Quarterly Report
June 30, 2020
SPDR® Index Shares Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 0.5%
BHP Group PLC	29,981	$612,865
AUSTRIA — 0.5%
Agrana Beteiligungs AG	166	3,416
ams AG (a)	3,699	54,867
ANDRITZ AG (a)	1,009	36,717
AT&S Austria Technologie & Systemtechnik AG	359	6,451
BAWAG Group AG (a)(b)	1,000	34,526
CA Immobilien Anlagen AG	812	27,041
DO & Co. AG (c)	95	4,855
Erste Group Bank AG (a)	4,242	99,814
EVN AG	477	8,047
FACC AG	289	2,094
Flughafen Wien AG (a)	123	3,495
IMMOFINANZ AG (a)	1,320	22,535
Lenzing AG (a)(c)	189	8,746
Mayr Melnhof Karton AG	124	19,108
Oberbank AG	210	19,765
Oesterreichische Post AG (c)	450	14,884
OMV AG	2,022	67,585
Palfinger AG (a)	187	4,117
Porr AG (a)(c)	165	2,728
Raiffeisen Bank International AG	1,923	34,255
S IMMO AG	587	10,522
S&T AG (a)	686	17,567
Schoeller-Bleckmann Oilfield Equipment AG	153	4,030
Strabag SE	212	5,465
Telekom Austria AG (a)	1,939	13,393
UBM Development AG	53	1,839
UNIQA Insurance Group AG	1,650	11,101
Verbund AG	939	42,038
Vienna Insurance Group AG Wiener Versicherung Gruppe	543	12,136
Voestalpine AG	1,604	34,490
Wienerberger AG	1,649	35,912
Zumtobel Group AG (a)	392	2,826
		666,365
BELGIUM — 1.7%
Ackermans & van Haaren NV (a)	318	41,574
Aedifica SA REIT	349	38,140
Ageas SA/NV	2,473	87,604
AGFA-Gevaert NV (a)	2,108	8,784
Anheuser-Busch InBev SA	12,034	592,879
Ascencio REIT	72	3,809
Banque Nationale de Belgique	4	8,895
Barco NV	153	26,979
Befimmo SA REIT	285	12,756
Bekaert SA	507	9,937
Biocartis NV (a)(b)(c)	652	3,383
bpost SA	1,388	9,354
Brederode SA	174	14,520
Care Property Invest NV REIT	289	8,585
Security Description	Shares	Value
Cie d'Entreprises CFE	102	$6,954
Cie du Bois Sauvage SA	15	5,341
Cofinimmo SA REIT	346	47,566
Colruyt SA	733	40,315
D'ieteren SA	334	18,494
Econocom Group SA	1,976	3,986
Elia Group SA	477	51,753
Euronav NV	2,903	23,361
Fagron	652	13,694
Financiere de Tubize SA	304	28,066
Galapagos NV (a)	613	120,520
Gimv NV	265	15,239
Groupe Bruxelles Lambert SA	1,643	137,850
Immobel SA	58	3,817
Intervest Offices & Warehouses NV REIT	326	8,366
Ion Beam Applications (c)	337	2,892
KBC Ancora (a)	531	18,059
KBC Group NV	3,689	211,557
Kinepolis Group NV (a)	209	9,448
Lotus Bakeries NV	6	19,071
Melexis NV (c)	267	20,242
Mithra Pharmaceuticals SA (a)(c)	218	4,456
Montea CVA REIT	182	18,234
Ontex Group NV (a)	936	13,698
Orange Belgium SA	399	6,498
Proximus SADP	2,228	45,393
Recticel SA	568	5,040
Retail Estates NV REIT	150	10,091
Shurgard Self Storage SA	359	13,487
Sipef NV	85	4,191
Sofina SA	218	57,539
Solvay SA	1,040	83,237
Telenet Group Holding NV	621	25,556
Tessenderlo Group SA (a)	333	9,911
TINC Comm	321	4,651
UCB SA	1,792	207,508
Umicore SA	2,881	135,612
VGP NV	106	13,524
Warehouses De Pauw CVA REIT	1,800	49,127
Xior Student Housing NV REIT	218	11,667
		2,393,210
CHILE — 0.1%
Antofagasta PLC	5,492	63,625
DENMARK — 3.5%
ALK-Abello A/S (a)	96	25,620
Alm Brand A/S (a)	960	8,955
Ambu A/S Class B	2,379	74,712
AP Moller - Maersk A/S Class A	43	46,655
AP Moller - Maersk A/S Class B	88	102,482
Bavarian Nordic A/S (a)(d)	798	21,802
Carlsberg A/S Class B	1,457	192,468
Chr. Hansen Holding A/S	1,461	150,592
Coloplast A/S Class B	1,691	261,959
D/S Norden A/S	381	5,116

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Danske Bank A/S (a)	9,714	$129,228
Demant A/S (a)(c)	1,331	35,080
Dfds A/S (a)	484	14,923
Drilling Co. of 1972 A/S (a)	292	6,152
DSV Panalpina A/S	2,908	354,870
FLSmidth & Co. A/S (a)	582	16,782
Genmab A/S (a)	927	310,120
GN Store Nord A/S	1,844	98,203
H Lundbeck A/S	878	32,998
ISS A/S (a)	2,237	35,396
Jeudan A/S (a)	101	3,835
Jyske Bank A/S (a)	842	24,679
Netcompany Group A/S (a)(b)	636	41,691
Nilfisk Holding A/S (a)	247	3,383
NKT A/S (a)	362	8,074
Novo Nordisk A/S Class B	23,903	1,546,719
Novozymes A/S Class B	3,056	176,610
Orsted A/S (b)	2,567	296,081
Pandora A/S	1,418	76,990
Per Aarsleff Holding A/S	271	9,760
Ringkjoebing Landbobank A/S	421	29,723
Rockwool International A/S Class A	102	24,839
Rockwool International A/S Class B	130	35,164
Royal Unibrew A/S (a)	602	50,058
Scandinavian Tobacco Group A/S Class A (b)	898	13,235
Schouw & Co. A/S	183	14,561
SimCorp A/S	573	61,739
Spar Nord Bank A/S	1,215	9,649
Sydbank A/S (a)	877	16,256
Topdanmark A/S	681	28,119
Tryg A/S	1,715	49,621
Vestas Wind Systems A/S	2,795	284,472
Zealand Pharma A/S (a)	421	14,427
		4,743,798
EGYPT — 0.0% (e)
Centamin PLC	16,378	37,114
FAEROE ISLANDS — 0.0% (e)
Bakkafrost P/F (a)	767	48,141
FINLAND — 2.2%
Afarak Group Oyj (a)	3,048	1,164
Aktia Bank Oyj (a)	898	8,896
Alma Media Oyj	478	3,672
Altia Oyj	329	2,949
Asiakastieto Group Oyj (b)	301	12,441
Aspo Oyj	366	2,409
BasWare Oyj (a)	189	6,336
Bittium Oyj (a)	507	3,542
CapMan Oyj Class B	2,174	4,737
Cargotec Oyj Class B	565	13,110
Caverion Oyj (a)	1,271	8,579
Citycon Oyj (c)	1,296	9,010
Elisa Oyj	2,132	129,641
eQ Oyj	108	1,601
Finnair Oyj (c)	801	711
Security Description	Shares	Value
Fiskars Oyj Abp	709	$8,154
Fortum Oyj	6,198	117,680
F-Secure Oyj (a)	1,404	4,526
Huhtamaki Oyj (a)	1,357	53,405
Kemira Oyj	1,492	19,204
Kesko Oyj Class A	1,176	19,020
Kesko Oyj Class B	3,874	66,223
Kojamo Oyj	2,881	60,833
Kone Oyj Class B	5,756	395,778
Konecranes Oyj	924	20,880
Lassila & Tikanoja Oyj	514	7,551
Marimekko Oyj (a)	50	1,373
Metsa Board Oyj (c)	2,845	19,236
Metso Oyj	1,814	59,431
Musti Group Oyj (a)	323	5,819
Neste Oyj	6,035	235,950
Nokia Oyj	81,304	355,085
Nokian Renkaat Oyj (c)	1,869	41,018
Nordea Bank Abp (a)	46,069	318,000
Olvi Oyj Class A	227	10,759
Oriola Oyj Class B	1,588	3,567
Orion Oyj Class A	455	22,000
Orion Oyj Class B	1,482	71,674
Outokumpu Oyj (a)	4,620	13,180
Outotec Oyj	2,211	12,198
Ponsse Oyj	153	4,365
QT Group Oyj (a)	265	8,036
Raisio Oyj Class V	1,780	6,078
Revenio Group Oyj	374	11,825
Rovio Entertainment Oyj (b)(c)	682	4,205
Sampo Oyj Class A	7,222	248,371
Sanoma Oyj	1,158	11,718
Stora Enso Oyj Class A	378	5,095
Stora Enso Oyj Class R	8,675	103,572
Terveystalo Oyj (a)(b)	1,117	10,990
TietoEVRY Oyj (a)	1,192	32,506
Tikkurila Oyj	510	7,091
Tokmanni Group Corp.	682	10,065
UPM-Kymmene Oyj	7,576	218,851
Uponor Oyj	782	10,522
Vaisala Oyj Class A	383	14,346
Valmet Oyj	1,890	49,312
Wartsila OYJ Abp	6,903	57,047
YIT Oyj	2,433	13,226
		2,978,563
FRANCE — 15.3%
Accor SA (a)	2,698	73,363
Adevinta ASA (a)	3,172	31,861
Aeroports de Paris	394	40,446
Air France-KLM (a)(c)	3,286	14,884
Air Liquide SA	6,736	971,415
Airbus SE (a)	8,233	587,363
ALD SA (b)(c)	1,156	11,426
Alstom SA	2,649	123,204
Altarea SCA REIT	49	7,231

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Alten SA (a)	411	$35,337
Amundi SA (a)(b)	855	66,932
ARGAN SA	190	17,371
Arkema SA	1,020	97,537
Atos SE (a)	1,374	117,129
AXA SA (c)	29,364	613,827
BioMerieux	603	82,829
BNP Paribas SA (a)	16,370	650,312
Bollore SA	12,970	40,730
Bouygues SA (a)	4,339	148,198
Bureau Veritas SA (a)	4,125	87,008
Capgemini SE	2,419	276,988
Carmila SA REIT	891	12,209
Carrefour SA	8,181	126,388
Casino Guichard Perrachon SA	592	21,875
CGG SA (a)	10,062	11,005
Christian Dior SE	68	28,686
Cie de Saint-Gobain (a)	7,732	278,328
Cie Generale des Etablissements Michelin SCA	2,577	267,265
Cie Plastic Omnium SA	875	17,817
CNP Assurances (a)	3,574	41,145
Coface SA (a)	1,233	8,087
Covivio REIT	768	55,636
Covivio Hotels SACA REIT	996	20,304
Credit Agricole SA (a)	18,332	173,529
Danone SA	9,238	638,726
Dassault Aviation SA (a)	34	31,332
Dassault Systemes SE	2,012	347,102
Edenred	3,450	150,849
Eiffage SA (a)	1,389	126,988
Electricite de France SA	7,047	64,981
Elior Group SA (b)	1,431	8,149
Elis SA (a)	2,753	32,126
Engie SA	26,397	326,126
EssilorLuxottica SA (a)	4,211	540,355
Eurazeo SE (a)	650	33,305
Eutelsat Communications SA	2,180	20,102
Faurecia SE (a)	1,052	41,083
Financiere de L'Odet SA	11	7,907
Fnac Darty SA (a)	246	10,157
Gaztransport Et Technigaz SA	312	23,794
Gecina SA REIT	678	83,764
Genfit (a)	504	2,850
Getlink SE	6,193	89,311
Hermes International	499	416,864
ICADE REIT	478	33,286
Iliad SA	218	42,518
Imerys SA	462	15,743
Ingenico Group SA (a)	859	137,000
Interparfums SA (a)	188	8,404
Ipsen SA	517	43,928
IPSOS	565	14,151
JCDecaux SA (a)	1,065	19,796
Kaufman & Broad SA	247	8,517
Kering SA	1,066	579,782
Security Description	Shares	Value
Klepierre SA REIT	2,977	$59,299
Korian SA (a)	674	24,663
La Francaise des Jeux SAEM (b)(c)	1,721	53,079
Lagardere SCA (a)	947	13,476
Legrand SA	3,770	286,322
L'Oreal SA (a)	3,467	1,112,505
LVMH Moet Hennessy Louis Vuitton SE	3,772	1,654,362
Maisons du Monde SA (b)	643	8,413
Mercialys SA REIT	949	7,941
Metropole Television SA (a)	796	8,976
Natixis SA (a)	13,118	34,255
Neoen SA (a)(b)	443	17,912
Nexans SA (a)	392	18,201
Nexity SA	586	18,955
Orange SA	27,988	334,623
Orpea	764	88,297
Pernod Ricard SA	2,915	458,521
Peugeot SA (a)(c)	7,875	128,073
Publicis Groupe SA	3,171	102,607
Quadient	489	7,129
Remy Cointreau SA (c)	304	41,382
Renault SA (a)	2,932	74,358
Rexel SA	3,420	39,065
Robertet SA	14	14,639
Rothschild & Co. (a)	558	13,474
Rubis SCA	1,346	64,673
Safran SA (a)	5,047	505,747
Sanofi	16,153	1,644,594
Sartorius Stedim Biotech	333	84,152
Schneider Electric SE	7,821	868,577
SCOR SE (a)	2,417	66,238
SEB SA	343	56,669
Societe BIC SA	363	18,428
Societe Generale SA (a)	12,319	204,774
Sodexo SA	1,206	81,542
SOITEC (a)	292	32,534
Somfy SA	130	13,112
Sopra Steria Group	235	28,954
SPIE SA	1,815	27,112
Suez SA	5,456	63,945
Teleperformance	828	210,080
Television Francaise 1 (a)(c)	1,683	9,100
Thales SA	1,502	121,259
Tikehau Capital SCA	626	16,874
TOTAL SA	36,934	1,409,365
Trigano SA	115	12,044
Ubisoft Entertainment SA (a)	1,496	123,329
Unibail-Rodamco-Westfield REIT (c)	2,005	112,956
Valeo SA (c)	3,168	83,118
Vallourec SA (a)(c)	114	4,758
Veolia Environnement SA	7,495	168,529
Verallia SASU (b)	438	12,520
Vicat SA	248	7,618
Vinci SA	7,932	730,524

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Vivendi SA	12,225	$313,605
Wendel SE	391	37,262
Worldline SA (a)(b)	2,171	187,949
		20,999,129
GERMANY — 13.5%
1&1 Drillisch AG	623	16,185
Aareal Bank AG (a)	851	16,593
Adidas AG (a)	2,631	690,290
ADO Properties SA (b)	607	16,512
AIXTRON SE (a)	1,603	19,318
Allianz SE	5,922	1,208,939
alstria office REIT-AG	2,682	39,943
Amadeus Fire AG (a)	72	8,928
Aroundtown SA (a)	17,188	98,415
Aurubis AG	479	29,525
BASF SE	13,014	729,080
Bayer AG	13,995	1,034,119
Bayerische Motoren Werke AG (d)	4,549	290,305
Bayerische Motoren Werke AG Preference Shares (d)	796	38,604
Bechtle AG	392	69,123
Beiersdorf AG	1,394	158,289
Bilfinger SE	372	7,103
Borussia Dortmund GmbH & Co. KGaA	796	5,163
Brenntag AG	2,186	114,830
CANCOM SE	595	31,543
Carl Zeiss Meditec AG	518	50,500
CECONOMY AG (a)	2,385	8,283
Commerzbank AG (a)	14,087	62,765
CompuGroup Medical SE & Co. KgaA	310	24,390
Continental AG (a)	1,578	154,476
Covestro AG (a)(b)	2,196	83,489
CTS Eventim AG & Co. KGaA (a)	771	32,040
Daimler AG	11,917	483,786
Delivery Hero SE (a)(b)	1,982	202,485
Deutsche Bank AG (a)	29,338	278,897
Deutsche Boerse AG	2,718	491,641
Deutsche EuroShop AG (a)	709	9,994
Deutsche Lufthansa AG (a)	3,367	33,816
Deutsche Pfandbriefbank AG (a)(b)	1,905	13,907
Deutsche Post AG	13,949	509,955
Deutsche Telekom AG	46,028	772,602
Deutsche Wohnen SE	4,748	213,042
Deutz AG (a)	1,715	8,059
DMG Mori AG	270	12,312
Duerr AG	697	18,162
DWS Group GmbH & Co. KGaA (b)	441	16,003
E.ON SE	31,808	357,787
EnBW Energie Baden-Wuerttemberg AG	256	14,089
Encavis AG	1,369	19,958
Evonik Industries AG	2,823	71,688
Evotec SE (a)	1,727	46,940
Security Description	Shares	Value
Fielmann AG	335	$22,538
Fraport AG Frankfurt Airport Services Worldwide (a)	527	22,978
Freenet AG	1,813	29,159
Fresenius Medical Care AG & Co. KGaA	2,966	254,175
Fresenius SE & Co. KGaA	5,836	289,194
Fuchs Petrolub SE Preference Shares (d)	986	39,579
Fuchs Petrolub SE (d)	449	15,129
GEA Group AG	2,097	66,300
Gerresheimer AG	399	36,792
Grand City Properties SA	1,465	33,797
GRENKE AG	391	30,126
Hamborner REIT AG	991	9,691
Hannover Rueck SE	854	147,137
Hapag-Lloyd AG (b)	101	5,887
HeidelbergCement AG	2,097	111,968
Hella GmbH & Co. KGaA	628	25,674
HelloFresh SE (a)	1,982	105,516
Henkel AG & Co. KGaA Preference Shares (d)	2,529	235,416
Henkel AG & Co. KGaA (d)	1,432	119,259
HOCHTIEF AG	316	28,021
HUGO BOSS AG	897	27,101
Hypoport AG (a)	61	26,994
Indus Holding AG	259	8,756
Infineon Technologies AG	17,757	416,326
Instone Real Estate Group AG (a)(b)	525	11,380
Jenoptik AG	722	16,899
Jungheinrich AG Preference Shares	681	15,879
K+S AG	2,707	17,093
KION Group AG	919	56,563
Kloeckner & Co. SE (a)	1,058	5,780
Knorr-Bremse AG	681	69,014
Koenig & Bauer AG (a)	197	4,392
Krones AG	218	13,981
KWS SAA t SE & Co. KGaA	140	10,488
LANXESS AG	1,112	58,650
LEG Immobilien AG	980	124,378
MAN SE	104	5,443
Merck KGaA	1,815	210,579
METRO AG	2,383	22,525
MorphoSys AG (a)	450	56,834
MTU Aero Engines AG (a)	762	131,928
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,989	516,935
Nemetschek SE	768	52,790
New Work SE	43	13,136
Nordex SE (a)	884	8,742
Norma Group SE	449	11,952
OSRAM Licht AG (a)	492	22,546
PATRIZIA AG	629	15,224
Pfeiffer Vacuum Technology AG	73	13,479
Porsche Automobil Holding SE Preference Shares	2,171	124,746

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
ProSiebenSat.1 Media SE (a)	3,054	$36,325
Puma SE (a)	1,194	92,291
Rational AG	62	34,706
Rheinmetall AG	620	53,758
Rocket Internet SE (a)(b)	1,100	23,585
RWE AG	8,820	308,181
Salzgitter AG (a)	539	7,582
SAP SE	15,533	2,168,873
Sartorius AG Preference Shares	482	158,401
Schaeffler AG Preference Shares	2,355	17,642
Scout24 AG (b)	1,569	121,682
Siemens AG	10,623	1,249,915
Siemens Healthineers AG (b)	2,125	101,793
Siltronic AG	296	30,180
Sixt SE (a)(d)	181	13,824
Sixt SE Preference Shares (d)	236	12,153
Software AG	695	28,023
Stabilus SA	351	18,387
Stroeer SE & Co. KGaA (a)	363	24,421
Suedzucker AG	950	14,970
Symrise AG	1,808	210,173
TAG Immobilien AG	2,075	49,454
Talanx AG (a)	751	27,903
TeamViewer AG (a)(b)	1,732	94,541
Telefonica Deutschland Holding AG	12,974	38,280
Thyssenkrupp AG (a)	5,550	39,358
TRATON SE (a)	816	15,936
TUI AG	6,246	29,396
Uniper SE	1,581	50,963
United Internet AG	1,440	60,990
Varta AG (a)	227	25,470
Volkswagen AG (d)	450	72,426
Volkswagen AG Preference Shares (d)	2,599	393,899
Vonovia SE	7,283	446,459
Wacker Chemie AG	246	16,865
Wacker Neuson SE	421	6,355
Washtec AG	188	7,739
Zalando SE (a)(b)	2,299	162,106
zooplus AG (a)	92	15,086
		18,612,833
GREECE — 0.0% (e)
Energean Oil & Gas PLC (a)(c)	2,254	17,128
INDIA — 0.0% (e)
Rhi Magnesita NV	384	11,662
IRELAND — 1.1%
AIB Group PLC (a)	11,108	13,973
Bank of Ireland Group PLC (a)	13,238	27,135
C&C Group PLC	4,547	12,922
Cairn Homes PLC	10,615	10,730
COSMO Pharmaceuticals NV (a)(c)	96	8,784
CRH PLC	11,447	392,129
Flutter Entertainment PLC	2,056	270,176
Glanbia PLC	2,874	32,537
Greencore Group PLC	6,321	9,825
Security Description	Shares	Value
Hibernia REIT PLC	9,797	$12,324
Kerry Group PLC Class A	2,225	275,641
Kingspan Group PLC	2,207	142,159
Ryanair Holdings PLC ADR (a)	1,377	91,350
Smurfit Kappa Group PLC	3,134	104,754
UDG Healthcare PLC	3,634	32,239
		1,436,678
ITALY — 3.5%
A2A SpA	22,195	31,422
ACEA SpA	623	11,958
Amplifon SpA (a)	1,768	47,082
Anima Holding SpA (b)	3,953	16,996
Arnoldo Mondadori Editore SpA (a)	1,729	1,864
Ascopiave SpA	934	3,934
Assicurazioni Generali SpA	18,463	279,324
ASTM SpA	998	22,799
Atlantia SpA (a)(c)	6,618	106,292
Autogrill SpA (a)	1,801	9,463
Avio SpA (a)	240	4,113
Azimut Holding SpA	1,537	26,257
Banca Farmafactoring SpA (a)(b)	1,624	9,229
Banca Generali SpA	827	24,763
Banca IFIS SpA (a)	381	3,659
Banca Mediolanum SpA	3,100	22,248
Banca Monte dei Paschi di Siena SpA (a)	5,130	9,086
Banca Popolare di Sondrio SCPA (a)	6,422	12,125
Banco BPM SpA (a)	21,469	32,022
BF SpA	803	3,238
BPER Banca (a)(c)	5,169	12,842
Brembo SpA (a)(c)	2,201	20,333
Brunello Cucinelli SpA (a)(c)	475	14,106
Buzzi Unicem SpA (d)	577	7,168
Buzzi Unicem SpA (d)	965	20,777
Cairo Communication SpA (a)	944	1,554
Carel Industries SpA (b)	568	10,424
Cementir Holding NV	652	4,635
Cerved Group SpA (a)	2,765	19,860
CIR SpA-Compagnie Industriali	12,691	5,930
Credito Emiliano SpA	1,058	5,229
Credito Valtellinese SpA (a)	940	5,552
Danieli & C Officine Meccaniche SpA	516	4,208
Datalogic SpA	178	2,205
Davide Campari-Milano SpA	6,759	56,935
De' Longhi SpA (a)	912	23,887
DiaSorin SpA	367	70,238
doValue SpA (a)(b)	565	5,096
Enav SpA (b)	3,588	16,168
Enel SpA	110,273	950,944
Eni SpA	35,918	342,498
ERG SpA	797	17,178
Falck Renewables SpA	1,653	10,100
Ferrari NV	1,765	301,021
Fila SpA (a)	362	3,570
Fincantieri SpA (a)(c)	6,908	4,748

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
FinecoBank Banca Fineco SpA (a)	8,626	$116,405
Gruppo MutuiOnline SpA	352	7,520
Guala Closures SpA (a)	804	5,581
Hera SpA	11,046	41,512
Illimity Bank SpA	844	6,948
IMA Industria Macchine Automatiche SpA (c)	299	17,966
Immobiliare Grande Distribuzione SIIQ SpA REIT	767	3,019
Infrastrutture Wireless Italiane SpA (b)	4,587	45,955
Interpump Group SpA	1,211	35,962
Intesa Sanpaolo SpA (a)	231,676	443,289
Iren SpA	9,262	22,948
Italgas SpA	6,932	40,252
Italmobiliare SpA	304	9,902
Juventus Football Club SpA (a)(c)	3,745	3,887
Leonardo SpA	5,718	37,891
Maire Tecnimont SpA (a)(c)	2,281	4,406
MARR SpA (a)	469	7,027
Mediaset SpA (a)(c)	4,523	8,042
Mediobanca Banca di Credito Finanziario SpA	8,953	64,255
Moncler SpA (a)	2,912	111,332
Nexi SpA (a)(b)	4,415	76,364
OVS SpA (a)(b)	2,485	2,693
Piaggio & C SpA	2,534	6,119
Pirelli & C SpA (a)(b)	5,402	22,904
Poste Italiane SpA (b)	6,615	57,505
Prysmian SpA	3,799	87,982
RAI Way SpA (b)	1,348	8,857
Recordati SpA	1,431	71,441
Reply SpA	292	23,564
Saipem SpA	8,154	20,322
Salvatore Ferragamo SpA (a)(c)	695	9,406
Saras SpA (a)	8,082	6,354
Sesa SpA	72	4,334
Snam SpA	29,612	144,143
Societa Cattolica di Assicurazioni SC (c)	2,471	14,182
SOL SpA	513	6,050
Tamburi Investment Partners SpA (c)	1,750	11,439
Technogym SpA (a)(b)	1,576	13,134
Telecom Italia SpA (d)	142,535	55,983
Telecom Italia SpA (d)	85,408	33,094
Terna Rete Elettrica Nazionale SpA	19,980	137,291
Tod's SpA (a)	178	5,274
UniCredit SpA (a)	32,198	296,104
Unione di Banche Italiane SpA (a)	13,221	43,211
Unipol Gruppo SpA (a)	6,132	23,843
UnipolSai Assicurazioni SpA (c)	8,300	19,838
Webuild SpA	6,309	9,885
Zignago Vetro SpA	333	4,982
		4,865,477
Security Description	Shares	Value
JORDAN — 0.1%
Hikma Pharmaceuticals PLC	1,999	$54,833
KAZAKHSTAN — 0.0% (e)
KAZ Minerals PLC	3,664	22,636
LIECHTENSTEIN — 0.0% (e)
Liechtensteinische Landesbank AG	160	9,827
LUXEMBOURG — 0.2%
APERAM SA	723	20,155
ArcelorMittal SA (a)	9,067	95,420
Eurofins Scientific SE (c)	160	100,383
Kernel Holding SA	699	7,369
RTL Group SA	544	17,413
SES SA	5,431	37,087
Tenaris SA	6,617	42,718
		320,545
MALTA — 0.0% (e)
Catena Media PLC (a)	1,073	2,400
Kindred Group PLC SDR	3,259	19,491
		21,891
MEXICO — 0.0% (e)
Fresnillo PLC	2,614	27,176
NETHERLANDS — 6.9%
Aalberts NV	1,359	44,554
ABN AMRO Bank NV (b)	6,674	57,464
Adyen NV (a)(b)	367	534,000
Aegon NV	25,738	76,692
Akzo Nobel NV	2,739	245,305
Altice Europe NV (a)	8,126	31,350
Arcadis NV (a)	1,055	19,077
Argenx SE (a)	607	135,191
ASM International NV	687	106,134
ASML Holding NV	6,042	2,218,367
ASR Nederland NV	1,999	61,383
BE Semiconductor Industries NV	1,079	48,051
Boskalis Westminster (a)(c)	1,144	22,563
Corbion NV	840	30,237
Euronext NV (b)	756	75,782
EXOR NV	1,607	91,761
Flow Traders (b)	510	18,238
GrandVision NV (a)(b)(c)	840	23,916
Heineken Holding NV	1,326	108,495
Heineken NV	3,367	310,322
IMCD NV	744	69,925
ING Groep NV	55,983	389,714
Intertrust NV (b)	1,282	21,829
Just Eat Takeaway (a)(b)	750	78,232
Just Eat Takeaway.com NV (a)(b)	933	97,203
Koninklijke Ahold Delhaize NV	15,625	425,744
Koninklijke DSM NV	2,416	334,307
Koninklijke KPN NV	49,973	132,460
Koninklijke Philips NV (a)	12,814	597,558
Koninklijke Vopak NV	940	49,705
NN Group NV	4,546	152,665
OCI NV (a)	1,185	12,351

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Prosus NV (a)	6,354	$590,474
Randstad NV	1,850	82,407
Royal Dutch Shell PLC Class B	52,610	795,661
Royal Dutch Shell PLC Class A (c)	58,497	945,962
SBM Offshore NV	2,323	33,957
Signify NV (a)(b)	1,981	51,152
TKH Group NV	570	22,458
VEON, Ltd.	8,745	14,910
Wolters Kluwer NV	3,857	301,160
		9,458,716
NORWAY — 1.2%
ABG Sundal Collier Holding ASA	6,118	2,660
AF Gruppen ASA	780	13,939
Akastor ASA (a)	1,987	989
Aker ASA Class A (a)	348	12,640
Aker BP ASA	1,531	27,821
Aker Solutions ASA (a)	2,045	1,774
American Shipping Co. ASA	696	1,851
Arcus ASA (b)	463	1,872
Arendals Fossekompani A/S	9	2,482
Atea ASA	1,166	11,192
Atlantic Sapphire ASA (a)	878	11,422
Austevoll Seafood ASA	1,279	10,534
Avance Gas Holding, Ltd. (b)	662	1,230
Axactor SE (a)	1,648	1,027
B2Holding ASA (a)	4,095	1,583
Bergenbio ASA (a)	816	2,952
Bonheur ASA	305	7,430
Borregaard ASA	1,346	14,260
Bouvet ASA	131	6,613
BW Offshore, Ltd.	1,316	4,311
Crayon Group Holding ASA (a)(b)	459	2,979
DNB ASA	13,176	173,595
DNO ASA (c)	9,142	5,483
Elkem ASA (b)	3,445	7,003
Entra ASA (b)	2,562	32,613
Equinor ASA	15,928	225,538
Europris ASA (b)	2,365	11,385
Fjord1 ASA (a)(b)	577	2,715
Fjordkraft Holding ASA (b)	914	7,475
Frontline, Ltd.	1,174	8,141
Funcom Se (a)	1,155	1,894
Gjensidige Forsikring ASA (a)	2,675	49,108
Grieg Seafood ASA	703	7,174
Hexagon Composites ASA (a)	1,560	6,468
Kid ASA (b)	361	2,896
Kitron ASA	2,368	2,901
Komplett Bank ASA (a)	1,928	1,287
Kongsberg Gruppen ASA	1,277	17,844
Kvaerner ASA (a)	1,642	1,050
Leroy Seafood Group ASA	3,995	23,920
Medistim ASA (a)	160	3,649
Mowi ASA	6,281	118,920
Multiconsult ASA (a)(b)	302	2,051
NEL ASA (a)	17,456	34,109
Security Description	Shares	Value
Nordic Nanovector ASA (a)(c)	702	$1,544
Nordic Semiconductor ASA (a)	2,300	17,500
Norsk Hydro ASA (a)	19,273	53,082
Norway Royal Salmon ASA	334	8,683
Norwegian Air Shuttle ASA (a)(c)	1,606	452
Norwegian Energy Co. ASA (a)	324	4,971
Norwegian Finans Holding ASA	2,216	15,138
Norwegian Property ASA	2,319	2,945
NRC Group ASA (a)	553	1,794
NTS ASA	368	2,747
Ocean Yield ASA (c)	866	1,944
Odfjell Drilling, Ltd. (a)(c)	1,346	1,510
Olav Thon Eiendomsselskap ASA (a)	421	6,110
Orkla ASA	10,569	92,357
Otello Corp. ASA (a)	1,718	2,137
Panoro Energy ASA (a)	910	1,043
Pareto Bank ASA	586	1,956
PCI Biotech Holding ASA (a)	441	3,154
PGS ASA (a)	5,433	2,167
PhotoCure ASA (a)	342	2,467
Protector Forsikring ASA (a)	984	3,749
Salmar ASA (a)	767	36,501
Sandnes Sparebank	275	1,653
SATS ASA (a)	955	1,936
Sbanken ASA (a)(b)	1,138	7,373
Scatec Solar ASA (b)	1,178	19,098
Schibsted ASA Class A (a)	1,132	29,429
Schibsted ASA Class B (a)	1,434	33,683
Self Storage Group ASA (a)	901	2,382
Selvaag Bolig ASA	621	3,663
SpareBank 1 B.V.	545	2,056
SpareBank 1 Nord Norge	1,425	9,203
SpareBank 1 Oestlandet	623	5,657
SpareBank 1 SMN	1,837	14,910
SpareBank 1 SR-Bank ASA (a)	2,597	18,817
Sparebanken More	117	3,590
Sparebanken Vest	1,788	11,565
Stolt-Nielsen, Ltd.	336	3,044
Storebrand ASA (a)	6,626	34,074
Telenor ASA	9,611	139,577
TGS Nopec Geophysical Co. ASA	1,684	24,325
Tomra Systems ASA	1,548	56,660
Veidekke ASA (a)	1,548	18,646
Wallenius Wilhelmsen ASA (c)	1,462	1,882
Wilh Wilhelmsen Holding ASA Class A	193	2,351
Wilh Wilhelmsen Holding ASA Class B	133	1,599
XXL ASA (a)(b)	2,361	4,584
Yara International ASA	2,464	85,283
		1,689,771
POLAND — 0.6%
11 bit studios SA (a)	28	3,433
AB SA (a)	189	1,319
Ac SA	121	1,193

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Agora SA	506	$1,034
Alior Bank SA (a)	1,260	5,144
Alumetal SA (a)	148	1,459
Ambra SA	137	585
Amica SA (a)	72	2,232
Apator SA	362	1,904
Asseco Business Solutions SA	252	2,051
Asseco Poland SA	793	13,231
Asseco South Eastern Europe SA	362	3,514
Atal SA (a)	94	741
Atrium European Real Estate, Ltd.	2,135	6,594
Auto Partner SA (a)	932	1,244
Bank Handlowy w Warszawie SA (a)	463	4,483
Bank Millennium SA (a)	8,581	6,556
Bank Ochrony Srodowiska SA (a)	478	769
Bank Polska Kasa Opieki SA	2,269	30,883
Benefit Systems SA (a)	18	3,781
Bioton SA (a)	535	618
BNP PARIBAS BANK POLSKA SA (a)	236	2,882
Boryszew SA (a)	1,082	963
Budimex SA	159	8,602
CCC SA	425	6,412
CD Projekt SA (a)	955	95,339
Celon Pharma SA	215	2,071
Ciech SA (a)	362	2,924
ComArch SA	71	3,769
Comp SA (a)	62	1,000
Cyfrowy Polsat SA	3,865	25,697
Datawalk SA (a)	44	1,568
Develia SA (a)	6,342	3,110
Dino Polska SA (a)(b)	681	34,535
Dom Development SA (a)	114	2,692
Echo Investment SA	2,564	2,431
Elemental Holding SA (a)	1,454	629
Enea SA (a)	3,034	5,492
Energa SA (a)	2,846	5,857
Enter Air SA	120	947
Eurocash SA (a)	1,116	4,886
Fabryki Mebli Forte SA (a)	199	1,006
Famur SA	4,292	2,387
Ferro SA	246	1,119
Firma Oponiarska Debica SA	24	444
Getin Holding SA (a)	1,210	374
Getin Noble Bank SA (a)	5,510	383
Globe Trade Centre SA (a)	2,648	4,378
Grupa Azoty SA (a)	669	5,184
Grupa Kety SA	133	14,727
Grupa Lotos SA	1,230	18,657
ING Bank Slaski SA (a)	461	16,572
Inter Cars SA (a)	131	6,955
Jastrzebska Spolka Weglowa SA	744	3,517
KGHM Polska Miedz SA (a)	1,933	44,420
KRUK SA	244	6,656
LiveChat Software SA	190	3,055
Security Description	Shares	Value
LPP SA (a)	16	$24,310
Lubelski Wegiel Bogdanka SA	161	897
Mabion SA (a)	118	1,140
Mangata Holding SA	33	425
mBank SA (a)	187	10,873
MCI Capital SA (a)	218	667
Medicalgorithmics SA (a)	44	289
Mennica Polska SA	328	1,584
MLP Group SA	85	1,719
Netia SA (a)	1,346	1,290
Neuca SA	16	2,063
NEWAG SA	304	1,960
Orange Polska SA (a)	9,170	14,431
PCC Rokita SA	43	463
PGE Polska Grupa Energetyczna SA (a)	11,288	19,616
PKP Cargo SA	423	1,465
PLAY Communications SA (b)	1,465	11,244
PlayWay SA	14	1,671
Polenergia SA (a)	210	1,747
Polimex-Mostostal SA (a)	948	600
Polnord SA (a)	305	342
Polski Bank Komorek Macierzystych SA (a)	59	1,223
Polski Koncern Naftowy ORLEN SA	4,390	69,496
Polskie Gornictwo Naftowe i Gazownictwo SA	23,023	26,453
Powszechna Kasa Oszczednosci Bank Polski SA	12,499	72,422
Powszechny Zaklad Ubezpieczen SA	8,050	58,874
Poznanska Korporacja Budowlana Pekabex SA	137	400
Rainbow Tours SA (a)	101	472
Sanok Rubber Co. SA	337	1,231
Santander Bank Polska SA (a)	473	20,974
Selvita SA (a)(d)	131	2,173
Selvita SA (a)(d)	125	1,485
Sniezka SA	72	1,595
Stalexport Autostrady SA	1,360	959
Stalprodukt SA	30	1,213
Tauron Polska Energia SA (a)	14,788	8,838
TEN Square Games SA	43	5,653
Vigo System SA (a)	8	1,062
Vistula Group SA (a)	2,551	1,467
Warsaw Stock Exchange	390	4,121
Wawel SA	13	1,880
Wielton SA (a)	333	391
Wirtualna Polska Holding SA (a)	248	4,276
Zaklady Tluszczowe Kruszwica SA	36	542
Zespol Elektrocieplowni Wroclawskich Kogeneracja SA (a)	89	873
Zespol Elektrowni Patnow Adamow Konin SA (a)	350	741
		822,018

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
PORTUGAL — 0.3%
Altri SGPS SA	1,192	$5,714
Banco Comercial Portugues SA Class R (a)	114,052	13,706
Corticeira Amorim SGPS SA	536	6,068
CTT-Correios de Portugal SA (a)	1,848	4,379
EDP - Energias de Portugal SA	37,699	179,952
Galp Energia SGPS SA	6,955	80,420
Jeronimo Martins SGPS SA	3,461	60,582
Navigator Co. SA	3,114	7,569
NOS SGPS SA	3,489	15,220
REN - Redes Energeticas Nacionais SGPS SA	4,980	13,592
Semapa-Sociedade de Investimento e Gestao	322	2,926
Sonae SGPS SA	13,408	9,668
		399,796
RUSSIA — 0.1%
Evraz PLC	8,250	29,399
Polymetal International PLC	4,092	81,681
		111,080
SINGAPORE — 0.0% (e)
BW LPG, Ltd. (b)	1,064	3,307
Hafnia, Ltd.	1,817	2,844
		6,151
SOUTH AFRICA — 0.3%
Anglo American PLC	17,432	402,650
Investec PLC	9,181	18,321
Old Mutual, Ltd. (c)	60,892	42,193
		463,164
SPAIN — 3.8%
Acciona SA (c)	305	29,854
Acerinox SA	2,133	17,201
ACS Actividades de Construccion y Servicios SA	3,438	86,650
Aedas Homes SA (a)(b)	290	5,257
Aena SME SA (a)(b)	1,042	138,917
Almirall SA	832	10,961
Amadeus IT Group SA	6,213	323,646
AmRest Holdings SE (a)	1,029	5,931
Applus Services SA	2,028	15,557
Banco Bilbao Vizcaya Argentaria SA	94,651	325,725
Banco de Sabadell SA	80,930	28,096
Banco Santander SA	235,896	576,126
Bankia SA	16,623	17,707
Bankinter SA	9,146	43,606
Befesa SA (b)	480	18,707
CaixaBank SA	50,849	108,540
Cellnex Telecom SA (b)	3,574	217,727
Cia de Distribucion Integral Logista Holdings SA	942	17,563
CIE Automotive SA	777	13,631
Security Description	Shares	Value
Construcciones y Auxiliar de Ferrocarriles SA	275	$9,976
Corp. Financiera Alba SA	233	9,421
Ebro Foods SA	879	18,205
EDP Renovaveis SA	2,156	29,785
Elecnor SA	584	6,205
Enagas SA (c)	3,216	78,562
Ence Energia y Celulosa SA (c)	2,023	6,621
Endesa SA (c)	4,487	110,518
Euskaltel SA (b)	1,220	10,825
Faes Farma SA	4,054	16,483
Ferrovial SA	7,518	200,119
Fomento De Construcciones Y (a)	69	654
Fomento de Construcciones y Contratas SA	670	6,329
Gestamp Automocion SA (b)	2,466	6,204
Global Dominion Access SA (a)(b)	1,722	5,512
Grifols SA	4,180	126,900
Grifols SA Class B, Preference Shares	3,706	68,097
Grupo Catalana Occidente SA	648	14,920
Iberdrola SA	84,055	974,274
Indra Sistemas SA (a)	1,750	13,749
Industria de Diseno Textil SA	15,776	417,632
Inmobiliaria Colonial Socimi SA REIT	3,835	33,769
Lar Espana Real Estate Socimi SA REIT	1,088	5,676
Liberbank SA (a)	32,623	5,401
Mapfre SA	14,084	25,056
Masmovil Ibercom SA (a)	1,525	38,881
Mediaset Espana Comunicacion SA (a)	2,245	8,301
Melia Hotels International SA	1,722	7,315
Merlin Properties Socimi SA REIT	5,172	42,870
Naturgy Energy Group SA	5,022	93,434
Neinor Homes SA (a)(b)	818	8,379
Parques Reunidos Servicios Centrales SAU (a)	1,617	24,977
Pharma Mar SA (c)	2,248	19,340
Prosegur Cash SA (b)	5,842	4,908
Prosegur Cia de Seguridad SA	3,624	8,434
Red Electrica Corp. SA (c)	6,131	114,343
Repsol SA (c)	20,289	177,424
Sacyr SA	5,277	10,947
Siemens Gamesa Renewable Energy SA (a)	3,179	56,342
Solaria Energia y Medio Ambiente SA (a)	890	11,315
Tecnicas Reunidas SA (a)	499	7,566
Telefonica SA	67,045	319,806
Unicaja Banco SA (a)(b)	11,482	5,868
Vidrala SA	305	29,083
Viscofan SA	504	32,888
Zardoya Otis SA	2,556	17,483
		5,242,199

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
SWEDEN — 5.7%
Sinch AB (a)	472	$40,378
AAK AB (a)	2,477	42,565
AcadeMedia AB (b)	1,175	7,945
Adapteo Oyj (a)	633	5,395
AddLife AB Class B (a)	1,568	16,578
AddNode Group AB (a)	437	8,349
AddTech AB Class B	920	36,971
AF POYRY AB (a)	1,455	31,234
Ahlstrom-Munksjo Oyj	1,135	16,955
Alfa Laval AB (a)	4,214	92,452
Alimak Group AB (b)	505	5,464
Ambea AB (a)(b)	669	3,411
Arjo AB Class B	2,896	16,102
Assa Abloy AB Class B	14,001	284,704
Atlas Copco AB Class A	9,149	387,499
Atlas Copco AB Class B	5,528	204,467
Atrium Ljungberg AB Class B	687	9,675
Attendo AB (a)(b)	1,637	6,417
Avanza Bank Holding AB	1,711	24,297
Axfood AB	1,488	32,486
Beijer Alma AB	624	6,370
Beijer Ref AB (c)	1,004	30,325
Bergman & Beving AB	344	2,651
Betsson AB (d)	1,730	12,033
Betsson AB (a)(d)	1,730	533
Bilia AB Class A (a)	1,285	10,379
BillerudKorsnas AB	2,505	35,881
BioArctic AB (a)(b)	507	3,992
BioGaia AB Class B	236	13,020
Biotage AB	924	13,815
Boliden AB	3,669	83,488
Bonava AB Class B	1,205	6,480
Boozt AB (a)(b)	662	6,523
Bravida Holding AB (a)(b)	2,874	27,470
Bufab AB (a)	387	4,071
Bure Equity AB	673	14,606
Bygghemma Group First AB (a)	540	4,753
Camurus AB (a)	363	6,156
Castellum AB	3,391	63,349
Catena AB	319	12,566
Cellavision AB (a)	266	8,023
CELLINK AB Class B (a)	311	3,992
Clas Ohlson AB Class B	593	6,639
Cloetta AB Class B (a)	2,904	7,394
Collector AB (a)(c)	1,488	2,150
Coor Service Management Holding AB (a)(b)	1,358	8,921
Corem Property Group AB	2,119	4,037
Dios Fastigheter AB	1,223	8,178
Dometic Group AB (a)(b)	4,188	37,553
Duni AB	467	4,887
Dustin Group AB (b)	933	5,077
Electrolux AB Class B	3,259	54,499
Electrolux Professional AB Class B (a)	3,218	11,678
Security Description	Shares	Value
Elekta AB Class B	5,225	$48,601
Eltel AB (a)(b)	1,404	3,052
Eolus Vind AB Class B (c)	190	2,559
Epiroc AB Class A	8,910	111,033
Epiroc AB Class B	5,524	67,563
EQT AB (c)	8,852	158,814
Essity AB Class A (a)	298	9,436
Essity AB Class B (a)	9,196	297,201
Evolution Gaming Group AB (b)	1,766	105,316
Fabege AB	3,977	46,486
Fagerhult AB (a)	1,261	4,663
Fastighets AB Balder Class B (a)	1,390	52,979
FastPartner AB Class A	723	5,409
Fingerprint Cards AB Class B (a)	4,360	7,911
Getinge AB Class B (c)	3,084	57,233
Granges AB (a)	1,071	8,478
Haldex AB (a)	520	2,093
Hansa Biopharma AB (a)(c)	484	9,013
Heba Fastighets AB Class B	523	4,828
Hennes & Mauritz AB Class B	10,869	157,494
Hexagon AB Class B (a)	4,085	238,523
Hexpol AB (a)	3,684	27,284
HIQ International AB (a)	794	3,699
HMS Networks AB (a)	399	7,443
Hoist Finance AB (a)(b)(c)	1,202	3,213
Holmen AB Class B (a)	1,451	46,287
Hufvudstaden AB Class A	1,671	20,769
Husqvarna AB Class A	360	2,952
Husqvarna AB Class B	5,874	48,106
IAR Systems Group AB (a)	189	2,329
ICA Gruppen AB	1,314	62,311
Immunovia AB (a)	229	3,844
Industrivarden AB Class A (a)	2,396	54,367
Industrivarden AB Class C (a)	2,366	53,610
Indutrade AB (a)	1,259	49,729
Infant Bacterial Therapeutics AB (a)	156	1,892
Instalco AB	635	9,787
Intrum AB (c)	947	17,381
Investment AB Latour Class B	1,950	35,372
Investment AB Oresund	497	5,527
Investor AB Class A	2,241	117,190
Investor AB Class B (c)	6,466	341,253
INVISIO Communications AB	516	8,164
Inwido AB (a)	825	5,703
JM AB	786	17,691
Karnov Group AB	1,073	6,392
Karo Pharma AB (a)	796	4,699
Kinnevik AB Class B	3,429	90,209
Klovern AB Preference Shares	234	7,698
Klovern AB Class B	7,028	11,112
KNOW IT AB (a)	276	4,580
Kungsleden AB	2,646	19,710
L E Lundbergforetagen AB Class B (a)	1,045	47,423
Lagercrantz Group AB Class B	940	14,569
LeoVegas AB (b)	1,247	5,576

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Lifco AB Class B	644	$40,783
Lindab International AB	1,115	13,069
Loomis AB (a)	1,066	25,470
Lundin Energy AB	2,701	65,114
Medicover AB Class B (a)	717	7,365
Mekonomen AB (a)	589	4,173
Midsona AB Class B	677	3,880
MIPS AB	339	11,695
Modern Times Group MTG AB Class B (a)	950	10,309
Momentum Group AB Class B	388	4,973
Munters Group AB (a)(b)	1,288	7,189
Mycronic AB	999	18,840
NCC AB Class B	1,232	19,941
NetEnt AB (a)	2,928	22,376
New Wave Group AB Class B (a)	624	2,083
Nibe Industrier AB Class B (a)	4,872	107,672
Nobia AB (a)	1,578	7,469
Nobina AB (a)(b)	1,255	7,503
Nolato AB Class B (a)	272	18,334
Nordic Entertainment Group AB Class B	861	26,338
Nordic Waterproofing Holding A/S (b)	340	3,715
Nyfosa AB (a)	2,379	16,215
OEM International AB Class B (a)	205	5,281
Oncopeptides AB (a)(b)(c)	453	6,379
Pandox AB (a)	1,184	13,674
Peab AB Class B (a)	2,941	24,180
Platzer Fastigheter Holding AB Class B	884	7,543
Ratos AB Class B (a)	2,992	8,003
RaySearch Laboratories AB (a)	363	3,370
Recipharm AB (a)	278	3,426
Recipharm AB Class B (a)(c)	652	8,048
Resurs Holding AB (b)	2,014	8,271
Saab AB Class B (a)(c)	1,173	29,285
Sagax AB Class B	2,069	27,982
Sagax AB Class D	1,450	4,537
Samhallsbyggnadsbolaget i Norden AB (c)(d)	13,272	33,904
Samhallsbyggnadsbolaget i Norden AB (d)	1,106	3,425
Sandvik AB (a)	15,571	290,975
SAS AB (a)(c)	3,492	2,912
Scandi Standard AB (a)	855	5,892
Scandic Hotels Group AB (b)(c)	1,859	6,533
Sectra AB Class B	406	23,096
Securitas AB Class B (a)	4,546	61,261
Skandinaviska Enskilda Banken AB Class A (a)	22,758	197,128
Skanska AB Class B (a)	5,827	118,521
SKF AB Class A	195	3,631
SKF AB Class B	5,339	99,225
SkiStar AB	592	6,043
SSAB AB Class A (a)	3,373	9,286
SSAB AB Class B (a)	8,820	23,383
Security Description	Shares	Value
Svenska Cellulosa AB SCA Class B (a)	7,905	$94,012
Svenska Handelsbanken AB Class A (a)	22,085	209,646
Svenska Handelsbanken AB Class B (a)	502	5,011
Sweco AB Class B	972	43,651
Swedbank AB Class A (a)	13,167	168,745
Swedish Match AB	2,302	161,840
Swedish Orphan Biovitrum AB (a)	2,693	62,204
Systemair AB	184	3,192
Tele2 AB Class B	7,072	93,783
Telefonaktiebolaget LM Ericsson Class A	852	8,477
Telefonaktiebolaget LM Ericsson Class B	44,012	407,021
Telia Co. AB	35,122	131,189
Tethys Oil AB	508	2,492
Thule Group AB (b)	1,463	36,934
Tobii AB (a)(c)	1,379	5,308
Trelleborg AB Class B (a)	3,432	49,970
Troax Group AB	545	8,552
VBG Group AB Class B (a)	246	3,697
Vitec Software Group AB Class B	389	8,789
Vitrolife AB	864	19,326
Volvo AB Class A (a)	2,978	45,773
Volvo AB Class B (a)	23,454	367,293
Wallenstam AB Class B	2,916	33,771
Wihlborgs Fastigheter AB	1,955	32,000
Xvivo Perfusion AB (a)	298	5,757
		7,839,522
SWITZERLAND — 15.8%
ABB, Ltd.	25,524	574,563
Adecco Group AG	2,316	108,669
Alcon, Inc. (a)	7,049	404,394
Allreal Holding AG	202	39,993
ALSO Holding AG	89	21,885
Baloise Holding AG	658	98,677
Banque Cantonale Vaudoise	412	40,046
Barry Callebaut AG	41	78,188
Belimo Holding AG	7	51,491
Bell Food Group AG	30	7,599
Berner Kantonalbank AG	47	11,384
BKW AG	278	24,938
Bossard Holding AG Class A	83	12,684
Bucher Industries AG	96	27,638
Burckhardt Compression Holding AG	43	10,528
Cembra Money Bank AG	423	41,316
Chocoladefabriken Lindt & Spruengli AG (d)	15	123,476
Chocoladefabriken Lindt & Spruengli AG (d)	2	171,811
Cie Financiere Richemont SA	7,410	472,651
Clariant AG (a)	3,493	68,603
Coca-Cola HBC AG	2,894	72,518

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Conzzeta AG	19	$17,024
Credit Suisse Group AG	34,393	355,636
Daetwyler Holding AG	103	20,131
DKSH Holding AG	508	32,596
dormakaba Holding AG	44	23,984
Dufry AG (a)	363	10,750
Emmi AG	30	26,183
EMS-Chemie Holding AG	112	86,758
Fenix Outdoor International AG	72	6,476
Flughafen Zurich AG	270	35,077
Forbo Holding AG	17	24,615
Galenica AG (b)	710	50,803
Geberit AG	522	261,234
Georg Fischer AG	58	49,795
Givaudan SA	113	420,731
Glencore PLC	154,521	326,904
Helvetia Holding AG	465	43,357
Huber + Suhner AG	274	19,259
Idorsia, Ltd. (a)	1,162	37,158
Inficon Holding AG	23	17,841
Interroll Holding AG	10	20,178
IWG PLC	9,623	31,509
Julius Baer Group, Ltd.	3,170	132,648
Jungfraubahn Holding AG (a)	67	8,711
Kardex Holding AG	83	15,136
Komax Holding AG (a)(c)	48	7,791
Kuehne + Nagel International AG (a)	798	132,558
LafargeHolcim, Ltd.	7,197	315,284
Landis+Gyr Group AG (a)	311	20,120
Logitech International SA	2,452	160,077
Lonza Group AG	1,057	557,977
Luzerner Kantonalbank AG (a)	43	17,789
Mediclinic International PLC	4,964	16,229
Mobimo Holding AG	95	27,471
Nestle SA	42,245	4,669,665
Novartis AG	35,025	3,046,552
OC Oerlikon Corp. AG	2,822	23,007
Pargesa Holding SA	538	40,937
Partners Group Holding AG	265	240,347
PSP Swiss Property AG	583	65,649
Roche Holding AG Bearer Shares (d)	377	129,307
Roche Holding AG (d)	9,973	3,455,896
Schindler Holding AG (d)	577	135,793
Schindler Holding AG (d)	276	65,013
Schweiter Technologies AG	15	18,458
SFS Group AG	241	22,560
SGS SA	90	219,883
Siegfried Holding AG	62	28,136
SIG Combibloc Group AG	3,363	54,409
Sika AG	1,820	350,247
Sonova Holding AG (a)	784	156,502
St Galler Kantonalbank AG (c)	43	19,196
STADLER RAIL AG (a)(c)	618	25,436
STMicroelectronics NV	9,542	259,568
Security Description	Shares	Value
Straumann Holding AG	159	$136,590
Sulzer AG	247	19,681
Sunrise Communications Group AG (b)	450	39,916
Swatch Group AG (c)(d)	399	79,627
Swatch Group AG (d)	884	34,574
Swiss Life Holding AG	449	166,323
Swiss Prime Site AG	1,078	99,660
Swiss Re AG	4,102	316,281
Swisscom AG (c)	363	189,976
Tecan Group AG	146	51,710
Temenos AG	918	142,561
u-blox Holding AG	101	6,907
UBS Group AG	51,170	588,896
Valiant Holding AG	222	20,735
Valora Holding AG (a)	45	8,605
VAT Group AG (b)	383	69,927
Vifor Pharma AG	618	92,972
Vontobel Holding AG	395	27,701
VZ Holding AG	221	16,513
Wizz Air Holdings PLC (a)(b)	515	21,228
Zuger Kantonalbank AG	2	12,960
Zur Rose Group AG (a)	110	30,009
Zurich Insurance Group AG	2,135	753,012
		21,745,767
TANZANIA, UNITED REPUBLIC OF — 0.0% (e)
Helios Towers PLC	10,976	20,153
UNITED ARAB EMIRATES — 0.0% (e)
Borr Drilling, Ltd. (a)(c)	1,194	1,312
Network International Holdings PLC (a)(b)	5,643	30,749
RAK Petroleum PLC (a)	2,152	1,450
		33,511
UNITED KINGDOM — 21.8%
3i Group PLC	13,787	141,835
4imprint Group PLC	396	12,061
A.G. Barr PLC	1,367	7,626
Admiral Group PLC	3,308	93,969
Aggreko PLC	3,630	19,861
Airtel Africa PLC	11,936	9,218
AJ Bell PLC	4,922	23,505
Ascential PLC (b)	5,707	20,421
Ashmore Group PLC	6,279	32,368
Ashtead Group PLC	6,393	214,779
Associated British Foods PLC	5,104	120,770
Assura PLC REIT	34,091	33,066
AstraZeneca PLC	18,627	1,938,138
Auto Trader Group PLC (b)	13,187	85,771
Avast PLC (b)	9,776	63,839
AVEVA Group PLC	914	46,213
Aviva PLC	56,722	191,755
Avon Rubber PLC	396	15,658
B&M European Value Retail SA	12,054	59,203

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Babcock International Group PLC	3,578	$13,714
BAE Systems PLC	46,007	274,795
Balfour Beatty PLC	9,774	31,496
Bank of Georgia Group PLC (a)	561	7,417
Barclays PLC	234,018	330,849
Barratt Developments PLC	14,424	88,381
Beazley PLC	7,507	38,030
Bellway PLC	1,749	55,021
Berkeley Group Holdings PLC	1,838	94,589
Biffa PLC (b)	3,171	7,875
Big Yellow Group PLC REIT	2,366	29,351
Bodycote PLC	2,713	21,035
BP PLC	287,584	1,091,601
Brewin Dolphin Holdings PLC	4,296	13,828
British American Tobacco PLC	32,566	1,249,206
British Land Co. PLC REIT	12,659	60,439
Britvic PLC	3,763	35,802
BT Group PLC	127,026	179,005
Bunzl PLC	4,770	127,660
Burberry Group PLC	5,833	115,280
Cairn Energy PLC (a)	8,354	12,160
Capita PLC (a)	23,681	12,904
Capital & Counties Properties PLC REIT	9,315	16,816
Centrica PLC	82,600	39,334
Chemring Group PLC	3,995	11,946
Cineworld Group PLC	13,994	10,468
Clarkson PLC	400	11,096
Close Brothers Group PLC	2,155	29,423
CNH Industrial NV (a)	14,135	98,874
Coats Group PLC	20,456	14,154
Compass Group PLC	22,865	314,162
Computacenter PLC	1,122	22,750
Concentric AB (a)	558	7,882
ConvaTec Group PLC (b)	19,910	48,119
Countryside Properties PLC (b)	6,378	26,085
Cranswick PLC	738	32,992
Crest Nicholson Holdings PLC	3,636	8,882
Croda International PLC	1,869	121,379
Daily Mail & General Trust PLC Class A	2,906	24,740
DCC PLC	1,436	119,412
Dechra Pharmaceuticals PLC	1,458	51,271
Derwent London PLC REIT	1,503	51,553
Diageo PLC	33,178	1,099,274
Dialog Semiconductor PLC (a)	925	42,190
Diploma PLC	1,606	35,619
Direct Line Insurance Group PLC	19,482	65,235
Dixons Carphone PLC	14,826	16,460
Domino's Pizza Group PLC	6,551	25,109
Drax Group PLC	5,809	18,461
DS Smith PLC	18,437	74,766
Dunelm Group PLC	1,405	20,659
easyJet PLC (c)	2,817	23,669
Electrocomponents PLC	6,313	52,340
Elementis PLC	8,222	6,542
Security Description	Shares	Value
Empiric Student Property PLC REIT	8,541	$6,110
Equiniti Group PLC (b)	5,168	9,285
Essentra PLC	3,743	13,458
Euromoney Institutional Investor PLC	1,548	15,015
Experian PLC	12,893	449,084
FDM Group Holdings PLC	1,315	14,688
Ferrexpo PLC	4,145	8,881
Fiat Chrysler Automobiles NV (a)	16,251	163,249
Firstgroup PLC (a)	17,219	10,712
Forterra PLC (b)	2,843	7,061
Frasers Group PLC (a)	3,222	12,166
Future PLC	1,173	18,494
G4S PLC	21,982	30,950
Games Workshop Group PLC	460	45,555
Gamesys Group PLC (a)	1,232	13,076
Genus PLC	921	40,194
GlaxoSmithKline PLC	71,217	1,440,139
Go-Ahead Group PLC	613	6,302
Grafton Group PLC	3,066	25,003
Grainger PLC	8,698	30,737
Great Portland Estates PLC REIT	3,354	26,191
Greggs PLC	1,433	28,684
GVC Holdings PLC	8,244	75,440
Halma PLC	5,377	153,007
Hammerson PLC REIT (c)	10,857	10,767
Hargreaves Lansdown PLC	4,645	93,466
Hastings Group Holdings PLC (b)	6,586	15,689
Hays PLC	20,746	30,504
Hill & Smith Holdings PLC	1,121	17,231
Hilton Food Group PLC	1,099	17,164
Hiscox, Ltd.	4,188	40,808
HomeServe PLC	4,169	67,223
Howden Joinery Group PLC	8,582	58,618
HSBC Holdings PLC	293,703	1,373,938
Hunting PLC	2,211	5,808
Ibstock PLC (b)	5,800	12,885
IG Group Holdings PLC	5,232	52,881
IMI PLC	4,057	46,243
Imperial Brands PLC	13,330	253,399
Inchcape PLC	5,792	35,067
Informa PLC	17,738	103,098
IntegraFin Holdings PLC	3,982	22,534
InterContinental Hotels Group PLC	2,661	117,281
Intermediate Capital Group PLC	4,169	66,399
International Consolidated Airlines Group SA	14,239	39,093
Intertek Group PLC	2,289	153,859
IP Group PLC (a)	14,226	11,232
ITV PLC	50,288	46,403
J D Wetherspoon PLC	1,013	12,592
J Sainsbury PLC	24,518	63,225
James Fisher & Sons PLC	536	9,034
JD Sports Fashion PLC	5,866	45,097
John Laing Group PLC (b)	6,988	30,082

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
John Wood Group PLC	9,658	$23,133
Johnson Matthey PLC	2,819	73,077
Jupiter Fund Management PLC	6,483	20,523
Just Group PLC (a)	14,664	9,512
Kainos Group PLC	1,059	9,801
Kingfisher PLC	29,896	81,562
Lancashire Holdings, Ltd.	2,862	28,609
Land Securities Group PLC REIT	9,873	67,461
Legal & General Group PLC	84,682	231,135
Linde PLC	7,836	1,656,349
Liontrust Asset Management PLC	685	11,045
Lloyds Banking Group PLC	1,010,668	389,308
London Stock Exchange Group PLC	4,506	465,341
LondonMetric Property PLC REIT	11,901	30,968
LXI REIT PLC	7,434	10,361
M&G PLC	37,308	77,237
Man Group PLC	21,845	35,265
Marks & Spencer Group PLC	27,628	33,796
Marshalls PLC	2,836	21,586
McCarthy & Stone PLC (b)	5,401	4,738
Meggitt PLC	11,009	40,033
Melrose Industries PLC	65,329	92,021
Micro Focus International PLC	4,812	25,685
Mitchells & Butlers PLC (a)	2,995	6,957
Mitie Group PLC	5,293	5,448
Mondi PLC	6,297	117,526
Moneysupermarket.com Group PLC	7,602	30,396
Morgan Advanced Materials PLC	4,040	12,030
Morgan Sindall Group PLC	530	8,068
National Express Group PLC	6,271	14,474
National Grid PLC	50,041	611,629
Next PLC	1,891	114,349
Ocado Group PLC (a)	8,443	211,565
On the Beach Group PLC (b)	2,795	10,171
OneSavings Bank PLC	7,336	24,057
Oxford Instruments PLC	768	13,570
Pagegroup PLC	4,652	21,739
Paragon Banking Group PLC	3,706	16,027
Pearson PLC	11,078	78,815
Pennon Group PLC	5,957	82,364
Persimmon PLC	4,515	127,530
Petrofac, Ltd.	3,980	8,768
Pets at Home Group PLC	7,083	20,917
Phoenix Group Holdings PLC	10,221	81,331
Playtech PLC	4,384	15,248
Polypipe Group PLC	2,835	15,150
Premier Oil PLC (a)	11,758	7,488
Primary Health Properties PLC REIT	16,100	31,153
Provident Financial PLC	3,592	7,820
Prudential PLC	37,191	559,940
PZ Cussons PLC	4,578	10,453
QinetiQ Group PLC	8,097	29,754
Quilter PLC (b)	24,407	41,964
Rathbone Brothers PLC	796	13,966
Reckitt Benckiser Group PLC	10,492	963,479
Security Description	Shares	Value
Redrow PLC	4,587	$24,416
RELX PLC	28,294	653,754
Renishaw PLC	482	23,965
Rentokil Initial PLC	26,204	164,997
Restaurant Group PLC (c)	6,965	4,849
Rightmove PLC	12,748	86,003
Rio Tinto PLC	15,296	859,749
Rolls-Royce Holdings PLC	27,903	98,397
Rotork PLC	12,356	42,748
Royal Bank of Scotland Group PLC	64,964	97,608
Royal Mail PLC	14,167	31,902
RSA Insurance Group PLC	14,617	74,013
S4 Capital PLC (a)	4,611	15,383
Sabre Insurance Group PLC (b)	3,543	11,557
Safestore Holdings PLC REIT	2,983	26,759
Sage Group PLC	15,879	131,808
Sanne Group PLC	2,067	16,090
Savills PLC	2,028	20,673
Schroders PLC (d)	1,898	69,159
Schroders PLC (d)	717	18,339
SDL PLC (a)	1,289	7,963
Segro PLC REIT	15,492	171,320
Senior PLC	5,945	5,131
Serco Group PLC (a)	17,334	32,662
Severn Trent PLC	3,422	104,818
Shaftesbury PLC REIT	2,121	13,824
Signature Aviation PLC	10,032	28,745
Smith & Nephew PLC	12,559	233,622
Smiths Group PLC	5,608	97,841
Softcat PLC	1,724	23,219
Spectris PLC	1,720	53,662
Spirax-Sarco Engineering PLC	1,044	128,687
Spirent Communications PLC	8,669	25,815
SSE PLC	14,902	251,244
SSP Group PLC	6,301	20,024
St James's Place PLC	7,539	88,755
St Modwen Properties PLC	2,749	11,735
Stagecoach Group PLC	5,976	4,393
Standard Chartered PLC	37,816	205,639
Standard Life Aberdeen PLC	32,384	107,077
Subsea 7 SA (a)	3,252	20,428
Synthomer PLC	4,809	16,543
TalkTalk Telecom Group PLC	9,753	10,321
Tate & Lyle PLC	6,638	54,756
Taylor Wimpey PLC	46,471	81,880
TBC Bank Group PLC (a)	532	5,877
TechnipFMC PLC	5,981	41,152
Telecom Plus PLC	943	16,592
Tesco PLC	139,020	391,815
TP ICAP PLC	7,982	34,598
Trainline PLC (a)(b)	7,393	39,682
Travis Perkins PLC	3,574	49,702
Tritax Big Box REIT PLC	24,183	43,327
Tullow Oil PLC (c)	19,888	7,790
UK Commercial Property REIT, Ltd.	10,422	7,701

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Ultra Electronics Holdings PLC	1,002	$24,737
Unilever NV	19,472	1,033,356
Unilever PLC	16,644	895,620
UNITE Group PLC REIT	4,028	46,784
United Utilities Group PLC	9,659	108,629
Vesuvius PLC	4,464	21,379
Victrex PLC	1,228	29,664
Virgin Money UK PLC (a)	17,648	20,088
Vistry Group PLC	2,962	26,000
Vodafone Group PLC	382,608	609,187
Weir Group PLC	3,681	48,371
WH Smith PLC	1,529	20,725
Whitbread PLC	2,906	79,784
William Hill PLC	12,762	17,945
Wm Morrison Supermarkets PLC	34,006	80,065
Workspace Group PLC REIT	1,815	14,655
WPP PLC	17,355	135,268
		29,932,715
UNITED STATES — 0.3%
Carnival PLC	2,282	27,796
Ferguson PLC	3,353	273,933
QIAGEN NV (a)	3,273	140,941
		442,670
TOTAL COMMON STOCKS (Cost $148,978,622)		136,150,729

RIGHTS — 0.0% (e)
FINLAND — 0.0% (e)
Finnair OYJ (expiring 7/1/20) (a)	801	1,943
SPAIN — 0.0% (e)
ACS Actividades de Construccion y Servicios SA (expiring 7/10/20) (a) (c)	3,438	5,362
Repsol SA (expiring 7/9/20) (a) (c)	20,289	9,874
Telefonica SA (expiring 7/6/20) (a)	67,045	13,185
		28,421
TOTAL RIGHTS (Cost $36,053)		30,364
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (f) (g)	49,624	$49,644
State Street Navigator Securities Lending Portfolio II (h) (i)	1,537,068	1,537,068
TOTAL SHORT-TERM INVESTMENTS (Cost $1,586,696)		1,586,712
TOTAL INVESTMENTS — 100.1% (Cost $150,601,371)		137,767,805
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(168,651)
NET ASSETS — 100.0%		$137,599,154
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.2% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2020.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$136,125,752	$24,977	$—	$136,150,729
Rights	28,421	1,943	—	30,364
Short-Term Investments	1,586,712	—	—	1,586,712
TOTAL INVESTMENTS	$137,740,885	$26,920	$—	$137,767,805
See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Sector Breakdown as of June 30, 2020

% of Net Assets
Health Care	15.2%
Financials	15.1
Industrials	14.3
Consumer Staples	13.0
Consumer Discretionary	9.5
Materials	8.4
Information Technology	7.6
Utilities	4.6
Energy	4.4
Communication Services	4.3
Real Estate	2.6
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	113,605	$113,617	$3,697,112	$3,760,712	$(388)	$15	49,624	$49,644	$1,096
State Street Navigator Securities Lending Portfolio II	—	—	26,861,195	25,324,127	—	—	1,537,068	1,537,068	21,447
State Street Navigator Securities Lending Portfolio III	554,184	554,184	5,381,973	5,936,157	—	—	—	—	1,961
Total		$667,801	$35,940,280	$35,020,996	$(388)	$15		$1,586,712	$24,504
See accompanying notes to schedule of investments.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
BELGIUM — 1.6%
Anheuser-Busch InBev SA	514,436	$25,344,706
FINLAND — 0.9%
Nokia Oyj	3,447,276	15,055,526
FRANCE — 36.8%
Air Liquide SA	288,638	41,625,197
Airbus SE (a)	353,614	25,227,703
AXA SA (b)	1,261,251	26,365,277
BNP Paribas SA (a)	703,118	27,931,937
Danone SA	395,624	27,353,885
Engie SA	1,133,823	14,007,987
EssilorLuxottica SA (a)	180,877	23,210,117
Kering SA	45,450	24,719,592
L'Oreal SA (a)	148,570	47,673,730
LVMH Moet Hennessy Louis Vuitton SE	162,000	71,051,594
Orange SA	1,207,167	14,432,807
Safran SA (a)	216,796	21,724,573
Sanofi	693,788	70,637,019
Schneider Electric SE	335,925	37,306,848
Societe Generale SA (a)	520,315	8,648,999
TOTAL SA	1,586,426	60,536,465
Vinci SA	338,943	31,216,075
Vivendi SA	527,446	13,530,439
		587,200,244
GERMANY — 29.1%
Adidas AG (a)	112,311	29,466,795
Allianz SE	254,361	51,926,208
BASF SE	560,015	31,373,566
Bayer AG	598,999	44,261,258
Bayerische Motoren Werke AG	195,377	12,468,449
Daimler AG	511,861	20,779,641
Deutsche Boerse AG	115,846	20,954,608
Deutsche Post AG	599,143	21,903,790
Deutsche Telekom AG	1,977,040	33,185,560
Fresenius SE & Co. KGaA	250,682	12,422,140
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	85,439	22,205,333
SAP SE	667,159	93,155,419
Siemens AG	456,485	53,710,572
Volkswagen AG Preference Shares	111,619	16,916,737
		464,730,076
IRELAND — 1.0%
CRH PLC	487,553	16,701,653
ITALY — 4.7%
Enel SpA	4,736,507	40,845,486
Eni SpA	1,548,865	14,769,270
Intesa Sanpaolo SpA (a)	9,951,095	19,040,409
		74,655,165
Security Description	Shares	Value
NETHERLANDS — 9.8%
ASML Holding NV	259,530	$95,288,450
ING Groep NV	2,378,194	16,555,283
Koninklijke Ahold Delhaize NV	671,129	18,286,668
Koninklijke Philips NV (a)	546,785	25,498,328
		155,628,729
SPAIN — 7.9%
Amadeus IT Group SA	274,597	14,304,224
Banco Bilbao Vizcaya Argentaria SA	4,065,530	13,990,837
Banco Santander SA	10,132,365	24,746,171
Iberdrola SA	3,597,654	41,700,078
Industria de Diseno Textil SA	677,641	17,938,951
Telefonica SA	2,725,584	13,001,085
		125,681,346
UNITED KINGDOM — 7.2%
Linde PLC	336,573	71,143,736
Unilever NV	836,385	44,385,981
		115,529,717
TOTAL COMMON STOCKS (Cost $1,868,434,672)		1,580,527,162

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Telefonica SA (expiring 7/6/20) (a) (Cost: $611,834)	2,821,026	554,793
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (d) (e)	268,828	268,936
State Street Navigator Securities Lending Portfolio II (f) (g)	24,972,750	24,972,750
TOTAL SHORT-TERM INVESTMENTS (Cost $25,241,686)		25,241,686
TOTAL INVESTMENTS — 100.6% (Cost $1,894,288,192)		1,606,323,641
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(9,670,660)
NET ASSETS — 100.0%		$1,596,652,981
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2020.

See accompanying notes to schedule of investments.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,580,527,162	$—	$—	$1,580,527,162
Rights	554,793	—	—	554,793
Short-Term Investments	25,241,686	—	—	25,241,686
TOTAL INVESTMENTS	$1,606,323,641	$—	$—	$1,606,323,641
Sector Breakdown as of June 30, 2020

% of Net Assets
Financials	14.5%
Information Technology	13.6
Consumer Discretionary	13.6
Industrials	12.0
Consumer Staples	10.2
Materials	10.1
Health Care	9.6
Utilities	6.0
Energy	4.7
Communication Services	4.7
Short-Term Investments	1.6
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	300,529	$300,559	$30,835,622	$30,865,698	$(1,547)	$—	268,828	$268,936	$6,190
State Street Navigator Securities Lending Portfolio II	—	—	263,018,830	238,046,080	—	—	24,972,750	24,972,750	50,839
State Street Navigator Securities Lending Portfolio III	—	—	11,788,401	11,788,401	—	—	—	—	1,944
Total		$300,559	$305,642,853	$280,700,179	$(1,547)	$—		$25,241,686	$58,973
See accompanying notes to schedule of investments.

SPDR EURO STOXX SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRIA — 6.2%
ANDRITZ AG (a)	3,265	$118,814
BAWAG Group AG (a)(b)	2,804	96,810
Raiffeisen Bank International AG	6,210	110,620
Verbund AG (c)	3,026	135,470
Voestalpine AG	5,085	109,341
Wienerberger AG	5,280	114,987
		686,042
BELGIUM — 9.7%
Ackermans & van Haaren NV (a)	1,029	134,526
Aedifica SA REIT	1,240	135,510
Cofinimmo SA REIT	1,185	162,906
Colruyt SA	2,437	134,037
Elia Group SA	1,508	163,612
Sofina SA	714	188,453
Warehouses De Pauw CVA REIT	5,960	162,664
		1,081,708
FINLAND — 5.8%
Huhtamaki Oyj (a)	4,388	172,691
Kojamo Oyj	8,908	188,094
Nokian Renkaat Oyj	5,947	130,515
Valmet Oyj	6,104	159,258
		650,558
FRANCE — 23.5%
Aeroports de Paris	1,282	131,605
Alten SA (a)	1,332	114,522
Bollore SA	41,363	129,893
Christian Dior SE	207	87,324
CNP Assurances (a)	11,918	137,203
Covivio REIT	2,422	175,457
Dassault Aviation SA (a)	107	98,605
Elis SA (a)	8,195	95,632
Eurazeo SE (a)	2,218	113,646
Faurecia SE (a)	3,395	132,581
ICADE REIT	1,427	99,370
Iliad SA	719	140,230
Ipsen SA	1,675	142,319
La Francaise des Jeux SAEM (b)	5,542	170,925
Natixis SA (a)	42,569	111,161
Remy Cointreau SA (c)	981	133,539
Rexel SA	11,133	127,166
SEB SA	1,111	183,554
Sopra Steria Group	730	89,943
SPIE SA	5,979	89,314
Wendel SE	1,255	119,601
		2,623,590
GERMANY — 22.3%
alstria office REIT-AG	8,140	121,229
CANCOM SE	1,767	93,673
Carl Zeiss Meditec AG	1,675	163,295
CTS Eventim AG & Co. KGaA (a)	2,467	102,520
Deutsche Lufthansa AG (a)	10,959	110,064
Security Description	Shares	Value
Evotec SE (a)	5,642	$153,351
Fraport AG Frankfurt Airport Services Worldwide (a)	1,692	73,772
Freenet AG	5,870	94,410
Fuchs Petrolub SE Preference Shares	3,185	127,850
Gerresheimer AG	1,295	119,413
Grand City Properties SA	4,696	108,334
GRENKE AG	1,258	96,927
HOCHTIEF AG	1,023	90,712
KION Group AG	2,977	183,230
MorphoSys AG (a)	1,507	190,332
ProSiebenSat.1 Media SE (a)	8,655	102,944
Rational AG	234	130,988
TAG Immobilien AG	6,715	160,040
Telefonica Deutschland Holding AG	41,964	123,815
Thyssenkrupp AG (a)	18,649	132,251
		2,479,150
IRELAND — 1.7%
Bank of Ireland Group PLC (a)	42,745	87,617
Glanbia PLC (d)	9,022	102,141
Glanbia PLC (d)	271	3,001
		192,759
ITALY — 9.0%
A2A SpA	71,797	101,645
Amplifon SpA (a)	5,714	152,163
Banco BPM SpA (a)	69,447	103,583
Hera SpA	40,164	150,939
Interpump Group SpA	3,826	113,617
Italgas SpA	20,371	118,288
Leonardo SpA	18,496	122,566
Unione di Banche Italiane SpA (a)	42,603	139,242
		1,002,043
LUXEMBOURG — 2.3%
SES SA	17,576	120,022
Tenaris SA	21,400	138,156
		258,178
NETHERLANDS — 7.3%
Aalberts NV (c)	4,396	144,122
Altice Europe NV (a)	28,283	109,117
BE Semiconductor Industries NV (c)	3,308	147,315
Koninklijke Vopak NV	3,038	160,643
SBM Offshore NV	6,776	99,050
Signify NV (a)(b)	5,883	151,906
		812,153
PORTUGAL — 1.8%
Jeronimo Martins SGPS SA (c)	11,208	196,188
SPAIN — 8.5%
Acciona SA (c)	983	96,218
Banco de Sabadell SA	257,908	89,537
Bankinter SA	29,593	141,093

See accompanying notes to schedule of investments.

SPDR EURO STOXX SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Inmobiliaria Colonial Socimi SA REIT	12,262	$107,973
Mapfre SA (c)	45,563	81,060
Merlin Properties Socimi SA REIT	16,737	138,730
Siemens Gamesa Renewable Energy SA (a)(c)	10,281	182,213
Viscofan SA	1,744	113,805
		950,629
UNITED KINGDOM — 1.3%
Dialog Semiconductor PLC (a)	3,146	143,493
TOTAL COMMON STOCKS (Cost $12,381,603)		11,076,491

SHORT-TERM INVESTMENTS — 4.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (e) (f)	872	872
State Street Navigator Securities Lending Portfolio II (g) (h)	540,890	540,890
TOTAL SHORT-TERM INVESTMENTS (Cost $541,762)		541,762
TOTAL INVESTMENTS — 104.3% (Cost $12,923,365)		11,618,253
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(477,067)
NET ASSETS — 100.0%		$11,141,186

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.8% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2020.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$11,076,491	$—	$—	$11,076,491
Short-Term Investments	541,762	—	—	541,762
TOTAL INVESTMENTS	$11,618,253	$—	$—	$11,618,253
Sector Breakdown as of June 30, 2020

% of Net Assets
Industrials	19.0%
Financials	15.7
Real Estate	14.0
Communication Services	8.3
Health Care	8.3
Utilities	6.9
Consumer Discretionary	6.3
Consumer Staples	6.1
Materials	5.9
Information Technology	5.3
Energy	3.6
Short-Term Investments	4.9
Liabilities in Excess of Other Assets	(4.3)
TOTAL	100.0%
See accompanying notes to schedule of investments.

SPDR EURO STOXX SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	45	$45	$210,455	$209,627	$(1)	$—	872	$872	$70
State Street Navigator Securities Lending Portfolio II	—	—	5,012,095	4,471,205	—	—	540,890	540,890	4,239
State Street Navigator Securities Lending Portfolio III	440,165	440,165	462,378	902,543	—	—	—	—	1,073
Total		$440,210	$5,684,928	$5,583,375	$(1)	$—		$541,762	$5,382
See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
CHINA — 51.9%
21Vianet Group, Inc. ADR (a)	10,891	$259,859
360 Security Technology, Inc. Class A	15,800	40,932
3SBio, Inc. (a)(b)	47,000	59,550
500.com, Ltd. Class A, ADR (a)(c)	1,985	7,642
51job, Inc. ADR (a)	3,245	232,959
58.com, Inc. ADR (a)	8,063	434,918
5I5J Holding Group Co., Ltd. Class A	81,900	37,081
9F, Inc. ADR (a)(c)	12,240	45,043
AAC Technologies Holdings, Inc. (c)	79,000	484,675
Addsino Co., Ltd. Class A	30,700	59,378
Advanced Technology & Materials Co., Ltd. Class A (a)	51,500	48,092
AECC Aero-Engine Control Co., Ltd. Class A	37,700	72,810
AECC Aviation Power Co., Ltd. Class A	16,100	53,486
Aerospace CH UAV Co., Ltd.	35,100	66,796
Aerospace Hi-Tech Holdings Grp, Ltd. Class A	36,084	52,024
Agile Group Holdings, Ltd.	377,598	444,322
Agricultural Bank of China, Ltd. Class A	864,200	413,285
Agricultural Bank of China, Ltd. Class H	3,060,000	1,231,825
Air China, Ltd. Class H	417,414	248,818
Alibaba Group Holding, Ltd. ADR (a)	173,059	37,328,826
A-Living Services Co., Ltd. Class H (b)	28,000	141,076
Aluminum Corp. of China, Ltd. Class H (a)	784,304	146,732
Angang Steel Co., Ltd. Class H (c)	405,616	98,912
Anhui Conch Cement Co., Ltd. Class H	202,750	1,365,540
Anhui Expressway Co., Ltd. Class H	32,000	14,781
Anhui Guangxin Agrochemical Co., Ltd. Class A	31,000	73,994
Anhui Gujing Distillery Co., Ltd. Class B	16,000	171,923
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd. Class A	78,988	51,074
Anhui Jiangnan Chemical Industry Co., Ltd. Class A (a)	73,700	60,168
Anhui Jinhe Industrial Co., Ltd. Class A	18,300	59,475
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	38,400	53,788
Anhui Truchum Advanced Materials & Technology Co., Ltd. Class A	58,100	76,779
Security Description	Shares	Value
ANTA Sports Products, Ltd.	124,000	$1,094,336
Apeloa Pharmaceutical Co., Ltd. Class A	34,800	114,675
ArtGo Holdings, Ltd. (a)	190,000	2,721
Autobio Diagnostics Co., Ltd. Class A	10,400	239,026
Autohome, Inc. ADR	5,852	441,826
Avary Holding Shenzhen Co., Ltd. Class A	10,600	75,079
AVIC Aircraft Co., Ltd. Class A	32,200	80,822
AVIC Electromechanical Systems Co., Ltd. Class A	54,400	60,806
Avic Heavy Machinery Co., Ltd. Class A	35,600	51,478
AVIC International Holding HK, Ltd. (a)	786,621	12,179
AVIC Jonhon Optronic Technology Co., Ltd. Class A	10,400	60,345
AVIC Shenyang Aircraft Co., Ltd. Class A	18,200	84,514
AviChina Industry & Technology Co., Ltd. Class H	494,000	223,721
AVICOPTER PLC Class A	10,600	61,596
BAIC Motor Corp., Ltd. Class H (b)	218,500	94,443
Baidu, Inc. ADR (a)	32,899	3,944,261
Bank of Beijing Co., Ltd. Class A	179,500	124,446
Bank of China, Ltd. Class H	10,314,466	3,819,458
Bank of Communications Co., Ltd. Class H	2,815,630	1,736,507
Bank of Jiangsu Co., Ltd. Class A	130,500	104,692
Bank of Nanjing Co., Ltd. Class A	97,600	101,221
Bank of Ningbo Co., Ltd. Class A	51,600	191,791
Bank of Shanghai Co., Ltd. Class A	74,000	86,902
Baoshan Iron & Steel Co., Ltd. Class A	138,200	89,164
Baozun, Inc. ADR (a)(c)	2,747	105,622
BBMG Corp. Class H (c)	270,000	52,603
Beibuwan Port Co., Ltd. Class A	40,600	61,695
BeiGene, Ltd. ADR (a)	4,362	821,801
Beijing BDStar Navigation Co., Ltd. Class A (a)	15,700	71,150
Beijing Capital International Airport Co., Ltd. Class H	118,000	73,841
Beijing Capital Land, Ltd. Class H	706,000	132,994
Beijing Changjiu Logistics Corp. Class A	35,700	44,551
Beijing Dahao Technology Corp., Ltd. Class A	42,100	43,305
Beijing Enterprises Clean Energy Group, Ltd. (a)	1,910,400	10,353
Beijing Enterprises Holdings, Ltd.	86,500	289,061
Beijing Enterprises Water Group, Ltd.	502,000	195,607
Beijing Shiji Information Technology Co., Ltd. Class A	10,400	57,432

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Beijing SL Pharmaceutical Co., Ltd. Class A	26,500	$48,030
Beijing Tiantan Biological Products Corp., Ltd. Class A	25,297	162,246
Berry Genomics Co., Ltd. Class A (a)	17,200	145,383
BEST, Inc. ADR (a)	14,641	62,663
Bestsun Energy Co., Ltd. Class A	57,900	41,944
Better Life Commercial Chain Share Co., Ltd. Class A	54,500	107,801
Biem.L.Fdlkk Garment Co., Ltd. Class A	22,960	55,615
Bilibili, Inc. ADR (a)(c)	5,698	263,931
Bitauto Holdings, Ltd. ADR (a)	3,041	48,200
Blue Sail Medical Co., Ltd. Class A	29,500	125,676
BOE Technology Group Co., Ltd. Class A	158,900	104,993
BOE Technology Group Co., Ltd. Class B	165,800	62,038
Brilliance China Automotive Holdings, Ltd.	394,000	352,800
BTG Hotels Group Co., Ltd. Class A	21,000	45,668
BYD Co., Ltd. Class H (c)	103,800	801,557
BYD Electronic International Co., Ltd. (c)	88,000	201,423
CAR, Inc. (a)	197,043	59,237
CCOOP Group Co., Ltd. Class A (a)	157,300	99,930
CCS Supply Chain Management Co., Ltd. Class A	64,700	58,404
CECEP Solar Energy Co., Ltd. Class A	113,800	54,422
CGN Nuclear Technology Development Co., Ltd. Class A	51,400	52,798
CGN Power Co., Ltd. Class H (b)	1,441,000	297,480
Chacha Food Co., Ltd. Class A	15,300	117,308
Changchun Faway Automobile Components Co., Ltd. Class A	39,390	45,812
Changjiang Securities Co., Ltd. Class A	52,400	49,970
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	34,300	59,692
Chengdu Hongqi Chain Co., Ltd. Class A	83,697	129,316
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	10,900	76,494
Chengtun Mining Group Co., Ltd. Class A	68,800	50,035
China Aerospace International Holdings, Ltd.	290,000	18,147
China Aerospace Times Electronics Co., Ltd. Class A (a)	74,100	67,519
China Aoyuan Group, Ltd.	175,000	211,568
China Avionics Systems Co., Ltd. Class A	30,197	56,910
Security Description	Shares	Value
China Baoan Group Co., Ltd. Class A	82,900	$99,817
China Bester Group Telecom Co., Ltd. Class A	12,400	30,703
China Biologic Products Holdings, Inc. (a)	2,282	233,175
China Building Material Test & Certification Group Co., Ltd. Class A	40,280	113,926
China Cinda Asset Management Co., Ltd. Class H	1,232,600	241,735
China CITIC Bank Corp., Ltd. Class H	1,489,341	649,507
China Coal Energy Co., Ltd. Class H	731,000	165,998
China Common Rich Renewable Energy Investment, Ltd. (a)(c)(d)	5,962,000	—
China Communications Construction Co., Ltd. Class H	663,000	373,825
China Communications Services Corp., Ltd. Class H	144,000	89,554
China Conch Venture Holdings, Ltd.	165,600	698,685
China Construction Bank Corp. Class H	11,702,148	9,466,866
China Dili Group (a)	223,600	47,602
China Dongxiang Group Co., Ltd.	529,000	47,095
China Eastern Airlines Corp., Ltd. Class H (a)(c)	206,000	73,358
China Education Group Holdings, Ltd.	59,000	94,851
China Everbright Bank Co., Ltd. Class A	287,430	145,591
China Everbright International, Ltd.	441,000	232,721
China Evergrande Group (c)	368,000	949,622
China Fangda Group Co., Ltd. Class B	138,550	52,735
China Film Co., Ltd. Class A	23,500	43,657
China Fortune Land Development Co., Ltd. Class A	13,900	44,958
China Galaxy Securities Co., Ltd. Class A	32,700	53,068
China Galaxy Securities Co., Ltd. Class H	383,600	207,379
China Great Wall Securities Co., Ltd. Class A	21,800	38,000
China Harmony New Energy Auto Holding, Ltd. (c)	71,500	35,517
China Huiyuan Juice Group, Ltd. (a)(d)	157,000	20,459
China Index Holdings, Ltd. ADR (a)(c)	6,173	13,210
China International Capital Corp., Ltd. Class H (a)(b)(c)	90,000	176,738

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
China International Marine Containers Group Co., Ltd. Class H	110,400	$89,739
China Jinmao Holdings Group, Ltd.	514,000	361,437
China Kings Resources Group Co., Ltd. Class A	17,800	54,399
China Lesso Group Holdings, Ltd.	150,000	195,085
China Life Insurance Co., Ltd. Class H	1,024,708	2,062,518
China Lilang, Ltd.	91,000	48,844
China Literature, Ltd. (a)(b)(c)	11,200	75,433
China Longyuan Power Group Corp., Ltd. Class H	541,000	303,640
China Machinery Engineering Corp. Class H	86,000	22,636
China Medical System Holdings, Ltd.	177,000	208,505
China Meheco Co., Ltd. Class A	27,300	54,656
China Mengniu Dairy Co., Ltd.	376,780	1,438,973
China Merchants Bank Co., Ltd. Class A	173,400	827,286
China Merchants Bank Co., Ltd. Class H	408,260	1,877,887
China Merchants Energy Shipping Co., Ltd. Class A	108,700	89,664
China Merchants Port Holdings Co., Ltd.	419,606	495,918
China Merchants Securities Co., Ltd. Class A	33,897	105,272
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	41,000	95,368
China Minsheng Banking Corp., Ltd. Class H	1,171,720	804,282
China Molybdenum Co., Ltd. Class H	447,000	145,915
China National Accord Medicines Corp., Ltd. Class B	34,900	98,165
China National Building Material Co., Ltd. Class H	440,000	468,360
China National Medicines Corp., Ltd. Class A	16,800	96,672
China Oilfield Services, Ltd. Class H	172,557	154,958
China Overseas Land & Investment, Ltd.	520,084	1,573,582
China Overseas Property Holdings, Ltd.	272,361	288,159
China Pacific Insurance Group Co., Ltd. Class A	20,300	78,267
China Pacific Insurance Group Co., Ltd. Class H	326,600	872,287
China Petroleum & Chemical Corp. Class H	3,031,726	1,263,472
China Power International Development, Ltd.	297,000	54,415
Security Description	Shares	Value
China Railway Construction Corp., Ltd. Class H	271,000	$212,941
China Railway Group, Ltd. Class H	683,000	350,733
China Resources Beer Holdings Co., Ltd.	201,357	1,122,338
China Resources Gas Group, Ltd.	98,000	477,327
China Resources Medical Holdings Co., Ltd.	72,500	41,346
China Resources Power Holdings Co., Ltd.	352,437	414,260
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	12,100	49,973
China Science Publishing & Media, Ltd. Class A	30,700	39,050
China Shenhua Energy Co., Ltd. Class H	502,540	785,862
China Shipbuilding Industry Co., Ltd. Class A	125,400	70,970
China Silver Group, Ltd. (a)	78,000	5,736
China South City Holdings, Ltd.	420,000	42,810
China Southern Airlines Co., Ltd. Class H (a)(c)	252,000	111,524
China Spacesat Co., Ltd. Class A	29,500	128,681
China State Construction Engineering Corp., Ltd. Class A	215,400	145,373
China Taiping Insurance Holdings Co., Ltd.	134,741	215,921
China Telecom Corp., Ltd. Class H	2,273,320	636,493
China Tourism Group Duty Free Corp., Ltd. Class A	14,700	320,362
China Tower Corp., Ltd. Class H (b)	4,162,000	735,691
China TransInfo Technology Co., Ltd. Class A	31,900	108,278
China Travel International Investment Hong Kong, Ltd.	280,000	39,740
China Unicom Hong Kong, Ltd.	846,172	457,452
China United Network Communications, Ltd. Class A	93,500	64,029
China Vanke Co., Ltd. Class A	67,000	247,799
China Vanke Co., Ltd. Class H	154,000	486,810
China Yangtze Power Co., Ltd. Class A	170,000	455,562
China Yongda Automobiles Services Holdings, Ltd. (a)	107,500	129,131
China Yurun Food Group, Ltd. (a)(c)	174,659	11,042
China Zhenhua Group Science & Technology Co., Ltd. Class A	21,000	66,823
Chinasoft International, Ltd.	212,000	115,978
Chlitina Holding, Ltd.	33,000	242,709
Chong Sing Holdings FinTech Group (a)(d)	2,260,000	1,750

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Chongqing Brewery Co., Ltd. Class A	10,400	$107,418
Chongqing Changan Automobile Co., Ltd. Class B	101,800	53,327
Chongqing Dima Industry Co., Ltd. Class A	107,500	42,436
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	26,180	53,451
Chongqing Gas Group Corp., Ltd. Class A	50,600	51,117
Chongqing Rural Commercial Bank Co., Ltd. Class H	218,000	85,789
Chongqing Zongshen Power Machinery Co., Ltd. Class A	60,600	55,218
Chow Tai Seng Jewellery Co., Ltd. Class A	17,288	54,229
CIFI Holdings Group Co., Ltd.	428,000	333,545
CITIC Resources Holdings, Ltd. (a)	328,000	10,580
CITIC Securities Co., Ltd. Class A	50,500	172,269
CITIC Securities Co., Ltd. Class H (c)	235,000	444,503
CITIC Telecom International Holdings, Ltd.	217,000	68,876
CITIC, Ltd.	666,000	625,574
CMST Development Co., Ltd. Class A (a)	107,400	66,710
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	90,100	57,621
CNOOC, Ltd.	1,726,249	1,919,923
Cogobuy Group (a)(b)	65,000	11,238
Colour Life Services Group Co., Ltd. (c)	89,000	42,488
Consun Pharmaceutical Group, Ltd.	190,400	78,612
COSCO SHIPPING Development Co., Ltd. Class H	1,344,339	128,355
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	271,215	121,077
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	173,800	85,329
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	23,500	6,762
COSCO SHIPPING Ports, Ltd.	39,239	21,061
Cosmo Lady China Holdings Co., Ltd. (a)(b)	92,000	5,698
Country Garden Holdings Co., Ltd.	828,717	1,017,926
Country Garden Services Holdings Co., Ltd.	96,865	449,927
CQ Pharmaceutical Holding Co., Ltd. Class A	73,100	52,127
CRRC Corp., Ltd. Class H	558,000	235,426
CSC Financial Co., Ltd. Class A	18,500	103,078
CSG Holding Co., Ltd. Class B	174,750	48,251
CSPC Pharmaceutical Group, Ltd.	561,200	1,060,063
Security Description	Shares	Value
CSSC Offshore and Marine Engineering Group Co., Ltd. Class A (a)	19,200	$45,937
CT Environmental Group, Ltd. (a)(d)	438,000	9,607
CTS International Logistics Corp., Ltd. Class A	50,600	41,595
CWT International, Ltd. (a)(d)	463,400	5,919
D&O Home Collection Co., Ltd. Class A	19,300	88,666
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	38,350	148,023
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	103,900	63,212
Datang International Power Generation Co., Ltd. Class H	402,000	52,387
Datong Coal Industry Co., Ltd. Class A (a)	160,600	89,074
Dazhong Transportation Group Co., Ltd. Class B	224,750	70,122
Dazzle Fashion Co., Ltd. Class A	19,984	47,643
Deppon Logistics Co., Ltd. Class A	26,100	49,964
DHC Software Co., Ltd. Class A	92,700	164,211
Digital China Group Co., Ltd. Class A	34,100	117,434
Digital China Information Service Co., Ltd. Class A	38,500	83,779
Dongfang Electric Corp., Ltd. Class H	11,800	6,166
Dongfeng Motor Group Co., Ltd. Class H	492,468	294,193
Double Medical Technology, Inc. Class A	13,300	224,478
Easysight Supply Chain Management Co., Ltd. Class A (a)	29,500	48,918
Ecovacs Robotics Co., Ltd. Class A	15,000	64,115
Everbright Securities Co., Ltd. Class A	31,300	71,123
Fanhua, Inc. ADR (c)	9,919	198,479
Far East Horizon, Ltd.	311,000	264,034
FAW Jiefang Group Co., Ltd.	42,800	65,038
FIH Mobile, Ltd. (a)(c)	325,000	34,804
First Tractor Co., Ltd. Class H (a)	62,000	14,799
Flat Glass Group Co., Ltd. Class A	32,800	87,247
Focus Media Information Technology Co., Ltd. Class A	103,200	81,331
Foshan Gas Group Co., Ltd. Class A	22,100	47,529
Foshan Haitian Flavouring & Food Co., Ltd. Class A	21,760	382,999
Founder Securities Co., Ltd. Class A	53,000	53,092
Foxconn Industrial Internet Co., Ltd. Class A	26,500	56,804
Fufeng Group, Ltd.	121,000	38,562

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Fujian Star-net Communication Co., Ltd. Class A	12,900	$64,484
Fujian Sunner Development Co., Ltd. Class A	13,600	55,803
Fuyao Glass Industry Group Co., Ltd. Class A	20,000	59,057
GCI Science & Technology Co., Ltd. Class A	29,596	55,065
GCL System Integration Technology Co., Ltd. Class A (a)	74,000	27,327
GDS Holdings, Ltd. ADR (a)	5,951	474,057
Geely Automobile Holdings, Ltd.	577,000	908,257
Genimous Technology Co., Ltd. Class A	44,400	53,649
Genscript Biotech Corp. (a)	74,000	152,192
Getein Biotech, Inc. Class A	18,100	103,180
GF Securities Co., Ltd. Class H	117,800	126,153
Giant Network Group Co., Ltd. Class A	20,400	50,223
Gigadevice Semiconductor Beijing, Inc. Class A	4,420	147,532
Global Top E-Commerce Co., Ltd. Class A	53,700	49,310
Glodon Co., Ltd. Class A	12,600	124,257
GoerTek, Inc. Class A	32,300	134,177
Golden Eagle Retail Group, Ltd.	100,000	95,736
Goldenmax International Technology, Ltd. Class A (a)	40,300	51,945
GOME Retail Holdings, Ltd. (a)(c)	1,689,322	281,174
Goodbaby International Holdings, Ltd. (a)	268,000	30,083
Grandblue Environment Co., Ltd. Class A	20,428	63,240
Great Wall Motor Co., Ltd. Class H (c)	392,000	244,796
Greattown Holdings, Ltd. Class A	46,500	39,146
Gree Electric Appliances, Inc. of Zhuhai Class A	49,000	392,194
Gree Real Estate Co., Ltd. Class A (a)	76,600	125,829
Greentown China Holdings, Ltd.	111,500	111,350
Grinm Advanced Materials Co., Ltd. Class A	32,200	63,646
Guangdong Haid Group Co., Ltd. Class A	11,100	74,741
Guangdong Hongda Blasting Co., Ltd. Class A	25,000	123,448
Guangdong Hotata Technology Group Co., Ltd. Class A	23,900	46,158
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (a)	67,900	53,607
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	42,800	220,911
Security Description	Shares	Value
Guangshen Railway Co., Ltd. Class H	70,500	$13,190
Guangxi Liuzhou Pharmaceutical Co., Ltd. Class A	26,180	85,010
Guangzhou Automobile Group Co., Ltd. Class H	398,844	287,666
Guangzhou Baiyun International Airport Co., Ltd. Class A	19,200	41,400
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	78,000	196,851
Guangzhou Haige Communications Group, Inc. Co. Class A	37,000	67,742
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	10,392	131,596
Guangzhou R&F Properties Co., Ltd. Class H	251,776	293,018
Guangzhou Restaurant Group Co., Ltd. Class A	11,400	52,453
Guizhou Panjiang Refined Coal Co., Ltd. Class A	126,184	95,516
Guizhou Space Appliance Co., Ltd. Class A	22,400	115,934
Guocheng Mining Co., Ltd. Class A (a)	49,900	130,826
Guomai Technologies, Inc. Class A	48,900	61,231
Guosen Securities Co., Ltd. Class A	39,600	63,313
Guotai Junan Securities Co., Ltd. Class A	39,400	96,218
Haidilao International Holding, Ltd. (b)(c)	85,000	358,624
Haier Smart Home Co., Ltd. Class A	38,200	95,666
Hailir Pesticides and Chemicals Group Co., Ltd. Class A	20,300	59,799
Hainan Strait Shipping Co., Ltd. Class A	74,850	116,494
Haisco Pharmaceutical Group Co., Ltd. Class A	19,400	73,041
Haitian International Holdings, Ltd.	77,000	156,375
Haitong Securities Co., Ltd. Class A	27,200	48,414
Haitong Securities Co., Ltd. Class H	368,400	297,555
Hang Zhou Great Star Industrial Co., Ltd. Class A	54,600	91,776
Hangcha Group Co., Ltd. Class A	47,060	73,376
Hangzhou Hangyang Co., Ltd. Class A	27,300	54,849
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	74,300	319,056
Hangzhou Robam Appliances Co., Ltd. Class A	15,600	68,666

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Hangzhou Silan Microelectronics Co., Ltd. Class A	21,300	$44,241
Han's Laser Technology Industry Group Co., Ltd. Class A	10,600	53,917
Hansoh Pharmaceutical Group Co., Ltd. (a)(b)	40,000	188,376
Harbin Boshi Automation Co., Ltd. Class A	40,589	73,221
Health & Happiness H&H International Holdings, Ltd.	26,500	119,841
Hefei Meiya Optoelectronic Technology, Inc. Class A	12,100	90,051
Henan Lingrui Pharmaceutical Co. Class A	43,000	56,885
Henan Shuanghui Investment & Development Co., Ltd. Class A	23,300	151,943
Hengan International Group Co., Ltd.	96,500	755,769
Hengdian Entertainment Co., Ltd. Class A	24,000	53,652
Hengdian Group DMEGC Magnetics Co., Ltd. Class A	53,000	84,362
Hengli Petrochemical Co., Ltd. Class A	32,000	63,387
Hexing Electrical Co., Ltd. Class A	21,000	42,905
Hisense Home Appliances Group Co., Ltd. Class A	49,600	85,336
Hua Hong Semiconductor, Ltd. (a)(b)(c)	33,000	114,535
Huadian Fuxin Energy Corp., Ltd. Class H	224,000	71,676
Huadian Power International Corp., Ltd. Class H	248,000	71,356
Huadong Medicine Co., Ltd. Class A	20,100	71,951
Hualan Biological Engineering, Inc. Class A	24,344	172,598
Huaneng Power International, Inc. Class H	666,472	250,235
Huangshan Tourism Development Co., Ltd. Class B	54,600	34,398
Huangshi Dongbei Electrical Appliance Co., Ltd. Class B	129,000	317,469
Huatai Securities Co., Ltd. Class A	70,200	186,730
Huatai Securities Co., Ltd. Class H (b)	78,200	124,507
Huaxin Cement Co., Ltd. Class B	31,300	56,966
Huayu Automotive Systems Co., Ltd. Class A	18,800	55,301
Huazhu Group, Ltd. ADR (c)	17,168	601,738
Hubei Biocause Pharmaceutical Co., Ltd. Class A	52,500	38,700
Huizhou Desay Sv Automotive Co., Ltd. Class A	15,100	131,029
Hunan Aihua Group Co., Ltd. Class A	18,200	74,729
Security Description	Shares	Value
Hundsun Technologies, Inc. Class A	13,440	$204,802
Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia Class A	66,100	72,481
HUYA, Inc. ADR (a)	5,798	108,249
HY Energy Group Co., Ltd. Class A	78,100	86,744
Hytera Communications Corp., Ltd. Class A (a)	34,500	37,049
Iflytek Co., Ltd. Class A	15,800	83,675
IKD Co., Ltd. Class A	33,500	65,979
Industrial & Commercial Bank of China, Ltd. Class A	237,600	167,415
Industrial & Commercial Bank of China, Ltd. Class H	8,473,138	5,138,250
Industrial Bank Co., Ltd. Class A	143,300	319,943
INESA Intelligent Tech, Inc. Class B	566,000	269,982
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	29,700	130,814
Inner Mongolia Yitai Coal Co., Ltd. Class B	228,381	147,991
Innovent Biologics, Inc. (a)(b)	70,500	523,034
iQIYI, Inc. ADR (a)(c)	23,524	545,522
IReader Technology Co., Ltd. Class A	24,000	129,478
Jack Sewing Machine Co., Ltd. Class A	17,200	53,296
Jason Furniture Hangzhou Co., Ltd. Class A	10,700	68,142
JC Finance & Tax Interconnect Holdings, Ltd. Class A (a)	35,200	60,960
JD.com, Inc. ADR (a)	102,810	6,187,106
Jiajiayue Group Co., Ltd. Class A	20,700	144,273
Jiangsu Akcome Science & Technology Co., Ltd. Class A (a)	343,400	64,621
Jiangsu Etern Co., Ltd. Class A	84,400	50,393
Jiangsu Expressway Co., Ltd. Class H	404,299	473,654
Jiangsu Guotai International Group Co., Ltd. Class A	146,100	125,062
Jiangsu Hengli Hydraulic Co., Ltd. Class A	10,596	120,236
Jiangsu Hengrui Medicine Co., Ltd. Class A	43,080	562,595
Jiangsu Kanion Pharmaceutical Co., Ltd. Class A	35,100	69,130
Jiangsu King's Luck Brewery JSC, Ltd. Class A	12,800	72,061
Jiangsu Leike Defense Technology Co., Ltd. Class A (a)	65,300	70,957
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	10,400	154,711
Jiangsu Yangnong Chemical Co., Ltd. Class A	10,400	121,396

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Jiangsu Yoke Technology Co., Ltd. Class A	19,300	$142,461
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	20,897	107,623
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	45,100	56,792
Jiangxi Copper Co., Ltd. Class H	297,578	299,864
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	28,700	62,900
Jiangxi Zhengbang Technology Co., Ltd. Class A	21,100	52,185
Jiayou International Logistics Co., Ltd. Class A	23,672	72,311
Jinke Properties Group Co., Ltd. Class A	92,600	106,910
JinkoSolar Holding Co., Ltd. ADR (a)(c)	3,808	67,440
Jinneng Science&Technology Co., Ltd. Class A	32,300	54,338
Jinyu Bio-Technology Co., Ltd. Class A	20,900	82,326
Jizhong Energy Resources Co., Ltd. Class A	182,300	77,896
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	39,600	90,991
Joinn Laboratories China Co., Ltd. Class A	14,520	215,979
Jointown Pharmaceutical Group Co., Ltd. Class A	27,000	71,132
Joy City Property, Ltd.	484,000	31,224
Joyoung Co., Ltd. Class A	29,000	152,924
JOYY, Inc. ADR (a)	4,207	372,530
Juewei Food Co., Ltd. Class A	10,400	104,092
Kama Co., Ltd. Class B (a)	242,449	102,798
Kangda International Environmental Co., Ltd. (a)(b)	216,000	21,459
KingClean Electric Co., Ltd. Class A	18,000	63,389
Kingdee International Software Group Co., Ltd.	254,000	590,557
Kingsoft Corp., Ltd. (c)	111,000	516,299
Konka Group Co., Ltd. Class B	389,500	116,089
KTK Group Co., Ltd. Class A	33,358	58,525
Kuang-Chi Technologies Co., Ltd. Class A (a)	41,100	42,160
Kunlun Energy Co., Ltd.	456,000	295,353
Kunshan Kersen Science & Technology Co., Ltd. Class A (a)	46,600	80,109
Kunwu Jiuding Investment Holdings Co., Ltd. Class A (a)	16,500	69,663
Kweichow Moutai Co., Ltd. Class A	9,700	2,007,702
KWG Group Holdings, Ltd.	187,451	314,899
Lao Feng Xiang Co., Ltd. Class B	63,779	194,845
Launch Tech Co., Ltd. Class H	28,100	13,959
Lenovo Group, Ltd.	813,703	450,398
Security Description	Shares	Value
LexinFintech Holdings, Ltd. ADR (a)(c)	7,873	$83,769
Leyou Technologies Holdings, Ltd. (a)	250,800	82,517
Li Ning Co., Ltd.	249,374	791,515
Lifetech Scientific Corp. (a)	278,000	87,520
Lingyi iTech Guangdong Co. Class A (a)	45,800	68,884
Lionco Pharmaceutical Group Co., Ltd. Class A	92,580	103,351
Livzon Pharmaceutical Group, Inc. Class H	44,497	224,482
Longfor Group Holdings, Ltd. (b)	140,500	668,016
LONGi Green Energy Technology Co., Ltd. Class A	5,400	31,119
Luenmei Quantum Co., Ltd. Class A	36,400	73,853
Luthai Textile Co., Ltd. Class B	52,600	31,151
Luxshare Precision Industry Co., Ltd. Class A	64,908	471,582
Luye Pharma Group, Ltd. (b)(c)	220,000	134,547
Luzhou Laojiao Co., Ltd. Class A	11,700	150,841
Maanshan Iron & Steel Co., Ltd. Class A	248,500	90,712
Maoye Commericial Co., Ltd. Class A	78,800	47,050
Markor International Home Furnishings Co., Ltd. Class A (a)	93,100	58,223
Mayinglong Pharmaceutical Group Co., Ltd. Class A	21,400	73,425
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	47,900	97,660
Meituan Dianping Class B (a)	385,800	8,556,796
Metallurgical Corp. of China, Ltd. Class H	475,000	75,383
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	11,100	163,365
Minth Group, Ltd.	90,000	256,050
MLS Co., Ltd. Class A	34,200	74,567
Momo, Inc. ADR	15,523	271,342
Montnets Rongxin Technology Group Co., Ltd. Class A (a)	21,500	60,231
Muyuan Foodstuff Co., Ltd. Class A	29,910	347,016
NanJi E-Commerce Co., Ltd. Class A	40,600	121,609
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	10,848	99,106
Nanjing Xinjiekou Department Store Co., Ltd. Class A (a)	29,700	42,610
NARI Technology Co., Ltd. Class A	37,800	108,302
National Agricultural Holdings, Ltd. (c)(d)	112,000	—
NavInfo Co., Ltd. Class A	28,100	65,561
NetEase, Inc. ADR	8,892	3,818,047

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
New China Life Insurance Co., Ltd. Class A	10,400	$65,157
New China Life Insurance Co., Ltd. Class H	87,000	291,293
New Hope Liuhe Co., Ltd. Class A	34,300	144,620
New Oriental Education & Technology Group, Inc. ADR (a)	16,212	2,111,289
Newland Digital Technology Co., Ltd. Class A	20,899	47,252
Ningbo Huaxiang Electronic Co., Ltd. Class A	25,500	55,707
Ningbo Jifeng Auto Parts Co., Ltd. Class A	42,700	41,505
Ningbo Tuopu Group Co., Ltd. Class A	32,200	127,110
Ningbo Xusheng Auto Technology Co., Ltd. Class A	13,500	73,118
NIO, Inc. ADR (a)(c)	82,377	635,950
Noah Holdings, Ltd. ADR (a)	2,972	75,697
Northeast Pharmaceutical Group Co., Ltd. Class A (a)	69,909	51,632
Offcn Education Technology Co., Ltd. Class A	28,100	110,329
Offshore Oil Engineering Co., Ltd. Class A	25,900	16,674
Oppein Home Group, Inc. Class A	10,400	170,544
Orient Securities Co., Ltd. Class A	35,900	48,204
PCI-Suntek Technology Co., Ltd. Class A	52,590	67,786
People's Insurance Co. Group of China, Ltd. Class A	40,900	37,267
People's Insurance Co. Group of China, Ltd. Class H	615,000	179,332
Perfect World Co., Ltd. Class A	12,600	102,757
PetroChina Co., Ltd. Class H	2,583,208	856,575
PICC Property & Casualty Co., Ltd. Class H	930,433	767,112
Pinduoduo, Inc. ADR (a)	39,153	3,360,894
Ping An Bank Co., Ltd. Class A	162,200	293,751
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	20,600	313,368
Ping An Insurance Group Co. of China, Ltd. Class A	50,300	508,142
Ping An Insurance Group Co. of China, Ltd. Class H	581,228	5,811,943
Pingdingshan Tianan Coal Mining Co., Ltd. Class A	129,400	68,474
Poly Culture Group Corp., Ltd. Class H	30,400	16,866
Poly Developments and Holdings Group Co., Ltd. Class A	67,000	140,110
Poly Property Group Co., Ltd.	306,000	91,992
Postal Savings Bank of China Co., Ltd. Class H (b)	474,000	272,152
Qianhe Condiment and Food Co., Ltd. Class A	24,200	108,130
Security Description	Shares	Value
Qingdao East Steel Tower Stock Co., Ltd. Class A	58,600	$63,676
Qingdao Topscomm Communication, Inc. Class A	15,900	33,700
Qudian, Inc. ADR (a)(c)	14,525	24,693
Rainbow Digital Commercial Co., Ltd. Class A	31,100	42,023
Raisecom Technology Co., Ltd. Class A	25,900	42,802
SAIC Motor Corp., Ltd. Class A	41,100	98,799
Sailun Group Co., Ltd. Class A	87,600	43,752
Sanan Optoelectronics Co., Ltd. Class A	33,100	117,081
Sany Heavy Industry Co., Ltd. Class A	55,100	146,252
SDIC Capital Co., Ltd. Class A	30,798	55,471
Seazen Group, Ltd.	170,000	147,617
Seazen Holdings Co., Ltd. Class A	17,500	77,351
Semiconductor Manufacturing International Corp. (a)(c)	369,383	1,286,808
SF Holding Co., Ltd. Class A	15,100	116,865
Shaan Xi Provincial Natural Gas Co., Ltd. Class A	59,400	51,351
Shaanxi Coal Industry Co., Ltd. Class A	77,800	79,366
Shandong Airlines Co., Ltd. Class B	76,600	62,660
Shandong Chenming Paper Holdings, Ltd. Class H	74,350	26,669
Shandong Gold Mining Co., Ltd. Class A	33,300	172,537
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A (a)	19,300	53,140
Shandong Linglong Tyre Co., Ltd. Class A	18,400	52,588
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	146,500	74,828
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	244,000	542,750
Shandong Xinchao Energy Corp., Ltd. Class A (a)	237,600	51,099
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	67,800	98,998
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A	24,160	52,198
Shang Gong Group Co., Ltd. Class B (a)	182,700	62,118
Shanghai AtHub Co., Ltd. Class A	20,900	319,573
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	19,200	123,115
Shanghai Baosight Software Co., Ltd. Class A	10,500	87,771
Shanghai Baosight Software Co., Ltd. Class B	53,560	123,831

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Shanghai Belling Co., Ltd. Class A	22,500	$55,329
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	135,800	53,777
Shanghai Daimay Automotive Interior Co., Ltd. Class A	14,500	66,163
Shanghai Diesel Engine Co., Ltd. Class B	249,900	82,217
Shanghai East China Computer Co., Ltd. Class A	16,300	56,526
Shanghai Electric Group Co., Ltd. Class H (a)	498,418	141,478
Shanghai Fengyuzhu Culture and Technology Co., Ltd. Class A	20,900	57,575
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	13,900	66,572
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	41,000	137,011
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	207,000	141,286
Shanghai Greencourt Investment Group Co., Ltd. Class B (a)	229,000	60,227
Shanghai Haixin Group Co. Class B	231,113	67,023
Shanghai Highly Group Co., Ltd. Class B	158,200	81,315
Shanghai Industrial Urban Development Group, Ltd.	47,000	5,397
Shanghai International Airport Co., Ltd. Class A	14,700	149,896
Shanghai International Port Group Co., Ltd. Class A	130,000	77,252
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	141,996	95,705
Shanghai Jinjiang International Travel Co., Ltd. Class B	62,374	86,201
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	26,400	59,690
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	44,200	41,813
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	338,800	174,482
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	205,264	159,080
Shanghai M&G Stationery, Inc. Class A	10,396	80,312
Shanghai Mechanical and Electrical Industry Co., Ltd. Class B	58,084	58,955
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	19,800	51,491
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	75,900	127,505
Security Description	Shares	Value
Shanghai Phoenix Enterprise Group Co., Ltd. Class B (a)	125,900	$50,360
Shanghai Pudong Development Bank Co., Ltd. Class A	181,900	272,293
Shanghai Putailai New Energy Technology Co., Ltd. Class A	10,400	151,591
Shanghai RAAS Blood Products Co., Ltd. Class A (a)	49,000	58,652
Shanghai Runda Medical Technology Co., Ltd. Class A	34,200	64,454
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class B	75,300	67,394
Shanghai Wanye Enterprises Co., Ltd. Class A	32,200	107,064
Shanghai Weaver Network Co., Ltd. Class A	14,520	158,723
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	22,300	64,271
Shanghai Zhenhua Heavy Industries Co., Ltd. Class B	145,800	31,201
Shanxi Blue Flame Holding Co., Ltd. Class A	43,700	47,300
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	48,200	37,986
Shanxi Meijin Energy Co., Ltd. Class A (a)	42,700	37,820
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	10,500	215,415
Shanxi Xishan Coal & Electricity Power Co., Ltd. Class A	80,470	42,696
Shengda Mining Co., Ltd. Class A	24,200	40,232
Shengyi Technology Co., Ltd. Class A	25,700	106,433
Shenzhen Agricultural Products Group Co., Ltd. Class A	88,700	92,995
Shenzhen Aisidi Co., Ltd. Class A	63,800	64,813
Shenzhen Danbond Technology Co., Ltd. Class A	27,000	36,865
Shenzhen Das Intellitech Co., Ltd. Class A	141,983	77,945
Shenzhen Ellassay Fashion Co., Ltd. Class A	27,980	50,990
Shenzhen Expressway Co., Ltd. Class H	29,000	29,335
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	47,900	86,952
Shenzhen Gas Corp., Ltd. Class A	56,300	51,777
Shenzhen Gongjin Electronics Co., Ltd. Class A	30,200	50,805
Shenzhen Goodix Technology Co., Ltd. Class A	900	28,384
Shenzhen H&T Intelligent Control Co., Ltd. Class A	28,400	65,136
Shenzhen Heungkong Holding Co., Ltd. Class A	154,400	43,036

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Shenzhen Huaqiang Industry Co., Ltd. Class A	24,000	$49,374
Shenzhen Investment, Ltd.	366,866	115,970
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A (a)	15,500	42,545
Shenzhen Kinwong Electronic Co., Ltd. Class A	14,520	72,294
Shenzhen Megmeet Electrical Co., Ltd. Class A	17,300	63,445
Shenzhen MTC Co., Ltd. Class A (a)	165,600	115,980
Shenzhen Nanshan Power Co., Ltd. Class B	162,100	80,313
Shenzhen Neptunus Bioengineering Co., Ltd. Class A	106,593	63,192
Shenzhen SDG Information Co., Ltd. Class A	28,400	39,057
Shenzhen SEG Co., Ltd. Class B	141,100	40,052
Shenzhen Sunlord Electronics Co., Ltd. Class A	15,800	55,776
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	17,300	49,518
Shenzhen Zhenye Group Co., Ltd. Class A	70,400	67,833
Shenzhou International Group Holdings, Ltd.	58,800	708,594
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (a)	64,300	94,980
Shinva Medical Instrument Co., Ltd. Class A	28,700	63,184
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	13,800	41,003
SINA Corp. (a)	11,917	427,939
Sinochem International Corp. Class A	113,800	81,473
Sinoma Science & Technology Co., Ltd. Class A	34,500	75,661
Sino-Ocean Group Holding, Ltd.	936,211	224,678
Sinopec Oilfield Service Corp. Class A (a)	149,700	35,795
Sinopec Oilfield Service Corp. Class H (a)	6,000	387
Sinopec Shanghai Petrochemical Co., Ltd. Class H	676,878	162,441
Sinopharm Group Co., Ltd. Class H	132,800	339,948
Sinotrans, Ltd. Class H	261,000	52,870
Sinotruk Hong Kong, Ltd.	38,000	98,304
SITC International Holdings Co., Ltd.	214,000	228,345
Skshu Paint Co., Ltd. Class A	14,428	188,257
Skyworth Digital Co., Ltd. Class A	40,600	69,392
Sohu.com, Ltd. ADR (a)	4,770	43,932
SooChow Securities Co., Ltd. Class A	48,790	56,330
Security Description	Shares	Value
Spring Airlines Co., Ltd. Class A	10,400	$51,855
STO Express Co., Ltd. Class A	20,894	48,512
Suli Co., Ltd. Class A	34,700	87,195
Sunac China Holdings, Ltd.	272,000	1,138,824
Suning Universal Co., Ltd. Class A	99,600	43,545
Sunny Optical Technology Group Co., Ltd.	77,200	1,235,128
Sunward Intelligent Equipment Co., Ltd. Class A	88,100	74,416
Suofeiya Home Collection Co., Ltd. Class A	19,900	68,053
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	16,800	71,191
Suzhou Keda Technology Co., Ltd. Class A	29,993	38,914
Taiji Computer Corp., Ltd. Class A	13,200	81,597
TAL Education Group ADR (a)	44,529	3,044,893
TCL Electronics Holdings, Ltd.	150,000	73,351
Tencent Holdings, Ltd.	629,070	40,469,173
Tian Ge Interactive Holdings, Ltd. (a)(b)	79,000	10,397
Tianfeng Securities Co., Ltd. Class A	50,610	43,394
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	32,800	104,232
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. Class S (c)	40,745	34,837
Tianma Microelectronics Co., Ltd. Class A	25,000	54,331
Tianneng Power International, Ltd. (c)	106,000	180,531
Tianshui Huatian Technology Co., Ltd. Class A	62,600	119,837
Times China Holdings, Ltd.	51,000	94,229
Tingyi Cayman Islands Holding Corp.	342,383	530,994
Tong Ren Tang Technologies Co., Ltd. Class H	152,000	115,513
Tongcheng-Elong Holdings, Ltd. (a)	58,800	105,910
TongFu Microelectronics Co., Ltd. Class A (a)	35,300	125,113
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	20,100	49,569
Tonghua Golden-Horse Pharmaceutical Industry Co., Ltd. Class A (a)	48,400	33,007
Tongwei Co., Ltd. Class A	37,800	92,952
Tongyu Communication, Inc. Class A	13,292	46,227
Topchoice Medical Corp. Class A (a)	10,400	245,397
TravelSky Technology, Ltd. Class H	110,000	193,589
Trip.com Group, Ltd. ADR (a)	43,822	1,135,866

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Tsingtao Brewery Co., Ltd. Class H	80,000	$593,514
UE Furniture Co., Ltd. Class A	41,997	66,967
Unigroup Guoxin Microelectronics Co., Ltd. Class A	10,400	107,050
Uni-President China Holdings, Ltd.	213,000	212,163
Unisplendour Corp., Ltd. Class A	16,600	100,947
Universal Scientific Industrial Shanghai Co., Ltd. Class A	23,700	73,235
Valiant Co., Ltd. Class A	28,900	70,208
Vatti Corp., Ltd. Class A	34,400	49,305
Venustech Group, Inc. Class A	14,200	84,524
Vipshop Holdings, Ltd. ADR (a)	43,826	872,576
Visionox Technology, Inc. Class A (a)	32,800	66,271
Visual China Group Co., Ltd. Class A	23,300	61,384
Wangneng Environment Co., Ltd. Class A	23,000	56,754
Wanhua Chemical Group Co., Ltd. Class A	20,100	142,167
Want Want China Holdings, Ltd.	1,165,000	879,336
Wasu Media Holding Co., Ltd. Class A	36,300	55,623
Weibo Corp. ADR (a)(c)	4,559	153,182
Weichai Power Co., Ltd. Class A	138,600	269,052
Weichai Power Co., Ltd. Class H	58,000	108,061
Weimob, Inc. (a)(b)(c)	114,000	143,117
West China Cement, Ltd.	438,000	79,683
Westone Information Industry, Inc. Class A	12,100	36,534
Will Semiconductor, Ltd. Class A	6,400	182,870
Wuhan Guide Infrared Co., Ltd. Class A	38,350	158,875
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	26,700	176,797
Wuliangye Yibin Co., Ltd. Class A	31,900	772,343
WUS Printed Circuit Kunshan Co., Ltd. Class A	22,300	78,816
WuXi AppTec Co., Ltd. Class A	26,440	361,374
Wuxi Biologics Cayman, Inc. (a)(b)	50,000	914,786
Wuxi Shangji Automation Co., Ltd. Class A	17,630	122,202
Wuxi Taiji Industry Co., Ltd. Class A	47,100	78,769
Xiamen Faratronic Co., Ltd. Class A	10,400	90,937
Xiamen Goldenhome Co., Ltd. Class A	14,520	96,927
Xiamen International Port Co., Ltd. Class H	132,000	10,730
Xiamen Intretech, Inc. Class A	10,400	85,257
Xiamen ITG Group Corp., Ltd. Class A	48,200	45,010
Security Description	Shares	Value
Xiamen Kingdomway Group Co. Class A	25,600	$94,029
Xiangpiaopiao Food Co., Ltd. Class A	11,400	48,566
Xiaomi Corp. Class B (a)(b)	1,302,800	2,158,320
Xilinmen Furniture Co., Ltd. Class A (a)	31,500	47,822
Xinhuanet Co., Ltd. Class A	16,300	51,568
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	35,200	49,654
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	34,859	29,865
Xinjiang Xintai Natural Gas Co., Ltd. Class A	20,760	108,239
Xinyi Solar Holdings, Ltd.	319,694	302,764
Yangzijiang Shipbuilding Holdings, Ltd.	344,200	229,458
Yantai Changyu Pioneer Wine Co., Ltd. Class B	34,053	70,826
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	47,300	140,205
Yantai Eddie Precision Machinery Co., Ltd. Class A	20,515	152,097
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	10,500	46,054
Yanzhou Coal Mining Co., Ltd. Class H	266,882	199,375
YGSOFT, Inc. Class A	38,200	68,263
Yifan Pharmaceutical Co., Ltd. Class A	28,100	91,324
Yifeng Pharmacy Chain Co., Ltd. Class A	14,660	188,753
Yihai International Holding, Ltd.	32,000	328,033
Yixintang Pharmaceutical Group Co., Ltd. Class A	15,300	80,334
Yonghui Superstores Co., Ltd. Class A	64,200	85,203
Yonyou Network Technology Co., Ltd. Class A	29,220	182,321
YTO Express Group Co., Ltd. Class A	31,500	64,892
Yum China Holdings, Inc.	44,002	2,115,176
Yunda Holding Co., Ltd. Class A	27,730	95,928
Yunnan Energy New Material Co., Ltd. Class A	11,600	107,995
Zai Lab, Ltd. ADR (a)	4,213	346,014
Zhaojin Mining Industry Co., Ltd. Class H	86,500	101,004
Zhejiang Century Huatong Group Co., Ltd. Class A	39,200	84,914
Zhejiang Crystal-Optech Co., Ltd. Class A	25,800	62,568
Zhejiang Dahua Technology Co., Ltd. Class A	23,700	64,416
Zhejiang Dingli Machinery Co., Ltd. Class A	14,520	155,662
Zhejiang Expressway Co., Ltd. Class H	254,000	179,592

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Zhejiang Hangmin Co., Ltd. Class A	83,594	$63,277
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	48,800	54,615
Zhejiang Huafeng Spandex Co., Ltd. Class A	71,700	51,433
Zhejiang Jianfeng Group Co., Ltd. Class A	25,200	51,985
Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	10,600	102,554
Zhejiang Jiemei Electronic & Technology Co., Ltd. Class A	17,480	74,147
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	28,200	42,653
Zhejiang JIULI Hi-tech Metals Co., Ltd. Class A	48,100	49,681
Zhejiang Longsheng Group Co., Ltd. Class A	24,000	43,431
Zhejiang Medicine Co., Ltd. Class A	29,300	79,844
Zhejiang Meida Industrial Co., Ltd. Class A	45,400	72,458
Zhejiang NHU Co., Ltd. Class A	16,700	68,759
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	36,950	114,493
Zhejiang Satellite Petrochemical Co., Ltd. Class A	26,600	61,233
Zhejiang Semir Garment Co., Ltd. Class A	30,900	30,822
Zhejiang Shibao Co., Ltd. Class A (a)	68,000	40,794
Zhejiang Supor Co., Ltd. Class A	10,390	104,374
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	46,100	109,840
Zhejiang Yasha Decoration Co., Ltd. Class A	90,700	131,153
Zhejiang Yongtai Technology Co., Ltd. Class A	44,407	77,030
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	55,600	23,960
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	26,700	132,114
Zhongsheng Group Holdings, Ltd.	60,500	334,877
Zhongtian Financial Group Co., Ltd. Class A	102,200	46,561
Zhuzhou CRRC Times Electric Co., Ltd. Class H	89,200	226,727
Zijin Mining Group Co., Ltd. Class H	1,128,685	525,718
ZJBC Information Technology Co., Ltd. Class A	49,700	63,077
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	114,100	103,804
ZTE Corp. Class A (a)	10,900	61,889
ZTE Corp. Class H	113,240	346,275
Security Description	Shares	Value
ZTO Express Cayman, Inc. ADR	39,760	$1,459,590
		264,086,628
HONG KONG — 2.9%
Alibaba Pictures Group, Ltd. (a)(c)	1,370,107	182,081
Beijing Enterprises Medical & Health Group, Ltd. (a)	374,500	5,074
Bosideng International Holdings, Ltd.	218,000	67,506
Central Wealth Group Holdings, Ltd. (a)	266,000	652
China Animal Healthcare, Ltd. (a)(d)	305,700	—
China Everbright, Ltd.	128,000	185,300
China Fiber Optic Network System Group, Ltd. (a)(d)	686,800	—
China First Capital Group, Ltd. (a)	168,000	5,853
China Gas Holdings, Ltd.	287,800	887,487
China High Speed Transmission Equipment Group Co., Ltd. (c)	8,000	4,645
China Huishan Dairy Holdings Co., Ltd. (a)(c)(d)	549,000	—
China Mobile, Ltd.	622,136	4,198,171
China Resources Cement Holdings, Ltd.	66,000	80,813
China Resources Land, Ltd.	372,767	1,411,623
China State Construction International Holdings, Ltd.	276,750	161,398
Citychamp Watch & Jewellery Group, Ltd. (a)	500,000	99,994
Comba Telecom Systems Holdings, Ltd. (c)	385,847	157,317
CP Pokphand Co., Ltd.	932,000	80,568
Dawnrays Pharmaceutical Holdings, Ltd.	232,000	27,240
Digital China Holdings, Ltd.	157,000	101,487
Fullshare Holdings, Ltd. (a)	656,100	11,936
GCL-Poly Energy Holdings, Ltd. (a)(c)	957,000	27,041
Guangdong Investment, Ltd.	388,000	665,819
Guotai Junan International Holdings, Ltd. (c)	280,000	36,488
Haier Electronics Group Co., Ltd.	165,000	499,229
Hi Sun Technology China, Ltd. (a)	294,000	33,002
Huabao International Holdings, Ltd.	18,000	7,896
Imperial Pacific International Holdings, Ltd. (a)	7,296,300	34,832
Kingboard Holdings, Ltd.	111,200	288,386
Lee & Man Paper Manufacturing, Ltd.	245,000	131,502
NetDragon Websoft Holdings, Ltd.	61,500	172,587
Nine Dragons Paper Holdings, Ltd.	200,000	180,893
Shanghai Industrial Holdings, Ltd.	52,000	79,975
Shimao Group Holdings, Ltd.	171,500	725,790

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Sino Biopharmaceutical, Ltd.	814,000	$1,533,382
Skyworth Group, Ltd. (a)(c)	284,243	79,583
SSY Group, Ltd.	372,691	254,377
Sun Art Retail Group, Ltd.	259,500	443,301
Tech Pro Technology Development, Ltd. (a)(c)(d)	1,684,800	7,391
Tibet Water Resources, Ltd. (a)	358,000	23,095
United Energy Group, Ltd.	330,000	59,610
United Laboratories International Holdings, Ltd.	116,000	100,278
Vinda International Holdings, Ltd.	47,000	167,977
Wasion Holdings, Ltd.	76,000	24,319
WH Group, Ltd. (b)	1,019,000	873,002
Xinyi Glass Holdings, Ltd.	370,000	453,522
		14,572,422
INDIA — 15.3%
Aavas Financiers, Ltd. (a)	8,963	158,982
Adani Green Energy, Ltd. (a)	37,254	177,059
Adani Ports & Special Economic Zone, Ltd.	117,227	533,939
Adani Power, Ltd. (a)	89,074	42,470
Adani Transmission, Ltd. (a)	21,343	73,552
AIA Engineering, Ltd.	10,451	222,429
Ajanta Pharma, Ltd.	4,037	75,772
Alembic Pharmaceuticals, Ltd.	12,170	147,129
Apollo Hospitals Enterprise, Ltd.	26,200	468,402
Apollo Tyres, Ltd.	60,592	86,670
Arvind Fashions, Ltd. (a)	6,572	14,580
Arvind, Ltd.	30,898	13,259
Ashok Leyland, Ltd.	59,267	36,854
Asian Paints, Ltd.	33,296	744,140
AstraZeneca Pharma India, Ltd.	9,955	467,756
Aurobindo Pharma, Ltd.	43,568	445,295
Avenue Supermarts, Ltd. (a)(b)	4,159	127,636
Axis Bank, Ltd.	208,707	1,124,059
Bajaj Auto, Ltd.	7,678	287,382
Bajaj Electricals, Ltd.	29,959	155,858
Bajaj Finance, Ltd.	20,866	782,367
Bajaj Finserv, Ltd.	3,580	277,147
Balkrishna Industries, Ltd.	5,309	88,674
Bandhan Bank, Ltd. (b)	21,426	90,609
Bank of Baroda (a)	53,402	34,374
BEML, Ltd.	8,455	71,517
Bharat Electronics, Ltd.	125,775	147,674
Bharat Forge, Ltd.	33,844	143,146
Bharat Heavy Electricals, Ltd.	294,396	139,198
Bharat Petroleum Corp., Ltd.	71,335	353,351
Bharti Airtel, Ltd. (a)	262,986	1,950,005
Bharti Infratel, Ltd.	88,180	258,687
Biocon, Ltd.	163,354	843,990
Birlasoft, Ltd.	64,466	76,373
Bosch, Ltd.	918	138,825
Britannia Industries, Ltd.	5,842	278,839
Cadila Healthcare, Ltd.	31,681	148,159
Can Fin Homes, Ltd.	75,654	338,522
Central Bank of India (a)	76,703	18,235
Security Description	Shares	Value
CG Power and Industrial Solutions, Ltd. (a)	96,470	$10,924
Cholamandalam Financial Holdings, Ltd.	42,800	167,394
Cholamandalam Investment and Finance Co., Ltd.	77,665	194,821
Cipla, Ltd.	110,739	939,035
Coal India, Ltd.	168,773	296,959
Crompton Greaves Consumer Electricals, Ltd.	33,193	104,915
Dabur India, Ltd.	42,287	260,962
DCB Bank, Ltd. (a)	87,012	87,238
Dewan Housing Finance Corp., Ltd. (a)	776,855	161,022
Divi's Laboratories, Ltd.	11,146	336,415
Dixon Technologies India, Ltd.	2,289	174,589
DLF, Ltd.	81,509	159,825
Dr Lal PathLabs, Ltd. (b)	9,724	201,496
Dr Reddy's Laboratories, Ltd.	13,134	686,230
Edelweiss Financial Services, Ltd.	29,610	24,628
Eicher Motors, Ltd.	1,234	299,648
Emami, Ltd.	14,024	41,011
Escorts, Ltd.	44,225	609,162
Federal Bank, Ltd.	200,461	135,404
Fortis Healthcare, Ltd. (a)	55,597	89,798
GAIL India, Ltd.	203,403	275,187
Gateway Distriparks, Ltd.	44,400	49,249
Gillette India, Ltd.	1,129	74,504
Glenmark Pharmaceuticals, Ltd.	22,874	136,419
GMR Infrastructure, Ltd. (a)	772,151	205,045
Godrej Consumer Products, Ltd.	59,447	543,893
Godrej Industries, Ltd.	22,204	122,778
Granules India, Ltd.	74,582	200,127
Grasim Industries, Ltd.	17,908	146,981
Gujarat Mineral Development Corp., Ltd.	56,862	30,086
Gujarat Pipavav Port, Ltd.	48,705	48,928
Havells India, Ltd.	42,546	326,545
HCL Technologies, Ltd.	121,555	896,484
HDFC Bank, Ltd.	430,508	6,077,274
HDFC Life Insurance Co., Ltd. (a)(b)	42,205	306,879
HEG, Ltd.	2,297	25,156
Hero MotoCorp, Ltd.	14,974	505,114
Hindalco Industries, Ltd.	143,231	277,342
Hindustan Construction Co., Ltd. (a)	2,258,262	177,960
Hindustan Petroleum Corp., Ltd.	64,896	186,298
Hindustan Unilever, Ltd.	106,078	3,062,762
Hindustan Zinc, Ltd.	187,190	485,802
Housing Development Finance Corp., Ltd.	216,632	5,034,364
ICICI Bank, Ltd. ADR	249,409	2,317,010
ICICI Bank, Ltd.	570	2,653
ICICI Prudential Life Insurance Co., Ltd. (b)	13,717	77,356
IDFC First Bank, Ltd. (a)	128,309	43,674

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
IDFC, Ltd.	188,676	$45,980
IIFL Finance, Ltd.	168,452	164,762
India Cements, Ltd.	42,561	72,294
Indiabulls Housing Finance, Ltd.	49,707	136,375
Indiabulls Real Estate, Ltd. (a)	37,171	24,025
Indiabulls Ventures, Ltd.	14,822	23,174
Indian Hotels Co., Ltd.	375,852	397,736
Indian Oil Corp., Ltd.	269,495	304,639
IndusInd Bank, Ltd.	50,703	318,842
Infibeam Avenues, Ltd.	261,228	205,339
Info Edge India, Ltd.	3,930	143,755
Infosys, Ltd. ADR	456,097	4,405,897
InterGlobe Aviation, Ltd. (b)	8,911	116,705
Ipca Laboratories, Ltd.	17,598	390,260
ITC, Ltd. GDR	286,476	739,108
Jain Irrigation Systems, Ltd. (a)	79,019	13,291
Jammu & Kashmir Bank, Ltd. (a)	119,620	28,676
Jindal Steel & Power, Ltd. (a)	74,286	158,895
Johnson Controls-Hitachi Air Conditioning India, Ltd.	3,103	92,705
JSW Steel, Ltd.	184,708	463,215
Jubilant Foodworks, Ltd.	11,844	270,947
Jubilant Life Sciences, Ltd.	12,313	106,889
Just Dial, Ltd. (a)	6,060	32,241
Karnataka Bank, Ltd.	66,261	36,464
Kaveri Seed Co., Ltd.	14,046	106,744
Kotak Mahindra Bank, Ltd.	106,093	1,911,617
KPIT Technologies, Ltd. (a)	63,130	52,675
Larsen & Toubro, Ltd. GDR	61,916	770,235
Laurus Labs, Ltd. (b)	13,324	91,666
Lemon Tree Hotels, Ltd. (a)(b)	395,980	119,575
LIC Housing Finance, Ltd.	47,968	168,388
Lupin, Ltd.	30,456	367,793
Mahindra & Mahindra Financial Services, Ltd.	47,737	106,091
Mahindra & Mahindra, Ltd.	142,188	961,746
Mahindra Holidays & Resorts India, Ltd. (a)	70,847	157,498
Mahindra Lifespace Developers, Ltd.	68,174	191,420
MakeMyTrip, Ltd. (a)	3,550	54,386
Manappuram Finance, Ltd.	79,217	158,793
Marico, Ltd.	66,393	309,438
Maruti Suzuki India, Ltd.	10,694	826,910
Max Financial Services, Ltd. (a)	18,747	134,574
Mindtree, Ltd.	15,168	185,954
Motherson Sumi Systems, Ltd.	116,221	145,692
Muthoot Finance, Ltd.	12,816	184,346
Natco Pharma, Ltd.	11,612	97,067
Navin Fluorine International, Ltd.	7,282	156,435
NCC, Ltd.	98,324	37,960
Nestle India, Ltd.	2,733	621,662
NTPC, Ltd.	209,782	266,174
Oil & Natural Gas Corp., Ltd.	448,224	482,930
Page Industries, Ltd.	987	260,328
PC Jeweller, Ltd. (a)	64,219	14,204
Security Description	Shares	Value
PI Industries, Ltd.	11,255	$224,187
Piramal Enterprises, Ltd.	5,826	105,233
PNB Housing Finance, Ltd. (b)	51,603	141,850
Power Finance Corp., Ltd.	100,372	111,667
Power Grid Corp. of India, Ltd.	104,605	242,242
Prism Johnson, Ltd.	270,563	166,809
Rajesh Exports, Ltd.	32,609	201,259
Raymond, Ltd.	10,128	37,230
RBL Bank, Ltd. (b)	67,621	155,386
REC, Ltd.	89,909	128,724
Reliance Industries, Ltd. GDR (b)	178,650	8,253,630
Reliance Infrastructure, Ltd. (a)	79,189	40,589
Repco Home Finance, Ltd.	124,743	202,470
SBI Life Insurance Co., Ltd. (a)(b)	23,537	251,397
Sequent Scientific, Ltd.	132,444	160,767
Shilpa Medicare, Ltd.	15,529	97,776
Shoppers Stop, Ltd.	19,341	43,214
Shriram City Union Finance, Ltd.	8,807	78,314
Shriram Transport Finance Co., Ltd.	21,708	198,266
Siemens, Ltd.	35,476	515,269
South Indian Bank, Ltd.	542,633	57,854
SpiceJet, Ltd. (a)	69,493	46,250
State Bank of India (a)	213,880	505,497
Steel Authority of India, Ltd.	260,688	104,961
Strides Pharma Science, Ltd.	16,674	90,455
Sun Pharma Advanced Research Co., Ltd. (a)	30,100	64,742
Sun Pharmaceutical Industries, Ltd.	145,171	909,341
Suzlon Energy, Ltd. (a)	1,388,452	92,865
Tata Consultancy Services, Ltd.	108,970	3,005,041
Tata Motors, Ltd. (a)	199,415	259,491
Tata Steel, Ltd.	44,444	192,306
Tech Mahindra, Ltd.	61,111	439,816
Thyrocare Technologies, Ltd. (b)	45,231	304,620
Titan Co., Ltd.	20,817	261,881
Torrent Pharmaceuticals, Ltd.	9,420	295,948
TVS Motor Co., Ltd.	46,092	230,967
Ujjivan Financial Services, Ltd.	18,919	55,201
UltraTech Cement, Ltd.	7,977	411,355
United Breweries, Ltd.	8,864	121,830
United Spirits, Ltd. (a)	58,197	456,535
UPL, Ltd.	51,874	292,129
Vakrangee, Ltd.	191,762	89,019
Vedanta, Ltd.	147,860	208,365
V-Mart Retail, Ltd.	3,643	83,992
Vodafone Idea, Ltd. (a)	888,463	124,732
Wipro, Ltd. ADR	291,319	964,266
WNS Holdings, Ltd. ADR (a)	11,445	629,246
Wockhardt, Ltd. (a)	24,238	90,174
Yes Bank, Ltd.	142,245	48,229
Zee Entertainment Enterprises, Ltd.	94,171	213,402
		77,841,565

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
INDONESIA — 2.3%
Ace Hardware Indonesia Tbk PT (a)	2,609,400	$275,827
Adaro Energy Tbk PT	2,201,900	153,370
AKR Corporindo Tbk PT	144,400	25,676
Astra International Tbk PT	2,854,500	959,160
Bank Central Asia Tbk PT	1,616,496	3,222,242
Bank Mandiri Persero Tbk PT	2,839,410	983,905
Bank Negara Indonesia Persero Tbk PT	609,300	195,351
Bank Rakyat Indonesia Persero Tbk PT	7,467,380	1,583,910
Barito Pacific Tbk PT (a)	2,166,300	175,912
Chandra Asri Petrochemical Tbk PT	139,600	64,254
Charoen Pokphand Indonesia Tbk PT	633,700	247,314
Ciputra Development Tbk PT	1,006,896	42,997
Gudang Garam Tbk PT	92,200	304,483
Indah Kiat Pulp & Paper Corp. Tbk PT	240,500	100,594
Indocement Tunggal Prakarsa Tbk PT	310,525	256,506
Kalbe Farma Tbk PT	1,106,400	113,080
Lippo Karawaci Tbk PT (a)	5,795,410	69,375
Matahari Department Store Tbk PT (a)	229,200	25,912
Media Nusantara Citra Tbk PT	463,800	29,383
Pabrik Kertas Tjiwi Kimia Tbk PT	87,900	31,690
Pakuwon Jati Tbk PT	2,499,100	72,777
Perusahaan Gas Negara Tbk PT	1,971,940	156,678
PP Persero Tbk PT	852,676	51,931
Semen Indonesia Persero Tbk PT	590,600	397,937
Summarecon Agung Tbk PT	946,300	38,753
Surya Semesta Internusa Tbk PT	1,505,300	41,097
Telekomunikasi Indonesia Persero Tbk PT	6,411,270	1,368,875
Tiga Pilar Sejahtera Food Tbk (a)(d)	963,100	5,663
Tower Bersama Infrastructure Tbk PT	1,792,800	138,680
Transcoal Pacific Tbk PT	97,600	31,770
Unilever Indonesia Tbk PT	364,000	201,302
United Tractors Tbk PT	207,045	239,874
Wijaya Karya Persero Tbk PT	806,357	67,737
		11,674,015
MACAU — 0.0% (e)
Huasheng International Holding, Ltd. (a)	296,000	22,533
MALAYSIA — 3.2%
AEON Credit Service M Bhd	69,850	155,023
AirAsia Group Bhd	253,000	51,663
AirAsia X Bhd (a)	2,271,200	53,003
Alliance Bank Malaysia Bhd	748,710	380,907
AMMB Holdings Bhd	106,400	77,224
Astro Malaysia Holdings Bhd	262,400	50,827
Security Description	Shares	Value
Axiata Group Bhd	526,683	$436,342
BerMaz Motor Sdn Bhd (a)	278,080	96,046
British American Tobacco Malaysia Bhd	15,700	39,497
Bursa Malaysia Bhd	376,851	640,251
Cahya Mata Sarawak Bhd	250,200	91,088
Capitaland Malaysia Mall Trust REIT	1,540,500	285,810
Carlsberg Brewery Malaysia Bhd Class B	141,003	815,415
CIMB Group Holdings Bhd	557,295	463,004
Datasonic Group Bhd	238,400	78,447
Dayang Enterprise Holdings Bhd (a)	153,250	45,063
Dialog Group Bhd	656,300	552,916
DiGi.Com Bhd	218,600	219,875
Eastern & Oriental Bhd	617,511	56,923
Eco World Development Group Bhd (a)	358,600	34,730
Frontken Corp. Bhd	130,600	77,110
Gamuda Bhd	211,841	179,954
Genting Bhd	513,500	491,330
Genting Malaysia Bhd	569,200	336,074
George Kent Malaysia Bhd	260,400	37,677
Globetronics Technology Bhd	127,400	63,626
Hai-O Enterprise Bhd	149,200	65,460
Hartalega Holdings Bhd	108,000	327,655
Hibiscus Petroleum Bhd (a)	215,000	30,858
Hong Leong Bank Bhd	58,000	190,581
IHH Healthcare Bhd	143,200	183,804
IJM Corp. Bhd	1,094,480	462,312
Inari Amertron Bhd	659,612	260,150
IOI Corp. Bhd	727,896	737,239
IOI Properties Group Bhd	618,416	141,435
Iskandar Waterfront City Bhd (a)	474,200	64,186
KNM Group Bhd (a)	873,500	42,809
Kuala Lumpur Kepong Bhd	57,796	299,433
Malayan Banking Bhd	582,422	1,020,768
Malaysia Airports Holdings Bhd	144,600	183,914
Maxis Bhd	385,100	482,611
MISC Bhd	89,200	159,457
Muhibbah Engineering M Bhd	310,300	67,708
My EG Services Bhd	441,100	146,175
Padini Holdings Bhd	222,400	129,236
Pentamaster Corp. Bhd (a)	253,250	304,373
Petronas Chemicals Group Bhd	151,600	219,351
Petronas Gas Bhd	24,600	96,907
PPB Group Bhd	132,220	548,628
Press Metal Aluminium Holdings Bhd	508,440	537,511
Public Bank Bhd	294,520	1,134,091
RHB Bank Bhd	290,200	324,401
Sapura Energy Bhd (a)	1,025,000	22,725
Sime Darby Bhd	389,788	195,576
Sime Darby Plantation Bhd	380,788	437,217
Sime Darby Property Bhd	388,588	61,666
Telekom Malaysia Bhd	148,609	143,927

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Tenaga Nasional Bhd	343,250	$930,820
Top Glove Corp. Bhd	101,700	382,117
Velesto Energy Bhd (a)	703,300	23,799
Yinson Holdings Bhd	150,500	207,223
YTL Corp. Bhd	406,000	78,642
		16,454,590
PAKISTAN — 0.2%
Bank Alfalah, Ltd.	401,961	80,368
Fauji Fertilizer Co., Ltd.	151,973	99,556
Habib Bank, Ltd.	87,240	50,333
Lucky Cement, Ltd.	37,367	102,727
MCB Bank, Ltd.	148,798	143,631
Millat Tractors, Ltd.	22,090	92,907
National Bank of Pakistan (a)	348,500	57,391
Nishat Mills, Ltd.	105,300	48,925
Searle Co., Ltd.	52,913	62,787
United Bank, Ltd.	91,183	56,133
		794,758
PHILIPPINES — 1.4%
Aboitiz Equity Ventures, Inc.	130,470	119,145
Alliance Global Group, Inc. (a)	869,200	118,626
Ayala Land, Inc.	1,398,688	948,834
Bank of the Philippine Islands	109,360	158,031
BDO Unibank, Inc.	217,895	428,574
Bloomberry Resorts Corp.	499,000	74,412
Cebu Air, Inc.	68,710	54,609
CEMEX Holdings Philippines, Inc. (a)(b)	1,381,000	28,549
Cosco Capital, Inc.	1,992,800	202,380
D&L Industries, Inc.	1,763,400	176,959
DoubleDragon Properties Corp. (a)	570,170	195,912
First Gen Corp.	1,025,370	504,196
First Philippine Holdings Corp.	468,977	576,044
Globe Telecom, Inc.	2,605	108,226
GT Capital Holdings, Inc.	8,634	78,707
Integrated Micro-Electronics, Inc. (a)	342,000	41,733
JG Summit Holdings, Inc.	375,330	488,513
Jollibee Foods Corp.	49,420	138,862
LT Group, Inc.	592,000	95,053
Metro Pacific Investments Corp.	1,416,000	105,152
Metropolitan Bank & Trust Co.	101,580	75,433
Nickel Asia Corp.	1,389,371	50,472
PLDT, Inc.	20,254	508,128
Puregold Price Club, Inc.	370,050	344,241
SM Investments Corp.	36,570	689,197
SM Prime Holdings, Inc.	1,146,400	732,822
Universal Robina Corp.	104,750	273,307
		7,316,117
SINGAPORE — 0.0% (e)
SIIC Environment Holdings, Ltd.	173,299	25,466
Silverlake Axis, Ltd.	247,600	41,709
		67,175
Security Description	Shares	Value
TAIWAN — 19.1%
Accton Technology Corp.	43,000	$332,288
Acer, Inc.	751,395	455,862
Advantech Co., Ltd.	52,898	529,796
Airtac International Group	12,431	217,404
ASE Technology Holding Co., Ltd.	506,898	1,161,393
Asia Cement Corp.	584,073	863,108
Asustek Computer, Inc.	144,138	1,055,222
AU Optronics Corp. ADR (c)	184,844	561,926
Bank of Kaohsiung Co., Ltd.	308,000	102,303
Baotek Industrial Materials, Ltd. (a)	22,000	34,859
Catcher Technology Co., Ltd.	109,539	824,202
Cathay Financial Holding Co., Ltd.	1,419,952	2,014,099
Center Laboratories, Inc.	69,324	176,221
Chailease Holding Co., Ltd.	130,000	550,763
Chang Hwa Commercial Bank, Ltd.	674,182	442,150
Cheng Shin Rubber Industry Co., Ltd.	143,000	163,577
Chilisin Electronics Corp.	14,937	45,564
China Development Financial Holding Corp.	3,480,272	1,115,876
China Life Insurance Co., Ltd. (a)	225,605	166,693
China Steel Chemical Corp.	18,877	67,179
China Steel Corp.	1,867,625	1,310,303
Chroma ATE, Inc.	32,000	164,314
Chung Lien Transportation Co., Ltd.	79,000	187,965
Chunghwa Telecom Co., Ltd.	456,268	1,809,329
Compal Electronics, Inc.	1,083,431	706,877
Compeq Manufacturing Co., Ltd.	51,000	82,452
CTBC Financial Holding Co., Ltd.	3,190,515	2,200,579
Delta Electronics, Inc.	315,787	1,792,754
E.Sun Financial Holding Co., Ltd.	989,185	932,039
Eclat Textile Co., Ltd.	44,365	514,255
eCloudvalley Digital Technology Co., Ltd.	10,424	62,358
Elite Material Co., Ltd.	21,000	113,525
eMemory Technology, Inc.	16,000	263,824
Epistar Corp.	234,170	292,469
Everlight Electronics Co., Ltd.	175,996	184,618
Far Eastern New Century Corp.	959,170	907,009
Far EasTone Telecommunications Co., Ltd.	183,000	421,766
Feng TAY Enterprise Co., Ltd.	52,692	297,352
Firich Enterprises Co., Ltd.	35,957	36,256
First Financial Holding Co., Ltd.	1,117,071	857,553
Formosa Chemicals & Fibre Corp.	648,691	1,664,353
Formosa Petrochemical Corp.	215,000	644,902
Formosa Plastics Corp.	692,137	2,054,981
Foxconn Technology Co., Ltd.	261,519	500,799
Fubon Financial Holding Co., Ltd.	1,177,998	1,752,753
Genius Electronic Optical Co., Ltd.	6,475	153,621

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Giant Manufacturing Co., Ltd.	50,000	$447,389
Globalwafers Co., Ltd.	17,000	232,202
Himax Technologies, Inc. ADR (a)	21,917	90,736
Hiwin Technologies Corp.	41,033	408,181
Holy Stone Enterprise Co., Ltd.	14,000	57,415
Hon Hai Precision Industry Co., Ltd.	1,534,760	4,489,139
Hotai Motor Co., Ltd.	46,000	1,096,036
HTC Corp.	129,710	145,737
Hua Nan Financial Holdings Co., Ltd.	1,010,594	685,044
Innolux Corp.	1,064,753	285,094
Inventec Corp.	408,000	347,093
ITEQ Corp.	17,267	86,322
King Yuan Electronics Co., Ltd.	388,898	452,766
Largan Precision Co., Ltd.	10,710	1,482,837
Lite-On Technology Corp.	591,891	928,826
Macronix International	294,673	309,609
Makalot Industrial Co., Ltd.	49,016	257,502
MediaTek, Inc.	178,219	3,497,392
Medigen Biotechnology Corp. (a)	14,000	40,570
Mega Financial Holding Co., Ltd.	1,995,148	2,089,514
Merry Electronics Co., Ltd.	50,789	240,135
Micro-Star International Co., Ltd.	51,000	185,819
Motech Industries, Inc. (a)	145,934	36,305
Nan Ya Plastics Corp.	989,759	2,167,074
Nanya Technology Corp.	75,000	155,061
Nien Made Enterprise Co., Ltd.	11,000	107,187
Novatek Microelectronics Corp.	90,062	695,966
O-Bank Co., Ltd. (a)	885,000	216,267
PChome Online, Inc. (a)	27,957	111,811
Pegatron Corp.	377,630	819,140
Phoenix Silicon International Corp.	22,000	40,414
Pou Chen Corp.	255,000	248,911
Powertech Technology, Inc.	247,518	897,640
President Chain Store Corp.	57,000	572,811
ProMOS Technologies, Inc. (a)(d)	2,232	—
Quanta Computer, Inc.	599,194	1,441,908
Radiant Opto-Electronics Corp.	49,000	196,801
Realtek Semiconductor Corp.	88,161	893,428
RichWave Technology Corp.	10,000	63,889
Ritek Corp. (a)	128,834	22,881
Shanghai Commercial & Savings Bank, Ltd.	411,000	634,515
Shin Kong Financial Holding Co., Ltd.	2,875,600	838,183
Silicon Motion Technology Corp. ADR	4,166	203,176
Simplo Technology Co., Ltd.	16,000	173,262
Sino-American Silicon Products, Inc.	39,000	125,442
SinoPac Financial Holdings Co., Ltd.	3,631,630	1,335,497
Sitronix Technology Corp.	10,000	52,195
Sweeten Real Estate Development Co., Ltd.	460,000	335,983
Security Description	Shares	Value
Synnex Technology International Corp.	245,000	$345,854
TA-I Technology Co., Ltd.	15,750	40,677
Taishin Financial Holding Co., Ltd.	1,178,911	533,426
Taiwan Cement Corp.	974,801	1,412,420
Taiwan Cooperative Financial Holding Co., Ltd.	316,000	222,237
Taiwan FU Hsing Industrial Co., Ltd.	233,000	308,777
Taiwan High Speed Rail Corp.	139,000	171,957
Taiwan Mobile Co., Ltd.	310,200	1,161,758
Taiwan Paiho, Ltd.	33,000	72,142
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	399,539	22,681,829
Taiwan Surface Mounting Technology Corp.	20,000	88,122
Taiwan Union Technology Corp.	13,000	63,228
Tatung Co., Ltd. (a)	377,107	268,408
Teco Electric and Machinery Co., Ltd.	174,000	159,525
TPK Holding Co., Ltd. (a)	30,000	47,230
Tripod Technology Corp.	180,361	800,803
Unimicron Technology Corp.	116,000	196,973
Uni-President Enterprises Corp.	730,971	1,766,450
United Integrated Services Co., Ltd.	90,755	618,270
United Microelectronics Corp. ADR	384,901	1,016,139
Vanguard International Semiconductor Corp.	28,000	73,833
Voltronic Power Technology Corp.	7,000	200,715
Walsin Lihwa Corp.	592,000	291,942
Walsin Technology Corp.	38,000	230,541
Win Semiconductors Corp.	39,000	395,228
Winbond Electronics Corp.	129,000	58,369
Wistron Corp.	900,715	1,092,904
Wiwynn Corp.	10,000	271,823
Yageo Corp.	38,144	492,564
Yuanta Financial Holding Co., Ltd.	1,904,383	1,126,319
Zhen Ding Technology Holding, Ltd.	63,000	274,382
		97,515,441
THAILAND — 3.1%
Advanced Info Service PCL	204,698	1,225,241
Airports of Thailand PCL	433,700	848,948
Bangkok Bank PCL NVDR	34,700	120,129
Bangkok Dusit Medical Services PCL Class F	121,800	88,668
Bangkok Expressway & Metro PCL	2,295,107	705,444
Beauty Community PCL (c)	340,400	16,961
BEC World PCL (a)	149,800	24,137
Bumrungrad Hospital PCL	44,400	167,357
Carabao Group PCL Class F	20,300	68,307
Central Plaza Hotel PCL (a)	61,100	45,468

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Charoen Pokphand Foods PCL	292,100	$300,062
Chularat Hospital PCL Class F	2,427,100	193,178
COL PCL (a)	84,700	39,188
CP ALL PCL (a)	861,679	1,888,821
CPN Retail Growth Leasehold REIT	46,400	39,033
E for L Aim PCL (a)	267,040	346
Electricity Generating PCL	27,099	216,564
Energy Absolute PCL (c)	286,000	363,197
Forth Smart Service PCL (c)	253,500	50,852
Frasers Property Thailand Industrial Freehold & Leasehold REIT	91,674	44,194
Global Power Synergy PCL Class F	36,200	86,086
Gulf Energy Development PCL	301,000	367,637
Gunkul Engineering PCL	1,978,943	166,473
Hana Microelectronics PCL	129,200	116,001
Ichitan Group PCL	168,300	43,834
Indorama Ventures PCL	209,100	187,738
Intouch Holdings PCL Class F	50,700	92,271
IRPC PCL	2,889,291	244,922
Jasmine International PCL	772,125	89,435
Kasikornbank PCL	72,254	217,411
Kasikornbank PCL NVDR	110,500	333,386
KCE Electronics PCL	362,562	267,456
Krungthai Card PCL	109,900	106,673
MC Group PCL	374,900	115,839
Mega Lifesciences PCL (c)	285,800	344,449
Minor International PCL (a)(c)	400,786	263,236
Muangthai Capital PCL (a)	29,100	48,959
PTG Energy PCL	222,600	116,675
PTT Exploration & Production PCL	193,207	573,542
PTT Global Chemical PCL NVDR	97,900	146,498
PTT PCL	1,051,817	1,284,675
Siam Cement PCL NVDR	61,600	733,440
Siam Commercial Bank PCL	297,197	697,138
Somboon Advance Technology PCL	208,400	72,147
Srisawad Corp. PCL (a)	306,831	511,261
Super Energy Corp. PCL NVDR	1,276,100	38,810
SVI PCL	989,840	88,391
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	339,300	206,385
Thai Beverage PCL	1,232,500	596,350
Thai Oil PCL	442,383	633,356
Thai Union Group PCL Class F	270,900	113,067
TMB Bank PCL	4,085,333	138,788
True Corp. PCL NVDR	1,727,283	190,011
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust Class F,	85,100	44,054
		15,722,489
Security Description	Shares	Value
UNITED STATES — 0.0% (e)
Ideanomics, Inc. (a)(c)	15,631	$31,418
TOTAL COMMON STOCKS (Cost $449,045,114)		506,099,151

RIGHTS — 0.0% (e)
CHINA — 0.0% (e)
Greentown China Holdings (expiring 7/2/20) (a) (d)	2,141	—
INDIA — 0.0% (e)
Arvind Fashions, Ltd. (a)	4,566	3,873
THAILAND — 0.0% (e)
CPN Retail Growth Leasehold REIT (a) (d)	10,853	—
Frasers Property Thailand Industrial Freehold & Leasehold REIT (a)	605	12
Minor International PCL (expiring 7/23/20) (a)	48,876	2,214
		2,226
TOTAL RIGHTS (Cost $0)		6,099
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (f) (g)	67,582	67,609
State Street Navigator Securities Lending Portfolio II (h) (i)	2,624,242	2,624,242
TOTAL SHORT-TERM INVESTMENTS (Cost $2,691,851)		2,691,851
TOTAL INVESTMENTS — 99.9% (Cost $451,736,965)		508,797,101
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		270,118
NET ASSETS — 100.0%		$509,067,219
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.7% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2020.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2020, total aggregate fair value of the security is $50,789, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
COL	Collaterlized
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$492,908,293	$13,140,069	$50,789	$506,099,151
Rights	3,873	2,226	0(a)	6,099
Short-Term Investments	2,691,851	—	—	2,691,851
TOTAL INVESTMENTS	$495,604,017	$13,142,295	$50,789	$508,797,101
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2020.
Sector Breakdown as of June 30, 2020

% of Net Assets
Financials	19.1%
Consumer Discretionary	18.5
Information Technology	17.0
Communication Services	13.8
Consumer Staples	6.1
Industrials	5.8
Health Care	4.9
Materials	4.7
Energy	4.2
Real Estate	3.3
Utilities	2.0
Short-Term Investments	0.5
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$35,542,615	$35,471,158	$(3,848)	$—	67,582	$67,609	$28,760
State Street Navigator Securities Lending Portfolio II	—	—	28,446,671	25,822,429	—	—	2,624,242	2,624,242	34,974
State Street Navigator Securities Lending Portfolio III	4,444,940	4,444,940	2,733,321	7,178,261	—	—	—	—	8,148
Total		$4,444,940	$66,722,607	$68,471,848	$(3,848)	$—		$2,691,851	$71,882
See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AEROSPACE & DEFENSE — 0.3%
AECC Aviation Power Co., Ltd. Class A	113,500	$377,062
AVIC Aircraft Co., Ltd. Class A	156,600	393,065
AVIC Electromechanical Systems Co., Ltd. Class A	389,000	434,806
AVIC Shenyang Aircraft Co., Ltd. Class A	77,200	358,488
AviChina Industry & Technology Co., Ltd. Class H	1,800,000	815,178
AVICOPTER PLC Class A	56,200	326,573
China Avionics Systems Co., Ltd. Class A	176,087	331,856
China Spacesat Co., Ltd. Class A	113,600	495,531
		3,532,559
AIR FREIGHT & LOGISTICS — 0.8%
BEST, Inc. ADR (a) (b)	83,751	358,454
SF Holding Co., Ltd. Class A	75,000	580,454
Sinotrans, Ltd. Class H	818,000	165,701
STO Express Co., Ltd. Class A	23,271	54,031
YTO Express Group Co., Ltd. Class A	215,600	444,149
Yunda Holding Co., Ltd. Class A	95,358	329,879
ZTO Express Cayman, Inc. ADR	212,798	7,811,815
		9,744,483
AIRLINES — 0.2%
Air China, Ltd. Class A	567,900	531,119
Air China, Ltd. Class H (b)	1,456,000	867,914
China Eastern Airlines Corp., Ltd. Class H (a) (b)	1,220,000	434,452
China Southern Airlines Co., Ltd. Class A	396,500	290,036
China Southern Airlines Co., Ltd. Class H (a) (b)	666,000	294,742
Spring Airlines Co., Ltd. Class A	59,500	296,669
		2,714,932
AUTO COMPONENTS — 0.4%
China First Capital Group, Ltd. (a)	1,766,000	61,522
Fuyao Glass Industry Group Co., Ltd. Class A	117,700	347,550
Fuyao Glass Industry Group Co., Ltd. Class H (c)	193,200	460,163
Huayu Automotive Systems Co., Ltd. Class A	115,100	338,570
Minth Group, Ltd.	308,000	876,259
Shandong Linglong Tyre Co., Ltd. Class A	130,500	372,976
Tianneng Power International, Ltd. (b)	352,000	599,501
Xinyi Glass Holdings, Ltd.	1,098,000	1,345,857
		4,402,398
Security Description	Shares	Value
AUTOMOBILES — 1.3%
BAIC Motor Corp., Ltd. Class H (c)	957,900	$414,036
Brilliance China Automotive Holdings, Ltd.	1,442,000	1,291,213
BYD Co., Ltd. Class A	53,400	542,481
BYD Co., Ltd. Class H (b)	315,000	2,432,472
Chongqing Changan Automobile Co., Ltd. Class A	324,900	505,663
Dongfeng Motor Group Co., Ltd. Class H	1,279,300	764,234
Geely Automobile Holdings, Ltd.	2,444,000	3,847,106
Great Wall Motor Co., Ltd. Class H (b)	1,700,000	1,061,616
Guangzhou Automobile Group Co., Ltd. Class H	1,487,691	1,072,995
NIO, Inc. ADR (a)	313,034	2,416,622
Qingling Motors Co., Ltd. Class H	2,616,000	475,915
SAIC Motor Corp., Ltd. Class A	364,879	877,124
		15,701,477
BANKS — 10.2%
Agricultural Bank of China, Ltd. Class A	3,115,800	1,490,065
Agricultural Bank of China, Ltd. Class H	13,955,000	5,617,687
Bank of Beijing Co., Ltd. Class A	583,000	404,188
Bank of Chengdu Co., Ltd. Class A	321,400	361,974
Bank of China, Ltd. Class A	1,360,100	669,682
Bank of China, Ltd. Class H	37,716,700	13,966,535
Bank of Chongqing Co., Ltd. Class H	1,169,500	585,470
Bank of Communications Co., Ltd. Class A	336,500	244,242
Bank of Communications Co., Ltd. Class H	11,453,824	7,064,013
Bank of Hangzhou Co., Ltd. Class A	317,600	400,834
Bank of Jiangsu Co., Ltd. Class A	392,100	314,557
Bank of Nanjing Co., Ltd. Class A	321,400	333,326
Bank of Ningbo Co., Ltd. Class A	200,800	746,350
Bank of Shanghai Co., Ltd. Class A	453,700	532,802
Bank of Zhengzhou Co., Ltd. Class A	602,690	293,340
China CITIC Bank Corp., Ltd. Class H	6,529,471	2,847,526
China Construction Bank Corp. Class H	47,305,623	38,269,553
China Everbright Bank Co., Ltd. Class A	1,501,500	760,549
China Everbright Bank Co., Ltd. Class H	736,000	276,340
China Merchants Bank Co., Ltd. Class A	683,100	3,259,047
China Merchants Bank Co., Ltd. Class H	1,867,235	8,588,782
China Minsheng Banking Corp., Ltd. Class A	723,700	580,578

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
China Minsheng Banking Corp., Ltd. Class H	3,903,259	$2,679,243
Chongqing Rural Commercial Bank Co., Ltd. Class H	1,929,000	759,111
Huaxia Bank Co., Ltd. Class A	393,400	340,647
Industrial & Commercial Bank of China, Ltd. Class A	1,218,900	858,848
Industrial & Commercial Bank of China, Ltd. Class H	37,671,789	22,844,791
Industrial Bank Co., Ltd. Class A	866,400	1,934,391
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	363,600	386,351
Ping An Bank Co., Ltd. Class A	625,200	1,132,264
Postal Savings Bank of China Co., Ltd. Class H (b) (c)	3,324,000	1,908,509
Shanghai Pudong Development Bank Co., Ltd. Class A	1,060,070	1,586,861
		122,038,456
BEVERAGES — 2.1%
Anhui Gujing Distillery Co., Ltd. Class A	27,400	582,445
Anhui Kouzi Distillery Co., Ltd. Class A	44,300	319,036
Beijing Shunxin Agriculture Co., Ltd. Class A	50,400	406,323
Beijing Yanjing Brewery Co., Ltd. Class A	433,600	420,241
China Resources Beer Holdings Co., Ltd.	675,667	3,766,080
Chongqing Brewery Co., Ltd. Class A	61,839	638,710
Jiangsu King's Luck Brewery JSC, Ltd. Class A	90,700	510,623
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	54,100	804,793
Kweichow Moutai Co., Ltd. Class A	48,131	9,962,135
Luzhou Laojiao Co., Ltd. Class A	54,100	697,477
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	34,900	715,999
Sichuan Swellfun Co., Ltd. Class A	57,600	508,704
Tibet Water Resources, Ltd. (a)	1,524,000	98,317
Tsingtao Brewery Co., Ltd. Class H	225,000	1,669,258
Wuliangye Yibin Co., Ltd. Class A	147,000	3,559,073
Yantai Changyu Pioneer Wine Co., Ltd. Class A	90,600	437,762
		25,096,976
BIOTECHNOLOGY — 1.2%
3SBio, Inc. (a) (c)	567,500	719,035
BeiGene, Ltd. ADR (a)	14,808	2,789,827
Beijing SL Pharmaceutical Co., Ltd. Class A	190,375	345,047
Beijing Tiantan Biological Products Corp., Ltd. Class A	96,691	620,141
Berry Genomics Co., Ltd. Class A (a)	78,600	664,365
Security Description	Shares	Value
China Biologic Products Holdings, Inc. (a) (b)	10,984	$1,122,345
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	261,750	1,010,299
Getein Biotech, Inc. Class A	82,880	472,461
Hualan Biological Engineering, Inc. Class A	102,200	724,593
Innovent Biologics, Inc. (a) (c)	264,000	1,958,596
Jinyu Bio-Technology Co., Ltd. Class A	148,100	583,369
Shanghai Haohai Biological Technology Co., Ltd. Class H (a) (b) (c)	17,100	78,766
Shanghai RAAS Blood Products Co., Ltd. Class A (a)	317,600	380,163
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	206,400	611,804
Zai Lab, Ltd. ADR (a)	22,299	1,831,417
		13,912,228
BUILDING PRODUCTS — 0.1%
Beijing New Building Materials PLC Class A	143,400	432,772
China Lesso Group Holdings, Ltd.	373,000	485,112
Zhejiang Weixing New Building Materials Co., Ltd. Class A	170,975	281,340
		1,199,224
CAPITAL MARKETS — 1.9%
Caitong Securities Co., Ltd. Class A	242,100	351,105
Central China Securities Co., Ltd. Class H	417,000	67,792
Changjiang Securities Co., Ltd. Class A	359,900	343,211
China Cinda Asset Management Co., Ltd. Class H	5,042,200	988,864
China Everbright, Ltd.	664,000	961,245
China Galaxy Securities Co., Ltd. Class H	2,197,500	1,187,999
China Huarong Asset Management Co., Ltd. Class H (c)	5,523,000	555,831
China International Capital Corp., Ltd. Class H (a) (b) (c)	260,800	512,148
China Merchants Securities Co., Ltd. Class A	276,379	858,338
CITIC Securities Co., Ltd. Class A	259,400	884,883
CITIC Securities Co., Ltd. Class H (b)	1,258,000	2,379,511
CSC Financial Co., Ltd. Class A	105,900	590,052
Dongxing Securities Co., Ltd. Class A	231,700	357,332
Everbright Securities Co., Ltd. Class A	219,500	498,768
Founder Securities Co., Ltd. Class A	371,300	371,944
GF Securities Co., Ltd. Class A	185,400	370,393
GF Securities Co., Ltd. Class H	791,600	847,729

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Guosen Securities Co., Ltd. Class A	217,000	$346,942
Guotai Junan International Holdings, Ltd. (b)	1,723,000	224,533
Guotai Junan Securities Co., Ltd. Class A	356,800	871,334
Guoyuan Securities Co., Ltd. Class A	293,900	349,299
Haitong Securities Co., Ltd. Class A	193,800	344,948
Haitong Securities Co., Ltd. Class H	1,674,200	1,352,243
Huaan Securities Co., Ltd. Class A	397,000	383,645
Huatai Securities Co., Ltd. Class A	250,800	667,120
Huatai Securities Co., Ltd. Class H (c)	744,200	1,184,890
Huaxi Securities Co., Ltd. Class A	257,900	387,885
Industrial Securities Co., Ltd. Class A	399,000	386,707
Noah Holdings, Ltd. ADR (a)	3,182	81,046
Orient Securities Co., Ltd. Class A	285,300	383,078
SDIC Capital Co., Ltd. Class A	200,985	362,002
Shanxi Securities Co., Ltd. Class A	441,090	408,154
Shenwan Hongyuan Group Co., Ltd. Class A	828,910	592,267
Sinolink Securities Co., Ltd. Class A	288,300	465,424
SooChow Securities Co., Ltd. Class A	365,852	422,391
Southwest Securities Co., Ltd. Class A	556,000	361,082
Western Securities Co., Ltd. Class A	285,200	329,275
Zheshang Securities Co., Ltd. Class A	285,100	399,751
		22,431,161
CHEMICALS — 0.6%
ADAMA, Ltd. Class A	275,500	351,598
China BlueChemical, Ltd. Class H	2,080,000	308,627
China Lumena New Materials Corp. (a) (b) (d)	89,113	—
COFCO Biotechnology Co., Ltd. Class L	369,600	357,167
Fufeng Group, Ltd.	468,000	149,148
Hengli Petrochemical Co., Ltd. Class A	190,400	377,150
Hengyi Petrochemical Co., Ltd. Class A	263,391	340,244
Huapont Life Sciences Co., Ltd. Class A	552,200	420,337
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	839,400	301,663
Jiangsu Eastern Shenghong Co., Ltd. Class A	483,400	380,277
Lomon Billions Group Co., Ltd. Class A	202,100	529,001
Security Description	Shares	Value
Rongsheng Petro Chemical Co., Ltd. Class A	231,200	$402,357
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	148,496	371,463
Sinopec Shanghai Petrochemical Co., Ltd. Class H	1,713,999	411,336
Suli Co., Ltd. Class A	115,900	291,236
Tianqi Lithium Corp. Class A (a)	103,100	334,781
Tongkun Group Co., Ltd. Class A (a)	196,400	354,577
Transfar Zhilian Co., Ltd. Class A	326,800	251,536
Wanhua Chemical Group Co., Ltd. Class A	108,000	763,881
Zhejiang Juhua Co., Ltd. Class A	363,600	354,456
Zhejiang Longsheng Group Co., Ltd. Class A	168,300	304,560
Zibo Qixiang Tengda Chemical Co., Ltd. Class A	343,000	301,373
		7,656,768
COMMERCIAL SERVICES & SUPPLIES — 0.4%
China Everbright International, Ltd.	1,929,925	1,018,443
Country Garden Services Holdings Co., Ltd. (b)	561,000	2,605,784
CT Environmental Group, Ltd. (a) (b) (d)	1,980,400	43,439
Dongjiang Environmental Co., Ltd. Class H (b)	161,800	110,018
Greentown Service Group Co., Ltd.	662,000	779,833
Shanghai M&G Stationery, Inc. Class A	63,180	488,080
		5,045,597
COMMUNICATIONS EQUIPMENT — 0.4%
Addsino Co., Ltd. Class A	223,700	432,667
Beijing UniStrong Science & Technology Co., Ltd. Class A (a)	229,700	314,922
BYD Electronic International Co., Ltd. (b)	291,000	666,070
China Fiber Optic Network System Group, Ltd. (a) (d)	1,131,600	—
Comba Telecom Systems Holdings, Ltd. (b)	1,338,310	545,653
Fiberhome Telecommunication Technologies Co., Ltd. Class A	35,400	144,800
Fujian Star-net Communication Co., Ltd. Class A	88,900	444,390
Guangzhou Haige Communications Group, Inc. Co. Class A	95,800	175,396
Hengtong Optic-electric Co., Ltd. Class A	40,100	93,105
Hytera Communications Corp., Ltd. Class A (a)	12,800	13,746
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (b) (c)	177,000	325,204
ZTE Corp. Class A (a)	105,900	601,290

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
ZTE Corp. Class H (b)	393,797	$1,204,187
		4,961,430
CONSTRUCTION & ENGINEERING — 1.0%
China Communications Construction Co., Ltd. Class A	469,800	487,897
China Communications Construction Co., Ltd. Class H	2,371,394	1,337,083
China Communications Services Corp., Ltd. Class H	1,119,600	696,278
China Conch Venture Holdings, Ltd.	802,500	3,385,836
China Machinery Engineering Corp. Class H	379,000	99,757
China National Chemical Engineering Co., Ltd. Class A	449,400	348,444
China Railway Construction Corp., Ltd. Class A	307,700	364,830
China Railway Construction Corp., Ltd. Class H	947,875	744,803
China Railway Group, Ltd. Class A	426,100	302,645
China Railway Group, Ltd. Class H	2,226,000	1,143,092
China State Construction Engineering Corp., Ltd. Class A	1,389,500	937,769
China State Construction International Holdings, Ltd.	1,100,000	641,511
Metallurgical Corp. of China, Ltd. Class A	897,400	318,697
Metallurgical Corp. of China, Ltd. Class H	1,608,000	255,190
Power Construction Corp. of China, Ltd. Class A	549,700	269,104
Shanghai Construction Group Co., Ltd. Class A	751,700	326,514
Sinopec Engineering Group Co., Ltd. Class H	585,000	249,082
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	276,400	307,383
		12,215,915
CONSTRUCTION MATERIALS — 1.0%
Anhui Conch Cement Co., Ltd. Class A	82,200	615,359
Anhui Conch Cement Co., Ltd. Class H	632,500	4,259,946
BBMG Corp. Class H (b)	1,274,000	248,210
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	123,700	711,108
China Jushi Co., Ltd. Class A	319,300	413,370
China National Building Material Co., Ltd. Class H	2,024,000	2,154,456
China Resources Cement Holdings, Ltd.	837,163	1,025,060
CSG Holding Co., Ltd. Class A	582,217	413,530
Huaxin Cement Co., Ltd. Class A	133,700	448,520
Jinyuan EP Co., Ltd. Class A	282,100	401,931
Sichuan Shuangma Cement Co., Ltd. Class A	182,900	332,275
Security Description	Shares	Value
Tangshan Jidong Cement Co., Ltd. Class A	159,400	$361,752
		11,385,517
CONSUMER FINANCE — 0.0% (e)
Chong Sing Holdings FinTech Group (a) (d)	17,798,900	13,779
LexinFintech Holdings, Ltd. ADR (a) (b)	9,622	102,378
Qudian, Inc. ADR (a) (b)	32,233	54,796
		170,953
CONTAINERS & PACKAGING — 0.1%
Greatview Aseptic Packaging Co., Ltd.	376,000	132,927
Shenzhen YUTO Packaging Technology Co., Ltd. Class A	122,240	475,798
		608,725
DISTRIBUTORS — 0.0% (e)
Xinhua Winshare Publishing and Media Co., Ltd. Class H	559,000	378,655
DIVERSIFIED CONSUMER SERVICES — 1.9%
Bright Scholar Education Holdings, Ltd. ADR	16,594	130,429
China Education Group Holdings, Ltd.	407,000	654,313
China Maple Leaf Educational Systems, Ltd. (b)	875,497	266,587
China Yuhua Education Corp., Ltd. (c)	564,000	462,817
Fu Shou Yuan International Group, Ltd.	766,000	700,726
GSX Techedu, Inc. ADR (a) (b)	4,774	286,392
New Oriental Education & Technology Group, Inc. ADR (a)	57,233	7,453,454
TAL Education Group ADR (a)	176,294	12,054,984
Zhejiang Yasha Decoration Co., Ltd. Class A	479,300	693,070
		22,702,772
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Avic Capital Co., Ltd. Class A	539,300	302,165
China Common Rich Renewable Energy Investment, Ltd. (a) (b) (d)	17,589,376	—
Far East Horizon, Ltd.	1,222,000	1,037,457
		1,339,622
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
China Telecom Corp., Ltd. Class H	7,000,951	1,960,152
China Tower Corp., Ltd. Class H (c)	21,492,000	3,799,010
China Unicom Hong Kong, Ltd.	2,919,805	1,578,487

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
CITIC Telecom International Holdings, Ltd.	1,161,000	$368,503
		7,706,152
ELECTRICAL EQUIPMENT — 0.5%
Baosheng Science and Technology Innovation Co., Ltd. Class A	685,352	381,088
Dongfang Electric Corp., Ltd. Class A	272,100	340,715
Dongfang Electric Corp., Ltd. Class H	210,200	109,840
Fangda Carbon New Material Co., Ltd. Class A (a)	302,260	268,571
Fullshare Holdings, Ltd. (a) (b)	4,312,500	78,455
Nanyang Topsec Technologies Group, Inc. Class A (a)	150,800	567,120
NARI Technology Co., Ltd. Class A	157,700	451,830
Ningbo Sanxing Medical Electric Co., Ltd. Class A	407,300	394,752
Shanghai Electric Group Co., Ltd. Class A	511,900	365,035
Shanghai Electric Group Co., Ltd. Class H (a)	2,212,000	627,886
Tech Pro Technology Development, Ltd. (a) (b) (d)	4,481,396	19,659
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	201,500	284,243
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	352,160	301,704
Zhejiang Chint Electrics Co., Ltd. Class A	116,900	435,827
Zhuzhou CRRC Times Electric Co., Ltd. Class H	284,200	722,376
		5,349,101
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.9%
AAC Technologies Holdings, Inc. (b)	343,745	2,108,920
Accelink Technologies Co., Ltd. Class A	86,100	400,304
Anxin-China Holdings, Ltd. (a) (d)	3,068,000	—
Avary Holding Shenzhen Co., Ltd. Class A	65,100	461,095
AVIC Jonhon Optronic Technology Co., Ltd. Class A	64,800	375,996
BOE Technology Group Co., Ltd. Class A	1,351,700	893,133
Foxconn Industrial Internet Co., Ltd. Class A	186,600	399,984
GoerTek, Inc. Class A	173,900	722,395
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	268,400	1,152,551
Hollysys Automation Technologies, Ltd.	20,825	276,973
Ju Teng International Holdings, Ltd.	992,000	362,219
Kingboard Holdings, Ltd.	337,499	875,269
Security Description	Shares	Value
Kingboard Laminates Holdings, Ltd.	324,500	$326,156
Lingyi iTech Guangdong Co. Class A (a)	262,800	395,255
Luxshare Precision Industry Co., Ltd. Class A	258,163	1,875,656
NAURA Technology Group Co., Ltd. Class A	33,100	800,413
OFILM Group Co., Ltd. Class A (a)	195,400	508,423
Shengyi Technology Co., Ltd. Class A	99,100	410,407
Shennan Circuits Co., Ltd. Class A	32,920	780,271
Shenzhen Kinwong Electronic Co., Ltd. Class A	76,700	381,886
Sunny Optical Technology Group Co., Ltd.	339,900	5,438,084
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	121,100	513,168
Tianma Microelectronics Co., Ltd. Class A	178,800	388,577
Tunghsu Optoelectronic Technology Co., Ltd. Class A	510,800	192,966
Unisplendour Corp., Ltd. Class A	79,340	482,478
Universal Scientific Industrial Shanghai Co., Ltd. Class A	151,600	468,458
Wasion Holdings, Ltd.	392,000	125,433
Westone Information Industry, Inc. Class A	86,800	262,079
Wuhan Guide Infrared Co., Ltd. Class A	145,960	604,677
WUS Printed Circuit Kunshan Co., Ltd. Class A	99,500	351,669
Zhejiang Dahua Technology Co., Ltd. Class A	150,200	408,241
		22,743,136
ENERGY EQUIPMENT & SERVICES — 0.1%
Anton Oilfield Services Group (b)	1,124,000	66,711
China Oilfield Services, Ltd. Class H	901,900	809,917
Sinopec Oilfield Service Corp. Class H (a)	1,502,000	96,898
		973,526
ENTERTAINMENT — 2.1%
Alibaba Pictures Group, Ltd. (a) (b)	7,800,000	1,036,585
Bilibili, Inc. ADR (a) (b)	39,126	1,812,316
China Film Co., Ltd. Class A	164,400	305,412
Giant Network Group Co., Ltd. Class A	143,500	353,281
HUYA, Inc. ADR (a) (b)	21,536	402,077
iQIYI, Inc. ADR (a) (b)	109,097	2,529,959
Leyou Technologies Holdings, Ltd. (a)	455,000	149,701
NetDragon Websoft Holdings, Ltd.	201,000	564,064
NetEase, Inc. ADR	33,116	14,219,348
Perfect World Co., Ltd. Class A	90,400	737,244

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Poly Culture Group Corp., Ltd. Class H	110,200	$61,140
Tencent Music Entertainment Group ADR (a)	76,072	1,023,929
Wanda Film Holding Co., Ltd. Class A (a)	154,200	333,152
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	150,100	993,906
Zhejiang Century Huatong Group Co., Ltd. Class A	280,760	608,176
		25,130,290
FOOD & STAPLES RETAILING — 0.4%
Jiajiayue Group Co., Ltd. Class A	103,108	718,630
Laobaixing Pharmacy Chain JSC Class A	37,100	525,130
Sun Art Retail Group, Ltd.	1,138,000	1,944,032
Yifeng Pharmacy Chain Co., Ltd. Class A	49,180	633,211
Yonghui Superstores Co., Ltd. Class A	325,400	431,856
		4,252,859
FOOD PRODUCTS — 2.3%
Ausnutria Dairy Corp., Ltd. (b)	145,000	324,407
China Feihe, Ltd. (b) (c)	748,000	1,497,843
China Huishan Dairy Holdings Co., Ltd. (a) (b) (d)	2,729,000	—
China Huiyuan Juice Group, Ltd. (a) (d)	701,000	91,351
China Mengniu Dairy Co., Ltd.	1,343,220	5,129,936
China Yurun Food Group, Ltd. (a) (b)	1,021,000	64,550
CP Pokphand Co., Ltd.	2,628,000	227,182
Dali Foods Group Co., Ltd. (c)	592,000	358,999
Foshan Haitian Flavouring & Food Co., Ltd. Class A	103,080	1,814,319
Fujian Sunner Development Co., Ltd. Class A	97,600	400,467
Guangdong Haid Group Co., Ltd. Class A	79,000	531,939
Health & Happiness H&H International Holdings, Ltd.	168,500	762,011
Henan Shuanghui Investment & Development Co., Ltd. Class A	107,900	703,634
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	262,700	1,157,066
Jiangxi Zhengbang Technology Co., Ltd. Class A	150,900	373,207
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. Class A	66,593	551,475
Muyuan Foodstuff Co., Ltd. Class A	134,962	1,565,828
New Hope Liuhe Co., Ltd. Class A	163,200	688,106
Tingyi Cayman Islands Holding Corp.	945,844	1,466,888
Security Description	Shares	Value
Toly Bread Co., Ltd. Class A	56,378	$405,939
Tongwei Co., Ltd. Class A	182,100	447,794
Uni-President China Holdings, Ltd.	754,400	751,436
Want Want China Holdings, Ltd.	3,169,933	2,392,649
WH Group, Ltd. (c)	4,545,106	3,893,903
Yihai International Holding, Ltd.	215,000	2,203,969
		27,804,898
GAS UTILITIES — 0.6%
Beijing Enterprises Holdings, Ltd.	281,000	939,030
China Gas Holdings, Ltd.	1,016,800	3,135,498
China Oil & Gas Group, Ltd.	2,216,000	69,478
China Resources Gas Group, Ltd.	435,000	2,118,748
Kunlun Energy Co., Ltd.	2,009,400	1,301,497
		7,564,251
HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	119,282	614,321
Microport Scientific Corp.	149,000	599,810
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,348,000	2,998,474
		4,212,605
HEALTH CARE PROVIDERS & SERVICES — 0.4%
China National Accord Medicines Corp., Ltd. Class A	57,900	368,728
China Resources Medical Holdings Co., Ltd.	414,500	236,385
Huadong Medicine Co., Ltd. Class A	94,000	336,486
Jointown Pharmaceutical Group Co., Ltd. Class A	192,500	507,142
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	213,000	434,273
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	517,300	869,013
Sinopharm Group Co., Ltd. Class H	584,400	1,495,977
		4,248,004
HEALTH CARE TECHNOLOGY — 0.1%
Ping An Healthcare and Technology Co., Ltd. (a) (b) (c)	86,254	1,312,098
HOTELS, RESTAURANTS & LEISURE — 1.1%
Ajisen China Holdings, Ltd.	521,000	71,927
China Travel International Investment Hong Kong, Ltd.	3,160,000	448,490
Haidilao International Holding, Ltd. (b) (c)	337,000	1,421,840
Huazhu Group, Ltd. ADR (b)	54,342	1,904,687
Imperial Pacific International Holdings, Ltd. (a)	23,690,300	113,096
Shanghai Jin Jiang Capital Co., Ltd. Class H	1,216,187	214,978

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Shanghai Jinjiang International Hotels Co., Ltd. Class A	110,410	$433,501
Shenzhen Overseas Chinese Town Co., Ltd. Class A	375,800	322,217
Yum China Holdings, Inc.	180,792	8,690,671
		13,621,407
HOUSEHOLD DURABLES — 0.8%
Gree Electric Appliances, Inc. of Zhuhai Class A	221,600	1,773,678
Haier Electronics Group Co., Ltd.	619,000	1,872,866
Haier Smart Home Co., Ltd. Class A	187,100	468,561
Hang Zhou Great Star Industrial Co., Ltd. Class A	227,400	382,231
Hangzhou Robam Appliances Co., Ltd. Class A	98,800	434,886
Hisense Home Appliances Group Co., Ltd. Class H	293,000	340,238
Jason Furniture Hangzhou Co., Ltd. Class A	77,100	491,001
Joyoung Co., Ltd. Class A	116,854	616,200
KingClean Electric Co., Ltd. Class A	115,600	407,100
NavInfo Co., Ltd. Class A	156,900	366,069
Oppein Home Group, Inc. Class A	22,200	364,045
Shenzhen MTC Co., Ltd. Class A (a)	656,200	459,579
Skyworth Group, Ltd. (a) (b)	1,787,423	500,449
Suofeiya Home Collection Co., Ltd. Class A	142,900	488,684
TCL Technology Group Corp Class A	713,600	625,987
Zhejiang Supor Co., Ltd. Class A	36,665	368,323
		9,959,897
HOUSEHOLD PRODUCTS — 0.1%
Vinda International Holdings, Ltd.	452,000	1,615,442
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.8%
Beijing Enterprises Clean Energy Group, Ltd. (a)	11,105,714	60,182
Beijing Jingneng Clean Energy Co., Ltd. Class H	986,000	195,916
CGN Power Co., Ltd. Class H (c)	5,519,000	1,139,340
China Datang Corp. Renewable Power Co., Ltd. Class H	1,590,000	178,480
China Longyuan Power Group Corp., Ltd. Class H	1,648,000	924,953
China National Nuclear Power Co., Ltd. Class A	487,200	281,935
China Power International Development, Ltd.	2,468,000	452,175
China Resources Power Holdings Co., Ltd.	950,092	1,116,753
China Yangtze Power Co., Ltd. Class A	808,300	2,166,065
Concord New Energy Group, Ltd.	3,820,000	160,184
Security Description	Shares	Value
Datang International Power Generation Co., Ltd. Class H (b)	3,162,287	$412,094
Huadian Fuxin Energy Corp., Ltd. Class H	1,852,000	592,606
Huadian Power International Corp., Ltd. Class H	1,016,000	292,329
Huaneng Power International, Inc. Class A	22,300	13,315
Huaneng Power International, Inc. Class H	2,012,129	755,478
SDIC Power Holdings Co., Ltd. Class A	291,800	324,509
Sichuan Chuantou Energy Co., Ltd. Class A	273,600	358,851
		9,425,165
INDUSTRIAL CONGLOMERATES — 0.2%
CITIC, Ltd.	1,737,000	1,631,565
Shanghai Industrial Holdings, Ltd.	342,000	525,987
		2,157,552
INSURANCE — 4.1%
China Life Insurance Co., Ltd. Class A	142,800	549,763
China Life Insurance Co., Ltd. Class H	3,705,040	7,457,454
China Pacific Insurance Group Co., Ltd. Class A	199,400	768,795
China Pacific Insurance Group Co., Ltd. Class H	1,316,400	3,515,858
China Reinsurance Group Corp. Class H	1,474,000	150,244
China Taiping Insurance Holdings Co., Ltd.	673,891	1,079,902
Fanhua, Inc. ADR (b)	28,434	568,964
Hubei Biocause Pharmaceutical Co., Ltd. Class A	367,400	270,829
New China Life Insurance Co., Ltd. Class A	53,000	332,049
New China Life Insurance Co., Ltd. Class H (b)	439,600	1,471,866
People's Insurance Co. Group of China, Ltd. Class A	292,500	266,520
People's Insurance Co. Group of China, Ltd. Class H	3,048,000	888,785
PICC Property & Casualty Co., Ltd. Class H	3,400,287	2,803,429
Ping An Insurance Group Co. of China, Ltd. Class A	315,900	3,191,293
Ping An Insurance Group Co. of China, Ltd. Class H	2,608,600	26,084,485
		49,400,236
INTERACTIVE MEDIA & SERVICES — 16.7%
58.com, Inc. ADR (a)	45,157	2,435,768
Autohome, Inc. ADR	27,592	2,083,196
Baidu, Inc. ADR (a)	131,644	15,782,799
Bitauto Holdings, Ltd. ADR (a)	20,496	324,862

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
China Metal Recycling Holdings, Ltd. (a) (b) (d)	268,085	$—
JOYY, Inc. ADR (a)	21,608	1,913,388
Meitu, Inc. (a) (c)	1,107,000	217,102
Momo, Inc. ADR	79,807	1,395,026
Phoenix New Media, Ltd. ADR (b)	45,008	66,612
Qutoutiao, Inc. ADR (a) (b)	48,056	143,207
SINA Corp. (a)	30,102	1,080,963
Sogou, Inc. ADR (a) (b)	12,581	52,589
Sohu.com, Ltd. ADR (a)	29,332	270,148
Tencent Holdings, Ltd.	2,686,315	172,815,341
Tian Ge Interactive Holdings, Ltd. (a) (b) (c)	141,000	18,556
Weibo Corp. ADR (a) (b)	29,898	1,004,573
		199,604,130
INTERNET & DIRECT MARKETING RETAIL — 20.6%
Alibaba Group Holding, Ltd. ADR (a)	740,655	159,759,284
Baozun, Inc. ADR (a) (b)	15,171	583,325
Hangzhou Lianluo Interactive Information Technology Co., Ltd. Class A (a)	100	20
JD.com, Inc. ADR (a)	415,641	25,013,275
Meituan Dianping Class B (a)	1,699,000	37,682,728
Pinduoduo, Inc. ADR (a)	165,182	14,179,223
Tongcheng-Elong Holdings, Ltd. (a)	355,707	640,694
Trip.com Group, Ltd. ADR (a)	192,191	4,981,591
Vipshop Holdings, Ltd. ADR (a)	185,401	3,691,334
		246,531,474
IT SERVICES — 0.5%
21Vianet Group, Inc. ADR (a)	41,054	979,548
AGTech Holdings, Ltd. (a)	1,656,000	80,124
China TransInfo Technology Co., Ltd. Class A	145,100	492,512
Chinasoft International, Ltd. (b)	982,000	537,218
Digital China Holdings, Ltd.	729,000	471,236
GDS Holdings, Ltd. ADR (a)	31,151	2,481,489
Hi Sun Technology China, Ltd. (a)	1,137,000	127,630
TravelSky Technology, Ltd. Class H	429,000	754,996
		5,924,753
LEISURE EQUIPMENT & PRODUCTS — 0.0% (e)
Alpha Group Class A (a)	397,200	473,195
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Genscript Biotech Corp. (a) (b)	532,000	1,094,140
WuXi AppTec Co., Ltd. Class A	113,820	1,555,660
WuXi AppTec Co., Ltd. Class H (c)	19,700	255,958
Wuxi Biologics Cayman, Inc. (a) (c)	226,500	4,143,979
		7,049,737
Security Description	Shares	Value
MACHINERY — 1.0%
China International Marine Containers Group Co., Ltd. Class H (b)	267,060	$217,081
China Shipbuilding Industry Co., Ltd. Class A	796,300	450,667
CIMC Enric Holdings, Ltd. (b)	664,000	263,014
CRRC Corp., Ltd. Class A	237,400	187,092
CRRC Corp., Ltd. Class H	2,409,950	1,016,784
First Tractor Co., Ltd. Class H (a)	420,000	100,252
Haitian International Holdings, Ltd.	349,000	708,767
Han's Laser Technology Industry Group Co., Ltd. Class A	73,500	373,857
Hefei Meiya Optoelectronic Technology, Inc. Class A	82,400	613,242
Inner Mongolia First Machinery Group Co., Ltd. Class A	237,223	348,731
Jiangsu Hengli Hydraulic Co., Ltd. Class A	73,511	834,153
Lonking Holdings, Ltd.	2,062,000	625,215
Sany Heavy Industry Co., Ltd. Class A	284,618	755,464
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	152,200	364,578
Sinotruk Hong Kong, Ltd.	167,000	432,020
Weichai Power Co., Ltd. Class H	1,086,680	2,024,613
XCMG Construction Machinery Co., Ltd. Class A	581,100	485,911
Yangzijiang Shipbuilding Holdings, Ltd.	1,256,700	837,770
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	261,660	810,775
Zhengzhou Yutong Bus Co., Ltd. Class A	181,400	313,124
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H (a)	844,400	650,423
		12,413,533
MARINE — 0.1%
Atlas Corp.	13,892	105,579
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	1,552,175	446,600
SITC International Holdings Co., Ltd.	753,000	803,477
		1,355,656
MEDIA — 0.3%
China Literature, Ltd. (a) (b) (c)	176,000	1,185,376
China South Publishing & Media Group Co., Ltd. Class A	210,956	315,789
Chinese Universe Publishing and Media Group Co., Ltd. Class A	194,500	324,178
Focus Media Information Technology Co., Ltd. Class A	482,100	379,937
NanJi E-Commerce Co., Ltd. Class A	281,800	844,074

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Oriental Pearl Group Co., Ltd. Class A	271,760	$371,049
Wasu Media Holding Co., Ltd. Class A	260,000	398,401
		3,818,804
METALS & MINING — 1.0%
Aluminum Corp. of China, Ltd. Class H (a)	2,892,000	541,053
Angang Steel Co., Ltd. Class H (b)	1,465,435	357,356
Baoshan Iron & Steel Co., Ltd. Class A	1,113,000	718,090
China Hongqiao Group, Ltd.	588,500	261,203
China Molybdenum Co., Ltd. Class A	703,900	365,507
China Molybdenum Co., Ltd. Class H (b)	1,623,000	529,800
China Northern Rare Earth Group High-Tech Co., Ltd. Class A (a)	229,100	302,106
China Zhongwang Holdings, Ltd.	794,800	149,721
Chongqing Iron & Steel Co., Ltd. Class A (a)	1,388,300	292,677
Ganfeng Lithium Co., Ltd. Class A	108,300	820,860
Guangdong HEC Technology Holding Co., Ltd. Class A (a)	344,000	336,322
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	1,771,000	270,621
Jiangxi Copper Co., Ltd. Class H	1,010,000	1,017,760
Maanshan Iron & Steel Co., Ltd. Class A	959,800	350,364
Maanshan Iron & Steel Co., Ltd. Class H	84,000	22,543
MMG, Ltd. (a)	1,224,000	252,682
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (a)	858,800	244,235
Shandong Gold Mining Co., Ltd. Class A	152,900	792,218
Shougang Fushan Resources Group, Ltd.	2,888,000	603,650
Xiamen Tungsten Co., Ltd. Class A	196,600	329,347
Zhaojin Mining Industry Co., Ltd. Class H	488,000	569,825
Zhejiang Hailiang Co., Ltd. Class A	257,000	318,171
Zhejiang Huayou Cobalt Co., Ltd. Class A	87,800	482,743
Zhongjin Gold Corp., Ltd. Class A	283,400	366,492
Zijin Mining Group Co., Ltd. Class H	3,550,750	1,653,866
		11,949,212
MULTILINE RETAIL — 0.0% (e)
Golden Eagle Retail Group, Ltd.	440,120	421,355
OIL, GAS & CONSUMABLE FUELS — 2.2%
China Coal Energy Co., Ltd. Class H	1,933,013	438,956
Security Description	Shares	Value
China Merchants Energy Shipping Co., Ltd. Class A	535,000	$441,307
China Petroleum & Chemical Corp. Class A	799,300	442,187
China Petroleum & Chemical Corp. Class H	12,826,640	5,345,502
China Shenhua Energy Co., Ltd. Class A	210,700	428,093
China Shenhua Energy Co., Ltd. Class H	1,779,700	2,783,060
China Suntien Green Energy Corp., Ltd. Class H (a)	794,000	181,329
CNOOC, Ltd.	7,687,174	8,549,625
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	787,800	351,694
Guanghui Energy Co., Ltd. Class A (a)	753,970	288,029
Guizhou Panjiang Refined Coal Co., Ltd. Class A	497,931	376,914
Jizhong Energy Resources Co., Ltd. Class A	733,200	313,291
NewOcean Energy Holdings, Ltd. (a) (b)	564,000	53,122
PetroChina Co., Ltd. Class A	185,125	109,748
PetroChina Co., Ltd. Class H	11,102,930	3,681,661
Shaanxi Coal Industry Co., Ltd. Class A	340,400	347,251
Shandong Xinchao Energy Corp., Ltd. Class A (a)	1,199,500	257,966
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	344,900	271,811
Shanxi Meijin Energy Co., Ltd. Class A (a)	247,200	218,948
Sinopec Kantons Holdings, Ltd.	1,050,000	402,364
United Energy Group, Ltd.	1,154,000	208,452
Yanzhou Coal Mining Co., Ltd. Class H	817,900	611,015
		26,102,325
PAPER & FOREST PRODUCTS — 0.1%
Lee & Man Paper Manufacturing, Ltd.	1,149,000	616,718
Nine Dragons Paper Holdings, Ltd.	909,000	822,157
		1,438,875
PERSONAL PRODUCTS — 0.2%
Hengan International Group Co., Ltd.	348,000	2,725,468
PHARMACEUTICALS — 2.5%
Asymchem Laboratories Tianjin Co., Ltd. Class A	24,500	842,347
Beijing Tongrentang Co., Ltd. Class A	95,700	367,215
CanSino Biologics, Inc. Class H (a) (c)	9,400	259,304

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Changchun High & New Technology Industry Group, Inc. Class A	23,200	$1,428,879
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	77,100	541,072
China Animal Healthcare, Ltd. (a) (d)	763,600	—
China Medical System Holdings, Ltd.	879,300	1,035,812
China Resources Pharmaceutical Group, Ltd. (c)	712,000	410,639
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	86,900	358,899
China Shineway Pharmaceutical Group, Ltd.	295,000	194,498
Consun Pharmaceutical Group, Ltd.	606,000	250,205
CSPC Pharmaceutical Group, Ltd.	2,226,400	4,205,497
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	72,700	332,552
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H (b)	110,000	277,610
Hansoh Pharmaceutical Group Co., Ltd. (a) (c)	198,000	932,462
Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	88,400	318,441
Jiangsu Hengrui Medicine Co., Ltd. Class A	194,965	2,546,110
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	282,704	649,586
Livzon Pharmaceutical Group, Inc. Class A	97,300	660,942
Luye Pharma Group, Ltd. (b) (c)	1,143,000	699,033
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	98,100	469,836
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (b)	225,000	751,892
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	457,000	311,921
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	126,100	446,754
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	113,100	474,627
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	94,100	279,594
Sihuan Pharmaceutical Holdings Group, Ltd.	1,063,000	101,494
Sino Biopharmaceutical, Ltd.	3,272,500	6,164,610
SSY Group, Ltd.	852,332	581,752
Tong Ren Tang Technologies Co., Ltd. Class H	445,000	338,180
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	144,000	355,123
Security Description	Shares	Value
United Laboratories International Holdings, Ltd.	594,000	$513,493
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b) (c)	181,600	371,145
Yifan Pharmaceutical Co., Ltd. Class A	200,000	649,995
Yunnan Baiyao Group Co., Ltd. Class A	35,707	473,938
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	26,900	647,975
Zhejiang NHU Co., Ltd. Class A	120,100	494,487
		29,737,919
PROFESSIONAL SERVICES — 0.1%
51job, Inc. ADR (a)	14,279	1,025,089
China Index Holdings, Ltd. ADR (a) (b)	24,720	52,901
		1,077,990
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.9%
Agile Group Holdings, Ltd.	752,747	885,762
Aoyuan Healthy Life Group Co., Ltd.	216,000	221,004
Beijing Capital Development Co., Ltd. Class A	314,400	260,675
Beijing Capital Land, Ltd. Class H	816,000	153,715
Beijing North Star Co., Ltd. Class A	766,200	304,626
China Aoyuan Group, Ltd.	575,000	695,153
China Dili Group (a) (b)	2,077,500	442,281
China Enterprise Co., Ltd. Class A	560,378	322,697
China Evergrande Group (b)	1,472,600	3,800,037
China Fortune Land Development Co., Ltd. Class A	99,700	322,471
China Jinmao Holdings Group, Ltd.	1,730,000	1,216,510
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	266,919	620,869
China Overseas Grand Oceans Group, Ltd.	411,000	231,738
China Overseas Land & Investment, Ltd.	1,803,862	5,457,820
China Overseas Property Holdings, Ltd.	1,117,620	1,182,445
China Resources Land, Ltd.	1,342,555	5,084,090
China SCE Group Holdings, Ltd.	394,000	170,808
China South City Holdings, Ltd.	2,108,000	214,868
China Vanke Co., Ltd. Class A	303,110	1,121,049
China Vanke Co., Ltd. Class H	828,164	2,617,915
CIFI Holdings Group Co., Ltd.	2,158,267	1,681,958
Colour Life Services Group Co., Ltd. (b)	338,000	161,358
Country Garden Holdings Co., Ltd.	3,662,883	4,499,177
ESR Cayman, Ltd. (a) (c)	352,400	832,980
Gemdale Corp. Class A	217,300	421,210

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
GR Properties, Ltd. (a)	1,172,000	$222,289
Grandjoy Holdings Group Co., Ltd. Class A	378,100	272,297
Greenland Holdings Corp., Ltd. Class A	374,100	327,111
Greentown China Holdings, Ltd.	374,500	373,995
Guangzhou R&F Properties Co., Ltd. Class H	551,824	642,215
Hopson Development Holdings, Ltd.	376,000	391,017
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	323,100	406,861
Jiayuan International Group, Ltd.	460,000	189,924
Jinke Properties Group Co., Ltd. Class A	390,200	450,501
Kaisa Group Holdings, Ltd.	921,000	346,989
KWG Group Holdings, Ltd.	873,806	1,467,909
Logan Group Co., Ltd.	448,000	793,058
Longfor Group Holdings, Ltd. (c)	710,000	3,375,739
Oceanwide Holdings Co., Ltd. Class A	560,400	298,922
Poly Developments and Holdings Group Co., Ltd. Class A	421,900	882,273
Poly Property Development Co., Ltd. Class H	36,000	362,302
Poly Property Group Co., Ltd.	1,285,000	386,307
Powerlong Real Estate Holdings, Ltd.	350,000	195,989
Red Star Macalline Group Corp., Ltd. Class A	237,600	356,009
Redco Properties Group, Ltd. (b) (c)	466,200	215,342
RiseSun Real Estate Development Co., Ltd. Class A	307,600	352,525
Ronshine China Holdings, Ltd.	172,000	151,351
Seazen Group, Ltd.	262,000	227,504
Seazen Holdings Co., Ltd. Class A	100,700	445,102
Shanghai Industrial Urban Development Group, Ltd.	274,000	31,464
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	189,900	429,359
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	187,500	297,390
Shenzhen Investment, Ltd.	2,056,242	650,000
Shimao Group Holdings, Ltd.	505,441	2,139,033
Shui On Land, Ltd.	3,256,500	546,220
Sino-Ocean Group Holding, Ltd.	1,728,212	414,747
Skyfame Realty Holdings, Ltd.	682,000	87,995
SOHO China, Ltd. (a)	921,000	323,223
Sunac China Holdings, Ltd.	1,108,300	4,640,290
Suncity Group Holdings, Ltd. (a) (b)	1,171,376	193,455
Times China Holdings, Ltd.	186,000	343,660
Xinhu Zhongbao Co., Ltd. Class A	876,700	369,646
Xinji Shaxi Group Co., Ltd.	726,000	264,155
Yanlord Land Group, Ltd.	429,100	359,877
Security Description	Shares	Value
Yuexiu Property Co., Ltd.	4,020,000	$715,778
Yuzhou Properties Co., Ltd.	1,191,657	515,073
Zhongtian Financial Group Co., Ltd. Class A	728,800	332,034
		58,710,146
ROAD & RAIL — 0.1%
CAR, Inc. (a)	369,300	111,022
China High Speed Railway Technology Co., Ltd. Class A	738,954	307,385
Daqin Railway Co., Ltd. Class A	147,000	146,423
Dazhong Transportation Group Co., Ltd. Class A	628,800	334,518
Guangshen Railway Co., Ltd. Class H	1,580,000	295,596
		1,194,944
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Daqo New Energy Corp. ADR (a)	3,937	292,283
GCL-Poly Energy Holdings, Ltd. (a) (b)	7,489,000	211,612
Gigadevice Semiconductor Beijing, Inc. Class A	19,004	634,323
Hua Hong Semiconductor, Ltd. (a) (b) (c)	224,000	777,452
JinkoSolar Holding Co., Ltd. ADR (a) (b)	14,075	249,268
LONGi Green Energy Technology Co., Ltd. Class A	127,900	737,062
Sanan Optoelectronics Co., Ltd. Class A	192,500	680,910
Semiconductor Manufacturing International Corp. (a) (b)	1,472,600	5,130,050
Shenzhen Goodix Technology Co., Ltd. Class A	14,100	444,680
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	217,100	689,904
Unigroup Guoxin Microelectronics Co., Ltd. Class A	47,800	492,016
Will Semiconductor, Ltd. Class A	19,034	543,867
Xinyi Solar Holdings, Ltd.	1,748,620	1,656,016
		12,539,443
SOFTWARE — 1.0%
360 Security Technology, Inc. Class A	192,900	499,735
Aisino Corp. Class A	117,800	270,676
Beijing Shiji Information Technology Co., Ltd. Class A	65,300	360,604
Cheetah Mobile, Inc. ADR (b)	18,030	31,012
China National Software & Service Co., Ltd. Class A	33,900	379,878
Genimous Technology Co., Ltd. Class A	307,500	371,554
Glodon Co., Ltd. Class A	72,200	712,014
Hundsun Technologies, Inc. Class A	43,480	662,558
Ideanomics, Inc. (a)	197,823	397,624

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Iflytek Co., Ltd. Class A	79,300	$419,964
Kingdee International Software Group Co., Ltd.	1,125,000	2,615,654
Kingsoft Corp., Ltd. (b)	556,000	2,586,147
Newland Digital Technology Co., Ltd. Class A	146,598	331,454
Shanghai Baosight Software Co., Ltd. Class A	75,900	634,455
Venustech Group, Inc. Class A	79,100	470,834
Weimob, Inc. (a) (b) (c)	325,000	408,009
Yonyou Network Technology Co., Ltd. Class A	119,440	745,259
		11,897,431
SPECIALTY RETAIL — 0.5%
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	211,440	367,969
China Harmony New Energy Auto Holding, Ltd. (b)	812,500	403,606
China Tourism Group Duty Free Corp., Ltd. Class A	72,200	1,573,480
China Yongda Automobiles Services Holdings, Ltd. (a)	235,500	282,887
GOME Retail Holdings, Ltd. (a) (b)	7,549,279	1,256,517
Grand Baoxin Auto Group, Ltd. (a)	714,074	107,796
Hengdeli Holdings, Ltd.	3,076,895	131,008
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	296,683	371,916
Suning.com Co., Ltd. Class A	319,300	396,203
Zhongsheng Group Holdings, Ltd.	268,500	1,486,191
		6,377,573
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.2%
China Greatwall Technology Group Co., Ltd. Class A	207,100	386,788
Dawning Information Industry Co., Ltd. Class A	99,480	540,488
Inspur Electronic Information Industry Co., Ltd. Class A	123,840	686,506
Legend Holdings Corp. Class H (c)	151,200	176,552
Lenovo Group, Ltd.	3,026,000	1,674,940
Ninestar Corp. Class A	143,300	667,257
Xiaomi Corp. Class B (a) (c)	6,304,000	10,443,698
		14,576,229
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
ANTA Sports Products, Ltd.	500,000	4,412,647
Bosideng International Holdings, Ltd.	1,906,000	590,211
China Dongxiang Group Co., Ltd.	3,089,000	275,005
Cosmo Lady China Holdings Co., Ltd. (a) (c)	341,000	21,119
Lao Feng Xiang Co., Ltd. Class A	52,600	358,642
Li Ning Co., Ltd.	858,707	2,725,544
Shenzhou International Group Holdings, Ltd.	351,300	4,233,486
Security Description	Shares	Value
Xtep International Holdings, Ltd.	358,865	$119,460
Zhejiang Semir Garment Co., Ltd. Class A	221,000	220,445
		12,956,559
TRADING COMPANIES & DISTRIBUTORS — 0.2%
ArtGo Holdings, Ltd. (a)	1,170,000	16,756
Bohai Leasing Co., Ltd. Class A (a)	699,100	294,764
CITIC Resources Holdings, Ltd. (a)	1,970,000	63,545
COSCO SHIPPING Development Co., Ltd. Class H	1,724,500	164,652
Guocheng Mining Co., Ltd. Class A (a)	260,500	682,971
Jiangsu Guotai International Group Co., Ltd. Class A	470,120	402,423
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	145,200	290,493
Sinochem International Corp. Class A	500,990	358,673
Xiamen C & D, Inc. Class A	298,500	342,096
Zall Smart Commerce Group, Ltd. (b)	1,620,000	148,404
		2,764,777
TRANSPORTATION INFRASTRUCTURE — 0.7%
Anhui Expressway Co., Ltd. Class H	614,000	283,612
Beijing Capital International Airport Co., Ltd. Class H	869,939	544,382
China Merchants Port Holdings Co., Ltd.	866,663	1,024,280
COSCO SHIPPING International Hong Kong Co., Ltd. (b)	530,000	157,281
COSCO SHIPPING Ports, Ltd.	1,127,078	604,951
Dalian Port PDA Co., Ltd. Class H (b)	150,000	13,741
Guangzhou Baiyun International Airport Co., Ltd. Class A	133,800	288,509
Hainan Meilan International Airport Co., Ltd. Class H (a)	385,000	539,466
Jiangsu Expressway Co., Ltd. Class H	866,795	1,015,489
Ningbo Zhoushan Port Co., Ltd. Class A	682,200	344,587
Qingdao Port International Co., Ltd. Class H (c)	838,000	445,466
Shanghai International Airport Co., Ltd. Class A	69,000	703,595
Shanghai International Port Group Co., Ltd. Class A	733,100	435,644
Shenzhen Expressway Co., Ltd. Class H	406,000	410,691
Shenzhen International Holdings, Ltd.	544,595	867,085
Sichuan Expressway Co., Ltd. Class H	776,000	177,218

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Xiamen International Port Co., Ltd. Class H	1,125,000	$91,446
Yuexiu Transport Infrastructure, Ltd.	362,000	252,685
Zhejiang Expressway Co., Ltd. Class H	902,000	637,764
		8,837,892
WATER UTILITIES — 0.3%
Beijing Enterprises Water Group, Ltd.	2,928,000	1,140,909
China Water Affairs Group, Ltd. (b)	382,000	275,024
Guangdong Investment, Ltd.	1,440,000	2,471,082
Kangda International Environmental Co., Ltd. (a) (c)	884,000	87,825
		3,974,840
WIRELESS TELECOMMUNICATION SERVICES — 1.5%
China Mobile, Ltd.	2,610,004	17,612,295
China United Network Communications, Ltd. Class A	430,400	294,738
		17,907,033
TOTAL COMMON STOCKS (Cost $1,134,419,424)		1,187,077,760
RIGHTS — 0.0% (e)
COMPUTERS & PERIPHERALS — 0.0% (e)
Legend Holdings Corp. (expiring 5/19/23) (a) (d)	15,323	—
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (e)
Greentown China Holdings (expiring 7/2/20) (a) (d)	7,462	—
TOTAL RIGHTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (f) (g)	1,100,883	1,101,324
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	11,276,920	$11,276,920
TOTAL SHORT-TERM INVESTMENTS (Cost $12,378,244)		12,378,244
TOTAL INVESTMENTS — 100.2% (Cost $1,146,797,668)		1,199,456,004
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(1,842,896)
NET ASSETS — 100.0%		$1,197,613,108
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.9% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2020, total aggregate fair value of the securities is $168,228, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,186,909,532	$—	$168,228	$1,187,077,760
Rights	—	—	0(a)	0
Short-Term Investments	12,378,244	—	—	12,378,244
TOTAL INVESTMENTS	$1,199,287,776	$—	$168,228	$1,199,456,004
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2020.
See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,989,336	$2,989,635	$39,360,744	$41,249,441	$386	$—	1,100,883	$1,101,324	$24,943
State Street Navigator Securities Lending Portfolio II	—	—	82,174,030	70,897,110	—	—	11,276,920	11,276,920	148,163
State Street Navigator Securities Lending Portfolio III	16,691,048	16,691,048	9,878,378	26,569,426	—	—	—	—	28,974
Total		$19,680,683	$131,413,152	$138,715,977	$386	$—		$12,378,244	$202,080
See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.8%
BRAZIL — 5.7%
Afya, Ltd. Class A (a)(b)	7,030	$164,783
Ambev SA ADR (b)	3,347,091	8,836,320
Anima Holding SA (a)	25,200	112,764
Azul SA Preference Shares (a)	82,453	301,983
B2W Cia Digital (a)	113,879	2,220,213
B3 SA - Brasil Bolsa Balcao	1,625,819	16,312,080
Banco Bradesco SA ADR	4,153,273	15,823,970
Banco Bradesco SA	89,973	310,681
Banco BTG Pactual SA	50,324	701,134
Banco do Brasil SA	785,762	4,600,832
Banco Inter SA Preference Shares (c)	52,015	136,413
Banco Inter SA	15,600	117,054
Banco Pan SA Preference Shares	333,273	534,130
Banco Santander Brasil SA	15,875	81,011
BB Seguridade Participacoes SA	521,113	2,588,102
BR Malls Participacoes SA	967,482	1,776,102
Bradespar SA Preference Shares	434,085	2,886,363
Brasil Brokers Participacoes SA (a)	3,585	1,534
Braskem SA ADR (b)	155,142	1,341,978
BRF SA ADR (a)	477,742	1,896,636
CCR SA	468,322	1,236,736
Centrais Eletricas Brasileiras SA ADR (b)	439,105	2,489,725
Cia Brasileira de Distribuicao ADR (b)	212,445	2,776,656
Cia de Locacao das Americas	93,410	288,015
Cia de Saneamento Basico do Estado de Sao Paulo	437,388	4,596,286
Cia Energetica de Minas Gerais ADR (b)	1,199,872	2,459,738
Cia Energetica de Sao Paulo Class B, Preference Shares	43,961	232,103
Cia Hering	37,076	96,694
Cia Siderurgica Nacional SA ADR (b)	796,209	1,560,570
Cielo SA	968,625	815,008
Cogna Educacao	1,162,250	1,399,154
Construtora Tenda SA	1,644	9,285
Cosan Logistica SA (a)	38,421	133,229
Cosan SA	171,675	2,217,380
CVC Brasil Operadora e Agencia de Viagens SA	39,300	129,836
Cyrela Brazil Realty SA Empreendimentos e Participacoes	483,388	2,011,622
Duratex SA	369,260	864,844
Embraer SA (a)	738,341	1,087,852
Engie Brasil Energia SA	72,646	556,872
Equatorial Energia SA	156,311	661,022
Eternit SA (a)	7,108	4,634
Gafisa SA (a)	12,314	13,456
Gafisa SA (a)	7,868	8,526
Security Description	Shares	Value
Gerdau SA ADR (b)	1,024,306	$3,031,946
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	23,567	79,618
Grupo SBF SA (a)	29,200	173,951
Hapvida Participacoes e Investimentos SA (c)	78,338	886,988
Hypera SA	45,226	274,282
IRB Brasil Resseguros SA	136,500	273,457
Itau Unibanco Holding SA Preference Shares ADR	3,800,123	17,822,577
Itausa SA Preference Shares	4,621,472	8,071,668
Itausa SA	291,824	582,500
JBS SA	437,755	1,686,188
Kepler Weber SA	10,022	68,355
Klabin SA	273,500	1,012,649
Linx SA	29,894	137,961
Localiza Rent a Car SA	277,188	2,065,229
LOG Commercial Properties e Participacoes SA	3,469	20,817
Log-in Logistica Intermodal SA (a)	5,645	15,051
Lojas Americanas SA Preference Shares	855,469	5,013,658
Lojas Renner SA	801,741	6,103,441
Magazine Luiza SA	371,767	4,851,225
Marcopolo SA Preference Shares	350,980	187,290
Marfrig Global Foods SA (a)	159,400	366,073
Metalurgica Gerdau SA Preference Shares	1,364,122	1,816,080
Mills Estruturas e Servicos de Engenharia SA (a)	37,174	36,559
Minerva SA (a)	39,800	95,318
MMX Mineracao e Metalicos SA (a)	6,878	2,480
MRV Engenharia e Participacoes SA	85,797	281,261
Natura & Co. Holding SA	464,547	3,375,724
Natura & Co. Holding SA (a)	23,522	170,199
Notre Dame Intermedica Participacoes SA	237,040	2,936,019
Oi SA ADR (a)(b)	609,329	639,796
Pagseguro Digital, Ltd. Class A (a)(b)	103,475	3,656,807
PDG Realty SA Empreendimentos e Participacoes (a)	70,875	64,540
Petro Rio SA (a)	15,600	100,547
Petrobras Distribuidora SA	203,717	799,538
Petroleo Brasileiro SA Preference Shares ADR (b)	1,648,789	13,140,848
Petroleo Brasileiro SA ADR	815,524	6,744,384
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	12,048	12,397
Qualicorp Consultoria e Corretora de Seguros SA	75,418	398,325
Raia Drogasil SA	109,988	2,215,865

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Restoque Comercio e Confeccoes de Roupas SA (a)	8,631	$10,846
Rodobens Negocios Imobiliarios SA	52,454	93,620
Rossi Residencial SA (a)	88,489	96,534
Rumo SA (a)	440,195	1,803,013
Sul America SA	54,280	445,545
Suzano Papel e Celulose SA ADR (a)(b)	161,421	1,091,206
Suzano SA (a)	177,807	1,191,360
T4F Entretenimento SA	120,833	57,877
Telefonica Brasil SA Preference Shares	602,815	5,273,039
TIM Participacoes SA ADR	212,906	2,755,004
TOTVS SA	174,804	736,999
Ultrapar Participacoes SA	504,734	1,689,556
Usinas Siderurgicas de Minas Gerais SA Usiminas ADR (b)	737,541	966,179
Vale SA ADR	2,005,311	20,674,756
Via Varejo SA (a)	243,488	678,918
WEG SA	655,551	6,042,368
YDUQS Part	222,227	1,361,903
		220,573,660
CHILE — 0.6%
AntarChile SA	171,689	1,271,243
Empresas COPEC SA	385,866	2,590,935
Empresas Iansa SA (a)	2,983,800	31,998
Enel Americas SA ADR (b)	811,974	6,097,925
Enel Chile SA ADR (b)	869,110	3,276,545
Enel Generacion Chile SA ADR (b)	3,956	41,538
Enjoy SA (a)	2,545,784	17,897
Falabella SA	1,544,596	4,893,919
Multiexport Foods SA	2,298,697	668,040
Parque Arauco SA	2,659,736	4,829,401
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	38,510	1,002,874
		24,722,315
CHINA — 39.2%
21Vianet Group, Inc. ADR (a)	31,432	749,968
360 Security Technology, Inc. Class A	87,800	227,458
3SBio, Inc. (a)(c)	565,000	715,868
500.com, Ltd. Class A, ADR (a)(b)	6,838	26,326
51job, Inc. ADR (a)	2,403	172,511
58.com, Inc. ADR (a)	42,405	2,287,326
AAC Technologies Holdings, Inc. (b)	592,632	3,635,873
Addsino Co., Ltd. Class A	223,900	433,053
Advanced Technology & Materials Co., Ltd. Class A (a)	130,600	121,957
Agile Group Holdings, Ltd.	2,199,626	2,588,313
Security Description	Shares	Value
Agricultural Bank of China, Ltd. Class A	1,608,000	$768,992
Agricultural Bank of China, Ltd. Class H	20,497,000	8,251,216
Air China, Ltd. Class H (b)	2,291,744	1,366,096
Aisino Corp. Class A	86,700	199,216
AK Medical Holdings, Ltd. (c)	154,000	489,791
Alibaba Group Holding, Ltd. ADR (a)	1,008,390	217,509,723
A-Living Services Co., Ltd. Class H (c)	57,750	290,969
Alpha Group Class A (a)	342,500	408,029
Aluminum Corp. of China, Ltd. Class H (a)	6,676,000	1,248,986
An Hui Wenergy Co., Ltd. Class A	229,000	130,251
Angang Steel Co., Ltd. Class H (b)	2,545,231	620,672
Anhui Conch Cement Co., Ltd. Class H	1,271,271	8,562,128
Anhui Construction Engineering Class A	347,200	189,621
Anhui Expressway Co., Ltd. Class H	8,000	3,695
Anhui Guangxin Agrochemical Co., Ltd. Class A	194,900	465,206
Anhui Gujing Distillery Co., Ltd. Class A	7,700	163,680
Anhui Gujing Distillery Co., Ltd. Class B	91,400	982,110
Anhui Jiangnan Chemical Industry Co., Ltd. Class A (a)	286,700	234,057
Anhui Jinhe Industrial Co., Ltd. Class A	84,200	273,648
Anhui Kouzi Distillery Co., Ltd. Class A	16,300	117,388
Anhui Sun-Create Electronics Co., Ltd. Class A	35,053	196,895
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	466,117	652,903
ANTA Sports Products, Ltd.	929,000	8,198,698
Anton Oilfield Services Group (b)	130,000	7,716
Aoshikang Technology Co., Ltd. Class A	13,700	114,907
Apeloa Pharmaceutical Co., Ltd. Class A	173,300	571,067
Asymchem Laboratories Tianjin Co., Ltd. Class A	18,400	632,620
Autobio Diagnostics Co., Ltd. Class A	23,100	530,914
Autohome, Inc. ADR	31,330	2,365,415
Avary Holding Shenzhen Co., Ltd. Class A	79,700	564,505
Avic Capital Co., Ltd. Class A	222,800	124,833
AVIC International Holding HK, Ltd. (a)	2,378,527	36,827

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
AVIC Jonhon Optronic Technology Co., Ltd. Class A	20,500	$118,949
AviChina Industry & Technology Co., Ltd. Class H	2,205,000	998,594
BAIC Motor Corp., Ltd. Class H (c)	6,500	2,810
Baidu, Inc. ADR (a)	187,625	22,494,361
BAIOO Family Interactive, Ltd. (c)	1,994,000	254,703
Bank of China, Ltd. Class H	59,224,900	21,931,044
Bank of Communications Co., Ltd. Class H	16,997,864	10,483,235
Bank of Ningbo Co., Ltd. Class A	203,900	757,872
Baosheng Science and Technology Innovation Co., Ltd. Class A	847,400	471,194
Baozun, Inc. ADR (a)(b)	11,689	449,442
BBMG Corp. Class H (b)	1,060,000	206,517
Befar Group Co., Ltd. Class A	206,500	123,881
BeiGene, Ltd. ADR (a)(b)	20,522	3,866,345
Beijing BDStar Navigation Co., Ltd. Class A (a)	95,200	431,432
Beijing Capital International Airport Co., Ltd. Class H	2,775,490	1,736,819
Beijing Capital Land, Ltd. Class H	28,000	5,275
Beijing Changjiu Logistics Corp. Class A	203,605	254,083
Beijing Dabeinong Technology Group Co., Ltd. Class A	309,100	398,415
Beijing Enterprises Clean Energy Group, Ltd. (a)	20,534,856	111,279
Beijing Enterprises Holdings, Ltd.	560,500	1,873,046
Beijing Enterprises Water Group, Ltd.	4,422,000	1,723,053
Beijing GeoEnviron Engineering & Technology, Inc. Class A	467,300	770,927
Beijing Jingneng Clean Energy Co., Ltd. Class H	136,000	27,023
Beijing Jingxi Culture & Tourism Co., Ltd. Class A (a)	111,186	96,434
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	118,300	680,065
Beijing Shiji Information Technology Co., Ltd. Class A	88,100	486,512
Beijing Shouhang Resources Saving Co., Ltd. Class A (a)	339,400	117,171
Beijing Shunxin Agriculture Co., Ltd. Class A	26,900	216,867
Beijing SL Pharmaceutical Co., Ltd. Class A	201,250	364,757
Beijing Tiantan Biological Products Corp., Ltd. Class A	143,486	920,267
Security Description	Shares	Value
Beijing UniStrong Science & Technology Co., Ltd. Class A (a)	207,800	$284,897
Berry Genomics Co., Ltd. Class A (a)	87,800	742,128
BEST, Inc. ADR (a)(b)	37,382	159,995
Bestsun Energy Co., Ltd. Class A	223,800	162,125
Biem.L.Fdlkk Garment Co., Ltd. Class A	153,263	371,244
Bilibili, Inc. ADR (a)(b)	28,590	1,324,289
Bitauto Holdings, Ltd. ADR (a)	15,878	251,666
Blue Sail Medical Co., Ltd. Class A	96,700	411,961
BOE Technology Group Co., Ltd. Class A	817,300	540,029
BOE Technology Group Co., Ltd. Class B	674,900	252,529
Boer Power Holdings, Ltd. (a)	7,000	294
Boyaa Interactive International, Ltd. (a)	64,000	6,936
Brilliance China Automotive Holdings, Ltd.	2,260,000	2,023,676
BYD Co., Ltd. Class H (b)	562,000	4,339,838
BYD Electronic International Co., Ltd. (b)	548,500	1,255,461
C&S Paper Co., Ltd. Class A	7,400	23,348
C.banner International Holdings, Ltd. (a)	12,000	254
Cabbeen Fashion, Ltd.	1,009,000	247,353
Caitong Securities Co., Ltd. Class A	119,400	173,160
CanSino Biologics, Inc. Class H (a)(b)(c)	12,000	331,026
CAR, Inc. (a)(b)	1,061,000	318,966
CECEP Wind-Power Corp. Class A	450,600	135,159
Center International Group Co., Ltd. Class A	109,800	140,284
Central China Securities Co., Ltd. Class A	393,700	261,807
CGN Mining Co., Ltd.	325,000	12,580
CGN New Energy Holdings Co Ltd (a)	24,000	4,614
CGN Nuclear Technology Development Co., Ltd. Class A	205,000	210,576
CGN Power Co., Ltd. Class H (c)	7,926,000	1,636,240
Chacha Food Co., Ltd. Class A	30,900	236,917
Changchun High & New Technology Industry Group, Inc. Class A	10,400	640,532
Changjiang Securities Co., Ltd. Class A	331,800	316,414
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	27,200	488,755

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Chanjet Information Technology Co., Ltd. Class H	2,600	$3,137
Chaowei Power Holdings, Ltd.	75,000	33,095
Cheetah Mobile, Inc. ADR (b)	9,040	15,549
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	101,100	175,944
Chengdu Hongqi Chain Co., Ltd. Class A	701,886	1,084,446
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	23,400	164,216
China Aerospace International Holdings, Ltd.	1,878,000	117,520
China Aircraft Leasing Group Holdings, Ltd.	6,500	5,275
China Aoyuan Group, Ltd.	1,105,000	1,335,903
China Baoan Group Co., Ltd. Class A	243,200	292,828
China Bester Group Telecom Co., Ltd. Class A	94,600	234,233
China Biologic Products Holdings, Inc. (a)	13,348	1,363,899
China Building Material Test & Certification Group Co., Ltd. Class A	477,520	1,350,589
China Chengtong Development Group, Ltd. (a)(b)	3,584,000	86,473
China Cinda Asset Management Co., Ltd. Class H	9,421,000	1,847,624
China CITIC Bank Corp., Ltd. Class H	9,084,000	3,961,566
China Coal Energy Co., Ltd. Class H	5,694,000	1,293,014
China Common Rich Renewable Energy Investment, Ltd. (a)(d)	856,000	—
China Communications Construction Co., Ltd. Class H	4,480,241	2,526,131
China Communications Services Corp., Ltd. Class H	152,000	94,529
China Conch Venture Holdings, Ltd.	1,145,200	4,831,725
China Construction Bank Corp. Class H	69,206,280	55,986,862
China Datang Corp. Renewable Power Co., Ltd. Class H	1,026,000	115,170
China Dili Group (a)(b)	1,647,100	350,653
China Distance Education Holdings, Ltd. ADR (b)	135	1,165
China Dongxiang Group Co., Ltd.	917,000	81,638
China Eastern Airlines Corp., Ltd. Class H (a)(b)	144,000	51,280
China Education Group Holdings, Ltd.	121,000	194,525
China Electronics Huada Technology Co., Ltd.	134,000	15,387
Security Description	Shares	Value
China Energine International Holdings, Ltd. (a)(b)	1,382,000	$26,925
China Enterprise Co., Ltd. Class A	320,192	184,384
China Everbright Bank Co., Ltd. Class A	311,700	157,884
China Everbright International, Ltd.	2,574,111	1,358,387
China Evergrande Group (b)	2,358,828	6,086,945
China Fangda Group Co., Ltd. Class B	1,668,267	634,981
China Feihe, Ltd. (b)(c)	1,160,000	2,322,859
China Film Co., Ltd. Class A	127,800	237,418
China Financial Services Holdings, Ltd. (a)	1,722,000	36,215
China Foods, Ltd.	16,000	6,069
China Fortune Land Development Co., Ltd. Class A	27,400	88,623
China Galaxy Securities Co., Ltd. Class A	141,200	229,148
China Galaxy Securities Co., Ltd. Class H	2,279,400	1,232,275
China Great Wall Securities Co., Ltd. Class A	105,400	183,726
China Greatwall Technology Group Co., Ltd. Class A	143,200	267,446
China Hanking Holdings, Ltd.	929,000	195,378
China Harmony New Energy Auto Holding, Ltd. (b)	7,000	3,477
China High Speed Railway Technology Co., Ltd. Class A	613,900	255,366
China Hongqiao Group, Ltd.	24,500	10,874
China Huarong Energy Co., Ltd. (a)	128,400	1,193
China Huiyuan Juice Group, Ltd. (a)(d)	188,500	24,564
China Index Holdings, Ltd. ADR (a)(b)	28,893	61,831
China International Marine Containers Group Co., Ltd. Class H (b)	116,840	94,974
China Kings Resources Group Co., Ltd. Class A	7,400	22,615
China Lesso Group Holdings, Ltd.	1,059,000	1,377,303
China Life Insurance Co., Ltd. Class H	5,837,260	11,749,157
China Longyuan Power Group Corp., Ltd. Class H	2,206,000	1,238,135
China Machinery Engineering Corp. Class H	14,000	3,685
China Medical System Holdings, Ltd.	1,145,000	1,348,806
China Mengniu Dairy Co., Ltd.	2,336,345	8,922,812
China Merchants Bank Co., Ltd. Class A	250,100	1,193,219

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
China Merchants Bank Co., Ltd. Class H	3,569,241	$16,417,555
China Merchants China Direct Investments, Ltd.	4,000	4,567
China Merchants Port Holdings Co., Ltd.	2,149,281	2,540,164
China Merchants Securities Co., Ltd. Class A	242,786	754,010
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	141,157	328,339
China Minsheng Banking Corp., Ltd. Class H	6,080,379	4,173,644
China Modern Dairy Holdings, Ltd. (a)	6,000	674
China Molybdenum Co., Ltd. Class A	319,500	165,904
China Molybdenum Co., Ltd. Class H	222,000	72,468
China National Accord Medicines Corp., Ltd. Class B	217,795	612,601
China National Building Material Co., Ltd. Class H	2,463,400	2,622,177
China National Medicines Corp., Ltd. Class A	128,595	739,975
China National Software & Service Co., Ltd. Class A	30,200	338,416
China Ocean Industry Group, Ltd. (a)	60,875	652
China Oilfield Services, Ltd. Class H	1,674,422	1,503,652
China Overseas Grand Oceans Group, Ltd.	109,500	61,740
China Overseas Land & Investment, Ltd.	3,371,304	10,200,321
China Overseas Property Holdings, Ltd.	62,066	65,666
China Pacific Insurance Group Co., Ltd. Class A	103,500	399,048
China Pacific Insurance Group Co., Ltd. Class H	2,038,000	5,443,116
China Petroleum & Chemical Corp. Class H	19,268,338	8,030,080
China Power International Development, Ltd.	5,694,000	1,043,227
China Railway Construction Corp., Ltd. Class H	2,244,490	1,763,632
China Railway Group, Ltd. Class H	4,566,487	2,344,976
China Rare Earth Holdings, Ltd. (a)	1,667,200	75,289
China Resources Beer Holdings Co., Ltd.	1,273,867	7,100,369
China Resources Gas Group, Ltd.	90,000	438,362
China Resources Power Holdings Co., Ltd.	2,282,432	2,682,806
Security Description	Shares	Value
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	24,600	$101,599
China Sanjiang Fine Chemicals Co., Ltd.	73,000	19,779
China Science Publishing & Media, Ltd. Class A	107,500	136,737
China Shenhua Energy Co., Ltd. Class H	3,299,624	5,159,887
China Shipbuilding Industry Co., Ltd. Class A	883,300	499,904
China Singyes Solar Technologies Holdings, Ltd. (a)	9,600	817
China South City Holdings, Ltd.	2,106,000	214,664
China Southern Airlines Co., Ltd. Class H (a)(b)	2,120,000	938,216
China State Construction Engineering Corp., Ltd. Class A	452,500	305,391
China Taiping Insurance Holdings Co., Ltd.	910,235	1,458,640
China Telecom Corp., Ltd. Class H	13,175,615	3,688,958
China Tianying, Inc. Class A (a)	462,900	334,023
China Tourism Group Duty Free Corp., Ltd. Class A	110,700	2,412,525
China Tower Corp., Ltd. Class H (c)	18,836,000	3,329,525
China TransInfo Technology Co., Ltd. Class A	241,900	821,079
China Travel International Investment Hong Kong, Ltd.	6,686,000	948,926
China Unicom Hong Kong, Ltd.	4,559,668	2,465,019
China Vanke Co., Ltd. Class A	366,600	1,355,866
China Vanke Co., Ltd. Class H	903,400	2,855,744
China World Trade Center Co., Ltd. Class A	86,200	162,576
China Yangtze Power Co., Ltd. Class A	1,036,000	2,776,250
China Yurun Food Group, Ltd. (a)(b)	12,000	759
China ZhengTong Auto Services Holdings, Ltd. (b)	38,000	5,442
China Zhenhua Group Science & Technology Co., Ltd. Class A	233,600	743,329
ChinaCache International Holdings, Ltd. ADR (a)	17,105	351
Chinasoft International, Ltd. (b)	142,000	77,683
Chinese Universe Publishing and Media Group Co., Ltd. Class A	171,000	285,010
Chlitina Holding, Ltd.	2,000	14,710
Chong Sing Holdings FinTech Group (a)(d)	2,281,618	1,766
Chongqing Brewery Co., Ltd. Class A	27,511	284,150

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Chongqing Changan Automobile Co., Ltd. Class B	899,900	$471,404
Chongqing Department Store Co., Ltd. Class A	24,800	109,548
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	5,180	10,576
Chongqing Gas Group Corp., Ltd. Class A	135,400	136,784
Chongqing Machinery & Electric Co., Ltd. Class H	138,000	7,122
Chow Tai Seng Jewellery Co., Ltd. Class A	94,462	296,307
CIFI Holdings Group Co., Ltd.	27,295	21,271
CIMC Enric Holdings, Ltd. (b)	10,000	3,961
CITIC Resources Holdings, Ltd. (a)	1,780,000	57,416
CITIC Securities Co., Ltd. Class A	435,400	1,485,267
CITIC Securities Co., Ltd. Class H (b)	1,170,500	2,214,004
CITIC Telecom International Holdings, Ltd.	1,062,000	337,080
CITIC, Ltd.	4,489,000	4,216,519
CMST Development Co., Ltd. Class A (a)	217,700	135,220
CNHTC Jinan Truck Co., Ltd. Class A	98,300	434,772
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	805,800	515,329
CNOOC, Ltd.	10,679,734	11,877,931
COFCO Biotechnology Co., Ltd. Class L	136,100	131,522
Cogobuy Group (a)(c)	64,000	11,065
Colour Life Services Group Co., Ltd. (b)	69,000	32,940
Comtec Solar Systems Group, Ltd.	211,500	3,111
COSCO SHIPPING Development Co., Ltd. Class H	6,827,117	651,842
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	1,854,000	827,673
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	3,419,425	983,855
COSCO SHIPPING Ports, Ltd.	2,339,692	1,255,813
Cosmo Lady China Holdings Co., Ltd. (a)(c)	71,000	4,397
Country Garden Holdings Co., Ltd.	4,681,672	5,750,572
Country Garden Services Holdings Co., Ltd. (b)	336,000	1,560,684
CQ Pharmaceutical Holding Co., Ltd. Class A	477,700	340,647
CRRC Corp., Ltd. Class H	3,409,000	1,438,295
CSC Financial Co., Ltd. Class A	135,000	752,191
CSG Holding Co., Ltd. Class B	615,345	169,905
Security Description	Shares	Value
CSPC Pharmaceutical Group, Ltd.	3,055,600	$5,771,792
CSSC Offshore and Marine Engineering Group Co., Ltd. Class A (a)	107,300	256,721
CSSC Science & Technology Co., Ltd. Class A	130,000	201,960
CTS International Logistics Corp., Ltd. Class A	205,900	169,259
D&O Home Collection Co., Ltd. Class A	81,800	375,798
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	166,812	643,859
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	330,600	201,136
Daqin Railway Co., Ltd. Class A	129,700	129,191
Daqo New Energy Corp. ADR (a)	10,257	761,480
DaShenLin Pharmaceutical Group Co., Ltd. Class A	30,595	351,587
Datang International Power Generation Co., Ltd. Class H (b)	6,832,000	890,312
Dazhong Transportation Group Co., Ltd. Class B	2,208,150	688,943
Deppon Logistics Co., Ltd. Class A	99,100	189,710
DHC Software Co., Ltd. Class A	134,600	238,434
Digital China Group Co., Ltd. Class A	143,200	493,154
Digital China Information Service Co., Ltd. Class A	103,300	224,789
Do-Fluoride Chemicals Co., Ltd. Class A	94,500	142,263
Dongfang Electric Corp., Ltd. Class A	111,500	139,617
Dongfang Electric Corp., Ltd. Class H	196,600	102,733
Dongfeng Motor Group Co., Ltd. Class H	2,792,000	1,667,898
Dongjiang Environmental Co., Ltd. Class A	248,400	316,661
Double Medical Technology, Inc. Class A	85,800	1,448,139
Eastern Communications Co., Ltd. Class B	318,300	135,914
Easysight Supply Chain Management Co., Ltd. Class A (a)	130,700	216,731
E-Commodities Holdings, Ltd.	6,500	164
Everbright Securities Co., Ltd. Class A	103,100	234,273
Fang Holdings, Ltd. (a)(b)	2,937	33,273
Fanhua, Inc. ADR (b)	32,767	655,668
Fantasia Holdings Group Co., Ltd. (b)	1,564,500	292,696
Far East Horizon, Ltd.	2,198,000	1,866,065
FAW Jiefang Group Co., Ltd.	205,500	312,273

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Fiberhome Telecommunication Technologies Co., Ltd. Class A	30,400	$124,348
First Capital Securities Co., Ltd. Class A	196,900	192,784
First Tractor Co., Ltd. Class A (a)	126,700	165,641
Flat Glass Group Co., Ltd. Class A	3,700	9,842
Focus Media Information Technology Co., Ltd. Class A	217,900	171,724
Foshan Haitian Flavouring & Food Co., Ltd. Class A	127,000	2,235,337
Founder Securities Co., Ltd. Class A	240,600	241,017
Foxconn Industrial Internet Co., Ltd. Class A	95,200	204,065
Fufeng Group, Ltd.	71,000	22,627
Fujian Aonong Biological Technology Group, Inc., Ltd. Class A	92,300	305,196
Fujian Longking Co., Ltd. Class A	107,900	134,345
Fujian Star-net Communication Co., Ltd. Class A	135,100	675,333
Fujian Sunner Development Co., Ltd. Class A	93,400	383,234
Fuyao Glass Industry Group Co., Ltd. Class A	33,100	97,739
G-bits Network Technology Xiamen Co., Ltd. Class A	14,600	1,134,102
GCI Science & Technology Co., Ltd. Class A	236,181	439,430
GDS Holdings, Ltd. ADR (a)	28,381	2,260,830
Geely Automobile Holdings, Ltd.	2,786,000	4,385,449
Gemdale Corp. Class A	103,300	200,235
Genertec Universal Medical Group Co., Ltd. (c)	572,600	345,756
Genimous Technology Co., Ltd. Class A	388,300	469,185
Genscript Biotech Corp. (a)(b)	320,000	658,130
Getein Biotech, Inc. Class A	115,116	656,223
GF Securities Co., Ltd. Class H	1,363,800	1,460,501
Giant Network Group Co., Ltd. Class A	224,700	553,186
Global Bio-Chem Technology Group Co., Ltd. (a)	1,096,000	17,959
Global Top E-Commerce Co., Ltd. Class A	258,000	236,910
Glodon Co., Ltd. Class A	121,200	1,195,238
GoerTek, Inc. Class A	221,700	920,960
Goldpac Group, Ltd.	64,000	11,478
GOME Retail Holdings, Ltd. (a)(b)	9,038,000	1,504,302
Goodbaby International Holdings, Ltd. (a)	67,000	7,521
Security Description	Shares	Value
Grand Baoxin Auto Group, Ltd. (a)	3,158	$477
Grandjoy Holdings Group Co., Ltd. Class A	162,000	116,668
Great Wall Motor Co., Ltd. Class H (b)	2,834,250	1,769,932
Greattown Holdings, Ltd. Class A	225,400	189,753
Greatview Aseptic Packaging Co., Ltd.	10,000	3,535
Gree Electric Appliances, Inc. of Zhuhai Class A	301,287	2,411,490
Gree Real Estate Co., Ltd. Class A (a)	235,200	386,357
Greentown China Holdings, Ltd.	563,500	562,740
Gridsum Holding, Inc. ADR (a)(b)	37,449	26,739
Grinm Advanced Materials Co., Ltd. Class A	103,500	204,576
GSX Techedu, Inc. ADR (a)(b)	9,945	596,601
Guangdong Electric Power Development Co., Ltd. Class B	1,706,240	440,294
Guangdong Ellington Electronics Technology Co., Ltd. Class A	97,500	143,882
Guangdong Golden Dragon Development, Inc. Class A (a)	119,200	210,817
Guangdong Haid Group Co., Ltd. Class A	89,000	599,273
Guangdong Hongda Blasting Co., Ltd. Class A	91,100	449,845
Guangdong Hotata Technology Group Co., Ltd. Class A	93,100	179,805
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (a)	508,400	401,383
Guangdong Provincial Expressway Development Co., Ltd. Class B	224,800	131,102
Guangdong Shenglu Telecommunication Tech Co., Ltd. Class A	314,200	317,856
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	207,300	1,069,973
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	110,400	268,043
Guangshen Railway Co., Ltd. Class H	4,554,000	851,989
Guangxi Guidong Electric Power Co., Ltd. Class A	595,034	323,290
Guangxi Guiguan Electric Power Co., Ltd. Class A	227,300	136,359
Guangxi Liuzhou Pharmaceutical Co., Ltd. Class A	199,640	648,260
Guangzhou Automobile Group Co., Ltd. Class H	2,676,090	1,930,126

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Guangzhou Baiyun International Airport Co., Ltd. Class A	100,400	$216,490
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	112,400	514,151
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	6,000	15,142
Guangzhou Haige Communications Group, Inc. Co. Class A	249,500	456,797
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	3,700	46,854
Guangzhou R&F Properties Co., Ltd. Class H	1,842,118	2,143,863
Guangzhou Restaurant Group Co., Ltd. Class A	107,200	493,247
Guangzhou Tinci Materials Technology Co., Ltd. Class A	92,000	439,840
Guangzhou Yuexiu Financial Holdings Group Co., Ltd. Class A	252,100	415,901
Guangzhou Zhujiang Brewery Co., Ltd. Class A	222,400	315,298
Guizhou Broadcasting & TV Information Network Co., Ltd. Class A	196,300	198,029
Guizhou Xinbang Pharmaceutical Co., Ltd. Class A (a)	233,100	150,392
Guocheng Mining Co., Ltd. Class A (a)	115,600	303,076
Guodian Technology & Environment Group Corp., Ltd. Class H (a)	73,000	1,837
Guomai Technologies, Inc. Class A	222,900	279,108
Guosen Securities Co., Ltd. Class A	351,700	562,302
Guosheng Financial Holding, Inc. Class A (a)	122,000	157,943
Guotai Junan Securities Co., Ltd. Class A	248,800	607,589
Guoyuan Securities Co., Ltd. Class A	117,200	139,292
Haichang Ocean Park Holdings, Ltd. (a)(c)	973,000	57,749
Haidilao International Holding, Ltd. (b)(c)	87,000	367,063
Haier Smart Home Co., Ltd. Class A	125,800	315,045
Hailir Pesticides and Chemicals Group Co., Ltd. Class A	48,160	141,869
Hainan Meilan International Airport Co., Ltd. Class H (a)	65,000	91,079
Haisco Pharmaceutical Group Co., Ltd. Class A	120,200	452,552
Security Description	Shares	Value
Haitian International Holdings, Ltd.	5,000	$10,154
Haitong Securities Co., Ltd. Class A	223,700	398,167
Haitong Securities Co., Ltd. Class H	2,246,400	1,814,406
Hang Zhou Great Star Industrial Co., Ltd. Class A	251,600	422,908
Hangjin Technology Co., Ltd. Class A	110,400	348,800
Hangzhou First Applied Material Co., Ltd. Class A	107,760	760,964
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	431,900	1,854,645
Hangzhou Robam Appliances Co., Ltd. Class A	34,200	150,538
Hangzhou Silan Microelectronics Co., Ltd. Class A	84,400	175,302
Hangzhou Steam Turbine Co., Ltd. Class B	577,320	595,164
Hansoh Pharmaceutical Group Co., Ltd. (a)(c)	120,000	565,128
Harbin Boshi Automation Co., Ltd. Class A	478,620	863,415
Harbin Electric Co., Ltd. Class H (a)	2,170,000	845,551
Harbin Gloria Pharmaceuticals Co., Ltd. Class A (a)	324,100	148,115
Health & Happiness H&H International Holdings, Ltd.	5,000	22,612
Hefei Meiya Optoelectronic Technology, Inc. Class A	99,400	739,760
Henan Lingrui Pharmaceutical Co. Class A	250,500	331,389
Hengan International Group Co., Ltd.	571,000	4,471,960
Hengli Petrochemical Co., Ltd. Class A	297,700	589,693
Hisense Home Appliances Group Co., Ltd. Class A	316,900	545,224
Holitech Technology Co., Ltd. Class A	213,300	158,441
Hongda Xingye Co., Ltd. Class A	315,700	161,250
Hongfa Technology Co., Ltd. Class A	29,900	169,727
Honghua Group, Ltd. (a)	14,000	437
Honworld Group, Ltd. (c)	35,000	10,748
Hopson Development Holdings, Ltd.	26,000	27,038
Hua Hong Semiconductor, Ltd. (a)(b)(c)	103,000	357,489
Huaan Securities Co., Ltd. Class A	342,000	330,496
Huadian Fuxin Energy Corp., Ltd. Class H	128,000	40,958
Huadian Power International Corp., Ltd. Class H	2,409,308	693,219

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Huadong Medicine Co., Ltd. Class A	34,200	$122,424
Huafu Fashion Co., Ltd. Class A	135,500	119,439
Huagong Tech Co., Ltd. Class A	79,000	273,067
Hualan Biological Engineering, Inc. Class A	176,627	1,252,277
Huaneng Lancang River Hydropower, Inc. Class A	25,900	13,889
Huaneng Power International, Inc. Class H	4,554,000	1,709,854
Huangshan Tourism Development Co., Ltd. Class B	795,682	501,280
Huangshi Dongbei Electrical Appliance Co., Ltd. Class B	390,400	960,774
Huatai Securities Co., Ltd. Class A	344,900	917,423
Huatai Securities Co., Ltd. Class H (c)	667,000	1,061,974
Huawen Media Group Class A (a)	337,900	196,972
Huaxi Securities Co., Ltd. Class A	251,200	377,808
Huaxin Cement Co., Ltd. Class B	310,700	565,474
Huayu Automotive Systems Co., Ltd. Class A	106,861	314,335
Huazhu Group, Ltd. ADR (b)	48,186	1,688,919
Hubei Biocause Pharmaceutical Co., Ltd. Class A	357,900	263,826
Hubei Kaile Science & Technology Co., Ltd. Class A	145,500	278,329
Huizhou Desay Sv Automotive Co., Ltd. Class A	99,700	865,141
Hunan Dakang International Food & Agriculture Co., Ltd. Class A (a)	626,800	199,540
Hunan Gold Corp., Ltd. Class A	114,700	127,882
Hunan New Wellful Co., Ltd. Class A	218,700	285,298
Hundsun Technologies, Inc. Class A	116,910	1,781,501
HUYA, Inc. ADR (a)(b)	6,641	123,987
Hytera Communications Corp., Ltd. Class A (a)	367,300	394,441
Iflytek Co., Ltd. Class A	138,300	732,421
Industrial & Commercial Bank of China, Ltd. Class H	61,775,590	37,461,731
Industrial Bank Co., Ltd. Class A	703,400	1,570,465
Industrial Securities Co., Ltd. Class A	357,200	346,195
INESA Intelligent Tech, Inc. Class B	2,208,600	1,053,502
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd. Class A	767,900	267,275
Security Description	Shares	Value
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	131,700	$580,074
Inner Mongolia Yitai Coal Co., Ltd. Class B	453,136	293,632
Innovent Biologics, Inc. (a)(c)	422,500	3,134,495
Inspur Electronic Information Industry Co., Ltd. Class A	32,816	181,915
Inspur Software Co., Ltd. Class A	93,000	243,430
iQIYI, Inc. ADR (a)(b)	98,651	2,287,717
IReader Technology Co., Ltd. Class A	87,400	471,517
Jack Sewing Machine Co., Ltd. Class A	35,040	108,574
Jason Furniture Hangzhou Co., Ltd. Class A	98,800	629,194
JC Finance & Tax Interconnect Holdings, Ltd. Class A (a)	109,000	188,767
JD.com, Inc. ADR (a)	587,761	35,371,457
Jiajiayue Group Co., Ltd. Class A	130,200	907,453
Jiangling Motors Corp., Ltd. Class A	85,800	150,167
Jiangnan Group, Ltd.	201,000	7,910
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	137,700	146,316
Jiangsu Eastern Shenghong Co., Ltd. Class A	349,900	275,256
Jiangsu Etern Co., Ltd. Class A	435,800	260,207
Jiangsu Expressway Co., Ltd. Class H	2,410,000	2,823,423
Jiangsu Hengli Hydraulic Co., Ltd. Class A	58,886	668,198
Jiangsu Hengrui Medicine Co., Ltd. Class A	257,864	3,367,528
Jiangsu Huaxicun Co., Ltd. Class A	213,700	377,949
Jiangsu Kanion Pharmaceutical Co., Ltd. Class A	147,200	289,912
Jiangsu King's Luck Brewery JSC, Ltd. Class A	33,100	186,346
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	28,900	429,917
Jiangsu Yangnong Chemical Co., Ltd. Class A	14,500	169,255
Jiangsu Yoke Technology Co., Ltd. Class A	103,000	760,286
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	169,378	872,323
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	134,800	169,746
Jiangxi Copper Co., Ltd. Class H	1,140,000	1,148,759
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	99,200	217,411

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Jiangxi Zhengbang Technology Co., Ltd. Class A	209,400	$517,889
Jiayou International Logistics Co., Ltd. Class A	312,899	955,819
Jilin Zixin Pharmaceutical Industrial Co., Ltd. Class A (a)	120,900	75,950
Jinke Properties Group Co., Ltd. Class A	576,630	665,742
JinkoSolar Holding Co., Ltd. ADR (a)(b)	12,459	220,649
Jinyu Bio-Technology Co., Ltd. Class A	204,300	804,742
Jinyuan EP Co., Ltd. Class A	139,700	199,042
JiuGui Liquor Co., Ltd. Class A	22,500	243,568
Joinn Laboratories China Co., Ltd. Class A	48,800	725,881
Jointown Pharmaceutical Group Co., Ltd. Class A	237,000	624,377
Joy City Property, Ltd.	2,258,000	145,669
Joyoung Co., Ltd. Class A	202,256	1,066,546
JOYY, Inc. ADR (a)	22,786	2,017,700
Juewei Food Co., Ltd. Class A	19,000	190,168
Kama Co., Ltd. Class B (a)	858,400	363,962
KingClean Electric Co., Ltd. Class A	32,600	114,805
Kingdee International Software Group Co., Ltd.	2,135,000	4,963,931
Kingsoft Corp., Ltd. (b)	331,000	1,539,594
Konka Group Co., Ltd. Class B	11,176,363	3,331,084
Koolearn Technology Holding, Ltd. (a)(b)(c)	58,500	234,741
KPC Pharmaceuticals, Inc. Class A	114,100	157,563
Kuang-Chi Technologies Co., Ltd. Class A (a)	116,000	118,991
Kunlun Energy Co., Ltd.	4,612,622	2,987,615
Kunwu Jiuding Investment Holdings Co., Ltd. Class A (a)	88,500	373,646
Kweichow Moutai Co., Ltd. Class A	65,500	13,557,163
KWG Group Holdings, Ltd.	1,149,668	1,931,330
Lao Feng Xiang Co., Ltd. Class A	27,600	188,185
Lao Feng Xiang Co., Ltd. Class B	120,130	366,997
Laobaixing Pharmacy Chain JSC Class A	19,000	268,934
Lenovo Group, Ltd.	6,201,220	3,432,476
Leo Group Co., Ltd. Class A	1,193,000	651,548
LexinFintech Holdings, Ltd. ADR (a)(b)	19,098	203,203
Leyou Technologies Holdings, Ltd. (a)	425,000	139,831
Li Ning Co., Ltd.	1,702,333	5,403,221
Lianhua Supermarket Holdings Co., Ltd. Class H (a)	13,000	2,382
Security Description	Shares	Value
Liaoning Wellhope Agri-Tech JSC, Ltd. Class A	180,000	$379,470
Lifetech Scientific Corp. (a)	2,118,000	666,790
Lingyi iTech Guangdong Co. Class A (a)	434,900	654,096
Link Motion, Inc. ADR (a)(d)	16,509	—
Lionco Pharmaceutical Group Co., Ltd. Class A	179,400	200,271
Livzon Pharmaceutical Group, Inc. Class H	173,327	874,412
Lomon Billions Group Co., Ltd. Class A	118,500	310,176
Longfor Group Holdings, Ltd. (c)	96,500	458,815
LONGi Green Energy Technology Co., Ltd. Class A	240,500	1,385,952
Luenmei Quantum Co., Ltd. Class A	247,408	501,975
Luthai Textile Co., Ltd. Class B	133,600	79,121
Luxshare Precision Industry Co., Ltd. Class A	474,629	3,448,367
Luye Pharma Group, Ltd. (b)(c)	565,000	345,541
Luzhou Laojiao Co., Ltd. Class A	94,614	1,219,798
Maanshan Iron & Steel Co., Ltd. Class H	1,386,000	371,963
Maoye Commericial Co., Ltd. Class A	467,322	279,028
Markor International Home Furnishings Co., Ltd. Class A (a)	459,600	287,423
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	229,160	467,220
Meitu, Inc. (a)(c)	330,000	64,719
Meituan Dianping Class B (a)	2,305,300	51,130,072
Metallurgical Corp. of China, Ltd. Class H	1,129,000	179,173
Microport Scientific Corp. (b)	275,000	1,107,032
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	23,525	346,230
Ming Yang Smart Energy Group, Ltd. Class A	3,700	6,518
Minth Group, Ltd.	68,000	193,460
MMG, Ltd. (a)	704,000	145,333
MOBI Development Co., Ltd.	1,005,000	101,142
Momo, Inc. ADR	83,334	1,456,678
Montnets Rongxin Technology Group Co., Ltd. Class A (a)	221,500	620,523
Muyuan Foodstuff Co., Ltd. Class A	216,660	2,513,688
MYS Group Co., Ltd. Class A	232,600	143,159
NanJi E-Commerce Co., Ltd. Class A	391,600	1,172,958
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	3,700	33,803

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Nanjing Panda Electronics Co., Ltd. Class A	145,100	$168,140
Nanjing Xinjiekou Department Store Co., Ltd. Class A (a)	99,000	142,034
Nanyang Topsec Technologies Group, Inc. Class A (a)	201,000	755,910
NARI Technology Co., Ltd. Class A	143,700	411,719
National Agricultural Holdings, Ltd. (b)(d)	72,000	—
NAURA Technology Group Co., Ltd. Class A	23,800	575,524
NavInfo Co., Ltd. Class A	131,000	305,640
NetEase, Inc. ADR	48,740	20,927,981
New China Life Insurance Co., Ltd. Class H	567,500	1,900,099
New Hope Liuhe Co., Ltd. Class A	309,000	1,302,847
New Oriental Education & Technology Group, Inc. ADR (a)	92,347	12,026,350
Newater Technology, Inc. (a)(b)	18,871	67,936
Newland Digital Technology Co., Ltd. Class A	291,720	659,571
Ninestar Corp. Class A	26,600	123,859
Ningbo Construction Co., Ltd. Class A	322,500	217,198
Ningbo Jifeng Auto Parts Co., Ltd. Class A	218,600	212,484
Ningbo Xusheng Auto Technology Co., Ltd. Class A	27,200	147,319
Ningbo Yunsheng Co., Ltd. Class A	132,600	106,939
Ningxia Jiaze New Energy Co., Ltd. Class A	272,200	112,458
NIO, Inc. ADR (a)	444,252	3,429,625
Noah Holdings, Ltd. ADR (a)(b)	10,257	261,246
Northeast Securities Co., Ltd. Class A	120,500	144,066
Offcn Education Technology Co., Ltd. Class A	7,400	29,055
OFILM Group Co., Ltd. Class A (a)	111,900	291,159
Oppein Home Group, Inc. Class A	13,300	218,099
Orient Securities Co., Ltd. Class A	232,700	312,451
Ourgame International Holdings, Ltd. (a)	65,000	4,445
Ozner Water International Holding, Ltd. (a)(c)	978,000	18,928
Pacific Online, Ltd. (b)	64,000	9,827
Pacific Securities Co., Ltd. Class A (a)	622,400	279,156
Parkson Retail Group, Ltd. (a)	1,359,634	83,328
PCI-Suntek Technology Co., Ltd. Class A	11,100	14,307
Security Description	Shares	Value
People's Insurance Co. Group of China, Ltd. Class A	336,600	$306,704
People's Insurance Co. Group of China, Ltd. Class H	4,484,000	1,307,516
Perfect World Co., Ltd. Class A	152,600	1,244,507
PetroChina Co., Ltd. Class H	16,998,627	5,636,637
PICC Property & Casualty Co., Ltd. Class H	6,551,307	5,401,345
Pinduoduo, Inc. ADR (a)	219,677	18,857,074
Ping An Bank Co., Ltd. Class A	582,400	1,054,751
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	188,600	2,868,987
Ping An Insurance Group Co. of China, Ltd. Class A	214,600	2,167,937
Ping An Insurance Group Co. of China, Ltd. Class H	3,974,164	39,739,333
Poly Culture Group Corp., Ltd. Class H	7,200	3,995
Poly Developments and Holdings Group Co., Ltd. Class A	373,500	781,059
Poly Property Group Co., Ltd.	1,064,000	319,868
Prosperous Future Holdings, Ltd. (a)	415,000	4,551
PW Medtech Group, Ltd. (a)	68,000	14,477
Qianhe Condiment and Food Co., Ltd. Class A	135,040	603,383
Qingdao Gon Technology Co., Ltd. Class A	102,800	476,638
Qingdao Hanhe Cable Co., Ltd. Class A	580,200	382,545
Raisecom Technology Co., Ltd. Class A	229,100	378,605
Realcan Pharmaceutical Group Co., Ltd. Class A (a)	117,300	88,957
ReneSola, Ltd. ADR (a)(b)	29,091	33,126
Rongan Property Co., Ltd. Class A	427,600	148,225
Rongsheng Petro Chemical Co., Ltd. Class A	228,200	397,136
SAIC Motor Corp., Ltd. Class A	232,800	559,622
Sailun Group Co., Ltd. Class A	695,000	347,119
Sanan Optoelectronics Co., Ltd. Class A	95,100	336,387
Sany Heavy Industry Co., Ltd. Class A	431,500	1,145,335
SDIC Capital Co., Ltd. Class A	359,885	648,203
SDIC Power Holdings Co., Ltd. Class A	220,900	245,661
Sealand Securities Co., Ltd. Class A	705,540	433,242
Seazen Group, Ltd.	90,000	78,150
Seazen Holdings Co., Ltd. Class A	31,600	139,674
Semiconductor Manufacturing International Corp. (a)(b)	2,247,900	7,830,939
SF Holding Co., Ltd. Class A	112,900	873,776
Shaan Xi Provincial Natural Gas Co., Ltd. Class A	130,900	113,162

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Shaanxi International Trust Co., Ltd. Class A	476,200	$249,967
Shandong Airlines Co., Ltd. Class B	5,800	4,744
Shandong Chenming Paper Holdings, Ltd. Class B	317,900	110,746
Shandong Gold Mining Co., Ltd. Class A	229,700	1,190,140
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A (a)	199,900	550,395
Shandong Humon Smelting Co., Ltd. Class A	94,000	181,809
Shandong Linglong Tyre Co., Ltd. Class A	91,500	261,512
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	792,000	1,761,714
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	257,092	375,394
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A	132,540	286,355
Shanghai 2345 Network Holding Group Co., Ltd. Class A	583,200	231,869
Shanghai AtHub Co., Ltd. Class A	71,700	1,096,335
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	121,700	780,368
Shanghai Baosight Software Co., Ltd. Class A	81,400	680,430
Shanghai Baosight Software Co., Ltd. Class B	593,928	1,373,162
Shanghai Belling Co., Ltd. Class A	92,500	227,463
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	1,713,020	678,356
Shanghai Daimay Automotive Interior Co., Ltd. Class A	103,400	471,812
Shanghai Dazhong Public Utilities Group Co., Ltd. Class A	354,700	228,847
Shanghai Diesel Engine Co., Ltd. Class B	326,740	107,497
Shanghai East China Computer Co., Ltd. Class A	93,500	324,245
Shanghai Electric Group Co., Ltd. Class H (a)	4,572,077	1,297,805
Shanghai Environment Group Co., Ltd. Class A	103,700	176,067
Shanghai Fengyuzhu Culture and Technology Co., Ltd. Class A	91,700	252,612
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	138,300	662,368
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	33,500	111,948
Security Description	Shares	Value
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)	16,000	$18,869
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	8,000	5,460
Shanghai Greencourt Investment Group Co., Ltd. Class B (a)	1,087,548	286,025
Shanghai Huayi Group Co., Ltd. Class B	226,600	87,921
Shanghai Industrial Development Co., Ltd. Class A	294,400	212,852
Shanghai Industrial Urban Development Group, Ltd.	26,000	2,986
Shanghai International Airport Co., Ltd. Class A	100,200	1,021,742
Shanghai International Port Group Co., Ltd. Class A	810,600	481,698
Shanghai Jin Jiang Capital Co., Ltd. Class H	28,000	4,949
Shanghai Jinjiang International Hotels Co., Ltd. Class B	249,300	324,090
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	944,674	636,710
Shanghai Jinjiang International Travel Co., Ltd. Class B	481,400	665,295
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	808,166	764,525
Shanghai Lingang Holdings Corp., Ltd. Class B	208,700	248,144
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	1,952,272	1,005,420
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	92,400	146,554
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	550,068	426,303
Shanghai M&G Stationery, Inc. Class A	103,081	796,325
Shanghai Maling Aquarius Co., Ltd. Class A	117,300	157,501
Shanghai Moons' Electric Co., Ltd. Class A	229,316	423,088
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	209,500	544,814
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	227,800	382,682
Shanghai Phoenix Enterprise Group Co., Ltd. Class B (a)	1,230,680	492,272
Shanghai Prime Machinery Co., Ltd. Class H	136,000	9,476
Shanghai Pudong Development Bank Co., Ltd. Class A	849,900	1,272,250
Shanghai RAAS Blood Products Co., Ltd. Class A (a)	322,400	385,908

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Shanghai Runda Medical Technology Co., Ltd. Class A	139,500	$262,904
Shanghai Shenda Co., Ltd. Class A	218,700	155,026
Shanghai Shibei Hi-Tech Co., Ltd. Class B	430,000	168,560
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	82,900	165,853
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class B	111,200	99,524
Shanghai Wanye Enterprises Co., Ltd. Class A	103,000	342,471
Shanghai Weaver Network Co., Ltd. Class A	112,800	1,233,055
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	321,388	402,886
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	96,000	276,682
Shanghai Zijiang Enterprise Group Co., Ltd. Class A	452,900	274,902
Shanxi Meijin Energy Co., Ltd. Class A (a)	219,700	194,591
Shanxi Securities Co., Ltd. Class A	160,030	148,081
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	31,200	640,091
Shengda Mining Co., Ltd. Class A	100,500	167,079
Shengjing Bank Co., Ltd. Class H (a)(c)	541,300	495,872
Shengyi Technology Co., Ltd. Class A	223,900	927,247
Shennan Circuits Co., Ltd. Class A	23,660	560,790
Shenwan Hongyuan Group Co., Ltd. Class A	465,000	332,249
Shenzhen Agricultural Products Group Co., Ltd. Class A	436,200	457,323
Shenzhen Das Intellitech Co., Ltd. Class A	821,137	450,782
Shenzhen Desay Battery Technology Co. Class A	32,600	226,059
Shenzhen Expressway Co., Ltd. Class H	2,248,482	2,274,461
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	313,100	568,367
Shenzhen Gongjin Electronics Co., Ltd. Class A	237,600	399,712
Shenzhen Goodix Technology Co., Ltd. Class A	19,400	611,830
Shenzhen H&T Intelligent Control Co., Ltd. Class A	221,200	507,326
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	133,000	471,199
Shenzhen Heungkong Holding Co., Ltd. Class A	563,300	157,009
Security Description	Shares	Value
Shenzhen Investment, Ltd.	2,183,643	$690,273
Shenzhen Jinjia Group Co., Ltd. Class A	204,500	257,804
Shenzhen Kaifa Technology Co., Ltd. Class A	137,100	423,458
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A (a)	117,900	323,619
Shenzhen Kinwong Electronic Co., Ltd. Class A	21,420	106,649
Shenzhen Megmeet Electrical Co., Ltd. Class A	103,900	381,039
Shenzhen MTC Co., Ltd. Class A (a)	1,188,200	832,173
Shenzhen Nanshan Power Co., Ltd. Class B	1,154,471	571,989
Shenzhen Neptunus Bioengineering Co., Ltd. Class A	924,562	548,111
Shenzhen SDG Information Co., Ltd. Class A	194,300	267,213
Shenzhen SEG Co., Ltd. Class B	436,085	123,785
Shenzhen Sunlord Electronics Co., Ltd. Class A	91,200	321,947
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	35,400	101,325
Shenzhen Tagen Group Co., Ltd. Class A	219,200	214,308
Shenzhen Tellus Holding Co., Ltd. Class A	33,000	85,585
Shenzhen YUTO Packaging Technology Co., Ltd. Class A	34,400	133,896
Shenzhou International Group Holdings, Ltd.	252,800	3,046,471
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (a)	242,000	357,466
Shinva Medical Instrument Co., Ltd. Class A	179,800	395,839
Shoucheng Holdings, Ltd.	720,400	142,213
Sichuan Hebang Biotechnology Co., Ltd. Class A (a)	726,300	135,647
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	26,500	78,738
Sichuan Swellfun Co., Ltd. Class A	16,500	145,722
Sieyuan Electric Co., Ltd. Class A	106,900	309,458
Silergy Corp.	18,656	1,214,036
Silver Grant International Industries, Ltd. (a)	142,000	17,772
SINA Corp. (a)	67,856	2,436,709
Sinofert Holdings, Ltd.	130,000	11,574
Sinoma Science & Technology Co., Ltd. Class A	370,900	813,406
SinoMedia Holding, Ltd. (b)	65,000	7,716
Sino-Ocean Group Holding, Ltd.	4,541,980	1,090,012
Sinopec Oilfield Service Corp. Class H (a)	148,000	9,548

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Sinopec Shanghai Petrochemical Co., Ltd. Class H	4,552,600	$1,092,561
Sinopharm Group Co., Ltd. Class H	882,400	2,258,813
Sino-Platinum Metals Co., Ltd. Class A	87,400	368,631
Sinosoft Technology Group, Ltd. (a)	1,049,600	151,675
Sinotrans, Ltd. Class H	5,618,300	1,138,093
Sinotruk Hong Kong, Ltd.	110,500	285,858
Sinovac Biotech, Ltd. (a)(b)	63,289	409,480
SITC International Holdings Co., Ltd.	69,000	73,625
Skshu Paint Co., Ltd. Class A	112,280	1,465,029
Skyworth Digital Co., Ltd. Class A	315,200	538,731
SOHO China, Ltd. (a)	528,000	185,300
SooChow Securities Co., Ltd. Class A	157,330	181,644
Sou Yu Te Group Co., Ltd. Class A (a)	464,100	184,517
Southwest Securities Co., Ltd. Class A	495,900	322,052
SPT Energy Group, Inc. (a)	20,000	826
STO Express Co., Ltd. Class A	122,579	284,606
Suli Co., Ltd. Class A	229,980	577,899
Sunac China Holdings, Ltd.	1,246,000	5,216,820
Suning Universal Co., Ltd. Class A	322,300	140,909
Suning.com Co., Ltd. Class A	248,500	308,351
Sunny Optical Technology Group Co., Ltd.	435,100	6,961,196
Sunward Intelligent Equipment Co., Ltd. Class A	208,000	175,694
Suofeiya Home Collection Co., Ltd. Class A	81,300	278,026
Suzhou Anjie Technology Co., Ltd. Class A (a)	110,700	390,001
Suzhou Chunxing Precision Mechanical Co., Ltd. Class A (a)	139,000	140,028
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	132,400	561,053
Suzhou Keda Technology Co., Ltd. Class A	240,167	311,603
Synertone Communication Corp. (a)	10,880	716
Taiji Computer Corp., Ltd. Class A	85,900	530,999
TAL Education Group ADR (a)	225,082	15,391,107
Tangrenshen Group Co., Ltd. Class A	220,000	296,332
Tangshan Jidong Cement Co., Ltd. Class A	126,900	287,995
TCL Electronics Holdings, Ltd.	52,000	25,428
TCL Technology Group Corp Class A	793,900	696,428
Security Description	Shares	Value
Tech-Bank Food Co., Ltd. Class A (a)	217,900	$396,168
Tecon Biology Co., Ltd. Class A	236,000	537,597
Tencent Holdings, Ltd.	3,676,956	236,545,009
Tencent Music Entertainment Group ADR (a)	80,550	1,084,203
Tian Ge Interactive Holdings, Ltd. (a)(b)(c)	70,000	9,212
Tianfeng Securities Co., Ltd. Class A	457,530	392,293
Tiangong International Co., Ltd.	138,000	44,514
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	3,700	20,092
Tianjin Capital Environmental Protection Group Co., Ltd. Class A	131,700	123,729
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	211,100	670,837
Tianma Microelectronics Co., Ltd. Class A	92,600	201,243
Tianneng Power International, Ltd. (b)	130,000	221,406
Tingyi Cayman Islands Holding Corp.	2,108,000	3,269,250
Titan Wind Energy Suzhou Co., Ltd. Class A	466,100	394,366
Tong Ren Tang Technologies Co., Ltd. Class H	10,000	7,600
Tongding Interconnection Information Co., Ltd. Class A	211,242	153,027
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	82,600	203,702
Tongwei Co., Ltd. Class A	256,800	631,486
Tongyu Communication, Inc. Class A	107,063	372,340
Topchoice Medical Corp. Class A (a)	29,500	696,079
Transfar Zhilian Co., Ltd. Class A	129,700	99,829
TravelSky Technology, Ltd. Class H	1,379,427	2,427,651
Trigiant Group, Ltd. (a)	22,000	3,321
Trip.com Group, Ltd. ADR (a)	278,189	7,210,659
Tsingtao Brewery Co., Ltd. Class A	194,900	2,109,561
UE Furniture Co., Ltd. Class A	361,787	576,894
Unigroup Guoxin Microelectronics Co., Ltd. Class A	22,800	234,686
Uni-President China Holdings, Ltd.	72,000	71,717
Unisplendour Corp., Ltd. Class A	101,340	616,263
Universal Health International Group Holding, Ltd. (a)	69,000	401

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Universal Scientific Industrial Shanghai Co., Ltd. Class A	121,900	$376,682
Uxin, Ltd. ADR (a)(b)	38,040	54,397
V1 Group, Ltd. (a)	2,106,200	59,514
Valiant Co., Ltd. Class A	232,500	564,823
Vatti Corp., Ltd. Class A	115,300	165,256
Venustech Group, Inc. Class A	165,475	984,972
Vipshop Holdings, Ltd. ADR (a)	237,726	4,733,125
Visionox Technology, Inc. Class A (a)	96,000	193,963
Visual China Group Co., Ltd. Class A	124,700	328,522
Wangneng Environment Co., Ltd. Class A	107,410	265,039
Wanhua Chemical Group Co., Ltd. Class A	115,000	813,392
Want Want China Holdings, Ltd.	6,757,000	5,100,149
Wasu Media Holding Co., Ltd. Class A	195,700	299,873
Weibo Corp. ADR (a)(b)	26,064	875,750
Weichai Power Co., Ltd. Class A	1,250,363	2,427,219
Weimob, Inc. (a)(b)(c)	844,000	1,059,567
West China Cement, Ltd.	2,138,000	388,955
Westone Information Industry, Inc. Class A	27,100	81,824
Wisdom Sports Group	75,000	1,055
Wolong Electric Group Co., Ltd. Class A	119,800	190,521
Wuhan DDMC Culture Co., Ltd. Class A	98,700	113,953
Wuhan Guide Infrared Co., Ltd. Class A	232,410	962,819
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	235,830	1,561,578
Wuliangye Yibin Co., Ltd. Class A	214,100	5,183,657
WUS Printed Circuit Kunshan Co., Ltd. Class A	130,800	462,295
WuXi AppTec Co., Ltd. Class A	158,180	2,161,959
Wuxi Biologics Cayman, Inc. (a)(c)	237,500	4,345,232
XD, Inc. (a)	27,800	106,889
Xiamen Goldenhome Co., Ltd. Class A	32,200	214,948
Xiamen International Port Co., Ltd. Class H	26,000	2,113
Xiamen Kingdomway Group Co. Class A	93,700	344,162
Xiangpiaopiao Food Co., Ltd. Class A	3,700	15,763
Xiaomi Corp. Class B (a)(c)	8,066,200	13,363,096
Xilinmen Furniture Co., Ltd. Class A (a)	103,400	156,978
Xinchen China Power Holdings, Ltd. (a)(b)	657,000	25,431
Security Description	Shares	Value
Xinhua Winshare Publishing and Media Co., Ltd. Class A	149,320	$214,861
Xinhuanet Co., Ltd. Class A	73,800	233,479
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	458,300	646,493
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	16,260	13,930
Xinjiang Tianshan Cement Co., Ltd. Class A	112,700	240,780
Xinyangfeng Agricultural Technology Co., Ltd. Class A	259,800	324,945
Xinyi Solar Holdings, Ltd.	2,374,145	2,248,415
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (b)(c)	6,500	11,943
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	296,112	877,726
Yantai Eddie Precision Machinery Co., Ltd. Class A	185,278	1,373,643
Yantai Tayho Advanced Materials Co., Ltd. Class A (a)	205,400	395,238
Yanzhou Coal Mining Co., Ltd. Class H	1,964,000	1,467,213
Yestar Healthcare Holdings Co., Ltd. (a)	22,500	3,455
YGSOFT, Inc. Class A	345,906	618,131
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b)(c)	74,000	151,238
Yifeng Pharmacy Chain Co., Ltd. Class A	47,480	611,323
Yihai International Holding, Ltd.	118,000	1,209,620
Yijiahe Technology Co., Ltd. Class A	15,372	190,874
Yingli Green Energy Holding Co., Ltd. ADR (a)	17,337	2,739
Yixintang Pharmaceutical Group Co., Ltd. Class A	33,900	177,996
Yonghui Superstores Co., Ltd. Class A	440,200	584,214
Yonyou Network Technology Co., Ltd. Class A	272,670	1,701,354
Yotrio Group Co., Ltd. Class A	661,030	372,240
Youzu Interactive Co., Ltd. Class A (a)	142,500	525,825
YTO Express Group Co., Ltd. Class A	227,600	468,870
Yum China Holdings, Inc.	218,418	10,499,353
Yunda Holding Co., Ltd. Class A	253,488	876,910
Yunnan Baiyao Group Co., Ltd. Class A	19,400	257,496
Yunnan Energy New Material Co., Ltd. Class A	3,700	34,447
Zai Lab, Ltd. ADR (a)	18,485	1,518,173
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	8,300	199,933

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Zhaojin Mining Industry Co., Ltd. Class H	36,500	$42,620
Zhefu Holding Group Co., Ltd. Class A	980,300	536,771
Zhejiang Century Huatong Group Co., Ltd. Class A	112,700	244,128
Zhejiang Chint Electrics Co., Ltd. Class A	32,900	122,658
Zhejiang Communications Technology Co., Ltd.	219,000	160,507
Zhejiang Conba Pharmaceutical Co., Ltd. Class A (a)	177,700	138,283
Zhejiang Crystal-Optech Co., Ltd. Class A	220,900	535,705
Zhejiang Dahua Technology Co., Ltd. Class A	102,200	277,777
Zhejiang Dingli Machinery Co., Ltd. Class A	35,000	375,218
Zhejiang Expressway Co., Ltd. Class H	3,853,862	2,724,895
Zhejiang Hangmin Co., Ltd. Class A	453,375	343,186
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	169,500	189,699
Zhejiang Huafeng Spandex Co., Ltd. Class A	917,200	657,947
Zhejiang Jiahua Energy Chemical Industry Co., Ltd. Class A	99,100	122,547
Zhejiang Jingu Co., Ltd. Class A (a)	240,300	180,197
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	104,800	158,510
Zhejiang Juhua Co., Ltd. Class A	214,100	208,715
Zhejiang Longsheng Group Co., Ltd. Class A	140,600	254,434
Zhejiang Meida Industrial Co., Ltd. Class A	96,700	154,331
Zhejiang NHU Co., Ltd. Class A	107,000	440,550
Zhejiang Orient Financial Holdings Group Co., Ltd. Class A	243,724	236,905
Zhejiang Satellite Petrochemical Co., Ltd. Class A	103,600	238,488
Zhejiang Semir Garment Co., Ltd. Class A	116,600	116,307
Zhejiang Supor Co., Ltd. Class A	24,277	243,878
Zhejiang Weiming Environment Protection Co., Ltd. Class A	180,570	592,724
Zhejiang Weixing New Building Materials Co., Ltd. Class A	89,800	147,766
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	128,800	306,886
Zhejiang Yankon Group Co., Ltd. Class A	465,600	233,862
Security Description	Shares	Value
Zhejiang Yasha Decoration Co., Ltd. Class A	749,225	$1,083,383
Zhejiang Yongtai Technology Co., Ltd. Class A	220,039	381,688
Zheshang Securities Co., Ltd. Class A	113,400	159,003
Zhongjin Gold Corp., Ltd. Class A	115,400	149,235
Zhuzhou CRRC Times Electric Co., Ltd. Class H	565,200	1,436,619
Zijin Mining Group Co., Ltd. Class H	6,745,000	3,141,682
ZJBC Information Technology Co., Ltd. Class A	199,100	252,687
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	1,011,900	920,592
ZTE Corp. Class H	924,745	2,827,766
ZTO Express Cayman, Inc. ADR	197,739	7,258,999
		1,523,020,812
COLOMBIA — 0.3%
Banco Davivienda SA Preference Shares	201,848	1,511,453
Banco de Bogota SA	37,442	605,996
Bancolombia SA ADR	67,817	1,784,265
Bancolombia SA	187,501	1,203,447
Bolsa de Valores de Colombia	161,747	462,841
Celsia SA ESP	98,761	108,684
Cementos Argos SA	135,690	123,378
Cementos Argos SA Preference Shares	152,388	121,445
Cemex Latam Holdings SA (a)	22,914	9,314
Constructora Conconcreto SA (a)	135,265	12,950
Corp. Financiera Colombiana SA (a)	67,739	503,249
Ecopetrol SA	1,805,385	1,001,844
Empresa de Telecomunicaciones de Bogota (a)	3,263,632	185,906
Grupo Argos SA Preference Shares	147,811	302,399
Grupo Argos SA	48,001	127,086
Grupo Aval Acciones y Valores SA	2,278,571	569,753
Grupo de Inversiones Suramericana SA Preference Shares	74,029	314,387
Grupo de Inversiones Suramericana SA	73,614	366,960
Grupo Nutresa SA	68,597	383,410
Interconexion Electrica SA ESP	273,624	1,375,701
		11,074,468
CZECH REPUBLIC — 0.2%
CEZ A/S (b)	246,431	5,256,640
Komercni banka A/S (a)	130,199	3,024,278
		8,280,918

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
EGYPT — 0.2%
Commercial International Bank Egypt SAE	1,713,004	$6,849,893
Egypt Kuwait Holding Co. SAE	919,296	1,014,903
Egyptian Financial Group-Hermes Holding Co.	1,275,609	1,105,686
Orascom Investment Holding (a)	102,728	2,476
Qalaa Holdings SAE (a)	688,628	59,135
		9,032,093
GREECE — 0.2%
Alpha Bank AE (a)	536,274	398,733
Diana Shipping, Inc. (a)	4,959	7,438
Ellaktor SA (a)	369	443
Eurobank Ergasias Services and Holdings SA Class A (a)	2,198,260	1,007,342
FF Group (a)(d)	5,627	3,034
Fourlis Holdings SA	176	840
Frigoglass SAIC (a)	99	13
GEK Terna Holding Real Estate Construction SA (a)	29,325	199,265
Hellenic Exchanges - Athens Stock Exchange SA	151,399	539,039
Hellenic Telecommunications Organization SA	126,498	1,706,336
Holding Co. ADMIE IPTO SA	5,807	14,838
Intralot SA-Integrated Lottery Systems & Services (a)	1,251,060	200,652
JUMBO SA	51,899	932,646
LAMDA Development SA (a)	18,972	127,211
Marfin Investment Group Holdings SA (a)	1,757,576	118,836
Mytilineos SA	181	1,480
National Bank of Greece SA (a)	220,710	309,367
OPAP SA	177,631	1,684,830
Piraeus Bank SA (a)	217,660	383,810
Public Power Corp. SA (a)	35,349	136,973
Safe Bulkers, Inc. (a)	95,049	115,960
Sarantis SA	18,825	173,375
Star Bulk Carriers Corp.	38,228	252,305
Terna Energy SA	215	2,321
		8,317,087
HONG KONG — 2.2%
AGTech Holdings, Ltd. (a)	56,000	2,710
Alibaba Pictures Group, Ltd. (a)(b)	11,252,400	1,495,393
AMVIG Holdings, Ltd.	130,000	23,483
Asian Citrus Holdings, Ltd. (a)(b)(d)	0	—
Bosideng International Holdings, Ltd.	2,096,000	649,046
CA Cultural Technology Group, Ltd.	65,000	16,941
Camsing International Holding, Ltd. (a)(b)(d)	106,000	7,932
Carnival Group International Holdings, Ltd. (a)	680,000	877
Security Description	Shares	Value
Central Wealth Group Holdings, Ltd. (a)	168,000	$412
Chia Tai Enterprises International, Ltd. (a)	2,300	460
China All Access Holdings, Ltd. (a)	28,000	437
China Everbright, Ltd.	24,000	34,744
China Fiber Optic Network System Group, Ltd. (a)(d)	88,800	—
China Financial International Investments, Ltd. (a)	640,000	18,993
China Financial Leasing Group, Ltd. (a)	80,000	1,022
China First Capital Group, Ltd. (a)	682,000	23,759
China Gas Holdings, Ltd.	1,842,800	5,682,628
China High Speed Transmission Equipment Group Co., Ltd. (b)	1,013,000	588,159
China Huishan Dairy Holdings Co., Ltd. (a)(b)(d)	310,600	—
China Jicheng Holdings, Ltd. (a)(c)	117,414	227
China Mobile, Ltd.	3,703,158	24,988,893
China National Culture Group, Ltd. (a)	33,500	393
China NT Pharma Group Co., Ltd. (a)	1,769,600	30,595
China Oil & Gas Group, Ltd.	132,000	4,139
China Public Procurement, Ltd.	6,720	147
China Resources Cement Holdings, Ltd.	332,000	406,516
China Resources Land, Ltd.	2,302,222	8,718,231
China State Construction International Holdings, Ltd.	159,250	92,873
China Vanguard You Champion Holdings, Ltd. (a)	70,000	1,734
Citychamp Watch & Jewellery Group, Ltd. (a)	2,122,000	424,375
Comba Telecom Systems Holdings, Ltd. (b)	146,117	59,575
Concord New Energy Group, Ltd.	120,000	5,032
CP Pokphand Co., Ltd.	4,430,000	382,958
Digital China Holdings, Ltd.	1,070,000	691,663
Essex Bio-technology, Ltd.	1,056,000	748,013
Eternity Investment, Ltd. (a)	40,574	785
Feiyu Technology International Co., Ltd. (a)(c)	19,500	430
First Shanghai Investments, Ltd. (a)	40,000	1,884
Fullshare Holdings, Ltd. (a)	5,197,000	94,546
GCL-Poly Energy Holdings, Ltd. (a)(b)	6,768,000	191,240
Golden Meditech Holdings, Ltd. (a)	44,000	4,542
Ground International Development, Ltd. (a)	3,130,000	23,423

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Guangdong Investment, Ltd.	2,932,229	$5,031,791
Guotai Junan International Holdings, Ltd. (b)	1,167,000	152,078
Haier Electronics Group Co., Ltd.	72,000	217,845
Hengdeli Holdings, Ltd.	13,921,600	592,756
Hi Sun Technology China, Ltd. (a)	225,000	25,257
Huabao International Holdings, Ltd.	1,038,000	455,354
Huayi Tencent Entertainment Co., Ltd. (a)	110,000	1,590
Imperial Pacific International Holdings, Ltd. (a)	21,570,000	102,973
Ju Teng International Holdings, Ltd.	134,500	49,111
Kingboard Holdings, Ltd.	1,006,340	2,609,840
Kingboard Laminates Holdings, Ltd.	567,500	570,396
Lee & Man Paper Manufacturing, Ltd.	76,000	40,793
Life Healthcare Group, Ltd. (a)	88,000	386
Millennium Pacific Group Holdings, Ltd.	23,750	239
Munsun Capital Group, Ltd. (a)	51,111	198
Neo Telemedia, Ltd. (a)	8,000,000	121,799
NetDragon Websoft Holdings, Ltd.	34,500	96,817
New Provenance Everlasting Holdings, Ltd. Class H (a)	5,858,030	9,826
NewOcean Energy Holdings, Ltd. (a)	22,000	2,072
Nine Dragons Paper Holdings, Ltd.	2,199,000	1,988,916
Pou Sheng International Holdings, Ltd. (a)	1,128,000	259,061
Real Nutriceutical Group, Ltd. (a)(d)	199,000	2,568
Shenwan Hongyuan HK, Ltd.	10,000	1,135
Shenzhen International Holdings, Ltd.	621,593	989,679
Shimao Group Holdings, Ltd.	1,150,220	4,867,745
SIM Technology Group, Ltd. (a)	3,856,000	124,380
Sino Biopharmaceutical, Ltd.	4,894,000	9,219,129
Skyworth Group, Ltd. (a)(b)	2,111,225	591,109
Solargiga Energy Holdings, Ltd. (a)	5,391,000	46,603
Solartech International Holdings, Ltd. (a)	1,000,000	6,451
SSY Group, Ltd.	199,740	136,331
Sun Art Retail Group, Ltd.	1,102,500	1,883,387
Suncorp Technologies, Ltd. (a)	273,500	2,753
Tech Pro Technology Development, Ltd. (a)(b)(d)	484,000	2,123
Tibet Water Resources, Ltd. (a)	67,000	4,322
United Laboratories International Holdings, Ltd.	12,000	10,374
Vision Values Holdings, Ltd. (a)	90,000	3,774
Security Description	Shares	Value
Wanda Hotel Development Co., Ltd. (a)	726,000	$25,291
Wasion Holdings, Ltd.	24,000	7,680
WH Group, Ltd. (c)	5,670,500	4,858,056
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (a)	12,250	1,739
Xinyi Glass Holdings, Ltd.	2,242,000	2,748,099
Yip's Chemical Holdings, Ltd.	10,000	2,722
Yuexiu Property Co., Ltd.	8,954,000	1,594,297
Yuexiu Transport Infrastructure, Ltd.	1,258	878
		84,878,933
HUNGARY — 0.4%
MOL Hungarian Oil & Gas PLC (a)	490,223	2,886,253
OTP Bank Nyrt (a)	205,369	7,171,525
Richter Gedeon Nyrt	200,550	4,143,480
		14,201,258
INDIA — 12.1%
Aarti Industries, Ltd.	42,451	523,668
Aavas Financiers, Ltd. (a)	12,607	223,617
Adani Enterprises, Ltd.	142,835	295,588
Adani Gas, Ltd.	132,944	268,692
Adani Green Energy, Ltd. (a)	249,414	1,185,401
Adani Ports & Special Economic Zone, Ltd.	456,303	2,078,342
Adani Power, Ltd. (a)	560,923	267,447
Adani Transmission, Ltd. (a)	158,387	545,831
Aditya Birla Capital, Ltd. GDR (a)	285	239
Aditya Birla Fashion and Retail, Ltd. (a)	150,575	249,882
AIA Engineering, Ltd.	14,634	311,456
Ajanta Pharma, Ltd.	5,353	100,472
Alembic Pharmaceuticals, Ltd.	16,009	193,540
Alkem Laboratories, Ltd.	4,435	139,111
Alok Industries, Ltd. (a)	1,610,642	1,132,726
Ambuja Cements, Ltd.	68,873	176,598
Amtek Auto, Ltd. (a)(d)	25,821	—
Anant Raj, Ltd.	878,249	263,462
APL Apollo Tubes, Ltd.	7,056	145,122
Apollo Hospitals Enterprise, Ltd.	85,058	1,520,660
Ashok Leyland, Ltd.	659,050	409,813
Asian Paints, Ltd.	234,125	5,232,511
Astral Poly Technik, Ltd.	8,908	112,619
AstraZeneca Pharma India, Ltd.	48,023	2,256,460
Atul, Ltd.	6,479	390,510
AU Small Finance Bank, Ltd. (c)	16,600	119,492
Aurobindo Pharma, Ltd.	277,422	2,835,443
Avanti Feeds, Ltd.	24,346	162,675
Avenue Supermarts, Ltd. (a)(c)	56,012	1,718,964
Axis Bank, Ltd.	1,192,839	6,424,422
Azure Power Global, Ltd. (a)	18,880	301,325
Bajaj Auto, Ltd.	47,854	1,791,140

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Bajaj Finance, Ltd.	141,791	$5,316,429
Bajaj Finserv, Ltd.	26,236	2,031,069
Bajaj Hindusthan Sugar, Ltd. (a)	1,248,978	121,583
Bajaj Holdings & Investment, Ltd.	13,794	464,588
Balkrishna Industries, Ltd.	40,478	676,083
Balrampur Chini Mills, Ltd.	686,116	1,218,136
Bandhan Bank, Ltd. (c)	279,501	1,181,990
BASF India, Ltd.	7,029	105,923
Bata India, Ltd.	5,666	98,021
Bayer CropScience, Ltd.	6,408	503,873
Berger Paints India, Ltd.	94,119	615,670
BF Investment, Ltd. (a)	149,914	611,043
Bharat Electronics, Ltd.	159,197	186,915
Bharat Forge, Ltd.	110,032	465,390
Bharat Heavy Electricals, Ltd.	1,659,408	784,608
Bharat Petroleum Corp., Ltd.	316,477	1,567,636
Bharti Airtel, Ltd. (a)	1,694,136	12,561,787
Bharti Infratel, Ltd.	463,055	1,358,432
Biocon, Ltd.	311,825	1,611,085
Birlasoft, Ltd.	169,113	200,350
Bombay Dyeing & Manufacturing Co., Ltd.	45,803	43,890
Bosch, Ltd.	1,146	173,305
Britannia Industries, Ltd.	142,581	6,805,402
Cadila Healthcare, Ltd.	78,284	366,102
Can Fin Homes, Ltd.	77,242	345,628
Caplin Point Laboratories, Ltd.	60,108	248,699
CARE Ratings, Ltd.	19,158	106,429
Castrol India, Ltd.	194,974	324,596
CG Power and Industrial Solutions, Ltd. (a)	399,926	45,287
Chalet Hotels, Ltd. (a)	56,696	98,518
Cholamandalam Investment and Finance Co., Ltd.	204,159	512,130
Cipla, Ltd.	634,495	5,380,334
City Union Bank, Ltd.	57,597	92,532
Coal India, Ltd.	554,268	975,243
Colgate-Palmolive India, Ltd.	22,767	424,169
Container Corp. Of India, Ltd.	65,687	363,566
CORE Education & Technologies, Ltd. (a)(d)	9,253	—
Coromandel International, Ltd.	43,365	434,059
CreditAccess Grameen, Ltd. (a)	28,673	198,328
CRISIL, Ltd.	5,221	111,942
Crompton Greaves Consumer Electricals, Ltd.	94,854	299,812
Cummins India, Ltd.	19,333	100,463
Dabur India, Ltd.	92,474	570,677
DCB Bank, Ltd. (a)	1,580,920	1,585,029
Deepak Nitrite, Ltd.	75,475	474,869
Delta Corp., Ltd.	127,718	146,826
Dewan Housing Finance Corp., Ltd. (a)	513,874	106,513
Dilip Buildcon, Ltd. (c)	14,418	52,093
Dish TV India, Ltd. (a)	211,848	21,745
Dishman Carbogen Amcis, Ltd.	39,724	64,055
Security Description	Shares	Value
Divi's Laboratories, Ltd.	65,453	$1,975,542
Dixon Technologies India, Ltd.	3,688	281,295
DLF, Ltd.	147,862	289,932
Dr Lal PathLabs, Ltd. (c)	16,530	342,526
Dr Reddy's Laboratories, Ltd. ADR	130,677	6,927,188
Edelweiss Financial Services, Ltd.	237,565	197,594
Educomp Solutions, Ltd. (a)	432,157	26,615
Eicher Motors, Ltd.	6,902	1,675,987
EID Parry India, Ltd. (a)	34,170	125,246
Endurance Technologies, Ltd. (c)	9,026	104,093
Equitas Holdings, Ltd. (a)	66,246	43,475
Era Infra Engineering, Ltd. (a)(d)	2,941	—
Escorts, Ltd.	38,845	535,057
Essel Propack, Ltd.	67,628	161,224
Exide Industries, Ltd.	73,364	144,000
FDC, Ltd.	145,850	540,101
Federal Bank, Ltd.	315,935	213,402
Fine Organic Industries, Ltd.	5,712	141,042
Finolex Industries, Ltd.	16,794	110,779
Fortis Healthcare, Ltd. (a)	394,677	637,463
Future Lifestyle Fashions, Ltd.	51,702	101,550
Future Retail, Ltd. (a)	130,639	222,940
GAIL India, Ltd.	2,400,750	3,248,006
Gammon India, Ltd. (a)(d)	139,302	1,522
Gateway Distriparks, Ltd.	244,798	271,534
Gitanjali Gems, Ltd. (a)(d)	3,573	—
Glenmark Pharmaceuticals, Ltd.	65,038	387,883
Godrej Consumer Products, Ltd.	146,999	1,344,925
Godrej Industries, Ltd.	406,282	2,246,547
Godrej Properties, Ltd. (a)	24,655	283,143
Granules India, Ltd.	823,777	2,210,449
Graphite India, Ltd.	66,533	161,213
Grasim Industries, Ltd. GDR	209	1,714
Grasim Industries, Ltd.	119,462	980,489
GTL Infrastructure, Ltd. (a)	2,249,785	37,246
GTL, Ltd. (a)	338,927	8,304
Gujarat Gas, Ltd.	72,960	307,528
Gujarat NRE Coke, Ltd. (a)(d)	25,505	—
Gujarat Pipavav Port, Ltd.	18,493	18,578
Gujarat State Petronet, Ltd.	77,747	227,309
GVK Power & Infrastructure, Ltd. (a)	3,924,308	166,320
Havells India, Ltd.	30,844	236,731
HCL Technologies, Ltd.	851,378	6,279,024
HDFC Asset Management Co., Ltd. (c)	6,900	226,944
HDFC Bank, Ltd.	2,558,752	36,120,667
HDFC Life Insurance Co., Ltd. (a)(c)	219,321	1,594,719
HEG, Ltd.	18,202	199,344
Hemisphere Properties India, Ltd. (a)	123,253	247,914
Hero MotoCorp, Ltd.	154,255	5,203,447
Hexaware Technologies, Ltd.	24,054	106,183

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Himadri Speciality Chemical, Ltd.	259,915	$160,933
Himatsingka Seide, Ltd.	43,450	35,996
Hindalco Industries, Ltd.	769,740	1,490,469
Hindustan Construction Co., Ltd. (a)	2,855,063	224,990
Hindustan Petroleum Corp., Ltd.	230,918	662,901
Hindustan Unilever, Ltd.	671,264	19,381,230
Honeywell Automation India, Ltd.	647	257,303
Housing Development & Infrastructure, Ltd. (a)	93,913	3,731
Housing Development Finance Corp., Ltd.	1,270,589	29,527,527
ICICI Bank, Ltd. ADR	1,461,555	13,577,846
ICICI Lombard General Insurance Co., Ltd. (c)	27,109	454,762
ICICI Prudential Life Insurance Co., Ltd. (c)	127,472	718,873
ICICI Securities, Ltd. (c)	50,078	311,629
IDFC First Bank, Ltd. (a)	187,366	63,776
IFB Industries, Ltd. (a)	9,701	53,334
IIFL Finance, Ltd.	65,571	64,135
IIFL Securities, Ltd.	56,532	32,083
IIFL Wealth Management, Ltd.	6,940	93,915
India Cements, Ltd.	223,124	378,996
Indiabulls Housing Finance, Ltd.	176,009	482,893
Indiabulls Integrated Services, Ltd. (a)	30,034	24,046
Indiabulls Real Estate, Ltd. (a)	286,838	185,391
Indiabulls Ventures, Ltd.	122,356	191,303
Indian Energy Exchange, Ltd. (c)	51,094	121,638
Indian Hotels Co., Ltd.	1,038,542	1,099,012
Indian Oil Corp., Ltd.	691,281	781,429
Indian Railway Catering & Tourism Corp., Ltd.	12,084	217,445
Indraprastha Gas, Ltd. (a)	168,789	988,764
IndusInd Bank, Ltd.	295,243	1,856,615
Infibeam Avenues, Ltd.	406,259	319,341
Info Edge India, Ltd.	43,430	1,588,625
Infosys, Ltd. ADR	2,709,564	26,174,388
Intellect Design Arena, Ltd. (a)	86,396	127,757
InterGlobe Aviation, Ltd. (c)	24,032	314,740
Ipca Laboratories, Ltd.	33,008	731,998
IRB Infrastructure Developers, Ltd. (a)	42,669	50,042
ITC, Ltd.	2,052,982	5,292,624
ITC, Ltd. GDR (a)	59,053	152,239
IVRCL, Ltd. (a)	5,304,684	28,103
Jain Irrigation Systems, Ltd. (a)	219,934	36,994
Jaiprakash Associates, Ltd. (a)	470,629	16,206
JB Chemicals & Pharmaceuticals, Ltd.	10,959	102,683
Jet Airways India, Ltd. (a)	165,004	67,419
Jindal Steel & Power, Ltd. (a)	127,582	272,894
JK Cement, Ltd.	6,352	116,013
Security Description	Shares	Value
JM Financial, Ltd.	126,913	$117,662
Johnson Controls-Hitachi Air Conditioning India, Ltd.	3,208	95,842
JSW Steel, Ltd.	353,859	887,416
Jubilant Foodworks, Ltd.	55,562	1,271,056
Jubilant Life Sciences, Ltd.	46,292	401,862
Just Dial, Ltd. (a)	79,873	424,946
KEI Industries, Ltd.	122,262	564,806
Kotak Mahindra Bank, Ltd.	641,281	11,554,800
KPIT Technologies, Ltd. (a)	143,140	119,435
L&T Finance Holdings, Ltd.	71,656	62,494
L&T Technology Services, Ltd. (c)	14,018	238,211
Lanco Infratech, Ltd. (a)(d)	15,749,074	—
Larsen & Toubro Infotech, Ltd. (c)	4,090	106,058
Larsen & Toubro, Ltd. GDR	619,785	7,710,125
Lemon Tree Hotels, Ltd. (a)(c)	263,705	79,631
LIC Housing Finance, Ltd.	238,807	838,313
Linde India, Ltd.	22,214	180,380
Lupin, Ltd.	145,258	1,754,168
LUX Industries, Ltd.	38,591	588,854
Magma Fincorp, Ltd.	90,818	32,597
Mahanagar Gas, Ltd.	7,112	99,102
Mahanagar Telephone Nigam, Ltd. (a)	541,664	65,283
Mahindra & Mahindra Financial Services, Ltd.	215,329	478,548
Mahindra & Mahindra, Ltd. GDR	1,016,797	6,731,196
MakeMyTrip, Ltd. (a)	26,522	406,317
Manappuram Finance, Ltd.	261,025	523,234
Manpasand Beverages, Ltd. (a)	64,129	4,969
Marico, Ltd.	113,777	530,280
Marksans Pharma, Ltd.	1,962,058	836,757
Maruti Suzuki India, Ltd.	119,412	9,233,489
Max Financial Services, Ltd. (a)	85,361	612,760
Max India, Ltd. (a)	179,506	163,330
Metropolis Healthcare, Ltd. (a)	10,930	196,774
Minda Industries, Ltd.	58,781	213,470
Mindtree, Ltd.	43,872	537,856
Monnet Ispat & Energy, Ltd. (a)	4,550	847
Motherson Sumi Systems, Ltd.	688,715	863,359
Mphasis, Ltd.	19,626	228,417
MRF, Ltd.	2,266	2,019,026
Multi Commodity Exchange of India, Ltd.	30,057	511,103
Muthoot Finance, Ltd.	53,294	766,584
Navin Fluorine International, Ltd.	27,499	590,744
NCC, Ltd.	261,068	100,791
Nestle India, Ltd.	17,986	4,091,183
Network18 Media & Investments, Ltd. (a)	209,156	113,022
NIIT Technologies, Ltd.	20,284	378,580
NIIT, Ltd.	87,242	109,192

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Nippon Life India Asset Management, Ltd. (c)	79,129	$329,443
NTPC, Ltd.	1,821,375	2,310,981
Oberoi Realty, Ltd.	30,282	146,710
Oil & Natural Gas Corp., Ltd.	3,008,743	3,241,710
OnMobile Global, Ltd.	14,720	5,664
Opto Circuits India, Ltd. (a)	2,763,514	622,217
Orient Electric, Ltd.	78,338	211,295
Page Industries, Ltd.	3,394	895,189
Paisalo Digital, Ltd.	19,500	55,398
PC Jeweller, Ltd. (a)	166,544	36,836
Petronet LNG, Ltd.	34,795	118,919
Pfizer, Ltd.	13,682	718,278
Phillips Carbon Black, Ltd.	59,477	69,675
Phoenix Mills, Ltd.	26,633	206,334
PI Industries, Ltd.	28,128	560,278
Pidilite Industries, Ltd.	18,729	340,355
Piramal Enterprises, Ltd.	54,332	981,381
Power Grid Corp. of India, Ltd.	1,101,386	2,550,567
Prestige Estates Projects, Ltd.	51,892	144,053
Prism Johnson, Ltd.	103,824	64,010
Procter & Gamble Health, Ltd. (a)	4,841	260,946
PS IT Infrastructure & Services, Ltd. (a)	620,932	149,674
PTC India, Ltd.	694,941	446,397
Punj Lloyd, Ltd. (a)	735,025	21,417
Quess Corp., Ltd. (a)(c)	60,795	294,499
Radico Khaitan, Ltd.	92,113	455,662
Rain Industries, Ltd.	139,735	140,653
Rajesh Exports, Ltd.	113,201	698,663
Rallis India, Ltd.	76,567	276,135
RattanIndia Infrastructure, Ltd. (a)	178,049	8,843
Raymond, Ltd.	42,315	155,549
RBL Bank, Ltd. (c)	191,977	441,144
REC, Ltd.	99,635	142,649
Redington India, Ltd.	107,664	125,269
REI Agro, Ltd. (a)(d)	1,873,023	—
Relaxo Footwears, Ltd.	33,747	283,081
Reliance Capital, Ltd. (a)	948,339	156,374
Reliance Communications, Ltd. (a)	798,601	16,394
Reliance Home Finance, Ltd. (a)	12,884	410
Reliance Industries, Ltd. GDR (c)	1,041,607	48,122,243
Reliance Infrastructure, Ltd. (a)	245,518	125,842
Repco Home Finance, Ltd.	43,121	69,990
RITES, Ltd.	48,349	157,687
Rolta India, Ltd. (a)	1,481,126	141,239
Ruchi Soya Industries, Ltd. (a)	11,980	217,621
SBI Life Insurance Co., Ltd. (a)(c)	126,270	1,348,681
Schneider Electric Infrastructure, Ltd. (a)	87,739	93,777
Sequent Scientific, Ltd.	764,822	928,377
Security Description	Shares	Value
Shankara Building Products, Ltd.	36,249	$171,010
Sharda Cropchem, Ltd.	21,005	73,263
Shilpa Medicare, Ltd.	75,791	477,209
Shree Cement, Ltd.	1,869	570,600
Shriram Transport Finance Co., Ltd.	99,356	907,450
Siemens, Ltd.	256,264	3,722,092
Sintex Industries, Ltd. (a)	375,264	13,419
Sintex Plastics Technology, Ltd. (a)	91,543	3,637
Solara Active Pharma Sciences, Ltd.	58,788	515,985
Srei Infrastructure Finance, Ltd. (a)	232,500	29,254
SRF, Ltd.	8,622	411,746
State Bank of India GDR (a)	122,185	2,877,457
Sterlite Technologies, Ltd.	112,732	164,386
Strides Pharma Science, Ltd.	114,052	618,720
Sudarshan Chemical Industries	36,044	187,014
Sumitomo Chemical India, Ltd. (a)	25,594	92,812
Sun Pharma Advanced Research Co., Ltd. (a)	144,994	311,866
Sun Pharmaceutical Industries, Ltd.	902,527	5,653,363
Sun TV Network, Ltd.	85,272	455,533
Sundaram Finance, Ltd.	14,283	274,683
Sundram Fasteners, Ltd.	42,072	208,566
Supreme Industries, Ltd.	20,919	312,440
Suven Life Sciences, Ltd. (a)	276,219	151,456
Suven Pharmaceuticals, Ltd. (a)	250,803	1,562,541
Suzlon Energy, Ltd. (a)	4,425,399	295,989
Swan Energy, Ltd.	175,769	309,152
Symphony, Ltd.	13,027	151,183
TAKE Solutions, Ltd.	156,485	102,280
Tata Communications, Ltd.	186,552	1,511,490
Tata Consultancy Services, Ltd.	685,563	18,905,617
Tata Consumer Products, Ltd.	261,354	1,341,147
Tata Elxsi, Ltd.	32,302	383,883
Tata Motors, Ltd. ADR (a)(b)	305,700	2,008,449
Tata Power Co., Ltd.	2,723,329	1,617,685
Tata Steel, Ltd.	406,579	1,759,242
TCNS Clothing Co., Ltd. (a)(c)	20,229	91,066
TeamLease Services, Ltd. (a)	11,777	262,123
Tech Mahindra, Ltd.	345,640	2,487,569
Tejas Networks, Ltd. (c)	143,482	91,026
Thyrocare Technologies, Ltd. (c)	56,798	382,521
Timken India, Ltd.	16,095	202,542
Titan Co., Ltd.	200,530	2,522,701
Torrent Pharmaceuticals, Ltd.	17,388	546,278
Torrent Power, Ltd.	24,173	102,050
Trent, Ltd.	87,043	709,336
Trident, Ltd.	1,095,507	100,840
Tube Investments of India, Ltd.	49,891	293,648
TV18 Broadcast, Ltd. (a)	274,860	122,862
TVS Motor Co., Ltd.	46,652	233,774

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Ujjivan Financial Services, Ltd.	61,620	$179,791
UltraTech Cement, Ltd.	40,820	2,104,991
Unichem Laboratories, Ltd.	162,586	377,052
Unitech, Ltd. (a)	755,194	23,005
United Breweries, Ltd.	60,004	824,716
United Spirits, Ltd. (a)	265,623	2,083,718
UPL, Ltd.	287,127	1,616,958
VA Tech Wabag, Ltd. (a)	71,860	102,550
Vaibhav Global, Ltd.	14,375	242,973
Vakrangee, Ltd.	376,391	174,726
Varun Beverages, Ltd.	13,466	121,447
Vedanta, Ltd.	758,094	1,068,307
Venky's India, Ltd.	10,019	147,033
Videocon Industries, Ltd. (a)	1,118,494	34,072
Vinati Organics, Ltd.	7,634	97,488
VIP Industries, Ltd.	56,568	193,033
V-Mart Retail, Ltd.	14,663	338,067
Vodafone Idea, Ltd. (a)	4,298,361	603,449
Voltas, Ltd.	20,817	150,661
VST Industries, Ltd.	15,798	655,605
Welspun India, Ltd.	158,128	77,699
Westlife Development, Ltd. (a)	56,006	228,352
Whirlpool of India, Ltd.	4,543	124,839
Wipro, Ltd. ADR	1,306,517	4,324,571
WNS Holdings, Ltd. ADR (a)	22,972	1,263,001
Wockhardt, Ltd. (a)	76,744	285,514
Yes Bank, Ltd.	760,326	257,793
Zee Entertainment Enterprises, Ltd.	469,020	1,062,852
Zensar Technologies, Ltd.	47,790	78,391
		470,746,832
INDONESIA — 1.7%
Alam Sutera Realty Tbk PT (a)	7,450,900	67,285
Astra International Tbk PT	18,403,403	6,183,853
Bank Central Asia Tbk PT	9,126,940	18,193,183
Bank Danamon Indonesia Tbk PT	2,644,718	498,025
Bank Mandiri Persero Tbk PT	17,370,263	6,019,097
Bank Negara Indonesia Persero Tbk PT	2,012,000	645,080
Bank Rakyat Indonesia Persero Tbk PT	41,642,863	8,832,893
Barito Pacific Tbk PT (a)	23,380,720	1,898,609
Bekasi Fajar Industrial Estate Tbk PT	4,730,600	37,752
Bumi Resources Tbk PT (a)	2,762,700	9,670
Bumi Serpong Damai Tbk PT (a)	3,933,700	203,776
Charoen Pokphand Indonesia Tbk PT	4,327,900	1,689,047
Ciputra Development Tbk PT	6,143,452	262,339
Citra Marga Nusaphala Persada Tbk PT (a)	1,606,141	167,529
Garuda Indonesia Persero Tbk PT (a)	13,182,000	227,005
Global Mediacom Tbk PT (a)	672,500	8,709
Security Description	Shares	Value
Indah Kiat Pulp & Paper Corp. Tbk PT	701,000	$293,208
Indocement Tunggal Prakarsa Tbk PT	559,300	462,005
Indofood Sukses Makmur Tbk PT	5,844,951	2,669,815
Indosat Tbk PT (a)	2,601,100	427,902
Japfa Comfeed Indonesia Tbk PT	1,131,500	93,863
Kalbe Farma Tbk PT	25,536,061	2,609,916
Kawasan Industri Jababeka Tbk PT (a)	5,217,931	52,599
Lippo Cikarang Tbk PT (a)	220,100	13,174
Lippo Karawaci Tbk PT (a)	40,807,530	488,491
Matahari Department Store Tbk PT (a)	367,900	41,593
Matahari Putra Prima Tbk PT (a)	681,700	5,583
Mayora Indah Tbk PT	6,054,307	957,839
Medco Energi Internasional Tbk PT (a)	14,866,007	470,384
Media Nusantara Citra Tbk PT	894,700	56,682
Modernland Realty Tbk PT (a)	7,955,300	34,528
Pabrik Kertas Tjiwi Kimia Tbk PT	341,138	122,986
Pakuwon Jati Tbk PT	5,621,600	163,709
Perusahaan Gas Negara Tbk PT	13,909,400	1,105,157
Semen Indonesia Persero Tbk PT	897,500	604,721
Sigmagold Inti Perkasa Tbk PT (a)(d)	1,312,600	—
Summarecon Agung Tbk PT	4,341,400	177,789
Telekomunikasi Indonesia Persero Tbk PT	37,786,800	8,067,885
Tiga Pilar Sejahtera Food Tbk (a)(d)	2,383,200	14,014
Unilever Indonesia Tbk PT	3,330,600	1,841,914
United Tractors Tbk PT	1,564,122	1,812,126
		67,531,735
KUWAIT — 0.6%
A'ayan Leasing & Investment Co. KSCP (a)	1,004,170	145,248
Agility Public Warehousing Co. KSC (a)	430,717	1,027,617
Ahli United Bank KSCP	135,005	110,584
Al Mazaya Holding Co. KSCP (a)	1,361,272	229,644
Alimtiaz Investment Group KSC (a)	426,557	127,004
Boubyan Bank KSCP	386,635	668,584
Boubyan Petrochemicals Co. KSCP	375,644	749,701
Burgan Bank SAK	97,864	62,348
Gulf Bank KSCP	865,562	596,454
Humansoft Holding Co. KSC (a)	120,449	1,091,538
Integrated Holding Co. KCSC	145,497	200,995
Kuwait Finance House KSCP	1,876,749	3,733,367
Kuwait Real Estate Co. KSC (a)	2,627,832	691,872

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Mabanee Co. SAK	272,491	$599,631
Mobile Telecommunications Co. KSC	179,440	323,709
National Bank of Kuwait SAKP	3,691,029	9,849,943
National Industries Group Holding SAK	683,244	361,998
National Investments Co. KSCP	1,373,414	455,349
Warba Bank KSCP (a)	1,140,209	759,769
		21,785,355
MACAU — 0.0% (e)
Huasheng International Holding, Ltd. (a)	35,000	2,664
MALAYSIA — 2.3%
Aeon Co. M Bhd	6,141,690	1,447,633
AEON Credit Service M Bhd	119,750	265,770
AirAsia Group Bhd	1,167,500	238,404
Alliance Bank Malaysia Bhd	4,857,600	2,471,311
ATA IMS Bhd	643,200	187,631
Axiata Group Bhd	1,516,838	1,256,657
Bahvest Resources Bhd (a)	1,808,000	162,446
Berjaya Sports Toto Bhd	2,359,814	1,211,573
Bintulu Port Holdings Bhd	94	92
British American Tobacco Malaysia Bhd	7,200	18,113
Bursa Malaysia Bhd	1,502,639	2,552,908
Capitaland Malaysia Mall Trust REIT	1,570,600	291,395
Carlsberg Brewery Malaysia Bhd Class B	613,777	3,549,450
CIMB Group Holdings Bhd	1,840,794	1,529,341
Dagang NeXchange Bhd	2,013,200	84,569
Datasonic Group Bhd	1,160,200	381,770
Dialog Group Bhd	5,090,206	4,288,365
DiGi.Com Bhd	6,310,400	6,347,217
FGV Holdings Bhd	368,200	85,498
Focus Dynamics Group Bhd (a)	1,825,500	362,118
Frontken Corp. Bhd	576,900	340,620
Gabungan AQRS Bhd	480,400	95,295
Gamuda Bhd	1,038,900	882,520
GD Express Carrier Bhd	1,284,900	106,450
Genting Bhd	3,819,600	3,654,693
Genting Malaysia Bhd	684,700	404,269
George Kent Malaysia Bhd	514,900	74,501
Globetronics Technology Bhd	709,900	354,536
Guan Chong Bhd	2,187,200	1,357,748
Hap Seng Plantations Holdings Bhd	58,800	20,583
Hartalega Holdings Bhd	1,046,100	3,173,699
IHH Healthcare Bhd	1,079,700	1,385,846
IJM Corp. Bhd	647,300	273,422
Inari Amertron Bhd	1,267,700	499,980
IOI Corp. Bhd	6,046,760	6,124,373
IOI Properties Group Bhd	4,606,062	1,053,428
Iskandar Waterfront City Bhd (a)	244,000	33,027
Karex Bhd	1,874,000	212,110
KLCCP Stapled Group	676,300	1,256,324
Security Description	Shares	Value
KNM Group Bhd (a)	4,553,821	$223,174
Kossan Rubber Industries	420,000	834,119
KPJ Healthcare Bhd	1,741,680	341,426
Lingkaran Trans Kota Holdings Bhd	417,700	409,414
Magni-Tech Industries Bhd	222,900	109,239
Magnum Bhd	3,642,360	1,870,057
Malayan Banking Bhd	3,006,640	5,269,514
Malaysia Airports Holdings Bhd	244,200	310,593
Malaysian Pacific Industries Bhd	80,400	206,394
Malaysian Resources Corp. Bhd	8,944,500	981,077
Mega First Corp. BHD	126,900	185,982
MPHB Capital Bhd (a)	1,674,230	296,946
Muda Holdings Bhd	304,000	106,418
My EG Services Bhd	1,485,700	492,344
OSK Holdings Bhd	7,399,442	1,390,094
Padini Holdings Bhd	196,100	113,953
Pavilion Real Estate Investment Trust	1,492,600	557,330
Pentamaster Corp. Bhd (a)	380,400	457,190
Petronas Chemicals Group Bhd	1,304,400	1,887,347
Petronas Gas Bhd	111,800	440,416
Pos Malaysia Bhd	1,139,800	247,378
Press Metal Aluminium Holdings Bhd	488,400	516,325
Public Bank Bhd	1,391,900	5,359,708
Rapid Synergy Bhd (a)	75,000	99,592
RHB Bank Bhd	305,000	340,945
Sapura Energy Bhd (a)	305,200	6,766
Sime Darby Bhd	1,147,824	575,921
Sime Darby Plantation Bhd	555,424	637,733
Sime Darby Property Bhd	509,924	80,921
SKP Resources Bhd	457,700	144,200
SP Setia Bhd Group	318,363	62,781
Sunway Real Estate Investment Trust	1,598,500	604,334
Supermax Corp. Bhd (a)	1,106,778	2,066,330
TA Enterprise Bhd	5,774,700	680,566
TA Global Bhd	4,291,156	240,345
Telekom Malaysia Bhd	800,327	775,113
Tenaga Nasional Bhd	1,144,000	3,102,282
Top Glove Corp. Bhd	860,200	3,232,023
UEM Edgenta Bhd	737,500	333,897
UEM Sunrise Bhd (a)	5,020,888	509,705
UMW Holdings Bhd	336,600	200,310
Unisem M Bhd	73,600	35,211
United Plantations Bhd	201,400	625,116
Velesto Energy Bhd (a)	46,163	1,562
ViTrox Corp. Bhd	118,600	252,976
VS Industry Bhd	2,017,150	456,624
WCT Holdings Bhd (a)	9,452,341	1,058,839
YTL Corp. Bhd	1,796,100	347,903
		87,114,118
MEXICO — 1.9%
Alfa SAB de CV Class A (b)	3,386,965	1,898,178

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
America Movil SAB de CV Series L	16,840,772	$10,750,049
Axtel SAB de CV (a)(b)	1,965,184	335,086
Cemex SAB de CV Series CPO	11,536,411	3,235,208
Coca-Cola Femsa SAB de CV	703,258	3,062,354
Concentradora Hipotecaria SAPI de CV REIT	2,080	1,523
Consorcio ARA SAB de CV (b)	1,911,532	207,640
Desarrolladora Homex SAB de CV (a)	34,175	72
El Puerto de Liverpool SAB de CV Series C1 (b)	398,284	971,450
Fibra Uno Administracion SA de CV REIT	1,637,253	1,293,109
Fomento Economico Mexicano SAB de CV	1,459,104	8,997,608
Grupo Aeroportuario del Sureste SAB de CV Class B	274,761	3,051,777
Grupo Bimbo SAB de CV Class A (b)	2,040,562	3,397,257
Grupo Elektra SAB DE CV (b)	59,375	3,238,529
Grupo Financiero Banorte SAB de CV Series O	1,787,436	6,166,720
Grupo Financiero Inbursa SAB de CV Series O	1,475,373	1,018,401
Grupo Mexico SAB de CV Class B	2,339,972	5,410,685
Grupo Televisa SAB Series CPO (a)(b)	1,944,529	2,030,618
Industrias CH SAB de CV Class B (b)	312,440	1,164,332
Industrias Penoles SAB de CV (b)	123,677	1,255,931
Kimberly-Clark de Mexico SAB de CV Class A	2,077,087	3,225,251
Sare Holding SAB de CV Class B (a)(d)	1,493,393	—
Telesites SAB de CV (a)(b)	1,365,214	860,829
TV Azteca SAB de CV Series CPO (b)	4,492,255	61,240
Urbi Desarrollos Urbanos SAB de CV (a)	34,074	25,363
Wal-Mart de Mexico SAB de CV	4,159,176	9,926,800
		71,586,010
MONACO — 0.0% (e)
GasLog, Ltd.	19,379	54,455
NETHERLANDS — 0.0% (e)
VEON, Ltd. ADR	438,905	790,029
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR	220,805	2,018,158
Cia de Minas Buenaventura SAA ADR	5,932	54,456
Credicorp, Ltd.	56,465	7,547,676
Southern Copper Corp. (b)	50,075	1,991,483
Security Description	Shares	Value
Volcan Cia Minera SAA Class B (a)	5,380,610	$547,877
		12,159,650
PHILIPPINES — 0.9%
Aboitiz Equity Ventures, Inc.	585,800	534,950
Alliance Global Group, Inc. (a)	2,372,400	323,780
Ayala Corp.	12,320	192,125
Ayala Land, Inc.	7,979,610	5,413,162
Bank of the Philippine Islands	3,269,154	4,724,116
BDO Unibank, Inc.	2,642,358	5,197,212
Bloomberry Resorts Corp.	915,200	136,476
Cebu Air, Inc.	1,427,490	1,134,543
Cebu Holdings, Inc.	6,535,664	810,645
D&L Industries, Inc.	2,474,700	248,339
DoubleDragon Properties Corp. (a)	1,682,950	578,266
East West Banking Corp. (a)	1,376,000	202,706
Filinvest Land, Inc.	70,269,000	1,396,213
First Philippine Holdings Corp.	463,210	568,960
Global Ferronickel Holdings, Inc. (a)	2,240,449	38,671
GMA Holdings, Inc.	4,158,400	383,082
GT Capital Holdings, Inc.	12,137	110,640
JG Summit Holdings, Inc.	555,780	723,379
Jollibee Foods Corp.	121,750	342,097
Megawide Construction Corp.	5,316,388	773,584
Megaworld Corp.	7,882,300	482,509
Nickel Asia Corp.	1,151,000	41,813
PLDT, Inc.	118,335	2,968,766
Puregold Price Club, Inc.	350,350	325,915
San Miguel Corp.	159,360	319,840
SM Investments Corp.	191,690	3,612,582
SM Prime Holdings, Inc.	3,527,190	2,254,712
Top Frontier Investment Holdings, Inc. (a)	22,411	58,473
Universal Robina Corp.	265,390	692,438
Vista Land & Lifescapes, Inc.	1,232,378	91,269
		34,681,263
POLAND — 0.8%
11 bit studios SA (a)	1,484	181,952
Asseco Poland SA	60,294	1,006,005
Bank Polska Kasa Opieki SA	180,339	2,454,578
Bioton SA (a)	1,162	1,342
CCC SA	9,114	137,505
CD Projekt SA (a)	30,782	3,073,025
Dino Polska SA (a)(c)	12,276	622,544
Eurocash SA (a)	9,120	39,932
Getin Holding SA (a)	88,326	27,331
Getin Noble Bank SA (a)	341,435	23,737
Globe Trade Centre SA (a)	313,139	517,723
Grupa Lotos SA	112,790	1,710,819
KGHM Polska Miedz SA (a)	193,133	4,438,156
LPP SA (a)	73	110,912
mBank SA (a)	29,314	1,704,453
Orange Polska SA (a)	1,182,677	1,861,177

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
PGE Polska Grupa Energetyczna SA (a)	672,879	$1,169,307
PlayWay SA	1,452	173,257
Polimex-Mostostal SA (a)	17,367	10,998
Polski Koncern Naftowy ORLEN SA	233,326	3,693,672
Powszechna Kasa Oszczednosci Bank Polski SA	534,958	3,099,677
Powszechny Zaklad Ubezpieczen SA	343,981	2,515,736
Santander Bank Polska SA (a)	27,016	1,197,934
TEN Square Games SA	1,223	160,773
		29,932,545
QATAR — 0.7%
Aamal Co.	381,584	77,973
Al Meera Consumer Goods Co. QSC	91,906	459,404
Commercial Bank PQSC	339,266	354,081
Industries Qatar QSC	595,620	1,258,965
Mannai Corp. QSC	316,350	248,232
Masraf Al Rayan QSC	3,603,074	3,780,209
Mazaya Qatar Real Estate Development QSC (a)	1,982,141	492,677
Medicare Group	265,886	499,203
Mesaieed Petrochemical Holding Co.	2,606,714	1,446,186
National Leasing	3,390,918	786,030
Ooredoo QSC	922,457	1,653,126
Qatar Electricity & Water Co. QSC	89,003	386,225
Qatar First Bank (a)	624,144	179,821
Qatar Fuel QSC	63,174	279,520
Qatar Gas Transport Co., Ltd.	273,913	196,426
Qatar Insurance Co. SAQ	1,009,925	528,401
Qatar International Islamic Bank QSC	158,926	354,430
Qatar Islamic Bank SAQ	370,934	1,604,562
Qatar National Bank QPSC	2,460,086	11,749,765
Qatar Navigation QSC	83,834	128,940
Qatari Investors Group QSC	939,071	494,424
Vodafone Qatar QSC	1,793,881	548,856
		27,507,456
ROMANIA — 0.0% (e)
NEPI Rockcastle PLC	167,213	854,206
RUSSIA — 3.6%
Evraz PLC	222,932	794,412
Gazprom PJSC ADR	3,987,142	21,514,618
LSR Group PJSC, GDR (f)	134,691	265,880
LUKOIL PJSC ADR	293,155	21,769,690
Magnit PJSC GDR	158,159	2,054,485
Mail.Ru Group, Ltd. GDR (a)(b)	39,498	888,705
Mechel PJSC ADR (a)	169,596	291,705
MMC Norilsk Nickel PJSC ADR	501,036	13,122,133
Mobile TeleSystems PJSC ADR	617,301	5,672,996
Security Description	Shares	Value
Novatek PJSC GDR	76,730	$10,911,006
Novolipetsk Steel PJSC, GDR (f)	36,108	717,827
Novorossiysk Commercial Sea Port PJSC, GDR (f)	55,540	622,048
Polymetal International PLC	122,909	2,453,402
Rosneft Oil Co. PJSC GDR (b)	1,267,791	6,374,453
Rostelecom PJSC ADR (b)	102,088	744,732
Sberbank of Russia PJSC ADR	931,625	10,601,893
Sberbank of Russia PJSC ADR (b)	859,996	9,752,355
Severstal PAO GDR (b)	517,118	6,257,128
Sistema PJSC FC GDR	149,202	707,217
Surgutneftegas PJSC ADR	990,620	5,289,911
Tatneft PJSC ADR (a)	218,236	10,195,986
Tatneft PJSC ADR (a)(b)	1,402	66,023
TMK PJSC GDR (f)	1,907	6,322
TMK PJSC GDR (b)(f)	49,082	162,707
VTB Bank PJSC GDR	2,255,306	2,116,605
X5 Retail Group NV GDR	41,623	1,473,454
Yandex NV Class A (a)	114,165	5,710,533
		140,538,226
SAUDI ARABIA — 2.8%
Abdul Mohsen Al-Hokair Tourism and Development Co. (a)	187,346	698,240
Abdullah Al Othaim Markets Co.	40,249	1,199,637
Advanced Petrochemical Co.	28,884	409,658
Al Hammadi Co. for Development and Investment (a)	115,133	675,267
Al Jouf Agricultural Development Co.	32,958	257,883
Al Khaleej Training and Education Co.	378,799	1,353,214
Al Rajhi Bank	573,167	8,648,694
Al Rajhi Co. for Co-operative Insurance (a)	8,654	138,889
Al Rajhi REIT	227,488	517,321
Aldrees Petroleum and Transport Services Co.	21,036	352,750
Al-Etihad Cooperative Insuarnce Co. (a)	178,962	669,855
Almarai Co. JSC	67,031	925,675
Alujain Holding (a)	40,825	290,597
Arabian Cement Co.	29,640	208,215
AXA Cooperative Insurance Co. (a)	94,166	749,362
Bank AlBilad	118,850	700,870
Banque Saudi Fransi	216,937	1,651,173
Basic Chemical Industries, Ltd. (a)	156,712	975,115
Batic Investments and Logistic Co. (a)	125,169	768,166
Bawan Co. (a)	195,248	678,761

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Bupa Arabia for Cooperative Insurance Co.	16,852	$490,599
Buruj Cooperative Insurance Co. (a)	98,434	428,271
City Cement Co. (a)	74,922	322,378
Co. for Cooperative Insurance (a)	20,908	396,310
Dallah Healthcare Co.	54,280	678,681
Dar Al Arkan Real Estate Development Co. (a)	160,771	304,312
Derayah REIT	222,736	578,959
Dur Hospitality Co.	109,112	721,402
Eastern Province Cement Co.	82,678	642,512
Etihad Etisalat Co. (a)	183,991	1,304,762
Fawaz Abdulaziz Al Hokair & Co. (a)	29,501	148,645
Fitaihi Holding Group	549,129	1,513,728
Hail Cement Co. (a)	73,206	238,100
Herfy Food Services Co.	32,142	384,744
Jadwa REIT Saudi Fund	105,958	315,812
Jarir Marketing Co.	30,609	1,191,393
Jazan Energy and Development Co. (a)	88,803	269,416
Leejam Sports Co. JSC	43,520	678,731
Malath Cooperative Insurance Co. (a)	152,617	425,586
Mediterranean & Gulf Insurance & Reinsurance Co. (a)	73,667	427,744
Methanol Chemicals Co. (a)	298,027	540,278
Middle East Healthcare Co. (a)	36,848	297,652
Mobile Telecommunications Co. (a)	250,013	755,838
Mouwasat Medical Services Co.	45,038	1,084,226
Musharaka Real Estate Income Fund REIT	181,330	386,734
Najran Cement Co. (a)	67,009	192,934
Nama Chemicals Co. (a)	87,734	433,173
National Co. for Glass Manufacturing (a)	260,592	1,118,510
National Co. for Learning & Education	200,860	2,409,677
National Commercial Bank	741,897	7,367,546
National Gas & Industrialization Co.	21,134	160,012
National Medical Care Co.	57,737	648,021
National Petrochemical Co.	20,525	131,872
Qassim Cement Co.	50,632	809,896
Red Sea International Co. (a)	143,922	481,914
Riyad Bank	802,190	3,605,685
Riyad REIT Fund	100,221	212,946
Sahara International Petrochemical Co.	103,672	398,547
Samba Financial Group	431,670	3,089,933
Saudi Advanced Industries Co. (a)	351,263	1,211,768
Saudi Airlines Catering Co.	6,846	141,264
Saudi Arabian Amiantit Co. (a)	86,644	233,761
Security Description	Shares	Value
Saudi Arabian Fertilizer Co.	80,909	$1,606,964
Saudi Arabian Mining Co. (a)	167,816	1,556,917
Saudi Arabian Oil Co. (c)	667,158	5,780,495
Saudi Automotive Services Co.	266,144	1,830,583
Saudi Basic Industries Corp.	411,142	9,656,521
Saudi Cement Co.	42,648	602,598
Saudi Ceramic Co. (a)	132,749	1,176,727
Saudi Chemical Co. Holding (a)	133,783	820,317
Saudi Co. For Hardware CJSC	33,791	399,078
Saudi Electricity Co.	280,031	1,166,112
Saudi Industrial Investment Group	36,906	198,747
Saudi Industrial Services Co.	131,709	730,351
Saudi Kayan Petrochemical Co. (a)	42,631	93,195
Saudi Pharmaceutical Industries & Medical Appliances Corp.	109,115	843,598
Saudi Printing & Packaging Co. (a)	77,077	269,184
Saudi Public Transport Co. (a)	234,321	880,812
Saudi Re for Cooperative Reinsurance Co. (a)	515,588	1,110,624
Saudi Research & Marketing Group (a)	21,964	368,311
Saudi Telecom Co.	350,065	9,239,252
Saudi Vitrified Clay Pipe Co., Ltd.	28,380	315,880
Saudia Dairy & Foodstuff Co.	9,325	410,191
Savola Group	78,681	883,090
Southern Province Cement Co.	55,442	802,586
Tabuk Cement Co. (a)	126,764	413,647
Takween Advanced Industries Co. (a)	311,627	588,195
Umm Al-Qura Cement Co.	675,069	3,995,343
United Electronics Co.	38,277	561,246
United International Transportation Co.	61,162	497,318
Walaa Cooperative Insurance Co. (a)	57,156	209,059
Yamama Cement Co.	59,463	344,001
Yanbu Cement Co.	74,709	557,679
Yanbu National Petrochemical Co.	74,653	1,018,991
		107,971,226
SINGAPORE — 0.0% (e)
Aslan Pharmaceuticals, Ltd. (a)	142,000	21,176
Grindrod Shipping Holdings, Ltd. (a)	16,586	45,849
		67,025
SOUTH AFRICA — 4.0%
Absa Group, Ltd.	400,323	1,965,327
Adcock Ingram Holdings, Ltd.	118,253	326,685
Adcorp Holdings, Ltd.	450,062	103,093
African Rainbow Minerals, Ltd.	123,401	1,201,340
Alexander Forbes Group Holdings, Ltd.	520,058	142,773

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Allied Electronics Corp., Ltd.	130,227	$152,150
Anglo American Platinum, Ltd.	33,799	2,439,519
AngloGold Ashanti, Ltd.	281,064	8,178,598
ArcelorMittal South Africa, Ltd. (a)	181,867	6,490
Ascendis Health, Ltd. (a)	226,971	10,973
Aspen Pharmacare Holdings, Ltd. (a)	269,901	2,229,266
Astral Foods, Ltd.	16,800	141,168
Aveng, Ltd. (a)(b)	730,590	1,682
Barloworld, Ltd. (b)	284,980	1,131,719
Bid Corp., Ltd.	114,278	1,864,622
Bidvest Group, Ltd.	305,026	2,493,577
Blue Label Telecoms, Ltd. (a)	1,166,093	175,166
Clicks Group, Ltd.	53,726	650,463
Coronation Fund Managers, Ltd. (b)	601,900	1,385,669
Curro Holdings, Ltd. (b)	140,815	72,940
Discovery, Ltd.	344,590	2,073,490
EOH Holdings, Ltd. (a)	109,028	31,375
FirstRand, Ltd.	4,547,949	9,962,299
Foschini Group, Ltd.	273,709	1,011,187
Gold Fields, Ltd.	662,515	6,185,507
Grindrod, Ltd.	1,120,804	198,036
Group Five, Ltd. (a)(d)	219,472	—
Growthpoint Properties, Ltd. REIT	915,178	703,173
Harmony Gold Mining Co., Ltd. (a)	268,366	1,109,915
Impala Platinum Holdings, Ltd.	476,307	3,179,949
Imperial Logistics, Ltd.	219,890	497,742
Investec, Ltd.	243,014	482,951
Invicta Holdings, Ltd. (a)(b)	344,417	113,980
Kumba Iron Ore, Ltd.	47,402	1,263,417
Lewis Group, Ltd.	287,695	213,432
Life Healthcare Group Holdings, Ltd.	142,202	138,069
Massmart Holdings, Ltd. (a)(b)	190,470	251,585
Mediclinic International PLC	145,909	480,681
Momentum Metropolitan Holdings	1,065,480	1,079,891
Motus Holdings, Ltd. (a)(b)	144,536	254,716
Mr. Price Group, Ltd.	195,411	1,608,275
MTN Group, Ltd. (b)	1,206,692	3,669,038
MultiChoice Group, Ltd. (a)	323,460	1,978,365
Murray & Roberts Holdings, Ltd.	407,899	117,381
Naspers, Ltd. Class N	282,976	51,515,638
Nedbank Group, Ltd.	324,880	1,898,795
Net 1 UEPS Technologies, Inc. (a)(b)	35,840	108,954
Netcare, Ltd.	2,255,720	1,770,821
Ninety One, Ltd. (a)	108,082	272,149
Northam Platinum, Ltd. (a)	335,097	2,241,052
Old Mutual, Ltd. (b)	1,895,048	1,313,126
PPC, Ltd. (a)	1,147,867	66,064
PSG Group, Ltd.	272,444	2,483,435
Security Description	Shares	Value
Rand Merchant Investment Holdings, Ltd.	1,354,338	$2,276,067
Remgro, Ltd.	565,679	3,252,451
Sanlam, Ltd.	1,537,190	5,214,502
Sappi, Ltd. (a)	338,414	528,023
Sasol, Ltd. (a)	378,083	2,876,695
Shoprite Holdings, Ltd.	395,439	2,427,256
Sibanye Stillwater, Ltd. (a)	1,047,299	2,272,413
Standard Bank Group, Ltd.	943,000	5,671,568
Steinhoff International Holdings NV (a)(b)	2,437,988	143,122
Sun International, Ltd. (a)(b)	198,036	191,482
Telkom SA SOC, Ltd.	320,545	546,633
Tiger Brands, Ltd.	204,833	2,103,149
Truworths International, Ltd.	474,537	928,863
Vodacom Group, Ltd. (b)	419,767	2,970,380
Wilson Bayly Holmes-Ovcon, Ltd.	109,558	636,855
Woolworths Holdings, Ltd.	977,142	1,861,491
		156,848,658
TAIWAN — 14.4%
Accton Technology Corp.	187,000	1,445,068
Acer, Inc.	3,387,701	2,055,275
Adimmune Corp. (a)	546,505	1,372,537
Advanced Ceramic X Corp.	4,000	55,720
Advanced Wireless Semiconductor Co.	13,688	41,986
Advancetek Enterprise Co., Ltd.	3,129,996	1,856,494
Advantech Co., Ltd.	5,499	55,075
AGV Products Corp. (a)	5,698,415	1,471,705
Airmate Cayman International Co., Ltd. (a)	11,000	10,439
Airtac International Group	39,000	682,065
Alchip Technologies, Ltd.	34,000	576,183
APCB, Inc.	1,135,000	867,469
Arcadyan Technology Corp.	37,169	105,317
ASE Technology Holding Co., Ltd.	3,293,058	7,544,975
ASMedia Technology, Inc.	9,000	437,730
ASPEED Technology, Inc.	10,000	420,275
Asustek Computer, Inc.	920,340	6,737,733
AU Optronics Corp. ADR (b)	1,221,922	3,714,643
Audix Corp.	767,657	1,074,556
Bank of Kaohsiung Co., Ltd.	2,301,739	764,529
Basso Industry Corp.	2,017,905	2,769,922
Biostar Microtech International Corp. (a)	1,868,952	615,710
C Sun Manufacturing, Ltd.	1,133,000	1,100,186
Career Technology MFG. Co., Ltd.	100,940	104,688
Carnival Industrial Corp.	995,984	331,156
Catcher Technology Co., Ltd.	751,346	5,653,335
Cathay Financial Holding Co., Ltd.	5,833,136	8,273,882
Cathay No. 1 REIT	1,119,000	644,749
Center Laboratories, Inc.	739,857	1,880,705

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Chailease Holding Co., Ltd.	1,132,817	$4,799,340
Champion Building Materials Co., Ltd. (a)	1,146,000	209,356
Chang Hwa Commercial Bank, Ltd.	10,467,052	6,864,629
Chang Wah Electromaterials, Inc.	7,431	40,675
Charoen Pokphand Enterprise	1,340,373	3,098,288
Chen Full International Co., Ltd.	12,000	15,740
Cheng Loong Corp.	1,066,000	841,831
Cheng Shin Rubber Industry Co., Ltd.	68,850	78,757
Chieftek Precision Co., Ltd.	34,100	105,520
Chilisin Electronics Corp.	66,150	201,783
China Airlines, Ltd.	2,284,000	634,778
China Chemical & Pharmaceutical Co., Ltd.	2,199,000	1,889,361
China Development Financial Holding Corp.	14,429,945	4,626,660
China Steel Chemical Corp.	1,067,595	3,799,335
China Steel Corp.	9,094,451	6,380,557
Chipbond Technology Corp.	66,000	143,836
Chong Hong Construction Co., Ltd.	7,717	22,703
Chroma ATE, Inc.	103,000	528,885
Chung Hwa Pulp Corp.	2,271,794	690,674
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	504,484	1,106,276
Chunghwa Telecom Co., Ltd.	3,336,457	13,230,709
CMC Magnetics Corp. (a)	998,656	249,118
Coland Holdings, Ltd.	11,938	10,662
Compal Electronics, Inc.	5,694,774	3,715,515
Concraft Holding Co., Ltd.	13,609	51,660
Coxon Precise Industrial Co., Ltd.	10,000	4,813
CTBC Financial Holding Co., Ltd.	15,922,527	10,982,170
Da-Li Development Co., Ltd.	1,246,629	1,339,394
Darfon Electronics Corp.	76,000	97,497
Delta Electronics, Inc.	2,081,167	11,814,993
Dimerco Express Corp.	2,026,445	2,706,093
E Ink Holdings, Inc.	108,000	148,615
E.Sun Financial Holding Co., Ltd.	2,397,204	2,258,715
Eclat Textile Co., Ltd.	19,854	230,137
Egis Technology, Inc.	43,000	280,550
Elan Microelectronics Corp.	1,400	5,718
Elite Advanced Laser Corp.	12,672	32,126
Elite Material Co., Ltd.	13,000	70,277
Elite Semiconductor Memory Technology, Inc.	2,203,750	2,886,846
Episil Holdings, Inc.	144,000	125,188
Episil-Precision, Inc.	66,998	152,823
Epistar Corp.	1,060,180	1,324,125
Etron Technology, Inc. (a)	12,445	3,303
Eva Airways Corp.	1,288,110	488,971
Excelliance Mos Corp.	35,000	139,386
Security Description	Shares	Value
Excelsior Medical Co., Ltd.	77,848	$156,728
Far Eastern New Century Corp.	6,751,850	6,384,674
Feng TAY Enterprise Co., Ltd.	110,821	625,386
Flytech Technology Co., Ltd.	8,854	21,276
Formosa Chemicals & Fibre Corp.	3,346,243	8,585,490
Formosa Petrochemical Corp.	59,000	176,973
Formosa Plastics Corp.	4,564,714	13,552,812
Founding Construction & Development Co., Ltd.	2,825,059	1,589,452
Foxconn Technology Co., Ltd.	1,202,223	2,302,211
Fubon Financial Holding Co., Ltd.	7,883,903	11,730,527
Fullerton Technology Co., Ltd.	985,000	642,656
Fwusow Industry Co., Ltd.	1,188,830	860,259
General Interface Solution Holding, Ltd.	38,000	144,893
Genius Electronic Optical Co., Ltd.	22,665	537,732
Giant Manufacturing Co., Ltd.	72,302	646,943
Global Unichip Corp.	23,000	196,834
Globalwafers Co., Ltd.	69,000	942,466
Grape King Bio, Ltd.	73,664	474,374
Great Wall Enterprise Co., Ltd.	1,117,615	1,615,560
HannStar Display Corp.	1,216,500	267,177
Himax Technologies, Inc. ADR (a)	59,070	244,550
Hiwin Technologies Corp.	47,839	475,885
Hocheng Corp.	3,190,000	839,004
Holy Stone Enterprise Co., Ltd.	57,000	233,761
Hon Hai Precision Industry Co., Ltd.	9,330,196	27,290,614
Hong TAI Electric Industrial	2,121,000	769,195
Hota Industrial Manufacturing Co., Ltd.	9,574	32,774
Hotai Motor Co., Ltd.	159,433	3,798,790
HTC Corp.	1,130,198	1,269,842
Hua Nan Financial Holdings Co., Ltd.	11,076,751	7,508,516
Hung Sheng Construction, Ltd.	1,017,040	617,025
Ibase Technology, Inc.	2,188,222	2,966,628
Innolux Corp.	4,545,820	1,217,170
International Games System Co., Ltd.	5,000	124,218
Iron Force Industrial Co., Ltd.	6,000	18,872
Janfusun Fancyworld Corp. (a)	789,112	86,923
KEE TAI Properties Co., Ltd.	1,123,000	386,329
Kenda Rubber Industrial Co., Ltd.	4,766	4,741
Kerry TJ Logistics Co., Ltd.	1,129,000	1,559,313
Kindom Construction Corp.	1,072,000	1,128,153
Kung Long Batteries Industrial Co., Ltd.	9,000	45,146
Kuoyang Construction Co., Ltd.	1,122,036	905,098
Kwong Fong Industries Corp.	55,776	25,615
Land Mark Optoelectronics Corp.	14,600	143,009

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Largan Precision Co., Ltd.	48,000	$6,645,766
Laser Tek Taiwan Co., Ltd.	89,000	71,491
Leatec Fine Ceramics Co., Ltd. (a)	139,000	81,032
Leofoo Development Co., Ltd. (a)	1,130,154	599,465
Li Cheng Enterprise Co., Ltd.	10,599	12,573
Lite-On Technology Corp.	3,347,265	5,252,703
Long Bon International Co., Ltd.	9,020	4,326
Long Chen Paper Co., Ltd.	3,458,020	1,670,145
Lotus Pharmaceutical Co., Ltd. (a)	27,000	76,595
Machvision, Inc.	15,597	164,669
Macroblock, Inc.	30,000	94,969
Macronix International	520,221	546,590
Makalot Industrial Co., Ltd.	4,345	22,826
MediaTek, Inc.	1,074,329	21,082,767
Medigen Biotechnology Corp. (a)	114,248	331,075
Mega Financial Holding Co., Ltd.	6,818,333	7,140,826
Merida Industry Co., Ltd.	2,100	14,306
Merry Electronics Co., Ltd.	13,571	64,165
Micro-Star International Co., Ltd.	120,000	437,221
Mosel Vitelic, Inc.	759	743
Namchow Holdings Co., Ltd.	1,128,000	1,758,647
Nan Ya Plastics Corp.	4,556,486	9,976,410
Nanya Technology Corp.	59,982	124,012
National Petroleum Co., Ltd.	2,246,468	3,441,521
New Era Electronics Co., Ltd.	70,000	41,994
Newmax Technology Co., Ltd. (a)	75,654	131,797
Nexcom International Co., Ltd.	1,146,638	901,625
Novatek Microelectronics Corp.	747,225	5,774,282
OBI Pharma, Inc. (a)	43,664	171,670
Pacific Hospital Supply Co., Ltd.	68,000	203,508
Pan Jit International, Inc.	99,900	95,822
Parade Technologies, Ltd.	4,000	133,132
PChome Online, Inc. (a)	3,519	14,074
Pegatron Corp.	1,130,686	2,452,640
Pharmally International Holding Co., Ltd.	23,076	128,267
Phytohealth Corp. (a)	9,000	8,602
Pihsiang Machinery Manufacturing Co., Ltd. (d)	51,000	—
Polaris Group/Tw (a)	206,330	112,240
Pou Chen Corp.	4,363,462	4,259,272
Powertech Technology, Inc.	1,142,285	4,142,571
President Chain Store Corp.	22,000	221,085
Promate Electronic Co., Ltd.	1,132,000	1,317,907
ProMOS Technologies, Inc. (a)(d)	257	—
Prosperity Dielectrics Co., Ltd.	52,000	94,819
Quanta Computer, Inc.	3,638,664	8,756,127
Radiant Opto-Electronics Corp.	51,000	204,833
Security Description	Shares	Value
Realtek Semiconductor Corp.	74,000	$749,919
Ritek Corp. (a)	322,000	57,187
Sampo Corp.	3,213,600	2,347,204
Sesoda Corp.	1,256,752	1,143,683
Shih Wei Navigation Co., Ltd. (a)	1,343,221	290,911
Shin Kong Financial Holding Co., Ltd.	5,849,755	1,705,092
Silicon Motion Technology Corp. ADR	16,009	780,759
Sinbon Electronics Co., Ltd.	856,068	4,323,209
Sino-American Silicon Products, Inc.	160,000	514,633
Sinon Corp.	2,266,000	1,393,953
SinoPac Financial Holdings Co., Ltd.	14,827,165	5,452,549
Sinphar Pharmaceutical Co., Ltd.	1,195,524	1,357,422
Solar Applied Materials Technology Co. (a)	1,407,829	1,789,340
Stark Technology, Inc.	987,747	2,222,929
Supreme Electronics Co., Ltd.	3,337,818	3,365,591
Ta Ya Electric Wire & Cable	6,998,720	2,573,713
TA-I Technology Co., Ltd.	60,000	154,959
TaiMed Biologics, Inc. (a)	80,000	243,488
Taimide Tech, Inc.	61,950	82,307
Tainan Enterprises Co., Ltd.	837,589	564,931
Taishin Financial Holding Co., Ltd.	14,323,855	6,481,163
Taisun Enterprise Co., Ltd.	2,346,000	1,840,733
Taiwan Cement Corp.	6,220,357	9,012,871
Taiwan Chinsan Electronic Industrial Co., Ltd.	77,654	93,171
Taiwan Cogeneration Corp.	1,069,000	1,425,720
Taiwan Fire & Marine Insurance Co., Ltd.	69,000	45,954
Taiwan FU Hsing Industrial Co., Ltd.	1,061,000	1,406,060
Taiwan Land Development Corp. (a)	3,437,750	833,090
Taiwan Mobile Co., Ltd.	4,000	14,981
Taiwan Paiho, Ltd.	969,433	2,119,284
Taiwan Sakura Corp.	1,156,726	1,854,400
Taiwan Semiconductor Manufacturing Co., Ltd.	12,296,500	130,448,050
Taiwan Surface Mounting Technology Corp.	62,000	273,179
Taiwan TEA Corp.	2,203,913	1,183,956
Taiwan Union Technology Corp.	260,612	1,267,529
Taiyen Biotech Co., Ltd.	1,122,500	1,188,908
Tatung Co., Ltd. (a)	2,279,399	1,622,376
TCI Co., Ltd.	28,724	266,265
Teapo Electronic Corp.	69,000	80,449
TPK Holding Co., Ltd. (a)	8,000	12,595
Transasia Airways Corp. (d)	361,784	—
Tripod Technology Corp.	1,082,320	4,805,502
TrueLight Corp. (a)	9,100	13,555

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Tul Corp.	48,000	$78,822
Tung Thih Electronic Co., Ltd. (a)	5,000	9,185
Unimicron Technology Corp.	190,000	322,629
Uni-President Enterprises Corp.	2,266,993	5,478,371
United Microelectronics Corp. ADR	2,418,754	6,385,511
United Renewable Energy Co., Ltd. (a)	79,295	17,577
Unity Opto Technology Co., Ltd. (a)	12,759	1,782
Ve Wong Corp.	874,340	872,725
Via Technologies, Inc. (a)	91,000	103,477
Visual Photonics Epitaxy Co., Ltd.	310,151	961,847
Wafer Works Corp.	177,000	200,369
Walsin Lihwa Corp.	179,000	88,273
Walsin Technology Corp.	100,000	606,687
Wei Chuan Foods Corp.	1,056,000	823,196
Wei Mon Industry Co., Ltd. (d)	240,450	—
Weikeng Industrial Co., Ltd.	1,203,199	625,976
Win Semiconductors Corp.	156,000	1,580,911
Winbond Electronics Corp.	1,082,670	489,879
Wistron Corp.	3,381,476	4,102,996
Wiwynn Corp.	27,733	753,847
Yageo Corp.	111,858	1,444,454
Young Optics, Inc.	43,000	95,606
Yulon Finance Corp.	9,900	36,574
Zeng Hsing Industrial Co., Ltd.	70,350	331,429
Zenitron Corp.	2,278,000	1,509,427
		557,344,319
THAILAND — 2.4%
Advanced Info Service PCL	1,416,071	8,476,038
Airports of Thailand PCL	3,034,700	5,940,285
B Grimm Power PCL	186,900	323,519
Bangkok Commercial Asset Management PCL	129,165	101,552
Bangkok Dusit Medical Services PCL Class F	903,500	657,729
Bangkok Expressway & Metro PCL	20,705,839	6,364,328
Bangkok Land PCL	12,373,000	408,330
Bank of Ayudhya PCL	438,800	323,696
Banpu PCL	3,805,060	750,978
Beauty Community PCL (b)	916,800	45,681
BEC World PCL (a)	456,200	73,506
BTS Group Holdings PCL	569,000	208,030
Bumrungrad Hospital PCL	115,200	434,225
Central Pattana PCL	909,600	1,434,700
Central Plaza Hotel PCL (a)	680,900	506,696
Central Retail Corp. PCL (a)	891,500	944,645
CH Karnchang PCL	113,948	73,735
Charoen Pokphand Foods PCL	341,400	350,706
CP ALL PCL (a)	3,150,700	6,906,412
CPN Retail Growth Leasehold REIT	213,800	179,853
Security Description	Shares	Value
Electricity Generating PCL	664,901	$5,313,615
Energy Absolute PCL	114,200	145,025
Global Power Synergy PCL Class F	161,200	383,344
Gulf Energy Development PCL	1,375,800	1,680,383
Indorama Ventures PCL	529,600	475,496
IRPC PCL	15,754,158	1,335,465
Jasmine International PCL	4,750,641	550,264
Kasikornbank PCL	1,020,900	3,071,866
Krung Thai Bank PCL	793,000	264,269
Land & Houses PCL	1,239,100	304,688
Minor International PCL (a)	569,028	373,737
Muangthai Capital PCL (a)	195,900	329,590
Pruksa Holding PCL	455,700	169,556
PTT Exploration & Production PCL	1,451,872	4,309,933
PTT Global Chemical PCL	437,700	654,975
PTT PCL	8,069,691	9,856,211
Quality Houses PCL	4,239,783	307,275
Sansiri PCL	4,403,033	108,268
Siam Cement PCL	682,923	8,131,219
Siam Commercial Bank PCL	2,028,302	4,757,806
Siam Future Development PCL (b)	3,740,675	551,888
Sri Trang Agro-Industry PCL (a)	324,600	286,188
Srisawad Corp. PCL (a)	240,100	400,070
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	1,486,166	903,985
Thai Airways International PCL (a)	1,131,400	139,103
Thai Beverage PCL	6,906,000	3,341,493
Thai Oil PCL	1,574,282	2,253,886
Thaicom PCL	683,800	103,983
Tisco Financial Group PCL NVDR (f)	35,500	79,827
Tisco Financial Group PCL (f)	2,186,021	4,915,585
TMB Bank PCL	97,362,227	3,307,622
Total Access Communication PCL	114,700	145,660
True Corp. PCL (b)	8,755,110	963,112
TTCL PCL	116,000	11,184
U City PCL Class F (a)(b)	1,475,450	68,742
		94,499,957
TURKEY — 0.7%
Akbank T.A.S. (a)	2,185,032	1,938,071
Anadolu Efes Biracilik Ve Malt Sanayii A/S	383,173	1,191,765
Aselsan Elektronik Sanayi Ve Ticaret A/S	105,835	501,480
Bera Holding A/S (a)	286,969	182,528
BIM Birlesik Magazalar A/S	212,478	2,107,809
Coca-Cola Icecek A/S	7,973	50,480
Dogan Sirketler Grubu Holding A/S	2,601,771	797,071

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Eregli Demir ve Celik Fabrikalari TAS	1,410,766	$1,765,837
Haci Omer Sabanci Holding A/S	951,026	1,281,955
KOC Holding A/S	1,427,507	3,748,514
Logo Yazilim Sanayi Ve Ticaret A/S (a)	9,382	106,073
Migros Ticaret A/S (a)	14,810	83,181
MLP Saglik Hizmetleri AS (a)(c)	62,348	181,002
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	77,982	99,998
Tupras Turkiye Petrol Rafinerileri A/S (a)	108,868	1,421,450
Turk Hava Yollari AO (a)	468,252	855,249
Turkcell Iletisim Hizmetleri A/S	819,697	1,965,910
Turkiye Garanti Bankasi A/S (a)	2,058,241	2,540,241
Turkiye Halk Bankasi A/S (a)	182,541	170,697
Turkiye Is Bankasi A/S Class C (a)	2,227,078	1,812,917
Turkiye Vakiflar Bankasi TAO Class D (a)	311,225	241,997
Ulker Biskuvi Sanayi A/S (a)	492,164	1,744,715
Yapi ve Kredi Bankasi A/S (a)	2,219,665	790,107
		25,579,047
UNITED ARAB EMIRATES — 0.6%
Abu Dhabi Commercial Bank PJSC	1,959,554	2,640,729
Agthia Group PJSC	70,094	54,004
Air Arabia PJSC	3,714,186	1,243,741
Ajman Bank PJSC (a)	1,461,821	238,785
Al Waha Capital PJSC (a)	720,462	133,377
Aldar Properties PJSC	3,115,885	1,509,951
Arabtec Holding PJSC	504,845	79,854
Bank of Sharjah (a)	529,972	88,734
DAMAC Properties Dubai Co. PJSC (a)	2,582,370	481,582
Depa, Ltd. (a)	1,406,287	117,154
Deyaar Development PJSC (a)	2,428,488	183,799
DP World PLC (a)	3,330	54,446
Dubai Financial Market PJSC	1,501,526	337,656
Dubai Investments PJSC	1,273,792	402,270
DXB Entertainments PJSC (a)	5,913,813	201,251
Emaar Malls PJSC (a)	758,514	282,908
Emaar Properties PJSC (a)	2,690,608	1,999,744
Emirates NBD Bank PJSC	404,848	976,533
Emirates Telecommunications Group Co. PJSC	585,288	2,629,147
Eshraq Properties Co. PJSC (a)	3,594,735	212,367
First Abu Dhabi Bank PJSC	2,418,631	7,401,117
Gulf General Investment Co. (a)(d)	638,957	15,525
Gulf Pharmaceutical Industries PSC (a)	80,276	24,915
Invest bank PSC (a)	76,929	11,100
National Central Cooling Co. PJSC	1,705,846	896,311
Security Description	Shares	Value
Network International Holdings PLC (a)(c)	148,952	$811,639
Orascom Construction PLC	5,490	28,603
Orascom Construction PLC	23,700	97,869
RAK Properties PJSC	2,867,091	274,755
Ras Al Khaimah Ceramics	208,008	74,751
SHUAA Capital PSC (a)	3,859,516	546,383
Union Properties PJSC (a)	1,016,516	83,023
		24,134,023
UNITED KINGDOM — 0.0% (e)
Tiso Blackstar Group SE (a)	2,295	476
UNITED STATES — 0.0% (e)
Bizlink Holding, Inc.	29,000	206,409
Ideanomics, Inc. (a)(b)	122,398	246,020
IntelliEPI, Inc.	209,000	391,727
Titan Cement International SA	27,575	329,530
		1,173,686
TOTAL COMMON STOCKS (Cost $4,037,496,468)		3,837,004,505

PREFERRED STOCKS — 0.0% (e)
SOUTH AFRICA — 0.0% (e)
Zambezi Platinum RF, Ltd. Preference Shares 10.75% (a) (Cost: $417,512)	85,952	400,697
RIGHTS — 0.0% (e)
CHINA — 0.0% (e)
Greentown China Holdings (expiring 7/2/20) (a) (d)	10,584	—
INDIA — 0.0%
Aditya Birla Fashion and Retail, Ltd. (expiring 7/22/20) (a)	17,599	3,566
THAILAND — 0.0% (e)
Minor International PCL (expiring 7/23/20) (a)	69,393	3,143
UNITED ARAB EMIRATES — 0.0% (e)
Gulf Pharmaceutical Industries PSC (expiring 7/12/20) (a)	61,258	751
TOTAL RIGHTS (Cost $11,845)		7,460
WARRANTS — 0.0% (e)
MALAYSIA — 0.0% (e)
Guan Chong Bhd (expiring 11/4/22) (a)	227,666	49,146
Malaysian Resources Corp. Bhd (expiring 10/29/27) (a)	179,301	4,603
		53,749

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
THAILAND — 0.0% (e)
BTS Group Holdings PCL (expiring 2/16/21) (a)	43,400	$1,601
TTCL PCL (expiring 6/28/21) (a)	9,560	133
		1,734
TOTAL WARRANTS (Cost $0)		55,483
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (g) (h)	569,871	569,871
State Street Navigator Securities Lending Portfolio II (i) (j)	65,979,846	65,979,846
TOTAL SHORT-TERM INVESTMENTS (Cost $66,549,717)		66,549,717
TOTAL INVESTMENTS — 100.5% (Cost $4,104,475,542)		3,904,017,862
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(19,195,146)
NET ASSETS — 100.0%		$3,884,822,716
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.9% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2020, total aggregate fair value of the security is $73,048, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI Taiwan Index Futures	22	07/30/2020	$945,940	$951,940	$6,000
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,748,020,300	$88,911,157	$73,048 (a)	$3,837,004,505
Preferred Stocks	400,697	—	—	400,697
Rights	751	6,709	0(a)	7,460
Warrants	55,483	—	—	55,483
Short-Term Investments	66,549,717	—	—	66,549,717
TOTAL INVESTMENTS	$3,815,026,948	$88,917,866	$73,048	$3,904,017,862
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	6,000	—	—	6,000
TOTAL OTHER FINANCIAL INSTRUMENTS:	$6,000	$—	$—	$6,000
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,815,032,948	$88,917,866	$73,048	$3,904,023,862

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2020.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of June 30, 2020

% of Net Assets
Financials	21.2%
Consumer Discretionary	16.7
Information Technology	13.0
Communication Services	12.4
Materials	7.5
Consumer Staples	6.6
Energy	6.1
Industrials	5.4
Health Care	4.3
Real Estate	3.1
Utilities	2.5
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	11,806,853	$11,808,034	$335,509,528	$347,317,608	$46	$—	—	$—	$208,546
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	153,024,946	152,455,075	—	—	569,871	569,871	49,183
State Street Navigator Securities Lending Portfolio II	—	—	277,969,826	211,989,980	—	—	65,979,846	65,979,846	385,396
State Street Navigator Securities Lending Portfolio III	40,363,989	40,363,989	22,671,496	63,035,485	—	—	—	—	51,205
Total		$52,172,023	$789,175,796	$774,798,148	$46	$—		$66,549,717	$694,330
See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
CHILE — 1.2%
Aguas Andinas SA Class A	2,844,516	$964,349
Banco Santander Chile	59,133,301	2,421,251
		3,385,600
CHINA — 17.3%
Agricultural Bank of China, Ltd. Class H	1,191,000	479,446
Bank of China, Ltd. Class H	1,255,000	464,728
Bank of Communications Co., Ltd. Class H	767,000	473,038
China Construction Bank Corp. Class H	527,000	426,335
China Merchants Port Holdings Co., Ltd.	2,017,812	2,384,785
China Zhongwang Holdings, Ltd. (a)	2,230,800	420,230
Chongqing Rural Commercial Bank Co., Ltd. Class H	273,000	107,432
CITIC Telecom International Holdings, Ltd.	3,090,000	980,769
CITIC, Ltd.	7,752,000	7,281,456
CNOOC, Ltd.	6,985,000	7,768,671
Far East Horizon, Ltd. (a)	155,000	131,592
Hengan International Group Co., Ltd.	1,455,000	11,395,274
Industrial & Commercial Bank of China, Ltd. Class H	566,000	343,232
Jiangsu Expressway Co., Ltd. Class H	1,408,000	1,649,535
Longfor Group Holdings, Ltd. (b)	2,051,000	9,751,608
Sinotrans, Ltd. Class H	3,620,000	733,299
SITC International Holdings Co., Ltd.	824,000	879,237
Zhejiang Expressway Co., Ltd. Class H	2,524,000	1,784,609
		47,455,276
GREECE — 0.3%
Motor Oil Hellas Corinth Refineries SA	57,703	799,097
HONG KONG — 11.9%
China Mobile, Ltd.	1,287,500	8,688,044
China Resources Land, Ltd.	2,610,000	9,883,749
Guangdong Investment, Ltd.	3,678,000	6,311,556
Shanghai Industrial Holdings, Ltd.	538,000	827,431
Xinyi Glass Holdings, Ltd.	3,534,000	4,331,748
Yuexiu Property Co., Ltd.	11,692,000	2,081,809
Yuexiu Transport Infrastructure, Ltd.	790,000	551,439
		32,675,776
INDIA — 3.0%
Castrol India, Ltd.	540,935	900,558
Power Grid Corp. of India, Ltd.	3,165,764	7,331,210
		8,231,768
Security Description	Shares	Value
INDONESIA — 1.7%
Gudang Garam Tbk PT	823,200	$2,718,548
Hanjaya Mandala Sampoerna Tbk PT	15,568,600	1,792,814
		4,511,362
LUXEMBOURG — 1.1%
Ternium SA ADR	204,841	3,107,438
MALAYSIA — 6.3%
AMMB Holdings Bhd	1,333,100	967,548
CIMB Group Holdings Bhd	4,195,041	3,485,262
Malayan Banking Bhd	3,206,271	5,619,392
Maxis Bhd	749,600	939,405
Petronas Chemicals Group Bhd	3,489,100	5,048,406
Petronas Gas Bhd	277,500	1,093,162
		17,153,175
MEXICO — 0.9%
Bolsa Mexicana de Valores SAB de CV (a)	437,929	815,325
Kimberly-Clark de Mexico SAB de CV Class A	1,140,384	1,770,761
		2,586,086
MONACO — 0.4%
GasLog, Ltd.	370,122	1,040,043
PHILIPPINES — 0.3%
Globe Telecom, Inc.	21,325	885,956
POLAND — 1.3%
Polskie Gornictwo Naftowe i Gazownictwo SA	3,185,556	3,660,170
QATAR — 0.8%
Industries Qatar QSC	721,970	1,526,031
Qatar Electricity & Water Co. QSC	156,032	677,096
		2,203,127
RUSSIA — 0.3%
Federal Grid Co. Unified Energy System PJSC	358,808,964	937,568
SOUTH AFRICA — 13.4%
Absa Group, Ltd.	837,215	4,110,184
AVI, Ltd.	441,357	1,791,846
FirstRand, Ltd.	1,183,562	2,592,597
JSE, Ltd.	89,709	629,899
KAP Industrial Holdings, Ltd.	4,716,896	675,975
Liberty Holdings, Ltd.	149,292	567,782
Nedbank Group, Ltd.	511,086	2,987,095
Netcare, Ltd.	2,592,193	2,034,965
Pick n Pay Stores, Ltd.	634,923	1,863,659
Sanlam, Ltd.	774,739	2,628,093
SPAR Group, Ltd.	312,614	3,087,457
Standard Bank Group, Ltd.	550,039	3,308,148
Tiger Brands, Ltd.	438,812	4,505,557
Vodacom Group, Ltd. (a)	829,053	5,866,594
		36,649,851

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
TAIWAN — 23.7%
CTBC Financial Holding Co., Ltd.	5,628,000	$3,881,774
CTCI Corp.	512,000	676,778
Far Eastern International Bank	1,595,171	600,125
Far Eastern New Century Corp.	4,248,000	4,016,987
Formosa Plastics Corp.	2,885,000	8,565,676
Formosa Taffeta Co., Ltd.	879,000	1,084,431
Fubon Financial Holding Co., Ltd.	2,661,000	3,959,325
Hota Industrial Manufacturing Co., Ltd.	421,000	1,441,170
International CSRC Investment Holdings Co.	2,168,460	1,480,943
Inventec Corp.	2,740,000	2,330,966
Lien Hwa Industrial Holdings Corp.	599,300	863,267
Mega Financial Holding Co., Ltd.	4,794,000	5,020,746
Nan Ya Plastics Corp.	3,026,000	6,625,417
Sercomm Corp.	592,000	1,567,056
Sinbon Electronics Co., Ltd.	259,000	1,307,970
St Shine Optical Co., Ltd.	66,000	789,642
Taishin Financial Holding Co., Ltd.	6,803,132	3,078,236
Taiwan Semiconductor Manufacturing Co., Ltd.	1,008,000	10,693,420
Vanguard International Semiconductor Corp.	1,786,000	4,709,478
Wistron NeWeb Corp.	1,079,616	2,356,497
		65,049,904
THAILAND — 12.5%
Hana Microelectronics PCL NVDR	822,400	738,384
Land & Houses PCL NVDR	21,837,489	5,369,730
Major Cineplex Group PCL	567,400	275,370
Major Cineplex Group PCL NVDR	1,171,900	568,745
Pruksa Holding PCL NVDR	37,000	13,767
PTT Global Chemical PCL NVDR	7,047,800	10,546,332
Quality Houses PCL NVDR (a)	24,045,400	1,742,674
Ratch Group PCL NVDR	2,122,600	4,275,074
Ratch Group PCL (a)	483,200	973,201
Siam Commercial Bank PCL NVDR	1,721,600	4,038,373
Thanachart Capital PCL NVDR	968,500	1,112,408
Security Description	Shares	Value
Thanachart Capital PCL	237,700	$273,019
Tisco Financial Group PCL NVDR	1,329,750	2,990,136
Tisco Financial Group PCL	197,763	444,699
TTW PCL NVDR	1,910,000	815,724
		34,177,636
UNITED ARAB EMIRATES — 2.8%
Abu Dhabi Commercial Bank PJSC	1,877,779	2,530,527
Emirates Telecommunications Group Co. PJSC	392,601	1,763,586
First Abu Dhabi Bank PJSC	1,111,105	3,400,030
		7,694,143
TOTAL COMMON STOCKS (Cost $342,828,016)		272,203,976

SHORT-TERM INVESTMENT — 1.5%
State Street Navigator Securities Lending Portfolio II (c) (d) (Cost $4,051,301)	4,051,301	4,051,301
TOTAL INVESTMENTS — 100.7% (Cost $346,879,317)		276,255,277
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(1,814,725)
NET ASSETS — 100.0%		$274,440,552
(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.6% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
NVDR	Non Voting Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$270,237,687	$1,966,289	$—	$272,203,976
Short-Term Investment	4,051,301	—	—	4,051,301
TOTAL INVESTMENTS	$274,288,988	$1,966,289	$—	$276,255,277
See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Sector Breakdown as of June 30, 2020

% of Net Assets
Financials	23.3%
Materials	13.4
Consumer Staples	10.9
Real Estate	10.5
Information Technology	8.6
Utilities	8.5
Industrials	8.4
Communication Services	7.3
Energy	4.8
Consumer Discretionary	2.5
Health Care	1.0
Short-Term Investment	1.5
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	117,608	$117,619	$36,913,916	$37,030,752	$(783)	$—	—	$—	$4,203
State Street Navigator Securities Lending Portfolio II	—	—	33,931,039	29,879,738	—	—	4,051,301	4,051,301	35,980
State Street Navigator Securities Lending Portfolio III	6,179,351	6,179,351	7,281,879	13,461,230	—	—	—	—	5,275
Total		$6,296,970	$78,126,834	$80,371,720	$(783)	$—		$4,051,301	$45,458
See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
ARGENTINA — 0.0% (a)
Globant SA (b)	15,894	$2,381,716
AUSTRALIA — 6.1%
Abacus Property Group REIT	117,675	217,131
Afterpay, Ltd. (b)	67,353	2,828,261
AGL Energy, Ltd.	268,335	3,149,964
ALS, Ltd.	191,352	864,253
Altium, Ltd.	45,703	1,022,032
Alumina, Ltd.	2,641,814	2,955,694
AMP, Ltd. (b)	1,485,405	1,897,111
Ampol, Ltd.	107,582	2,171,738
Ansell, Ltd.	234,030	5,913,458
APA Group Stapled Security	738,559	5,659,581
Ardent Leisure Group, Ltd. (b)	2,615,893	702,406
Aristocrat Leisure, Ltd.	392,962	6,899,135
ASX, Ltd.	81,620	4,797,960
Atlas Arteria, Ltd. Stapled Security	249,602	1,137,653
Atlassian Corp. PLC Class A (b)	46,258	8,338,930
Aurizon Holdings, Ltd.	878,278	2,975,096
AusNet Services	693,410	797,279
Australia & New Zealand Banking Group, Ltd.	1,100,608	14,124,805
Avita Medical, Ltd. (b)	111,108	688,480
Bendigo & Adelaide Bank, Ltd. (c)	230,118	1,110,638
BHP Group PLC	751,553	15,363,078
BHP Group, Ltd.	1,055,622	26,033,820
BlueScope Steel, Ltd.	337,759	2,718,475
Boral, Ltd.	284,307	741,875
Brambles, Ltd.	1,068,456	7,996,318
BWP Trust REIT	1,629,239	4,296,229
carsales.com, Ltd.	144,769	1,768,207
Challenger, Ltd. (c)	265,311	805,560
Charter Hall Group REIT	175,337	1,169,772
CIMIC Group, Ltd.	47,539	789,462
Cleanaway Waste Management, Ltd.	784,470	1,188,237
Coca-Cola Amatil, Ltd.	252,114	1,503,207
Cochlear, Ltd.	21,946	2,854,698
Coles Group, Ltd.	471,674	5,575,915
Commonwealth Bank of Australia	673,410	32,186,078
Computershare, Ltd.	193,374	1,764,078
Crown Resorts, Ltd.	139,747	930,407
CSL, Ltd.	203,330	40,177,901
CSR, Ltd.	941,861	2,386,374
Dexus REIT	437,711	2,772,549
Domain Holdings Australia, Ltd.	64,477	148,715
Domino's Pizza Enterprises, Ltd. (c)	24,332	1,150,735
Dubber Corp., Ltd. (b)	813,616	632,997
Evolution Mining, Ltd.	581,324	2,269,369
Flight Centre Travel Group, Ltd. (c)	21,097	161,521
Security Description	Shares	Value
Fortescue Metals Group, Ltd.	683,809	$6,520,614
Goodman Group REIT	631,655	6,458,182
GPT Group REIT	703,515	2,019,823
GWA Group, Ltd. (c)	875,198	1,669,129
Harvey Norman Holdings, Ltd. (c)	233,568	569,273
Iluka Resources, Ltd.	215,918	1,269,552
Incitec Pivot, Ltd.	675,425	871,931
Infigen Energy Stapled Security (c)	631,559	408,739
Ingenia Communities Group REIT	603,222	1,864,779
Insurance Australia Group, Ltd.	1,657,703	6,585,465
JB Hi-Fi, Ltd.	43,694	1,294,485
Lendlease Group Stapled Security	225,148	1,917,528
LIVETILES, Ltd. (b)(c)	3,215,845	509,245
Macquarie Group, Ltd.	156,495	12,778,770
Magellan Financial Group, Ltd.	54,181	2,163,983
Medibank Pvt, Ltd.	1,098,483	2,261,353
Megaport, Ltd. (b)	85,114	707,900
Mesoblast, Ltd. (b)(c)	284,864	637,419
Mineral Resources, Ltd.	59,857	872,448
Mirvac Group REIT	1,512,148	2,259,217
National Australia Bank, Ltd.	1,115,299	13,990,833
Newcrest Mining, Ltd.	347,438	7,542,324
NEXTDC, Ltd. (b)	167,510	1,139,466
nib holdings, Ltd.	174,640	554,305
Nine Entertainment Co. Holdings, Ltd.	191,557	182,004
Northern Star Resources, Ltd.	290,980	2,676,538
Oil Search, Ltd.	520,290	1,135,556
Orica, Ltd.	121,712	1,394,410
Origin Energy, Ltd.	898,084	3,611,052
Orora, Ltd.	601,835	1,052,483
OZ Minerals, Ltd.	191,157	1,442,463
Perpetual, Ltd. (c)	120,733	2,466,309
PointsBet Holdings Pty, Ltd. (b)	290,327	1,059,418
PolyNovo, Ltd. (b)(c)	578,440	1,011,570
Qantas Airways, Ltd.	403,889	1,051,133
QBE Insurance Group, Ltd.	538,971	3,287,782
Qube Holdings, Ltd.	724,160	1,450,880
Ramsay Health Care, Ltd.	51,517	2,359,428
REA Group, Ltd. (c)	20,670	1,535,272
Rio Tinto, Ltd.	155,305	10,474,616
Santos, Ltd.	1,000,982	3,652,633
Saracen Mineral Holdings, Ltd. (b)	411,170	1,534,351
Scentre Group REIT	2,085,231	3,115,429
SEEK, Ltd.	141,243	2,128,710
Sonic Healthcare, Ltd.	244,201	5,116,268
South32, Ltd. (d)	706,255	985,570
South32, Ltd. (d)	1,261,870	1,772,347
Spark Infrastructure Group Stapled Security	656,288	976,005
Stockland REIT	993,071	2,263,144
Suncorp Group, Ltd.	498,363	3,167,024

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Sydney Airport Stapled Security	443,025	$1,729,479
Tabcorp Holdings, Ltd.	1,229,726	2,861,732
Telstra Corp., Ltd.	1,729,956	3,728,063
TPG TELECOM, Ltd. (b)	93,654	573,879
Transurban Group Stapled Security	1,004,115	9,768,537
Treasury Wine Estates, Ltd.	499,479	3,603,980
TUAS, Ltd. (b)	46,827	21,762
Vicinity Centres REIT	1,303,015	1,282,890
Wesfarmers, Ltd.	471,683	14,558,709
Westpac Banking Corp.	1,318,636	16,296,460
WiseTech Global, Ltd. (c)	55,349	737,386
Woodside Petroleum, Ltd.	426,419	6,356,211
Woolworths Group, Ltd.	425,609	10,924,224
Worley, Ltd. (c)	366,271	2,198,988
		438,048,640
AUSTRIA — 0.2%
ams AG (b)	24,427	362,326
ANDRITZ AG (b)	14,175	515,829
Erste Group Bank AG (b)	140,786	3,312,694
OMV AG	139,623	4,666,891
Raiffeisen Bank International AG	52,792	940,392
Voestalpine AG (c)	124,301	2,672,808
		12,470,940
BELGIUM — 0.9%
Ackermans & van Haaren NV (b)	8,992	1,175,566
Aedifica SA REIT	39,023	4,264,531
Ageas SA/NV	165,009	5,845,304
Anheuser-Busch InBev SA	293,586	14,464,094
Bekaert SA	38,725	758,970
Celyad SA (b)	10,165	111,200
Colruyt SA	24,560	1,350,816
Euronav NV	71,854	578,236
Galapagos NV (b)	16,824	3,307,723
Gimv NV	7,692	442,331
Groupe Bruxelles Lambert SA	43,658	3,661,885
KBC Group NV	134,625	7,720,480
Proximus SADP	56,674	1,154,673
Solvay SA	29,603	2,369,296
UCB SA	85,568	9,908,498
Umicore SA	78,502	3,695,185
		60,808,788
BERMUDA — 0.0% (a)
China Eco Farming, Ltd.	14,000	98
CANADA — 8.5%
AGF Management, Ltd. Class B (c)	264,393	974,488
Agnico Eagle Mines, Ltd.	91,864	5,863,243
Aimia, Inc. (b)(c)	97,829	213,328
Air Canada (b)(c)	104,814	1,304,403
Alamos Gold, Inc. Class A (c)	152,723	1,419,584
Security Description	Shares	Value
Algonquin Power & Utilities Corp. (c)	107,354	$1,383,306
Alimentation Couche-Tard, Inc. Class B	334,641	10,459,374
AltaGas, Ltd. (c)	57,942	665,780
Aphria, Inc. (b)(c)	37,301	159,392
ARC Resources, Ltd. (c)	148,235	496,293
Atco, Ltd. Class I	29,603	875,266
Athabasca Oil Corp. (b)(c)	135,980	17,971
Aurora Cannabis, Inc. (b)(c)	33,140	408,532
B2Gold Corp.	441,126	2,500,362
Badger Daylighting, Ltd. (c)	25,812	563,240
Ballard Power Systems, Inc. (b)(c)	63,788	978,364
Bank of Montreal	243,651	12,926,741
Bank of Nova Scotia (c)	475,535	19,614,946
Barrick Gold Corp.	820,720	22,012,409
Bausch Health Cos., Inc. (b)	133,415	2,433,208
BCE, Inc.	108,739	4,520,413
BlackBerry, Ltd. (b)	256,675	1,247,569
Bombardier, Inc. Class B (b)(c)	953,542	294,044
Boralex, Inc. Class A	28,964	657,113
Brookfield Asset Management, Inc. Class A (c)	627,990	20,601,023
CAE, Inc.	114,296	1,847,869
Cameco Corp.	265,118	2,709,576
Canada Goose Holdings, Inc. (b)(c)	23,216	537,915
Canadian Apartment Properties REIT	29,681	1,058,884
Canadian Imperial Bank of Commerce (c)	176,200	11,738,905
Canadian National Railway Co.	311,171	27,441,078
Canadian Natural Resources, Ltd.	518,399	8,963,507
Canadian Pacific Railway, Ltd.	53,933	13,674,114
Canadian Solar, Inc. (b)(c)	18,030	347,438
Canadian Tire Corp., Ltd. Class A (c)	33,455	2,889,608
Canadian Utilities, Ltd. Class A	46,379	1,150,962
Canadian Western Bank (c)	176,006	3,056,198
Canopy Growth Corp. (b)(c)	68,234	1,101,663
Cargojet, Inc.	5,248	616,505
CCL Industries, Inc. Class B	47,721	1,537,443
Cenovus Energy, Inc.	305,340	1,423,575
CES Energy Solutions Corp. (c)	124,301	98,565
CGI, Inc. (b)	168,613	10,588,451
Choice Properties Real Estate Investment Trust	59,352	555,172
CI Financial Corp.	95,760	1,214,226
Cineplex, Inc. (c)	24,560	144,980
Colliers International Group, Inc. (c)	11,308	646,764
Constellation Software, Inc.	7,763	8,737,023
Crescent Point Energy Corp. (c)	282,298	455,988
CT Real Estate Investment Trust	115,480	1,151,409

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Descartes Systems Group, Inc. (b)(c)	32,075	$1,687,823
Dollarama, Inc.	135,369	4,488,446
ECN Capital Corp.	11,678	33,096
Eldorado Gold Corp. (b)(c)	41,223	396,189
Element Fleet Management Corp. (c)	152,807	1,136,516
Emera, Inc.	57,977	2,273,958
Empire Co., Ltd. Class A	63,837	1,523,745
Enbridge, Inc.	768,293	23,285,709
Enerplus Corp. (c)	61,896	173,600
Enghouse Systems, Ltd.	15,544	827,416
Exchange Income Corp. (c)	56,644	1,112,501
Fairfax Financial Holdings, Ltd.	15,388	4,738,758
Finning International, Inc. (c)	55,369	752,482
Firm Capital Mortgage Investment Corp.	231,035	1,910,025
First Capital Real Estate Investment Trust	53,220	542,359
First Majestic Silver Corp. (b)(c)	108,907	1,079,475
First Quantum Minerals, Ltd.	265,570	2,109,741
FirstService Corp. (c)	12,570	1,262,076
Fortis, Inc.	162,335	6,153,712
Franco-Nevada Corp.	67,993	9,467,601
George Weston, Ltd.	28,358	2,070,634
Gildan Activewear, Inc.	91,970	1,420,065
Gran Tierra Energy, Inc. (b)(c)	198,316	66,979
Granite Real Estate Investment Trust	10,396	534,760
Great Canadian Gaming Corp. (b)	22,962	455,700
Great-West Lifeco, Inc.	120,416	2,104,186
H&R Real Estate Investment Trust	53,220	381,371
Home Capital Group, Inc. (b)	22,269	329,947
Husky Energy, Inc. (c)	237,302	777,068
Hydro One, Ltd. (c)(e)	66,114	1,239,273
iA Financial Corp., Inc.	37,258	1,243,575
IAMGOLD Corp. (b)	335,193	1,326,498
IGM Financial, Inc. (c)	31,588	765,116
Imperial Oil, Ltd. (c)	98,263	1,575,671
Innergex Renewable Energy, Inc.	200,644	2,813,730
Intact Financial Corp.	55,790	5,292,677
Inter Pipeline, Ltd. (c)	133,412	1,238,126
International Petroleum Corp. (b)(c)	29,622	53,701
Keyera Corp. (c)	68,260	1,035,928
Kinross Gold Corp. (b)	435,578	3,134,115
Kirkland Lake Gold, Ltd.	104,871	4,304,177
Lightspeed POS, Inc. (b)(c)	29,970	713,603
Linamar Corp.	19,405	522,881
Loblaw Cos., Ltd.	75,262	3,653,136
Lundin Mining Corp.	293,093	1,566,606
Magna International, Inc.	155,914	6,921,116
Manulife Financial Corp.	825,158	11,189,918
Maple Leaf Foods, Inc. (c)	29,596	619,517
Methanex Corp.	33,463	601,941
Security Description	Shares	Value
Metro, Inc.	97,264	$3,999,107
Morneau Shepell, Inc. (c)	26,652	620,119
MTY Food Group, Inc. (c)	65,790	1,175,719
National Bank of Canada (c)	148,596	6,711,913
New Gold, Inc. (b)(c)	237,358	320,660
Northland Power, Inc. (c)	59,800	1,491,927
Nutrien, Ltd. (c)	333,433	10,678,669
Onex Corp.	32,230	1,451,297
Open Text Corp.	86,725	3,670,849
Osisko Gold Royalties, Ltd. (c)	56,016	557,692
Pan American Silver Corp. (c)	70,127	2,122,861
Parex Resources, Inc. (b)(c)	144,541	1,736,190
Pembina Pipeline Corp. (c)	156,223	3,892,958
Peyto Exploration & Development Corp. (c)	52,788	69,376
Pizza Pizza Royalty Corp. (c)	107,470	658,076
Power Corp. of Canada	251,802	4,414,854
PrairieSky Royalty, Ltd. (c)	81,591	513,987
Precision Drilling Corp. (b)(c)	122,866	92,916
Premium Brands Holdings Corp. (c)	11,468	729,169
Pretium Resources, Inc. (b)(c)	72,372	603,631
Quebecor, Inc. Class B	65,558	1,404,058
Real Matters, Inc. (b)	42,070	817,925
Restaurant Brands International, Inc. (c)	90,667	4,918,785
RioCan Real Estate Investment Trust	61,871	697,752
Ritchie Bros Auctioneers, Inc. (c)	42,484	1,724,002
Rogers Communications, Inc. Class B	223,879	8,966,666
Royal Bank of Canada	562,338	38,030,068
Russel Metals, Inc.	23,247	276,848
Sandstorm Gold, Ltd. (b)(c)	68,536	655,671
Saputo, Inc.	103,891	2,469,128
Secure Energy Services, Inc. (c)	68,179	83,597
SEMAFO, Inc. (b)	183,115	622,483
Seven Generations Energy, Ltd. Class A (b)	69,284	154,134
Shaw Communications, Inc. Class B	333,651	5,423,666
Sherritt International Corp. (b)(c)	226,319	19,940
Shopify, Inc. Class A (b)	40,510	38,361,661
SmartCentres Real Estate Investment Trust	26,725	410,294
SNC-Lavalin Group, Inc. (c)	78,966	1,328,275
Stantec, Inc.	30,873	949,991
Stella-Jones, Inc. (c)	23,616	591,961
Sun Life Financial, Inc.	306,796	11,237,924
Suncor Energy, Inc.	764,131	12,842,114
TC Energy Corp. (c)	360,065	15,333,164
Teck Resources, Ltd. Class B	233,431	2,437,143
TELUS Corp. (c)	382,453	6,393,873
Thomson Reuters Corp.	99,557	6,742,392
TMX Group, Ltd. (c)	19,362	1,908,195

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Torex Gold Resources, Inc. (b)	33,412	$524,730
Toromont Industries, Ltd. (c)	30,873	1,527,103
Toronto-Dominion Bank	781,396	34,761,221
Tourmaline Oil Corp.	50,271	438,118
TransAlta Corp.	109,920	649,674
Transat AT, Inc. (b)(c)	133,070	559,832
Turquoise Hill Resources, Ltd. (b)(c)	377,917	277,472
Vermilion Energy, Inc. (c)	43,911	194,730
Waste Connections, Inc. (c)	102,160	9,540,184
West Fraser Timber Co., Ltd. (c)	16,674	584,202
Wheaton Precious Metals Corp. (c)	159,916	7,010,708
Whitecap Resources, Inc. (c)	143,289	234,607
WSP Global, Inc. (c)	24,393	1,491,161
Xenon Pharmaceuticals, Inc. (b)	49,910	625,871
Yamana Gold, Inc.	464,064	2,514,532
Zymeworks, Inc. (b)	14,232	513,348
		610,946,626
CAYMAN ISLANDS — 0.0% (a)
Endeavour Mining Corp. (b)	29,676	715,754
CHILE — 0.0% (a)
Antofagasta PLC	136,591	1,582,406
CHINA — 0.2%
Alibaba Health Information Technology, Ltd. (b)	1,848,000	5,388,693
BOC Hong Kong Holdings, Ltd.	994,500	3,162,968
ENN Energy Holdings, Ltd.	114,500	1,288,235
Fosun International, Ltd.	677,500	861,905
Gemdale Properties & Investment Corp., Ltd.	2,682,000	494,843
HC Group, Inc. (b)(c)	601,500	99,339
		11,295,983
DENMARK — 1.8%
Ambu A/S Class B (c)	135,733	4,262,654
AP Moller - Maersk A/S Class A	1,283	1,392,054
AP Moller - Maersk A/S Class B	2,567	2,989,440
Ascendis Pharma A/S ADR (b)	13,911	2,057,437
Bavarian Nordic A/S (b)	26,997	737,582
Carlsberg A/S Class B	41,208	5,443,521
Chr. Hansen Holding A/S	38,610	3,979,723
Coloplast A/S Class B	34,732	5,380,465
Danske Bank A/S (b)	397,884	5,293,168
DSV Panalpina A/S	78,902	9,628,590
FLSmidth & Co. A/S (b)	72,858	2,100,887
Genmab A/S (b)	21,824	7,301,032
GN Store Nord A/S	56,765	3,023,041
H&H International A/S Class B (b)	36,196	578,180
ISS A/S (b)	71,250	1,127,382
Jyske Bank A/S (b)	19,247	564,130
NNIT A/S (e)	3,801	67,245
Novo Nordisk A/S Class B	672,363	43,507,361
Novozymes A/S Class B	86,755	5,013,682
Security Description	Shares	Value
Orsted A/S (e)	80,230	$9,253,843
Pandora A/S	48,916	2,655,902
SimCorp A/S	15,499	1,669,962
Vestas Wind Systems A/S	107,404	10,931,466
Zealand Pharma A/S (b)	38,347	1,314,071
		130,272,818
EGYPT — 0.0% (a)
Centamin PLC	905,003	2,050,820
FINLAND — 1.1%
Cargotec Oyj Class B	26,064	604,796
Caverion Oyj (b)	103,765	700,427
Citycon Oyj (c)	61,973	430,855
Elisa Oyj	60,570	3,683,101
Fortum Oyj (c)	178,315	3,385,640
Huhtamaki Oyj (b)	37,044	1,457,873
Kemira Oyj	39,119	503,512
Kesko Oyj Class B	118,672	2,028,620
Kone Oyj Class B	152,412	10,479,734
Konecranes Oyj	27,105	612,513
Metsa Board Oyj	76,366	516,338
Metso Oyj	50,226	1,645,519
Neste Oyj	150,362	5,878,681
Nokia Oyj (d)	1,572,312	6,866,867
Nokia Oyj (d)	844,352	3,671,475
Nokian Renkaat Oyj (c)	43,902	963,489
Nordea Bank Abp (b)(d)	1,272,017	8,780,346
Nordea Bank Abp (b)(d)	17,836	123,160
Orion Oyj Class B	39,930	1,931,128
Outokumpu Oyj (b)	239,192	682,367
Outotec Oyj	128,186	707,191
Sampo Oyj Class A	179,241	6,164,251
Sanoma Oyj	31,061	314,324
Stora Enso Oyj Class R	223,192	2,664,708
Terveystalo Oyj (b)(e)	50,807	499,880
Tokmanni Group Corp.	45,643	673,608
UPM-Kymmene Oyj	204,608	5,910,597
Uponor Oyj	50,054	673,494
Valmet Oyj	52,145	1,360,504
Wartsila OYJ Abp	178,324	1,473,694
YIT Oyj	49,453	268,829
		75,657,521
FRANCE — 8.0%
Accor SA (b)	139,983	3,806,342
Adevinta ASA (b)	54,126	543,673
Adocia (b)(c)	11,604	111,172
Aeroports de Paris	12,852	1,319,334
Air Liquide SA	173,728	25,053,743
Airbus SE (b)	235,301	16,786,959
Albioma SA	123,761	5,087,479
Alstom SA	124,550	5,792,776
Alten SA (b)	11,293	970,940
Arkema SA	16,828	1,609,177
Atos SE (b)	33,947	2,893,883
AXA SA	571,656	11,949,936

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
BioMerieux	16,635	$2,285,004
BNP Paribas SA (b)	434,669	17,267,581
Bollore SA (d)	214,084	672,294
Bouygues SA (b)	128,160	4,377,304
Bureau Veritas SA (b)	91,554	1,931,126
Capgemini SE	61,917	7,089,815
Carrefour SA	391,297	6,045,119
Casino Guichard Perrachon SA	55,375	2,046,197
CGG SA (b)	274,956	300,726
Christian Dior SE	1,214	512,132
Cie de Saint-Gobain (b)	260,235	9,367,669
Cie Generale des Etablissements Michelin SCA	60,617	6,286,691
Cie Plastic Omnium SA	28,367	577,629
Claranova SADIR (b)	47,403	273,125
CNP Assurances (b)	61,155	704,034
Covivio REIT	23,998	1,738,491
Credit Agricole SA (b)	474,209	4,488,819
Danone SA	211,028	14,590,711
Dassault Systemes SE	40,028	6,905,464
Edenred	158,162	6,915,512
Eiffage SA (b)	20,673	1,890,017
Electricite de France SA	166,299	1,533,453
Elior Group SA (e)	46,828	266,656
Elis SA (b)	72,530	846,391
Engie SA	644,867	7,967,106
EssilorLuxottica SA (b)	94,636	12,143,681
Eurazeo SE (b)	19,820	1,015,539
Eutelsat Communications SA	33,555	309,413
Faurecia SE (b)	21,926	856,253
Fnac Darty SA (b)	13,224	545,979
Fnac Darty SA (b)	1,233	51,156
Gaztransport Et Technigaz SA	8,745	666,910
Gecina SA REIT	16,851	2,081,882
Getlink SE	161,129	2,323,681
Hermes International	14,168	11,835,933
ICADE REIT	17,712	1,233,381
Iliad SA	6,346	1,237,692
Imerys SA	15,316	521,914
Ingenico Group SA (b)	20,879	3,329,935
Ipsen SA	14,132	1,200,744
Kering SA	29,662	16,132,729
Klepierre SA REIT (c)	75,137	1,496,659
Lagardere SCA (b)(c)	122,886	1,748,706
Legrand SA	107,741	8,182,649
L'Oreal SA (b)	88,904	28,527,868
LVMH Moet Hennessy Louis Vuitton SE	99,783	43,763,835
Nanobiotix (b)(c)	33,363	270,545
Natixis SA (b)	184,938	482,933
Nexans SA (b)	38,627	1,793,491
Orange SA	825,219	9,866,262
Orpea	18,041	2,085,037
Pernod Ricard SA	82,820	13,027,351
Peugeot SA (b)(c)	238,446	3,877,898
Poxel SA (b)	9,482	76,571
Security Description	Shares	Value
Publicis Groupe SA	138,522	$4,482,288
Renault SA (b)	95,172	2,413,631
Rexel SA	116,668	1,332,633
Rubis SCA	37,265	1,790,522
Safran SA (b)	135,300	13,558,067
Sanofi	475,536	48,416,009
Sartorius Stedim Biotech	9,209	2,327,195
Schneider Electric SE (d)	236,203	26,232,014
SCOR SE (b)	72,472	1,986,085
SEB SA	10,318	1,704,692
Societe BIC SA	10,364	526,143
Societe Generale SA (b)	361,722	6,012,768
Sodexo SA	39,927	2,699,610
SOITEC (b)	7,931	883,644
Suez SA	153,963	1,804,457
Technicolor SA (b)(c)	6,909	21,464
Teleperformance	23,110	5,863,460
Television Francaise 1 (b)(c)	46,504	251,440
Thales SA	39,977	3,227,424
TOTAL SA	1,040,691	39,711,751
Ubisoft Entertainment SA (b)	62,544	5,156,078
Unibail-Rodamco-Westfield	289,041	803,979
Unibail-Rodamco-Westfield REIT	480	27,042
Unibail-Rodamco-Westfield REIT (c)	37,688	2,123,237
Valeo SA (c)	151,647	3,978,730
Vallourec SA (b)(c)	4,937	206,052
Veolia Environnement SA	339,081	7,624,394
Vinci SA	186,003	17,130,561
Vivendi SA	474,279	12,166,559
Wendel SE	11,558	1,101,469
Worldline SA (b)(e)	13,124	1,136,176
		570,190,681
GERMANY — 7.3%
1&1 Drillisch AG	16,809	436,672
Aareal Bank AG (b)	19,407	378,395
Adidas AG (b)	78,533	20,604,534
ADO Properties SA (e)	16,778	456,407
AIXTRON SE (b)	43,859	528,562
Allianz SE	143,057	29,204,192
alstria office REIT-AG	60,988	908,292
Aroundtown SA (b)	387,301	2,217,615
AURELIUS Equity Opportunities SE & Co. KGaA	20,331	335,899
Aurubis AG	11,543	711,493
BASF SE	356,880	19,993,390
Bayer AG	357,851	26,442,341
Bayerische Motoren Werke AG	125,157	7,987,192
Bayerische Motoren Werke AG Preference Shares	16,826	816,021
Bechtle AG	10,344	1,824,005
Beiersdorf AG	32,699	3,712,987
Bilfinger SE	48,798	931,727
Brenntag AG	61,795	3,246,075

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
CANCOM SE	21,087	$1,117,878
Carl Zeiss Meditec AG	14,166	1,381,035
CECONOMY AG (b)	64,451	223,824
Commerzbank AG (b)(c)	363,900	1,621,370
CompuGroup Medical SE & Co. KgaA	15,684	1,233,965
Continental AG (b)	41,114	4,024,804
Covestro AG (b)(e)	71,480	2,717,572
CTS Eventim AG & Co. KGaA (b)	18,139	753,794
Daimler AG	384,356	15,603,415
Delivery Hero SE (b)(e)	44,453	4,541,395
Deutsche Bank AG (b)	805,367	7,656,094
Deutsche Boerse AG	91,998	16,640,903
Deutsche EuroShop AG (b)	24,550	346,045
Deutsche Lufthansa AG (b)(c)	72,711	730,252
Deutsche Pfandbriefbank AG (b)(e)	81,643	596,033
Deutsche Post AG	471,257	17,228,465
Deutsche Telekom AG	1,084,459	18,203,162
Deutsche Wohnen SE	140,112	6,286,804
Deutz AG (b)	46,893	220,362
DMG Mori AG	28,358	1,293,122
Duerr AG	18,172	473,509
DWS Group GmbH & Co. KGaA (e)	13,105	475,567
E.ON SE	803,318	9,036,000
Encavis AG	63,598	927,163
Evonik Industries AG	47,780	1,213,346
Evotec SE (b)	46,356	1,259,967
Fielmann AG	10,240	688,913
Fraport AG Frankfurt Airport Services Worldwide (b)(c)	20,604	898,349
Freenet AG	51,504	828,365
Fresenius Medical Care AG & Co. KGaA	85,535	7,330,037
Fresenius SE & Co. KGaA	157,650	7,812,090
Fuchs Petrolub SE Preference Shares	27,143	1,089,558
Fuchs Petrolub SE	21,530	725,443
GEA Group AG	70,014	2,213,610
Gerresheimer AG	16,741	1,543,698
Grand City Properties SA	42,993	991,827
GRENKE AG	10,242	789,127
Hamborner REIT AG	185,369	1,812,773
Hannover Rueck SE	23,304	4,015,074
Hapag-Lloyd AG (c)(e)	10,591	617,365
HeidelbergCement AG	56,642	3,024,374
Hella GmbH & Co. KGaA	16,839	688,423
HelloFresh SE (b)	50,796	2,704,242
Henkel AG & Co. KGaA Preference Shares	78,710	7,326,852
Henkel AG & Co. KGaA	49,355	4,110,362
HOCHTIEF AG	6,444	571,407
HUGO BOSS AG	25,794	779,307
Hypoport AG (b)	1,507	666,879
Infineon Technologies AG	449,646	10,542,291
Security Description	Shares	Value
Jenoptik AG	19,652	$459,984
Jungheinrich AG Preference Shares	18,139	422,940
K+S AG	84,051	530,727
KION Group AG	29,778	1,832,795
Krones AG	6,371	408,584
LANXESS AG	36,148	1,906,559
LEG Immobilien AG	23,216	2,946,481
Leoni AG (b)	12,858	97,263
Merck KGaA	82,815	9,608,312
METRO AG	64,451	609,219
MorphoSys AG (b)	8,973	1,133,274
MTU Aero Engines AG (b)	20,560	3,559,626
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	58,455	15,192,274
Nemetschek SE	20,529	1,411,097
New Work SE	1,165	355,904
Nordex SE (b)	24,291	240,222
Norma Group SE	19,371	515,630
OSRAM Licht AG (b)(c)	30,992	1,420,194
PATRIZIA AG	30,120	729,021
Pfeiffer Vacuum Technology AG	2,528	466,785
Porsche Automobil Holding SE Preference Shares	69,527	3,995,046
ProSiebenSat.1 Media SE (b)	88,114	1,048,042
Puma SE (b)	36,500	2,821,274
Rational AG	1,287	720,434
Rheinmetall AG	16,776	1,454,600
RIB Software SE	24,479	797,314
Rocket Internet SE (b)(e)	30,676	657,722
RWE AG	214,218	7,485,033
Salzgitter AG (b)	40,045	563,331
SAP SE	413,581	57,748,320
Sartorius AG Preference Shares	18,104	5,949,585
Schaeffler AG Preference Shares	64,796	485,413
Scout24 AG (e)	28,600	2,218,030
Siemens AG	323,567	38,071,281
Siemens Healthineers AG (e)	54,085	2,590,799
Siltronic AG	7,769	792,124
Sixt SE (b)	4,338	331,311
Sixt SE Preference Shares	6,448	332,049
Software AG	19,431	783,479
Stabilus SA	9,092	476,273
Stroeer SE & Co. KGaA (b)	15,931	1,071,785
Suedzucker AG	27,045	426,170
Symrise AG	48,918	5,686,523
TAG Immobilien AG	56,751	1,352,560
Talanx AG (b)	25,012	929,291
Telefonica Deutschland Holding AG	201,983	595,954
Thyssenkrupp AG (b)	205,792	1,459,388
TUI AG	189,290	890,875
Uniper SE	80,273	2,587,552
United Internet AG	48,959	2,073,609
Varta AG (b)(c)	10,466	1,174,313

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Volkswagen AG	15,434	$2,484,062
Volkswagen AG Preference Shares	70,611	10,701,652
Vonovia SE	206,689	12,670,352
Wacker Chemie AG	6,369	436,640
Wirecard AG (b)(c)	53,227	342,550
Zalando SE (b)(e)	43,877	3,093,827
		519,457,465
HONG KONG — 2.5%
AIA Group, Ltd.	4,667,600	43,541,663
ASM Pacific Technology, Ltd.	124,000	1,301,525
Bank of East Asia, Ltd.	529,755	1,209,822
Cathay Pacific Airways, Ltd. (c)	260,000	251,598
Champion REIT	913,000	474,733
China Traditional Chinese Medicine Holdings Co., Ltd.	690,000	332,961
China Youzan, Ltd. (b)	4,096,000	676,461
Chow Tai Fook Jewellery Group, Ltd.	451,200	431,380
CK Asset Holdings, Ltd.	1,272,348	7,584,396
CK Hutchison Holdings, Ltd.	299,848	1,926,653
CK Infrastructure Holdings, Ltd.	26,000	133,850
CLP Holdings, Ltd.	649,500	6,368,921
Dah Sing Banking Group, Ltd.	1,033,325	943,938
Dah Sing Financial Holdings, Ltd.	516,885	1,447,194
Dairy Farm International Holdings, Ltd.	127,700	593,805
Esprit Holdings, Ltd. (b)	1,291,819	140,008
Fortune Real Estate Investment Trust (c)	374,000	336,339
Galaxy Entertainment Group, Ltd.	1,250,000	8,507,571
Hang Lung Group, Ltd.	1,266,000	2,943,483
Hang Lung Properties, Ltd.	1,217,000	2,882,945
Hang Seng Bank, Ltd.	219,500	3,684,554
Henderson Land Development Co., Ltd.	215,869	818,862
HK Electric Investments & HK Electric Investments, Ltd. Class SS, Stapled Security	661,000	685,694
HKBN, Ltd.	447,500	782,935
HKT Trust & HKT, Ltd. Stapled Security	1,249,900	1,828,780
Hong Kong & China Gas Co., Ltd.	3,280,548	5,079,263
Hong Kong Exchanges & Clearing, Ltd.	504,039	21,461,060
Hongkong Land Holdings, Ltd.	900,000	3,717,000
Hutchison China MediTech, Ltd. ADR (b)	23,562	649,840
Hysan Development Co., Ltd.	26,841	86,059
Jardine Matheson Holdings, Ltd.	126,905	5,297,015
Johnson Electric Holdings, Ltd.	110,500	195,894
Kerry Properties, Ltd.	158,000	407,718
Landing International Development, Ltd. (b)	132,000	4,241
Security Description	Shares	Value
Link REIT	1,128,551	$9,224,459
Long Well International Holdings, Ltd. (b)(f)	3,424,000	26,065
Man Wah Holdings, Ltd.	518,400	495,629
Melco International Development, Ltd.	34,000	65,803
Melco Resorts & Entertainment, Ltd. ADR	57,979	899,834
MTR Corp., Ltd.	346,689	1,795,968
New World Development Co., Ltd.	631,129	2,996,671
Noble Group, Ltd. (b)(c)(f)	60,740	882
NWS Holdings, Ltd.	383,000	330,596
Pacific Basin Shipping, Ltd.	10,204,000	1,487,723
PCCW, Ltd.	1,319,000	752,212
Power Assets Holdings, Ltd.	102,500	557,435
Sands China, Ltd.	1,019,600	3,999,231
Shangri-La Asia, Ltd.	60,000	51,558
Sino Land Co., Ltd.	2,701,287	3,398,196
SJM Holdings, Ltd.	57,000	63,248
Summit Ascent Holdings, Ltd. (b)	2,724,000	200,334
Sun Hung Kai Properties, Ltd.	722,509	9,224,273
Swire Pacific, Ltd. Class A	25,500	135,224
Swire Pacific, Ltd. Class B	237,500	226,455
Swire Properties, Ltd.	499,400	1,268,080
Techtronic Industries Co., Ltd.	625,500	6,117,438
Vitasoy International Holdings, Ltd. (c)	230,000	879,884
VTech Holdings, Ltd.	120,000	720,732
Wharf Holdings, Ltd. (c)	1,223,000	2,486,885
Wharf Real Estate Investment Co., Ltd. (c)	133,000	634,931
Wheelock & Co., Ltd.	34,000	268,913
Yue Yuen Industrial Holdings, Ltd.	226,000	343,500
Yuexiu Real Estate Investment Trust	421,000	191,748
		175,572,068
IRELAND — 0.6%
AerCap Holdings NV (b)	32,254	993,423
Amarin Corp. PLC ADR (b)(c)	112,598	779,178
Bank of Ireland Group PLC (b)	358,620	735,081
C&C Group PLC	162,679	462,314
Cairn Homes PLC	50,079	50,622
CRH PLC	323,977	11,098,181
Dalata Hotel Group PLC	198,215	634,482
Flutter Entertainment PLC (c)	34,124	4,484,186
Flutter Entertainment PLC (c)	15,248	1,996,144
Glanbia PLC	48,938	554,044
Greencore Group PLC	168,993	262,680
James Hardie Industries PLC	166,208	3,149,229
Kerry Group PLC Class A	60,494	7,494,205
Kingspan Group PLC	56,647	3,648,784
Ryanair Holdings PLC ADR (b)	48,960	3,248,006
Smurfit Kappa Group PLC	76,154	2,545,443

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
UDG Healthcare PLC	97,015	$860,680
		42,996,682
ISRAEL — 0.6%
Bank Hapoalim BM	414,980	2,467,614
Bank Leumi Le-Israel BM	526,059	2,631,093
Bezeq The Israeli Telecommunication Corp., Ltd. (b)	841,773	763,711
Check Point Software Technologies, Ltd. (b)	57,050	6,128,882
Compugen, Ltd. (b)(c)	48,130	722,913
CyberArk Software, Ltd. (b)	24,219	2,404,220
ICL Group, Ltd.	174,096	516,108
Isracard, Ltd.	20,696	47,014
Israel Discount Bank, Ltd. Class A	449,042	1,362,326
Nice, Ltd. (b)	24,525	4,569,893
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	63,826	3,537,129
Reit 1, Ltd.	598,719	2,186,627
Shufersal, Ltd.	771,273	5,034,183
Strauss Group, Ltd.	139,941	3,878,860
Teva Pharmaceutical Industries, Ltd. ADR (b)	425,551	5,247,044
Wix.com, Ltd. (b)	16,622	4,258,889
		45,756,506
ITALY — 1.7%
A2A SpA	579,794	820,832
Amplifon SpA (b)	32,329	860,918
Anima Holding SpA (e)	108,044	464,526
Assicurazioni Generali SpA	188,464	2,851,240
ASTM SpA	14,143	323,095
Atlantia SpA (b)(c)	161,544	2,594,566
Autogrill SpA (b)	48,105	252,748
Azimut Holding SpA	41,650	711,512
Banca Generali SpA	28,376	849,668
Banca IFIS SpA (b)	76,338	733,069
Banca Mediolanum SpA	97,342	698,617
Banca Monte dei Paschi di Siena SpA (b)(c)	6,467	11,454
Banca Popolare di Sondrio SCPA (b)	282,704	533,749
Banco BPM SpA (b)	398,049	593,707
Biesse SpA (b)	3,920	49,443
BPER Banca (b)(c)	210,535	523,055
Brembo SpA (b)(c)	175,022	1,616,837
Buzzi Unicem SpA	44,803	964,644
Cairo Communication SpA (b)	201,168	331,231
Cerved Group SpA (b)	74,928	538,174
Credito Valtellinese SpA (b)	36,362	214,777
Davide Campari-Milano SpA	183,873	1,548,877
DiaSorin SpA	9,152	1,751,553
Enav SpA (e)	96,558	435,098
Enel SpA	2,186,429	18,854,771
Eni SpA	993,958	9,477,930
Security Description	Shares	Value
ERG SpA	20,938	$451,282
Esprinet SpA (b)	158,503	671,145
Falck Renewables SpA	46,399	283,495
Ferrari NV	41,899	7,145,888
FinecoBank Banca Fineco SpA (b)	152,389	2,056,436
Hera SpA	286,052	1,075,001
IMA Industria Macchine Automatiche SpA (c)	11,786	708,203
Immobiliare Grande Distribuzione SIIQ SpA REIT	208,384	820,333
Infrastrutture Wireless Italiane SpA (e)	90,814	909,820
Interpump Group SpA	77,852	2,311,900
Intesa Sanpaolo SpA (b)	5,730,422	10,964,580
Iren SpA	1,179,220	2,921,717
Italgas SpA	127,924	742,814
Leonardo SpA	306,645	2,032,009
Mediaset SpA (b)(c)	285,138	506,960
Mediobanca Banca di Credito Finanziario SpA	165,495	1,187,746
Moncler SpA (b)	63,024	2,409,535
Nexi SpA (b)(e)	95,200	1,646,628
Pirelli & C SpA (b)(e)	154,707	655,941
Poste Italiane SpA (e)	176,777	1,536,754
PRADA SpA (b)(c)	131,000	454,670
Prysmian SpA	80,390	1,861,780
Recordati SpA	61,798	3,085,205
Reply SpA	54,072	4,363,520
Saipem SpA	389,513	970,772
Salvatore Ferragamo SpA (b)(c)	26,979	365,133
Snam SpA	851,866	4,146,656
Societa Cattolica di Assicurazioni SC (c)	198,116	1,137,047
Telecom Italia SpA (c)(d)	5,698,861	2,238,316
Telecom Italia SpA (d)	2,403,600	931,363
Terna Rete Elettrica Nazionale SpA	558,473	3,837,509
UniCredit SpA (b)	776,505	7,141,014
Unione di Banche Italiane SpA (b)	405,140	1,324,146
Unipol Gruppo SpA (b)	143,478	557,892
UnipolSai Assicurazioni SpA	225,115	538,039
Zignago Vetro SpA	155,271	2,322,910
		124,920,250
JAPAN — 24.4%
3-D Matrix, Ltd. (b)	135,900	546,699
ABC-Mart, Inc.	9,500	555,638
Acom Co., Ltd.	252,400	961,546
Activia Properties, Inc. REIT	169	581,948
ADEKA Corp.	22,400	296,286
Advance Residence Investment Corp. REIT	419	1,248,630
Advanced Media, Inc. (b)(c)	6,800	64,039
Advantest Corp.	200,500	11,373,778

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Aeon Co., Ltd.	515,820	$11,976,912
AEON Financial Service Co., Ltd.	3,500	38,119
Aeon Mall Co., Ltd.	22,100	292,932
AEON REIT Investment Corp.	545	577,912
AGC, Inc. (c)	122,600	3,483,051
Aica Kogyo Co., Ltd.	13,300	435,793
Ain Holdings, Inc.	6,000	392,640
Air Water, Inc.	122,600	1,728,457
Aisin Seiki Co., Ltd.	123,300	3,588,655
Ajinomoto Co., Inc.	253,000	4,202,401
Akita Bank, Ltd.	16,555	222,503
ALBERT, Inc. (b)(c)	10,100	578,560
Alconix Corp.	7,800	84,084
Alfresa Holdings Corp.	124,400	2,595,582
Alps Alpine Co., Ltd.	123,400	1,578,459
Amada Co., Ltd.	130,600	1,066,493
Amano Corp.	23,000	476,906
ANA Holdings, Inc. (b)(c)	29,500	670,200
AnGes, Inc. (b)(c)	38,900	805,872
Anritsu Corp. (c)	34,000	805,524
Aomori Bank, Ltd.	1,010	20,952
Aoyama Trading Co., Ltd.	2,100	14,249
Aozora Bank, Ltd. (c)	14,200	246,922
As One Corp.	5,000	545,952
Asahi Group Holdings, Ltd. (c)	262,636	9,192,321
Asahi Intecc Co., Ltd.	90,900	2,582,458
Asahi Kasei Corp.	513,150	4,164,751
Asics Corp. (c)	123,800	1,406,857
Astellas Pharma, Inc.	1,068,800	17,827,368
Asteria Corp. (c)	11,900	54,600
Atom Corp. (c)	389,900	2,963,507
Awa Bank, Ltd.	2,310	51,795
Azbil Corp.	33,200	1,010,910
Bandai Namco Holdings, Inc.	124,800	6,555,514
Bank of Iwate, Ltd.	125,355	3,021,022
Bank of Kyoto, Ltd.	10,700	378,866
Bank of Okinawa, Ltd.	128,900	3,703,851
BayCurrent Consulting, Inc.	3,100	257,459
Benefit One, Inc. (c)	24,500	491,658
Benesse Holdings, Inc.	4,100	109,830
Bic Camera, Inc.	90,900	962,208
Bridgestone Corp. (c)	225,065	7,236,877
Brightpath Biotherapeutics Co., Ltd. (b)	117,600	318,294
Brother Industries, Ltd.	123,600	2,224,880
CAICA, Inc. (b)(c)	2,737,300	1,014,895
Calbee, Inc.	15,800	436,867
Can Do Co., Ltd. (c)	5,300	102,281
Canon, Inc. (c)	505,616	10,003,590
Capcom Co., Ltd.	17,600	639,496
Casio Computer Co., Ltd.	261,900	4,539,584
Central Japan Railway Co.	107,200	16,584,029
Change, Inc. (b)	12,900	893,201
Chiba Bank, Ltd.	241,550	1,137,391
Security Description	Shares	Value
Chikaranomoto Holdings Co., Ltd. (c)	118,300	$760,997
Chubu Electric Power Co., Inc.	255,765	3,205,212
Chugai Pharmaceutical Co., Ltd.	330,240	17,646,880
Chugoku Bank, Ltd.	122,600	1,134,122
Chugoku Electric Power Co., Inc.	123,100	1,644,224
Citizen Watch Co., Ltd.	125,500	407,146
Coca-Cola Bottlers Japan Holdings, Inc. (c)	122,200	2,213,272
COLOPL, Inc. (c)	2,000	18,223
Colowide Co., Ltd. (c)	2,400	32,657
Comforia Residential REIT, Inc.	127	379,052
COMSYS Holdings Corp.	32,900	971,280
Concordia Financial Group, Ltd.	513,300	1,641,456
COOKPAD, Inc.	123,300	360,008
Cosmo Energy Holdings Co., Ltd.	8,700	126,607
Cosmos Pharmaceutical Corp.	6,000	919,868
Credit Saison Co., Ltd.	255,800	2,921,125
Creek & River Co., Ltd.	9,600	94,412
CrowdWorks, Inc. (b)	51,500	603,383
CyberAgent, Inc.	30,600	1,500,431
Dai Nippon Printing Co., Ltd.	119,100	2,725,661
Daicel Corp.	126,500	976,730
Daido Steel Co., Ltd.	8,500	260,393
Daifuku Co., Ltd.	10,600	925,541
Dai-ichi Life Holdings, Inc.	511,100	6,078,151
Daiichi Sankyo Co., Ltd.	266,265	21,733,601
Daiichikosho Co., Ltd.	15,000	448,394
Daikin Industries, Ltd.	132,810	21,339,958
Daio Paper Corp. (c)	41,700	556,593
Daishi Hokuetsu Financial Group, Inc.	1,517	30,654
Daito Trust Construction Co., Ltd.	14,155	1,300,106
Daiwa House Industry Co., Ltd.	259,400	6,112,016
Daiwa House REIT Investment Corp.	1,114	2,622,756
Daiwa Office Investment Corp. REIT	92	509,098
Daiwa Securities Group, Inc.	1,172,250	4,886,322
Daiwa Securities Living Investments Corp. REIT	570	530,454
DD Holdings Co., Ltd. (c)	99,100	840,492
DeNA Co., Ltd.	123,200	1,534,790
Denka Co., Ltd.	7,000	171,099
Denso Corp.	227,710	8,875,382
Dentsu Group, Inc. (c)	124,400	2,946,119
DIC Corp. (c)	5,300	132,690
Digital Garage, Inc.	12,500	397,414
Disco Corp.	7,100	1,717,004
DMG Mori Co., Ltd.	27,200	329,521
Dowa Holdings Co., Ltd.	4,400	133,364
Duskin Co., Ltd.	18,300	465,960
East Japan Railway Co.	135,400	9,380,170
Ebara Corp.	3,800	88,937

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Eisai Co., Ltd.	129,051	$10,222,643
Electric Power Development Co., Ltd.	116,600	2,210,196
euglena Co., Ltd. (b)	5,000	36,150
Ezaki Glico Co., Ltd. (c)	2,700	128,637
FamilyMart Co., Ltd.	117,200	2,008,646
FAN Communications, Inc.	5,200	21,593
Fancl Corp.	16,900	500,491
FANUC Corp.	81,755	14,595,183
Fast Retailing Co., Ltd.	23,800	13,611,345
Feed One Co., Ltd.	1,936,900	3,608,629
FFRI, Inc. (b)	7,500	168,443
Financial Products Group Co., Ltd. (c)	127,600	700,183
FINDEX, Inc. (c)	109,300	1,034,391
Fixstars Corp.	7,700	91,571
Focus Systems Corp.	13,300	105,157
Foster Electric Co., Ltd.	130,600	1,271,076
FP Corp.	5,800	462,882
Frontier Real Estate Investment Corp. REIT (c)	177	558,637
Fuji Corp.	29,600	517,455
Fuji Electric Co., Ltd.	38,300	1,045,143
Fuji Oil Holdings, Inc.	20,000	513,881
Fuji Seal International, Inc.	17,500	340,154
FUJIFILM Holdings Corp.	229,310	9,798,573
Fujitsu, Ltd.	124,151	14,522,738
Fukuoka Financial Group, Inc.	258,834	4,080,981
Fukuoka REIT Corp.	10	12,161
Fukuyama Transporting Co., Ltd.	9,000	314,919
Furukawa Electric Co., Ltd.	125,855	3,043,571
Gakujo Co., Ltd.	17,400	193,217
Glory, Ltd.	15,000	340,640
GLP J-REIT	1,303	1,890,156
GMO internet, Inc. (c)	3,500	96,580
GMO Payment Gateway, Inc.	7,400	770,969
GNI Group, Ltd. (b)	36,900	564,009
Goldwin, Inc.	7,600	495,935
GS Yuasa Corp.	3,400	60,068
Gumi, Inc.	15,300	141,959
GungHo Online Entertainment, Inc.	8,100	144,304
Gunma Bank, Ltd.	134,400	426,054
Gurunavi, Inc.	5,200	35,619
Hachijuni Bank, Ltd.	250,300	948,906
Hakuhodo DY Holdings, Inc.	127,000	1,507,967
Hamamatsu Photonics KK	123,400	5,341,595
Hankyu Hanshin Holdings, Inc.	128,100	4,327,983
Hankyu Hanshin REIT, Inc.	1,315	1,512,643
Harmonic Drive Systems, Inc.	10,200	558,762
Haseko Corp.	127,400	1,603,645
Hazama Ando Corp.	82,900	478,720
Heiwa Real Estate REIT, Inc.	3,851	3,651,641
Hikari Tsushin, Inc.	5,000	1,137,786
Hino Motors, Ltd.	124,100	837,418
Security Description	Shares	Value
Hirose Electric Co., Ltd.	8,240	$902,784
Hiroshima Bank, Ltd.	15,500	72,985
Hisamitsu Pharmaceutical Co., Inc.	23,800	1,281,717
Hitachi Construction Machinery Co., Ltd.	13,700	378,421
Hitachi Metals, Ltd.	126,100	1,499,618
Hitachi, Ltd.	477,395	15,058,397
Hokkoku Bank, Ltd.	16,555	438,408
Hokuhoku Financial Group, Inc.	28,600	236,202
Hokuriku Electric Power Co.	125,000	797,145
Honda Motor Co., Ltd.	662,275	16,915,222
Horiba, Ltd.	4,900	257,978
Hoshizaki Corp.	15,400	1,318,960
House Foods Group, Inc.	12,000	387,079
Hoya Corp.	131,206	12,477,857
Hulic Co., Ltd.	129,600	1,215,694
Hulic Reit, Inc.	905	1,124,067
Hyakugo Bank, Ltd.	122,950	374,941
Ibiden Co., Ltd.	129,400	3,772,193
IBJ, Inc. (c)	17,100	118,084
Ichigo Office REIT Investment Corp.	5,153	3,558,405
Idemitsu Kosan Co., Ltd.	101,794	2,157,880
IHI Corp.	30,800	444,792
Iida Group Holdings Co., Ltd.	109,000	1,668,063
Industrial & Infrastructure Fund Investment Corp. REIT	160	257,459
Infomart Corp.	508,800	3,508,803
Inpex Corp.	390,300	2,412,672
Intage Holdings, Inc.	251,200	2,048,997
Internet Initiative Japan, Inc.	11,500	391,737
Invesco Office J-Reit, Inc.	3,598	465,571
Invincible Investment Corp. REIT	2,351	605,592
Iriso Electronics Co., Ltd.	4,400	143,560
Isetan Mitsukoshi Holdings, Ltd.	131,900	755,566
Isuzu Motors, Ltd.	519,500	4,686,744
Ito En, Ltd.	8,200	462,122
ITOCHU Corp.	601,850	12,950,779
Itochu Techno-Solutions Corp.	23,600	883,756
Iwatani Corp.	2,800	97,845
Iyo Bank, Ltd.	128,300	782,513
Izumi Co., Ltd.	6,100	192,807
J Front Retailing Co., Ltd.	123,000	818,594
Jafco Co., Ltd.	2,100	70,756
Japan Airlines Co., Ltd.	14,000	252,009
Japan Airport Terminal Co., Ltd. (c)	18,600	791,343
Japan Excellent, Inc. REIT (c)	1,232	1,429,730
Japan Exchange Group, Inc.	257,200	5,940,978
Japan Hotel REIT Investment Corp.	1,304	537,869
Japan Logistics Fund, Inc. REIT	37	100,418
Japan Post Bank Co., Ltd.	131,800	979,780
Japan Post Holdings Co., Ltd.	375,300	2,667,122
Japan Post Insurance Co., Ltd.	14,300	187,291

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Japan Prime Realty Investment Corp. REIT	120	$351,485
Japan Real Estate Investment Corp. REIT	151	774,000
Japan Retail Fund Investment Corp. REIT	1,274	1,588,293
Japan Tissue Engineering Co., Ltd. (b)(c)	2,200	14,050
Japan Tobacco, Inc. (c)	393,800	7,305,841
JCR Pharmaceuticals Co., Ltd.	6,100	638,356
Jeol, Ltd.	15,300	423,609
JFE Holdings, Inc.	257,910	1,845,544
JGC Holdings Corp.	124,300	1,306,541
JSR Corp.	253,300	4,883,570
JTEKT Corp.	125,300	972,110
JXTG Holdings, Inc.	1,412,100	4,999,974
Kagome Co., Ltd.	11,700	349,747
Kajima Corp.	124,437	1,480,995
Kakaku.com, Inc.	126,700	3,204,934
Kaken Pharmaceutical Co., Ltd.	2,000	102,146
Kamigumi Co., Ltd.	18,400	360,547
Kaneka Corp.	7,600	197,247
Kansai Electric Power Co., Inc.	511,600	4,955,480
Kansai Paint Co., Ltd.	126,800	2,671,515
Kao Corp. (c)	253,100	20,034,982
Kawasaki Heavy Industries, Ltd.	40,200	577,559
KDDI Corp.	682,100	20,446,878
Keihan Holdings Co., Ltd.	22,700	1,011,016
Keikyu Corp.	128,400	1,964,948
Keio Corp.	14,700	839,338
Keisei Electric Railway Co., Ltd.	124,500	3,894,772
Kenedix Office Investment Corp. REIT	42	233,971
Kenedix Residential Next Investment Corp. REIT	223	384,672
Kenedix, Inc.	128,300	631,481
Kewpie Corp.	5,500	103,745
Keyence Corp.	89,600	37,398,044
Kikkoman Corp. (c)	24,800	1,193,048
Kinden Corp.	43,500	717,305
Kintetsu Group Holdings Co., Ltd.	24,410	1,096,227
Kirin Holdings Co., Ltd. (c)	381,000	8,032,484
Kiyo Bank, Ltd.	261,200	3,963,335
KNT-CT Holdings Co., Ltd. (b)(c)	71,300	656,924
Kobayashi Pharmaceutical Co., Ltd.	14,300	1,256,560
Kobe Bussan Co., Ltd.	15,200	856,616
Kobe Steel, Ltd. (b)	130,599	447,899
Koei Tecmo Holdings Co., Ltd.	16,200	524,809
Koito Manufacturing Co., Ltd.	16,700	671,808
Kokuyo Co., Ltd. (c)	91,700	1,106,673
Komatsu, Ltd.	511,720	10,451,638
Konami Holdings Corp.	26,100	868,508
Konica Minolta, Inc.	393,375	1,356,403
Kose Corp.	10,300	1,237,318
Security Description	Shares	Value
K's Holdings Corp.	123,000	$1,673,671
Kubota Corp.	530,650	7,909,211
Kuraray Co., Ltd. (c)	130,200	1,357,696
Kurita Water Industries, Ltd.	129,710	3,596,076
Kusuri no Aoki Holdings Co., Ltd.	7,000	548,918
Kyocera Corp.	130,000	7,067,248
Kyoritsu Maintenance Co., Ltd.	1,200	40,766
Kyowa Exeo Corp.	12,400	295,963
Kyowa Kirin Co., Ltd. (c)	124,500	3,264,685
Kyudenko Corp.	8,200	241,702
Kyushu Electric Power Co., Inc.	132,700	1,113,162
Kyushu Financial Group, Inc.	124,300	524,229
Kyushu Railway Co.	18,500	479,969
LaSalle Logiport REIT	298	459,078
Lasertec Corp.	31,600	2,975,910
Lawson, Inc.	12,900	646,883
Leopalace21 Corp. (b)(c)	1,600	3,129
Like Co., Ltd. (c)	6,200	83,617
LINE Corp. (b)	22,000	1,105,251
Lion Corp.	108,300	2,596,951
LIXIL Group Corp.	124,600	1,739,330
M3, Inc.	247,000	10,497,242
Mabuchi Motor Co., Ltd.	3,500	111,276
Maeda Corp.	35,900	273,197
Maeda Road Construction Co., Ltd.	22,900	431,319
Makita Corp.	125,800	4,565,111
Mani, Inc.	21,000	553,784
Marubeni Corp.	1,292,050	5,838,387
Maruha Nichiro Corp.	10,200	208,661
Marui Group Co., Ltd.	124,900	2,252,912
Maruichi Steel Tube, Ltd.	10,200	253,286
Matsumotokiyoshi Holdings Co., Ltd.	22,600	820,123
Matsuya Co., Ltd. (c)	255,800	1,619,423
Mazda Motor Corp.	258,400	1,547,262
McDonald's Holdings Co. Japan, Ltd.	20,100	1,084,321
MCUBS MidCity Investment Corp. REIT (c)	6,296	4,563,630
Mebuki Financial Group, Inc.	380,000	880,567
Medipal Holdings Corp.	260,199	5,006,934
MEIJI Holdings Co., Ltd.	29,100	2,314,298
Meiko Network Japan Co., Ltd.	255,700	2,016,969
Menicon Co., Ltd.	10,100	497,113
Mercari, Inc. (b)	25,300	780,915
Metaps, Inc. (b)(c)	133,400	939,741
Milbon Co., Ltd.	1,200	57,172
MINEBEA MITSUMI, Inc.	131,900	2,387,734
Miraca Holdings, Inc.	20,000	471,057
MISUMI Group, Inc.	126,800	3,166,327
Mitsubishi Chemical Holdings Corp.	640,300	3,723,634
Mitsubishi Corp.	771,938	16,242,288
Mitsubishi Electric Corp.	1,155,550	14,989,964
Mitsubishi Estate Co., Ltd.	516,625	7,673,834

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Mitsubishi Gas Chemical Co., Inc.	124,500	$1,881,031
Mitsubishi Heavy Industries, Ltd.	51,410	1,211,805
Mitsubishi Logistics Corp.	4,500	115,915
Mitsubishi Materials Corp.	17,100	360,592
Mitsubishi Motors Corp.	386,700	953,443
Mitsubishi UFJ Financial Group, Inc.	4,207,824	16,443,608
Mitsubishi UFJ Lease & Finance Co., Ltd.	251,600	1,189,378
Mitsui & Co., Ltd.	904,026	13,361,167
Mitsui Chemicals, Inc.	87,610	1,824,718
Mitsui Fudosan Co., Ltd.	389,700	6,897,457
Mitsui Fudosan Logistics Park, Inc. REIT	136	605,719
Mitsui Mining & Smelting Co., Ltd.	3,200	64,899
Mitsui OSK Lines, Ltd.	14,255	252,107
Miura Co., Ltd.	16,300	677,624
Mixi, Inc.	2,100	37,042
Mizuho Financial Group, Inc.	10,090,500	12,364,686
Mochida Pharmaceutical Co., Ltd.	12,000	446,030
Money Forward, Inc. (b)	10,800	597,636
MonotaRO Co., Ltd.	41,700	1,669,778
Mori Hills REIT Investment Corp.	482	608,503
Mori Trust Sogo Reit, Inc.	237	291,513
Morinaga & Co., Ltd.	2,600	100,857
Morinaga Milk Industry Co., Ltd.	12,000	532,790
Morpho, Inc. (b)(c)	5,800	100,264
MS&AD Insurance Group Holdings, Inc.	258,199	7,086,502
Murata Manufacturing Co., Ltd.	286,200	16,755,241
Musashino Bank, Ltd.	128,955	1,840,763
Nabtesco Corp. (c)	15,000	461,603
Nachi-Fujikoshi Corp.	1,500	47,134
Nagase & Co., Ltd.	96,000	1,195,050
Nagoya Railroad Co., Ltd.	110,800	3,127,274
Nankai Electric Railway Co., Ltd.	29,100	665,158
NanoCarrier Co., Ltd. (b)	259,400	1,360,897
Nanto Bank, Ltd.	128,755	2,496,691
NEC Corp.	33,800	1,619,743
NEC Networks & System Integration Corp.	32,100	652,206
NET One Systems Co., Ltd.	18,600	619,799
Nexon Co., Ltd.	242,600	5,480,059
NGK Insulators, Ltd.	128,300	1,769,573
NGK Spark Plug Co., Ltd.	109,900	1,572,838
NH Foods, Ltd.	28,800	1,154,563
NHK Spring Co., Ltd.	125,100	809,378
Nichirei Corp.	122,000	3,545,164
Nidec Corp.	256,200	17,088,707
Nifco, Inc.	5,000	106,549
Security Description	Shares	Value
Nihon Kohden Corp.	21,800	$732,493
Nihon M&A Center, Inc.	32,700	1,476,100
Nihon Parkerizing Co., Ltd.	40,600	406,809
Nihon Unisys, Ltd.	19,300	601,979
Nikkon Holdings Co., Ltd.	14,700	292,133
Nikon Corp.	257,600	2,153,730
Nintendo Co., Ltd.	43,900	19,535,978
Nippon Accommodations Fund, Inc. REIT	119	688,288
Nippon Building Fund, Inc. REIT (c)	284	1,616,314
Nippon Electric Glass Co., Ltd. (c)	4,000	62,474
Nippon Express Co., Ltd.	27,000	1,396,487
Nippon Gas Co., Ltd.	14,500	622,955
Nippon Kayaku Co., Ltd.	71,800	748,714
Nippon Paint Holdings Co., Ltd. (c)	124,500	9,047,412
Nippon Paper Industries Co., Ltd.	4,200	58,707
Nippon Prologis REIT, Inc.	1,224	3,721,296
NIPPON REIT Investment Corp. (c)	97	311,990
Nippon Shinyaku Co., Ltd.	18,500	1,503,870
Nippon Shokubai Co., Ltd.	12,200	637,790
Nippon Steel Corp.	379,600	3,566,062
Nippon Suisan Kaisha, Ltd.	778,500	3,377,096
Nippon Telegraph & Telephone Corp.	459,700	10,718,592
Nippon Television Holdings, Inc.	2,000	21,616
Nippon Yusen KK	16,555	232,631
Nipro Corp.	101,700	1,121,778
Nishi-Nippon Railroad Co., Ltd.	16,000	434,240
Nissan Chemical Corp.	24,900	1,274,023
Nissan Motor Co., Ltd.	1,021,741	3,780,683
Nissei ASB Machine Co., Ltd.	4,300	127,942
Nisshin Seifun Group, Inc.	126,000	1,879,168
Nissin Foods Holdings Co., Ltd.	10,400	920,610
Nitori Holdings Co., Ltd.	14,600	2,858,831
Nitto Denko Corp.	124,200	7,022,478
NOF Corp.	11,300	390,685
NOK Corp.	5,700	70,428
Nomura Holdings, Inc.	1,550,485	6,932,882
Nomura Real Estate Holdings, Inc.	33,900	628,447
Nomura Real Estate Master Fund, Inc. REIT	1,323	1,586,840
Nomura Research Institute, Ltd.	97,400	2,642,534
NSK, Ltd.	132,600	982,040
NTN Corp.	239,700	477,689
NTT Data Corp.	515,600	5,730,216
NTT DOCOMO, Inc.	418,800	11,187,668
Obayashi Corp.	259,750	2,426,918
Obic Co., Ltd.	8,000	1,399,268
Odakyu Electric Railway Co., Ltd.	130,999	3,218,968

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Ogaki Kyoritsu Bank, Ltd.	16,555	$348,332
Oji Holdings Corp.	274,400	1,274,268
Oki Electric Industry Co., Ltd.	3,600	34,637
Olympus Corp.	519,200	9,988,410
Omron Corp.	124,100	8,305,158
OncoTherapy Science, Inc. (b)(c)	238,700	323,031
Ono Pharmaceutical Co., Ltd.	252,900	7,353,639
Open House Co., Ltd.	21,200	725,105
Oracle Corp. Japan	8,500	1,002,178
Oriental Land Co., Ltd.	126,800	16,736,636
ORIX Corp.	515,700	6,350,349
Orix JREIT, Inc.	1,209	1,584,582
Osaka Gas Co., Ltd.	140,100	2,763,431
Otsuka Corp.	28,300	1,489,957
Otsuka Holdings Co., Ltd.	253,700	11,050,065
PALTAC Corp.	12,000	551,142
Pan Pacific International Holdings Corp.	160,500	3,524,350
Panasonic Corp.	919,250	8,006,000
Park24 Co., Ltd.	5,100	87,218
Penta-Ocean Construction Co., Ltd.	118,100	633,822
Pepper Food Service Co., Ltd. (c)	204,200	1,014,517
PeptiDream, Inc. (b)	25,100	1,149,316
Persol Holdings Co., Ltd.	116,000	1,591,324
Pharma Foods International Co., Ltd. (c)	75,900	854,785
Pigeon Corp. (c)	108,700	4,201,502
Pilot Corp.	15,200	461,417
Pola Orbis Holdings, Inc. (c)	30,800	535,578
Premier Investment Corp. REIT	285	316,212
Rakuten, Inc.	260,000	2,284,655
Raysum Co., Ltd. (c)	3,300	28,998
Recruit Holdings Co., Ltd.	639,900	21,839,105
Relo Group, Inc.	10,000	187,978
Renesas Electronics Corp. (b)	125,300	639,943
Rengo Co., Ltd.	137,500	1,119,016
ReproCELL, Inc. (b)(c)	259,200	1,090,761
Resona Holdings, Inc.	899,200	3,065,540
Ricoh Co., Ltd.	256,200	1,826,183
Ringer Hut Co., Ltd.	900	19,562
Rinnai Corp.	5,100	425,453
Riso Kyoiku Co., Ltd. (c)	403,518	1,219,325
Rock Field Co., Ltd. (c)	255,000	3,075,080
Rohm Co., Ltd.	12,300	814,033
Rohto Pharmaceutical Co., Ltd.	28,501	903,494
Ryohin Keikaku Co., Ltd.	92,500	1,307,527
Sakata Seed Corp. (c)	12,700	404,950
San-In Godo Bank, Ltd.	123,050	617,046
Sankyo Co., Ltd.	10,000	241,554
Sankyu, Inc.	7,300	274,042
Sanrio Co., Ltd. (c)	3,900	60,298
Santen Pharmaceutical Co., Ltd.	132,700	2,439,117
Sanwa Holdings Corp.	123,300	1,099,454
Security Description	Shares	Value
Sapporo Holdings, Ltd.	17,300	$324,079
Sawai Pharmaceutical Co., Ltd.	12,300	631,617
SBI Holdings, Inc.	123,900	2,673,580
SCREEN Holdings Co., Ltd.	13,100	610,771
SCSK Corp.	13,100	636,270
Secom Co., Ltd.	129,148	11,280,174
Sega Sammy Holdings, Inc.	111,200	1,329,638
Seibu Holdings, Inc.	124,800	1,354,598
Seiko Epson Corp.	133,000	1,520,035
Seino Holdings Co., Ltd.	124,000	1,620,615
Sekisui Chemical Co., Ltd.	131,800	1,883,817
Sekisui House Reit, Inc.	2,436	1,562,508
Sekisui House, Ltd.	257,600	4,900,811
Seria Co., Ltd.	3,800	135,079
Seven & i Holdings Co., Ltd.	317,628	10,363,355
Seven Bank, Ltd.	261,100	713,950
SG Holdings Co., Ltd.	113,300	3,696,677
Sharp Corp.	94,100	999,570
Shiga Bank, Ltd.	2,310	51,174
Shikoku Bank, Ltd.	1,820	13,243
Shikoku Electric Power Co., Inc.	124,100	914,488
Shimadzu Corp.	129,800	3,450,585
Shimamura Co., Ltd.	9,000	608,982
Shimano, Inc.	14,200	2,731,149
Shimizu Corp.	256,313	2,102,581
Shin-Etsu Chemical Co., Ltd.	138,317	16,147,774
Shinsei Bank, Ltd. (c)	51,200	616,004
Shionogi & Co., Ltd.	128,700	8,052,324
Ship Healthcare Holdings, Inc.	9,600	399,092
Shiseido Co., Ltd.	137,500	8,711,243
Shizuoka Bank, Ltd.	246,000	1,580,183
SHO-BOND Holdings Co., Ltd. (c)	17,600	778,978
Shochiku Co., Ltd.	3,400	467,998
Showa Denko KK (c)	101,600	2,275,252
Silver Life Co., Ltd. (b)	31,100	673,110
Skylark Holdings Co., Ltd. (c)	117,800	1,868,247
SMC Corp.	25,500	13,042,499
SMS Co., Ltd.	147,700	3,308,995
Softbank Corp.	401,100	5,112,041
SoftBank Group Corp.	673,972	34,046,878
Sohgo Security Services Co., Ltd.	26,200	1,219,113
Sojitz Corp.	511,400	1,113,955
Sompo Holdings, Inc.	239,300	8,222,506
Sony Corp.	513,820	35,167,511
Sony Financial Holdings, Inc.	121,300	2,917,676
Sotetsu Holdings, Inc.	11,800	314,783
Square Enix Holdings Co., Ltd.	24,700	1,245,474
Stanley Electric Co., Ltd.	116,173	2,794,354
Starts Proceed Investment Corp. REIT	51	97,098
Subaru Corp.	258,100	5,362,480
Sugi Holdings Co., Ltd.	8,100	548,084
SUMCO Corp. (c)	122,000	1,864,745
Sumitomo Chemical Co., Ltd.	1,289,550	3,848,868

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Sumitomo Corp.	650,275	$7,440,928
Sumitomo Dainippon Pharma Co., Ltd.	110,300	1,523,354
Sumitomo Electric Industries, Ltd.	390,920	4,491,313
Sumitomo Forestry Co., Ltd.	121,000	1,517,477
Sumitomo Heavy Industries, Ltd.	14,800	321,694
Sumitomo Metal Mining Co., Ltd.	36,200	1,009,647
Sumitomo Mitsui Financial Group, Inc.	508,000	14,276,832
Sumitomo Mitsui Trust Holdings, Inc.	253,855	7,117,870
Sumitomo Osaka Cement Co., Ltd.	8,800	308,736
Sumitomo Realty & Development Co., Ltd.	147,200	4,042,764
Sumitomo Rubber Industries, Ltd. (c)	124,600	1,226,539
Sun Corp. (b)(c)	3,000	42,740
Sun Frontier Fudousan Co., Ltd.	3,100	24,539
Sundrug Co., Ltd.	3,900	129,054
Suntory Beverage & Food, Ltd.	11,100	432,641
Suruga Bank, Ltd. (c)	123,700	432,265
Sushiro Global Holdings, Ltd.	27,000	593,882
Suzuken Co., Ltd.	11,800	439,690
Suzuki Motor Corp.	142,400	4,826,962
Sysmex Corp.	114,700	8,749,882
T&D Holdings, Inc.	387,100	3,304,622
Tadano, Ltd.	5,200	43,331
Taiheiyo Cement Corp.	17,700	408,846
Taisei Corp.	114,887	4,174,418
Taisho Pharmaceutical Holdings Co., Ltd.	6,300	385,410
Taiyo Nippon Sanso Corp.	123,300	2,058,333
Taiyo Yuden Co., Ltd.	134,200	4,160,903
Takara Holdings, Inc.	106,400	950,731
Takashimaya Co., Ltd.	73,600	613,987
Takeda Pharmaceutical Co., Ltd.	543,615	19,389,447
Takeuchi Manufacturing Co., Ltd.	131,400	2,180,155
TDK Corp.	16,955	1,678,448
TechnoPro Holdings, Inc.	9,800	558,650
Teijin, Ltd.	258,710	4,110,200
TerraSky Co., Ltd. (b)(c)	24,200	609,010
Terumo Corp.	258,600	9,782,144
THK Co., Ltd.	14,200	350,640
TIS, Inc.	86,400	1,821,139
Tobu Railway Co., Ltd.	115,700	3,823,242
Toda Corp.	111,400	717,644
Toho Bank, Ltd.	12,101	25,013
Toho Co., Ltd.	123,200	4,447,921
Toho Gas Co., Ltd.	29,600	1,481,578
Toho Holdings Co., Ltd.	13,500	251,142
Tohoku Electric Power Co., Inc.	255,600	2,430,788
Tokai Carbon Co., Ltd. (c)	123,900	1,161,078
Security Description	Shares	Value
Tokio Marine Holdings, Inc.	295,465	$12,866,428
Tokuyama Corp.	9,100	213,572
Tokyo Base Co., Ltd. (b)	17,000	55,782
Tokyo Century Corp.	6,500	331,974
Tokyo Dome Corp. (c)	263,000	1,884,405
Tokyo Electric Power Co. Holdings, Inc. (b)	516,175	1,583,667
Tokyo Electron, Ltd.	96,855	23,736,814
Tokyo Gas Co., Ltd.	122,995	2,941,346
Tokyo Ohka Kogyo Co., Ltd. (c)	14,100	704,445
Tokyo Seimitsu Co., Ltd.	14,500	462,344
Tokyo Tatemono Co., Ltd. (c)	123,100	1,410,313
Tokyu Corp.	145,975	2,052,594
Tokyu Fudosan Holdings Corp.	133,300	622,730
Tokyu REIT, Inc.	379	516,762
Toppan Printing Co., Ltd.	112,700	1,877,202
Toray Industries, Inc.	1,271,550	5,981,477
Torikizoku Co., Ltd. (c)	34,800	485,139
Toshiba Corp.	248,651	7,916,913
Tosoh Corp.	120,000	1,635,074
TOTO, Ltd.	108,200	4,127,015
Toyo Seikan Group Holdings, Ltd.	122,000	1,375,094
Toyo Suisan Kaisha, Ltd.	30,900	1,727,089
Toyo Tire Corp.	123,100	1,644,224
Toyoda Gosei Co., Ltd.	16,000	332,502
Toyota Industries Corp.	123,800	6,552,329
Toyota Motor Corp.	981,588	61,523,827
Toyota Tsusho Corp.	123,200	3,116,400
Trend Micro, Inc.	20,000	1,116,003
TS Tech Co., Ltd.	18,200	498,840
Tsumura & Co.	3,500	91,486
Tsuruha Holdings, Inc.	10,000	1,376,466
Ube Industries, Ltd.	35,100	602,542
Ulvac, Inc. (c)	2,600	74,950
Unicharm Corp.	131,600	5,391,593
United Urban Investment Corp. REIT	1,274	1,367,467
Ushio, Inc.	30,600	407,017
USS Co., Ltd.	124,610	1,990,110
Wacoal Holdings Corp.	25,300	467,376
Warabeya Nichiyo Holdings Co., Ltd.	129,200	2,032,279
Welcia Holdings Co., Ltd.	6,500	523,567
West Japan Railway Co.	123,100	6,898,666
Workman Co., Ltd. (c)	5,600	491,560
Yakult Honsha Co., Ltd.	121,600	7,157,251
Yamada Denki Co., Ltd.	649,080	3,218,777
Yamagata Bank, Ltd.	1,634	20,098
Yamaguchi Financial Group, Inc.	12,000	73,634
Yamaha Corp.	124,800	5,864,912
Yamaha Motor Co., Ltd.	125,900	1,969,868
Yamanashi Chuo Bank, Ltd.	1,510	11,897
Yamato Holdings Co., Ltd.	129,800	2,803,300
Yamazaki Baking Co., Ltd.	124,000	2,133,234

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Yaoko Co., Ltd.	9,500	$678,037
Yaskawa Electric Corp.	124,700	4,305,580
Yokogawa Electric Corp.	124,400	1,937,174
Yokohama Rubber Co., Ltd. (c)	46,600	653,959
Yoshinoya Holdings Co., Ltd.	22,600	466,098
Z Holdings Corp.	377,100	1,838,574
Zenkoku Hosho Co., Ltd.	15,800	593,132
Zenrin Co., Ltd.	2,100	23,611
Zensho Holdings Co., Ltd. (c)	20,500	413,477
Zeon Corp.	111,800	1,026,962
ZOZO, Inc. (c)	33,800	750,659
		1,748,533,198
JORDAN — 0.0%
Hikma Pharmaceuticals PLC	55,389	1,519,339
LUXEMBOURG — 0.1%
APERAM SA	18,022	502,392
ArcelorMittal SA (b)	207,048	2,178,956
Eurofins Scientific SE (c)	3,855	2,418,595
Millicom International Cellular SA SDR	23,597	617,491
SES SA	133,464	911,392
Tenaris SA	148,623	959,490
		7,588,316
MACAU — 0.0% (a)
MGM China Holdings, Ltd.	21,600	27,869
Wynn Macau, Ltd.	501,600	863,349
		891,218
MALTA — 0.0% (a)
Catena Media PLC (b)	60,932	136,296
Kindred Group PLC SDR	89,262	533,848
		670,144
MEXICO — 0.0% (a)
Fresnillo PLC	78,908	820,355
NETHERLANDS — 3.8%
Aalberts NV	37,249	1,221,199
ABN AMRO Bank NV (e)	160,391	1,380,977
Adyen NV (b)(e)	8,010	11,654,877
Aegon NV	1,064,543	3,172,037
Affimed NV (b)	220,990	1,019,869
Akzo Nobel NV	131,689	11,794,065
Altice Europe NV (b)	124,301	479,556
Argenx SE (b)	13,169	2,933,008
ASML Holding NV	170,435	62,576,530
ASR Nederland NV	58,032	1,781,984
Euronext NV (e)	26,983	2,704,807
EXOR NV	38,606	2,204,439
Fugro NV (b)(c)	52,817	205,608
Heineken Holding NV	37,453	3,064,460
Heineken NV	86,625	7,983,853
IMCD NV	20,431	1,920,212
ING Groep NV	1,639,601	11,413,728
Just Eat Takeaway (b)(e)	23,651	2,467,022
Koninklijke Ahold Delhaize NV	504,949	13,758,658
Security Description	Shares	Value
Koninklijke DSM NV	95,988	$13,282,060
Koninklijke KPN NV (c)	1,818,383	4,819,868
Koninklijke Philips NV (b)	363,328	16,943,143
NN Group NV	135,997	4,567,077
NXP Semiconductors NV	33,881	3,863,789
OCI NV (b)(c)	15,495	161,502
Pharming Group NV (b)(c)	175,559	229,911
PostNL NV	390,922	839,710
Prosus NV (b)	168,938	15,699,313
Randstad NV	25,698	1,144,695
Royal Dutch Shell PLC Class A	1,634,616	25,993,958
Royal Dutch Shell PLC Class B	1,453,969	21,989,466
SBM Offshore NV	165,495	2,419,172
Shop Apotheke Europe NV (b)(c)(e)	8,965	1,071,346
Signify NV (b)(e)	58,046	1,498,818
uniQure NV (b)(c)	20,932	943,196
Wolters Kluwer NV	120,323	9,394,987
		268,598,900
NEW ZEALAND — 0.4%
a2 Milk Co., Ltd. (b)	647,071	8,410,184
Air New Zealand, Ltd. (c)	497,697	422,918
Auckland International Airport, Ltd.	231,646	979,732
Contact Energy, Ltd.	276,895	1,115,852
Fisher & Paykel Healthcare Corp., Ltd.	270,606	6,201,613
Fletcher Building, Ltd.	171,370	408,182
Goodman Property Trust REIT	921,326	1,204,001
Infratil, Ltd.	446,893	1,352,131
Kiwi Property Group, Ltd.	1,071,530	724,287
Meridian Energy, Ltd.	485,443	1,503,144
Ryman Healthcare, Ltd.	160,363	1,350,297
Spark New Zealand, Ltd.	710,086	2,084,458
Vital Healthcare Property Trust REIT	886,044	1,423,125
Xero, Ltd. (b)	41,253	2,559,366
		29,739,290
NORWAY — 0.6%
Aker BP ASA	41,473	753,625
Aker Solutions ASA (b)	55,369	48,040
DNB ASA	476,828	6,282,247
DNO ASA (c)	316,329	189,725
Equinor ASA	462,575	6,549,989
Gjensidige Forsikring ASA (b)	72,975	1,339,678
Leroy Seafood Group ASA	108,567	650,029
Mowi ASA	136,599	2,586,276
Nordic Nanovector ASA (b)(c)	37,435	82,344
Norsk Hydro ASA (b)	799,844	2,202,950
Norwegian Finans Holding ASA	59,873	409,001
Orkla ASA	579,346	5,062,596
Salmar ASA (b)	20,963	997,628
Schibsted ASA Class A (b)	27,143	705,656
Schibsted ASA Class B (b)	26,983	633,808
SpareBank 1 SR-Bank ASA (b)	71,168	515,667

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Storebrand ASA (b)	443,345	$2,279,915
Telenor ASA	330,135	4,794,435
TGS Nopec Geophysical Co. ASA	45,067	650,988
Tomra Systems ASA	42,524	1,556,466
Yara International ASA	99,521	3,444,601
		41,735,664
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R (b)	3,320,760	399,079
EDP - Energias de Portugal SA	1,362,385	6,503,192
Galp Energia SGPS SA	165,952	1,918,875
Jeronimo Martins SGPS SA (c)	95,689	1,674,968
Mota-Engil SGPS SA (b)(c)	214,906	275,646
NOS SGPS SA (c)	509,360	2,221,989
Pharol SGPS SA (b)(c)	589,287	68,171
		13,061,920
SINGAPORE — 1.0%
AIMS APAC REIT	1,165,031	1,018,844
ARA LOGOS Logistics Trust REIT	1,535,629	621,935
Ascendas Real Estate Investment Trust	902,453	2,050,662
Ascott Residence Trust	1,296,626	929,448
CapitaLand Commercial Trust REIT	1,027,000	1,244,135
CapitaLand Mall Trust REIT	883,900	1,241,851
CapitaLand, Ltd. (b)	2,579,000	5,398,143
City Developments, Ltd.	252,200	1,522,185
ComfortDelGro Corp., Ltd.	779,300	809,996
COSCO Shipping International Singapore Co., Ltd. (b)	3,743,900	550,159
DBS Group Holdings, Ltd.	767,092	11,437,234
Genting Singapore, Ltd.	5,250,264	2,860,256
IGG, Inc. (c)	52,000	42,537
Jardine Cycle & Carriage, Ltd.	3,333	48,166
Keppel Corp., Ltd. (c)	1,249,175	5,336,786
Keppel REIT (c)	382,709	301,767
Lippo Malls Indonesia Retail Trust REIT (c)	7,764,100	751,338
Mapletree Commercial Trust REIT	779,200	1,077,994
Mapletree Logistics Trust REIT (c)	898,900	1,250,038
Oversea-Chinese Banking Corp., Ltd.	1,122,356	7,240,747
SATS, Ltd.	257,400	527,697
Sembcorp Industries, Ltd.	372,500	467,277
Singapore Airlines, Ltd.	982,489	2,626,919
Singapore Exchange, Ltd.	381,100	2,278,323
Singapore Press Holdings, Ltd. (c)	643,000	585,363
Singapore Technologies Engineering, Ltd.	264,800	626,386
Singapore Telecommunications, Ltd.	3,093,600	5,455,185
Security Description	Shares	Value
Soilbuild Business Space REIT	2,585,184	$722,714
Suntec Real Estate Investment Trust	881,200	890,643
United Overseas Bank, Ltd.	511,108	7,411,716
UOL Group, Ltd.	256,754	1,249,675
Venture Corp., Ltd.	115,300	1,337,267
Wilmar International, Ltd.	1,287,000	3,773,220
		73,686,606
SOUTH AFRICA — 0.2%
Anglo American PLC	618,527	14,286,933
Investec PLC	224,518	448,025
		14,734,958
SOUTH KOREA — 4.6%
Advanced Process Systems Corp.	13,854	268,361
Alteogen, Inc. (b)	10,112	2,240,386
Amorepacific Corp.	11,743	1,635,243
AMOREPACIFIC Group	11,300	484,749
Anterogen Co., Ltd. (b)	2,251	131,933
Asiana Airlines, Inc. (b)	280,979	897,002
BGF retail Co., Ltd.	3,612	417,399
BNK Financial Group, Inc.	119,147	495,270
Celltrion Healthcare Co., Ltd. (b)	17,976	1,619,985
Celltrion, Inc. (b)	43,834	11,151,186
Cheil Worldwide, Inc.	27,622	376,606
CJ CGV Co., Ltd. (b)	44,765	761,063
CJ CheilJedang Corp.	4,922	1,333,975
CJ ENM Co., Ltd.	6,133	562,389
CMG Pharmaceutical Co., Ltd. (b)	73,053	241,415
CORESTEM, Inc. (b)	20,753	295,030
Coway Co., Ltd.	14,427	865,968
CUROCOM Co., Ltd. (b)	49,842	85,774
Dae Han Flour Mills Co., Ltd.	16,000	2,194,787
Daelim Industrial Co., Ltd.	10,432	713,766
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	823	18,508
DB Insurance Co., Ltd.	25,012	891,021
Deutsch Motors, Inc. (b)	48,255	252,738
Digitech Systems Co., Ltd. (b)(f)	19,094	—
DIO Corp. (b)	9,967	206,740
Dongwon F&B Co., Ltd.	8,864	1,319,080
Dongwon Industries Co., Ltd.	10,102	1,683,877
E-MART, Inc.	6,323	554,580
Fila Holdings Corp.	19,055	556,038
GS Engineering & Construction Corp.	32,720	667,811
GS Holdings Corp.	26,661	803,476
GS Home Shopping, Inc.	8,835	802,080
GY Commerce Co., Ltd. (b)(f)	32,705	30,588
Hana Financial Group, Inc.	97,385	2,185,971
Hana Tour Service, Inc.	29,975	955,681
Hancom, Inc. (b)	64,901	836,318

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Hanjin Kal Corp.	13,724	$915,047
Hankook Shell Oil Co., Ltd.	3,769	725,380
Hankook Tire & Technology Co., Ltd.	15,163	310,735
Hanmi Pharm Co., Ltd.	2,675	541,516
Hanmi Science Co., Ltd.	14,705	407,097
Hanon Systems	99,492	749,385
Hanssem Co., Ltd.	17,273	1,237,837
Hanwha Aerospace Co., Ltd. (b)	24,389	498,790
Hanwha Solutions Corp.	40,419	646,852
Harim Co., Ltd. (b)	345,411	855,738
HDC Hyundai Engineering Plastics Co., Ltd.	427,718	1,324,562
Helixmith Co., Ltd. (b)	3,615	183,628
HLB, Inc. (b)(c)	7,881	606,710
Hotel Shilla Co., Ltd.	36,059	2,128,436
HS Industries Co., Ltd.	57,026	327,123
Huons Co., Ltd.	24,316	1,099,713
Huons Global Co., Ltd.	15,718	410,967
Hyundai Construction Equipment Co., Ltd. (b)	1,051	19,135
Hyundai Electric & Energy System Co., Ltd. (b)	1,396	9,192
Hyundai Elevator Co., Ltd.	22,469	1,292,642
Hyundai Engineering & Construction Co., Ltd.	27,019	742,385
Hyundai Glovis Co., Ltd.	4,891	412,717
Hyundai Heavy Industries Holdings Co., Ltd.	6,360	1,300,711
Hyundai Marine & Fire Insurance Co., Ltd.	41,382	787,835
Hyundai Mobis Co., Ltd.	25,928	4,138,651
Hyundai Motor Co.	57,769	4,692,215
Hyundai Motor Co. Preference Shares (d)	9,337	441,680
Hyundai Motor Co. Preference Shares (d)	12,850	588,631
Hyundai Steel Co.	32,194	548,678
Industrial Bank of Korea	100,560	675,500
Inscobee, Inc. (b)	25,397	43,178
Jeil Pharmaceutical Co., Ltd.	3,377	129,987
Jenax, Inc. (b)(c)	97,728	259,178
Kakao Corp.	15,121	3,362,736
Kangstem Biotech Co., Ltd. (b)	13,352	111,003
Kangwon Land, Inc.	32,155	574,745
KB Financial Group, Inc. (c)	219,874	6,205,863
KCC Corp.	1,047	115,768
KCC Glass Corp. (b)	787	21,362
Kia Motors Corp.	83,217	2,217,321
Kiwi Media Group Co., Ltd. (b)	164,731	20,543
KIWOOM Securities Co., Ltd.	66,077	4,790,219
KMW Co., Ltd. (b)	14,431	767,830
Koh Young Technology, Inc.	54,082	4,496,155
Korea Aerospace Industries, Ltd.	18,143	358,229
Korea Electric Power Corp. ADR (b)(c)	298,961	2,385,709
Security Description	Shares	Value
Korea Investment Holdings Co., Ltd.	21,668	$801,618
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	10,097	733,656
Korea Zinc Co., Ltd.	5,125	1,427,339
Korean Air Lines Co., Ltd. (b)	33,354	481,101
KT&G Corp.	47,579	3,093,218
LG Chem, Ltd.	16,548	6,747,969
LG Chem, Ltd. Preference Shares	7,557	1,570,645
LG Corp.	49,546	2,932,764
LG Display Co., Ltd. ADR (b)(c)	388,219	1,875,098
LG Display Co., Ltd. (b)	82,314	776,709
LG Electronics, Inc.	47,044	2,471,780
LG Household & Health Care, Ltd.	3,820	4,274,614
LG Innotek Co., Ltd.	9,996	1,450,141
LG Uplus Corp.	86,918	881,573
Lotte Chemical Corp.	5,111	709,596
Lotte Corp.	29,702	780,299
Lotte Food Co., Ltd.	2,563	745,770
Lotte Shopping Co., Ltd.	5,065	334,761
ME2ON Co., Ltd. (b)	197,410	1,117,647
Medifron DBT Co., Ltd. (b)	49,224	158,167
Medy-Tox, Inc.	5,455	660,305
Meritz Securities Co., Ltd.	205,190	516,877
Mirae Asset Daewoo Co., Ltd.	146,948	814,851
Modetour Network, Inc.	157,293	1,373,053
Muhak Co., Ltd. (b)	90,803	399,341
NAVER Corp.	60,964	13,532,351
NCSoft Corp.	6,333	4,691,111
Netmarble Corp. (b)(c)(e)	24,015	2,006,491
Nexon GT Co., Ltd. (b)	67,177	681,348
NH Investment & Securities Co., Ltd.	55,056	378,529
NHN Corp. (b)	2,430	167,071
OCI Co., Ltd. (b)	4,910	151,033
Orientbio, Inc. (b)	26,181	13,190
Orion Corp/Republic of Korea	6,252	696,486
Orion Holdings Corp.	981	10,847
Ottogi Corp.	2,589	1,198,880
Pharmicell Co., Ltd. (b)	15,381	235,283
POSCO ADR (c)	144,583	5,355,354
Prostemics Co., Ltd. (b)	36,965	106,330
S-1 Corp.	13,901	991,566
Sajo Industries Co., Ltd.	57,359	1,235,065
Samsung Biologics Co., Ltd. (b)(e)	5,107	3,290,456
Samsung C&T Corp.	35,091	3,384,093
Samsung Electro-Mechanics Co., Ltd.	21,082	2,260,945
Samsung Electronics Co., Ltd. GDR	81,799	90,224,297
Samsung Electronics Co., Ltd. Preference Shares	282,804	10,932,690

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Samsung Engineering Co., Ltd. (b)	48,136	$490,224
Samsung Fire & Marine Insurance Co., Ltd.	10,194	1,491,577
Samsung Heavy Industries Co., Ltd. (b)	141,241	698,661
Samsung Life Insurance Co., Ltd.	30,994	1,151,791
Samsung SDI Co., Ltd.	22,451	6,784,668
Samsung SDS Co., Ltd.	13,996	1,960,615
Samsung Securities Co., Ltd.	37,227	815,506
Shinhan Financial Group Co., Ltd.	178,594	4,268,676
Shinsegae Food Co., Ltd.	22,060	953,668
Shinsegae, Inc.	3,810	698,429
SillaJen, Inc. (b)	25,450	256,013
SK Bioland Co., Ltd.	102,324	2,807,243
SK Holdings Co., Ltd.	12,772	3,089,872
SK Hynix, Inc.	217,902	15,416,270
SK Innovation Co., Ltd.	46,001	5,009,877
SK Telecom Co., Ltd. ADR	234,143	4,523,643
S-Oil Corp.	15,252	805,173
SundayToz Corp. (b)	9,017	206,525
Wonpung Mulsan Co., Ltd. (b)	74,940	138,310
Woori Financial Group, Inc.	187,026	1,369,829
Youlchon Chemical Co., Ltd.	83,083	1,004,994
Yuhan Corp.	18,066	759,978
Yungjin Pharmaceutical Co., Ltd. (b)	33,259	152,629
		326,542,587
SPAIN — 1.8%
Abertis Infraestructuras SA (b)(c)	1,675	12,172
Acciona SA (c)	10,324	1,010,539
Acerinox SA	56,681	457,088
ACS Actividades de Construccion y Servicios SA	88,784	2,237,666
Aena SME SA (b)(e)	29,556	3,940,344
Almirall SA	22,110	291,289
Amadeus IT Group SA	178,540	9,300,452
Applus Services SA	50,176	384,906
Atresmedia Corp. de Medios de Comunicacion SA (c)	90,759	237,103
Banco Bilbao Vizcaya Argentaria SA	1,703,005	5,860,605
Banco de Sabadell SA	1,938,954	673,138
Banco Santander SA	4,230,913	10,333,115
Bankia SA	298,008	317,437
Bankinter SA	327,441	1,561,164
Befesa SA (e)	24,219	943,895
Bolsas y Mercados Espanoles SHMSF SA	126	4,664
CaixaBank SA	1,393,349	2,974,168
Cellnex Telecom SA (e)	96,902	5,903,237
Cia de Distribucion Integral Logista Holdings SA	15,492	288,837
Security Description	Shares	Value
CIE Automotive SA (c)	21,719	$381,030
Ebro Foods SA (c)	41,199	853,268
Enagas SA (c)	90,582	2,212,784
Endesa SA (c)	123,055	3,030,928
Faes Farma SA	119,298	485,042
Ferrovial SA	188,758	5,024,484
Gestamp Automocion SA (e)	67,158	168,960
Grifols SA	163,635	4,967,753
Grifols SA ADR	100,906	1,840,526
Iberdrola SA	2,146,961	24,885,228
Indra Sistemas SA (b)	199,512	1,567,453
Industria de Diseno Textil SA	443,217	11,733,127
Inmobiliaria Colonial Socimi SA REIT	116,566	1,026,422
Let's GOWEX SA (b)(c)(f)	4,019	—
Mapfre SA	383,890	682,967
Masmovil Ibercom SA (b)	27,491	700,897
Mediaset Espana Comunicacion SA (b)	80,916	299,180
Melia Hotels International SA	42,788	181,753
Merlin Properties Socimi SA REIT	125,596	1,041,046
Pharma Mar SA (c)	421,313	3,624,695
Prosegur Cia de Seguridad SA	105,646	245,856
Red Electrica Corp. SA (c)	173,039	3,227,161
Repsol SA (c)	633,860	5,543,008
Sacyr SA	229,799	476,708
Siemens Gamesa Renewable Energy SA (b)(c)	89,243	1,581,681
Telefonica SA	1,685,297	8,038,897
Viscofan SA	16,755	1,093,348
Zardoya Otis SA	69,582	475,940
		132,121,961
SWEDEN — 2.8%
AAK AB (b)	67,643	1,162,397
Alfa Laval AB (b)	332,448	7,293,649
Arjo AB Class B	29,592	164,530
Assa Abloy AB Class B	395,348	8,039,229
Atlas Copco AB Class A	254,875	10,795,047
Atlas Copco AB Class B	156,237	5,778,823
Beijer Ref AB (c)	27,257	823,270
Bilia AB Class A (b)	120,256	971,300
BillerudKorsnas AB	70,881	1,015,287
Boliden AB	106,151	2,415,462
Bravida Holding AB (b)(e)	77,908	744,657
Castellum AB	106,197	1,983,931
Dometic Group AB (b)(e)	115,339	1,034,215
Electrolux AB Class B	192,875	3,225,400
Electrolux Professional AB Class B (b)	2,928	10,626
Elekta AB Class B	103,762	965,155
Epiroc AB Class A	254,875	3,176,140
Epiroc AB Class B	156,227	1,910,780
Essity AB Class B (b)	236,700	7,649,785
Evolution Gaming Group AB (c)(e)	39,137	2,333,942

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Fabege AB	108,912	$1,273,045
Fastighets AB Balder Class B (b)	37,492	1,428,991
Getinge AB Class B (c)	40,017	742,642
Hennes & Mauritz AB Class B (c)	406,948	5,896,753
Hexagon AB Class B (b)	103,517	6,044,367
Hexpol AB (b)	124,436	921,585
Holmen AB Class B (b)	38,644	1,232,739
Husqvarna AB Class B	164,225	1,344,944
ICA Gruppen AB	30,891	1,464,866
Industrivarden AB Class A (b)	77,618	1,761,196
Industrivarden AB Class C (b)	65,536	1,484,938
Indutrade AB (b)	34,772	1,373,465
Intrum AB (c)	28,402	521,297
Investment AB Latour Class B (c)	48,021	871,080
Investor AB Class B	156,052	8,235,875
JM AB	32,307	727,169
Karo Pharma AB (b)	515,433	3,042,812
Kinnevik AB Class B	128,337	3,376,256
KNOW IT AB (b)	152,690	2,533,730
Kungsleden AB	69,426	517,156
L E Lundbergforetagen AB Class B (b)	28,418	1,289,641
LeoVegas AB (e)	150,372	672,398
Loomis AB (b)	28,312	676,450
Lundin Energy AB (c)	90,671	2,185,840
Modern Times Group MTG AB Class B (b)	6,320	68,582
NetEnt AB (b)	566,892	4,332,320
Nibe Industrier AB Class B (b)	150,344	3,322,635
Nordic Entertainment Group AB Class B	6,275	191,955
Pandox AB (b)	29,489	340,575
Saab AB Class B (b)(c)	39,116	976,572
Samhallsbyggnadsbolaget i Norden AB	325,233	830,829
Sandvik AB (b)	613,940	11,472,681
Securitas AB Class B (b)	127,818	1,722,459
Skandinaviska Enskilda Banken AB Class A (b)	693,118	6,003,727
Skanska AB Class B (b)	159,524	3,244,707
SKF AB Class B	145,848	2,710,586
SSAB AB Class B (b)	244,399	647,943
Svenska Cellulosa AB SCA Class B (b)	196,815	2,340,659
Svenska Handelsbanken AB Class A (b)	593,679	5,635,606
Swedbank AB Class A (b)	410,840	5,265,229
Swedish Match AB	63,155	4,440,064
Swedish Orphan Biovitrum AB (b)	87,987	2,032,362
Tele2 AB Class B	341,512	4,528,860
Telefonaktiebolaget LM Ericsson Class B	1,375,715	12,722,556
Telia Co. AB	573,843	2,143,446
Security Description	Shares	Value
Tethys Oil AB	122,995	$603,315
Thule Group AB (e)	35,363	892,743
Trelleborg AB Class B (b)	96,976	1,411,966
Volvo AB Class A (b)	139,587	2,145,499
Volvo AB Class B (b)	631,901	9,895,655
Wallenstam AB Class B	81,517	944,082
Wihlborgs Fastigheter AB	51,905	849,609
		202,830,082
SWITZERLAND — 8.5%
ABB, Ltd.	799,060	17,987,388
Adecco Group AG	119,235	5,594,626
Alcon, Inc. (b)	205,161	11,769,882
ALSO Holding AG	2,462	605,399
Aryzta AG (b)(c)	159,608	71,555
Bachem Holding AG Class B	2,440	641,190
Baloise Holding AG	19,414	2,911,434
Barry Callebaut AG	1,239	2,362,802
Belimo Holding AG	108	794,428
BKW AG	7,592	681,041
Bucher Industries AG	2,566	738,752
Cembra Money Bank AG	10,626	1,037,873
Chocoladefabriken Lindt & Spruengli AG (d)	200	1,646,351
Chocoladefabriken Lindt & Spruengli AG (d)	12	1,030,869
Cie Financiere Richemont SA	208,413	13,293,738
Clariant AG (b)	113,887	2,236,755
Coca-Cola HBC AG	69,576	1,743,434
Comet Holding AG	21,846	3,126,292
Credit Suisse Group AG	736,412	7,614,759
CRISPR Therapeutics AG (b)(c)	13,090	961,984
Daetwyler Holding AG	2,824	551,955
DKSH Holding AG	12,081	775,183
dormakaba Holding AG	1,204	656,288
Dufry AG (b)	12,860	380,826
EMS-Chemie Holding AG	2,592	2,007,839
Flughafen Zurich AG	7,666	995,921
Forbo Holding AG	357	516,916
Galenica AG (e)	19,249	1,377,323
Geberit AG	15,438	7,725,924
Georg Fischer AG	1,326	1,138,411
Givaudan SA	3,844	14,312,313
Glencore PLC	4,698,436	9,939,989
Helvetia Holding AG	12,669	1,181,263
Idorsia, Ltd. (b)	38,771	1,239,788
Inficon Holding AG	776	601,931
Interroll Holding AG	220	443,924
IWG PLC	271,508	889,010
Julius Baer Group, Ltd.	131,485	5,501,958
Kuehne + Nagel International AG (b)	47,740	7,930,216
LafargeHolcim, Ltd. (d)	242,256	10,612,682
LafargeHolcim, Ltd. (d)	3,988	172,760
Leonteq AG	18,086	758,713
Logitech International SA	67,044	4,376,911
Lonza Group AG	27,058	14,283,586

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Meyer Burger Technology AG (b)(c)	50,210	$14,689
Mobimo Holding AG	2,551	737,664
Nestle SA	1,087,012	120,155,809
Novartis AG	1,007,630	87,645,892
OC Oerlikon Corp. AG	74,113	604,214
Pargesa Holding SA	350	26,632
Pargesa Holding SA (b)	300	23,402
Partners Group Holding AG	7,664	6,951,023
PSP Swiss Property AG	15,468	1,741,793
Roche Holding AG Bearer Shares	1	343
Roche Holding AG	283,152	98,119,317
Schindler Holding AG (d)	17,992	4,234,305
Schindler Holding AG (d)	9,061	2,134,363
Schweiter Technologies AG	317	390,082
SFS Group AG	6,516	609,962
SGS SA	2,521	6,159,163
Sika AG	67,621	13,013,233
Sonova Holding AG (b)	22,134	4,418,391
St Galler Kantonalbank AG (c)	1,164	519,626
STMicroelectronics NV (c)	325,888	8,865,031
Straumann Holding AG	3,891	3,342,593
Sulzer AG	30,086	2,397,228
Sunrise Communications Group AG (e)	12,931	1,147,011
Swatch Group AG (c)(d)	11,760	2,346,912
Swatch Group AG (d)	23,218	908,088
Swiss Life Holding AG	12,869	4,767,051
Swiss Prime Site AG	28,266	2,613,162
Swiss Re AG	139,513	10,757,026
Swisscom AG (c)	10,283	5,381,605
Temenos AG	38,615	5,996,725
u-blox Holding AG	6,505	444,857
UBS Group AG	1,342,887	15,454,786
Valiant Holding AG	6,172	576,457
VAT Group AG (e)	10,063	1,837,263
Vifor Pharma AG	14,271	2,146,938
Vontobel Holding AG	10,703	750,582
VZ Holding AG	5,590	417,679
Zur Rose Group AG (b)	2,791	761,409
Zurich Insurance Group AG	61,643	21,741,429
		605,375,917
THAILAND — 0.1%
Sea, Ltd. ADR (b)	61,763	6,623,464
UNITED KINGDOM — 11.1%
3i Group PLC	382,906	3,939,188
Adaptimmune Therapeutics PLC ADR (b)	112,041	1,121,530
Admiral Group PLC	97,429	2,767,613
Afren PLC (b)(c)(f)	55,933	—
Aggreko PLC	86,667	474,176
Ashtead Group PLC	174,636	5,867,068
Associated British Foods PLC	142,143	3,363,352
AstraZeneca PLC	540,053	56,192,476
Security Description	Shares	Value
Auto Trader Group PLC (e)	296,594	$1,929,107
AVEVA Group PLC	25,414	1,284,952
Aviva PLC	2,025,265	6,846,618
Avon Rubber PLC	134,174	5,305,135
B&M European Value Retail SA	308,475	1,515,079
Babcock International Group PLC	205,969	789,445
BAE Systems PLC	1,244,708	7,434,508
Balfour Beatty PLC	1,068,418	3,442,920
Barclays PLC	5,598,631	7,915,200
Barratt Developments PLC	640,591	3,925,121
Beazley PLC	210,027	1,063,989
Bellway PLC	40,033	1,259,374
Berkeley Group Holdings PLC	42,481	2,186,190
Big Yellow Group PLC REIT	110,946	1,376,333
BP PLC	7,840,546	29,760,871
British American Tobacco PLC	886,343	33,999,427
British Land Co. PLC REIT	687,796	3,283,786
Britvic PLC	85,536	813,800
BT Group PLC	3,754,526	5,290,887
Bunzl PLC	132,051	3,534,095
Burberry Group PLC	218,303	4,314,417
Cairn Energy PLC (b)	174,100	253,409
Capita PLC (b)	922,805	502,836
Capital & Counties Properties PLC REIT	299,020	539,795
Centrica PLC	2,718,470	1,294,537
Cineworld Group PLC (c)	474,718	355,105
Close Brothers Group PLC	59,457	811,789
CNH Industrial NV (b)	395,873	2,769,123
Coca-Cola European Partners PLC	91,874	3,469,162
Compass Group PLC	665,373	9,142,144
Croda International PLC	51,586	3,350,158
Daily Mail & General Trust PLC Class A	48,405	412,086
DCC PLC	33,570	2,791,544
Dechra Pharmaceuticals PLC	50,642	1,780,836
Derwent London PLC REIT	45,051	1,545,262
Diageo PLC	930,078	30,815,931
Dialog Semiconductor PLC (b)	30,953	1,411,801
Direct Line Insurance Group PLC	569,741	1,907,765
Dixons Carphone PLC	404,003	448,519
Drax Group PLC	152,718	485,332
DS Smith PLC	272,499	1,105,049
easyJet PLC (c)	99,677	837,495
Electrocomponents PLC	218,685	1,813,091
EnQuest PLC (b)(c)	5,312,485	942,606
Experian PLC	440,714	15,350,766
Farfetch, Ltd. Class A (b)(c)	50,810	877,489
Fiat Chrysler Automobiles NV (b)	424,527	4,264,566
Firstgroup PLC (b)	1,376,362	856,269
Frasers Group PLC (b)	61,832	233,477
Future PLC	44,456	700,905
G4S PLC	1,442,380	2,030,823

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Gamesys Group PLC (b)	60,979	$647,220
GlaxoSmithKline PLC	2,070,056	41,860,341
Grafton Group PLC	86,626	706,432
Great Portland Estates PLC REIT	112,216	876,294
GVC Holdings PLC	217,613	1,991,346
GW Pharmaceuticals PLC ADR (b)(c)	11,515	1,413,121
Gym Group PLC (c)(e)	374,349	703,070
Halma PLC	150,774	4,290,407
Hammerson PLC REIT (c)	293,100	290,665
Hargreaves Lansdown PLC	78,032	1,570,141
Hays PLC	550,305	809,149
Hiscox, Ltd.	116,461	1,134,790
HomeServe PLC	159,155	2,566,309
Howden Joinery Group PLC	236,175	1,613,170
HSBC Holdings PLC	7,852,969	36,736,063
IG Group Holdings PLC	143,770	1,453,114
IMI PLC	91,873	1,047,207
Imperial Brands PLC	380,250	7,228,444
Inchcape PLC	164,988	998,910
Indivior PLC (b)	319,914	328,087
Informa PLC	473,080	2,749,667
InterContinental Hotels Group PLC	78,610	3,464,647
Intermediate Capital Group PLC	117,499	1,871,394
International Consolidated Airlines Group SA	269,080	738,760
International Personal Finance PLC	133,267	86,120
Intertek Group PLC	66,416	4,464,263
Intu Properties PLC REIT (b)(c)(f)	315,030	—
ITV PLC	1,445,057	1,333,421
J Sainsbury PLC	972,649	2,508,169
JD Sports Fashion PLC	164,069	1,261,347
John Wood Group PLC	412,732	988,581
Johnson Matthey PLC	78,735	2,041,040
Keller Group PLC	39,917	312,698
Kingfisher PLC	1,545,412	4,216,203
Lancashire Holdings, Ltd.	78,768	787,366
Land Securities Group PLC REIT	486,995	3,327,574
Legal & General Group PLC	2,331,515	6,363,734
Lloyds Banking Group PLC	27,653,312	10,652,014
London Stock Exchange Group PLC	122,889	12,690,931
LondonMetric Property PLC REIT	271,153	705,588
M&G PLC	1,006,697	2,084,113
Man Group PLC	1,087,582	1,755,697
Marks & Spencer Group PLC	1,191,055	1,456,952
Meggitt PLC	249,547	907,446
Melrose Industries PLC	1,834,754	2,584,406
Micro Focus International PLC	141,788	756,835
Mondi PLC	287,742	5,370,344
National Grid PLC	1,519,151	18,567,916
Security Description	Shares	Value
Next PLC	84,222	$5,092,929
Ninety One PLC (b)	112,266	285,755
NMC Health PLC ADR (b)	252	90
Nomad Foods, Ltd. (b)	80,634	1,729,599
Ocado Group PLC (b)	184,009	4,610,894
Pearson PLC	470,408	3,346,759
Pennon Group PLC	164,264	2,271,175
Persimmon PLC	49,912	1,409,806
Petrofac, Ltd.	94,442	208,063
Phoenix Group Holdings PLC	221,497	1,762,511
Provident Financial PLC	43,777	95,308
Prudential PLC	1,006,697	15,156,622
Quilter PLC (e)	928,689	1,596,731
Reckitt Benckiser Group PLC	282,858	25,974,804
Redrow PLC	81,202	432,236
RELX PLC (d)	496,573	11,473,683
RELX PLC (d)	403,558	9,337,077
Rentokil Initial PLC	729,343	4,592,396
Restaurant Group PLC	1,099,076	765,244
Rightmove PLC	402,085	2,712,618
Rio Tinto PLC	404,859	22,756,101
Rolls-Royce Holdings PLC	846,092	2,983,662
Rotork PLC	431,649	1,493,368
Royal Bank of Scotland Group PLC	1,768,904	2,657,761
Royal Mail PLC	180,402	406,244
RSA Insurance Group PLC	538,554	2,726,964
Sage Group PLC	442,391	3,672,184
Schroders PLC	45,070	1,642,254
Segro PLC REIT	383,776	4,244,035
Serco Group PLC (b)	714,048	1,345,474
Severn Trent PLC	94,384	2,891,033
Shaftesbury PLC REIT	109,996	716,931
Signature Aviation PLC	374,140	1,072,045
Smith & Nephew PLC	377,376	7,019,936
Smiths Group PLC	224,986	3,925,259
Spectris PLC	48,693	1,519,169
Spirax-Sarco Engineering PLC	28,390	3,499,451
SSE PLC	603,780	10,179,592
SSP Group PLC	174,839	555,632
St James's Place PLC	206,331	2,429,094
Standard Chartered PLC	1,147,190	6,238,280
Standard Life Aberdeen PLC	1,463,377	4,838,608
Subsea 7 SA (b)	99,541	625,291
TalkTalk Telecom Group PLC	171,753	181,765
Tate & Lyle PLC	359,136	2,962,466
Taylor Wimpey PLC	971,677	1,712,062
Telecom Plus PLC	24,530	431,604
Tesco PLC	4,304,102	12,130,703
TP ICAP PLC	230,607	999,563
Trainline PLC (b)(e)	111,230	597,021
Travis Perkins PLC	63,151	878,221
Tritax Big Box REIT PLC	857,470	1,536,261
Tullow Oil PLC	715,114	280,100
Unilever NV	553,135	29,354,232
Unilever PLC	456,407	24,559,446

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
UNITE Group PLC REIT	103,699	$1,204,427
United Utilities Group PLC	280,122	3,150,374
Victrex PLC	37,392	903,241
Virgin Money UK PLC (b)	293,685	334,645
Vodafone Group PLC	11,345,742	18,064,633
Weir Group PLC	45,632	599,632
WH Smith PLC	42,554	576,800
Whitbread PLC	109,056	2,994,138
William Hill PLC	567,503	797,974
Wm Morrison Supermarkets PLC	1,555,718	3,662,840
Workspace Group PLC REIT	93,158	752,218
WPP PLC	529,415	4,126,350
		791,491,217
UNITED STATES — 0.5%
Alacer Gold Corp. (b)	115,068	788,241
Argonaut Gold, Inc. (b)	138,710	260,718
Carnival PLC	126,546	1,541,400
Constellium SE (b)(c)	32,223	247,473
Cushman & Wakefield PLC (b)(c)	63,491	791,098
Ferguson PLC	135,831	11,097,109
Flex, Ltd. (b)	543,967	5,575,662
ICON PLC (b)	24,401	4,110,593
International Game Technology PLC (c)	41,331	367,846
Nabriva Therapeutics PLC (b)(c)	808,593	545,477
Nordic American Tankers, Ltd. (c)	155,890	632,913
Primo Water Corp.	60,764	831,155
QIAGEN NV (b)	91,947	3,959,382
Quotient, Ltd. (b)(c)	91,790	679,246
REC Silicon ASA (b)(c)	119,847	35,257
Spotify Technology SA (b)	23,070	5,956,443
Stratasys, Ltd. (b)(c)	18,111	287,240
		37,707,253
TOTAL COMMON STOCKS (Cost $7,393,613,068)		7,129,398,151

RIGHTS — 0.0% (a)
CANADA — 0.0% (a)
Pan American Silver Corp. (CVR) (expiring 02/22/29) (b)	32,808	22,434
SOUTH KOREA — 0.0% (a)
CJ CGV Co., Ltd. (expiring 07/21/20) (b)	23,478	62,460
Korean Air Lines Co., Ltd. (expiring 7/10/20) (b)	20,732	29,731
		92,191
SPAIN — 0.0% (a)
ACS Actividades de Construccion y Servicios SA (expiring 7/10/20) (b) (c)	88,370	137,812
Security Description	Shares	Value
Repsol SA (expiring 7/9/20) (b) (c)	630,914	$307,041
Telefonica SA (expiring 7/6/20) (b)	1,677,473	329,898
		774,751
TOTAL RIGHTS (Cost $992,186)		889,376
WARRANTS — 0.0% (a)
FRANCE — 0.0% (a)
CGG SA (expiring 02/21/23) (b) (Cost: $2)	13	1
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (g) (h)	8,423,466	8,426,836
State Street Navigator Securities Lending Portfolio II (i) (j)	109,657,781	109,657,781
TOTAL SHORT-TERM INVESTMENTS (Cost $118,084,617)		118,084,617
TOTAL INVESTMENTS — 101.2% (Cost $7,512,689,873)		7,248,372,145
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(88,642,840)
NET ASSETS — 100.0%		$7,159,729,305
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at June 30, 2020.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2020, total aggregate fair value of the security is $57,535, representing less than 0.05% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

ADR	American Depositary Receipt
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,128,500,395	$840,221	$57,535 (a)	$7,129,398,151
Rights	826,916	62,460	—	889,376
Warrants	1	—	—	1
Short-Term Investments	118,084,617	—	—	118,084,617
TOTAL INVESTMENTS	$7,247,411,929	$902,681	$57,535	$7,248,372,145
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2020.
Sector Breakdown as of June 30, 2020

% of Net Assets
Financials	15.9%
Industrials	15.1
Health Care	12.7
Consumer Discretionary	10.7
Information Technology	10.6
Consumer Staples	10.1
Materials	7.9
Communication Services	5.4
Energy	3.9
Real Estate	3.8
Utilities	3.5
Short-Term Investments	1.6
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,670,096	$2,670,363	$256,013,571	$250,252,315	$(4,770)	$(13)	8,423,466	$8,426,836	$108,899
State Street Navigator Securities Lending Portfolio II	—	—	715,252,757	605,594,976	—	—	109,657,781	109,657,781	884,151
State Street Navigator Securities Lending Portfolio III	108,197,946	108,197,946	86,953,244	195,151,190	—	—	—	—	128,830
Total		$110,868,309	$1,058,219,572	$1,050,998,481	$(4,770)	$(13)		$118,084,617	$1,121,880
See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 7.4%
Abacus Property Group REIT	151,248	$279,080
Accent Group, Ltd.	247,172	238,249
Adelaide Brighton, Ltd. (a)	108,946	238,530
AET&D Holdings No. 1 Pty, Ltd. (a)(b)(c)	110,316	—
Altura Mining, Ltd. (c)	31,575	1,326
AMA Group, Ltd. (a)	368,215	150,842
AP Eagers, Ltd. (a)	50,589	235,106
APN Industria REIT (a)	93,032	151,164
Appen, Ltd.	48,386	1,130,003
ARB Corp., Ltd.	39,380	486,681
Ardent Leisure Group, Ltd. (c)	115,470	31,005
Arena REIT	175,620	264,802
AUB Group, Ltd.	8,885	89,925
Aurelia Metals, Ltd.	494,599	170,266
Austal, Ltd.	57,240	127,293
Australian Agricultural Co., Ltd. (c)	175,303	124,317
Australian Pharmaceutical Industries, Ltd.	281,433	221,863
Avita Medical, Ltd. (c)	52,316	324,173
Baby Bunting Group, Ltd.	30,178	66,904
Bapcor, Ltd.	97,562	396,311
Bega Cheese, Ltd. (a)	79,676	244,113
Bingo Industries, Ltd. (a)	235,739	348,959
Blackmores, Ltd. (a)	3,205	172,008
Bravura Solutions, Ltd.	83,418	258,450
Breville Group, Ltd.	52,759	826,747
Brickworks, Ltd. (a)	37,479	408,482
Bubs Australia, Ltd. (a)(c)	405,335	258,143
BWP Trust REIT	154,530	407,489
BWX, Ltd.	53,846	130,126
Carnarvon Petroleum, Ltd. (c)	500,377	67,179
Cedar Woods Properties, Ltd.	57,127	206,099
Charter Hall Long Wale REIT	100,594	296,428
Charter Hall Retail REIT	237,632	548,092
Charter Hall Social Infrastructure REIT	146,895	237,672
Clean TeQ Holdings, Ltd. (a)(c)	321,273	30,968
Clinuvel Pharmaceuticals, Ltd. (a)	19,006	335,646
Collins Foods, Ltd.	47,185	306,026
Cooper Energy, Ltd. (c)	838,572	216,509
Corporate Travel Management, Ltd.	22,964	153,206
Costa Group Holdings, Ltd.	173,272	345,964
Credit Corp. Group, Ltd.	25,399	272,451
CSR, Ltd.	227,078	575,343
Dacian Gold, Ltd. (c)	262,464	80,414
Domain Holdings Australia, Ltd.	92,307	212,904
Dubber Corp., Ltd. (c)	192,815	150,011
Eclipx Group, Ltd. (a)(c)	135,241	116,392
Ecofibre, Ltd. (a)(c)	31,614	48,321
Elders, Ltd.	66,269	429,799
Emeco Holdings, Ltd. (a)(c)	124,070	84,995
Security Description	Shares	Value
EML Payments, Ltd. (a)(c)	207,881	$478,041
Estia Health, Ltd.	91,896	97,120
FlexiGroup, Ltd. (a)	106,530	82,514
Freedom Foods Group, Ltd. (a)	34,458	71,410
G8 Education, Ltd. (a)	285,946	174,233
Galaxy Resources, Ltd. (c)	150,353	80,227
GDI Property Group REIT	201,314	154,544
Genworth Mortgage Insurance Australia, Ltd.	82,042	116,926
Gold Road Resources, Ltd. (c)	422,234	485,483
GrainCorp, Ltd. Class A (c)	96,886	274,829
GUD Holdings, Ltd.	42,202	334,435
GWA Group, Ltd.	123,651	235,820
Hansen Technologies, Ltd.	89,984	180,286
Healius, Ltd.	300,242	630,486
Hotel Property Investments REIT	91,053	181,801
HT&E, Ltd. (a)	64,739	53,042
HUB24, Ltd. (a)	27,460	175,828
IGO, Ltd.	213,265	715,076
Imdex, Ltd.	286,919	219,274
Infigen Energy Stapled Security	166,299	107,627
Infomedia, Ltd.	45,474	53,851
Ingenia Communities Group REIT	113,142	349,763
Inghams Group, Ltd. (a)	78,681	173,350
Integrated Research, Ltd.	132,031	349,978
InvoCare, Ltd. (a)	115,915	836,382
ioneer, Ltd. (a)(c)	1,070,154	95,784
IOOF Holdings, Ltd. (a)	121,225	410,640
IPH, Ltd.	96,097	493,574
IRESS, Ltd.	49,974	376,758
iSignthis, Ltd. (a)(c)	218,742	161,146
Jumbo Interactive, Ltd. (a)	12,163	80,225
Jupiter Mines, Ltd. (a)	883,682	170,356
Karoon Energy, Ltd. (a)(c)	585,234	243,775
Kogan.com, Ltd.	57,314	580,861
Link Administration Holdings, Ltd.	172,683	487,458
Liquefied Natural Gas, Ltd. (c)	250,440	7,414
Lovisa Holdings, Ltd. (a)	33,719	138,132
Lynas Corp., Ltd. (c)	333,107	443,781
MACA, Ltd.	290,533	173,028
Mayne Pharma Group, Ltd. (c)	868,559	230,231
McMillan Shakespeare, Ltd.	38,677	241,792
Megaport, Ltd. (c)	63,620	529,133
Mesoblast, Ltd. (a)(c)	225,126	503,748
Metcash, Ltd. (a)	433,770	812,330
Mineral Resources, Ltd.	41,268	601,504
Monadelphous Group, Ltd.	43,429	323,527
Monash IVF Group, Ltd. (a)	295,875	107,966
Mount Gibson Iron, Ltd.	52,203	21,924
Myer Holdings, Ltd. (a)(c)	406,111	51,727
Nanosonics, Ltd. (c)	140,734	660,826
National Storage REIT (a)	628,417	798,267
Navigator Global Investments, Ltd.	57,224	46,688
nearmap, Ltd. (a)(c)	184,104	285,200

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Netwealth Group, Ltd.	40,861	$252,351
New Hope Corp., Ltd.	90,293	84,858
NEXTDC, Ltd. (c)	172,815	1,175,553
Nick Scali, Ltd. (a)	38,720	172,749
Nine Entertainment Co. Holdings, Ltd.	696,079	661,365
NRW Holdings, Ltd.	182,750	234,661
Nufarm, Ltd. (c)	102,727	289,276
OceanaGold Corp. (c)	298,934	693,562
OFX Group, Ltd.	209,617	202,771
Omni Bridgeway, Ltd. (a)	107,700	353,702
oOh!media, Ltd.	268,050	167,943
Orocobre, Ltd. (a)(c)	89,929	143,026
Pact Group Holdings, Ltd. (a)(c)	48,635	73,333
Paladin Energy, Ltd. (a)(c)	737,748	50,794
Paradigm Biopharmaceuticals, Ltd. (a)(c)	101,923	221,048
Pendal Group, Ltd.	54,338	223,348
Perenti Global, Ltd.	206,188	163,964
Perpetual, Ltd. (a)	25,441	519,703
Perseus Mining, Ltd. (c)	521,067	469,969
Pilbara Minerals, Ltd. (a)(c)	372,447	64,107
Pinnacle Investment Management Group, Ltd. (a)	37,338	100,772
Platinum Asset Management, Ltd. (a)	64,041	164,464
PointsBet Holdings Pty, Ltd. (c)	71,856	262,206
PolyNovo, Ltd. (a)(c)	322,034	563,170
Praemium, Ltd. (a)(c)	106,226	26,329
Premier Investments, Ltd.	30,133	357,878
Pro Medicus, Ltd. (a)	13,790	251,222
Ramelius Resources, Ltd.	275,890	378,001
Regis Healthcare, Ltd. (a)	93,391	90,663
Regis Resources, Ltd.	275,468	990,024
Resolute Mining, Ltd. (c)	287,765	224,873
Rural Funds Group REIT (a)	167,515	221,441
Sandfire Resources, Ltd.	100,296	350,103
Saracen Mineral Holdings, Ltd. (c)	507,244	1,892,867
Senex Energy, Ltd. (c)	293,031	45,394
Service Stream, Ltd.	205,745	269,854
Seven West Media, Ltd. (c)	450,212	28,207
SG Fleet Group, Ltd.	70,593	77,765
Shopping Centres Australasia Property Group REIT	331,815	498,031
Sigma Healthcare, Ltd.	416,689	179,306
Silver Lake Resources, Ltd. (c)	255,170	374,208
SmartGroup Corp., Ltd.	42,957	179,526
SolGold PLC (a)(c)	631,038	163,739
Southern Cross Media Group, Ltd. (a)	1,300,801	156,730
SpeedCast International, Ltd. (a)(b)(c)	131,112	35,657
St Barbara, Ltd.	319,022	691,887
Starpharma Holdings, Ltd. (a)(c)	221,657	171,687
Steadfast Group, Ltd.	347,512	803,920
Super Retail Group, Ltd.	54,102	299,856
Security Description	Shares	Value
Superloop, Ltd. (a)(c)	97,003	$66,119
Tassal Group, Ltd.	126,381	300,196
Technology One, Ltd.	117,139	708,915
Tiger Resources, Ltd. (b)(c)	2,464	—
Tyro Payments, Ltd. (c)	95,861	231,001
United Malt Grp, Ltd. (c)	98,471	278,647
Virtus Health, Ltd.	15,429	30,063
Vita Group, Ltd.	140	93
Vocus Group, Ltd. (c)	299,544	608,396
Waypoint REIT	166,763	298,522
Webjet, Ltd. (a)	153,868	351,715
Western Areas, Ltd.	41,271	75,016
Westgold Resources, Ltd. (c)	88,850	127,852
Zip Co., Ltd. (a)(c)	120,998	435,696
		47,766,991
AUSTRIA — 0.3%
AT&S Austria Technologie & Systemtechnik AG	11,558	207,702
FACC AG (a)	10,382	75,211
Palfinger AG (c)	4,985	109,738
Porr AG (a)(c)	7,410	122,508
S IMMO AG	28,643	513,439
S&T AG (c)	21,549	551,823
Schoeller-Bleckmann Oilfield Equipment AG	4,591	120,917
		1,701,338
BELGIUM — 0.8%
AGFA-Gevaert NV (c)	86,063	358,615
Befimmo SA REIT	6,700	299,875
Bekaert SA	21,726	425,807
Biocartis NV (a)(c)(d)	16,690	86,604
Econocom Group SA	46,122	93,036
Euronav NV	88,827	714,824
Fagron	13,831	290,491
Intervest Offices & Warehouses NV REIT	12,083	310,098
Ion Beam Applications (a)	10,230	87,782
Kinepolis Group NV (c)	3,217	145,430
Materialise NV ADR (a)(c)	17,283	389,905
Mithra Pharmaceuticals SA (a)(c)	6,868	140,391
Ontex Group NV (c)	23,011	336,758
Recticel SA	28,002	248,459
Retail Estates NV REIT	5,029	338,334
Tessenderlo Group SA (c)	25,290	752,718
X-Fab Silicon Foundries SE (c)(d)	42,072	159,952
		5,179,079
BERMUDA — 0.0% (e)
Golar LNG, Ltd.	35,387	256,202
CANADA — 6.9%
Advantage Oil & Gas, Ltd. (a)(c)	64,304	78,373
Aecon Group, Inc. (a)	26,943	291,981
Ag Growth International, Inc. (a)	6,030	120,954
Aimia, Inc. (a)(c)	56,477	123,155
Aleafia Health, Inc. (a)(c)	105,108	38,200

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Altius Minerals Corp. (a)	34,676	$247,977
Altus Group, Ltd.	18,146	543,447
Aphria, Inc. (a)(c)	105,029	448,802
ARC Resources, Ltd. (a)	132,985	445,236
Aritzia, Inc. (c)	30,364	423,803
Artis Real Estate Investment Trust	43,784	242,709
Athabasca Oil Corp. (a)(c)	148,310	19,600
Atrium Mortgage Investment Corp. (a)	33,114	272,060
ATS Automation Tooling Systems, Inc. (c)	31,911	447,972
AutoCanada, Inc. (a)	15,723	123,521
Badger Daylighting, Ltd. (a)	14,371	313,587
Ballard Power Systems, Inc. (a)(c)	66,570	1,021,033
Baytex Energy Corp. (a)(c)	249,108	126,200
Birchcliff Energy, Ltd. (a)	63,563	53,203
Boardwalk Real Estate Investment Trust	11,858	258,665
Bonavista Energy Corp. (a)(c)	121,448	4,458
Bonterra Energy Corp. (a)	324	324
Boralex, Inc. Class A	23,737	538,527
Boston Pizza Royalties Income Fund	17,877	103,561
Canaccord Genuity Group, Inc. (a)	51,778	262,692
Canacol Energy, Ltd. (a)	48,615	137,064
Canadian Solar, Inc. (a)(c)	17,380	334,913
Canfor Corp. (a)(c)	19,835	171,408
CanWel Building Materials Group, Ltd.	55,199	179,539
Cardinal Energy, Ltd. (a)	36,342	14,142
Cargojet, Inc. (a)	1,562	183,495
Cascades, Inc. (a)	24,229	263,103
Celestica, Inc. (a)(c)	54,844	375,291
CES Energy Solutions Corp. (a)	86,016	68,207
Chemtrade Logistics Income Fund	21,124	84,372
Chorus Aviation, Inc. (a)	75,633	165,482
Cineplex, Inc. (a)	32,389	191,195
Cogeco, Inc.	4,146	246,629
Colossus Minerals, Inc. (a)(b)(c)	390	—
Cominar Real Estate Investment Trust	51,584	309,807
Computer Modelling Group, Ltd.	1,888	6,584
Corus Entertainment, Inc. Class B (a)	75,202	157,913
Crescent Point Energy Corp. (a)	228,315	368,791
Crew Energy, Inc. (a)(c)	76,772	17,192
CRH Medical Corp. (a)(c)	60,389	125,921
Crombie Real Estate Investment Trust	17,725	166,579
DIRTT Environmental Solutions (a)(c)	28,909	34,810
Dream Industrial Real Estate Investment Trust	30,012	235,336
Dream Office Real Estate Investment Trust	17,791	268,041
DREAM Unlimited Corp. Class A (a)	41,812	275,063
Security Description	Shares	Value
Dundee Precious Metals, Inc.	51,909	$340,724
ECN Capital Corp. (a)	115,438	327,159
Eldorado Gold Corp. (a)(c)	71,570	687,850
Endeavour Silver Corp. (a)(c)	39,617	89,589
Enerflex, Ltd. (a)	39,567	149,320
Enerplus Corp. (a)	80,122	224,718
Enghouse Systems, Ltd.	21,455	1,142,061
Ensign Energy Services, Inc. (a)	53,178	40,606
Equitable Group, Inc. (a)	6,194	324,662
ERO Copper Corp. (c)	13,802	199,328
Exchange Income Corp. (a)	12,145	238,531
Extendicare, Inc. (a)	43,500	179,174
Fiera Capital Corp. (a)	29,085	202,869
Firm Capital Mortgage Investment Corp.	29,509	243,958
Fortuna Silver Mines, Inc. (a)(c)	72,727	368,441
Freehold Royalties, Ltd. (a)	17,815	46,042
GASFRAC Energy Services, Inc. (b)(c)	21,904	—
goeasy, Ltd. (a)	6,014	241,443
Golden Star Resources, Ltd. (c)	48,793	141,500
Gran Tierra Energy, Inc. (a)(c)	106,756	36,056
Great Basin Gold, Ltd. (a)(b)(c)	266,255	—
Great Canadian Gaming Corp. (a)(c)	16,777	332,953
Green Organic Dutchman Holdings, Ltd. (a)(c)	109,479	29,339
HEXO Corp. (a)(c)	186,777	135,763
Home Capital Group, Inc. (c)	30,546	452,583
Horizon North Logistics, Inc. (a)	13,236	5,928
Hudbay Minerals, Inc. (a)	151,989	458,645
IAMGOLD Corp. (a)(c)	247,064	977,735
Innergex Renewable Energy, Inc.	53,512	750,425
Interfor Corp. (a)(c)	26,516	222,719
International Petroleum Corp. (a)(c)	37,497	67,978
InterRent Real Estate Investment Trust	7,714	81,161
Intertape Polymer Group, Inc. (a)	33,642	295,911
Jamieson Wellness, Inc. (a)	15,599	407,498
Just Energy Group, Inc. (a)	42,202	21,380
Kelt Exploration, Ltd. (a)(c)	22,111	22,728
Killam Apartment Real Estate Investment Trust	19,469	250,438
Kinaxis, Inc. (c)	11,135	1,586,533
Knight Therapeutics, Inc. (c)	67,833	349,624
Labrador Iron Ore Royalty Corp. (a)	34,873	621,415
Largo Resources, Ltd. (c)	61,600	37,991
Laurentian Bank of Canada (a)	24,966	524,249
Lightstream Resources, Ltd. (a)(b)(c)	64,736	—
Linamar Corp. (a)	13,957	376,081
Lithium Americas Corp. (a)(c)	27,992	143,865
MAG Silver Corp. (a)(c)	48,642	684,274
Martinrea International, Inc. (a)	64,684	488,217
Medical Facilities Corp. (a)	15,611	49,744

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
MediPharm Labs Corp. (a)(c)	38,623	$32,611
MEG Energy Corp. (a)(c)	136,357	377,435
Morguard North American Residential Real Estate Investment Trust	19,270	206,424
Morneau Shepell, Inc. (a)	31,764	739,061
MTY Food Group, Inc.	9,236	165,055
Mullen Group, Ltd.	55,854	298,134
Nemaska Lithium, Inc. (a)(c)	330,166	39,998
Neptune Wellness Solutions, Inc. (a)(c)	51,491	143,283
New Gold, Inc. (a)(c)	320,262	432,659
NexGen Energy, Ltd. (a)(c)	142,447	185,118
NFI Group, Inc. (a)	16,948	207,184
Norbord, Inc. (a)	13,104	298,159
North West Co., Inc. (a)	26,548	578,520
Northview Apartment Real Estate Investment Trust	15,252	389,475
NorthWest Healthcare Properties Real Estate Investment Trust	20,303	160,993
NuVista Energy, Ltd. (a)(c)	130,306	73,668
Optiva, Inc. (c)	2	41
Osisko Gold Royalties, Ltd. (a)	65,923	656,326
Osisko Mining, Inc. (c)	84,372	237,258
Painted Pony Energy, Ltd. (a)(c)	77,745	26,828
Paramount Resources, Ltd. Class A (a)(c)	29,794	34,782
Park Lawn Corp.	12,042	198,224
Pason Systems, Inc. (a)	37,144	202,356
Patriot One Technologies, Inc. (a)(c)	49,978	38,896
Peyto Exploration & Development Corp. (a)	4,794	6,300
Points International, Ltd. (c)	19,227	175,158
Polaris Infrastructure, Inc. (a)	25,573	271,126
Poseidon Concepts Corp. (b)(c)	43,064	—
Precision Drilling Corp. (a)(c)	134,192	101,481
Real Matters, Inc. (a)(c)	35,048	681,403
Recipe Unlimited Corp.	789	5,370
Richelieu Hardware, Ltd.	4,554	96,564
Rogers Sugar, Inc. (a)	59,336	203,886
Russel Metals, Inc.	31,223	371,833
Sandstorm Gold, Ltd. (a)(c)	97,846	936,074
Savaria Corp. (a)	22,048	201,702
Seabridge Gold, Inc. (a)(c)	12,521	219,163
Secure Energy Services, Inc. (a)	101,085	123,944
SEMAFO, Inc. (c)	132,357	449,936
Seven Generations Energy, Ltd. Class A (c)	114,985	255,804
ShawCor, Ltd. (a)	30,741	61,166
Sienna Senior Living, Inc. (a)	35,552	241,451
Sierra Wireless, Inc. (a)(c)	16,089	143,998
Silvercorp Metals, Inc. (a)	33,816	180,253
Slate Office REIT	33,769	90,745
Sleep Country Canada Holdings, Inc. (a)(d)	15,769	186,056
Security Description	Shares	Value
Southern Pacific Resource Corp. (b)(c)	281,142	$—
Sprott, Inc. (a)	12,011	430,262
SSR Mining, Inc. (c)	61,555	1,307,479
Summit Industrial Income REIT	37,213	312,841
SunOpta, Inc. (a)(c)	29,627	139,247
Superior Plus Corp. (a)	78,106	637,694
Supreme Cannabis Co. Inc (a)(c)	112,104	20,989
Surge Energy, Inc. (a)	81,230	19,979
Tamarack Valley Energy, Ltd. (a)(c)	158,472	103,554
Teranga Gold Corp. (a)(c)	30,865	278,737
Theratechnologies, Inc. (a)(c)	50,503	101,228
Timbercreek Financial Corp. (a)	23,998	151,353
TORC Oil & Gas, Ltd. (a)	49,819	62,182
Torex Gold Resources, Inc. (c)	35,392	555,826
TransAlta Corp.	131,480	777,103
Transat AT, Inc. (c)	38,812	163,284
Transcontinental, Inc. Class A (a)	14,508	160,845
Trican Well Service, Ltd. (a)(c)	34,504	20,773
Tricon Capital Group, Inc. (a)	62,132	417,407
True North Commercial Real Estate Investment Trust	47,143	192,449
Turquoise Hill Resources, Ltd. (a)(c)	268,681	197,269
Twin Butte Energy, Ltd. (b)(c)	83,708	—
Uni-Select, Inc. (a)	35,971	194,645
Valeura Energy, Inc. (c)	110	25
Village Farms International, Inc. (a)(c)	13,196	62,783
Wesdome Gold Mines, Ltd. (c)	85,689	737,982
Western Forest Products, Inc. (a)	177,839	121,432
Westshore Terminals Investment Corp. (a)	27,273	334,605
Whitecap Resources, Inc. (a)	147,661	241,765
Xenon Pharmaceuticals, Inc. (a)(c)	18,054	226,397
Yangarra Resources, Ltd. (a)(c)	4,164	2,018
Zymeworks, Inc. (c)	10,836	390,855
		44,619,034
CAYMAN ISLANDS — 0.0% (e)
Zheng Li Holdings, Ltd. (c)	1,140,000	38,243
CHINA — 0.2%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd. (a)	87,000	117,191
China Merchants Land, Ltd.	212,000	32,550
China Shandong Hi-Speed Financial Group, Ltd. (a)(c)	3,234,000	200,288
China Yuchai International, Ltd.	7,640	109,863
GCL New Energy Holdings, Ltd. (a)(c)	1,940,000	27,534
Gemdale Properties & Investment Corp., Ltd.	2,496,000	460,525
Greenland Hong Kong Holdings, Ltd.	163,000	57,625
HC Group, Inc. (a)(c)	311,000	51,362

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
HengTen Networks Group, Ltd. (a)(c)	6,144,000	$114,153
NOVA Group Holdings, Ltd. (a)	820,000	15,553
Towngas China Co., Ltd.	160,000	72,254
VSTECS Holdings, Ltd.	480,000	258,875
		1,517,773
COLOMBIA — 0.0% (e)
Frontera Energy Corp. (a)	11,362	28,363
DENMARK — 1.0%
Alm Brand A/S (c)	18,923	176,513
AMAG Pharmaceuticals, Inc. (b)(c)	308,573	—
Bang & Olufsen (a)(c)	32,830	66,888
Bang & Olufsen A/S (a)(c)	16,275	33,159
Bavarian Nordic A/S (c)	30,038	820,665
H&H International A/S Class B (c)	28,905	461,717
Matas A/S	25,076	221,438
Netcompany Group A/S (c)(d)	14,722	965,057
Nilfisk Holding A/S (c)	9,279	127,105
NKT A/S (c)	14,728	328,475
NNIT A/S (d)	7,368	130,351
OW Bunker A/S (a)(b)(c)	9,828	—
Per Aarsleff Holding A/S	10,961	394,771
Ringkjoebing Landbobank A/S	9,679	683,340
Scandinavian Tobacco Group A/S Class A (d)	28,257	416,449
Spar Nord Bank A/S	32,971	261,842
Sydbank A/S (c)	32,660	605,366
Zealand Pharma A/S (c)	20,551	704,239
		6,397,375
EGYPT — 0.2%
Centamin PLC	608,758	1,379,501
FINLAND — 0.7%
Aktia Bank Oyj (c)	22,548	223,365
Cargotec Oyj Class B	12,295	285,297
Caverion Oyj (c)	61,081	412,305
Citycon Oyj (a)	21,725	151,039
Finnair Oyj (a)	26,772	23,754
F-Secure Oyj (c)	60,443	194,834
Metsa Board Oyj	63,348	428,319
Oriola Oyj Class B	33,199	74,575
Outokumpu Oyj (c)	87,501	249,623
Outotec Oyj (a)	91,896	506,982
Raisio Oyj Class V	43,024	146,900
Rovio Entertainment Oyj (a)(d)	11,389	70,226
Sanoma Oyj	32,575	329,645
Terveystalo Oyj (c)(d)	25,139	247,337
TietoEVRY Oyj (c)	14,284	389,526
Tokmanni Group Corp.	20,766	306,469
Uponor Oyj	24,209	325,740
YIT Oyj	67,624	367,607
		4,733,543
Security Description	Shares	Value
FRANCE — 1.5%
Akka Technologies (a)(c)	7,408	$237,128
AKWEL	9,617	155,755
Albioma SA	11,283	463,814
Aubay	5,069	159,411
Beneteau SA	26,506	188,445
Bigben Interactive	21,115	265,612
Boiron SA (a)	3,091	127,410
Bonduelle SCA	12,360	297,772
Cellectis SA (c)	17,447	310,786
CGG SA (c)	398,504	435,853
Chargeurs SA	8,593	128,747
Cie des Alpes	5,397	107,170
Claranova SADIR (a)(c)	21,093	121,533
Coface SA (c)	39,982	262,250
Criteo SA ADR (c)	33,032	376,234
DBV Technologies SA (c)	7,974	70,529
Devoteam SA	2,766	226,474
Eramet (c)	3,063	109,811
Etablissements Maurel et Prom SA (a)(c)	1,880	3,704
Europcar Mobility Group (a)(c)(d)	53,387	126,879
Fnac Darty SA (c)	7,122	294,046
Genfit (a)(c)	12,472	70,530
GL Events	8,463	116,914
Haulotte Group SA (a)	3,042	17,186
IPSOS	14,019	351,123
Jacquet Metal Service SA	16,772	220,775
Kaufman & Broad SA	8,739	301,327
LISI (c)	5,291	109,938
LNA Sante SA	6,965	371,580
Maisons du Monde SA (d)	26,873	351,625
Manitou BF SA (c)	5,713	111,520
Mercialys SA REIT	32,812	274,553
Mersen SA	7,173	170,795
Nanobiotix (a)(c)	12,868	104,348
Nexans SA (c)	16,272	755,526
Nicox (a)(c)	16,710	76,385
Quadient	17,412	253,841
Rallye SA (c)	11,562	91,291
SMCP SA (a)(c)(d)	26,872	130,383
Solocal Group (a)(c)	193,753	35,014
Talend SA ADR (a)(c)	8,684	300,987
Tarkett SA (c)	18,381	213,878
Technicolor SA (a)(c)	4,594	14,272
Trigano SA	2,700	282,781
Vallourec SA (a)(c)	3,021	126,085
Vilmorin & Cie SA	3,808	201,658
Virbac SA (c)	1,772	388,093
		9,911,771
GERMANY — 3.5%
Aareal Bank AG (c)	17,964	350,260
ADO Properties SA (d)	14,204	386,387
ADVA Optical Networking SE (c)	11,529	76,268
AIXTRON SE (c)	56,884	685,532
Amadeus Fire AG (c)	3,014	373,723

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Aumann AG (c)(d)	353	$4,678
AURELIUS Equity Opportunities SE & Co. KGaA	14,688	242,668
Aurubis AG	7,662	472,274
Bertrandt AG	2,700	106,441
bet-at-home.com AG	1,690	73,078
Bilfinger SE	9,973	190,420
Borussia Dortmund GmbH & Co. KGaA	37,740	244,789
CANCOM SE	16,474	873,331
CECONOMY AG (c)	58,368	202,699
Cewe Stiftung & Co. KGaA	3,026	334,767
Corestate Capital Holding SA (c)	6,751	136,180
Deutsche Beteiligungs AG	6,013	204,293
Deutsche Pfandbriefbank AG (c)(d)	55,591	405,841
Deutz AG (c)	58,456	274,700
DIC Asset AG	40,860	547,949
Dr Hoenle AG	1,290	70,270
Draegerwerk AG & Co. KGaA Preference Shares	4,723	384,586
Duerr AG	15,030	391,638
Eckert & Ziegler Strahlen- und Medizintechnik AG	953	159,056
Elmos Semiconductor AG	9,645	233,988
Encavis AG	59,877	872,916
Flatex AG (c)	7,495	383,019
GFT Technologies SE	11,281	136,839
Hamborner REIT AG	43,219	422,650
Hamburger Hafen und Logistik AG	11,518	195,082
Heidelberger Druckmaschinen AG (c)	110,174	70,533
HelloFresh SE (c)	61,675	3,283,411
Hornbach Holding AG & Co. KGaA	6,176	511,226
Hypoport AG (c)	1,803	797,866
Indus Holding AG	20,822	703,926
Jenoptik AG	15,371	359,781
JOST Werke AG (d)	7,398	249,687
Jumia Technologies AG ADR (c)	6,382	35,037
Kloeckner & Co. SE (c)	24,735	135,127
Koenig & Bauer AG (c)	8,297	184,978
Krones AG	3,673	235,556
Leoni AG (c)	14,216	107,536
MBB SE	2,298	169,314
Medigene AG (c)	13,994	77,801
New Work SE	840	256,617
Nordex SE (c)	37,138	367,270
Norma Group SE	10,292	273,959
PATRIZIA AG	40,806	987,664
Pfeiffer Vacuum Technology AG	3,554	656,231
RHOEN-KLINIKUM AG	9,512	194,011
RIB Software SE	18,982	618,269
SAF-Holland SE (c)	30,849	181,729
Salzgitter AG (c)	8,090	113,806
SGL Carbon SE (c)	22,389	81,222
Security Description	Shares	Value
SLM Solutions Group AG (c)	4,788	$34,955
SMA Solar Technology AG (c)	3,045	94,460
Software AG	14,780	595,946
Stabilus SA	8,066	422,527
SUESS MicroTec SE (c)	10,056	163,091
Takkt AG	15,639	159,138
Tele Columbus AG (c)(d)	35,627	123,445
Trivago NV ADR (c)	15,696	30,921
Vossloh AG (c)	3,960	173,237
Wacker Neuson SE	9,271	139,947
Washtec AG	5,773	237,637
zooplus AG (c)	2,524	413,885
		22,678,068
GREECE — 0.0%
TT Hellenic Postbank SA (b)(c)	129,076	—
HONG KONG — 1.4%
Aidigong Maternal & Child Health, Ltd.	2,102,000	176,287
Apollo Future Mobility Group, Ltd. (c)	1,365,072	85,422
Beijing Gas Blue Sky Holdings, Ltd. (c)	3,176,000	46,305
Bright Smart Securities & Commodities Group, Ltd.	1,174,000	230,242
Cafe de Coral Holdings, Ltd.	177,191	366,707
China Baoli Technologies Holdings, Ltd. (c)	5,000	64
China Household Holdings Ltd. (b)(c)	780,000	—
China Ocean Resources Co., Ltd. (a)(b)(c)	26,593	—
China Youzan, Ltd. (c)	5,004,000	826,419
Chinese Estates Holdings, Ltd.	101,500	67,313
Chow Sang Sang Holdings International, Ltd.	68,000	72,032
CMBC Capital Holdings, Ltd.	4,550,000	96,278
C-Mer Eye Care Holdings, Ltd. (a)	304,000	260,444
Dah Sing Financial Holdings, Ltd.	42,000	117,593
Digital Domain Holdings, Ltd. (c)	9,256,696	56,134
Esprit Holdings, Ltd. (c)	602,400	65,289
Fairwood Holdings, Ltd. (a)	146,000	326,267
Far East Consortium International, Ltd.	491,217	160,349
First Pacific Co., Ltd.	1,152,000	219,982
Giordano International, Ltd.	1,286,000	194,133
Global Cord Blood Corp. (c)	7,017	21,753
Glory Sun Financial Group, Ltd. (c)	3,712,000	131,708
Gold-Finance Holdings, Ltd. (b)(c)	1,158,000	5,379
Haitong International Securities Group, Ltd. (a)	682,000	162,791
Hutchison Port Holdings Trust Stapled Security	1,414,100	135,754

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Hutchison Telecommunications Hong Kong Holdings, Ltd.	704,000	$111,725
Johnson Electric Holdings, Ltd.	118,500	210,077
K Wah International Holdings, Ltd.	1,063,238	458,195
Landing International Development, Ltd. (c)	703,320	22,596
Lee's Pharmaceutical Holdings, Ltd.	185,000	98,104
Lifestyle International Holdings, Ltd.	81,500	66,984
Long Well International Holdings, Ltd. (b)(c)	2,380,000	18,118
Luk Fook Holdings International, Ltd.	118,000	255,474
Man Wah Holdings, Ltd.	466,800	446,295
OP Financial, Ltd. (a)	632,000	70,943
Pacific Basin Shipping, Ltd. (a)	2,653,000	386,802
Pacific Textiles Holdings, Ltd.	444,000	214,253
Peace Mark Holdings, Ltd. (b)(c)	504,228	—
Prosperity REIT	536,000	159,753
Road King Infrastructure, Ltd.	456,482	617,246
Sa Sa International Holdings, Ltd. (a)	701,248	117,622
Shun Tak Holdings, Ltd.	894,849	332,518
SmarTone Telecommunications Holdings, Ltd.	209,792	112,334
SMI Holdings Group, Ltd. (a)(b)(c)	608,081	45,898
Summit Ascent Holdings, Ltd. (c)	444,000	32,654
Sun Hung Kai & Co., Ltd.	315,000	123,554
SUNeVision Holdings, Ltd.	261,000	204,410
Sunlight Real Estate Investment Trust	503,000	249,863
Television Broadcasts, Ltd.	168,916	196,149
Texhong Textile Group, Ltd.	203,500	162,791
Tongda Group Holdings, Ltd.	1,180,000	70,035
Town Health International Medical Group, Ltd. (a)(b)	1,824,000	40,596
Truly International Holdings, Ltd. (c)	534,000	55,808
Untrade.Superb Summit (a)(b)(c)	1,685,500	—
Value Partners Group, Ltd.	390,000	197,756
Zhuguang Holdings Group Co., Ltd. (a)(c)	1,170,000	163,036
		9,066,234
IRELAND — 0.5%
C&C Group PLC	161,623	459,313
Cairn Homes PLC	358,067	361,947
COSMO Pharmaceuticals NV (a)(c)	2,074	189,769
Dalata Hotel Group PLC	76,509	244,904
Fly Leasing, Ltd. ADR (c)	22,938	188,321
Glenveagh Properties PLC (c)(d)	217,117	163,870
Greencore Group PLC	195,793	304,338
Hibernia REIT PLC	358,804	451,350
Irish Continental Group PLC	72,947	289,624
Security Description	Shares	Value
Irish Residential Properties REIT PLC	336,407	$534,259
Origin Enterprises PLC	56,637	171,752
Total Produce PLC	47,330	60,601
		3,420,048
ISRAEL — 1.9%
Airport City, Ltd. (c)	1	9
AudioCodes, Ltd.	14,770	469,538
Bezeq The Israeli Telecommunication Corp., Ltd. (c)	789,455	716,245
Cellcom Israel, Ltd. (c)	33,298	130,846
Ceragon Networks, Ltd. (a)(c)	44,450	95,568
Clal Insurance Enterprises Holdings, Ltd. (c)	15,775	131,544
Compugen, Ltd. (a)(c)	29,759	446,980
Delek Group, Ltd. (c)	1,960	45,872
Delta Galil Industries, Ltd.	5,312	60,657
Electra, Ltd.	2,024	861,426
Equital, Ltd. (c)	0	12
Formula Systems 1985, Ltd.	5,657	438,052
Gazit-Globe, Ltd.	41,982	197,843
Harel Insurance Investments & Financial Services, Ltd.	41,549	224,495
IDI Insurance Co., Ltd.	6,551	152,487
Inrom Construction Industries, Ltd.	70,136	230,007
Israel Corp., Ltd. (c)	937	76,699
Israel Discount Bank, Ltd. Class A	1	3
Ituran Location and Control, Ltd.	13,027	208,693
Kornit Digital, Ltd. (a)(c)	17,063	910,823
Matrix IT, Ltd.	14,505	308,000
Mehadrin, Ltd. (c)	1	28
Migdal Insurance & Financial Holding, Ltd.	67,059	34,722
Mivne Real Estate KD, Ltd. (c)	1	2
Nova Measuring Instruments, Ltd. (c)	23,940	1,152,402
Oil Refineries, Ltd.	963,002	177,800
Partner Communications Co., Ltd. (c)	53,066	235,512
Paz Oil Co., Ltd.	5,516	438,290
Phoenix Holdings, Ltd. (c)	41,082	151,938
Plus500, Ltd.	42,896	697,246
Radware, Ltd. (c)	24,962	588,854
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	4,414	244,616
Redhill Biopharma, Ltd. ADR (a)(c)	8,567	57,399
Reit 1, Ltd.	112,974	412,601
Sapiens International Corp. NV	24,115	645,979
Sella Capital Real Estate, Ltd. REIT	132,143	216,105
Shapir Engineering and Industry, Ltd. (c)	65,797	399,426
Shikun & Binui, Ltd. (c)	77,840	276,638

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Shufersal, Ltd.	56,501	$368,788
Silicom, Ltd. (a)(c)	6,362	233,485
UroGen Pharma, Ltd. (a)(c)	5,649	147,552
		12,185,182
ITALY — 1.3%
Anima Holding SpA (d)	145,230	624,405
Arnoldo Mondadori Editore SpA (c)	139,938	150,884
Ascopiave SpA	36,296	152,872
Banca Carige SpA (a)(b)(c)	21,275,644	17,922
Banca Farmafactoring SpA (c)(d)	44,118	250,729
Banca IFIS SpA (c)	13,381	128,497
Banca Monte dei Paschi di Siena SpA (a)(c)	165,689	293,470
Banca Popolare di Sondrio SCPA (c)	222,867	420,776
Biesse SpA (c)	447	5,638
BPER Banca (a)(c)	164,428	408,506
Cairo Communication SpA (c)	34,129	56,195
Cementir Holding NV	32,522	231,216
Cerved Group SpA (c)	70,190	504,143
Credito Emiliano SpA	13,949	68,934
Credito Valtellinese SpA (c)	50,462	298,061
Datalogic SpA	5,276	65,361
doValue SpA (c)(d)	20,887	188,378
El.En. SpA	9,193	232,315
Falck Renewables SpA	99,685	609,069
Fila SpA (a)(c)	10,304	101,610
Fincantieri SpA (a)(c)	130,247	89,528
Gruppo MutuiOnline SpA	11,791	251,883
Immobiliare Grande Distribuzione SIIQ SpA REIT	20,561	80,941
Italmobiliare SpA	2,151	70,061
Juventus Football Club SpA (a)(c)	190,204	197,435
Maire Tecnimont SpA (a)(c)	61,365	118,546
MARR SpA (c)	12,014	180,004
OVS SpA (a)(c)(d)	72,041	78,081
Piaggio & C SpA	81,828	197,596
Prima Industrie SpA (c)	396	5,773
RAI Way SpA (d)	46,985	308,712
Retelit SpA (a)	137,419	271,642
Safilo Group SpA (a)(c)	60,416	47,940
Saras SpA (c)	179,621	141,219
Societa Cattolica di Assicurazioni SC (a)	44,648	256,248
Tamburi Investment Partners SpA	64,819	423,704
Technogym SpA (c)(d)	35,615	296,807
Tod's SpA (a)(c)	1,587	47,021
Unieuro SpA (c)(d)	18,952	159,006
Webuild SpA (a)	240,281	376,471
		8,407,599
JAPAN — 38.3%
77 Bank, Ltd.	38,000	564,620
Access Co., Ltd. (a)	12,600	115,273
Achilles Corp.	10,000	179,914
Security Description	Shares	Value
Adastria Co., Ltd.	10,000	$159,151
ADEKA Corp.	40,000	529,082
Advanced Media, Inc. (a)(c)	13,700	129,019
Adways, Inc.	10,500	32,896
Aeon Delight Co., Ltd.	11,700	324,479
Aeon Fantasy Co., Ltd. (a)	7,900	112,475
Ahresty Corp.	8,100	26,728
Ai Holdings Corp. (a)	19,700	283,763
Aica Kogyo Co., Ltd.	11,700	383,367
Aichi Bank, Ltd.	8,100	208,722
Aichi Steel Corp.	3,200	90,763
Aida Engineering, Ltd.	29,700	200,689
Aiful Corp. (a)(c)	117,876	258,948
Ain Holdings, Inc.	9,800	641,312
Aisan Industry Co., Ltd.	28,800	141,217
Akatsuki, Inc. (a)	2,300	81,545
Akebono Brake Industry Co., Ltd. (a)(c)	68,600	108,732
Akita Bank, Ltd.	12,100	162,627
ALBERT, Inc. (c)	900	51,555
Albis Co., Ltd.	9,500	192,228
Alconix Corp.	12,500	134,750
Altech Corp.	13,980	246,855
Amiyaki Tei Co., Ltd.	1,700	50,030
Amuse, Inc.	9,300	190,164
Anest Iwata Corp.	23,100	179,858
AnGes, Inc. (a)(c)	45,100	934,314
Anicom Holdings, Inc.	10,800	456,987
AOI TYO Holdings, Inc. (a)	4,300	17,537
AOKI Holdings, Inc.	10,000	57,839
Aomori Bank, Ltd.	7,600	157,657
Aoyama Trading Co., Ltd.	20,500	139,093
Arakawa Chemical Industries, Ltd.	11,100	127,375
Arata Corp.	7,300	327,497
Arcland Sakamoto Co., Ltd.	11,900	207,590
Arcland Service Holdings Co., Ltd. (a)	12,300	217,874
Arcs Co., Ltd.	24,300	488,095
Arealink Co., Ltd. (a)	4,100	33,595
Argo Graphics, Inc.	13,000	404,876
Arisawa Manufacturing Co., Ltd.	12,200	90,693
Aruhi Corp. (a)(c)	11,700	165,493
As One Corp. (a)	3,800	414,923
Asahi Holdings, Inc.	22,973	607,730
ASAHI YUKIZAI Corp.	11,000	145,599
Asanuma Corp. (a)	8,200	314,288
Asia Pile Holdings Corp.	6,600	28,936
ASKA Pharmaceutical Co., Ltd.	11,000	123,576
ASKUL Corp.	11,800	377,346
Atom Corp. (a)	13,500	102,609
Autobacs Seven Co., Ltd.	41,100	517,345
Avex, Inc.	17,500	138,365
Awa Bank, Ltd.	33,800	757,864
Axial Retailing, Inc.	10,000	399,036
Bando Chemical Industries, Ltd.	32,700	198,228
Bank of Iwate, Ltd.	8,000	192,798

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Bank of Nagoya, Ltd.	3,160	$67,778
Bank of Okinawa, Ltd.	22,100	635,028
Bank of Saga, Ltd.	11,700	127,210
Bank of the Ryukyus, Ltd.	46,320	410,455
BayCurrent Consulting, Inc.	8,800	730,852
Belc Co., Ltd.	6,300	430,375
Bell System24 Holdings, Inc.	14,500	187,223
Belluna Co., Ltd.	24,400	137,057
BeNEXT Group, Inc. (a)	11,700	101,942
Bengo4.com, Inc. (a)(c)	2,000	190,203
Bic Camera, Inc.	35,200	372,604
BML, Inc.	13,800	358,543
BrainPad, Inc. (a)(c)	1,300	55,249
Broadleaf Co., Ltd. (a)	54,200	264,758
BRONCO BILLY Co., Ltd. (a)	8,200	184,013
Bunka Shutter Co., Ltd.	39,200	271,422
Can Do Co., Ltd. (a)	22,100	426,493
Carna Biosciences, Inc. (c)	4,400	62,808
Cawachi, Ltd.	11,700	301,271
Central Glass Co., Ltd.	34,569	586,697
Central Security Patrols Co., Ltd.	6,500	256,963
Chiba Kogyo Bank, Ltd.	56,900	123,415
Chiyoda Co., Ltd.	18,400	201,763
Chiyoda Corp. (a)(c)	99,500	261,005
Chiyoda Integre Co., Ltd.	5,600	86,062
Chofu Seisakusho Co., Ltd.	11,700	245,745
Chubu Shiryo Co., Ltd.	12,400	187,463
Chudenko Corp.	10,000	214,580
Chugoku Bank, Ltd.	38,400	355,223
Chugoku Marine Paints, Ltd.	33,500	248,413
CI Takiron Corp.	41,000	266,404
CKD Corp.	41,000	724,345
CMK Corp.	34,000	130,787
cocokara fine, Inc.	12,900	693,516
COLOPL, Inc. (a)	10,000	91,116
Comforia Residential REIT, Inc.	273	814,812
Computer Engineering & Consulting, Ltd.	11,200	176,484
Comture Corp.	11,700	302,464
CONEXIO Corp.	12,000	158,057
Cosel Co., Ltd.	21,100	183,257
Cosmo Energy Holdings Co., Ltd.	22,900	333,253
Create Restaurants Holdings, Inc. (a)	30,000	197,711
Create SD Holdings Co., Ltd.	11,700	363,304
CTS Co., Ltd. (a)	34,600	286,716
Curves Holdings Co., Ltd. (a)(c)	22,200	120,790
CYBERDYNE, Inc. (a)(c)	11,800	49,328
Dai Nippon Toryo Co., Ltd.	12,400	107,811
Daibiru Corp.	22,900	209,079
Daido Metal Co., Ltd.	26,400	133,609
Daido Steel Co., Ltd.	18,800	575,928
Daihen Corp.	9,600	342,142
Daiho Corp.	14,500	325,119
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	20,500	150,114
Security Description	Shares	Value
Daiken Corp.	9,900	$165,910
Daiki Aluminium Industry Co., Ltd.	35,300	185,523
Daikyonishikawa Corp.	17,700	78,915
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	8,800	190,380
Daio Paper Corp. (a)	14,300	190,870
Daiseki Co., Ltd.	22,500	598,554
Daishi Hokuetsu Financial Group, Inc.	29,100	588,015
Daito Pharmaceutical Co., Ltd.	8,600	318,061
Daiwa Securities Living Investments Corp. REIT	545	507,188
Daiwabo Holdings Co., Ltd.	10,400	678,649
DCM Holdings Co., Ltd.	71,093	814,487
DDS, Inc. (a)(c)	64,100	170,521
Demae-Can Co., Ltd.	11,772	170,876
Denyo Co., Ltd.	10,000	176,855
Descente, Ltd. (a)(c)	21,900	301,649
Dexerials Corp.	31,200	244,082
Digital Arts, Inc.	8,100	653,196
Digital Garage, Inc.	16,400	521,407
Digital Hearts Holdings Co., Ltd. (a)	6,200	48,733
Dip Corp.	14,700	297,175
DKK Co., Ltd.	8,700	209,264
DKS Co., Ltd. (a)	8,400	403,318
DMG Mori Co., Ltd. (a)	35,300	427,651
Doshisha Co., Ltd.	11,700	176,880
Doutor Nichires Holdings Co., Ltd.	44,872	724,540
Dowa Holdings Co., Ltd.	29,400	891,116
DTS Corp.	59,724	1,231,183
Duskin Co., Ltd.	21,200	539,801
DyDo Group Holdings, Inc.	4,100	185,267
Dynam Japan Holdings Co., Ltd.	10,000	9,006
Earth Corp.	10,300	783,825
EDION Corp.	67,700	685,879
eGuarantee, Inc.	23,200	548,792
E-Guardian, Inc.	11,000	291,709
Ehime Bank, Ltd.	19,340	208,844
Eiken Chemical Co., Ltd.	17,700	282,846
Eizo Corp.	11,500	432,776
Elecom Co., Ltd.	10,000	487,556
en-japan, Inc.	10,700	263,421
EPS Holdings, Inc.	18,400	175,839
eRex Co., Ltd.	25,000	327,200
ES-Con Japan, Ltd.	33,900	256,406
Eslead Corp.	17,000	213,357
ESPEC Corp.	14,800	244,460
euglena Co., Ltd. (c)	39,500	285,582
Exedy Corp.	16,000	237,438
FAN Communications, Inc.	41,500	172,332
FCC Co., Ltd.	32,728	560,003
FDK Corp. (a)(c)	21,400	170,986
Feed One Co., Ltd.	47,600	88,683
Ferrotec Holdings Corp.	34,000	204,533

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
FIDEA Holdings Co., Ltd.	160,500	$150,257
Financial Products Group Co., Ltd. (a)	26,500	145,414
Fintech Global, Inc. (a)(c)	137,500	63,725
Fixstars Corp.	16,400	195,034
F-Tech, Inc. (a)	21,500	99,444
Fudo Tetra Corp.	9,040	118,986
Fuji Co., Ltd.	11,700	203,342
Fuji Corp.	38,000	664,300
Fuji Oil Co., Ltd. (c)	59,000	93,516
Fuji Pharma Co., Ltd.	7,000	75,590
Fuji Seal International, Inc.	10,100	196,317
Fuji Soft, Inc.	16,400	648,338
Fujibo Holdings, Inc.	7,200	217,231
Fujicco Co., Ltd.	10,000	185,846
Fujikura, Ltd.	152,700	438,773
Fujimi, Inc.	11,200	344,144
Fujimori Kogyo Co., Ltd.	7,500	261,042
Fujita Kanko, Inc. (a)	4,399	69,236
Fujitec Co., Ltd.	35,000	642,026
Fujitsu General, Ltd.	28,700	587,115
Fujiya Co., Ltd.	6,800	140,557
Fukuda Corp.	4,000	181,490
Fukui Bank, Ltd.	12,900	200,163
Fukuoka REIT Corp.	780	948,566
Fukushima Galilei Co., Ltd.	8,400	265,894
Fukuyama Transporting Co., Ltd. (a)	10,000	349,910
FULLCAST Holdings Co., Ltd.	12,100	160,159
Fumakilla, Ltd.	16,500	313,375
Funai Electric Co., Ltd. (c)	39,300	182,503
Funai Soken Holdings, Inc.	19,900	447,305
Furukawa Co., Ltd.	17,838	181,050
Furukawa Electric Co., Ltd.	17,800	430,460
Furuno Electric Co., Ltd.	18,400	165,947
Fuso Chemical Co., Ltd.	11,700	426,204
Futaba Corp.	12,000	109,227
Fuyo General Lease Co., Ltd.	10,000	555,221
Gakken Holdings Co., Ltd.	19,600	263,065
Genki Sushi Co., Ltd. (a)	1,600	34,259
Genky DrugStores Co., Ltd.	5,100	168,054
Geo Holdings Corp.	18,800	235,773
Giken, Ltd.	8,900	419,076
Global One Real Estate Investment Corp. REIT	319	295,094
GLOBERIDE, Inc.	6,800	127,447
Glory, Ltd.	29,000	658,572
GMO internet, Inc. (a)	29,400	811,269
Goldcrest Co., Ltd.	13,700	187,306
Gree, Inc. (a)	44,400	190,136
GS Yuasa Corp.	36,000	636,011
G-Tekt Corp.	14,000	135,218
Gunma Bank, Ltd.	66,900	212,076
Gunosy, Inc. (c)	8,653	73,468
Gunze, Ltd.	9,200	341,104
Gurunavi, Inc.	8,900	60,964
Security Description	Shares	Value
H2O Retailing Corp.	10,000	$66,738
Hachijuni Bank, Ltd.	116,300	440,902
Hamakyorex Co., Ltd.	7,200	207,221
Hankyu Hanshin REIT, Inc.	433	498,079
Hanwa Co., Ltd.	25,300	462,217
Happinet Corp.	3,700	38,583
Hazama Ando Corp.	91,600	528,960
HEALIOS KK (c)	15,200	243,037
Heiwa Real Estate Co., Ltd.	14,700	419,669
Heiwa Real Estate REIT, Inc.	368	348,949
Heiwado Co., Ltd.	18,400	321,320
Hibiya Engineering, Ltd.	7,500	130,000
Hiday Hidaka Corp.	11,704	182,256
Hioki EE Corp.	8,200	218,748
Hirano Tecseed Co., Ltd.	11,900	145,599
Hirata Corp.	6,800	354,859
Hiroshima Bank, Ltd.	46,300	218,014
HIS Co., Ltd. (a)	10,000	147,935
Hochiki Corp.	15,700	178,123
Hogy Medical Co., Ltd.	10,800	332,354
Hokkaido Electric Power Co., Inc.	102,300	392,568
Hokkaido Gas Co., Ltd. (a)	10,000	146,916
Hokkoku Bank, Ltd.	16,300	431,655
Hokuetsu Corp.	47,300	167,480
Hokuhoku Financial Group, Inc.	64,500	532,692
Hokuriku Electric Power Co.	35,200	224,476
Hokuto Corp.	10,000	188,163
H-One Co., Ltd.	19,600	100,466
Hoosiers Holdings (a)	37,600	184,715
Hoshino Resorts REIT, Inc. (a)	146	629,281
Hosiden Corp.	22,600	197,751
Hosokawa Micron Corp.	4,800	254,048
Howa Machinery, Ltd. (a)	29,500	215,744
Hyakugo Bank, Ltd.	105,600	322,032
Hyakujushi Bank, Ltd.	14,900	268,210
IBJ Leasing Co., Ltd.	12,100	265,811
Ichibanya Co., Ltd. (a)	5,600	246,299
Ichigo Hotel REIT Investment Corp.	221	138,272
Ichigo Office REIT Investment Corp.	538	371,516
Ichigo, Inc.	26,800	67,071
Ichikoh Industries, Ltd.	30,400	138,073
Idec Corp.	13,100	208,609
Iino Kaiun Kaisha, Ltd.	89,680	282,627
Imasen Electric Industrial	23,200	158,702
Imuraya Group Co., Ltd.	8,600	181,909
Inaba Denki Sangyo Co., Ltd.	16,600	369,590
Inabata & Co., Ltd.	18,500	223,094
Infocom Corp.	13,300	363,674
Infomart Corp.	83,400	575,146
Intage Holdings, Inc.	35,200	287,121
Internet Initiative Japan, Inc.	13,600	463,271
Invesco Office J-Reit, Inc.	3,910	505,942
Iriso Electronics Co., Ltd.	10,300	336,062
Ishihara Sangyo Kaisha, Ltd.	15,600	101,942

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Istyle, Inc. (c)	35,200	$87,441
Itfor, Inc.	36,600	258,169
Itochu Enex Co., Ltd.	27,000	218,232
Itoki Corp.	27,700	87,297
Itokuro, Inc. (a)(c)	4,000	49,312
Iwatani Corp.	46,800	1,635,408
Iyo Bank, Ltd.	31,600	192,731
J Trust Co., Ltd. (a)	53,600	152,029
Jaccs Co., Ltd.	15,000	244,010
Jafco Co., Ltd.	15,600	525,615
Jamco Corp.	9,500	67,804
Japan Asset Marketing Co., Ltd. (a)(c)	35,100	34,487
Japan Aviation Electronics Industry, Ltd.	32,900	441,269
Japan Cash Machine Co., Ltd.	3,200	17,441
Japan Communications, Inc. (c)	126,300	213,066
Japan Display, Inc. (a)(c)	370,310	168,190
Japan Elevator Service Holdings Co., Ltd.	10,000	321,639
Japan Excellent, Inc. REIT	651	755,482
Japan Investment Adviser Co., Ltd. (a)	7,100	67,193
Japan Lifeline Co., Ltd.	30,100	397,018
Japan Material Co., Ltd.	42,200	661,056
Japan Petroleum Exploration Co., Ltd. (a)	15,000	251,379
Japan Pulp & Paper Co., Ltd.	7,900	287,046
Japan Securities Finance Co., Ltd.	24,900	117,939
Japan Steel Works, Ltd.	38,100	540,678
Japan Tissue Engineering Co., Ltd. (a)(c)	7,600	48,537
Japan Wool Textile Co., Ltd.	21,000	207,888
JCU Corp.	11,800	367,502
Jeol, Ltd.	18,600	514,976
Jimoto Holdings, Inc.	152,500	134,287
JINS Holdings, Inc.	6,600	400,704
Joshin Denki Co., Ltd.	13,500	270,538
Joyful Honda Co., Ltd. (a)	43,000	565,973
JSP Corp.	8,100	109,467
Juki Corp.	32,000	163,730
Juroku Bank, Ltd.	19,400	352,449
JVC Kenwood Corp.	75,000	113,315
Kadokawa Dwango	25,400	520,549
Kaga Electronics Co., Ltd.	16,900	306,404
Kamakura Shinsho, Ltd. (a)	5,300	55,169
Kameda Seika Co., Ltd.	8,400	403,318
Kamei Corp.	17,900	169,070
Kanamoto Co., Ltd.	16,700	364,541
Kanematsu Corp.	114,499	1,366,962
Kanematsu Electronics, Ltd.	7,900	280,456
Kanto Denka Kogyo Co., Ltd.	24,000	189,980
Kasai Kogyo Co., Ltd.	30,300	127,508
Katakura Industries Co., Ltd.	59,974	635,401
Katitas Co., Ltd.	21,200	490,281
Kato Sangyo Co., Ltd.	14,400	471,168
Kato Works Co., Ltd.	8,400	94,912
Security Description	Shares	Value
KAWADA TECHNOLOGIES, Inc.	1,300	$58,562
Kawai Musical Instruments Manufacturing Co., Ltd. (a)	6,200	159,648
Kawasaki Kisen Kaisha, Ltd. (a)(c)	34,400	323,322
Keihin Corp.	12,600	294,781
Keiyo Bank, Ltd.	72,800	349,543
Keiyo Co., Ltd.	30,400	208,237
Kenedix Residential Next Investment Corp. REIT	253	436,421
Kenedix Retail REIT Corp.	241	448,112
Kenedix, Inc.	100,800	496,128
Kenko Mayonnaise Co., Ltd.	11,700	209,740
Key Coffee, Inc.	6,100	129,480
KH Neochem Co., Ltd.	15,800	298,030
Kintetsu World Express, Inc.	13,900	240,031
Kisoji Co., Ltd. (a)	10,300	233,143
Kissei Pharmaceutical Co., Ltd.	21,600	543,178
Kitanotatsujin Corp. (a)	44,000	209,631
Kito Corp.	14,800	185,334
Kitz Corp.	104,500	665,445
Kiyo Bank, Ltd.	63,860	968,984
KLab, Inc. (a)(c)	10,100	68,060
Koa Corp.	17,300	160,837
Kobe Steel, Ltd. (c)	81,400	279,168
Kohnan Shoji Co., Ltd.	12,900	405,348
Kokuyo Co., Ltd.	10,000	120,684
Komatsu Matere Co., Ltd.	26,300	180,396
KOMEDA Holdings Co., Ltd.	20,400	345,846
Komeri Co., Ltd.	10,300	263,121
Komori Corp.	45,636	297,373
Konishi Co., Ltd.	13,200	184,385
Konoike Transport Co., Ltd.	12,700	136,906
Koshidaka Holdings Co., Ltd. (a)	22,200	85,602
Kotobuki Spirits Co., Ltd.	16,500	675,233
Kourakuen Holdings Corp. (a)	8,000	114,863
Krosaki Harima Corp.	3,300	111,341
Kumagai Gumi Co., Ltd.	18,200	435,241
Kumiai Chemical Industry Co., Ltd. (a)	47,900	444,435
Kura Sushi, Inc. (a)	5,700	276,850
Kurabo Industries, Ltd.	26,570	556,841
Kureha Corp.	8,200	357,992
Kurimoto, Ltd.	13,900	223,410
KYB Corp. (c)	13,683	255,435
Kyoei Steel, Ltd.	15,800	189,070
Kyokuto Kaihatsu Kogyo Co., Ltd.	15,600	189,569
Kyokuyo Co., Ltd.	2,200	55,466
KYORIN Holdings, Inc.	29,300	599,389
Kyoritsu Maintenance Co., Ltd.	11,700	397,465
Kyosan Electric Manufacturing Co., Ltd.	11,700	57,803
Kyushu Financial Group, Inc.	107,400	452,955
LAC Co., Ltd. (a)	6,900	74,446
Lacto Japan Co., Ltd. (a)	7,400	252,760
LaSalle Logiport REIT	340	523,780

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
LEC, Inc. (a)	14,500	$216,791
Leopalace21 Corp. (a)(c)	124,700	243,887
Life Corp.	13,200	422,116
LIFULL Co., Ltd.	30,700	120,370
Link And Motivation, Inc. (a)	21,400	76,765
LIXIL VIVA Corp.	11,200	269,398
M&A Capital Partners Co., Ltd. (c)	8,400	310,664
Macnica Fuji Electronics Holdings, Inc.	30,100	433,288
Macromill, Inc.	10,800	73,879
Maeda Corp.	32,300	245,802
Maeda Kosen Co., Ltd.	11,900	271,786
Maeda Road Construction Co., Ltd.	11,300	212,834
Makino Milling Machine Co., Ltd.	18,000	550,586
Mandom Corp.	15,600	287,028
Mars Group Holdings Corp.	11,800	178,064
Marudai Food Co., Ltd.	46,931	826,518
Maruha Nichiro Corp.	33,520	685,718
Marusan Securities Co., Ltd.	58,638	222,845
Maruwa Co., Ltd.	3,600	271,623
Maruwa Unyu Kikan Co., Ltd.	11,700	328,058
Matsui Construction Co., Ltd.	33,500	199,662
Matsuya Co., Ltd. (a)	27,700	175,364
Max Co., Ltd.	19,000	267,869
Maxell Holdings, Ltd.	25,000	232,655
MCJ Co., Ltd.	37,800	299,919
MCUBS MidCity Investment Corp. REIT (a)	776	562,480
MEC Co., Ltd. (a)	14,200	276,405
Media Do Co., Ltd.	2,300	93,910
Medical Data Vision Co., Ltd. (a)(c)	14,500	164,105
Megachips Corp.	11,100	214,623
Megmilk Snow Brand Co., Ltd.	22,100	514,168
Meidensha Corp.	26,700	431,863
Meiko Electronics Co., Ltd.	11,767	149,753
Meiko Network Japan Co., Ltd.	26,200	206,666
Meisei Industrial Co., Ltd.	30,500	225,601
Meitec Corp.	12,000	577,281
Melco Holdings, Inc.	4,000	111,415
Menicon Co., Ltd.	15,800	777,661
Mercuria Investment Co., Ltd.	29,000	159,401
Metaps, Inc. (c)	2,500	17,611
Michinoku Bank, Ltd.	5,720	59,700
Mie Kotsu Group Holdings, Inc.	48,700	212,612
Milbon Co., Ltd.	12,900	614,599
Mimasu Semiconductor Industry Co., Ltd.	14,900	319,725
Miraca Holdings, Inc.	28,200	664,191
Mirai Corp. REIT	588	207,382
Mirait Holdings Corp. (a)	40,360	601,556
Miroku Jyoho Service Co., Ltd.	12,400	259,758
Mitsubishi Estate Logistics REIT Investment Corp.	118	433,675
Mitsubishi Kakoki Kaisha, Ltd.	16,500	268,717
Security Description	Shares	Value
Mitsubishi Logisnext Co., Ltd.	10,900	$95,982
Mitsubishi Pencil Co., Ltd.	26,000	325,587
Mitsubishi Research Institute, Inc.	6,900	275,335
Mitsubishi Shokuhin Co., Ltd.	8,000	203,624
Mitsubishi Steel Manufacturing Co., Ltd. (c)	11,700	72,878
Mitsuboshi Belting, Ltd.	13,100	205,209
Mitsui E&S Holdings Co., Ltd. (c)	45,500	175,024
Mitsui Fudosan Logistics Park, Inc. REIT	65	289,498
Mitsui Matsushima Holdings Co., Ltd.	13,600	106,395
Mitsui Mining & Smelting Co., Ltd.	30,800	624,650
Mitsui Sugar Co., Ltd.	31,200	573,188
Mitsui-Soko Holdings Co., Ltd.	14,500	200,394
Mixi, Inc.	20,100	354,547
Miyaji Engineering Group, Inc.	2,600	40,608
Miyazaki Bank, Ltd.	12,380	273,109
Mizuno Corp.	7,800	149,804
Mochida Pharmaceutical Co., Ltd.	14,800	550,104
Modec, Inc.	9,000	127,302
Monex Group, Inc. (a)	90,800	183,477
Money Forward, Inc. (c)	6,600	365,222
Monogatari Corp (a)	1,400	108,875
Mori Trust Hotel Reit, Inc.	158	143,963
Morinaga Milk Industry Co., Ltd.	19,000	843,583
Morita Holdings Corp.	20,600	359,357
MOS Food Services, Inc.	11,800	325,283
Musashi Seimitsu Industry Co., Ltd.	27,100	241,146
Musashino Bank, Ltd.	11,680	166,726
Nachi-Fujikoshi Corp.	11,700	367,641
Nagaileben Co., Ltd.	11,700	285,871
Nagano Keiki Co., Ltd.	23,700	214,406
Nakanishi, Inc.	57,440	748,581
Nanto Bank, Ltd.	10,000	193,910
NEC Networks & System Integration Corp.	37,400	759,891
Neturen Co., Ltd.	55,183	280,301
Nextage Co., Ltd. (a)	35,000	279,325
NHK Spring Co., Ltd.	35,200	227,739
Nichias Corp.	34,400	715,199
Nichiban Co., Ltd.	10,000	135,329
Nichicon Corp.	37,500	259,999
Nichiha Corp.	15,700	334,563
NichiiGakkan Co., Ltd.	27,400	421,851
Nichi-iko Pharmaceutical Co., Ltd.	63,800	770,556
Nichireki Co., Ltd.	11,000	164,054
Nihon Dempa Kogyo Co., Ltd. (c)	56,300	175,864
Nihon House Holdings Co., Ltd.	46,400	117,844
Nihon Nohyaku Co., Ltd. (a)	35,300	153,130
Nihon Parkerizing Co., Ltd.	54,200	543,080
Nihon Plast Co., Ltd. (a)	26,400	114,277
Nihon Tokushu Toryo Co., Ltd.	12,400	113,558
Nihon Trim Co., Ltd.	1,500	42,754

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Nikkiso Co., Ltd. (a)	61,640	$586,204
Nikkon Holdings Co., Ltd.	59,580	1,184,034
Nippon Carbide Industries Co., Inc.	14,900	171,809
Nippon Carbon Co., Ltd.	11,771	374,782
Nippon Ceramic Co., Ltd.	10,400	219,211
Nippon Chemical Industrial Co., Ltd.	8,100	172,684
Nippon Coke & Engineering Co., Ltd.	83,400	51,794
Nippon Densetsu Kogyo Co., Ltd. (a)	23,000	508,032
Nippon Flour Mills Co., Ltd.	27,900	418,429
Nippon Gas Co., Ltd.	11,700	502,660
Nippon Koei Co., Ltd.	9,800	273,421
Nippon Light Metal Holdings Co., Ltd.	342,000	595,968
Nippon Paper Industries Co., Ltd.	16,000	223,646
Nippon Parking Development Co., Ltd.	41,700	53,727
Nippon Pillar Packing Co., Ltd.	13,600	174,593
NIPPON REIT Investment Corp. (a)	399	1,283,339
Nippon Road Co., Ltd.	4,700	315,410
Nippon Sheet Glass Co., Ltd. (a)(c)	41,000	141,753
Nippon Signal Co., Ltd.	31,400	329,760
Nippon Soda Co., Ltd.	11,700	306,259
Nippon Steel Trading Corp.	3,600	113,287
Nippon Suisan Kaisha, Ltd.	148,899	645,917
Nippon Thompson Co., Ltd.	52,400	164,167
Nippon Yakin Kogyo Co., Ltd.	8,600	127,463
Nipro Corp.	10,400	114,715
Nishimatsu Construction Co., Ltd.	28,600	568,103
Nishimatsuya Chain Co., Ltd.	23,053	237,186
Nishi-Nippon Financial Holdings, Inc.	74,100	499,334
Nishio Rent All Co., Ltd.	13,200	271,990
Nissan Shatai Co., Ltd.	21,000	180,053
Nissei ASB Machine Co., Ltd.	4,700	139,843
Nissei Plastic Industrial Co., Ltd. (a)	23,400	177,856
Nissha Co., Ltd.	23,200	217,409
Nisshin Oillio Group, Ltd.	13,600	424,823
Nisshinbo Holdings, Inc. (a)	69,900	505,371
Nissin Corp.	10,800	151,862
Nissin Kogyo Co., Ltd.	12,700	258,038
Nitta Corp.	9,900	214,912
Nittetsu Mining Co., Ltd.	3,200	130,064
Nitto Boseki Co., Ltd.	30,230	1,504,705
Nitto Kogyo Corp.	21,100	377,271
Nittoku Co., Ltd.	9,400	263,132
Nohmi Bosai, Ltd.	16,200	313,984
Nojima Corp.	11,900	300,133
Nomura Co., Ltd.	40,800	339,228
Noritake Co., Ltd.	6,900	225,129
Noritsu Koki Co., Ltd.	9,800	135,984
Security Description	Shares	Value
Noritz Corp.	13,700	$166,607
North Pacific Bank, Ltd.	145,000	279,557
NS United Kaiun Kaisha, Ltd.	10,000	137,832
NSD Co., Ltd.	37,800	644,336
NTN Corp.	52,700	105,024
Obara Group, Inc. (a)	8,900	269,759
Oenon Holdings, Inc.	90,200	337,774
Ogaki Kyoritsu Bank, Ltd.	10,000	210,409
Ohara, Inc.	9,600	95,746
Ohsho Food Service Corp.	6,800	378,180
Oiles Corp.	10,900	141,144
Oisix ra daichi, Inc. (c)	12,600	245,962
Oita Bank, Ltd.	15,380	338,578
Okabe Co., Ltd.	17,200	129,616
Okamoto Industries, Inc.	6,360	233,449
Okamura Corp.	56,300	390,345
Okasan Securities Group, Inc.	82,282	247,872
Oki Electric Industry Co., Ltd.	46,100	443,544
Okinawa Electric Power Co., Inc.	24,277	403,698
OKUMA Corp.	13,200	564,045
Okumura Corp.	16,800	386,189
Okuwa Co., Ltd.	16,100	246,533
Oncolys BioPharma, Inc. (a)(c)	4,300	126,347
One REIT, Inc.	96	231,091
Onward Holdings Co., Ltd.	60,600	178,624
Open Door, Inc. (a)(c)	8,500	102,109
OPT Holding, Inc.	10,000	133,105
Optex Group Co., Ltd.	16,300	184,779
Optorun Co., Ltd.	11,300	262,691
Orient Corp.	69,300	75,797
Osaka Organic Chemical Industry, Ltd.	19,800	469,650
Osaka Soda Co., Ltd.	11,200	246,766
OSAKA Titanium Technologies Co., Ltd. (a)	8,500	73,194
Osaki Electric Co., Ltd.	16,000	74,598
OSG Corp.	11,000	168,235
OSJB Holdings Corp.	91,000	194,846
Outsourcing, Inc.	44,500	280,484
Oyo Corp.	17,800	232,307
Pacific Industrial Co., Ltd.	29,100	255,166
Pacific Metals Co., Ltd. (a)	7,399	105,137
Pack Corp. (a)	10,000	289,660
PAL GROUP Holdings Co., Ltd.	11,400	137,368
Paramount Bed Holdings Co., Ltd.	10,000	406,915
Pasona Group, Inc.	12,400	136,545
PC Depot Corp. (a)	52,400	369,134
Penta-Ocean Construction Co., Ltd.	149,200	800,730
Pepper Food Service Co., Ltd. (a)	7,400	36,765
PIA Corp. (a)	5,100	160,490
Pilot Corp.	10,000	303,564
Piolax, Inc.	14,800	220,590
PKSHA Technology, Inc. (c)	5,200	140,116
Plenus Co., Ltd.	9,900	164,534

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Poletowin Pitcrew Holdings, Inc. (a)	16,100	$134,310
Premier Investment Corp. REIT	1,269	1,407,974
Press Kogyo Co., Ltd.	60,200	162,936
Pressance Corp.	16,000	175,743
Prestige International, Inc.	53,400	400,927
Prima Meat Packers, Ltd.	13,300	355,538
Qol Holdings Co., Ltd.	11,000	115,215
Raito Kogyo Co., Ltd.	34,100	451,358
Raiznext Corp.	29,100	328,263
Raksul, Inc. (a)(c)	7,200	194,874
Rakus Co., Ltd.	25,000	440,284
RaQualia Pharma, Inc. (c)	16,900	170,903
Relia, Inc.	22,400	208,251
RENOVA, Inc. (a)(c)	21,300	185,784
Resorttrust, Inc.	41,600	537,906
Restar Holdings Corp.	10,800	208,222
Rheon Automatic Machinery Co., Ltd.	12,900	147,671
Ricoh Leasing Co., Ltd.	7,700	211,476
Riken Corp.	7,000	193,938
Riken Keiki Co., Ltd.	11,700	258,650
Riken Technos Corp.	45,900	180,818
Riken Vitamin Co., Ltd.	10,800	228,043
Ringer Hut Co., Ltd.	12,500	271,701
Riso Kagaku Corp.	9,200	127,061
Rock Field Co., Ltd.	10,600	127,827
Rokko Butter Co., Ltd.	10,600	150,916
Rorze Corp.	11,700	578,032
Round One Corp. (a)	40,700	293,881
Royal Holdings Co., Ltd. (a)	11,800	204,970
RPA Holdings, Inc. (a)(c)	5,100	37,345
RS Technologies Co., Ltd.	4,900	156,468
Ryobi, Ltd.	16,400	183,025
Ryosan Co., Ltd.	10,000	205,682
S Foods, Inc.	11,800	287,877
Sac's Bar Holdings, Inc.	30,900	172,422
Sagami Holdings Corp. (a)(c)	21,000	246,818
Saizeriya Co., Ltd.	13,200	254,860
Sakai Chemical Industry Co., Ltd.	26,953	506,907
Sakai Moving Service Co., Ltd.	4,200	213,728
Sakata INX Corp.	21,800	207,321
Sakata Seed Corp.	14,600	465,533
Sakura Internet, Inc.	37,900	223,427
Sala Corp.	55,600	292,211
SAMTY Co., Ltd.	14,300	180,929
San ju San Financial Group, Inc.	11,700	143,478
San-A Co., Ltd.	10,200	390,471
San-Ai Oil Co., Ltd.	36,400	327,949
SanBio Co., Ltd. (a)(c)	11,700	181,326
Sanei Architecture Planning Co., Ltd.	15,500	186,773
Sangetsu Corp.	32,100	453,152
San-In Godo Bank, Ltd.	75,700	379,605
Sanken Electric Co., Ltd.	11,700	229,803
Sanki Engineering Co., Ltd.	23,700	271,083
Security Description	Shares	Value
Sankyo Tateyama, Inc.	26,600	$236,696
Sanoh Industrial Co., Ltd. (a)	37,000	231,154
Sanrio Co., Ltd.	28,100	434,451
Sanyo Chemical Industries, Ltd.	5,400	231,747
Sanyo Denki Co., Ltd.	5,000	223,849
Sanyo Electric Railway Co., Ltd. (a)	7,800	159,203
Sanyo Shokai, Ltd.	3,000	19,854
Sanyo Special Steel Co., Ltd. (a)	20,287	166,230
Sanyo Trading Co., Ltd.	26,300	244,997
Sapporo Holdings, Ltd.	37,200	696,864
Sato Holdings Corp.	25,640	554,224
SEC Carbon, Ltd. (a)	1,500	92,321
Seed Co., Ltd. (a)	6,300	42,979
Seika Corp.	4,400	50,613
Seikagaku Corp.	20,400	214,050
Seiko Holdings Corp.	11,800	186,814
Seiren Co., Ltd.	38,480	485,436
Sekisui Jushi Corp.	13,100	261,915
Sekisui Plastics Co., Ltd.	21,000	112,509
Senko Group Holdings Co., Ltd.	43,000	319,257
Senshu Ikeda Holdings, Inc.	128,860	191,107
Septeni Holdings Co., Ltd.	15,500	28,591
Seria Co., Ltd.	11,800	419,456
Shibaura Machine Co., Ltd.	10,200	203,934
Shibuya Corp.	10,900	283,197
SHIFT, Inc. (c)	2,300	233,656
Shiga Bank, Ltd.	26,400	584,845
Shikoku Bank, Ltd.	24,000	174,630
Shikoku Chemicals Corp.	22,000	221,050
Shima Seiki Manufacturing, Ltd.	19,245	273,998
Shimachu Co., Ltd.	39,460	1,094,353
Shinagawa Refractories Co., Ltd.	6,400	130,984
Shindengen Electric Manufacturing Co., Ltd.	4,100	81,593
Shin-Etsu Polymer Co., Ltd.	20,600	168,031
Shinko Electric Industries Co., Ltd.	26,300	356,160
Shinmaywa Industries, Ltd.	26,000	243,407
Shinoken Group Co., Ltd.	21,600	173,184
Shinsho Corp.	4,000	73,411
Shizuoka Gas Co., Ltd. (a)	26,200	239,694
SHO-BOND Holdings Co., Ltd. (a)	27,400	1,212,726
Shochiku Co., Ltd. (a)	11,560	1,591,194
Shoei Co., Ltd. (a)	11,200	279,260
Shoei Foods Corp.	7,200	279,965
Showa Corp.	22,300	460,118
Showa Sangyo Co., Ltd.	10,000	306,345
Siix Corp.	19,500	178,760
Sinfonia Technology Co., Ltd.	39,480	374,728
Sinko Industries, Ltd.	12,500	168,698
Sintokogio, Ltd.	32,800	240,486
SKY Perfect JSAT Holdings, Inc.	54,200	200,955
SMK Corp.	504	12,142
SMS Co., Ltd.	40,000	896,139

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Sodick Co., Ltd. (a)	23,900	$176,340
Solasto Corp.	22,500	223,154
Sosei Group Corp. (a)(c)	35,200	565,758
Sourcenext Corp. (a)	20,600	52,891
Space Value Holdings Co., Ltd.	25,000	81,105
S-Pool, Inc.	11,800	80,501
ST Corp.	12,100	192,797
St Marc Holdings Co., Ltd.	10,000	153,960
Star Asia Investment Corp. REIT (a)	195	172,253
Star Micronics Co., Ltd.	18,000	200,046
Starts Corp., Inc.	13,500	276,294
Starts Proceed Investment Corp. REIT	134	255,120
Starzen Co., Ltd.	4,800	188,868
Stella Chemifa Corp.	7,200	161,038
Studio Alice Co., Ltd.	11,700	170,482
Sumida Corp.	16,900	119,993
Sumitomo Bakelite Co., Ltd.	10,000	279,464
Sumitomo Densetsu Co., Ltd.	13,900	307,157
Sumitomo Mitsui Construction Co., Ltd.	72,360	313,894
Sumitomo Osaka Cement Co., Ltd.	17,779	623,752
Sumitomo Seika Chemicals Co., Ltd.	2,400	77,972
Sumitomo Warehouse Co., Ltd.	38,700	464,178
Sun Frontier Fudousan Co., Ltd.	10,000	79,158
Sun-Wa Technos Corp.	18,800	158,751
Suruga Bank, Ltd. (a)	124,300	434,362
Sushiro Global Holdings, Ltd.	40,700	895,223
SWCC Showa Holdings Co., Ltd.	4,500	47,801
Systena Corp.	39,800	524,223
Syuppin Co., Ltd. (a)	18,800	125,641
T Hasegawa Co., Ltd.	12,900	288,168
T RAD Co., Ltd.	11,200	138,177
Tachi-S Co., Ltd.	18,300	146,895
Tadano, Ltd.	60,200	501,643
Taihei Dengyo Kaisha, Ltd.	12,500	266,024
Taiho Kogyo Co., Ltd.	21,100	103,070
Taikisha, Ltd.	12,900	355,009
Taiko Pharmaceutical Co., Ltd.	34,600	833,851
Taiyo Holdings Co., Ltd.	10,000	460,676
Takamatsu Construction Group Co., Ltd.	7,900	176,621
Takaoka Toko Co., Ltd.	1,900	17,893
Takara Holdings, Inc.	58,800	525,404
Takara Standard Co., Ltd.	27,400	387,565
Takasago International Corp.	22,000	438,022
Takasago Thermal Engineering Co., Ltd.	32,100	470,707
Takeei Corp.	33,500	333,494
Takeuchi Manufacturing Co., Ltd.	19,900	330,176
Takuma Co., Ltd.	35,200	484,516
Tamron Co., Ltd.	10,000	172,313
Tamura Corp.	45,000	189,368
Tanseisha Co., Ltd.	21,400	148,770
Security Description	Shares	Value
Tatsuta Electric Wire and Cable Co., Ltd.	44,300	$234,876
Tayca Corp. (a)	11,500	147,208
TechMatrix Corp.	24,000	415,999
Teikoku Electric Manufacturing Co., Ltd.	3,600	41,477
Teikoku Sen-I Co., Ltd. (a)	13,000	275,460
TKC Corp.	7,700	407,536
TKP Corp. (a)(c)	1,700	33,012
Toa Corp. (f)	17,300	116,579
Toa Corp. (f)	8,000	115,456
TOA ROAD Corp.	7,900	238,717
Toagosei Co., Ltd.	121,700	1,188,968
Tobishima Corp.	10,710	104,037
TOC Co., Ltd.	67,760	427,720
Tocalo Co., Ltd.	30,500	327,376
Toei Animation Co., Ltd. (a)	8,700	405,626
Toho Bank, Ltd.	90,000	186,031
Toho Titanium Co., Ltd. (a)	21,500	128,739
Toho Zinc Co., Ltd. (c)	6,800	96,436
TOKAI Holdings Corp.	56,900	524,249
Tokai Rika Co., Ltd.	17,300	249,995
Tokai Tokyo Financial Holdings, Inc.	108,900	240,239
Tokushu Tokai Paper Co., Ltd.	5,100	218,399
Tokuyama Corp.	17,800	417,756
Tokyo Dome Corp. (a)	40,100	287,318
Tokyo Energy & Systems, Inc.	24,400	178,219
Tokyo Kiraboshi Financial Group, Inc.	10,000	102,146
Tokyo Ohka Kogyo Co., Ltd. (a)	16,300	814,358
Tokyo Rope Manufacturing Co., Ltd. (c)	18,000	94,434
Tokyo Seimitsu Co., Ltd.	20,500	653,659
Tokyo Steel Manufacturing Co., Ltd.	50,700	291,366
Tokyotokeiba Co., Ltd.	8,900	296,570
Tokyu Construction Co., Ltd.	36,200	187,233
Tokyu REIT, Inc.	530	722,649
Tomoe Engineering Co., Ltd. (a)	2,800	47,858
TOMONY Holdings, Inc.	83,880	268,236
Tomy Co., Ltd.	52,000	409,696
Tonami Holdings Co., Ltd.	4,200	219,178
Topcon Corp.	52,300	419,816
Toppan Forms Co., Ltd.	24,500	242,082
Topre Corp.	22,800	253,815
Topy Industries, Ltd.	20,298	229,725
Torex Semiconductor, Ltd.	17,100	213,661
Toridoll Holdings Corp.	19,200	215,340
Torii Pharmaceutical Co., Ltd.	5,600	160,912
Torikizoku Co., Ltd. (a)	11,700	163,107
Tosei Reit Investment Corp.	188	184,192
Toshiba TEC Corp.	10,800	412,439
Tosho Co., Ltd.	9,000	106,447
Totetsu Kogyo Co., Ltd.	12,900	325,116
Towa Bank, Ltd.	26,200	169,510
Towa Pharmaceutical Co., Ltd.	10,000	184,734

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Toyo Construction Co., Ltd.	35,600	$132,322
Toyo Corp.	5,668	52,065
Toyo Denki Seizo KK (a)	15,800	169,885
Toyo Ink SC Holdings Co., Ltd.	19,900	375,921
Toyo Kanetsu KK	7,500	146,753
Toyo Machinery & Metal Co., Ltd.	35,300	135,134
Toyo Securities Co., Ltd. (a)	105,600	115,501
Toyo Tanso Co., Ltd.	8,300	130,403
Toyo Tire Corp. (a)	42,800	571,672
Toyobo Co., Ltd.	42,778	594,772
Toyota Motor Corp.	9	564
TPR Co., Ltd.	14,900	185,067
Trancom Co., Ltd.	3,800	243,389
Transcosmos, Inc.	12,600	291,043
Tri Chemical Laboratories, Inc. (a)	6,500	694,675
Trusco Nakayama Corp.	20,300	525,352
TS Tech Co., Ltd.	10,000	274,088
TSI Holdings Co., Ltd.	64,500	276,211
Tsubaki Nakashima Co., Ltd.	25,200	196,443
Tsubakimoto Chain Co.	16,300	394,941
Tsugami Corp. (a)	35,200	293,320
Tsukishima Kikai Co., Ltd.	25,500	276,781
Tsukuba Bank, Ltd. (a)	99,300	161,995
Tsukui Corp.	27,500	128,470
Tsurumi Manufacturing Co., Ltd.	10,900	186,609
UACJ Corp.	10,000	178,709
Uchida Yoko Co., Ltd.	6,800	395,829
Union Tool Co.	7,200	175,520
Unipres Corp.	16,000	139,259
United Arrows, Ltd.	12,300	207,727
United Super Markets Holdings, Inc.	31,700	333,499
UNITED, Inc.	5,300	56,446
Unitika, Ltd. (c)	6,400	21,059
Ushio, Inc.	55,400	736,886
UT Group Co., Ltd. (a)(c)	12,000	272,624
UUUM, Inc. (a)(c)	2,700	61,891
Uzabase, Inc. (a)(c)	9,600	196,654
V Technology Co., Ltd. (a)	3,872	131,178
Valor Holdings Co., Ltd.	30,400	592,305
Valqua, Ltd.	10,476	188,283
ValueCommerce Co., Ltd.	11,700	313,417
Vector, Inc. (a)(c)	16,000	129,026
VIA Holdings, Inc. (c)	35,800	139,371
Vision, Inc. (a)(c)	13,700	86,097
Vital KSK Holdings, Inc.	26,300	251,579
VT Holdings Co., Ltd.	75,700	246,989
Wacom Co., Ltd.	68,400	348,071
Wakachiku Construction Co., Ltd.	3,800	40,823
Wakita & Co., Ltd.	10,900	93,658
Warabeya Nichiyo Holdings Co., Ltd.	11,800	185,611
Watahan & Co., Ltd. (a)	9,800	172,864
WATAMI Co., Ltd. (a)	14,400	126,802
WDB Holdings Co., Ltd.	7,500	184,989
World Co., Ltd.	10,000	151,921
Security Description	Shares	Value
World Holdings Co., Ltd.	9,000	$142,402
Yahagi Construction Co., Ltd.	24,800	180,451
YAKUODO Holdings Co., Ltd.	7,700	187,281
YAMABIKO Corp.	20,600	171,659
YAMADA Consulting Group Co., Ltd.	11,200	139,319
Yamagata Bank, Ltd.	15,600	191,882
Yamaguchi Financial Group, Inc.	58,700	360,193
Yamaichi Electronics Co., Ltd.	14,400	187,400
YA-MAN, Ltd.	12,300	121,421
Yamanashi Chuo Bank, Ltd.	20,500	161,515
Yamashin-Filter Corp. (a)	29,500	290,119
Yamato Kogyo Co., Ltd.	21,100	429,295
Yamazen Corp.	45,700	384,628
Yellow Hat, Ltd.	17,200	236,593
Yodogawa Steel Works, Ltd.	29,700	516,450
Yokogawa Bridge Holdings Corp.	16,500	341,669
Yokohama Reito Co., Ltd.	24,900	206,336
Yokowo Co., Ltd.	18,600	432,221
Yondoshi Holdings, Inc.	12,800	210,476
Yonex Co., Ltd. (a)	24,100	130,681
Yorozu Corp.	12,800	125,764
Yoshinoya Holdings Co., Ltd.	29,400	606,340
Yuasa Trading Co., Ltd.	10,300	276,773
Yumeshin Holdings Co., Ltd. (a)	41,100	224,386
Yurtec Corp.	29,700	180,317
Yushin Precision Equipment Co., Ltd.	13,500	89,220
Zenrin Co., Ltd.	41,165	462,837
ZERIA Pharmaceutical Co., Ltd.	20,500	380,224
ZIGExN Co., Ltd.	34,600	108,080
Zojirushi Corp.	21,900	276,478
		249,264,837
LIECHTENSTEIN — 0.0% (e)
VP Bank AG	1,620	210,290
LUXEMBOURG — 0.2%
APERAM SA	10,872	303,074
Corp. America Airports SA (a)(c)	26,046	56,780
Orion Engineered Carbons SA	20	212
Solutions 30 SE (c)	70,547	1,011,037
		1,371,103
MALTA — 0.1%
Catena Media PLC (c)	27,806	62,198
Kambi Group PLC (c)	11,244	249,822
Kindred Group PLC SDR	86,088	514,866
		826,886
MOROCCO — 0.0% (e)
Vivo Energy PLC (d)	215,832	215,212
NETHERLANDS — 1.2%
Accell Group NV (c)	12,334	304,765
AMG Advanced Metallurgical Group NV	12,401	221,319
Arcadis NV (c)	30,879	558,376
Basic-Fit NV (c)(d)	8,079	211,876

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Brack Capital Properties NV (c)	1	$61
Brunel International NV (a)(c)	16,812	120,092
Corbion NV	37,769	1,359,569
Eurocommercial Properties NV REIT (a)	19,617	251,174
Flow Traders (d)	18,198	650,780
ForFarmers NV	9,508	58,093
Fugro NV (a)(c)	46,965	182,827
Heijmans NV (c)	22,341	168,118
Intertrust NV (d)	37,136	632,313
Kendrion NV (a)(c)	12,032	159,462
Koninklijke BAM Groep NV (c)	123,834	223,926
NSI NV REIT	11,361	439,586
Pharming Group NV (a)(c)	369,838	484,337
PostNL NV	265,021	569,272
ProQR Therapeutics NV (a)(c)	10,486	63,755
Shop Apotheke Europe NV (c)(d)	4,603	550,073
TomTom NV (c)	17,541	138,696
Vastned Retail NV REIT (a)	12,175	259,813
Wereldhave NV REIT (a)	21,709	199,327
		7,807,610
NEW ZEALAND — 1.0%
Air New Zealand, Ltd. (a)	48,713	41,394
Argosy Property, Ltd.	350,597	262,937
Chorus, Ltd.	157,577	758,773
Goodman Property Trust REIT	361,531	472,453
Infratil, Ltd.	333,520	1,009,107
Kiwi Property Group, Ltd.	556,054	375,858
Metlifecare, Ltd.	64,572	213,661
New Zealand Refining Co., Ltd.	99,012	46,529
Precinct Properties New Zealand, Ltd.	460,385	465,305
Pushpay Holdings, Ltd. (c)	87,052	492,589
Restaurant Brands New Zealand, Ltd. (c)	25,068	190,584
SKY Network Television, Ltd. (a)(c)	368,599	35,593
SKYCITY Entertainment Group, Ltd.	349,240	537,328
Summerset Group Holdings, Ltd.	132,282	550,111
Synlait Milk, Ltd. (c)	30,481	139,317
Tourism Holdings, Ltd. (a)	65,748	83,804
Vital Healthcare Property Trust REIT (a)	238,436	382,966
Volpara Health Technologies, Ltd. (c)	62,246	58,713
Z Energy, Ltd.	196,276	341,152
		6,458,174
NORWAY — 1.4%
Aker Solutions ASA (c)	56,000	48,587
Atea ASA	39,298	377,215
Avance Gas Holding, Ltd. (d)	13,527	25,127
Axactor SE (a)(c)	69,239	43,135
B2Holding ASA (a)(c)	149,598	57,842
Borregaard ASA	52,751	558,842
Security Description	Shares	Value
BW Energy, Ltd. (c)	9,653	$17,179
BW Offshore, Ltd.	47,303	154,947
DNO ASA (a)	174,688	104,773
Elkem ASA (d)	77,361	157,256
Europris ASA (d)	48,471	233,336
Frontline, Ltd.	44,582	309,167
Golden Ocean Group, Ltd. (a)	33,973	131,815
Grieg Seafood ASA	27,271	278,307
Hexagon Composites ASA (c)	23,325	96,714
Kitron ASA	204,548	250,623
Kvaerner ASA (c)	105,552	67,509
NEL ASA (c)	562,760	1,099,619
Nordic Nanovector ASA (a)(c)	28,332	62,320
Nordic Semiconductor ASA (c)	77,472	589,452
Norway Royal Salmon ASA	8,807	228,962
Norwegian Air Shuttle ASA (a)(c)	33,345	9,388
Norwegian Finans Holding ASA	52,619	359,448
Ocean Yield ASA	20,697	46,449
Odfjell Drilling, Ltd. (a)(c)	55,619	62,382
Opera, Ltd. ADR (a)(c)	20,184	181,656
PGS ASA (a)(c)	60,334	24,066
Protector Forsikring ASA (a)(c)	54,752	208,576
Sbanken ASA (c)(d)	35,959	232,968
Scatec Solar ASA (d)	70,857	1,148,755
SFL Corp., Ltd.	32,606	302,910
SpareBank 1 Nord Norge	37,661	243,213
SpareBank 1 SMN	39,066	317,080
Stolt-Nielsen, Ltd.	12,065	109,307
Veidekke ASA (c)	73,782	888,719
Wallenius Wilhelmsen ASA	60,509	77,902
XXL ASA (c)(d)	47,670	92,553
		9,198,099
PERU — 0.1%
Hochschild Mining PLC	195,978	470,256
PORTUGAL — 0.2%
Altri SGPS SA	120,821	579,168
Mota-Engil SGPS SA (a)(c)	38,039	48,790
REN - Redes Energeticas Nacionais SGPS SA	274,969	750,461
		1,378,419
SINGAPORE — 1.5%
Accordia Golf Trust	387,500	190,271
AIMS APAC REIT	246,104	215,223
ARA LOGOS Logistics Trust REIT	37,948	15,369
Ascendas India Trust	168,700	162,043
Ascott Residence Trust (a)	887,709	636,328
Best World International, Ltd. (a)	280,300	270,846
BW LPG, Ltd. (d)	20,015	62,201
CapitaLand Retail China Trust REIT	360,834	325,903
CDL Hospitality Trusts Stapled Security	423,480	309,630
China Aviation Oil Singapore Corp., Ltd.	214,100	153,471

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Chip Eng Seng Corp., Ltd.	391,600	$161,406
ESR-REIT (a)	2,464,783	697,888
Ezion Holdings, Ltd. (b)(c)	4,945,500	114,326
Ezra Holdings, Ltd. (a)(b)(c)	1,444,295	—
First Real Estate Investment Trust	555,100	276,545
First Resources, Ltd.	201,400	200,671
Frasers Logistics & Commercial Trust REIT	966,884	824,768
Hyflux, Ltd. (b)(c)	33,300	—
IGG, Inc. (a)	420,000	343,567
Keppel DC REIT	324,747	591,274
Keppel Infrastructure Trust	1,378,092	533,436
Manulife US Real Estate Investment Trust	709,455	535,639
Midas Holdings, Ltd. (a)(b)(c)	1,078,700	—
OUE Commercial Real Estate Investment Trust	1,101,018	299,908
Parkway Life Real Estate Investment Trust	234,600	561,675
Raffles Medical Group, Ltd.	475,268	313,427
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	187,649	47,079
Sembcorp Marine, Ltd. (a)(c)	181,100	55,172
Sheng Siong Group, Ltd.	270,500	319,935
Singapore Post, Ltd.	691,900	381,895
Soilbuild Business Space REIT	321,751	89,949
Starhill Global REIT	715,900	261,718
Swiber Holdings, Ltd. (a)(b)(c)	100,100	—
Technics Oil & Gas, Ltd. (b)(c)	1,254	—
UMS Holdings, Ltd.	397,674	255,129
Wing Tai Holdings, Ltd.	526,599	675,683
XP Power, Ltd. (a)	3,182	139,575
		10,021,950
SOUTH KOREA — 11.8%
AbClon, Inc. (c)	4,555	282,877
ABLBio, Inc. (c)	10,889	280,633
Able C&C Co., Ltd. (c)	7,570	58,403
Ace Technologies Corp. (c)	10,567	125,625
Advanced Process Systems Corp.	7,378	142,917
Aekyung Industrial Co., Ltd.	3,952	77,210
AfreecaTV Co., Ltd.	5,018	263,655
Ahnlab, Inc.	2,658	110,267
Air Busan Co., Ltd. (c)	13,829	44,550
AK Holdings, Inc.	1,999	30,994
Alteogen, Inc. (c)	7,030	1,557,547
Amicogen, Inc. (c)	12,430	302,780
Amotech Co., Ltd. (c)	9,170	209,267
Anam Electronics Co., Ltd. (c)	82,141	114,725
Ananti, Inc. (c)	19,271	154,604
Anterogen Co., Ltd. (c)	2,839	166,396
Aprogen KIC, Inc. (a)(c)	41,861	101,446
Asiana Airlines, Inc. (c)	42,984	137,223
BGF Co., Ltd.	29,746	104,854
BH Co., Ltd. (a)(c)	15,558	256,099
Binex Co., Ltd. (c)	15,156	160,651
Security Description	Shares	Value
Binggrae Co., Ltd.	1,421	$71,000
Biosolution Co., Ltd. (c)	3,253	78,428
BNK Financial Group, Inc.	86,647	360,174
Boryung Pharmaceutical Co., Ltd.	17,721	248,243
Bukwang Pharmaceutical Co., Ltd.	16,858	475,110
Byucksan Corp. (c)	6,431	8,929
Cafe24 Corp. (c)	1,868	81,997
CammSys Corp. (c)	125,670	277,386
Cell Biotech Co., Ltd.	3,418	47,312
Cellivery Therapeutics, Inc. (c)	2,187	174,727
Celltrion Pharm, Inc. (c)	4,662	491,838
Cellumed Co., Ltd. (c)	4,876	24,241
Chabiotech Co., Ltd. (c)	25,628	425,056
Chong Kun Dang Pharmaceutical Corp.	3,890	350,887
Chongkundang Holdings Corp.	1,893	188,851
CJ CGV Co., Ltd. (c)	545	9,266
CJ Corp.	1,943	139,403
CJ Freshway Corp.	1,771	22,453
CMG Pharmaceutical Co., Ltd. (c)	51,346	169,681
CNK International Co., Ltd. (b)(c)	16,071	—
Com2uSCorp	6,599	645,170
Coreana Cosmetics Co., Ltd. (c)	43,223	182,903
Cosmax, Inc.	5,107	415,234
Cosmecca Korea Co., Ltd. (c)	860	8,544
CosmoAM&T Co., Ltd. (c)	5,475	56,441
CrystalGenomics, Inc. (c)	17,117	226,974
CS Wind Corp.	8,159	284,888
Cuckoo Homesys Co., Ltd.	6,133	171,317
CUROCOM Co., Ltd. (c)	45,884	78,962
Dae Han Flour Mills Co., Ltd.	483	66,255
Dae Hwa Pharmaceutical Co., Ltd.	2,481	26,814
Daea TI Co., Ltd.	29,856	151,905
Daeduck Co., Ltd.	16,151	77,073
Daeduck Electronics Co., Ltd. (c)	27,221	175,612
Daejoo Electronic Materials Co., Ltd. (c)	4,364	124,986
Daesang Corp.	16,006	343,979
Daewon Pharmaceutical Co., Ltd.	10,717	153,246
Daewoo Engineering & Construction Co., Ltd. (c)	107,215	305,730
Daewoong Co., Ltd.	23,236	525,435
Daewoong Pharmaceutical Co., Ltd.	964	106,189
Daishin Securities Co., Ltd. Preference Shares	59,089	421,485
Daou Technology, Inc.	17,933	296,684
Dasan Networks, Inc. (c)	9,455	65,871
Dawonsys Co., Ltd.	15,594	211,317
DB HiTek Co., Ltd.	24,184	580,046
Dentium Co., Ltd. (c)	5,636	176,176
DGB Financial Group, Inc.	96,751	411,022
Digital Power Communications Co., Ltd.	13,758	120,669
DIO Corp. (c)	828	17,175
DMS Co., Ltd.	41,159	176,564

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Dong-A Socio Holdings Co., Ltd.	4,101	$324,575
Dong-A ST Co., Ltd.	4,332	312,606
Dongjin Semichem Co., Ltd.	10,527	246,361
Dongkoo Bio & Pharma Co., Ltd.	1,024	18,857
DongKook Pharmaceutical Co., Ltd.	3,088	310,122
Dongkuk Steel Mill Co., Ltd. (c)	20,397	89,873
Dongsuh Cos., Inc.	5,684	74,898
Dongsung Finetec Co., Ltd.	8,635	61,881
Dongsung Pharmaceutical Co., Ltd. (a)(c)	8,967	93,185
Dongwha Pharm Co., Ltd.	29,236	394,966
Dongwon F&B Co., Ltd.	400	59,525
Dongwon Industries Co., Ltd.	187	31,171
Doosan Co., Ltd.	4,031	127,346
Doosan Fuel Cell Co., Ltd. (c)	13,752	370,424
Doosan Heavy Industries & Construction Co., Ltd. (a)(c)	67,634	271,863
Doosan Infracore Co., Ltd. (c)	55,657	335,464
Doosan Solus Co., Ltd. (c)	7,377	205,453
DoubleUGames Co., Ltd.	6,211	412,053
Douzone Bizon Co., Ltd.	14,974	1,269,774
Easy Bio, Inc. (c)	1,399	60,480
Ecopro BM Co., Ltd.	1,566	156,880
Ecopro Co., Ltd.	10,462	256,147
EM-Tech Co., Ltd. (c)	16,286	182,106
ENF Technology Co., Ltd.	20,440	595,604
Enzychem Lifesciences Corp. (c)	967	74,443
Eo Technics Co., Ltd.	2,042	160,426
Esmo Corp. (c)	33,624	13,753
Eugene Corp.	37,934	114,794
Eugene Investment & Securities Co., Ltd.	107,237	253,639
Eugene Technology Co., Ltd.	3,833	86,994
Eutilex Co., Ltd. (c)	1,563	90,309
F&F Co., Ltd.	3,775	289,045
Feelux Co., Ltd. (c)	25,058	92,391
Finetex EnE, Inc. (b)(c)	22,588	—
Foosung Co., Ltd.	36,710	245,985
GemVax & Kael Co., Ltd. (c)	14,546	233,394
Genexine Co., Ltd. (c)	7,615	594,462
Genomictree, Inc. (c)	5,709	80,923
Golfzon Newdin Holdings Co., Ltd.	2,694	11,490
Grand Korea Leisure Co., Ltd.	14,311	152,884
Green Cross Cell Corp.	3,143	105,825
Green Cross Corp.	3,834	471,740
Green Cross Holdings Corp.	13,930	277,940
Green Cross LabCell Corp.	4,573	193,892
GS Home Shopping, Inc.	2,414	219,154
G-SMATT GLOBAL Co., Ltd. (c)	49,298	2,541
G-treeBNT Co., Ltd. (c)	13,232	270,063
HAESUNG DS Co., Ltd.	15,928	198,628
Halla Holdings Corp.	2,711	60,177
Hana Tour Service, Inc.	4,541	144,779
Hanall Biopharma Co., Ltd. (c)	15,065	351,936
Security Description	Shares	Value
Handsome Co., Ltd.	11,037	$321,150
Hanil Cement Co., Ltd.	16	1,085
Hanil Holdings Co., Ltd.	3,121	119,095
Hanjin Kal Corp. (a)	21,763	1,451,048
Hanjin Shipping Co., Ltd. (b)(c)	1,732	—
Hanjin Transportation Co., Ltd.	3,925	143,739
Hankook Tire Worldwide Co., Ltd.	13,560	145,988
Hanmi Semiconductor Co., Ltd.	13,941	86,577
Hansae Co., Ltd.	10,510	92,181
Hansol Chemical Co., Ltd. (a)	7,892	833,258
Hansol Holdings Co., Ltd. (c)	47,534	118,553
Hansol Paper Co., Ltd.	24,119	279,719
Hanssem Co., Ltd.	6,931	496,697
Hanwha Aerospace Co., Ltd. (c)	21,417	438,008
Hanwha Corp.	9,243	170,206
Hanwha General Insurance Co., Ltd. (c)	42,061	90,392
Hanwha Investment & Securities Co., Ltd. (c)	81,461	111,743
Hanwha Life Insurance Co., Ltd.	64,465	72,887
Harim Holdings Co., Ltd.	43,489	244,046
HDC Holdings Co., Ltd.	14,436	101,653
HDC Hyundai Development Co-Engineering & Construction Class E	14,090	247,162
HDC Hyundai Engineering Plastics Co., Ltd.	5,331	16,509
Hite Jinro Co., Ltd.	15,646	569,726
HJ Magnolia Yongpyong Hotel & Resort Corp. (c)	38,994	131,293
HLB Life Science Co., Ltd. (c)	13,444	207,888
HLB, Inc. (a)(c)	18,020	1,387,249
HMM Co., Ltd. (c)	117,702	458,439
Homecast Co., Ltd. (c)	17,719	51,116
HS Industries Co., Ltd.	33,799	193,884
Huchems Fine Chemical Corp.	20,399	269,646
Hugel, Inc. (c)	1,319	518,126
Humedix Co., Ltd.	1,241	28,424
Huons Co., Ltd.	3,596	162,632
Huons Global Co., Ltd.	2,429	63,509
Hyosung Advanced Materials Corp. (c)	1,950	184,811
Hyosung Chemical Corp.	1,728	150,842
Hyosung Corp.	5,539	289,188
Hyosung Heavy Industries Corp. (c)	4,597	110,449
Hyosung TNC Co., Ltd.	1,556	144,883
Hyundai Bioscience Co., Ltd. (c)	27,474	302,640
Hyundai Construction Equipment Co., Ltd. (c)	6,822	124,207
Hyundai Corp.	2,543	27,801
Hyundai Department Store Co., Ltd.	3,984	186,473
Hyundai Electric & Energy System Co., Ltd. (c)	9,747	64,178
Hyundai Elevator Co., Ltd.	6,589	379,065
Hyundai Greenfood Co., Ltd.	33,407	214,687

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Hyundai Home Shopping Network Corp. (a)	3,916	$208,358
Hyundai Livart Furniture Co., Ltd.	12,815	180,583
Hyundai Marine & Fire Insurance Co., Ltd.	19,706	375,165
Hyundai Mipo Dockyard Co., Ltd.	8,143	211,893
Hyundai Rotem Co., Ltd. (c)	17,585	224,409
Hyundai Wia Corp.	5,294	152,062
Il Dong Pharmaceutical Co., Ltd. (c)	8,843	109,908
Iljin Materials Co., Ltd.	5,297	218,424
Ilyang Pharmaceutical Co., Ltd.	7,951	423,049
Innocean Worldwide, Inc.	5,547	206,136
Innox Advanced Materials Co., Ltd. (c)	2,785	103,611
Inscobee, Inc. (c)	53,141	90,347
Insun ENT Co., Ltd. (c)	37,307	262,701
Interojo Co., Ltd.	3,952	77,374
iNtRON Biotechnology, Inc. (a)(c)	14,484	180,019
IS Dongseo Co., Ltd.	5,897	138,006
ISC Co., Ltd.	1	14
Jahwa Electronics Co., Ltd. (c)	22,687	122,220
JB Financial Group Co., Ltd.	141,882	559,106
Jeil Pharmaceutical Co., Ltd.	4,763	183,337
Jeju Air Co., Ltd. (c)	5,200	69,601
Jenax, Inc. (c)	7,821	20,742
Jin Air Co., Ltd. (c)	12,933	110,745
JW Pharmaceutical Corp.	6,289	189,530
JW Shinyak Corp.	11,462	46,692
JYP Entertainment Corp.	20,481	360,974
Kangstem Biotech Co., Ltd. (a)(c)	13,930	115,808
KC Co., Ltd.	5,820	90,964
KCC Corp.	1,456	160,991
KCC Glass Corp. (c)	1,526	41,422
KEPCO Engineering & Construction Co., Inc. (a)	13,568	169,198
KEPCO Plant Service & Engineering Co., Ltd.	14,650	353,812
Kginicis Co., Ltd.	15,546	282,396
KGMobilians Co., Ltd.	11,146	107,489
Kiwi Media Group Co., Ltd. (c)	677,509	84,488
KIWOOM Securities Co., Ltd.	6,752	489,483
KMW Co., Ltd. (c)	10,318	548,989
Koh Young Technology, Inc.	4,582	380,929
Kolmar Korea Co., Ltd.	8,820	312,368
Kolon Industries, Inc.	8,937	238,498
Kolon Life Science, Inc. (c)	3,025	83,996
Komipharm International Co., Ltd. (a)(c)	15,573	221,389
KONA I Co., Ltd. (c)	1,185	12,856
Korea Electric Terminal Co., Ltd.	2,665	70,677
Korea Line Corp. (c)	6,756	96,607
Korea Petrochemical Ind Co., Ltd.	2,519	236,644
Korea Real Estate Investment & Trust Co., Ltd.	53,856	76,115
Korea United Pharm, Inc.	6,988	139,429
Korean Air Lines Co., Ltd. (c)	3,449	49,749
Security Description	Shares	Value
Korean Reinsurance Co.	90,991	$556,756
Kortek Corp.	7,998	59,244
KT Skylife Co., Ltd.	5,609	36,978
Kuk-il Paper Manufacturing Co., Ltd. (c)	30,282	145,261
Kumho Industrial Co., Ltd.	13,747	76,115
Kumho Petrochemical Co., Ltd.	4,032	249,727
Kumho Tire Co., Inc. (c)	49,282	123,528
Kwang Dong Pharmaceutical Co., Ltd.	17,780	103,914
L&F Co., Ltd.	10,620	271,934
LB Semicon, Inc.	10,632	71,596
LEENO Industrial, Inc.	6,565	616,739
LegoChem Biosciences, Inc. (c)	10,735	508,704
LF Corp.	2,426	24,908
LG International Corp.	23,089	298,486
Lock&Lock Co., Ltd. (c)	3,733	34,759
Lotte Chilsung Beverage Co., Ltd.	2,658	225,395
LOTTE Fine Chemical Co., Ltd.	14,266	408,583
Lotte Food Co., Ltd.	656	190,880
LOTTE Himart Co., Ltd.	4,187	134,015
Lotte Non-Life Insurance Co., Ltd. (c)	103,094	140,990
Lotte Tour Development Co., Ltd. (c)	7,297	80,987
LS Corp.	7,557	218,634
LS Electric Co., Ltd.	11,024	438,999
Lutronic Corp. (c)	10,635	54,022
Macrogen, Inc. (a)(c)	4,329	112,647
Maeil Dairies Co., Ltd.	915	60,247
MagnaChip Semiconductor Corp. (c)	23,236	239,331
Mando Corp.	17,427	323,809
ME2ON Co., Ltd. (c)	38,101	215,711
Medipost Co., Ltd. (c)	8,365	188,810
Medy-Tox, Inc.	1,610	194,884
Meerecompany, Inc.	350	6,935
Meritz Financial Group, Inc.	32,081	250,706
Meritz Fire & Marine Insurance Co., Ltd.	28,800	302,881
Mezzion Pharma Co., Ltd. (c)	3,176	602,538
Minwise Co., Ltd.	22,851	254,565
Mirae Asset Life Insurance Co., Ltd.	54,195	119,397
Mirae Corp. (c)	299,144	19,647
Modetour Network, Inc.	7,379	64,413
Namhae Chemical Corp.	19,335	117,664
Nanomedics Co., Ltd. (c)	23,874	125,042
Naturecell Co., Ltd. (c)	31,908	239,804
Neowiz (c)	6,459	148,742
NEPES Corp.	9,459	225,692
NHN Corp. (c)	8,252	567,353
NHN KCP Corp.	7,509	308,076
NICE Holdings Co., Ltd.	5,332	93,975
NICE Information Service Co., Ltd.	26,564	403,037
NKMax Co., Ltd. (c)	16,764	172,818

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
NongShim Co., Ltd.	2,697	$819,515
OCI Co., Ltd. (c)	6,747	207,540
OliX Pharmaceuticals, Inc. (c)	2,350	91,628
OptoElectronics Solutions Co., Ltd.	2,091	82,051
OPTRON-TEC, Inc.	55,391	212,520
Orion Holdings Corp.	12,003	132,718
Oscotec, Inc. (a)(c)	10,143	209,547
Osstem Implant Co., Ltd. (c)	7,627	190,857
Paradise Co., Ltd.	24,589	272,904
Partron Co., Ltd.	7,350	54,078
Pearl Abyss Corp. (c)	2,440	442,216
Peptron, Inc. (c)	13,437	213,366
PharmAbcine (c)	4,700	90,261
Pharmicell Co., Ltd. (c)	37,249	569,798
PI Advanced Materials Co., Ltd.	8,609	205,769
POLUS BioPharm, Inc. (c)	21,662	22,061
Poongsan Corp.	15,799	286,992
Posco ICT Co., Ltd.	8,220	29,044
Posco International Corp.	4,620	53,580
Power Logics Co., Ltd.	14,811	86,685
Prostemics Co., Ltd. (c)	5,430	15,619
PSK Holdings, Inc.	2	12
PSK, Inc.	10,142	225,546
RFHIC Corp.	4,055	122,373
Sajo Industries Co., Ltd.	1,280	27,561
Sam Chun Dang Pharm Co., Ltd.	5,787	176,566
Sam Yung Trading Co., Ltd.	6,326	68,895
Samick THK Co., Ltd.	17,576	151,234
Samjin Pharmaceutical Co., Ltd.	9,856	221,235
Samwha Capacitor Co., Ltd.	3,599	159,477
Samyang Holdings Corp.	3,867	183,247
Sangsangin Co., Ltd.	22,825	116,511
SeAH Steel Corp.	324	13,118
SeAH Steel Holdings Corp.	361	10,114
Seegene, Inc.	16,246	1,523,506
Seobu T&D (c)	13,086	70,606
Seohan Co., Ltd.	146,287	114,198
Seoul Semiconductor Co., Ltd.	23,199	259,406
SFA Engineering Corp.	19,949	542,322
Shin Poong Pharmaceutical Co., Ltd. (c)	5,980	150,140
Shinsegae Information & Communication Co., Ltd.	2,501	249,507
Shinsegae International, Inc.	1,185	154,670
Shinsegae, Inc.	2,724	499,349
Shinsung E&G Co., Ltd. (a)(c)	200,028	220,341
Silicon Works Co., Ltd.	4,927	158,110
SillaJen, Inc. (c)	29,675	298,514
Sindoh Co., Ltd.	1,372	27,774
SK Bioland Co., Ltd.	3,976	109,081
SK Chemicals Co., Ltd.	3,773	403,068
SK Discovery Co., Ltd.	3,798	123,300
SK Materials Co., Ltd.	2,899	482,022
SK Networks Co., Ltd.	67,842	267,623
SK Rent A Car Co., Ltd. (c)	2,836	21,785
Security Description	Shares	Value
SK Securities Co., Ltd.	297,013	$216,306
SKC Co., Ltd.	13,447	681,936
SL Corp.	3,966	45,501
SM Entertainment Co., Ltd. (c)	9,007	181,585
S-MAC Co., Ltd. (c)	189,658	215,225
Solid, Inc. (c)	13,936	67,429
Songwon Industrial Co., Ltd.	14,412	153,963
Soulbrain Holdings Co., Ltd.	7,409	590,700
SPC Samlip Co., Ltd.	1,635	84,954
ST Pharm Co., Ltd. (c)	7,991	267,729
STCUBE (a)(c)	12,200	107,004
Studio Dragon Corp. (c)	2,233	160,024
Suheung Co., Ltd.	1,493	66,281
SundayToz Corp. (c)	1,014	23,225
Sungshin Cement Co., Ltd.	13,862	71,335
Synopex, Inc. (c)	30,371	74,233
Taekwang Industrial Co., Ltd.	361	208,884
Taeyoung Engineering & Construction Co., Ltd. (a)	43,361	562,357
Taihan Fiberoptics Co., Ltd. (c)	22,546	69,821
TechWing, Inc.	17,884	262,421
Tego Science, Inc. (c)	533	12,119
Telcon RF Pharmaceutical, Inc. (c)	38,544	166,949
Theragen Etex Co., Ltd. (c)	17,786	154,519
Tovis Co., Ltd.	7,407	40,950
Ubiquoss Holdings, Inc.	3,136	86,818
Union Semiconductor Equipment & Materials Co., Ltd.	49,299	241,812
UTI, Inc.	4,306	57,635
Value Added Technology Co., Ltd.	3,638	61,699
Vidente Co., Ltd. (c)	10,454	53,276
Wave Electronics Co., Ltd. (c)	6,637	41,383
Webzen, Inc. (c)	11,089	201,895
Wellbiotec Co., Ltd. (c)	27,344	55,468
Wemade Co., Ltd.	5,532	188,792
Whanin Pharmaceutical Co., Ltd.	8,809	105,458
Wins Co., Ltd.	6,690	84,539
WiSoL Co., Ltd.	6,183	67,338
Wonik Holdings Co., Ltd. (c)	98,990	371,979
WONIK IPS Co., Ltd. (c)	16,215	480,579
Woojeon Co., Ltd. (b)(c)	7,674	—
Woongjin Thinkbig Co., Ltd.	7,471	14,782
Woori Technology Investment Co., Ltd. (c)	70,985	163,469
Woory Industrial Co., Ltd.	8,433	124,793
YG Entertainment, Inc. (c)	3,823	118,391
Young Poong Corp.	568	218,398
Youngone Corp.	9,987	210,891
Yuanta Securities Korea Co., Ltd. (c)	72,435	157,173
Yungjin Pharmaceutical Co., Ltd. (c)	51,904	238,193
Yuyang D&U Co., Ltd. (a)(c)	30,821	31,261
		76,709,057
SPAIN — 1.1%
Abengoa SA Class B (c)	11,941,624	49,625

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Aedas Homes SA (c)(d)	12,448	$225,653
Amper SA (a)(c)	676,437	122,622
Applus Services SA	52,485	402,619
Atresmedia Corp. de Medios de Comunicacion SA (a)	50,196	131,134
Befesa SA (d)	10,490	408,830
Construcciones y Auxiliar de Ferrocarriles SA	11,241	407,798
Ence Energia y Celulosa SA (a)	53,138	173,913
Ercros SA	61,838	124,738
Euskaltel SA (d)	45,558	404,231
Faes Farma SA	178,052	723,924
Global Dominion Access SA (c)(d)	41,590	133,129
Grupo Ezentis SA (a)(c)	289,292	108,035
Indra Sistemas SA (c)	32,690	256,827
Lar Espana Real Estate Socimi SA REIT	24,473	127,677
Let's GOWEX SA (a)(b)(c)	9,561	—
Liberbank SA (a)(c)	1,083,923	179,446
Melia Hotels International SA (a)	16,391	69,625
Miquel y Costas & Miquel SA	10,045	143,959
Neinor Homes SA (a)(c)(d)	23,584	241,574
Obrascon Huarte Lain SA (a)(c)	80,251	57,235
Pharma Mar SA (a)	72,994	627,991
Promotora de Informaciones SA Class A (c)	266,947	150,510
Quabit Inmobiliaria SA (c)	24,842	10,630
Sacyr SA	131,892	273,605
Solaria Energia y Medio Ambiente SA (a)(c)	39,295	499,599
Talgo SA (c)(d)	36,558	174,095
Tecnicas Reunidas SA (c)	19,321	292,955
Tubacex SA (a)(c)	79,755	120,750
Unicaja Banco SA (c)(d)	349,997	178,860
		6,821,589
SWEDEN — 3.6%
AcadeMedia AB (d)	28,638	193,653
Adapteo Oyj (c)	26,230	223,542
Alimak Group AB (d)	19,574	211,778
Arjo AB Class B	78,673	437,417
Attendo AB (c)(d)	47,422	185,888
Avanza Bank Holding AB	48,038	682,158
Betsson AB (f)	49,761	346,102
Betsson AB (c)(f)	49,761	15,329
Bilia AB Class A (c)	27,197	219,668
BioArctic AB (a)(c)(d)	10,832	85,280
BioGaia AB Class B	6,143	338,910
Biotage AB	35,414	529,500
Bonava AB Class B	36,999	198,961
Boozt AB (c)(d)	19,429	191,440
Bravida Holding AB (c)(d)	78,310	748,499
Bufab AB (c)	22,500	236,673
Bure Equity AB (a)	21,848	474,169
Cellavision AB (c)	18,431	555,898
Clas Ohlson AB Class B	7,001	78,376
Security Description	Shares	Value
Climeon AB (a)(c)	10,010	$50,670
Cloetta AB Class B (c)	106,839	272,010
Collector AB (a)(c)	69,573	100,514
Coor Service Management Holding AB (c)(d)	42,414	278,613
Duni AB	16,356	171,168
Dustin Group AB (d)	35,791	194,770
Fingerprint Cards AB Class B (a)(c)	153,656	278,808
Granges AB (c)	36,004	285,005
Haldex AB (c)	42,937	172,824
Hansa Biopharma AB (a)(c)	13,675	254,664
HIQ International AB (c)	31,216	145,414
Hoist Finance AB (a)(c)(d)	25,196	67,340
Immunovia AB (a)(c)	4,623	77,607
Instalco AB	30,984	477,565
Inwido AB (c)	30,058	207,772
JM AB	33,075	744,455
Karo Pharma AB (c)	80,041	472,515
Klovern AB Class B	184,189	291,210
KNOW IT AB (c)	22,783	378,060
Kungsleden AB	77,074	574,126
LeoVegas AB (d)	62,777	280,711
Lindab International AB	49,926	585,180
Mekonomen AB (c)	14,337	101,565
Minesto AB (a)(c)	38,690	103,404
MIPS AB	5,597	193,082
Modern Times Group MTG AB Class B (c)	21,313	231,279
Munters Group AB (c)(d)	50,839	283,753
Mycronic AB	29,626	558,708
NCC AB Class B	40,449	654,711
NetEnt AB (c)	91,130	696,437
New Wave Group AB Class B (c)	92,194	307,754
Nobia AB (c)	51,241	242,547
Nobina AB (c)(d)	47,389	283,317
Nolato AB Class B (c)	11,441	771,194
Nordic Entertainment Group AB Class B	33,436	1,022,820
Oncopeptides AB (a)(c)(d)	13,858	195,153
Paradox Interactive AB	14,736	317,919
PowerCell Sweden AB (c)	9,319	305,677
Ratos AB Class B (c)	63,857	170,803
RaySearch Laboratories AB (c)	13,723	127,410
Recipharm AB (c)	9,946	122,555
Recipharm AB Class B (a)(c)	13,499	166,625
Resurs Holding AB (d)	48,993	201,196
Samhallsbyggnadsbolaget i Norden AB	313,050	799,707
SAS AB (a)(c)	84,724	70,659
Scandi Standard AB (c)	28,145	193,944
Scandic Hotels Group AB (a)(d)	55,634	195,506
SkiStar AB	20,957	213,919
SpectraCure AB (a)(c)	25,357	41,506
Stillfront Group AB (c)	10,991	983,883
Storytel AB (c)	8,901	182,861

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Tethys Oil AB	31,541	$154,715
Tobii AB (a)(c)	38,406	147,826
Troax Group AB (a)	18,344	287,860
Vitrolife AB	40,351	902,593
		23,547,130
SWITZERLAND — 2.5%
AC Immune SA (a)(c)	28,341	190,735
ALSO Holding AG	2,411	592,858
APG SGA SA (c)	292	54,545
Arbonia AG (c)	19,607	202,164
Aryzta AG (a)(c)	448,913	201,254
Ascom Holding AG (c)	20,302	185,547
Autoneum Holding AG (a)(c)	1,366	133,349
Bachem Holding AG Class B	3,418	898,192
Basilea Pharmaceutica AG (a)(c)	3,423	175,855
Bell Food Group AG	793	200,855
Bobst Group SA (a)	2,688	158,718
Bossard Holding AG Class A (a)	1,928	294,628
Burckhardt Compression Holding AG	1,325	324,416
Coltene Holding AG (a)	2,230	167,800
Comet Holding AG	3,273	468,386
Conzzeta AG	91	81,536
Feintool International Holding AG (a)(c)	2,120	108,064
GAM Holding AG (c)	85,593	196,379
Gurit Holding AG	226	329,144
Huber + Suhner AG	6,040	424,531
Implenia AG	7,941	292,984
Ina Invest Holding AG (c)	1,587	35,172
Inficon Holding AG	880	682,602
Interroll Holding AG	375	756,688
Intershop Holding AG	243	145,408
Kardex Holding AG	3,819	696,452
Komax Holding AG (a)(c)	2,124	344,753
LEM Holding SA	263	388,581
Leonteq AG	3,506	147,078
Medartis Holding AG (c)(d)	2,832	121,045
Metall Zug AG Class B	119	177,706
Meyer Burger Technology AG (a)(c)	51,022	14,926
Mobilezone Holding AG	17,654	153,335
Mobimo Holding AG	2,915	842,921
Orior AG	5,537	455,208
Phoenix Mecano AG	430	173,125
Rieter Holding AG (a)	1,410	129,907
Schweiter Technologies AG	520	639,882
Schweizerische Nationalbank (a)	44	220,569
Sensirion Holding AG (c)(d)	3,871	185,267
Siegfried Holding AG	1,075	487,837
Swissquote Group Holding SA	5,312	453,528
u-blox Holding AG (a)	3,545	242,432
Valiant Holding AG	6,381	595,977
Valora Holding AG (a)(c)	4,383	838,161
Vetropack Holding AG (c)	5,775	319,360
V-ZUG Holding AG (c)	1,190	97,958
Security Description	Shares	Value
Ypsomed Holding AG (a)	1,777	$251,674
Zehnder Group AG	2,472	97,049
Zur Rose Group AG (c)	2,489	679,021
		16,055,562
UNITED ARAB EMIRATES — 0.0% (e)
Borr Drilling, Ltd. (a)(c)	33,690	37,018
UNITED KINGDOM — 7.7%
888 Holdings PLC	156,401	337,413
A.G. Barr PLC	44,374	247,551
AA PLC (a)	329,624	93,064
Adaptimmune Therapeutics PLC ADR (c)	47,990	480,380
AJ Bell PLC	77,524	370,223
Allied Minds PLC	96,717	39,556
Amigo Holdings PLC (a)(d)	75,585	5,426
Anglo Pacific Group PLC	119,197	197,944
AO World PLC (a)(c)	79,139	140,809
Arrow Global Group PLC (a)	85,206	93,594
Ascential PLC (d)	133,925	479,224
Assura PLC REIT	1,374,252	1,332,951
Aston Martin Lagonda Global Holdings PLC (a)(c)(d)	350,081	213,685
Autolus Therapeutics PLC (a)(c)	11,268	180,626
Avon Rubber PLC	15,900	628,674
Balfour Beatty PLC	200,660	646,616
Biffa PLC (d)	135,114	335,563
Big Yellow Group PLC REIT	73,544	912,345
BMO Commercial Property Trust (c)	270,268	210,384
Bodycote PLC	41,756	323,751
Brewin Dolphin Holdings PLC	157,576	507,196
Cairn Energy PLC (c)	325,855	474,294
Capital & Counties Properties PLC REIT	285,051	514,578
Capital & Regional PLC REIT	3,755	3,944
Card Factory PLC	192,166	118,720
Chemring Group PLC	97,133	290,443
Civitas Social Housing PLC REIT	124,994	169,269
Clarkson PLC	11,656	323,329
CMC Markets PLC (d)	35,822	118,179
Coats Group PLC	551,565	381,648
Costain Group PLC (a)	50,837	44,598
Countryside Properties PLC (d)	106,160	434,177
Cranswick PLC	23,414	1,046,700
Crest Nicholson Holdings PLC	129,885	317,281
Devro PLC	148,188	276,849
Dixons Carphone PLC	389,013	431,877
Domino's Pizza Group PLC	250,525	960,221
Drax Group PLC	199,958	635,459
Elementis PLC	252,217	200,696
Empiric Student Property PLC REIT	348,680	249,450
Endava PLC ADR (a)(c)	1,928	93,122
EnQuest PLC (a)(c)	681,744	120,963
Equiniti Group PLC (d)	190,818	342,817

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Essentra PLC	147,294	$529,610
FDM Group Holdings PLC	37,780	421,996
Firstgroup PLC (c)	500,771	311,542
Forterra PLC (d)	97,749	242,765
Frasers Group PLC (c)	75,129	283,687
Funding Circle Holdings PLC (a)(c)(d)	98,287	83,067
Future PLC (a)	39,426	621,601
Galliford Try Holdings PLC	52,909	77,364
Games Workshop Group PLC	11,681	1,156,809
Gamesys Group PLC (c)	39,313	417,261
Genel Energy PLC (a)	104,475	167,042
Go-Ahead Group PLC	16,817	172,882
GoCo. Group PLC	160,189	190,804
Grainger PLC	233,224	824,171
Gulf Keystone Petroleum, Ltd.	152,949	169,141
Gym Group PLC (a)(d)	59,803	112,317
Halfords Group PLC	82,381	154,721
Hammerson PLC REIT (a)	314,345	311,734
Hastings Group Holdings PLC (d)	86,130	205,182
Helical PLC	39,375	150,334
Hill & Smith Holdings PLC	35,277	542,238
Hunting PLC	62,120	163,182
Hyve Group PLC	56,733	69,398
Ibstock PLC (d)	198,352	440,661
Indivior PLC (c)	296,412	303,985
IntegraFin Holdings PLC	104,323	590,369
International Personal Finance PLC	103,686	67,004
Intu Properties PLC REIT (a)(c)	404,524	—
Intu Properties PLC REIT (b)	0	—
J D Wetherspoon PLC	76,736	953,839
John Menzies PLC	58,426	90,095
Johnston Press PLC (b)(c)	358	—
Jupiter Fund Management PLC	138,699	439,067
Just Group PLC (c)	448,945	291,226
Kainos Group PLC	35,069	324,551
Keller Group PLC	53,501	419,111
Kier Group PLC (c)	81,330	98,029
Lancashire Holdings, Ltd.	95,978	959,397
Lb-shell PLC (b)(c)	571	—
Lookers PLC	124,707	32,358
Luxfer Holdings PLC	8,457	119,667
LXI REIT PLC	195,612	272,636
Marshalls PLC	96,615	735,366
Marston's PLC	205,105	134,697
McCarthy & Stone PLC (d)	253,738	222,598
Metro Bank PLC (a)(c)	70,492	91,411
Mitchells & Butlers PLC (c)	101,837	236,560
Mitie Group PLC	110,596	113,832
Morgan Advanced Materials PLC	170,531	507,807
Morgan Sindall Group PLC	22,159	337,318
N Brown Group PLC	54,477	23,492
NCC Group PLC	34,600	75,842
NewRiver REIT PLC	216,795	168,224
NuCana PLC ADR (a)(c)	7,246	39,128
Security Description	Shares	Value
On the Beach Group PLC (d)	71,587	$260,494
OneSavings Bank PLC	146,752	481,241
Orchard Therapeutics PLC ADR (c)	28,398	170,388
Oxford Biomedica PLC (c)	32,144	278,417
Pagegroup PLC	90,027	420,700
Paragon Banking Group PLC	124,669	539,144
Pendragon PLC (c)	622,142	69,185
Petrofac, Ltd.	90,724	199,872
Petropavlovsk PLC (a)(c)	403,686	125,197
Pets at Home Group PLC	288,582	852,207
Photo-Me International PLC	100,251	67,881
Picton Property Income, Ltd. REIT (c)	166,694	139,852
Playtech PLC	105,092	365,533
Polypipe Group PLC	105,513	563,859
Premier Oil PLC (c)	339,118	215,960
Primary Health Properties PLC REIT	437,798	847,118
Provident Financial PLC	103,544	225,429
PZ Cussons PLC	184,928	422,263
QinetiQ Group PLC	263,203	967,186
Rathbone Brothers PLC	23,760	416,882
RDI REIT PLC	111,327	113,483
Redde Northgate PLC	46,413	95,198
Regional REIT, Ltd. (d)	168,425	147,755
Renewi PLC	276,625	89,551
Restaurant Group PLC	194,869	135,680
RPS Group PLC	60,766	36,565
Sabre Insurance Group PLC (d)	111,224	362,811
Safestore Holdings PLC REIT	106,543	955,740
Saga PLC	534,583	101,920
Sanne Group PLC	73,976	575,850
Savills PLC	53,428	544,629
Schroder Real Estate Investment Trust, Ltd.	536,116	200,384
Senior PLC	401,690	346,685
SIG (c)	62,781	388
SIG PLC	251,127	94,639
Spire Healthcare Group PLC (d)	95,125	100,024
Spirent Communications PLC	277,207	825,466
St Modwen Properties PLC	114,892	490,474
Stagecoach Group PLC	256,746	188,755
SThree PLC	19,411	64,757
Stobart Group, Ltd. (a)	164,386	70,278
Superdry PLC	22,923	40,021
SVG Capital PLC (b)	0	—
SVG Capital PLC (c)	16,733	—
Synthomer PLC	40,592	139,633
TalkTalk Telecom Group PLC	377,282	399,274
Telecom Plus PLC	31,593	555,877
Triple Point Social Housing REIT PLC (d)	169,441	205,174
Tyman PLC (a)	110,024	258,025
U & I Group PLC	79,737	77,341
UK Commercial Property REIT, Ltd.	154,124	113,881

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Ultra Electronics Holdings PLC	35,980	$888,249
Vectura Group PLC	147,525	176,996
Vesuvius PLC	82,015	392,785
Victrex PLC	26,410	637,960
Virgin Money UK PLC (c)	362,657	413,236
Vistry Group PLC	101,222	888,620
William Hill PLC	348,403	489,894
Workspace Group PLC REIT	19,015	153,539
		49,793,052
UNITED STATES — 1.1%
Alacer Gold Corp. (c)	211,644	1,449,808
Argonaut Gold, Inc. (c)	37,483	70,453
Avadel Pharmaceuticals PLC ADR (a)(c)	18,542	149,819
Civeo Corp. (c)	92,202	56,842
Constellium SE (c)	67,041	514,875
DHT Holdings, Inc.	58,364	299,407
Energy Fuels, Inc. (a)(c)	33,288	49,859
Ferroglobe Representation & Warranty Insurance Trust (b)(c)	19,857	—
Hudson, Ltd. Class A (c)	18,054	87,923
IMAX Corp. (c)	33,973	380,837
MeiraGTx Holdings PLC (c)	6,548	81,981
Myovant Sciences, Ltd. (c)	14,326	295,402
Nabriva Therapeutics PLC (a)(c)	28,222	19,039
New Pride Corp. (b)(c)	8,992	2,680
Nordic American Tankers, Ltd. (a)	91,443	371,259
Ormat Technologies, Inc.	1	50
Oxford Immunotec Global PLC (c)	17,573	228,449
Primo Water Corp.	73,906	1,010,917
Reliance Worldwide Corp., Ltd.	284,435	575,750
Sims, Ltd.	84,052	458,907
Stratasys, Ltd. (c)	29,916	474,468
TI Fluid Systems PLC (d)	85,312	195,433
Viemed Healthcare, Inc. (a)(c)	10,744	102,628
		6,876,786
TOTAL COMMON STOCKS (Cost $753,748,445)		646,349,374

RIGHTS — 0.0% (e)
AUSTRALIA — 0.0% (e)
Super Retail Group, Ltd. (expiring 07/03/20) (b) (c)	7,728	—
CANADA — 0.0% (e)
Pan American Silver Corp. (CVR) (expiring 02/22/29) (c)	180,773	123,609
FINLAND — 0.0% (e)
Finnair OYJ (expiring 7/1/20) (a) (c)	27,000	65,502
GERMANY — 0.0% (e)
SLM Solutions Group AG (expiring 07/10/20) (c)	4,788	—
Security Description	Shares	Value
SOUTH KOREA — 0.0% (e)
CJ CGV Co., Ltd. (expiring 07/21/20) (c)	287	$764
Jeju Air Co. Ltd., (expiring 08/06/20) (c)	1,921	4,871
Korean Air Lines Co., Ltd. (expiring 7/10/20) (c)	8,736	12,528
		18,163
TOTAL RIGHTS (Cost $370,591)		207,274
WARRANTS — 0.0% (e)
FRANCE — 0.0% (e)
CGG SA (expiring 02/21/22) (c)	533	72
CGG SA (expiring 02/21/23) (c)	1,729	98
		170
SINGAPORE — 0.0% (e)
Ezion Holdings, Ltd. (expiring 04/16/23) (a) (c)	389,064	—
TOTAL WARRANTS (Cost $0)		170
SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (g) (h)	31,849	31,862
State Street Navigator Securities Lending Portfolio II (i) (j)	43,610,636	43,610,636
TOTAL SHORT-TERM INVESTMENTS (Cost $43,642,498)		43,642,498
TOTAL INVESTMENTS — 106.1% (Cost $797,761,534)		690,199,316
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.1)%		(39,744,284)
NET ASSETS — 100.0%		$650,455,032
(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2020, total aggregate fair value of the security is $280,576, representing less than 0.05% of the Fund's net assets.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.2% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

(h)	The rate shown is the annualized seven-day yield at June 30, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

ADR	American Depositary Receipt
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$644,992,076	$1,076,722	$280,576	$646,349,374
Rights	136,137	71,137	—	207,274
Warrants	170	—	—	170
Short-Term Investments	43,642,498	—	—	43,642,498
TOTAL INVESTMENTS	$688,770,881	$1,147,859	$280,576	$690,199,316
Sector Breakdown as of June 30, 2020

% of Net Assets
Industrials	20.4%
Consumer Discretionary	13.6
Information Technology	12.0
Materials	11.5
Health Care	9.3
Financials	9.0
Real Estate	8.8
Consumer Staples	6.5
Communication Services	3.9
Energy	2.4
Utilities	2.0
Short-Term Investments	6.7
Liabilities in Excess of Other Assets	(6.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,808,634	$2,808,915	$33,076,473	$35,853,028	$(498)	$—	31,849	$31,862	$17,822
State Street Navigator Securities Lending Portfolio II	—	—	131,153,256	87,542,620	—	—	43,610,636	43,610,636	961,462
State Street Navigator Securities Lending Portfolio III	65,464,495	65,464,495	8,767,009	74,231,504	—	—	—	—	157,516
Total		$68,273,410	$172,996,738	$197,627,152	$(498)	$—		$43,642,498	$1,136,800
See accompanying notes to schedule of investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 10.4%
BWP Trust REIT	1,104,379	$2,912,197
Charter Hall Retail REIT	1,056,386	2,436,528
Dexus REIT	2,397,133	15,183,918
Goodman Group REIT	3,575,972	36,561,538
GPT Group REIT	4,285,989	12,305,266
National Storage REIT (a)	2,158,935	2,742,457
Scentre Group REIT	11,402,538	17,035,903
Shopping Centres Australasia Property Group REIT	2,361,485	3,544,423
Vicinity Centres REIT	8,552,873	8,420,773
		101,143,003
AUSTRIA — 0.6%
CA Immobilien Anlagen AG	161,161	5,366,887
BELGIUM — 2.2%
Aedifica SA REIT	59,527	6,505,259
Cofinimmo SA REIT	53,906	7,410,650
Warehouses De Pauw CVA REIT	284,003	7,751,165
		21,667,074
BRAZIL — 0.7%
BR Malls Participacoes SA	1,914,197	3,514,079
BR Properties SA	443,800	720,969
Multiplan Empreendimentos Imobiliarios SA	593,940	2,217,486
		6,452,534
CANADA — 3.2%
Allied Properties Real Estate Investment Trust	132,942	3,998,021
Artis Real Estate Investment Trust	146,490	812,041
Boardwalk Real Estate Investment Trust	50,150	1,093,947
Canadian Apartment Properties REIT	183,136	6,533,464
Cominar Real Estate Investment Trust	195,372	1,173,379
Dream Industrial Real Estate Investment Trust	163,648	1,283,231
Dream Office Real Estate Investment Trust	60,074	905,080
First Capital Real Estate Investment Trust	235,714	2,402,137
Granite Real Estate Investment Trust	62,403	3,209,952
H&R Real Estate Investment Trust	309,668	2,219,060
InterRent Real Estate Investment Trust	145,364	1,529,417
RioCan Real Estate Investment Trust	342,625	3,863,965
SmartCentres Real Estate Investment Trust	156,233	2,398,555
		31,422,249
Security Description	Shares	Value
FRANCE — 5.0%
Covivio REIT	106,083	$7,684,989
Gecina SA REIT	120,458	14,882,165
Klepierre SA REIT (a)	451,882	9,001,067
Unibail-Rodamco-Westfield (a)(b)	1,311,383	3,647,664
Unibail-Rodamco-Westfield, REIT (a)(b)	233,205	13,138,118
		48,354,003
GERMANY — 8.4%
alstria office REIT-AG	347,699	5,178,270
Aroundtown SA (c)	2,632,472	15,073,058
Deutsche EuroShop AG (c)	110,300	1,554,737
Deutsche Wohnen SE	790,437	35,466,785
Grand City Properties SA	224,075	5,169,299
LEG Immobilien AG	150,653	19,120,269
		81,562,418
HONG KONG — 6.5%
Hang Lung Properties, Ltd.	4,147,755	9,825,595
Hysan Development Co., Ltd.	1,354,846	4,343,996
Link REIT	4,522,255	36,963,641
Wharf Real Estate Investment Co., Ltd. (a)	2,534,000	12,097,104
		63,230,336
JAPAN — 30.5%
Activia Properties, Inc. REIT	1,539	5,299,518
Advance Residence Investment Corp. REIT	3,049	9,086,096
Aeon Mall Co., Ltd.	225,940	2,994,802
AEON REIT Investment Corp.	3,302	3,501,402
Comforia Residential REIT, Inc.	1,348	4,023,321
Daiwa House REIT Investment Corp.	4,340	10,217,917
Daiwa Office Investment Corp. REIT	672	3,718,626
Daiwa Securities Living Investments Corp. REIT	4,519	4,205,474
Frontier Real Estate Investment Corp. REIT (a)	1,072	3,383,380
Fukuoka REIT Corp.	1,600	1,945,776
Global One Real Estate Investment Corp. REIT	2,122	1,962,975
GLP J-REIT	8,429	12,227,265
Hoshino Resorts REIT, Inc. (a)	487	2,099,041
Hulic Co., Ltd. (a)	1,097,390	10,293,912
Hulic Reit, Inc.	2,572	3,194,587
Ichigo Office REIT Investment Corp.	3,363	2,322,320
Industrial & Infrastructure Fund Investment Corp. REIT	4,126	6,639,233
Invesco Office J-Reit, Inc.	19,616	2,538,252
Invincible Investment Corp. REIT	13,439	3,461,740
Japan Excellent, Inc. REIT (a)	2,835	3,290,003

See accompanying notes to schedule of investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Japan Hotel REIT Investment Corp.	9,832	$4,055,466
Japan Logistics Fund, Inc. REIT	1,994	5,411,718
Japan Prime Realty Investment Corp. REIT (a)	2,103	6,159,781
Japan Real Estate Investment Corp. REIT	3,044	15,603,022
Japan Retail Fund Investment Corp. REIT	5,747	7,164,773
Kenedix Office Investment Corp. REIT	941	5,242,073
Kenedix Residential Next Investment Corp. REIT	2,097	3,617,293
Kenedix Retail REIT Corp.	1,179	2,192,218
LaSalle Logiport REIT	2,990	4,606,183
Leopalace21 Corp. (a)(c)	539,800	1,055,733
MCUBS MidCity Investment Corp. REIT (a)	3,931	2,849,369
Mirai Corp. REIT	3,667	1,293,316
Mitsubishi Estate Logistics REIT Investment Corp.	672	2,469,741
Mitsui Fudosan Co., Ltd.	2,151,900	38,087,343
Mitsui Fudosan Logistics Park, Inc. REIT	861	3,834,736
Mori Hills REIT Investment Corp.	3,496	4,413,544
Mori Trust Sogo Reit, Inc.	2,125	2,613,779
Nippon Accommodations Fund, Inc. REIT	1,066	6,165,676
Nippon Building Fund, Inc. REIT (a)	3,105	17,671,317
Nippon Prologis REIT, Inc.	5,418	16,472,207
NIPPON REIT Investment Corp. (a)	986	3,171,358
Nomura Real Estate Master Fund, Inc. REIT	10,356	12,421,249
Orix JREIT, Inc.	6,060	7,942,569
Premier Investment Corp. REIT	2,905	3,223,140
Sekisui House Reit, Inc.	8,942	5,735,611
Tokyu Fudosan Holdings Corp.	1,327,100	6,199,735
Tokyu REIT, Inc.	2,048	2,792,425
United Urban Investment Corp. REIT	6,845	7,347,185
		296,218,200
MALTA — 0.0% (d)
BGP Holdings PLC (e)	32,410,441	—
MEXICO — 0.5%
Fibra Uno Administracion SA de CV REIT	6,580,092	5,196,983
NETHERLANDS — 0.2%
Eurocommercial Properties NV REIT	90,679	1,161,046
Wereldhave NV REIT (a)	88,764	815,009
		1,976,055
NORWAY — 0.4%
Entra ASA (f)	314,255	4,000,260
Security Description	Shares	Value
PHILIPPINES — 1.6%
SM Prime Holdings, Inc.	24,810,200	$15,859,606
ROMANIA — 0.6%
NEPI Rockcastle PLC	1,044,380	5,335,204
SINGAPORE — 9.3%
Ascendas Real Estate Investment Trust	6,583,278	14,959,314
CapitaLand Commercial Trust REIT	6,267,129	7,592,164
CapitaLand Mall Trust REIT	6,236,547	8,762,146
CapitaLand, Ltd. (c)	5,541,097	11,598,153
ESR-REIT	4,500,700	1,274,346
Frasers Centrepoint Trust REIT	1,595,200	2,641,419
Frasers Logistics & Commercial Trust REIT	5,333,300	4,549,391
Keppel DC REIT	2,689,600	4,897,017
Keppel REIT (a)	4,242,253	3,345,026
Mapletree Commercial Trust REIT	4,717,271	6,526,170
Mapletree Industrial Trust REIT	3,333,200	6,857,306
Mapletree Logistics Trust REIT (a)	6,586,497	9,159,388
Mapletree North Asia Commercial Trust REIT	4,583,800	3,039,328
Suntec Real Estate Investment Trust	5,124,476	5,179,392
		90,380,560
SOUTH AFRICA — 0.8%
Growthpoint Properties, Ltd. REIT	6,661,829	5,118,585
Hyprop Investments, Ltd. REIT	595,153	766,934
Redefine Properties, Ltd. REIT	12,002,527	2,286,524
		8,172,043
SPAIN — 1.2%
Inmobiliaria Colonial Socimi SA REIT	537,564	4,733,518
Merlin Properties Socimi SA REIT	804,265	6,666,429
		11,399,947
SWEDEN — 3.6%
Castellum AB	563,964	10,535,754
Fabege AB	602,640	7,044,109
Hufvudstaden AB Class A	254,054	3,157,729
Klovern AB Class B	1,161,419	1,836,250
Kungsleden AB	394,625	2,939,573
Samhallsbyggnadsbolaget i Norden AB (a)	1,766,973	4,513,850
Wihlborgs Fastigheter AB	293,921	4,811,059
		34,838,324
SWITZERLAND — 2.6%
PSP Swiss Property AG	90,653	10,208,089
Swiss Prime Site AG	166,829	15,423,166
		25,631,255

See accompanying notes to schedule of investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
THAILAND — 0.5%
Central Pattana PCL NVDR	2,967,759	$4,681,008
UNITED KINGDOM — 10.6%
British Land Co. PLC REIT	2,071,309	9,889,176
Capital & Counties Properties PLC REIT	1,882,942	3,399,110
Derwent London PLC REIT	233,485	8,008,599
Grainger PLC	1,487,755	5,257,455
Great Portland Estates PLC REIT	559,543	4,369,469
Hammerson PLC REIT (a)	1,697,763	1,683,660
Land Securities Group PLC REIT	1,652,939	11,294,320
LondonMetric Property PLC REIT	1,998,426	5,200,254
Primary Health Properties PLC REIT	2,671,782	5,169,766
Segro PLC REIT	2,616,846	28,938,720
Shaftesbury PLC REIT	487,654	3,178,428
Tritax Big Box REIT PLC	3,746,525	6,712,353
UNITE Group PLC REIT	874,469	10,156,648
		103,257,958
TOTAL COMMON STOCKS (Cost $1,182,156,045)		966,145,907

SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (g) (h)	70,714	70,743
State Street Navigator Securities Lending Portfolio II (i) (j)	41,603,694	41,603,694
TOTAL SHORT-TERM INVESTMENTS (Cost $41,674,437)		41,674,437
TOTAL INVESTMENTS — 103.7% (Cost $1,223,830,482)		1,007,820,344
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(36,305,901)
NET ASSETS — 100.0%		$971,514,443

(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2020, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$966,145,907	$—	$0(a)	$966,145,907
Short-Term Investments	41,674,437	—	—	41,674,437
TOTAL INVESTMENTS	$1,007,820,344	$—	$0	$1,007,820,344
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2020.
See accompanying notes to schedule of investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Sector Breakdown as of June 30, 2020

% of Net Assets
Real Estate	99.4%
Short-Term Investments	4.3
Liabilities in Excess of Other Assets	(3.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,617,248	$1,617,410	$153,923,432	$155,466,292	$(3,807)	$—	70,714	$70,743	$24,463
State Street Navigator Securities Lending Portfolio II	—	—	241,242,704	199,639,010	—	—	41,603,694	41,603,694	230,265
State Street Navigator Securities Lending Portfolio III	6,903,374	6,903,374	1,765,232	8,668,606	—	—	—	—	14,033
Total		$8,520,784	$396,931,368	$363,773,908	$(3,807)	$—		$41,674,437	$268,761
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 10.7%
Atlas Arteria, Ltd. Stapled Security	1,500,432	$6,838,773
Qube Holdings, Ltd.	3,000,728	6,012,063
Sydney Airport Stapled Security	1,773,328	6,922,708
Transurban Group Stapled Security	1,658,485	16,134,578
		35,908,122
BRAZIL — 0.5%
Centrais Eletricas Brasileiras SA ADR (a)	1,866	10,580
Cia de Saneamento Basico do Estado de Sao Paulo ADR	53,846	565,921
Cia Energetica de Minas Gerais ADR (a)	152,898	313,441
Ultrapar Participacoes SA ADR (a)	240,353	814,797
		1,704,739
CANADA — 11.1%
Enbridge, Inc. (b)	527,578	15,990,029
Enbridge, Inc. (b)	20,995	638,668
Gibson Energy, Inc.	46,320	718,606
Inter Pipeline, Ltd. (a)	135,969	1,261,856
Keyera Corp. (a)	69,967	1,061,834
Pembina Pipeline Corp. (a)	165,489	4,123,860
TC Energy Corp.	297,921	12,686,797
Westshore Terminals Investment Corp. (a)	68,966	846,125
		37,327,775
CHILE — 0.3%
Enel Americas SA ADR	115,022	863,815
CHINA — 3.7%
Beijing Capital International Airport Co., Ltd. Class H	2,522,000	1,578,192
Beijing Enterprises Water Group, Ltd.	906,000	353,027
CGN Power Co., Ltd. Class H (c)	1,530,000	315,853
China Merchants Port Holdings Co., Ltd.	2,022,074	2,389,822
China Resources Gas Group, Ltd.	128,000	623,448
China Resources Power Holdings Co., Ltd.	268,000	315,011
COSCO SHIPPING Ports, Ltd.	2,632,859	1,413,169
Hainan Meilan International Airport Co., Ltd. Class H (d)	203,000	284,445
Jiangsu Expressway Co., Ltd. Class H	1,884,000	2,207,191
Kunlun Energy Co., Ltd.	600,000	388,623
Shenzhen Expressway Co., Ltd. Class H	1,072,000	1,084,386
Zhejiang Expressway Co., Ltd. Class H	2,212,000	1,564,007
		12,517,174
FRANCE — 5.7%
Aeroports de Paris	52,308	5,369,725
Engie SA	291,328	3,599,256
Security Description	Shares	Value
Gaztransport Et Technigaz SA	240	$18,303
Getlink SE	695,936	10,036,264
		19,023,548
GERMANY — 2.0%
E.ON SE	330,154	3,713,687
Fraport AG Frankfurt Airport Services Worldwide (a)(d)	59,167	2,579,722
Hamburger Hafen und Logistik AG	33,657	570,052
		6,863,461
HONG KONG — 1.5%
China Gas Holdings, Ltd.	314,400	969,513
Guangdong Investment, Ltd.	434,000	744,757
Hutchison Port Holdings Trust Stapled Security	320,400	30,758
Shenzhen International Holdings, Ltd.	1,467,205	2,336,033
Yuexiu Transport Infrastructure, Ltd.	1,316,000	918,600
		4,999,661
ITALY — 8.1%
ASTM SpA	119,132	2,721,555
Atlantia SpA (a)(d)	753,264	12,098,207
Enav SpA (c)	407,874	1,837,912
Enel SpA	1,215,552	10,482,369
		27,140,043
LUXEMBOURG — 0.0% (e)
Corp. America Airports SA (a)(d)	1,710	3,728
MEXICO — 3.1%
Grupo Aeroportuario del Centro Norte SAB de CV ADR (a)	68,896	2,559,486
Grupo Aeroportuario del Pacifico SAB de CV ADR (a)	60,326	4,332,613
Grupo Aeroportuario del Sureste SAB de CV ADR	32,344	3,631,908
		10,524,007
NETHERLANDS — 0.3%
Koninklijke Vopak NV	21,071	1,114,190
NEW ZEALAND — 2.4%
Auckland International Airport, Ltd.	1,895,686	8,017,686
SINGAPORE — 0.2%
SIA Engineering Co., Ltd.	394,100	556,523
SPAIN — 8.0%
Aena SME SA (c)(d)	117,726	15,694,984
Iberdrola SA	954,710	11,065,956
		26,760,940
SWITZERLAND — 1.2%
Flughafen Zurich AG	30,488	3,960,818
UNITED KINGDOM — 3.1%
National Grid PLC	590,985	7,223,350
Signature Aviation PLC	1,165,329	3,339,085
		10,562,435

See accompanying notes to schedule of investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
UNITED STATES — 37.4%
American Electric Power Co., Inc.	78,016	$6,213,194
American Water Works Co., Inc.	28,469	3,662,821
Cheniere Energy, Inc. (d)	72,748	3,515,183
Consolidated Edison, Inc.	52,569	3,781,288
Dominion Energy, Inc.	132,056	10,720,306
DTE Energy Co.	1,260	135,450
Duke Energy Corp.	115,629	9,237,601
Edison International	2,460	133,603
Equitrans Midstream Corp.	126,601	1,052,054
Eversource Energy	52,887	4,403,900
Exelon Corp.	153,425	5,567,793
FirstEnergy Corp.	85,259	3,306,344
Kinder Morgan, Inc.	616,627	9,354,232
Macquarie Infrastructure Corp.	125,037	3,837,385
NextEra Energy, Inc.	71,180	17,095,301
ONEOK, Inc.	139,127	4,621,799
PPL Corp.	115,800	2,992,272
Public Service Enterprise Group, Inc.	79,641	3,915,152
Sempra Energy	45,951	5,386,836
Southern Co.	166,182	8,616,537
Targa Resources Corp.	73,869	1,482,551
WEC Energy Group, Inc.	49,700	4,356,205
Williams Cos., Inc.	384,580	7,314,712
Xcel Energy, Inc.	82,660	5,166,250
		125,868,769
TOTAL COMMON STOCKS (Cost $376,699,962)		333,717,434

SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (f) (g)	1,014,008	1,014,414
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	8,667,577	$8,667,577
TOTAL SHORT-TERM INVESTMENTS (Cost $9,681,996)		9,681,991
TOTAL INVESTMENTS — 102.2% (Cost $386,381,958)		343,399,425
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(7,327,513)
NET ASSETS — 100.0%		$336,071,912
(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.3% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Non-income producing security.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$333,717,434	$—	$—	$333,717,434
Short-Term Investments	9,681,991	—	—	9,681,991
TOTAL INVESTMENTS	$343,399,425	$—	$—	$343,399,425
Sector Breakdown as of June 30, 2020

% of Net Assets
Utilities	40.5%
Industrials	39.2
Energy	19.6
Short-Term Investments	2.9
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	912,789	$912,880	$15,496,859	$15,394,192	$(1,128)	$(5)	1,014,008	$1,014,414	$6,714
State Street Navigator Securities Lending Portfolio II	—	—	48,456,025	39,788,448	—	—	8,667,577	8,667,577	16,495
State Street Navigator Securities Lending Portfolio III	1,828,735	1,828,735	327,469	2,156,204	—	—	—	—	386
Total		$2,741,615	$64,280,353	$57,338,844	$(1,128)	$(5)		$9,681,991	$23,595
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 9.7%
BHP Group, Ltd.	2,042,562	$50,373,801
Fortescue Metals Group, Ltd.	1,190,321	11,350,572
Newcrest Mining, Ltd.	557,964	12,112,507
Rio Tinto, Ltd.	257,358	17,357,627
South32, Ltd.	3,566,208	5,008,881
Woodside Petroleum, Ltd.	378,253	5,638,248
		101,841,636
BRAZIL — 2.6%
Petroleo Brasileiro SA ADR	525,785	4,348,242
Vale SA ADR	2,197,896	22,660,308
		27,008,550
CANADA — 13.9%
Agnico Eagle Mines, Ltd.	166,872	10,650,648
Barrick Gold Corp. (a)	394,166	10,571,868
Barrick Gold Corp. (a)	838,027	22,576,447
Canadian Natural Resources, Ltd.	480,275	8,304,314
Franco-Nevada Corp. (b)	130,562	18,179,944
Imperial Oil, Ltd. (b)	93,100	1,492,881
Kirkland Lake Gold, Ltd.	185,834	7,627,108
Nutrien, Ltd. (a)(b)	100,722	3,225,766
Nutrien, Ltd. (a)	1,106,756	35,526,867
Suncor Energy, Inc.	623,158	10,472,898
Teck Resources, Ltd. Class B	334,405	3,491,365
Wheaton Precious Metals Corp. (b)	310,132	13,596,169
		145,716,275
CHILE — 0.9%
Antofagasta PLC	237,292	2,749,026
Sociedad Quimica y Minera de Chile SA ADR (b)	233,019	6,074,805
		8,823,831
CHINA — 0.7%
CNOOC, Ltd.	6,270,000	6,973,453
COLOMBIA — 0.1%
Ecopetrol SA ADR (b)	95,315	1,060,856
FINLAND — 5.2%
Neste Oyj	173,531	6,784,516
Stora Enso Oyj Class R	1,291,206	15,415,818
UPM-Kymmene Oyj	1,121,641	32,401,313
		54,601,647
FRANCE — 3.7%
TOTAL SA	1,019,615	38,907,512
GERMANY — 0.4%
K+S AG	400,265	2,527,413
Thyssenkrupp AG (c)	278,280	1,973,442
		4,500,855
Security Description	Shares	Value
HONG KONG — 0.3%
Nine Dragons Paper Holdings, Ltd.	3,596,000	$3,252,451
IRELAND — 1.6%
Smurfit Kappa Group PLC	498,286	16,655,182
ISRAEL — 0.4%
ICL Group, Ltd.	1,447,883	4,292,255
ITALY — 0.9%
Eni SpA	1,024,403	9,768,240
JAPAN — 2.3%
JFE Holdings, Inc.	399,600	2,859,445
Nippon Steel Corp.	658,700	6,188,001
Oji Holdings Corp.	2,133,600	9,908,083
Sumitomo Metal Mining Co., Ltd.	190,400	5,310,410
		24,265,939
LUXEMBOURG — 0.5%
ArcelorMittal SA (c)	494,763	5,206,844
NETHERLANDS — 2.7%
OCI NV (b)(c)	132,208	1,377,982
Royal Dutch Shell PLC Class A	1,688,637	26,853,009
		28,230,991
NORWAY — 2.1%
Equinor ASA	443,886	6,285,356
Norsk Hydro ASA (c)	939,051	2,586,357
Yara International ASA	371,256	12,849,837
		21,721,550
PERU — 0.2%
Southern Copper Corp. (b)	58,509	2,326,903
RUSSIA — 4.9%
Evraz PLC	372,964	1,329,047
Gazprom PJSC ADR (a)	2,349,850	12,679,790
Gazprom PJSC ADR (a)(b)	8,411	45,588
LUKOIL PJSC ADR	164,799	12,237,974
MMC Norilsk Nickel PJSC ADR	418,132	10,950,877
Novatek PJSC GDR	38,923	5,534,851
Novolipetsk Steel PJSC GDR	78,298	1,556,564
Rosneft Oil Co. PJSC GDR	450,493	2,265,079
Tatneft PJSC ADR (a)(c)	103,848	4,851,778
Tatneft PJSC ADR (a)(b)(c)	998	46,998
		51,498,546
SINGAPORE — 1.8%
Wilmar International, Ltd.	6,404,419	18,776,441
SOUTH AFRICA — 2.1%
Anglo American PLC	959,171	22,155,237
SOUTH KOREA — 0.9%
Korea Zinc Co., Ltd.	8,878	2,472,569
POSCO ADR	195,359	7,236,098
		9,708,667

See accompanying notes to schedule of investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
SPAIN — 0.5%
Repsol SA	561,156	$4,907,223
SWEDEN — 1.5%
Svenska Cellulosa AB SCA Class B (c)	1,277,279	15,190,279
SWITZERLAND — 1.5%
Glencore PLC	7,572,871	16,021,131
UNITED KINGDOM — 7.4%
Amcor PLC (a)	756,052	7,537,445
Amcor PLC (a)	776,216	7,925,165
BP PLC	8,168,333	31,005,073
DS Smith PLC	2,892,293	11,728,946
Mondi PLC	1,023,677	19,105,649
		77,302,278
UNITED STATES — 30.7%
Archer-Daniels-Midland Co.	521,508	20,808,169
Avery Dennison Corp.	78,388	8,943,287
Bunge, Ltd.	132,539	5,451,329
CF Industries Holdings, Inc.	202,890	5,709,325
Chevron Corp.	430,870	38,446,530
ConocoPhillips	250,169	10,512,101
Corteva, Inc. (c)	701,309	18,788,068
EOG Resources, Inc.	132,317	6,703,179
Exxon Mobil Corp.	965,404	43,172,867
FMC Corp.	121,199	12,073,844
Freeport-McMoRan, Inc.	1,006,312	11,643,030
Halliburton Co.	198,459	2,575,998
Ingredion, Inc.	62,316	5,172,228
International Paper Co.	366,793	12,914,781
Marathon Petroleum Corp.	148,134	5,537,249
Mosaic Co.	329,613	4,123,459
Newmont Corp. (a)	318,365	19,655,855
Newmont Corp. (a)	249,884	15,389,332
Nucor Corp.	210,355	8,710,801
Occidental Petroleum Corp.	205,378	3,758,417
Packaging Corp. of America	88,594	8,841,681
Phillips 66	100,881	7,253,344
Pioneer Natural Resources Co.	38,110	3,723,347
Rayonier, Inc. REIT	128,427	3,183,705
Schlumberger, Ltd.	315,627	5,804,381
Sealed Air Corp.	144,733	4,754,479
Valero Energy Corp.	93,395	5,493,494
Westrock Co.	240,615	6,799,780
Security Description	Shares	Value
Weyerhaeuser Co. REIT	695,776	$15,627,129
		321,571,189
TOTAL COMMON STOCKS (Cost $1,248,502,650)		1,042,285,961

RIGHTS — 0.1%
SPAIN — 0.1%
Repsol SA (expiring 7/9/20) (b) (c) (Cost: $321,020)	578,721	281,641
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (d) (e)	155,706	155,768
State Street Navigator Securities Lending Portfolio II (f) (g)	18,981,700	18,981,700
TOTAL SHORT-TERM INVESTMENTS (Cost $19,137,468)		19,137,468
TOTAL INVESTMENTS — 101.4% (Cost $1,267,961,138)		1,061,705,070
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(14,349,972)
NET ASSETS — 100.0%		$1,047,355,098
(a)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,042,285,961	$—	$—	$1,042,285,961
Rights	281,641	—	—	281,641
Short-Term Investments	19,137,468	—	—	19,137,468
TOTAL INVESTMENTS	$1,061,705,070	$—	$—	$1,061,705,070
Industry Breakdown as of June 30, 2020

% of Net Assets
Metals & Mining	33.6%
Oil, Gas & Consumable Fuels	31.2
Chemicals	10.1
Containers & Packaging	8.2
Paper & Forest Products	7.6
Food Products	4.8
Equity Real Estate Investment Trusts (REITs)	1.8
Household Products	1.5
Energy Equipment & Services	0.8
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$52,884,110	$52,725,484	$(2,858)	$—	155,706	$155,768	$20,338
State Street Navigator Securities Lending Portfolio II	—	—	259,982,542	241,000,842	—	—	18,981,700	18,981,700	99,748
State Street Navigator Securities Lending Portfolio III	30,153,220	30,153,220	5,773,322	35,926,542	—	—	—	—	5,729
Total		$30,153,220	$318,639,974	$329,652,868	$(2,858)	$—		$19,137,468	$125,815
See accompanying notes to schedule of investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CANADA — 36.3%
Agnico Eagle Mines, Ltd.	225,744	$14,408,169
Barrick Gold Corp.	1,543,567	41,399,782
Cameco Corp.	225,976	2,309,534
Canadian Natural Resources, Ltd.	674,121	11,656,057
Cenovus Energy, Inc.	582,155	2,714,159
First Quantum Minerals, Ltd.	644,382	5,119,099
Franco-Nevada Corp.	169,009	23,533,449
Imperial Oil, Ltd.	129,872	2,082,529
Kinross Gold Corp. (a)	1,175,565	8,458,544
Kirkland Lake Gold, Ltd.	241,012	9,891,755
Lundin Mining Corp.	597,660	3,194,541
Nutrien, Ltd.	617,983	19,791,790
Suncor Energy, Inc.	870,615	14,631,701
Teck Resources, Ltd. Class B	435,324	4,545,013
Wheaton Precious Metals Corp. (b)	419,011	18,369,418
		182,105,540
UNITED STATES — 63.5%
Apache Corp.	215,447	2,908,535
Archer-Daniels-Midland Co.	565,462	22,561,934
Bunge, Ltd.	154,157	6,340,477
CF Industries Holdings, Inc.	231,891	6,525,413
Chevron Corp.	546,727	48,784,450
Concho Resources, Inc.	112,293	5,783,090
ConocoPhillips	540,744	22,722,063
Continental Resources, Inc.	47,963	840,791
Corteva, Inc. (a)	811,678	21,744,854
Devon Energy Corp.	218,444	2,477,155
Diamondback Energy, Inc.	90,107	3,768,275
EOG Resources, Inc.	332,284	16,833,507
Exxon Mobil Corp.	1,077,674	48,193,581
FMC Corp.	140,430	13,989,637
Freeport-McMoRan, Inc.	1,357,234	15,703,197
Hess Corp.	149,041	7,721,814
Marathon Oil Corp.	451,108	2,760,781
Mosaic Co.	378,199	4,731,269
Newmont Corp. (c)	669,912	41,360,367
Security Description	Shares	Value
Newmont Corp. (c)	26,835	$1,652,658
Noble Energy, Inc.	273,868	2,453,857
Occidental Petroleum Corp.	513,753	9,401,680
Pioneer Natural Resources Co.	94,122	9,195,719
		318,455,104
TOTAL COMMON STOCKS (Cost $566,779,676)		500,560,644

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (d) (e)	346,847	346,986
State Street Navigator Securities Lending Portfolio II (f) (g)	1,314,131	1,314,131
TOTAL SHORT-TERM INVESTMENTS (Cost $1,661,117)		1,661,117
TOTAL INVESTMENTS — 100.1% (Cost $568,440,793)		502,221,761
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(477,148)
NET ASSETS — 100.0%		$501,744,613
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$500,560,644	$—	$—	$500,560,644
Short-Term Investments	1,661,117	—	—	1,661,117
TOTAL INVESTMENTS	$502,221,761	$—	$—	$502,221,761
Industry Breakdown as of June 30, 2020

% of Net Assets
Oil, Gas & Consumable Fuels	43.4%
Metals & Mining	37.4
Chemicals	13.2
See accompanying notes to schedule of investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

% of Net Assets
Food Products	5.8%
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	236,062	$236,086	$23,418,004	$23,305,559	$(1,545)	$—	346,847	$346,986	$12,231
State Street Navigator Securities Lending Portfolio II	—	—	41,303,490	39,989,359	—	—	1,314,131	1,314,131	9,752
State Street Navigator Securities Lending Portfolio III	494,725	494,725	1,861,097	2,355,822	—	—	—	—	452
Total		$730,811	$66,582,591	$65,650,740	$(1,545)	$—		$1,661,117	$22,435
See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
ARGENTINA — 0.0% (a)
Globant SA (b)	2,610	$391,109
AUSTRALIA — 4.5%
Afterpay, Ltd. (b)	11,221	471,188
AMP, Ltd. (b)	228,427	291,740
Aristocrat Leisure, Ltd.	15,135	265,721
Australia & New Zealand Banking Group, Ltd.	192,093	2,465,252
BHP Group PLC	124,251	2,539,911
BHP Group, Ltd.	195,536	4,822,322
Brambles, Ltd.	156,188	1,168,910
Coca-Cola Amatil, Ltd.	128,866	768,352
Cochlear, Ltd.	614	79,868
Coles Group, Ltd.	81,038	957,994
Commonwealth Bank of Australia	117,704	5,625,741
CSL, Ltd.	29,428	5,814,957
Evolution Mining, Ltd.	60,001	234,232
Fortescue Metals Group, Ltd.	130,963	1,248,827
Goodman Group REIT	56,156	574,152
Insurance Australia Group, Ltd.	237,657	944,127
Lendlease Group Stapled Security	82,821	705,365
Macquarie Group, Ltd.	27,047	2,208,552
Medibank Pvt, Ltd.	188,561	388,174
National Australia Bank, Ltd.	185,290	2,324,365
Newcrest Mining, Ltd.	50,825	1,103,330
Northern Star Resources, Ltd.	34,607	318,328
Origin Energy, Ltd.	191,971	771,885
QBE Insurance Group, Ltd.	75,626	461,327
Rio Tinto, Ltd.	24,739	1,668,533
Santos, Ltd.	156,134	569,741
Scentre Group REIT	182,074	272,027
Sonic Healthcare, Ltd.	66,193	1,386,813
South32, Ltd. (c)(d)	139,495	194,664
South32, Ltd. (d)	249,425	350,327
Suncorp Group, Ltd.	156,916	997,178
Sydney Airport Stapled Security	64,165	250,487
Telstra Corp., Ltd.	275,295	593,262
Transurban Group Stapled Security	162,712	1,582,944
Vicinity Centres REIT	398,911	392,750
Wesfarmers, Ltd.	81,038	2,501,274
Westpac Banking Corp.	233,100	2,880,783
WiseTech Global, Ltd. (c)	3,048	40,607
Woodside Petroleum, Ltd.	63,427	945,444
Woolworths Group, Ltd.	101,973	2,617,369
		53,798,823
AUSTRIA — 0.2%
Erste Group Bank AG (b)	40,726	958,282
OMV AG	20,186	674,716
Raiffeisen Bank International AG	24,287	432,628
Security Description	Shares	Value
Verbund AG	655	$29,324
		2,094,950
BELGIUM — 0.6%
Ageas SA/NV	23,630	837,073
Anheuser-Busch InBev SA	49,479	2,437,681
Galapagos NV (b)	885	173,997
KBC Group NV	20,852	1,195,821
Solvay SA	10,117	809,721
UCB SA	12,980	1,503,042
Umicore SA	3,778	177,835
		7,135,170
BRAZIL — 1.4%
Ambev SA ADR (c)	402,854	1,063,535
B2W Cia Digital (b)	13,532	263,823
B3 SA - Brasil Bolsa Balcao	140,778	1,412,446
Banco Bradesco SA ADR	415,314	1,582,346
Banco do Brasil SA	58,346	341,630
BB Seguridade Participacoes SA	50,659	251,597
Braskem SA Class A, Preference Shares	31,513	133,265
BRF SA (b)	39,340	152,322
Centrais Eletricas Brasileiras SA (b)	9,153	51,676
Cia Energetica de Minas Gerais ADR (c)	162,387	332,893
Cia Siderurgica Nacional SA ADR (c)	124,448	243,918
Cielo SA	76,652	64,496
Cogna Educacao	119,514	143,875
Cosan SA	3,000	38,748
Equatorial Energia SA	8,200	34,677
Gerdau SA ADR (c)	93,128	275,659
Itau Unibanco Holding SA Preference Shares ADR	387,117	1,815,579
JBS SA	52,629	202,721
Klabin SA	7,700	28,510
Localiza Rent a Car SA	4,200	31,293
Lojas Renner SA	106,752	812,675
Magazine Luiza SA	75,408	984,007
Natura & Co. Holding SA	52,046	378,203
Natura & Co. Holding SA (b)	2,894	20,940
Notre Dame Intermedica Participacoes SA	14,691	181,965
Petroleo Brasileiro SA Preference Shares ADR (c)	233,815	1,863,506
Porto Seguro SA	10,033	92,129
Raia Drogasil SA	28,157	567,263
Rumo SA (b)	4,400	18,022
Sul America SA	53,345	437,870
Suzano SA (b)	37,632	252,146
TIM Participacoes SA ADR	20,710	267,987
Vale SA ADR	215,860	2,225,517
WEG SA	29,282	269,899
		16,837,138

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
CANADA — 6.7%
Agnico Eagle Mines, Ltd.	12,118	$773,434
Alimentation Couche-Tard, Inc. Class B	40,745	1,273,506
B2Gold Corp.	56,365	319,484
Bank of Montreal	49,287	2,614,889
Bank of Nova Scotia	76,019	3,135,644
Barrick Gold Corp.	114,182	3,062,459
Bausch Health Cos., Inc. (b)	25,051	456,877
BlackBerry, Ltd. (b)	40,667	197,662
Brookfield Asset Management, Inc. Class A	102,875	3,374,783
CAE, Inc.	45,802	740,499
Cameco Corp.	33,749	344,924
Canadian Apartment Properties REIT	1,546	55,154
Canadian Imperial Bank of Commerce	30,021	2,000,078
Canadian National Railway Co.	52,998	4,673,708
Canadian Natural Resources, Ltd.	81,695	1,412,568
Canadian Pacific Railway, Ltd.	11,107	2,816,057
Canadian Tire Corp., Ltd. Class A (c)	9,836	849,565
Canopy Growth Corp. (b)(c)	10,708	172,885
Cenovus Energy, Inc.	75,559	352,276
CGI, Inc. (b)	10,533	661,445
Constellation Software, Inc.	1,209	1,360,693
Cronos Group, Inc. (b)(c)	1,937	11,633
Dollarama, Inc.	16,490	546,761
Enbridge, Inc.	92,419	2,801,069
Fairfax Financial Holdings, Ltd.	1,107	340,902
First Quantum Minerals, Ltd.	54,164	430,290
Franco-Nevada Corp.	11,425	1,590,860
George Weston, Ltd.	4,588	335,005
Gildan Activewear, Inc.	39,138	604,311
IGM Financial, Inc. (c)	17,390	421,216
Imperial Oil, Ltd. (c)	38,317	614,422
Kinross Gold Corp. (b)	103,304	743,303
Kirkland Lake Gold, Ltd.	13,105	537,863
Loblaw Cos., Ltd.	34,141	1,657,167
Magna International, Inc.	14,818	657,780
Manulife Financial Corp.	120,048	1,627,964
National Bank of Canada (c)	36,711	1,658,194
Nutrien, Ltd.	56,239	1,801,135
Onex Corp.	5,966	268,645
Open Text Corp.	17,390	736,075
Pan American Silver Corp. (c)	9,667	292,636
Parkland Corp. (c)	1,546	38,264
Pembina Pipeline Corp.	2,522	62,846
Restaurant Brands International, Inc.	14,816	803,784
Rogers Communications, Inc. Class B	40,666	1,628,730
Royal Bank of Canada	96,030	6,494,364
Shaw Communications, Inc. Class B	44,950	730,685
Security Description	Shares	Value
Shopify, Inc. Class A (b)	6,188	$5,859,836
SmartCentres Real Estate Investment Trust	31,293	480,423
Sun Life Financial, Inc.	48,442	1,774,428
Suncor Energy, Inc.	102,245	1,718,347
TC Energy Corp.	52,432	2,232,787
Teck Resources, Ltd. Class B	36,573	381,841
TELUS Corp.	58,702	981,384
Thomson Reuters Corp.	23,554	1,595,170
Toronto-Dominion Bank	121,256	5,394,201
Wheaton Precious Metals Corp. (c)	27,533	1,207,045
Yamana Gold, Inc.	49,599	268,752
		79,978,708
CHILE — 0.2%
Embotelladora Andina SA Class B, Preference Shares	43,840	107,383
Enel Americas SA ADR	146,374	1,099,269
Enel Chile SA ADR	202,817	764,620
Sociedad Quimica y Minera de Chile SA ADR (c)	9,988	260,387
		2,231,659
CHINA — 11.0%
3SBio, Inc. (b)(e)	196,500	248,970
51job, Inc. ADR (b)	2,269	162,892
58.com, Inc. ADR (b)	7,738	417,388
AAC Technologies Holdings, Inc. (c)	65,500	401,851
Agile Group Holdings, Ltd.	130,000	152,972
Agricultural Bank of China, Ltd. Class H	1,957,000	787,805
Air China, Ltd. Class H	136,000	81,069
AK Medical Holdings, Ltd. (e)	50,000	159,023
Alibaba Group Holding, Ltd. ADR (b)	102,486	22,106,230
Alibaba Health Information Technology, Ltd. (b)	266,000	775,645
A-Living Services Co., Ltd. Class H (e)	25,750	129,739
Anhui Conch Cement Co., Ltd. Class H	33,500	225,626
ANTA Sports Products, Ltd.	67,000	591,295
Asymchem Laboratories Tianjin Co., Ltd. Class A	8,300	285,367
Autobio Diagnostics Co., Ltd. Class A	7,300	167,778
Autohome, Inc. ADR	4,873	367,912
AviChina Industry & Technology Co., Ltd. Class H	526,000	238,213
Baidu, Inc. ADR (b)	17,537	2,102,511
Bank of Chengdu Co., Ltd. Class A	63,000	70,953
Bank of China, Ltd. Class H	5,328,436	1,973,126
Bank of Communications Co., Ltd. Class H	1,060,710	654,181
BeiGene, Ltd. ADR (b)	1,255	236,442

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Beijing Enterprises Water Group, Ltd.	306,000	$119,234
Beijing Shunxin Agriculture Co., Ltd. Class A	21,800	175,751
Beijing Sinnet Technology Co., Ltd. Class A	65,100	240,127
Beijing Tiantan Biological Products Corp., Ltd. Class A	81,624	523,507
Beijing Tongrentang Co., Ltd. Class A	12,900	49,499
Bilibili, Inc. ADR (b)	2,028	93,937
BOC Hong Kong Holdings, Ltd.	160,000	508,874
Brilliance China Automotive Holdings, Ltd.	266,000	238,185
BYD Co., Ltd. Class H (c)	34,000	262,553
CanSino Biologics, Inc. Class H (b)(e)	2,800	77,239
Centre Testing International Group Co., Ltd. Class A	136,500	381,626
CGN Power Co., Ltd. Class H (e)	130,400	26,920
Changchun High & New Technology Industry Group, Inc. Class A	1,200	73,908
China CITIC Bank Corp., Ltd. Class H	509,000	221,977
China Common Rich Renewable Energy Investment, Ltd. (b)(c)(f)	448,000	—
China Communications Construction Co., Ltd. Class H	353,000	199,035
China Conch Venture Holdings, Ltd.	42,500	179,312
China Construction Bank Corp. Class H	4,384,720	3,547,174
China Enterprise Co., Ltd. Class A	274,900	158,303
China Everbright Bank Co., Ltd. Class H	36,000	13,517
China Everbright International, Ltd.	130,628	68,934
China Evergrande Group (c)	183,000	472,231
China Galaxy Securities Co., Ltd. Class H	188,000	101,635
China Greatwall Technology Group Co., Ltd. Class A	64,600	120,649
China Jinmao Holdings Group, Ltd.	264,000	185,641
China Life Insurance Co., Ltd. Class H	537,000	1,080,866
China Mengniu Dairy Co., Ltd.	392,000	1,497,100
China Merchants Bank Co., Ltd. Class H	424,014	1,950,351
China Merchants Port Holdings Co., Ltd.	337,366	398,722
Security Description	Shares	Value
China Merchants Property Operation & Service Co., Ltd. Class A	2,500	$10,870
China Minsheng Banking Corp., Ltd. Class H	327,200	224,594
China National Software & Service Co., Ltd. Class A	13,100	146,796
China Oilfield Services, Ltd. Class H	260,000	233,483
China Overseas Land & Investment, Ltd.	303,000	916,766
China Overseas Property Holdings, Ltd.	195,000	206,311
China Pacific Insurance Group Co., Ltd. Class H	178,600	477,007
China Petroleum & Chemical Corp. Class H	2,165,800	902,597
China Railway Construction Corp., Ltd. Class H	96,500	75,826
China Railway Group, Ltd. Class H	195,000	100,136
China Resources Beer Holdings Co., Ltd.	263,670	1,469,662
China Shenhua Energy Co., Ltd. Class H	185,000	289,299
China South Publishing & Media Group Co., Ltd. Class A	51,700	77,392
China Southern Airlines Co., Ltd. Class H (b)(c)	156,000	69,039
China Taiping Insurance Holdings Co., Ltd.	130,800	209,605
China Telecom Corp., Ltd. Class H	1,724,000	482,692
China TransInfo Technology Co., Ltd. Class A	47,100	159,871
China Unicom Hong Kong, Ltd.	742,000	401,135
China Vanke Co., Ltd. Class H	65,400	206,736
China Yangtze Power Co., Ltd. Class A	107,200	287,272
China Yuhua Education Corp., Ltd. (e)	12,000	9,847
Chongqing Brewery Co., Ltd. Class A	26,755	276,342
CIFI Holdings Group Co., Ltd.	265,325	206,770
CITIC Securities Co., Ltd. Class H (c)	86,000	162,669
CITIC, Ltd.	375,000	352,238
CNOOC, Ltd.	1,385,217	1,540,629
COSCO SHIPPING Ports, Ltd.	422,944	227,012
Country Garden Holdings Co., Ltd.	391,757	481,201
Country Garden Services Holdings Co., Ltd.	61,000	283,338
CRRC Corp., Ltd. Class H	320,000	135,012
CSPC Pharmaceutical Group, Ltd.	388,000	732,902
ENN Energy Holdings, Ltd.	39,300	442,163
Fosun International, Ltd.	65,500	83,328

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
G-bits Network Technology Xiamen Co., Ltd. Class A	4,700	$365,087
GDS Holdings, Ltd. ADR (b)	6,162	490,865
Geely Automobile Holdings, Ltd.	612,000	963,351
Genscript Biotech Corp. (b)	152,000	312,612
GF Securities Co., Ltd. Class H	131,200	140,503
Giant Network Group Co., Ltd. Class A	193,580	476,572
GoerTek, Inc. Class A	87,700	364,313
GOME Retail Holdings, Ltd. (b)(c)	1,419,000	236,181
Great Wall Motor Co., Ltd. Class H (c)	231,500	144,567
GSX Techedu, Inc. ADR (b)(c)	5,220	313,148
Guangzhou Automobile Group Co., Ltd. Class H	179,600	129,536
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	26,100	330,508
Haidilao International Holding, Ltd. (c)(e)	21,000	88,601
Haitong Securities Co., Ltd. Class H	146,800	118,570
Hangzhou Tigermed Consulting Co., Ltd. Class A	13,000	187,392
Hengan International Group Co., Ltd.	68,000	532,563
Huadian Power International Corp., Ltd. Class A	71,900	34,792
Hualan Biological Engineering, Inc. Class A	50,720	359,602
Huaneng Power International, Inc. Class H	788,000	295,864
Huatai Securities Co., Ltd. Class H (e)	131,600	209,529
Huaxi Securities Co., Ltd. Class A	14,000	21,056
Huazhu Group, Ltd. ADR (c)	11,078	388,284
Hubei Energy Group Co., Ltd. Class A	253,300	126,153
Industrial & Commercial Bank of China, Ltd. Class H	4,603,045	2,791,362
Innovent Biologics, Inc. (b)(e)	43,000	319,014
Jafron Biomedical Co., Ltd. Class A	24,180	237,772
JD.com, Inc. ADR (b)	48,118	2,895,741
Jiangsu Expressway Co., Ltd. Class H	14,000	16,402
Jiangsu King's Luck Brewery JSC, Ltd. Class A	19,200	108,092
Jiangxi Zhengbang Technology Co., Ltd. Class A	25,400	62,819
Jinke Properties Group Co., Ltd. Class A	644,100	743,639
Jinyu Bio-Technology Co., Ltd. Class A	76,100	299,759
Security Description	Shares	Value
Jointown Pharmaceutical Group Co., Ltd. Class A	117,700	$310,081
JOYY, Inc. ADR (b)	4,514	399,715
Kingdee International Software Group Co., Ltd.	200,000	465,005
Kingsoft Corp., Ltd. (c)	132,000	613,977
Koolearn Technology Holding, Ltd. (b)(c)(e)	11,000	44,139
Kweichow Moutai Co., Ltd. Class A	5,245	1,085,608
Lenovo Group, Ltd.	402,000	222,514
Li Ning Co., Ltd.	50,000	158,700
Lingyi iTech Guangdong Co. Class A (b)	91,000	136,865
Logan Group Co., Ltd.	44,000	77,890
Luxshare Precision Industry Co., Ltd. Class A	50,718	368,486
Luye Pharma Group, Ltd. (c)(e)	196,500	120,175
Meituan Dianping Class B (b)	192,500	4,269,526
Momo, Inc. ADR	13,593	237,606
Muyuan Foodstuff Co., Ltd. Class A	17,630	204,543
NanJi E-Commerce Co., Ltd. Class A	134,400	402,568
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	24,500	223,829
NAURA Technology Group Co., Ltd. Class A	11,700	282,926
NetEase, Inc. ADR	4,588	1,969,995
New China Life Insurance Co., Ltd. Class H	65,700	219,976
New Hope Liuhe Co., Ltd. Class A	45,000	189,735
New Oriental Education & Technology Group, Inc. ADR (b)	9,157	1,192,516
NIO, Inc. ADR (b)	40,514	312,768
Noah Holdings, Ltd. ADR (b)	4,030	102,644
Ovctek China, Inc. Class A	63,150	619,550
Perfect World Co., Ltd. Class A	23,900	194,913
PetroChina Co., Ltd. Class H	1,308,000	433,724
PICC Property & Casualty Co., Ltd. Class H	595,415	490,901
Pinduoduo, Inc. ADR (b)	14,210	1,219,786
Ping An Healthcare and Technology Co., Ltd. (b)(c)(e)	24,700	375,737
Ping An Insurance Group Co. of China, Ltd. Class H	327,500	3,274,810
Sangfor Technologies, Inc. Class A	2,900	84,508
Seazen Group, Ltd.	264,000	229,241
Semiconductor Manufacturing International Corp. (b)(c)	155,900	543,104
Shandong Gold Mining Co., Ltd. Class A	30,100	155,957

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	268,000	$596,136
Shanghai Baosight Software Co., Ltd. Class A	31,000	259,132
Shanghai Electric Group Co., Ltd. Class H (b)	264,000	74,938
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	417,189	323,321
Shanghai M&G Stationery, Inc. Class A	13,000	100,428
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	33,000	55,437
Shanxi Meijin Energy Co., Ltd. Class A (b)	169,400	150,040
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	13,000	266,704
Shenergy Co., Ltd. Class A	196,200	164,061
Shengyi Technology Co., Ltd. Class A	39,400	163,169
Shennan Circuits Co., Ltd. Class A	8,680	205,734
Shenzhen Energy Group Co., Ltd. Class A	240,540	157,915
Shenzhen Goodix Technology Co., Ltd. Class A	2,900	91,459
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	6,600	23,383
Shenzhen Kangtai Biological Products Co., Ltd. Class A	14,551	333,853
Shenzhou International Group Holdings, Ltd.	18,400	221,737
Sichuan Chuantou Energy Co., Ltd. Class A	101,000	132,471
Silergy Corp.	3,000	195,224
SINA Corp. (b)	6,708	240,884
Sinopec Shanghai Petrochemical Co., Ltd. Class H	266,000	63,836
Sinopharm Group Co., Ltd. Class H	52,400	134,136
Sunac China Holdings, Ltd.	129,300	541,360
Sunny Optical Technology Group Co., Ltd.	49,600	793,554
TAL Education Group ADR (b)	24,459	1,672,506
Tencent Holdings, Ltd.	353,900	22,767,006
Tingyi Cayman Islands Holding Corp.	280,000	434,246
TravelSky Technology, Ltd. Class H	56,000	98,554
Trip.com Group, Ltd. ADR (b)	27,158	703,935
Tsingtao Brewery Co., Ltd. Class H	60,000	445,135
Venustech Group, Inc. Class A	8,100	48,214
Vipshop Holdings, Ltd. ADR (b)	44,340	882,809
Walvax Biotechnology Co., Ltd. Class A	84,098	623,023
Security Description	Shares	Value
Want Want China Holdings, Ltd.	140,000	$105,671
Weibo Corp. ADR (b)(c)	5,901	198,274
Wens Foodstuffs Group Co., Ltd. Class A	15,180	46,822
Will Semiconductor, Ltd. Class A	6,000	171,441
Winning Health Technology Group Co., Ltd. Class A	76,840	249,402
Wuhan Guide Infrared Co., Ltd. Class A	54,980	227,769
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	19,900	131,770
Wuliangye Yibin Co., Ltd. Class A	13,300	322,011
WuXi AppTec Co., Ltd. Class A	12,152	166,090
Wuxi Biologics Cayman, Inc. (b)(e)	58,000	1,061,151
Xiaomi Corp. Class B (b)(e)	163,000	270,039
Yanzhou Coal Mining Co., Ltd. Class H	278,000	207,681
Yealink Network Technology Corp., Ltd. Class A	18,150	175,292
Yifeng Pharmacy Chain Co., Ltd. Class A	2,940	37,854
Yihai International Holding, Ltd.	11,000	112,761
Yonyou Network Technology Co., Ltd. Class A	16,130	100,645
Yum China Holdings, Inc.	22,596	1,086,190
Yunda Holding Co., Ltd. Class A	11,570	40,025
Zai Lab, Ltd. ADR (b)	2,801	230,046
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	13,200	116,260
Zhongjin Gold Corp., Ltd. Class A	85,000	109,922
Zhuzhou CRRC Times Electric Co., Ltd. Class H	68,200	173,350
Zijin Mining Group Co., Ltd. Class H	1,308,000	609,239
ZTE Corp. Class H	62,400	190,812
ZTO Express Cayman, Inc. ADR	3,674	134,873
		131,762,332
COLOMBIA — 0.1%
Bancolombia SA ADR	30,964	814,663
DENMARK — 1.6%
Ambu A/S Class B (c)	10,239	321,553
AP Moller - Maersk A/S Class B	770	896,716
Chr. Hansen Holding A/S	1,841	189,761
Coloplast A/S Class B	4,180	647,539
Danske Bank A/S (b)	59,094	786,145
DSV Panalpina A/S	20,085	2,451,018
Genmab A/S (b)	4,690	1,568,999
GN Store Nord A/S	2,464	131,221
Novo Nordisk A/S Class B	126,218	8,167,332
Novozymes A/S Class B	12,807	740,133

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Orsted A/S (e)	5,283	$609,349
Pandora A/S	7,741	420,299
Vestas Wind Systems A/S	17,710	1,802,505
		18,732,570
EGYPT — 0.1%
Commercial International Bank Egypt SAE	213,421	853,420
FINLAND — 0.9%
Elisa Oyj	9,279	564,231
Fortum Oyj	10,234	194,312
Kone Oyj Class B	27,481	1,889,573
Metso Oyj	22,955	752,058
Neste Oyj	24,846	971,400
Nokia Oyj (d)	184,552	806,007
Nokia Oyj (d)	97,780	425,174
Nordea Bank Abp (b)(d)	190,905	1,317,759
Nordea Bank Abp (b)(d)	2,943	20,322
Sampo Oyj Class A	29,029	998,332
Stora Enso Oyj Class R	61,211	730,803
UPM-Kymmene Oyj	53,030	1,531,900
Wartsila OYJ Abp	28,871	238,594
		10,440,465
FRANCE — 6.8%
Accor SA (b)	21,844	593,970
Air Liquide SA	35,432	5,109,736
Airbus SE (b)	36,370	2,594,726
Alstom SA	18,576	863,963
AXA SA	112,268	2,346,858
BioMerieux	477	65,521
BNP Paribas SA (b)	66,229	2,631,001
Bouygues SA (b)	21,062	719,372
Capgemini SE	13,696	1,568,263
Carrefour SA	61,858	955,640
Cie de Saint-Gobain (b)	31,492	1,133,616
Cie Generale des Etablissements Michelin SCA	10,642	1,103,700
Credit Agricole SA (b)	70,098	663,541
Danone SA	43,614	3,015,521
Dassault Systemes SE	7,997	1,379,609
Edenred	10,849	474,364
Electricite de France SA	5,903	54,432
Engie SA	81,759	1,010,104
EssilorLuxottica SA (b)	18,498	2,373,661
Hermes International	919	767,732
ICADE REIT	1,450	100,971
Ingenico Group SA (b)	1,570	250,395
Kering SA	5,408	2,941,332
Klepierre SA REIT	3,661	72,924
La Francaise des Jeux SAEM (c)(e)	333	10,270
Legrand SA	17,503	1,329,307
L'Oreal SA (b)	17,033	5,465,617
LVMH Moet Hennessy Louis Vuitton SE	17,250	7,565,679
Orange SA	151,725	1,814,014
Security Description	Shares	Value
Pernod Ricard SA	16,142	$2,539,091
Peugeot SA (b)(c)	30,470	495,540
Publicis Groupe SA	23,557	762,256
Renault SA (b)	6,006	152,317
Safran SA (b)	19,779	1,982,003
Sanofi	71,640	7,293,923
Sartorius Stedim Biotech	37	9,350
Schneider Electric SE	38,747	4,303,129
Societe Generale SA (b)	43,645	725,494
Sodexo SA	11,015	744,764
Teleperformance	1,017	258,033
TOTAL SA	148,932	5,683,100
Ubisoft Entertainment SA (b)	417	34,377
Unibail-Rodamco-Westfield	44,372	123,423
Unibail-Rodamco-Westfield, REIT (c)	6,314	355,713
Valeo SA (c)	14,945	392,109
Veolia Environnement SA	37,394	840,821
Vinci SA	35,302	3,251,254
Vivendi SA	81,676	2,095,214
Worldline SA (b)(e)	1,241	107,436
		81,125,186
GERMANY — 5.7%
Adidas AG (b)	13,058	3,425,999
Allianz SE	28,237	5,764,407
BASF SE	63,289	3,545,622
Bayer AG	62,387	4,609,903
Bayerische Motoren Werke AG	22,519	1,437,104
Commerzbank AG (b)	46,979	209,317
Continental AG (b)	6,113	598,424
Covestro AG (b)(e)	10,885	413,833
Daimler AG	53,939	2,189,722
Delivery Hero SE (b)(e)	7,037	718,912
Deutsche Bank AG (b)	115,467	1,097,669
Deutsche Boerse AG	17,308	3,130,728
Deutsche Lufthansa AG (b)(c)	23,887	239,902
Deutsche Post AG	83,760	3,062,143
Deutsche Telekom AG	235,679	3,955,984
E.ON SE	150,580	1,693,776
Fresenius Medical Care AG & Co. KGaA	17,664	1,513,740
Fresenius SE & Co. KGaA	26,397	1,308,061
Henkel AG & Co. KGaA Preference Shares	6,681	621,912
Infineon Technologies AG	41,171	965,285
Merck KGaA	17,756	2,060,076
METRO AG	15,946	150,728
MTU Aero Engines AG (b)	444	76,871
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,110	3,407,249
Puma SE (b)	5,338	412,602
RWE AG	38,841	1,357,151
SAP SE	68,057	9,502,800
Sartorius AG Preference Shares	1,243	408,492
Scout24 AG (e)	358	27,764

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Siemens AG	54,053	$6,359,941
TeamViewer AG (b)(e)	6,394	349,017
Thyssenkrupp AG (b)	31,813	225,604
United Internet AG	5,240	221,935
Volkswagen AG	4,500	724,263
Volkswagen AG Preference Shares	8,653	1,311,430
Vonovia SE	22,187	1,360,097
Zalando SE (b)(e)	4,564	321,814
		68,780,277
GREECE — 0.1%
Hellenic Telecommunications Organization SA	2,673	36,056
JUMBO SA	26,432	474,994
OPAP SA	43,631	413,840
		924,890
HONG KONG — 2.7%
AIA Group, Ltd.	751,400	7,009,428
Alibaba Pictures Group, Ltd. (b)(c)	920,000	122,264
ASM Pacific Technology, Ltd.	9,200	96,565
Bank of East Asia, Ltd.	322,869	737,348
China Everbright, Ltd.	44,000	63,697
China Gas Holdings, Ltd.	65,800	202,907
China Huishan Dairy Holdings Co., Ltd. (b)(c)(f)	1,418,000	—
China Mobile, Ltd.	407,500	2,749,808
China Resources Land, Ltd.	132,000	499,868
China Traditional Chinese Medicine Holdings Co., Ltd.	308,000	148,626
CK Asset Holdings, Ltd.	196,032	1,168,536
CK Hutchison Holdings, Ltd.	125,532	806,597
CLP Holdings, Ltd.	88,500	867,821
Galaxy Entertainment Group, Ltd.	130,000	884,787
Haier Electronics Group Co., Ltd.	103,000	311,640
Hang Lung Properties, Ltd.	375,000	888,335
Hang Seng Bank, Ltd.	51,400	862,807
Henderson Land Development Co., Ltd.	212,317	805,388
Hong Kong & China Gas Co., Ltd.	665,531	1,030,440
Hong Kong Exchanges & Clearing, Ltd.	87,640	3,731,551
Jardine Matheson Holdings, Ltd.	3,200	133,568
Jardine Strategic Holdings, Ltd.	1,000	21,550
Link REIT	250,586	2,048,219
Melco Resorts & Entertainment, Ltd. ADR	9,799	152,080
New World Development Co., Ltd.	145,601	691,330
Sands China, Ltd.	206,400	809,574
Sino Biopharmaceutical, Ltd.	801,000	1,508,893
SJM Holdings, Ltd.	131,000	145,359
SSY Group, Ltd.	260,000	177,461
Security Description	Shares	Value
Sun Art Retail Group, Ltd.	196,500	$335,679
Sun Hung Kai Properties, Ltd.	105,185	1,342,897
Swire Pacific, Ltd. Class A	65,506	347,373
Techtronic Industries Co., Ltd.	114,000	1,114,929
Vinda International Holdings, Ltd.	10,000	35,740
WH Group, Ltd. (e)	327,601	280,664
Wharf Holdings, Ltd. (c)	6,000	12,201
Wharf Real Estate Investment Co., Ltd. (c)	6,000	28,643
Wheelock & Co., Ltd.	6,000	47,455
		32,222,028
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC (b)	73,662	433,695
OTP Bank Nyrt (b)	21,634	755,463
		1,189,158
INDIA — 2.2%
Adani Ports & Special Economic Zone, Ltd.	47,766	217,562
Ambuja Cements, Ltd.	123,177	315,840
Aurobindo Pharma, Ltd.	27,667	282,776
Avenue Supermarts, Ltd. (b)(e)	3,772	115,760
Axis Bank, Ltd.	92,953	500,629
Bajaj Auto, Ltd.	5,640	211,101
Bajaj Finance, Ltd.	17,007	637,675
Bajaj Finserv, Ltd.	1,915	148,250
Bandhan Bank, Ltd. (e)	3,743	15,829
Bharat Forge, Ltd.	10,344	43,751
Bharat Petroleum Corp., Ltd.	44,008	217,989
Bharti Airtel, Ltd. (b)	109,838	814,434
Bharti Infratel, Ltd.	66,034	193,719
Bosch, Ltd.	145	21,928
Dabur India, Ltd.	58,161	358,924
Dr Reddy's Laboratories, Ltd. ADR	17,361	920,307
Eicher Motors, Ltd.	945	229,471
Godrej Consumer Products, Ltd.	37,666	344,614
HCL Technologies, Ltd.	77,152	569,006
HDFC Life Insurance Co., Ltd. (b)(e)	14,835	107,868
Hindalco Industries, Ltd.	54,396	105,328
Hindustan Petroleum Corp., Ltd.	54,096	155,294
Hindustan Unilever, Ltd.	71,412	2,061,860
Housing Development Finance Corp., Ltd.	91,907	2,135,849
ICICI Bank, Ltd. ADR	98,760	917,480
ICICI Lombard General Insurance Co., Ltd. (e)	6,258	104,980
Indian Oil Corp., Ltd.	53,804	60,820
Info Edge India, Ltd.	4,690	171,555
Infosys, Ltd. ADR	265,821	2,567,831
ITC, Ltd.	180,236	464,652
Jubilant Foodworks, Ltd.	10,275	235,054
LIC Housing Finance, Ltd.	32,692	114,763

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Lupin, Ltd.	21,981	$265,447
Mahindra & Mahindra, Ltd., GDR	61,411	406,540
Marico, Ltd.	91,644	427,125
Maruti Suzuki India, Ltd.	4,162	321,825
Motherson Sumi Systems, Ltd.	29,717	37,253
Nestle India, Ltd.	3,987	906,902
Piramal Enterprises, Ltd.	6,597	119,160
REC, Ltd.	18,434	26,392
Reliance Industries, Ltd. GDR (e)	99,028	4,575,094
SBI Life Insurance Co., Ltd. (b)(e)	4,612	49,260
Shree Cement, Ltd.	1,936	591,055
Shriram Transport Finance Co., Ltd.	26,262	239,859
State Bank of India (b)	27,780	65,657
Sun Pharmaceutical Industries, Ltd.	53,852	337,325
Tata Consultancy Services, Ltd.	48,702	1,343,044
Tata Motors, Ltd. ADR (b)(c)	35,193	231,218
Tech Mahindra, Ltd.	37,961	273,205
United Spirits, Ltd. (b)	49,661	389,573
UPL, Ltd.	41,246	232,277
Vedanta, Ltd.	63,236	89,112
Zee Entertainment Enterprises, Ltd.	83,125	188,371
		26,478,593
INDONESIA — 0.4%
Adaro Energy Tbk PT	352,500	24,553
Astra International Tbk PT	1,794,100	602,848
Bank Central Asia Tbk PT	616,200	1,228,302
Bank Mandiri Persero Tbk PT	1,462,500	506,782
Bank Rakyat Indonesia Persero Tbk PT	4,387,900	930,720
Barito Pacific Tbk PT (b)	265,300	21,543
Charoen Pokphand Indonesia Tbk PT	1,103,300	430,584
Gudang Garam Tbk PT	89,900	296,887
Indah Kiat Pulp & Paper Corp. Tbk PT	144,300	60,357
Telekomunikasi Indonesia Persero Tbk PT	4,451,500	950,443
United Tractors Tbk PT	45,000	52,135
		5,105,154
IRELAND — 0.6%
CRH PLC	64,164	2,198,007
Flutter Entertainment PLC (c)	8,039	1,056,394
James Hardie Industries PLC	75,985	1,439,727
Kerry Group PLC Class A	15,296	1,894,921
Smurfit Kappa Group PLC	15,944	532,927
		7,121,976
ISRAEL — 0.5%
Bank Hapoalim BM	202,597	1,204,712
Bank Leumi Le-Israel BM	208,233	1,041,481
Security Description	Shares	Value
Check Point Software Technologies, Ltd. (b)	5,587	$600,211
Nice, Ltd. (b)	7,545	1,405,906
Teva Pharmaceutical Industries, Ltd. ADR (b)	66,290	817,356
Wix.com, Ltd. (b)	2,419	619,796
		5,689,462
ITALY — 1.2%
Assicurazioni Generali SpA	82,250	1,244,346
Atlantia SpA (b)(c)	49,185	789,963
DiaSorin SpA	570	109,089
Enel SpA	469,550	4,049,186
Eni SpA	161,816	1,543,004
Ferrari NV	11,671	1,990,493
FinecoBank Banca Fineco SpA (b)	1,228	16,571
Intesa Sanpaolo SpA (b)	847,075	1,620,792
Leonardo SpA	46,308	306,864
Mediobanca Banca di Credito Finanziario SpA	56,266	403,817
Snam SpA	158,967	773,809
Telecom Italia SpA (c)	1,158,600	455,058
UniCredit SpA (b)	108,596	998,687
		14,301,679
JAPAN — 16.3%
Acom Co., Ltd.	39,400	150,099
Advantest Corp.	4,900	277,963
Aeon Co., Ltd.	52,400	1,216,684
AGC, Inc. (c)	32,900	934,685
Aisin Seiki Co., Ltd.	22,800	663,595
Ajinomoto Co., Inc.	19,600	325,561
Asahi Group Holdings, Ltd. (c)	44,600	1,561,010
Asahi Intecc Co., Ltd.	4,200	119,322
Asahi Kasei Corp.	127,800	1,037,231
Astellas Pharma, Inc.	158,900	2,650,420
Bridgestone Corp. (c)	52,800	1,697,763
Canon, Inc. (c)	67,300	1,331,528
Central Japan Railway Co.	11,700	1,810,011
Chiba Bank, Ltd.	170,300	801,895
Chubu Electric Power Co., Inc.	67,500	845,901
Chugai Pharmaceutical Co., Ltd.	29,100	1,555,003
Concordia Financial Group, Ltd.	173,500	554,827
CyberAgent, Inc.	2,200	107,874
Dai-ichi Life Holdings, Inc.	50,000	594,615
Daiichi Sankyo Co., Ltd.	38,600	3,150,685
Daikin Industries, Ltd.	13,300	2,137,049
Daiwa House REIT Investment Corp.	64	150,679
Daiwa Securities Group, Inc.	171,500	714,868
Denso Corp.	38,100	1,485,012
Dentsu Group, Inc. (c)	2,200	52,102
East Japan Railway Co.	26,900	1,863,564
Eisai Co., Ltd.	14,800	1,172,367
Electric Power Development Co., Ltd.	14,800	280,539

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
FANUC Corp.	13,000	$2,320,805
Fast Retailing Co., Ltd.	4,100	2,344,812
FUJIFILM Holdings Corp.	32,000	1,367,382
Fujitsu, Ltd.	14,800	1,731,251
GLP J-REIT	170	246,605
GMO Payment Gateway, Inc.	1,400	145,859
Hitachi, Ltd.	65,700	2,072,365
Honda Motor Co., Ltd.	119,100	3,041,943
Hoya Corp.	30,300	2,881,568
Idemitsu Kosan Co., Ltd.	12,500	264,981
Inpex Corp.	66,900	413,548
ITOCHU Corp.	131,100	2,821,047
Japan Prime Realty Investment Corp. REIT (c)	7	20,503
Japan Real Estate Investment Corp. REIT	187	958,530
Japan Retail Fund Investment Corp. REIT	536	668,230
Japan Tobacco, Inc. (c)	67,600	1,254,126
JFE Holdings, Inc.	39,300	281,222
JSR Corp.	38,100	734,560
JXTG Holdings, Inc.	275,408	975,167
Kajima Corp.	77,000	916,420
Kakaku.com, Inc.	2,700	68,298
Kamigumi Co., Ltd.	72,800	1,426,512
Kansai Electric Power Co., Inc.	90,400	875,636
Kao Corp. (c)	36,000	2,849,701
KDDI Corp.	105,800	3,171,499
Keikyu Corp.	65,711	1,005,597
Keyence Corp.	10,400	4,340,844
Kintetsu Group Holdings Co., Ltd.	27,200	1,221,523
Kirin Holdings Co., Ltd. (c)	13,500	284,616
Komatsu, Ltd.	68,400	1,397,038
Kose Corp.	2,200	264,281
Kubota Corp.	102,900	1,533,700
Kyocera Corp.	37,100	2,016,884
Lasertec Corp.	3,100	291,940
LIXIL Group Corp.	37,800	527,662
M3, Inc.	23,900	1,015,725
Makita Corp.	27,200	987,051
Marubeni Corp.	172,500	779,476
Marui Group Co., Ltd.	40,300	726,920
Mazda Motor Corp.	13,300	79,639
McDonald's Holdings Co. Japan, Ltd.	2,400	129,471
Mebuki Financial Group, Inc.	207,600	481,068
MEIJI Holdings Co., Ltd.	3,200	254,493
Mercari, Inc. (b)	1,200	37,039
Mitsubishi Chemical Holdings Corp.	173,500	1,008,981
Mitsubishi Corp.	120,400	2,533,327
Mitsubishi Electric Corp.	172,500	2,237,695
Mitsubishi Estate Co., Ltd.	116,118	1,724,791
Mitsubishi Heavy Industries, Ltd.	38,700	912,213
Security Description	Shares	Value
Mitsubishi UFJ Financial Group, Inc.	688,100	$2,689,002
Mitsui & Co., Ltd.	140,600	2,078,015
Mitsui Chemicals, Inc.	29,300	610,253
Mitsui Fudosan Co., Ltd.	20,700	366,378
Mizuho Financial Group, Inc.	1,012,800	1,241,064
MonotaRO Co., Ltd.	2,500	100,107
MS&AD Insurance Group Holdings, Inc.	52,800	1,449,143
Murata Manufacturing Co., Ltd.	46,300	2,710,579
NEC Corp.	16,700	800,287
Nexon Co., Ltd.	16,300	368,199
Nidec Corp.	34,300	2,287,832
Nihon M&A Center, Inc.	2,500	112,852
Nintendo Co., Ltd.	8,200	3,649,089
Nippon Building Fund, Inc. REIT (c)	38	216,267
Nippon Paint Holdings Co., Ltd. (c)	4,500	327,015
Nippon Prologis REIT, Inc.	121	367,873
Nippon Steel Corp.	58,400	548,625
Nippon Telegraph & Telephone Corp.	94,600	2,205,740
Nippon Yusen KK	13,300	186,892
Nissan Motor Co., Ltd.	168,600	623,860
Nitori Holdings Co., Ltd.	4,100	802,822
Nitto Denko Corp.	14,700	831,163
Nomura Holdings, Inc.	196,700	879,530
Nomura Real Estate Master Fund, Inc. REIT	79	94,755
Nomura Research Institute, Ltd.	3,400	92,245
NTT Data Corp.	91,000	1,011,345
NTT DOCOMO, Inc.	98,500	2,631,293
Obayashi Corp.	125,000	1,167,910
Obic Co., Ltd.	2,200	384,799
Olympus Corp.	48,300	929,199
Ono Pharmaceutical Co., Ltd.	19,800	575,730
Oriental Land Co., Ltd.	9,400	1,240,729
ORIX Corp.	118,600	1,460,445
Orix JREIT, Inc.	48	62,911
Osaka Gas Co., Ltd.	65,700	1,295,913
Otsuka Holdings Co., Ltd.	13,300	579,290
Panasonic Corp.	174,700	1,521,510
Rakuten, Inc.	47,400	416,510
Recruit Holdings Co., Ltd.	59,600	2,034,084
Resona Holdings, Inc.	52,800	180,005
Rohm Co., Ltd.	13,300	880,215
Ryohin Keikaku Co., Ltd.	13,100	185,174
SBI Holdings, Inc.	15,000	323,678
Secom Co., Ltd.	14,800	1,292,676
Seven & i Holdings Co., Ltd.	53,600	1,748,825
Sharp Corp.	34,700	368,598
Shimano, Inc.	600	115,401
Shin-Etsu Chemical Co., Ltd.	26,500	3,093,734
Shionogi & Co., Ltd.	13,000	813,366
Shiseido Co., Ltd.	17,900	1,134,046
Shizuoka Bank, Ltd.	139,100	893,510

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Showa Denko KK (c)	4,600	$103,013
SMC Corp.	4,200	2,148,176
SoftBank Group Corp.	93,300	4,713,213
Sompo Holdings, Inc.	32,100	1,102,977
Sony Corp.	88,700	6,070,916
Subaru Corp.	18,500	384,370
Sumitomo Chemical Co., Ltd.	173,500	517,838
Sumitomo Corp.	90,900	1,040,145
Sumitomo Electric Industries, Ltd.	67,600	776,662
Sumitomo Mitsui Financial Group, Inc.	57,100	1,604,738
Sumitomo Mitsui Trust Holdings, Inc.	14,700	412,175
Suzuki Motor Corp.	13,100	444,053
Sysmex Corp.	11,600	884,905
T&D Holdings, Inc.	37,800	322,694
Takeda Pharmaceutical Co., Ltd.	99,599	3,552,458
TDK Corp.	13,000	1,286,926
Teijin, Ltd.	59,300	942,116
Terumo Corp.	62,600	2,367,990
Tohoku Electric Power Co., Inc.	38,200	363,287
Tokio Marine Holdings, Inc.	52,800	2,299,248
Tokyo Electric Power Co. Holdings, Inc. (b)	120,300	369,090
Tokyo Electron, Ltd.	11,700	2,867,387
Tokyo Gas Co., Ltd.	56,100	1,341,595
Tokyu Corp.	91,600	1,288,012
Toppan Printing Co., Ltd.	91,000	1,515,753
Toray Industries, Inc.	173,500	816,158
Toshiba Corp.	28,900	920,160
Toyota Motor Corp.	128,900	8,079,175
Toyota Tsusho Corp.	28,900	731,039
Unicharm Corp.	9,200	376,920
United Urban Investment Corp. REIT	17	18,247
Welcia Holdings Co., Ltd.	700	56,384
West Japan Railway Co.	15,400	863,034
Yakult Honsha Co., Ltd.	3,400	200,121
Yamada Denki Co., Ltd.	106,100	526,148
Yamaha Corp.	22,200	1,043,278
Yamaha Motor Co., Ltd.	52,900	827,689
Z Holdings Corp.	229,700	1,119,917
ZOZO, Inc. (c)	10,800	239,855
		195,405,741
LUXEMBOURG — 0.1%
ArcelorMittal SA (b)	25,907	272,643
Eurofins Scientific SE	350	219,587
SES SA	22,798	155,682
		647,912
MACAU — 0.0%
Wynn Macau, Ltd.	53,200	91,567
MALAYSIA — 0.4%
AMMB Holdings Bhd	204,700	148,569
Security Description	Shares	Value
Carlsberg Brewery Malaysia Bhd Class B	13,500	$78,070
CIMB Group Holdings Bhd	441,577	366,864
Dialog Group Bhd	848,400	714,755
Fraser & Neave Holdings Bhd	5,000	37,900
Gamuda Bhd	141,780	120,438
Genting Bhd	181,400	173,568
Genting Malaysia Bhd	457,900	270,359
Genting Plantations Bhd	201,500	462,251
Hartalega Holdings Bhd	108,300	328,565
Hong Leong Financial Group Bhd	38,239	116,903
Malaysia Airports Holdings Bhd	149,300	189,891
Petronas Chemicals Group Bhd	17,300	25,031
PPB Group Bhd	131,940	547,466
RHB Bank Bhd	114,410	127,894
Tenaga Nasional Bhd	153,900	417,344
Top Glove Corp. Bhd	99,500	373,851
Westports Holdings Bhd	152,300	135,062
		4,634,781
MEXICO — 0.5%
America Movil SAB de CV Series L	2,534,644	1,617,951
Cemex SAB de CV Series CPO	1,497,336	419,905
Fomento Economico Mexicano SAB de CV	184,876	1,140,043
Grupo Financiero Banorte SAB de CV Series O	233,935	807,085
Grupo Mexico SAB de CV Class B	206,907	478,428
Grupo Televisa SAB Series CPO (b)(c)	288,322	301,087
Industrias Penoles SAB de CV	14,877	151,075
Kimberly-Clark de Mexico SAB de CV Class A	290,416	450,951
Wal-Mart de Mexico SAB de CV	275,441	657,401
		6,023,926
NETHERLANDS — 3.2%
Adyen NV (b)(e)	664	966,147
Akzo Nobel NV	17,792	1,593,451
ASML Holding NV	26,652	9,785,488
Heineken NV	22,431	2,067,369
ING Groep NV	217,219	1,512,123
Just Eat Takeaway.com NV (b)(e)	5,143	535,815
Koninklijke Ahold Delhaize NV	88,885	2,421,905
Koninklijke DSM NV	17,597	2,434,934
Koninklijke KPN NV	423,298	1,122,008
Koninklijke Philips NV (b)	72,879	3,398,580
Prosus NV (b)	28,774	2,673,952
Royal Dutch Shell PLC Class A	222,524	3,538,617
Royal Dutch Shell PLC Class B	244,340	3,695,337
Wolters Kluwer NV	32,569	2,543,033
		38,288,759

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
NEW ZEALAND — 0.2%
a2 Milk Co., Ltd. (b)	51,203	$665,501
Fisher & Paykel Healthcare Corp., Ltd.	24,607	563,931
Meridian Energy, Ltd.	205,360	635,884
Spark New Zealand, Ltd.	150,099	440,616
		2,305,932
NORWAY — 0.4%
DNB ASA	95,255	1,254,992
Equinor ASA	80,664	1,142,189
Norsk Hydro ASA (b)	134,264	369,793
Telenor ASA	68,569	995,804
Yara International ASA	17,533	606,849
		4,369,627
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	17,242	157,592
Credicorp, Ltd.	6,659	890,108
		1,047,700
PHILIPPINES — 0.2%
Ayala Land, Inc.	478,600	324,670
BDO Unibank, Inc.	36,127	71,057
Globe Telecom, Inc.	2,550	105,941
GT Capital Holdings, Inc.	8,008	73,000
JG Summit Holdings, Inc.	226,830	295,232
Jollibee Foods Corp.	98,250	276,066
Megaworld Corp.	1,559,600	95,470
Metro Pacific Investments Corp.	3,384,500	251,333
PLDT, Inc. ADR (c)	14,512	354,238
SM Prime Holdings, Inc.	509,200	325,500
Universal Robina Corp.	57,670	150,468
		2,322,975
POLAND — 0.1%
CD Projekt SA (b)	6,129	611,870
LPP SA (b)	48	72,929
Orange Polska SA (b)	84,686	133,270
Polski Koncern Naftowy ORLEN SA	16,339	258,655
Powszechna Kasa Oszczednosci Bank Polski SA	44,215	256,192
Santander Bank Polska SA (b)	3,311	146,815
		1,479,731
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	149,399	713,139
Jeronimo Martins SGPS SA (c)	18,943	331,584
		1,044,723
QATAR — 0.1%
Commercial Bank PQSC	265,097	276,674
Qatar Electricity & Water Co. QSC	98,354	426,804
Qatar National Bank QPSC	228,864	1,093,091
		1,796,569
Security Description	Shares	Value
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	25,648	$131,023
RUSSIA — 0.8%
Gazprom PJSC ADR	389,218	2,100,220
LUKOIL PJSC ADR	36,796	2,730,999
Magnit PJSC GDR	7,476	97,113
MMC Norilsk Nickel PJSC ADR (c)	34,972	920,813
Mobile TeleSystems PJSC ADR	82,680	759,829
Novatek PJSC GDR	738	104,944
Sberbank of Russia PJSC ADR	106,677	1,213,984
Surgutneftegas PJSC ADR	115,274	563,690
Tatneft PJSC ADR (b)	31,715	1,481,725
		9,973,317
SAUDI ARABIA — 0.7%
Abdullah Al Othaim Markets Co.	7,871	234,598
Advanced Petrochemical Co.	19,017	269,716
Al Rajhi Bank	9,851	148,645
Alinma Bank (b)	12,331	47,799
Arab National Bank	27,668	140,147
Bank AlBilad	59,191	349,055
Bank Al-Jazira	13,328	40,151
Banque Saudi Fransi	22,240	169,275
Bupa Arabia for Cooperative Insurance Co.	14,408	419,449
Co. for Cooperative Insurance (b)	17,069	323,542
Dar Al Arkan Real Estate Development Co. (b)	67,770	128,277
Emaar Economic City (b)	492,356	892,568
Etihad Etisalat Co. (b)	51,512	365,294
Jarir Marketing Co.	22,608	879,970
National Commercial Bank	20,371	202,298
Rabigh Refining & Petrochemical Co. (b)	29,988	107,608
Riyad Bank	68,217	306,622
Sahara International Petrochemical Co.	10,143	38,993
Samba Financial Group	16,636	119,082
Saudi Airlines Catering Co.	47,881	988,000
Saudi Arabian Fertilizer Co.	8,488	168,583
Saudi Arabian Mining Co. (b)	14,086	130,683
Saudi British Bank	20,010	121,522
Saudi Cement Co.	28,578	403,795
Saudi Electricity Co.	72,339	301,236
Saudi Industrial Investment Group	13,824	74,445
Saudi Kayan Petrochemical Co. (b)	14,372	31,418
Saudi Telecom Co.	17,988	474,757
Savola Group	17,529	196,740
		8,074,268
SINGAPORE — 0.7%
CapitaLand, Ltd. (b)	354,100	741,172

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
DBS Group Holdings, Ltd.	169,058	$2,520,631
Singapore Exchange, Ltd.	207,200	1,238,700
Singapore Telecommunications, Ltd.	752,000	1,326,060
United Overseas Bank, Ltd.	177,429	2,572,946
Venture Corp., Ltd.	5,700	66,109
		8,465,618
SOUTH AFRICA — 1.2%
Anglo American Platinum, Ltd.	5,216	376,477
Anglo American PLC	84,974	1,962,756
AngloGold Ashanti, Ltd.	31,839	926,474
Aspen Pharmacare Holdings, Ltd. (b)	30,633	253,015
Bid Corp., Ltd.	20,515	334,734
Bidvest Group, Ltd.	24,988	204,276
Capitec Bank Holdings, Ltd.	4,578	226,252
Discovery, Ltd.	67,329	405,136
Exxaro Resources, Ltd.	18,499	138,878
FirstRand, Ltd.	317,075	694,554
Gold Fields, Ltd.	67,543	630,609
Impala Platinum Holdings, Ltd.	17,786	118,744
Mr. Price Group, Ltd.	27,661	227,656
MTN Group, Ltd. (c)	111,103	337,817
MultiChoice Group, Ltd. (b)	29,215	178,686
Naspers, Ltd. Class N	27,501	5,006,543
Nedbank Group, Ltd.	13,830	80,831
Old Mutual, Ltd. (c)	423,314	293,325
PSG Group, Ltd.	14,366	130,952
Rand Merchant Investment Holdings, Ltd.	32,252	54,202
Remgro, Ltd.	34,250	196,925
Sanlam, Ltd.	201,040	681,974
Sasol, Ltd. (b)	29,528	224,668
Sibanye Stillwater, Ltd. (b)	76,416	165,806
Standard Bank Group, Ltd.	115,686	695,781
Woolworths Holdings, Ltd.	54,902	104,590
		14,651,661
SOUTH KOREA — 3.4%
Amorepacific Corp.	570	79,374
Amorepacific Corp. Preference Shares	2,087	123,188
AMOREPACIFIC Group	534	22,908
BGF retail Co., Ltd.	765	88,403
Celltrion Healthcare Co., Ltd. (b)	1,461	131,664
Celltrion Pharm, Inc. (b)	199	20,994
Celltrion, Inc. (b)	6,966	1,772,121
CJ CheilJedang Corp.	2,313	626,876
CJ Corp.	798	57,254
Coway Co., Ltd.	3,082	184,994
E-MART, Inc.	2,711	237,777
Hana Financial Group, Inc.	23,736	532,795
Hanmi Pharm Co., Ltd.	419	84,821
Helixmith Co., Ltd. (b)	1,341	68,117
HLB, Inc. (b)(c)	3,325	255,971
Security Description	Shares	Value
Hotel Shilla Co., Ltd.	3,340	$197,148
Hyundai Department Store Co., Ltd.	4,573	214,042
Hyundai Engineering & Construction Co., Ltd.	2,806	77,099
Hyundai Heavy Industries Holdings Co., Ltd.	819	167,497
Hyundai Mobis Co., Ltd.	3,794	605,602
Hyundai Motor Co.	10,436	847,651
Hyundai Steel Co.	6,473	110,318
Kakao Corp.	1,557	346,259
KB Financial Group, Inc.	30,505	860,992
Kia Motors Corp.	20,815	554,617
Korea Aerospace Industries, Ltd.	4,476	88,378
Korea Electric Power Corp. ADR (b)(c)	42,609	340,020
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	4,591	333,586
Korea Zinc Co., Ltd.	2,068	575,949
KT&G Corp.	13,469	875,650
LG Chem, Ltd.	1,446	589,652
LG Chem, Ltd. Preference Shares	575	119,508
LG Electronics, Inc.	13,432	705,743
LG Household & Health Care, Ltd.	1,003	1,122,366
Lotte Chemical Corp.	1,813	251,711
NAVER Corp.	10,388	2,305,854
NCSoft Corp.	1,699	1,258,518
Pearl Abyss Corp. (b)	765	138,646
POSCO ADR	21,100	781,544
Samsung Biologics Co., Ltd. (b)(e)	559	360,165
Samsung C&T Corp.	4,399	424,229
Samsung Electro-Mechanics Co., Ltd.	2,730	292,780
Samsung Electronics Co., Ltd. GDR	11,916	13,143,348
Samsung Electronics Co., Ltd. Preference Shares	26,471	1,023,321
Samsung Fire & Marine Insurance Co., Ltd.	4,187	612,638
Samsung Heavy Industries Co., Ltd. (b)	32,056	158,568
Samsung SDI Co., Ltd.	2,453	741,294
Samsung SDS Co., Ltd.	1,718	240,664
Samsung Securities Co., Ltd.	25,786	564,876
Shinhan Financial Group Co., Ltd.	35,068	838,180
SK Holdings Co., Ltd.	3,503	847,465
SK Hynix, Inc.	34,429	2,435,805
SK Innovation Co., Ltd.	5,375	585,381
SK Telecom Co., Ltd. ADR	17,229	332,864
		40,357,185
SPAIN — 1.5%
ACS Actividades de Construccion y Servicios SA	20,007	504,246

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Aena SME SA (b)(e)	911	$121,453
Amadeus IT Group SA	21,607	1,125,545
Banco Bilbao Vizcaya Argentaria SA	404,991	1,393,708
Banco Santander SA	913,692	2,231,501
CaixaBank SA	75,604	161,380
Cellnex Telecom SA (e)	4,015	244,592
Ferrovial SA	69,250	1,843,342
Iberdrola SA	473,119	5,483,879
Industria de Diseno Textil SA	81,682	2,162,339
Mapfre SA	201,797	359,011
Naturgy Energy Group SA	29,506	548,959
Repsol SA (c)	103,634	906,263
Telefonica SA	316,056	1,507,593
		18,593,811
SWEDEN — 1.7%
Assa Abloy AB Class B	92,368	1,878,263
Atlas Copco AB Class B	76,577	2,832,395
Epiroc AB Class B	76,577	936,597
EQT AB (c)	2,143	38,448
Essity AB Class B (b)	4,853	156,842
Evolution Gaming Group AB (c)(e)	9,608	572,975
Hennes & Mauritz AB Class B (c)	65,211	944,920
Hexagon AB Class B (b)	290	16,933
Husqvarna AB Class B	108,180	885,955
Sandvik AB (b)	86,510	1,616,610
Securitas AB Class B (b)	57,501	774,876
Skandinaviska Enskilda Banken AB Class A (b)	102,883	891,164
Skanska AB Class B (b)	57,313	1,165,742
SKF AB Class B	37,699	700,636
Svenska Handelsbanken AB Class A (b)	126,341	1,199,315
Swedbank AB Class A (b)	62,664	803,087
Swedish Match AB	138	9,702
Tele2 AB Class B	63,364	840,283
Telefonaktiebolaget LM Ericsson Class B	241,037	2,229,100
Telia Co. AB	139,066	519,446
Volvo AB Class B (b)	98,921	1,549,116
		20,562,405
SWITZERLAND — 7.1%
ABB, Ltd.	162,409	3,655,938
Adecco Group AG	14,249	668,577
Alcon, Inc. (b)	30,690	1,760,655
Cie Financiere Richemont SA	36,043	2,299,023
Coca-Cola HBC AG	11,401	285,686
Credit Suisse Group AG	120,571	1,246,746
Geberit AG	3,846	1,924,725
Givaudan SA	1,024	3,812,645
Glencore PLC	719,162	1,521,456
Julius Baer Group, Ltd.	12,800	535,613
Security Description	Shares	Value
Kuehne + Nagel International AG (b)	8,263	$1,372,588
LafargeHolcim, Ltd.	24,488	1,072,763
Logitech International SA	1,758	114,770
Lonza Group AG	4,588	2,421,949
Nestle SA	184,820	20,429,578
Novartis AG	137,816	11,987,541
Roche Holding AG	43,795	15,176,073
SGS SA	676	1,651,565
Sika AG	8,239	1,585,543
Sonova Holding AG (b)	2,101	419,402
STMicroelectronics NV	38,315	1,041,411
Swatch Group AG (c)	4,056	809,445
Swiss Re AG	24,013	1,851,501
Temenos AG	4,033	626,306
UBS Group AG	248,529	2,860,228
Zurich Insurance Group AG	11,186	3,945,292
		85,077,019
TAIWAN — 3.6%
Accton Technology Corp.	11,000	85,004
Acer, Inc.	392,000	237,821
Advantech Co., Ltd.	33,599	336,508
Airtac International Group	17,000	297,311
ASE Technology Holding Co., Ltd.	138,000	316,182
Asustek Computer, Inc.	11,000	80,530
AU Optronics Corp. ADR (c)	235,173	714,926
Catcher Technology Co., Ltd.	43,000	323,544
Cathay Financial Holding Co., Ltd.	211,595	300,132
Chicony Electronics Co., Ltd.	140,443	405,557
China Airlines, Ltd.	926,000	257,357
China Development Financial Holding Corp.	398,000	127,610
China Life Insurance Co., Ltd. (b)	205,768	152,036
Chunghwa Telecom Co., Ltd. ADR (c)	62,994	2,480,074
Compal Electronics, Inc.	210,000	137,013
CTBC Financial Holding Co., Ltd.	569,558	392,839
Delta Electronics, Inc.	129,785	736,803
E.Sun Financial Holding Co., Ltd.	907,062	854,660
Eclat Textile Co., Ltd.	18,650	216,181
Eva Airways Corp.	584,751	221,973
Feng TAY Enterprise Co., Ltd.	45,139	254,729
Formosa Plastics Corp.	359,000	1,065,885
Foxconn Technology Co., Ltd.	24,240	46,419
Fubon Financial Holding Co., Ltd.	383,000	569,869
Giant Manufacturing Co., Ltd.	88,000	787,405
Globalwafers Co., Ltd.	28,000	382,450
Highwealth Construction Corp.	389,400	574,772
Hiwin Technologies Corp.	24,585	244,563

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Hon Hai Precision Industry Co., Ltd. GDR	550,927	$3,228,432
Hotai Motor Co., Ltd.	7,000	166,788
Innolux Corp.	329,000	88,092
Largan Precision Co., Ltd.	7,000	969,174
MediaTek, Inc.	123,000	2,413,768
Mega Financial Holding Co., Ltd.	25,948	27,175
Micro-Star International Co., Ltd.	79,000	287,838
Pegatron Corp.	48,000	104,120
Phison Electronics Corp.	40,000	398,583
Pou Chen Corp.	132,000	128,848
Powertech Technology, Inc.	135,000	489,586
President Chain Store Corp.	35,000	351,726
Ruentex Development Co., Ltd.	70,913	122,817
Standard Foods Corp.	203,822	435,215
Taishin Financial Holding Co., Ltd.	836,151	378,336
Taiwan Business Bank	2,109,651	772,229
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	288,414	16,373,263
Uni-President Enterprises Corp.	388,000	937,633
United Microelectronics Corp. ADR	451,113	1,190,938
Walsin Technology Corp.	37,000	224,474
Win Semiconductors Corp.	42,000	425,630
Wiwynn Corp.	4,000	108,729
Yageo Corp.	21,169	273,361
Zhen Ding Technology Holding, Ltd.	132,000	574,895
		43,071,803
THAILAND — 0.5%
Advanced Info Service PCL	19,900	119,114
Airports of Thailand PCL	79,100	154,835
Asset World Corp. PCL	1,255,700	156,823
B Grimm Power PCL	67,700	117,187
Bangkok Bank PCL	176,776	611,988
Bangkok Expressway & Metro PCL	452,900	139,207
Bumrungrad Hospital PCL	66,400	250,282
Central Pattana PCL	212,700	335,489
CP ALL PCL NVDR (b)	317,800	696,625
Electricity Generating PCL	7,700	61,535
Energy Absolute PCL	74,300	94,355
Global Power Synergy PCL Class F	67,400	160,282
Gulf Energy Development PCL	173,200	211,544
Home Product Center PCL	208,500	103,887
Indorama Ventures PCL	127,200	114,205
IRPC PCL	4,478,800	379,664
Kasikornbank PCL	84,200	253,356
Land & Houses PCL	87,000	21,393
Minor International PCL (b)(c)	320,600	210,570
Osotspa PCL	115,900	142,496
PTT Global Chemical PCL	7,100	10,624
Security Description	Shares	Value
PTT PCL	1,012,520	$1,236,678
Ratch Group PCL	38,500	77,542
Siam Cement PCL	8,300	98,824
Siam Commercial Bank PCL NVDR	102,000	239,262
Srisawad Corp. PCL (b)	22,500	37,491
Thai Union Group PCL Class F	249,300	104,051
TMB Bank PCL	3,026,476	102,817
Total Access Communication PCL	10,300	13,080
		6,255,206
TURKEY — 0.1%
Akbank T.A.S. (b)	502,081	445,334
Anadolu Efes Biracilik Ve Malt Sanayii A/S	53,743	167,154
BIM Birlesik Magazalar A/S	19,683	195,258
Turkiye Garanti Bankasi A/S (b)	339,218	418,657
Turkiye Is Bankasi A/S Class C (b)	471,440	383,768
		1,610,171
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Commercial Bank PJSC	126,255	170,143
Aldar Properties PJSC	362,783	175,804
Emaar Malls PJSC (b)	894,733	333,715
Emaar Properties PJSC (b)	144,797	107,617
Emirates Telecommunications Group Co. PJSC	13,888	62,386
First Abu Dhabi Bank PJSC	102,705	314,282
		1,163,947
UNITED KINGDOM — 8.4%
3i Group PLC	93,169	958,486
Associated British Foods PLC	10,623	251,359
AstraZeneca PLC	78,836	8,202,880
Auto Trader Group PLC (e)	57,559	374,375
Aviva PLC	256,661	867,669
BAE Systems PLC	219,947	1,313,720
Barclays PLC	1,060,250	1,498,954
Barratt Developments PLC	39,574	242,483
Berkeley Group Holdings PLC	3,509	180,583
BP PLC	1,248,323	4,738,341
British American Tobacco PLC	144,097	5,527,449
British Land Co. PLC REIT	191,463	914,113
BT Group PLC	499,491	703,884
Burberry Group PLC	38,510	761,090
CNH Industrial NV (b)	59,621	417,048
Compass Group PLC	134,371	1,846,241
Diageo PLC	156,627	5,189,465
Experian PLC	67,338	2,345,489
Fiat Chrysler Automobiles NV (b)	70,030	703,483
GlaxoSmithKline PLC	303,788	6,143,152
GVC Holdings PLC	26,124	239,057
Hargreaves Lansdown PLC	4,457	89,683

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
HSBC Holdings PLC	1,192,122	$5,576,728
Imperial Brands PLC	70,451	1,339,253
InterContinental Hotels Group PLC	11,312	498,564
ITV PLC	47,198	43,552
J Sainsbury PLC	177,033	456,515
Land Securities Group PLC REIT	89,191	609,431
Legal & General Group PLC	80,300	219,174
Lloyds Banking Group PLC	3,583,564	1,380,383
London Stock Exchange Group PLC	6,946	717,324
M&G PLC	121,595	251,732
National Grid PLC	301,805	3,688,830
Next PLC	13,229	799,962
Ocado Group PLC (b)	21,958	550,223
Pearson PLC	79,805	567,780
Persimmon PLC	12,967	366,264
Prudential PLC	121,595	1,830,709
Reckitt Benckiser Group PLC	41,411	3,802,765
RELX PLC (d)	116,167	2,684,124
RELX PLC (d)	36,731	849,841
Rio Tinto PLC	72,937	4,099,604
Rolls-Royce Holdings PLC	130,093	458,760
Royal Bank of Scotland Group PLC	195,154	293,217
RSA Insurance Group PLC	82,517	417,824
Sage Group PLC	160,420	1,331,609
Segro PLC REIT	85,494	945,446
Severn Trent PLC	52,096	1,595,729
Smith & Nephew PLC	88,578	1,647,725
Smiths Group PLC	26,510	462,511
SSE PLC	114,006	1,922,115
Standard Chartered PLC	181,100	984,800
Standard Life Aberdeen PLC	201,398	665,916
Taylor Wimpey PLC	156,847	276,359
Tesco PLC	646,861	1,823,116
Unilever NV	95,035	5,043,397
Unilever PLC	79,437	4,274,537
United Utilities Group PLC	77,749	874,399
Vodafone Group PLC	1,757,576	2,798,404
Whitbread PLC	17,092	469,262
WPP PLC	94,684	737,983
		100,864,871
UNITED STATES — 0.1%
Ferguson PLC	16,654	1,360,597
TOTAL COMMON STOCKS (Cost $1,290,742,114)		1,187,682,255

RIGHTS — 0.0% (a)
SPAIN — 0.0% (a)
ACS Actividades de Construccion y Servicios SA (expiring 7/10/20) (b) (c)	20,311	31,675
Security Description	Shares	Value
Repsol SA (expiring 7/9/20) (b) (c)	107,299	$52,218
Telefonica SA (expiring 7/6/20) (b)	320,876	63,105
		146,998
THAILAND — 0.0% (a)
Minor International PCL (expiring 7/23/20) (b)	39,097	1,771
TOTAL RIGHTS (Cost $160,641)		148,769
SHORT-TERM INVESTMENT — 1.4%
State Street Navigator Securities Lending Portfolio II (g) (h) (Cost $16,620,991)	16,620,991	16,620,991
TOTAL INVESTMENTS — 100.6% (Cost $1,307,523,746)		1,204,452,015
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(6,783,390)
NET ASSETS — 100.0%		$1,197,668,625
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at June 30, 2020.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2020, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,183,180,825	$4,501,430	$0(a)	$1,187,682,255
Rights	146,998	1,771	—	148,769
Short-Term Investment	16,620,991	—	—	16,620,991
TOTAL INVESTMENTS	$1,199,948,814	$4,503,201	$0	$1,204,452,015
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2020.
Sector Breakdown as of June 30, 2020

% of Net Assets
Financials	17.6%
Consumer Discretionary	12.6
Industrials	11.7
Health Care	10.9
Information Technology	10.9
Consumer Staples	9.8
Communication Services	7.8
Materials	7.3
Energy	4.9
Utilities	3.3
Real Estate	2.4
Short-Term Investment	1.4
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	230,076	$230,099	$36,839,743	$37,069,853	$11	$—	—	$—	$16,793
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	21,000,417	21,000,417	—	—	—	—	2,681
State Street Navigator Securities Lending Portfolio II	—	—	217,909,579	201,288,588	—	—	16,620,991	16,620,991	144,852
State Street Navigator Securities Lending Portfolio III	50,583,890	50,583,890	28,972,306	79,556,196	—	—	—	—	31,958
Total		$50,813,989	$304,722,045	$338,915,054	$11	$—		$16,620,991	$196,284
See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ARGENTINA — 0.1%
Adecoagro SA (a)	2,659	$11,540
Banco Macro SA ADR	200	3,710
Despegar.com Corp. (a)(b)	1,555	11,165
Globant SA (a)	650	97,403
Grupo Supervielle SA ADR (b)	5,967	13,127
IRSA Inversiones y Representaciones SA ADR (a)	5,520	16,726
MercadoLibre, Inc. (a)	195	192,225
Pampa Energia SA ADR (a)	1,452	15,231
		361,127
AUSTRALIA — 2.1%
Afterpay, Ltd. (a)	752	31,578
Alumina, Ltd. (b)	160,244	179,283
AMP, Ltd. (a)	43,481	55,533
Australia & New Zealand Banking Group, Ltd.	10,848	139,219
Avita Medical, Ltd. (a)(b)	1,606	9,953
BHP Group PLC	3,196	65,332
BHP Group, Ltd.	13,489	332,667
Boral, Ltd.	66,496	173,516
Brambles, Ltd.	32,406	242,526
Coca-Cola Amatil, Ltd.	15,873	94,641
Coles Group, Ltd.	14,785	174,782
Commonwealth Bank of Australia	3,580	171,108
Cooper Energy, Ltd. (a)	55,793	14,405
CSL, Ltd.	5,711	1,128,491
Ecofibre, Ltd. (a)(b)	5,428	8,297
EML Payments, Ltd. (a)(b)	8,168	18,783
Fortescue Metals Group, Ltd.	24,118	229,983
Iluka Resources, Ltd. (b)	5,414	31,833
Insurance Australia Group, Ltd. (b)	72,305	287,242
Kogan.com, Ltd.	3,396	34,418
Lendlease Group Stapled Security	38,248	325,748
Macquarie Group, Ltd.	6,504	531,091
Megaport, Ltd. (a)(b)	6,224	51,765
Mesoblast, Ltd. (a)(b)	4,342	9,716
National Australia Bank, Ltd.	14,407	180,728
Newcrest Mining, Ltd.	7,612	165,244
Origin Energy, Ltd.	24,112	96,950
Orora, Ltd. (b)	1,915	3,349
OZ Minerals, Ltd.	23,309	175,889
PolyNovo, Ltd. (a)(b)	22,594	39,512
Pro Medicus, Ltd. (b)	2,017	36,745
QBE Insurance Group, Ltd.	11,308	68,980
Rio Tinto, Ltd.	811	54,698
Santos, Ltd.	20,287	74,028
Scentre Group REIT	33,839	50,557
Shopping Centres Australasia Property Group REIT	401,263	602,268
Sonic Healthcare, Ltd.	17,988	376,868
South32, Ltd. (b)	9,915	13,836
Suncorp Group, Ltd.	23,776	151,093
Sydney Airport Stapled Security	2,460	9,603
Security Description	Shares	Value
Transurban Group Stapled Security	30,077	$292,604
Vicinity Centres REIT (b)	125,784	123,841
Wesfarmers, Ltd.	14,785	456,346
Westpac Banking Corp.	16,429	203,039
Woodside Petroleum, Ltd.	7,326	109,202
Woolworths Group, Ltd.	5,595	143,609
		7,770,899
AUSTRIA — 0.1%
DO & Co. AG (b)	3,388	173,138
OMV AG	6,511	217,630
S&T AG (a)	902	23,098
Schoeller-Bleckmann Oilfield Equipment AG	4,235	111,541
		525,407
BELGIUM — 0.3%
Anheuser-Busch InBev SA	3,774	185,934
Biocartis NV (a)(b)(c)	7,146	37,080
Exmar NV (a)(b)	3,309	8,213
Solvay SA	2,201	176,159
UCB SA	5,704	660,505
		1,067,891
BRAZIL — 0.6%
Ambev SA ADR (b)	49,285	130,112
Anima Holding SA (a)	10,014	44,810
Banco Bradesco SA ADR	57,765	220,085
Banco Inter SA	2,018	15,142
BK Brasil Operacao e Assessoria a Restaurantes SA	1,312	2,733
Cia Energetica de Minas Gerais ADR (b)	5,573	11,425
Cia Siderurgica Nacional SA ADR (b)	24,218	47,467
Construtora Tenda SA	5,396	30,475
Cyrela Brazil Realty SA Empreendimentos e Participacoes	6,250	26,009
Even Construtora e Incorporadora SA	36,888	74,303
Ez Tec Empreendimentos e Participacoes SA	8,448	61,389
Gerdau SA ADR (b)	21,853	64,685
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	1,022	3,453
Itau Unibanco Holding SA Preference Shares ADR	47,151	221,138
Light SA (a)	300	906
Linx SA	4,200	19,383
Marfrig Global Foods SA (a)	1,813	4,164
Minerva SA (a)	10,088	24,160
Natura & Co. Holding SA ADR (b)	6,421	93,169
Omega Geracao SA (a)	15,235	104,659
Petro Rio SA (a)	8,060	51,949
Petroleo Brasileiro SA Preference Shares ADR (b)	32,099	255,829
Petroleo Brasileiro SA ADR	12,478	103,193
Santos Brasil Participacoes SA	1,500	1,505

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
TIM Participacoes SA ADR	8,341	$107,933
Trisul SA	15,758	34,238
Vale SA ADR	37,811	389,831
Via Varejo SA (a)	12,055	33,613
		2,177,758
CANADA — 3.0%
Advantage Oil & Gas, Ltd. (a)(b)	17,775	21,664
Alamos Gold, Inc. Class A (b)	564	5,242
Altius Minerals Corp. (b)	4,788	34,240
Aphria, Inc. (a)(b)	2,847	12,166
Aurinia Pharmaceuticals, Inc. (a)	4,486	72,593
Aurora Cannabis, Inc. (a)(b)	375	4,623
B2Gold Corp. (b)	5,396	30,585
Ballard Power Systems, Inc. (a)(b)	4,869	74,679
Bank of Montreal	3,593	190,624
Bank of Nova Scotia	4,490	185,204
Barrick Gold Corp.	6,434	172,565
Birchcliff Energy, Ltd. (b)	2,460	2,059
Brookfield Asset Management, Inc. Class A	15,485	507,981
Cameco Corp.	9,254	94,578
Canacol Energy, Ltd. (b)	11,926	33,624
Canada Goose Holdings, Inc. (a)(b)	441	10,206
Canadian Imperial Bank of Commerce (b)	1,634	108,861
Canadian National Railway Co.	6,983	615,806
Canadian Natural Resources, Ltd.	6,983	120,741
Canadian Pacific Railway, Ltd.	1,471	372,956
Canadian Tire Corp., Ltd. Class A (b)	1,726	149,080
Canopy Growth Corp. (a)(b)	1,175	18,971
Cenovus Energy, Inc.	8,878	41,392
Corby Spirit and Wine, Ltd. (b)	3,112	37,129
Crescent Point Energy Corp. (b)	4,579	7,396
Cronos Group, Inc. (a)(b)	3,566	21,417
Dundee Precious Metals, Inc.	5,208	34,185
Eldorado Gold Corp. (a)(b)	3,563	34,244
Enbridge, Inc.	9,612	291,324
Endeavour Silver Corp. (a)(b)	21,947	49,631
Enerplus Corp. (b)	9,155	25,677
Equinox Gold Corp. (a)(b)	6,680	74,451
Equitable Group, Inc. (b)	450	23,587
First Majestic Silver Corp. (a)(b)	31,197	309,221
First Quantum Minerals, Ltd.	4,306	34,208
George Weston, Ltd.	553	40,379
goeasy, Ltd. (b)	636	25,533
IAMGOLD Corp. (a)(b)	8,142	32,221
IGM Financial, Inc. (b)	2,738	66,319
Imperial Oil, Ltd. (b)	5,062	81,170
Jamieson Wellness, Inc. (b)	1,365	35,658
Just Energy Group, Inc. (b)	11,119	5,633
Kinaxis, Inc. (a)	188	26,787
Kinross Gold Corp. (a)	15,030	108,145
Kirkland Lake Gold, Ltd.	2,004	82,249
Lightspeed POS, Inc. (a)(b)	1,550	36,906
Lithium Americas Corp. (a)(b)	2,580	13,260
Security Description	Shares	Value
Loblaw Cos., Ltd.	5,689	$276,138
MAG Silver Corp. (a)(b)	188	2,645
Major Drilling Group International, Inc. (a)(b)	486	1,531
Manulife Financial Corp.	18,188	246,646
MEG Energy Corp. (a)(b)	2,922	8,088
Minto Apartment Real Estate Investment Trust	5,050	73,785
MTY Food Group, Inc. (b)	2,826	50,503
National Bank of Canada (b)	9,614	434,254
New Gold, Inc. (a)(b)	13,023	17,594
NexGen Energy, Ltd. (a)(b)	25,154	32,689
Novagold Resources, Inc. (a)	564	5,156
Nutrien, Ltd. (b)	5,681	181,942
Onex Corp.	6,050	272,428
Organigram Holdings, Inc. (a)(b)	5,783	9,001
Osisko Mining, Inc. (a)	22,681	63,780
Pan American Silver Corp. (b)	752	22,764
Park Lawn Corp.	3,104	51,095
Premier Gold Mines, Ltd. (a)	19,823	32,165
Pretium Resources, Inc. (a)(b)	2,098	17,499
Real Matters, Inc. (a)(b)	6,157	119,704
Rogers Communications, Inc. Class B	9,628	385,615
Royal Bank of Canada	8,433	570,311
Sandstorm Gold, Ltd. (a)(b)	752	7,194
Shaw Communications, Inc. Class B	6,616	107,546
Shopify, Inc. Class A (a)	645	610,794
Silvercorp Metals, Inc. (b)	6,492	34,605
SilverCrest Metals, Inc. (a)(b)	30,755	281,131
SNC-Lavalin Group, Inc. (b)	4,031	67,805
Summit Industrial Income REIT	5,033	42,311
Sun Life Financial, Inc.	9,917	363,259
Suncor Energy, Inc.	14,133	237,522
TC Energy Corp. (b)	6,341	270,028
Teck Resources, Ltd. Class B	5,041	52,631
TELUS Corp.	27,871	465,949
Teranga Gold Corp. (a)(b)	4,412	39,844
Tervita Corp. (a)	19,266	53,894
Tilray, Inc. Class 2 (a)(b)	1,172	8,333
Torex Gold Resources, Inc. (a)	1,172	18,406
Toronto-Dominion Bank (b)	13,580	604,121
TransAlta Corp.	15,764	93,172
Transat AT, Inc. (a)(b)	12,771	53,728
Uranium Participation Corp. (a)	4,788	16,101
Wesdome Gold Mines, Ltd. (a)	6,596	56,807
Wheaton Precious Metals Corp. (b)	4,326	189,652
WPT Industrial Real Estate Investment Trust	5,676	73,220
Yamana Gold, Inc.	11,927	64,627
		11,065,183
CAYMAN ISLANDS — 0.0% (d)
111, Inc. ADR (a)	1,500	9,525
Homeland Interactive Technology, Ltd.	118,000	43,543

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Kaisa Prosperity Holdings, Ltd.	16,250	$66,569
		119,637
CHILE — 0.0% (d)
Enel Americas SA ADR	5,873	44,106
Enel Chile SA ADR	3,048	11,491
Liberty Latin America, Ltd. Class C (a)	748	7,061
Sociedad Quimica y Minera de Chile SA ADR (b)	624	16,268
		78,926
CHINA — 4.1%
21Vianet Group, Inc. ADR (a)	2,484	59,268
58.com, Inc. ADR (a)	636	34,306
AAC Technologies Holdings, Inc. (b)	2,500	15,338
Agricultural Bank of China, Ltd. Class H	293,000	117,949
AK Medical Holdings, Ltd. (c)	4,000	12,722
Alibaba Group Holding, Ltd. ADR (a)	13,342	2,877,869
Alibaba Health Information Technology, Ltd. (a)	12,000	34,992
Anhui Conch Cement Co., Ltd. Class H	6,000	40,411
ANTA Sports Products, Ltd.	5,000	44,126
Aoyuan Healthy Life Group Co., Ltd.	16,000	16,371
Ascletis Pharma, Inc. (a)(b)(c)	6,000	2,500
Autohome, Inc. ADR	441	33,295
Baidu, Inc. ADR (a)	1,928	231,148
Bank of China, Ltd. Class H	643,000	238,104
Bank of Communications Co., Ltd. Class H	201,000	123,964
Baozun, Inc. ADR (a)(b)	5,311	204,208
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H	5,000	34,063
Beijing Shunxin Agriculture Co., Ltd. Class A	1,400	11,287
Beijing Sinnet Technology Co., Ltd. Class A	8,700	32,091
Beijing Tiantan Biological Products Corp., Ltd. Class A	8,400	53,875
Centre Testing International Group Co., Ltd. Class A	7,857	21,967
China CITIC Bank Corp., Ltd. Class H	75,000	32,708
China Conch Venture Holdings, Ltd.	5,000	21,096
China Construction Bank Corp. Class H	655,000	529,885
China Life Insurance Co., Ltd. Class H	91,000	183,164
China Mengniu Dairy Co., Ltd.	9,000	34,372
China Merchants Bank Co., Ltd. Class H	128,674	591,866
China Minsheng Banking Corp., Ltd. Class H	46,000	31,575
Security Description	Shares	Value
China National Software & Service Co., Ltd. Class A	1,200	$13,447
China New Higher Education Group, Ltd. (c)	2,000	1,321
China Overseas Land & Investment, Ltd.	56,000	169,435
China Overseas Property Holdings, Ltd.	5,000	5,290
China Pacific Insurance Group Co., Ltd. Class H	17,600	47,006
China Petroleum & Chemical Corp. Class H	333,200	138,861
China Resources Beer Holdings Co., Ltd.	8,000	44,591
China Resources Gas Group, Ltd.	2,000	9,741
China Shenhua Energy Co., Ltd. Class H	43,500	68,024
China Telecom Corp., Ltd. Class H	210,000	58,797
China Tower Corp., Ltd. Class H (c)	228,000	40,302
China TransInfo Technology Co., Ltd. Class A	9,000	30,549
China Unicom Hong Kong, Ltd.	34,000	18,381
China Vanke Co., Ltd. Class H	6,900	21,812
Chlitina Holding, Ltd.	2,000	14,710
Chongqing Brewery Co., Ltd. Class A	2,100	21,690
CITIC, Ltd.	90,000	84,537
CNOOC, Ltd.	109,000	121,229
COFCO Meat Holdings, Ltd. (b)	75,000	24,773
COSCO SHIPPING Ports, Ltd.	34,828	18,694
Country Garden Holdings Co., Ltd.	74,489	91,496
Country Garden Services Holdings Co., Ltd.	4,000	18,580
CSPC Pharmaceutical Group, Ltd.	16,800	31,734
CStone Pharmaceuticals (a)(c)	7,500	10,703
Daqo New Energy Corp. ADR (a)	1,652	122,644
ENN Energy Holdings, Ltd.	1,800	20,252
Ever Sunshine Lifestyle Services Group, Ltd.	20,000	30,914
G-bits Network Technology Xiamen Co., Ltd. Class A	300	23,303
Geely Automobile Holdings, Ltd.	17,000	26,760
Glory Sun Land Group, Ltd. (a)	420,000	24,657
GSX Techedu, Inc. ADR (a)(b)	400	23,996
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	6,800	86,109
Health & Happiness H&H International Holdings, Ltd.	45,500	205,765
Hengan International Group Co., Ltd.	8,500	66,570
Huami Corp. ADR (a)	564	6,971
Huaneng Power International, Inc. Class H	178,000	66,832
HUYA, Inc. ADR (a)(b)	1,305	24,364
Industrial & Commercial Bank of China, Ltd. Class H	453,000	274,707
Innovent Biologics, Inc. (a)(c)	5,500	40,804
JD.com, Inc. ADR (a)	4,409	265,334

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Jiangsu King's Luck Brewery JSC, Ltd. Class A	7,100	$39,972
Jianpu Technology, Inc. ADR (a)(b)	5,591	3,634
JinkoSolar Holding Co., Ltd. ADR (a)(b)	3,299	58,425
Jinyu Bio-Technology Co., Ltd. Class A	8,200	32,300
JOYY, Inc. ADR (a)	349	30,904
Konka Group Co., Ltd. Class B	254,700	75,913
Lenovo Group, Ltd.	34,000	18,820
Li Ning Co., Ltd.	6,500	20,631
Lingyi iTech Guangdong Co. Class A (a)	11,100	16,695
Longfor Group Holdings, Ltd. (c)	8,500	40,414
Meituan Dianping Class B (a)	25,000	554,484
Microport Scientific Corp. (b)	3,000	12,077
Momo, Inc. ADR	1,002	17,515
NanJi E-Commerce Co., Ltd. Class A	16,500	49,422
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	7,000	63,951
NetEase, Inc. ADR	566	243,029
New Oriental Education & Technology Group, Inc. ADR (a)	753	98,063
NIO, Inc. ADR (a)	8,091	62,462
Niu Technologies ADR (a)	1,100	17,600
NOVA Group Holdings, Ltd. (b)	45,000	853
PetroChina Co., Ltd. Class H	176,000	58,360
PICC Property & Casualty Co., Ltd. Class H	181,788	149,878
Pinduoduo, Inc. ADR (a)	1,802	154,684
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	1,100	16,733
Ping An Insurance Group Co. of China, Ltd. Class H	45,500	454,974
Postal Savings Bank of China Co., Ltd. Class H (b)(c)	71,000	40,765
Q Technology Group Co., Ltd.	18,000	23,457
Qutoutiao, Inc. ADR (a)(b)	10,094	30,080
Scholar Education Group	11,000	22,510
Semiconductor Manufacturing International Corp. (a)(b)	10,000	34,837
Shanghai Baosight Software Co., Ltd. Class A	2,100	17,554
Shanxi Meijin Energy Co., Ltd. Class A (a)	19,600	17,360
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	900	18,464
Shengyi Technology Co., Ltd. Class A	7,900	32,717
Shenzhen Goodix Technology Co., Ltd. Class A	400	12,615
Shenzhen Kangtai Biological Products Co., Ltd. Class A	1,000	22,944
Shenzhou International Group Holdings, Ltd.	7,300	87,972
Sichuan Swellfun Co., Ltd. Class A	1,400	12,364
Sohu.com, Ltd. ADR (a)	2,116	19,488
Security Description	Shares	Value
Sunac China Holdings, Ltd.	8,000	$33,495
Sunny Optical Technology Group Co., Ltd.	7,100	113,593
TAL Education Group ADR (a)	2,557	174,848
Tencent Holdings, Ltd.	46,100	2,965,694
Trip.com Group, Ltd. ADR (a)	2,481	64,307
Uxin, Ltd. ADR (a)(b)	11,950	17,088
Vipshop Holdings, Ltd. ADR (a)	5,310	105,722
Visionox Technology, Inc. Class A (a)	9,200	18,588
Walvax Biotechnology Co., Ltd. Class A	6,800	50,376
Will Semiconductor, Ltd. Class A	600	17,144
Winning Health Technology Group Co., Ltd. Class A	9,490	30,802
Wise Talent Information Technology Co., Ltd. (a)	16,000	35,466
Wuhan Guide Infrared Co., Ltd. Class A	11,629	48,176
WUS Printed Circuit Kunshan Co., Ltd. Class A	7,900	27,921
Wuxi Biologics Cayman, Inc. (a)(c)	4,500	82,331
Xiaomi Corp. Class B (a)(c)	52,800	87,473
Yanzhou Coal Mining Co., Ltd. Class H	34,000	25,400
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b)(c)	12,200	24,934
Yintech Investment Holdings, Ltd. ADR	2,663	16,058
Yum China Holdings, Inc.	4,786	230,063
Zai Lab, Ltd. ADR (a)	376	30,881
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	1,500	13,211
ZTO Express Cayman, Inc. ADR	1,855	68,097
		15,046,793
COLOMBIA — 0.0% (d)
Bancolombia SA ADR	810	21,311
Frontera Energy Corp. (b)	625	1,560
		22,871
DENMARK — 0.7%
Ambu A/S Class B (b)	450	14,132
AP Moller - Maersk A/S Class B	182	211,951
Chemometec A/S	481	22,833
Danske Bank A/S (a)	7,881	104,843
Drilling Co. of 1972 A/S (a)	356	7,500
DSV Panalpina A/S	7,812	953,316
Novo Nordisk A/S Class B	17,264	1,117,121
Zealand Pharma A/S (a)	7,797	267,187
		2,698,883
EGYPT — 0.0% (d)
Cleopatra Hospital (a)	65,351	21,217
Heliopolis Housing	49,688	17,886
Medinet Nasr Housing	22,172	3,750

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Orascom Development Holding AG (a)(b)	3,293	$30,513
Oriental Weavers (a)	68,057	23,150
		96,516
FINLAND — 0.4%
BasWare Oyj (a)	337	11,298
Fortum Oyj	6,142	116,617
Metso Oyj (b)	3,661	119,943
Nokia Oyj	38,060	166,222
Nordea Bank Abp (a)(e)	25,512	176,102
Nordea Bank Abp (a)(e)	446	3,080
Sampo Oyj Class A	4,306	148,087
UPM-Kymmene Oyj	14,015	404,857
Valmet Oyj	718	18,733
Wartsila OYJ Abp	12,477	103,112
		1,268,051
FRANCE — 2.7%
AB Science SA (a)	2,774	27,947
Accor SA (a)	7,693	209,184
Airbus SE (a)	3,133	223,516
Alstom SA	5,683	264,314
AXA SA (b)	14,783	309,025
BNP Paribas SA (a)	7,867	312,523
Bouygues SA (a)	4,497	153,595
Capgemini SE	5,520	632,068
Carrefour SA	10,134	156,559
CGG SA (a)	11,105	12,146
Credit Agricole SA (a)	16,063	152,051
Danone SA	4,589	317,289
DBV Technologies SA (a)	1,397	12,356
Engie SA	7,535	93,092
EssilorLuxottica SA (a)	3,497	448,735
Fnac Darty SA (a)	3,755	155,033
Genfit (a)(b)	3,320	18,775
Hermes International	18	15,037
Innate Pharma SA (a)	5,420	33,755
Kering SA	918	499,287
L'Oreal SA (a)	1,742	558,980
LVMH Moet Hennessy Louis Vuitton SE	1,470	644,727
Oeneo SA	201	2,506
Orange SA	21,546	257,602
Pernod Ricard SA	2,095	329,538
Publicis Groupe SA	4,045	130,888
Renault SA (a)	5,223	132,459
Sanofi	6,882	700,681
Schneider Electric SE	4,970	551,954
Societe Generale SA (a)	6,902	114,729
Sodexo SA	4,398	297,365
TOTAL SA	12,764	487,062
Unibail-Rodamco-Westfield (b)	9,979	27,757
Unibail-Rodamco-Westfield REIT (b)	1,655	93,238
Vallourec SA (a)(b)	1,098	45,826
Veolia Environnement SA	13,221	297,280
Security Description	Shares	Value
Vinci SA	6,348	$584,640
Vivendi SA	16,239	416,575
		9,720,094
GERMANY — 2.5%
Adidas AG (a)	2,747	720,724
AIXTRON SE (a)	2,275	27,417
Allianz SE	3,492	712,870
BASF SE	5,704	319,554
Bayer AG	7,337	542,146
Commerzbank AG (a)	5,155	22,968
CompuGroup Medical SE & Co. KgaA	8,338	656,006
CropEnergies AG	3,204	32,207
Daimler AG	7,902	320,792
Datagroup SE	359	21,531
Delivery Hero SE (a)(c)	103	10,523
Deutsche Bank AG (a)	10,458	99,417
Deutsche Boerse AG	2,738	495,259
Deutsche Lufthansa AG (a)(b)	16,769	168,415
Deutsche Post AG	13,581	496,501
Deutsche Telekom AG	22,406	376,095
E.ON SE	14,040	157,927
Eckert & Ziegler Strahlen- und Medizintechnik AG	75	12,518
Elmos Semiconductor AG	1,267	30,737
Encavis AG	1,286	18,748
Flatex AG (a)	660	33,728
Fresenius Medical Care AG & Co. KGaA	1,379	118,175
HelloFresh SE (a)	1,906	101,470
LPKF Laser & Electronics AG	2,101	45,543
Merck KGaA	4,786	555,278
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,095	544,484
Puma SE (a)	734	56,735
RIB Software SE	84	2,736
RWE AG	4,694	164,014
Salzgitter AG (a)	4,681	65,850
SAP SE	6,895	962,749
Siemens AG	5,584	657,020
Thyssenkrupp AG (a)	8,786	62,307
Uniper SE	1,086	35,007
VERBIO Vereinigte BioEnergie AG	5,216	54,483
Volkswagen AG	1,655	266,368
Volkswagen AG Preference Shares	1,460	221,274
		9,189,576
HONG KONG — 1.2%
AIA Group, Ltd.	74,600	695,905
Bank of East Asia, Ltd.	53,905	123,105
CA Cultural Technology Group, Ltd.	15,000	3,909
China Gas Holdings, Ltd.	17,800	54,890
China Mobile, Ltd.	46,000	310,408
China Resources Land, Ltd.	15,000	56,803
China Youzan, Ltd. (a)	60,000	9,909

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
CK Asset Holdings, Ltd.	92,920	$553,891
CK Hutchison Holdings, Ltd.	45,920	295,056
Guangdong Investment, Ltd.	4,000	6,864
Hang Lung Properties, Ltd.	94,000	222,676
Henderson Land Development Co., Ltd.	18,910	71,732
Hong Kong Exchanges & Clearing, Ltd.	11,468	488,287
Link REIT	45,558	372,378
New World Development Co., Ltd.	32,383	153,758
Sands China, Ltd.	36,800	144,343
Shangri-La Asia, Ltd.	34,000	29,216
Sino Biopharmaceutical, Ltd.	59,000	111,142
Sun Hung Kai Properties, Ltd.	45,753	584,129
Swire Pacific, Ltd. Class A	8,500	45,075
		4,333,476
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC (a)	8,464	49,833
Richter Gedeon Nyrt	8,627	178,239
		228,072
INDIA — 1.0%
Aavas Financiers, Ltd. (a)	4,602	81,628
AstraZeneca Pharma India, Ltd.	362	17,009
Can Fin Homes, Ltd.	4,405	19,711
Dr Reddy's Laboratories, Ltd. ADR	9,626	510,274
ICICI Bank, Ltd. ADR	33,815	314,141
Infosys, Ltd. ADR	61,447	593,578
Inox Leisure, Ltd.	1,724	5,173
Just Dial, Ltd. (a)	3,196	17,004
LA Opala RG, Ltd.	513	1,276
Larsen & Toubro, Ltd. GDR	14,426	179,459
Mahindra & Mahindra, Ltd. GDR	11,188	74,064
Orient Electric, Ltd.	3,828	10,325
Procter & Gamble Health, Ltd. (a)	65	3,504
Radico Khaitan, Ltd.	1,150	5,689
Reliance Industries, Ltd. GDR (c)	15,248	704,458
SpiceJet, Ltd. (a)	3,200	2,130
State Bank of India GDR (a)	6,427	151,356
Suven Life Sciences, Ltd. (a)	77,385	42,431
Suven Pharmaceuticals, Ltd. (a)	105,112	654,864
Tata Motors, Ltd. ADR (a)(b)	9,177	60,293
Ujjivan Financial Services, Ltd.	1,082	3,157
Vedanta, Ltd. ADR	14,334	80,414
Wipro, Ltd. ADR	54,591	180,696
		3,712,634
INDONESIA — 0.3%
Astra International Tbk PT	237,100	79,670
Bank Central Asia Tbk PT	203,600	405,846
Bank Mandiri Persero Tbk PT	311,700	108,010
Bank Rakyat Indonesia Persero Tbk PT	653,100	138,529
Gudang Garam Tbk PT	17,500	57,792
Security Description	Shares	Value
Telekomunikasi Indonesia Persero Tbk PT	924,300	$197,348
		987,195
IRELAND — 0.6%
Accenture PLC Class A	4,786	1,027,650
Cairn Homes PLC (a)	109,761	107,252
CRH PLC	7,710	264,114
Flutter Entertainment PLC (b)	88	11,564
Glenveagh Properties PLC (a)(c)	15,340	11,578
Keywords Studios PLC	549	12,292
Prothena Corp. PLC (a)	4,048	42,342
Trane Technologies PLC	8,271	735,953
		2,212,745
ISRAEL — 0.3%
Bank Hapoalim BM	32,094	190,842
Bank Leumi Le-Israel BM	146,068	730,562
Compugen, Ltd. (a)(b)	1,500	22,530
Fiverr International, Ltd. (a)	125	9,228
Isracard, Ltd.	1,572	3,571
Teva Pharmaceutical Industries, Ltd. ADR (a)	4,856	59,874
		1,016,607
ITALY — 0.5%
Assicurazioni Generali SpA	13,304	201,274
Atlantia SpA (a)(b)	3,572	57,370
Enel SpA	58,625	505,555
Eni SpA	20,190	192,523
Ferrari NV	1,084	184,877
Intesa Sanpaolo SpA (a)	105,758	202,357
Italgas SpA	5,482	31,832
Mediaset SpA (a)(b)	52,017	92,483
Saipem SpA	4,507	11,233
Snam SpA	33,202	161,618
Telecom Italia SpA (b)	247,126	97,063
UniCredit SpA (a)	14,040	129,117
		1,867,302
JAPAN — 7.0%
Advantest Corp.	200	11,345
Aeon Fantasy Co., Ltd. (b)	400	5,695
AI inside, Inc. (a)	100	29,893
Aisin Seiki Co., Ltd.	1,700	49,479
Akatsuki, Inc.	100	3,545
AnGes, Inc. (a)(b)	1,200	24,860
Arcland Service Holdings Co., Ltd. (b)	1,300	23,027
Aruhi Corp. (a)	600	8,487
Asahi Group Holdings, Ltd. (b)	1,700	59,500
Asahi Kasei Corp.	45,600	370,092
Astellas Pharma, Inc.	18,300	305,240
BayCurrent Consulting, Inc.	300	24,915
Bengo4.com, Inc. (a)	300	28,530
Bridgestone Corp. (b)	1,700	54,663
BRONCO BILLY Co., Ltd. (b)	2,000	44,881
Canon, Inc. (b)	1,700	33,634

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Change, Inc. (a)	1,000	$69,240
Chatwork Co., Ltd. (a)	600	9,327
Comture Corp. (b)	400	10,341
COOKPAD, Inc. (b)	18,100	52,848
Corona Corp.	900	8,626
Credit Saison Co., Ltd. (b)	9,200	105,060
Cybozu, Inc.	9,300	289,211
Daiichi Sankyo Co., Ltd.	9,100	742,778
Daikin Industries, Ltd.	1,700	273,157
Daisyo Corp.	2,100	24,779
Daiwa Securities Group, Inc.	46,000	191,743
Demae-Can Co., Ltd.	400	5,806
Denso Corp.	9,000	350,790
Digital Arts, Inc.	100	8,064
Dip Corp.	500	10,108
Ebase Co., Ltd.	6,500	82,361
Eisai Co., Ltd.	1,700	134,664
Elan Corp.	700	12,296
EM Systems Co., Ltd.	9,900	89,837
Enigmo, Inc. (b)	1,600	19,710
eRex Co., Ltd.	800	10,470
euglena Co., Ltd. (a)	1,700	12,291
Fixstars Corp.	700	8,325
France Bed Holdings Co., Ltd.	2,000	15,646
Freee KK (a)	300	13,584
FUJIFILM Holdings Corp.	9,200	393,122
Fujio Food System Co., Ltd. (b)	800	10,619
Fujitsu, Ltd.	1,700	198,860
Fukui Computer Holdings, Inc.	300	7,616
giftee, Inc. (a)(b)	1,300	28,751
GMO Cloud KK (b)	300	27,780
GNI Group, Ltd. (a)	2,700	41,269
Gurunavi, Inc.	8,000	54,799
Hitachi, Ltd.	9,200	290,194
Hokuhoku Financial Group, Inc. (b)	8,900	73,503
Honda Motor Co., Ltd.	9,200	234,978
Hoya Corp.	9,100	865,422
Insource Co., Ltd.	600	14,666
Internet Initiative Japan, Inc.	100	3,406
IR Japan Holdings, Ltd.	1,000	104,463
ITOCHU Corp.	8,700	187,209
Itokuro, Inc. (a)	1,200	14,794
Japan Medical Dynamic Marketing, Inc. (b)	500	7,559
Japan Tissue Engineering Co., Ltd. (a)(b)	8,800	56,201
Japan Tobacco, Inc. (b)	9,200	170,680
JFE Holdings, Inc.	9,200	65,833
JMDC, Inc. (a)	300	17,658
JSR Corp.	9,200	177,374
JXTG Holdings, Inc.	17,700	62,672
Kajima Corp.	18,200	216,608
Kamakura Shinsho, Ltd. (b)	7,400	77,028
Kamigumi Co., Ltd.	28,000	548,658
Kansai Electric Power Co., Inc.	8,900	86,208
Kao Corp. (b)	1,700	134,569
Security Description	Shares	Value
KDDI Corp.	27,400	$821,352
Keyence Corp.	200	83,478
Kitanotatsujin Corp. (b)	8,600	40,973
KLab, Inc. (a)	6,600	44,475
KNT-CT Holdings Co., Ltd. (a)(b)	7,200	66,337
Kobe Steel, Ltd. (a)	8,600	29,494
Komatsu, Ltd.	9,200	187,906
Konica Minolta, Inc.	17,900	61,721
Kourakuen Holdings Corp. (b)	800	11,486
Kyocera Corp.	9,100	494,707
Lasertec Corp.	200	18,835
LEC, Inc. (b)	600	8,971
Leopalace21 Corp. (a)(b)	8,200	16,037
M&A Capital Partners Co., Ltd. (a)	400	14,794
Makita Corp.	9,200	333,856
Marubeni Corp.	46,000	207,860
Marui Group Co., Ltd.	18,200	328,287
Mebuki Financial Group, Inc.	44,800	103,814
Media Do Co., Ltd.	700	28,581
Medical Data Vision Co., Ltd. (a)(b)	1,800	20,372
Medley, Inc. (a)(b)	1,500	51,513
Menicon Co., Ltd.	1,100	54,141
Mirai Corp. REIT	274	96,637
Mitsubishi Chemical Holdings Corp.	18,000	104,678
Mitsubishi Corp.	9,200	193,577
Mitsubishi Electric Corp.	45,500	590,233
Mitsubishi UFJ Financial Group, Inc.	82,700	323,180
Mitsui & Co., Ltd.	9,200	135,973
Mitsuuroko Group Holdings Co., Ltd.	1,500	16,045
Mizuho Financial Group, Inc.	172,600	211,500
Money Forward, Inc. (a)	500	27,668
Monogatari Corp (b)	300	23,330
MS&AD Insurance Group Holdings, Inc.	9,200	252,502
MTI, Ltd.	1,500	8,857
Murata Manufacturing Co., Ltd.	9,100	532,749
NEC Corp.	200	9,584
Nippon Steel Corp.	16,600	155,945
Nissan Motor Co., Ltd.	17,900	66,234
Nitto Denko Corp.	1,700	96,121
Nomura Holdings, Inc.	45,900	205,239
NTT Data Corp.	18,200	202,269
NTT DOCOMO, Inc.	9,200	245,765
Obayashi Corp.	46,000	429,791
Oisix ra daichi, Inc. (a)	1,700	33,185
One REIT, Inc.	13	31,294
Open Door, Inc. (a)	400	4,805
Optim Corp. (a)	500	15,966
ORIX Corp.	18,400	226,578
Oro Co., Ltd.	1,000	24,026
Osaka Gas Co., Ltd.	9,200	181,467
Panasonic Corp.	27,600	240,376
PKSHA Technology, Inc. (a)(b)	700	18,862

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Proto Corp.	1,400	$13,042
Rakus Co., Ltd.	600	10,567
Resona Holdings, Inc.	27,600	94,094
Riso Kyoiku Co., Ltd. (b)	8,200	24,778
Rohm Co., Ltd.	1,700	112,509
Rorze Corp.	500	24,702
RS Technologies Co., Ltd.	700	22,353
Samty Residential Investment Corp. REIT	179	175,541
Secom Co., Ltd.	1,700	148,483
Serverworks Co., Ltd. (a)	100	18,751
Seven & i Holdings Co., Ltd.	1,700	55,466
SFP Holdings Co., Ltd.	2,300	33,236
SHIFT, Inc. (a)	400	40,636
Shin-Etsu Chemical Co., Ltd.	1,700	198,466
Sinanen Holdings Co., Ltd.	1,000	25,342
Softbank Corp.	9,000	114,705
SoftBank Group Corp.	18,600	939,612
Sompo Holdings, Inc.	9,200	316,118
Sony Corp.	18,600	1,273,044
Sosei Group Corp. (a)(b)	400	6,429
Sourcenext Corp.	9,000	23,108
S-Pool, Inc.	8,200	55,941
Starts Proceed Investment Corp. REIT	7	13,327
Strike Co., Ltd.	600	26,751
Sumitomo Chemical Co., Ltd.	46,000	137,294
Sumitomo Corp.	9,200	105,273
Sumitomo Electric Industries, Ltd.	9,000	103,402
Sumitomo Mitsui Financial Group, Inc.	9,200	258,557
Sumitomo Mitsui Trust Holdings, Inc.	1,700	47,667
Suruga Bank, Ltd. (b)	1,700	5,941
T&D Holdings, Inc.	18,400	157,078
Taiko Pharmaceutical Co., Ltd.	2,700	65,069
Takeda Pharmaceutical Co., Ltd.	1,700	60,635
Tama Home Co., Ltd. (b)	3,300	37,532
TDK Corp.	1,700	168,290
TechMatrix Corp.	1,000	17,333
Teijin, Ltd.	9,200	146,163
Terumo Corp.	18,200	688,457
Tokio Marine Holdings, Inc.	9,100	396,272
Tokyo Electron, Ltd.	1,700	416,629
Tokyu Corp.	25,700	361,375
Toppan Printing Co., Ltd.	18,300	304,816
Toridoll Holdings Corp.	700	7,851
Toshiba Corp.	1,700	54,127
Toyo Gosei Co., Ltd.	600	43,546
Toyota Motor Corp.	18,300	1,147,005
Toyota Tsusho Corp.	9,100	230,189
Tri Chemical Laboratories, Inc.	300	32,062
UNITED, Inc.	1,200	12,780
UT Group Co., Ltd. (a)(b)	200	4,544
UUUM, Inc. (a)	900	20,630
Uzabase, Inc. (a)	200	4,097
Security Description	Shares	Value
ValueCommerce Co., Ltd.	400	$10,715
Vector, Inc. (a)	1,100	8,871
Vision, Inc. (a)(b)	1,300	8,170
WATAMI Co., Ltd. (b)	800	7,045
West Holdings Corp.	500	10,122
West Japan Railway Co.	1,700	95,270
Yamada Denki Co., Ltd.	17,800	88,270
Yamaha Corp.	18,700	878,797
YA-MAN, Ltd. (b)	1,700	16,782
Yokowo Co., Ltd.	400	9,295
ZIGExN Co., Ltd.	7,300	22,803
Zuken, Inc.	400	10,611
		25,503,139
LUXEMBOURG — 0.0% (d)
ArcelorMittal SA (a)	5,308	55,861
Millicom International Cellular SA SDR	1,001	26,195
Solutions 30 SE (a)	1,935	27,731
		109,787
MALAYSIA — 0.1%
ATA IMS Bhd	183,900	53,647
CIMB Group Holdings Bhd	36,784	30,560
FGV Holdings Bhd	89,400	20,759
Frontken Corp. Bhd	34,600	20,429
Malayan Banking Bhd	20,352	35,669
Mega First Corp. BHD	17,000	24,915
Pentamaster Corp. Bhd (a)	10,300	12,379
Public Bank Bhd	16,900	65,076
Supermax Corp. Bhd (a)	17,800	33,232
Tenaga Nasional Bhd	16,500	44,745
		341,411
MEXICO — 0.2%
America Movil SAB de CV Series L	358,818	229,046
Cemex SAB de CV Series CPO	166,049	46,566
Fomento Economico Mexicano SAB de CV	36,879	227,415
Grupo Financiero Banorte SAB de CV Series O	35,499	122,473
Grupo Mexico SAB de CV Class B	59,050	136,541
Grupo Televisa SAB Series CPO (a)	31,369	32,758
Industrias Penoles SAB de CV	1,666	16,918
PLA Administradora Industrial S de RL de CV REIT	18,556	21,481
		833,198
NETHERLANDS — 1.3%
Akzo Nobel NV	3,026	271,009
ASML Holding NV	3,388	1,243,931
Heineken NV	2,483	228,847
ING Groep NV	25,483	177,394
Koninklijke Ahold Delhaize NV	13,782	375,527
Koninklijke DSM NV	4,699	650,210
Koninklijke KPN NV (b)	2,194	5,816
Koninklijke Philips NV (a)	11,032	514,457
Pharming Group NV (a)(b)	19,656	25,741

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Prosus NV (a)	3,021	$280,740
Royal Dutch Shell PLC Class A	8,821	140,273
Royal Dutch Shell PLC Class B	45,979	695,375
Wolters Kluwer NV	1,958	152,883
		4,762,203
NEW ZEALAND — 0.0% (d)
Pushpay Holdings, Ltd. (a)	5,041	28,525
NORWAY — 0.2%
Crayon Group Holding ASA (a)(c)	13,347	86,609
DNB ASA	17,361	228,733
Fjordkraft Holding ASA (c)	2,832	23,162
Frontline, Ltd.	1,576	10,929
Norsk Hydro ASA (a)	48,069	132,393
Telenor ASA	14,225	206,585
Yara International ASA	2,766	95,736
		784,147
PAKISTAN — 0.0% (d)
Packages, Ltd.	9,599	19,850
Pakistan State Oil Co., Ltd.	47,524	44,767
Searle Co., Ltd.	82,100	97,420
		162,037
PERU — 0.0% (d)
Cia de Minas Buenaventura SAA ADR	384	3,510
PHILIPPINES — 0.0% (d)
PLDT, Inc. ADR (b)	1,379	33,661
POLAND — 0.0% (d)
Polski Koncern Naftowy ORLEN SA	1,673	26,484
Powszechna Kasa Oszczednosci Bank Polski SA	5,774	33,456
		59,940
RUSSIA — 0.3%
Gazprom PJSC ADR (b)	36,706	198,947
LUKOIL PJSC ADR	2,736	203,066
Mechel PJSC ADR (a)	15,525	26,703
MMC Norilsk Nickel PJSC ADR (b)	747	19,668
Mobile TeleSystems PJSC ADR	8,719	80,128
Sberbank of Russia PJSC ADR	17,821	202,803
Surgutneftegas PJSC ADR	442	2,161
Tatneft PJSC ADR (a)	4,224	197,345
		930,821
SAUDI ARABIA — 0.2%
Al Rajhi Co. for Co-operative Insurance (a)	1,100	17,654
Aldrees Petroleum and Transport Services Co.	9,755	163,580
Aseer Trading Tourism & Manufacturing Co. (a)	11,372	31,348
City Cement Co. (a)	9,737	41,897
Dur Hospitality Co.	10,950	72,397
Eastern Province Cement Co.	1,071	8,323
Security Description	Shares	Value
Etihad Etisalat Co. (a)	1,710	$12,126
Herfy Food Services Co.	976	11,683
Jadwa REIT Saudi Fund	26,189	78,057
Leejam Sports Co. JSC	3,237	50,484
Maharah Human Resources Co.	623	11,460
Mobile Telecommunications Co. (a)	18,507	55,950
Najran Cement Co. (a)	32,643	93,987
National Agriculture Development Co (a)	2,824	21,043
National Medical Care Co.	734	8,238
Northern Region Cement Co. (a)	11,996	31,693
Saudi Ceramic Co. (a)	4,400	39,003
Saudi Co. For Hardware CJSC	854	10,086
Saudi Pharmaceutical Industries & Medical Appliances Corp.	2,005	15,501
Saudi Research & Marketing Group (a)	799	13,398
Saudia Dairy & Foodstuff Co.	369	16,232
		804,140
SINGAPORE — 0.3%
CapitaLand, Ltd. (a)	138,000	288,850
DBS Group Holdings, Ltd.	9,000	134,189
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	229,000	57,453
Singapore Exchange, Ltd.	91,000	544,024
Singapore Press Holdings, Ltd. (b)	92,000	83,753
Singapore Telecommunications, Ltd.	44,700	78,823
		1,187,092
SOUTH AFRICA — 0.5%
Anglo American PLC	10,663	246,297
AngloGold Ashanti, Ltd.	3,683	107,171
Discovery, Ltd.	57,535	346,204
FirstRand, Ltd.	51,186	112,123
Gold Fields, Ltd.	8,693	81,161
Harmony Gold Mining Co., Ltd. (a)	7,058	29,191
Impala Platinum Holdings, Ltd.	5,674	37,881
MTN Group, Ltd. (b)	18,905	57,482
MultiChoice Group, Ltd. (a)	2,107	12,887
Naspers, Ltd. Class N	3,021	549,972
Nedbank Group, Ltd.	1,825	10,666
Old Mutual, Ltd. (b)	66,706	46,222
Sanlam, Ltd.	47,358	160,649
Sasol, Ltd. (a)(b)	3,661	27,855
Standard Bank Group, Ltd.	12,223	73,514
		1,899,275
SOUTH KOREA — 1.4%
Advanced Process Systems Corp.	1,583	30,664
Ahnlab, Inc.	443	18,378
Alteogen, Inc. (a)	53	11,742
Ananti, Inc. (a)	1,433	11,496
Anterogen Co., Ltd. (a)	25	1,465
BH Co., Ltd. (a)	2,845	46,831
Binex Co., Ltd. (a)	2,751	29,160
Boditech Med, Inc.	1,752	25,271

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Cellivery Therapeutics, Inc. (a)	167	$13,342
Celltrion Pharm, Inc. (a)	93	9,811
Celltrion, Inc. (a)	384	97,688
CMG Pharmaceutical Co., Ltd. (a)	13,472	44,520
CrystalGenomics, Inc. (a)	1,016	13,472
DIO Corp. (a)	7,272	150,839
Dongsung Pharmaceutical Co., Ltd. (a)	907	9,426
Doosan Solus Co., Ltd. (a)	296	8,244
Duk San Neolux Co., Ltd. (a)	1,936	54,321
Echo Marketing, Inc. (a)	652	19,405
E-MART, Inc.	11	965
Enzychem Lifesciences Corp. (a)	727	55,967
Eone Diagnomics Genome Center Co., Ltd. (a)	2,179	21,467
Feelux Co., Ltd. (a)	2,013	7,422
Geneonelifescience, Inc. (a)	1,648	13,276
Genexine Co., Ltd. (a)	298	23,263
Green Cross Cell Corp.	539	18,148
Green Cross LabCell Corp.	1,209	51,261
Hana Financial Group, Inc.	1,079	24,220
Hanall Biopharma Co., Ltd. (a)	647	15,115
Helixmith Co., Ltd. (a)	45	2,286
HLB, Inc. (a)	92	7,082
Huons Co., Ltd.	458	20,713
Hyundai Mobis Co., Ltd.	622	99,284
Hyundai Motor Co.	1,390	112,901
Hyundai Steel Co.	130	2,216
iNtRON Biotechnology, Inc. (a)	667	8,290
JW Holdings Corp.	17,246	76,563
JW Pharmaceutical Corp.	3,305	99,602
KB Financial Group, Inc.	3,283	92,661
Kia Motors Corp.	824	21,955
Korea Electric Power Corp. ADR (a)	3,197	25,512
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	10	727
KT&G Corp.	1,105	71,839
Kuk-il Paper Manufacturing Co., Ltd. (a)	456	2,187
L&C Bio Co., Ltd.	626	52,720
LG Chem, Ltd. Preference Shares	1,848	384,088
LG Electronics, Inc.	350	18,390
LG Household & Health Care, Ltd.	180	201,422
Lotte Chemical Corp.	20	2,777
Lotte Tour Development Co., Ltd. (a)	923	10,244
Naturecell Co., Ltd. (a)	3,127	23,501
NAVER Corp.	1,815	402,881
NHN KCP Corp.	390	16,001
Oscotec, Inc. (a)	894	18,469
PHARMA RESEARCH PRODUCTS Co., Ltd.	173	7,810
Pharmicell Co., Ltd. (a)	542	8,291
POSCO ADR	5,230	193,719
Sam Chun Dang Pharm Co., Ltd.	1,188	36,247
Samsung C&T Corp.	356	34,332
Samsung Electronics Co., Ltd. GDR	1,476	1,628,028
Security Description	Shares	Value
Samsung Engineering Co., Ltd. (a)	735	$7,485
Samsung Fire & Marine Insurance Co., Ltd.	204	29,849
Samsung Heavy Industries Co., Ltd. (a)	2,302	11,387
Samsung Securities Co., Ltd.	755	16,539
Seegene, Inc.	174	16,317
SFA Semicon Co., Ltd. (a)	2,391	9,959
Shin Poong Pharmaceutical Co., Ltd. (a)	1,589	39,895
Shinhan Financial Group Co., Ltd.	3,283	78,469
SillaJen, Inc. (a)	131	1,318
SK Holdings Co., Ltd.	205	49,595
SK Hynix, Inc.	5,059	357,917
SK Innovation Co., Ltd.	203	22,108
STCUBE (a)	123	1,079
Telcon RF Pharmaceutical, Inc. (a)	3,282	14,216
Theragen Etex Co., Ltd. (a)	3,674	31,919
Wemade Co., Ltd.	445	15,187
Winix, Inc.	1,551	25,531
		5,238,687
SPAIN — 0.7%
Acciona SA (b)	5,847	572,319
Acerinox SA	14,014	113,012
ACS Actividades de Construccion y Servicios SA	12,028	303,147
Amadeus IT Group SA	4,668	243,164
Banco Bilbao Vizcaya Argentaria SA	41,662	143,373
Banco Santander SA	95,710	233,752
Iberdrola SA	41,379	479,620
Industria de Diseno Textil SA	9,270	245,401
Repsol SA	7,413	64,826
Telefonica SA (b)	33,585	160,201
		2,558,815
SWEDEN — 1.0%
Sinch AB (a)	254	21,729
Assa Abloy AB Class B	15,788	321,042
Atlas Copco AB Class B	12,754	471,739
Boozt AB (a)(c)	4,474	44,084
Camurus AB (a)	1,842	31,238
Epiroc AB Class B	14,690	179,670
Evolution Gaming Group AB (c)	853	50,869
Fortnox AB (a)	648	17,736
Hansa Biopharma AB (a)(b)	2,916	54,303
LeoVegas AB (c)	5,753	25,725
PowerCell Sweden AB (a)	629	20,632
Sandvik AB (a)	13,673	255,507
Securitas AB Class B (a)	21,269	286,618
Sedana Medical AB (a)	460	11,208
Skandinaviska Enskilda Banken AB Class A (a)	32,186	278,792
Skanska AB Class B (a)	13,948	283,701
SKF AB Class B	9,917	184,308
Stillfront Group AB (a)	1,027	91,934

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Svenska Handelsbanken AB Class A (a)	13,035	$123,737
Tele2 AB Class B	9,742	129,191
Telefonaktiebolaget LM Ericsson Class B	26,044	240,854
Telia Co. AB	22,406	83,692
Volvo AB Class A (a)	17,265	265,369
		3,473,678
SWITZERLAND — 2.9%
ABB, Ltd.	19,377	436,190
Adecco Group AG	3,753	176,095
Alcon, Inc. (a)	2,555	146,578
Ascom Holding AG (a)	1,560	14,257
Basilea Pharmaceutica AG (a)(b)	474	24,352
Cie Financiere Richemont SA	5,244	334,491
Credit Suisse Group AG	16,401	169,592
Garrett Motion, Inc. (a)	96	532
Geberit AG	1,472	736,660
Givaudan SA	184	685,085
Glencore PLC	25,485	53,916
Gurit Holding AG	10	14,564
Kuehne + Nagel International AG (a)	1,734	288,039
LafargeHolcim, Ltd.	3,756	164,542
Molecular Partners AG (a)	2,275	35,918
Nestle SA	18,711	2,068,271
Novartis AG	12,486	1,086,060
Roche Holding AG	4,673	1,619,312
Sensirion Holding AG (a)(c)	256	12,252
SGS SA	184	449,538
Swatch Group AG (b)	552	110,161
Swiss Re AG	4,511	347,817
TE Connectivity, Ltd.	9,558	779,455
TRANSOCEAN, Ltd. (a)(b)	2,117	3,874
UBS Group AG	26,338	303,114
Vetropack Holding AG (a)	20	1,106
Zurich Insurance Group AG	919	324,130
		10,385,901
TAIWAN — 1.5%
Advanced Wireless Semiconductor Co.	3,000	9,202
Alchip Technologies, Ltd.	5,000	84,733
AU Optronics Corp. ADR (b)	94,112	286,101
AURAS Technology Co., Ltd.	2,000	11,625
Career Technology MFG. Co., Ltd.	12,480	12,943
Century Iron & Steel Industrial Co., Ltd.	4,000	11,361
Charoen Pokphand Enterprise	5,000	11,558
Chaun-Choung Technology Corp.	3,000	26,843
Chief Telecom, Inc.	3,000	38,079
Chilisin Electronics Corp.	2,000	6,101
Chunghwa Telecom Co., Ltd. ADR (b)	12,590	495,668
Concraft Holding Co., Ltd.	2,093	7,945
CTBC Financial Holding Co., Ltd.	80,000	55,178
Security Description	Shares	Value
Darfon Electronics Corp.	8,000	$10,263
Egis Technology, Inc.	1,000	6,524
Formosa Chemicals & Fibre Corp.	11,000	28,223
Formosa Plastics Corp.	14,000	41,567
Genius Electronic Optical Co., Ltd.	1,079	25,600
Global Lighting Technologies, Inc.	11,000	47,349
Global Unichip Corp.	1,000	8,558
Globalwafers Co., Ltd.	1,000	13,659
Gold Circuit Electronics, Ltd. (a)	62,000	70,606
Hon Hai Precision Industry Co., Ltd. GDR	79,520	465,987
International Games System Co., Ltd.	4,000	99,375
Jentech Precision Industrial Co., Ltd.	3,000	28,826
Lotus Pharmaceutical Co., Ltd. (a)	3,000	8,511
MediaTek, Inc.	2,000	39,248
Nan Ya Plastics Corp.	16,000	35,032
Newmax Technology Co., Ltd. (a)	7,000	12,195
Pan Jit International, Inc.	13,500	12,949
PChome Online, Inc. (a)	2,000	7,999
PharmaEngine, Inc.	1,000	2,711
PharmaEssentia Corp. (a)	5,000	19,828
Pharmally International Holding Co., Ltd.	1,282	7,126
Power Wind Health Industry, Inc.	6,000	37,418
RichWave Technology Corp.	12,000	76,666
Sporton International, Inc.	4,000	32,537
TaiDoc Technology Corp.	1,000	9,287
Taigen Biopharmaceuticals Holdings, Ltd. (a)	76,000	64,268
TaiMed Biologics, Inc. (a)	4,000	12,174
Taiwan Semiconductor Co., Ltd.	3,000	4,067
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	39,184	2,224,476
Taiwan Surface Mounting Technology Corp.	3,000	13,218
Taiwan Union Technology Corp.	2,000	9,727
Tanvex BioPharma, Inc. (a)	5,000	8,117
TCI Co., Ltd.	459	4,255
United Integrated Services Co., Ltd.	7,000	47,688
United Microelectronics Corp. ADR	176,590	466,198
United Renewable Energy Co., Ltd. (a)	727,518	161,262
Visual Photonics Epitaxy Co., Ltd.	2,000	6,202
Wafer Works Corp.	5,000	5,660
Win Semiconductors Corp.	2,000	20,268
XinTec, Inc. (a)	15,000	56,941
		5,309,902
THAILAND — 0.2%
Bangkok Bank PCL	45,500	157,518
CP ALL PCL NVDR (a)	35,200	77,159
Kasikornbank PCL NVDR	8,900	26,852
Prima Marine PCL	107,200	27,053
PTT PCL	92,000	112,367

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Siam Commercial Bank PCL NVDR	8,300	$19,469
Super Energy Corp. PCL	212,700	6,469
Taokaenoi Food & Marketing PCL Class F	155,500	52,324
TQM Corp. PCL NVDR	16,100	69,541
		548,752
TURKEY — 0.1%
Akbank T.A.S. (a)	43,126	38,252
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT (a)	14,396	4,305
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	8,555	16,724
Migros Ticaret A/S (a)	6,886	38,675
Turkiye Garanti Bankasi A/S (a)	42,666	52,658
Turkiye Is Bankasi A/S Class C (a)	31,840	25,919
Vestel Elektronik Sanayi ve Ticaret A/S (a)	9,614	22,791
		199,324
UNITED ARAB EMIRATES — 0.1%
Amanat Holdings PJSC	65,267	15,210
Dana Gas PJSC	190,554	33,253
Network International Holdings PLC (a)(c)	8,227	44,829
SHUAA Capital PSC (a)	594,824	84,208
Union Properties PJSC (a)	536,072	43,783
		221,283
UNITED KINGDOM — 4.5%
3i Group PLC	65,414	672,954
Amcor PLC	13,833	137,908
Anglo Pacific Group PLC	8,645	14,356
AO World PLC (a)(b)	14,868	26,454
AstraZeneca PLC	8,454	879,638
BAE Systems PLC	42,743	255,299
Barclays PLC	116,760	165,072
boohoo Group PLC (a)	3,940	20,057
BP PLC	104,386	396,225
British American Tobacco PLC	7,902	303,115
British Land Co. PLC REIT	30,634	146,259
BT Group PLC	99,693	140,488
Burberry Group PLC	7,606	150,321
Cairn Energy PLC (a)	14,697	21,392
Capita PLC (a)	4,197	2,287
Ceres Power Holdings PLC (a)	6,218	41,565
CMC Markets PLC (c)	8,073	26,633
CNH Industrial NV (a)	6,605	46,202
Compass Group PLC	20,808	285,899
Craneware PLC	98	2,065
Diageo PLC	13,028	431,652
Experian PLC	17,805	620,176
Fiat Chrysler Automobiles NV (a)	8,177	82,142
FLEX LNG, Ltd. (b)	2,398	11,017
Frontier Developments PLC (a)	2,484	56,781
G4S PLC	29,888	42,081
Security Description	Shares	Value
Gamesys Group PLC (a)	1,191	$12,641
GlaxoSmithKline PLC	29,962	605,887
Hammerson PLC REIT (b)	49,282	48,873
HSBC Holdings PLC	125,105	585,239
Hurricane Energy PLC (a)(b)	41,084	2,944
Imperial Brands PLC	4,502	85,582
InterContinental Hotels Group PLC	9,167	404,025
iomart Group PLC (b)	11,673	50,481
ITM Power PLC (a)	6,451	21,043
J Sainsbury PLC	35,314	91,064
Land Securities Group PLC REIT	19,813	135,380
Learning Technologies Group PLC	22,488	34,205
Liberty Global PLC Class A (a)	1,948	42,583
Liberty Global PLC Class C (a)	7,707	165,778
Linde PLC (e)	4,786	1,015,158
Linde PLC (e)	1,275	269,505
Lloyds Banking Group PLC	415,109	159,899
M&G PLC	21,026	43,529
Marks & Spencer Group PLC	47,360	57,933
National Grid PLC	9,076	110,932
Next PLC	3,471	209,892
nVent Electric PLC	353	6,612
On the Beach Group PLC (c)	4,951	18,016
Pearson PLC	4,858	34,563
Pentair PLC	353	13,410
Prudential PLC	23,232	349,776
Quilter PLC (c)	20,658	35,518
Reckitt Benckiser Group PLC	3,846	353,178
RELX PLC (e)	14,935	345,084
RELX PLC (e)	25,162	582,170
Rio Tinto PLC	10,284	578,038
Rolls-Royce Holdings PLC	15,150	53,425
RSA Insurance Group PLC	33,839	171,343
Sage Group PLC	80,247	666,112
Serica Energy PLC	40,755	54,889
Severn Trent PLC	11,950	366,035
Silence Therapeutics PLC (a)	7,154	40,396
Smith & Nephew PLC	21,728	404,184
Smiths Group PLC	16,716	291,639
SSE PLC	10,532	177,567
Standard Chartered PLC	23,416	127,333
Standard Life Aberdeen PLC	70,471	233,010
TechnipFMC PLC	4,956	34,099
Tesco PLC	56,639	159,632
Tullow Oil PLC (b)	3,686	1,444
Unilever NV	9,629	511,000
Unilever PLC	7,337	394,807
United Utilities Group PLC	21,301	239,560
Virgin Money UK PLC (a)	655	746
Vodafone Group PLC	158,536	252,420
Whitbread PLC	17,473	479,722
WPP PLC	16,515	128,721
		16,235,060
UNITED STATES — 56.6%
3M Co.	4,786	746,568

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
A10 Networks, Inc. (a)	564	$3,841
Abbott Laboratories	18,257	1,669,238
AbbVie, Inc.	5,617	551,477
Accel Entertainment, Inc. (a)(b)	7,975	76,799
Accelerate Diagnostics, Inc. (a)(b)	3,926	59,518
ACM Research, Inc. Class A (a)(b)	550	34,298
Activision Blizzard, Inc.	636	48,272
Adobe, Inc. (a)	7,261	3,160,786
Advanced Micro Devices, Inc. (a)	5,224	274,835
Adverum Biotechnologies, Inc. (a)	1,017	21,235
Aerie Pharmaceuticals, Inc. (a)	376	5,550
Aflac, Inc.	18,911	681,363
Agenus, Inc. (a)	16,072	63,163
Agilent Technologies, Inc.	9,558	844,640
AGNC Investment Corp. REIT	4,390	56,631
Akebia Therapeutics, Inc. (a)	2,187	29,699
Alacer Gold Corp. (a)	19,352	132,565
Alexion Pharmaceuticals, Inc. (a)	3,658	410,574
Allegion PLC	1,562	159,668
Allstate Corp.	9,558	927,030
Alphabet, Inc. Class A (a)	2,570	3,644,389
Alphabet, Inc. Class C (a)	2,570	3,632,978
Altria Group, Inc.	9,558	375,152
Amazon.com, Inc. (a)	3,045	8,400,607
American Electric Power Co., Inc.	9,558	761,199
American Express Co.	9,812	934,102
American Tower Corp. REIT	4,786	1,237,372
Amgen, Inc.	6,778	1,598,659
Amyris, Inc. (a)(b)	3,106	13,263
Annaly Capital Management, Inc. REIT	8,914	58,476
Antares Pharma, Inc. (a)	8,072	22,198
Anthem, Inc.	3,142	826,283
Apache Corp.	2,100	28,350
Apple, Inc.	32,429	11,830,099
Applied Materials, Inc.	16,794	1,015,197
Arbor Realty Trust, Inc. REIT (b)	4,676	43,206
Archer-Daniels-Midland Co.	14,384	573,922
Arcturus Therapeutics Holdings, Inc. (a)	550	25,707
Arcus Biosciences, Inc. (a)	2,729	67,515
Arena Pharmaceuticals, Inc. (a)	2	126
Ares Commercial Real Estate Corp. REIT	19,992	182,327
Armada Hoffler Properties, Inc. REIT	9,979	99,291
ARMOUR Residential REIT, Inc.	3,832	35,982
Arrowhead Pharmaceuticals, Inc. (a)	2,845	122,876
Arvinas Holding Co. LLC (a)(b)	829	27,805
Assembly Biosciences, Inc. (a)	631	14,715
AT&T, Inc.	55,202	1,668,756
Athenex, Inc. (a)(b)	1,452	19,980
Automatic Data Processing, Inc.	4,786	712,588
Avanos Medical, Inc. (a)	626	18,398
Avrobio, Inc. (a)	387	6,753
AxoGen, Inc. (a)(b)	387	3,576
Security Description	Shares	Value
Axonics Modulation Technologies, Inc. (a)(b)	2,188	$76,821
Baker Hughes Co.	3,854	59,313
Bancorp, Inc. (a)	3,284	32,183
Bank of America Corp.	82,833	1,967,284
Bank of New York Mellon Corp.	14,498	560,348
Baxter International, Inc.	9,260	797,286
Becton Dickinson and Co.	4,511	1,079,347
Berkshire Hathaway, Inc. Class B (a)	5,499	981,627
BioCryst Pharmaceuticals, Inc. (a)	9,930	47,316
BioDelivery Sciences International, Inc. (a)	4,938	21,530
Biogen, Inc. (a)	2,681	717,302
BioSpecifics Technologies Corp. (a)	450	27,576
Bioxcel Therapeutics, Inc. (a)(b)	275	14,578
Bizlink Holding, Inc.	1,000	7,118
BJ's Restaurants, Inc.	950	19,893
Boeing Co.	4,392	805,054
Booking Holdings, Inc. (a)	365	581,204
Brighthouse Financial, Inc. (a)	1,198	33,328
Bristol-Myers Squibb Co.	14,499	852,541
Broadcom, Inc.	3,563	1,124,518
C.H. Robinson Worldwide, Inc.	4,786	378,381
Capital One Financial Corp.	4,786	299,556
Capstead Mortgage Corp. REIT	2,050	11,255
Cara Therapeutics, Inc. (a)(b)	2,283	39,039
CareDx, Inc. (a)(b)	191	6,767
Carnival Corp. (b)	4,786	78,586
Carrier Global Corp.	4,786	106,345
Carvana Co. (a)(b)	188	22,598
Catalyst Pharmaceuticals, Inc. (a)	2,644	12,215
CatchMark Timber Trust, Inc. Class A, REIT	3,660	32,391
Caterpillar, Inc.	4,786	605,429
Cato Corp. Class A	1,007	8,237
CDK Global, Inc.	1,367	56,621
CEL-SCI Corp. (a)(b)	950	14,174
Century Communities, Inc. (a)	613	18,795
CenturyLink, Inc.	3,225	32,347
Cerus Corp. (a)	3,284	21,674
ChampionX Corp. (a)	4,011	39,147
Change Healthcare, Inc. (a)	6,160	68,992
ChannelAdvisor Corp. (a)	1,851	29,320
Charles Schwab Corp.	17,985	606,814
Charter Communications, Inc. Class A (a)	2,030	1,035,381
ChemoCentryx, Inc. (a)	2,202	126,703
Chemours Co.	1,192	18,297
Chevron Corp.	12,392	1,105,738
Chubb, Ltd.	7,238	916,476
Church & Dwight Co., Inc.	13,697	1,058,778
Cigna Corp.	1,391	261,021
Cisco Systems, Inc.	43,821	2,043,811
Citigroup, Inc.	24,424	1,248,066
Citrix Systems, Inc.	4,786	707,897
Clean Energy Fuels Corp. (a)	14,628	32,474

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Clorox Co.	4,661	$1,022,484
Clovis Oncology, Inc. (a)(b)	2,325	15,694
Coca-Cola Co.	18,976	847,848
Co-Diagnostics, Inc. (a)(b)	675	13,061
Coeur Mining, Inc. (a)	4,600	23,368
Cognizant Technology Solutions Corp. Class A	9,614	546,268
Coherus Biosciences, Inc. (a)(b)	823	14,699
Colgate-Palmolive Co.	9,558	700,219
Collegium Pharmaceutical, Inc. (a)(b)	1,268	22,190
Colony Credit Real Estate, Inc. REIT	30,364	213,155
Comcast Corp. Class A	24,478	954,152
Community Health Systems, Inc. (a)	6,810	20,498
Community Healthcare Trust, Inc. REIT	6,161	251,985
Computer Programs & Systems, Inc.	188	4,285
Conagra Brands, Inc.	9,558	336,155
ConocoPhillips	9,558	401,627
Corning, Inc.	19,187	496,943
Corteva, Inc. (a)	7,614	203,979
Costco Wholesale Corp.	4,786	1,451,163
Coty, Inc. Class A	747	3,339
CryoPort, Inc. (a)(b)	1,017	30,764
CSX Corp.	12,454	868,542
Cue Biopharma, Inc. (a)	1,775	43,505
Cummins, Inc.	4,786	829,222
CVS Health Corp.	14,586	947,652
Cytokinetics, Inc. (a)(b)	257	6,058
CytomX Therapeutics, Inc. (a)	4,939	41,142
Danaher Corp.	9,813	1,735,233
Dave & Buster's Entertainment, Inc. (b)	2,112	28,153
Deere & Co.	4,586	720,690
Dell Technologies, Inc. Class C (a)	998	54,830
Denny's Corp. (a)	950	9,595
Devon Energy Corp.	2,100	23,814
DexCom, Inc. (a)	194	78,648
Diamond Shipping, Inc. (a)(b)	2,310	18,457
Dicerna Pharmaceuticals, Inc. (a)	1,273	32,334
Diebold Nixdorf, Inc. (a)(b)	2,750	16,665
Digital Turbine, Inc. (a)	4,775	60,022
Dine Brands Global, Inc. (b)	564	23,744
Discover Financial Services	9,558	478,760
Dollar Tree, Inc. (a)	5,397	500,194
Domo, Inc. Class B (a)	613	19,720
Dow, Inc.	7,711	314,300
Duke Energy Corp.	5,223	417,265
DuPont de Nemours, Inc.	7,614	404,532
Durect Corp. (a)(b)	11,400	26,448
DXC Technology Co.	1,561	25,757
Dynavax Technologies Corp. (a)(b)	5,769	51,171
Dynex Capital, Inc. REIT (b)	12,456	178,121
Easterly Government Properties, Inc. REIT	26,992	624,055
Eaton Corp. PLC	9,558	836,134
Security Description	Shares	Value
eBay, Inc.	14,384	$754,441
Ecolab, Inc.	3,280	652,556
Edison International	8,256	448,383
Editas Medicine, Inc. (a)(b)	438	12,956
eHealth, Inc. (a)	188	18,469
Eidos Therapeutics, Inc. (a)	1,102	52,532
El Pollo Loco Holdings, Inc. (a)	825	12,177
Elanco Animal Health, Inc. (a)	2,013	43,179
Eldorado Resorts, Inc. (a)	1,172	46,950
Eli Lilly & Co.	9,355	1,535,904
Ellington Financial, Inc. REIT	3,496	41,183
Emerson Electric Co.	9,558	592,883
Endo International PLC (a)	2,857	9,800
Enphase Energy, Inc. (a)	620	29,493
EOG Resources, Inc.	9,812	497,076
Equity Residential REIT	4,786	281,513
Essential Properties Realty Trust, Inc. REIT	2,398	35,586
Estee Lauder Cos., Inc. Class A	4,786	903,023
Etsy, Inc. (a)	188	19,971
Everi Holdings, Inc. (a)	1,925	9,933
EverQuote, Inc. Class A (a)	388	22,566
Evolent Health, Inc. Class A (a)	1,225	8,722
Exelon Corp.	9,558	346,860
Expedia Group, Inc.	350	28,770
Exxon Mobil Corp.	26,421	1,181,547
Facebook, Inc. Class A (a)	14,681	3,333,615
Fastenal Co.	9,628	412,464
Fate Therapeutics, Inc. (a)(b)	631	21,650
FedEx Corp.	4,210	590,326
Ferguson PLC	3,850	314,537
FirstEnergy Corp.	9,558	370,659
Flexion Therapeutics, Inc. (a)(b)	4,776	62,804
Ford Motor Co.	38,336	233,083
Forterra, Inc. (a)	2,200	24,552
Fortive Corp.	4,680	316,649
Fox Corp. Class A	6,783	181,920
Franklin Financial Network, Inc.	829	21,347
Franklin Resources, Inc.	14,384	301,632
Freeport-McMoRan, Inc.	2,750	31,818
Front Yard Residential Corp. REIT	564	4,907
GCI Liberty, Inc. Class A (a)	1,198	85,202
General Dynamics Corp.	4,786	715,316
General Electric Co.	44,252	302,241
General Mills, Inc.	4,786	295,057
General Motors Co.	9,558	241,817
Geron Corp. (a)(b)	6,799	14,822
Gilead Sciences, Inc.	12,294	945,900
Gladstone Commercial Corp. REIT	17,351	325,331
Global Medical REIT, Inc.	8,463	95,886
Globalstar, Inc. (a)	38,151	12,460
Goldman Sachs Group, Inc.	4,786	945,809
Granite Point Mortgage Trust, Inc. REIT (b)	2,050	14,719
Green Brick Partners, Inc. (a)	1,163	13,782
Groupon, Inc. (a)(b)	393	7,121

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Gulfport Energy Corp. (a)(b)	38,435	$41,894
Halliburton Co.	9,558	124,063
Healthpeak Properties, Inc. REIT	13,016	358,721
Hecla Mining Co.	1,924	6,291
Heron Therapeutics, Inc. (a)(b)	1,017	14,960
Hershey Co.	4,786	620,361
Hess Corp.	4,786	247,963
Hewlett Packard Enterprise Co.	19,187	186,690
Home Depot, Inc.	9,932	2,488,065
Honeywell International, Inc.	9,920	1,434,333
HP, Inc.	19,187	334,429
Illinois Tool Works, Inc.	6,779	1,185,308
ImmunoGen, Inc. (a)	7,703	35,434
Immunomedics, Inc. (a)(b)	1,264	44,796
Ingersoll Rand, Inc. (a)	7,325	205,979
Inmode, Ltd. (a)(b)	1,375	38,940
Innovative Industrial Properties, Inc. REIT (b)	817	71,912
Inovio Pharmaceuticals, Inc. (a)(b)	1,500	40,425
Inspire Medical Systems, Inc. (a)	441	38,376
Installed Building Products, Inc. (a)	125	8,598
Intel Corp.	35,682	2,134,854
Intellia Therapeutics, Inc. (a)(b)	828	17,405
International Business Machines Corp.	7,729	933,431
International Money Express, Inc. (a)	3,849	47,959
International Seaways, Inc.	400	6,536
Intra-Cellular Therapies, Inc. (a)	1,820	46,719
Intuit, Inc.	4,786	1,417,565
Invitae Corp. (a)(b)	191	5,785
J.M. Smucker Co.	4,786	506,407
Johnson & Johnson	15,761	2,216,469
Johnson Controls International PLC	12,679	432,861
JPMorgan Chase & Co.	26,352	2,478,669
Juniper Networks, Inc.	9,558	218,496
Kadmon Holdings, Inc. (a)	4,800	24,576
Kala Pharmaceuticals, Inc. (a)	1,775	18,655
Karyopharm Therapeutics, Inc. (a)(b)	4,848	91,821
Kellogg Co.	4,786	316,163
Keysight Technologies, Inc. (a)	4,784	482,132
Kimberly-Clark Corp.	4,786	676,501
Kinder Morgan, Inc.	7,066	107,191
KKR Real Estate Finance Trust, Inc. REIT	2,310	38,300
Kohl's Corp.	4,786	99,405
Kosmos Energy, Ltd.	5,775	9,587
Kraft Heinz Co.	554	17,667
Krystal Biotech, Inc. (a)	2	83
L Brands, Inc.	1,382	20,689
Lamb Weston Holdings, Inc.	3,197	204,384
Lantheus Holdings, Inc. (a)	1,929	27,588
Las Vegas Sands Corp.	4,786	217,954
Leidos Holdings, Inc.	1,197	112,123
LGI Homes, Inc. (a)	125	11,004
Security Description	Shares	Value
Limelight Networks, Inc. (a)	3,848	$28,321
Lindblad Expeditions Holdings, Inc. (a)	3,660	28,255
Lockheed Martin Corp.	2,739	999,516
LogMeIn, Inc.	825	69,935
Lowe's Cos., Inc.	9,824	1,327,419
LyondellBasell Industries NV Class A	4,696	308,621
M/I Homes, Inc. (a)	400	13,776
MacroGenics, Inc. (a)	2,926	81,694
Macy's, Inc. (b)	8,526	58,659
Marathon Oil Corp.	14,384	88,030
Marathon Petroleum Corp.	9,628	359,895
Marsh & McLennan Cos., Inc.	9,558	1,026,242
Mastercard, Inc. Class A	2,563	757,879
Matador Resources Co. (a)	1,500	12,750
Mattel, Inc. (a)(b)	294	2,843
Maxar Technologies, Inc.	2,409	43,266
McCormick & Co., Inc.	4,954	888,797
McDonald's Corp.	4,786	882,873
McEwen Mining, Inc. (a)(b)	13,511	13,646
McKesson Corp.	3,112	477,443
Medifast, Inc. (b)	364	50,512
Medtronic PLC	16,696	1,531,023
Meet Group, Inc. (a)	4,250	26,520
MeiraGTx Holdings PLC (a)	900	11,268
Merchants Bancorp	828	15,310
Merck & Co., Inc.	19,095	1,476,616
Mersana Therapeutics, Inc. (a)	1,375	32,175
Meta Financial Group, Inc.	634	11,520
MetLife, Inc.	14,199	518,547
MGP Ingredients, Inc.	166	6,093
Micron Technology, Inc. (a)	1,084	55,848
Microsoft Corp.	59,146	12,036,802
Mitek Systems, Inc. (a)	3,309	31,800
Moderna, Inc. (a)(b)	950	61,000
Monarch Casino & Resort, Inc. (a)	675	23,004
Mondelez International, Inc. Class A	4,786	244,708
Morgan Stanley	14,384	694,747
Mosaic Co.	4,390	54,919
National Oilwell Varco, Inc.	2,100	25,725
Neoleukin Therapeutics, Inc. (a)	1,375	22,825
NeoPhotonics Corp. (a)	1,775	15,762
NetApp, Inc.	4,786	212,355
Netflix, Inc. (a)	2,033	925,096
Newmont Corp. (e)	4,786	295,488
Newmont Corp. (e)	2,016	124,157
News Corp. Class A	2,484	29,460
NexPoint Residential Trust, Inc. REIT	17,785	628,700
NextEra Energy, Inc.	4,786	1,149,454
NIKE, Inc. Class B	14,930	1,463,887
NMI Holdings, Inc. Class A (a)	188	3,023
Noble Energy, Inc.	6,032	54,047
Norfolk Southern Corp.	4,786	840,278

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Northern Oil and Gas, Inc. (a)	19,073	$16,000
Northrop Grumman Corp.	2,017	620,107
Novavax, Inc. (a)(b)	275	22,921
NOW, Inc. (a)	551	4,755
NVIDIA Corp.	3,106	1,180,000
Occidental Petroleum Corp.	11,004	201,373
Omeros Corp. (a)(b)	1,840	27,085
Oracle Corp.	27,908	1,542,475
O'Reilly Automotive, Inc. (a)	1,859	783,885
Otis Worldwide Corp.	2,393	136,066
Overstock.com, Inc. (a)	888	25,246
Owens & Minor, Inc.	2,663	20,292
Palomar Holdings, Inc. (a)	825	70,752
Parker-Hannifin Corp.	4,786	877,130
PayPal Holdings, Inc. (a)	12,844	2,237,810
Paysign, Inc. (a)	2,467	23,955
Penn National Gaming, Inc. (a)(b)	550	16,797
PennyMac Financial Services, Inc.	188	7,857
People's United Financial, Inc.	35,132	406,477
PepsiCo, Inc.	9,813	1,297,867
Perspecta, Inc.	901	20,930
PetMed Express, Inc. (b)	631	22,489
Pfizer, Inc.	48,686	1,592,032
Phathom Pharmaceuticals, Inc. (a)	275	9,050
Philip Morris International, Inc.	9,558	669,634
Phillips 66	2,371	170,475
Pioneer Natural Resources Co.	3,231	315,669
PNC Financial Services Group, Inc.	4,786	503,535
Portola Pharmaceuticals, Inc. (a)	441	7,934
PPL Corp.	14,384	371,683
Premier Financial Corp.	188	3,322
Principia Biopharma, Inc. (a)	636	38,026
Procter & Gamble Co.	10,362	1,238,984
Progenic Pharmaceuticals, Inc.	5,004	2,489
Prologis, Inc. REIT	14,496	1,352,912
Prudential Financial, Inc.	7,157	435,861
PTC Therapeutics, Inc. (a)	1,175	59,620
Public Service Enterprise Group, Inc.	9,558	469,871
Public Storage REIT	4,031	773,509
Puma Biotechnology, Inc. (a)	2,214	23,092
QUALCOMM, Inc.	11,558	1,054,205
QuinStreet, Inc. (a)	828	8,661
Quotient, Ltd. (a)(b)	1,500	11,100
Qurate Retail, Inc. Class A (a)	8,716	82,802
Radius Health, Inc. (a)(b)	1,842	25,106
Raytheon Technologies Corp.	16,033	987,953
REGENXBIO, Inc. (a)	166	6,114
Relmada Therapeutics, Inc. (a)(b)	675	30,206
Repro-Med Systems, Inc. (a)	4,950	44,451
Resideo Technologies, Inc. (a)	934	10,946
Retail Opportunity Investments Corp. REIT	39,437	446,821
Revance Therapeutics, Inc. (a)	2,741	66,935
Rigel Pharmaceuticals, Inc. (a)	20,592	37,683
Roku, Inc. (a)	636	74,113
Security Description	Shares	Value
Rosetta Stone, Inc. (a)	455	$7,671
Ross Stores, Inc.	8,640	736,474
Rubicon Project, Inc. (a)(b)	1,650	11,006
Ruth's Hospitality Group, Inc.	4,925	40,188
Safehold, Inc. REIT (b)	1,005	57,777
salesforce.com, Inc. (a)	10,272	1,924,254
Sangamo Therapeutics, Inc. (a)(b)	627	5,618
Sarepta Therapeutics, Inc. (a)	364	58,364
Schlumberger, Ltd.	14,412	265,037
Scholar Rock Holding Corp. (a)(b)	257	4,680
Scientific Games Corp. Class A (a)	1,626	25,138
Seagate Technology PLC	4,786	231,690
Seritage Growth Properties Class A, REIT (a)(b)	1,375	15,675
ServiceNow, Inc. (a)	194	78,582
SI-BONE, Inc. (a)	550	8,767
SIGA Technologies, Inc. (a)	1,924	11,371
Simon Property Group, Inc. REIT	4,786	327,267
Simulations Plus, Inc.	388	23,210
Skyline Champion Corp. (a)	1,205	29,330
Snap, Inc. Class A (a)	4,152	97,530
SolarEdge Technologies, Inc. (a)	125	17,348
Southern Co.	4,786	248,154
Square, Inc. Class A (a)	376	39,457
Starbucks Corp.	18,178	1,337,719
State Street Corp. (f)	4,786	304,150
Sunnova Energy International, Inc. (a)	825	14,083
Synchrony Financial	5,336	118,246
Sysco Corp.	9,558	522,440
Tabula Rasa HealthCare, Inc. (a)(b)	726	39,734
Tandem Diabetes Care, Inc. (a)	441	43,624
Tapestry, Inc.	4,588	60,929
Target Corp.	4,786	573,985
TechTarget, Inc. (a)	6,417	192,703
Teladoc Health, Inc. (a)	275	52,481
Tellurian, Inc. (a)(b)	20,647	23,744
Tesla, Inc. (a)	920	993,425
Texas Instruments, Inc.	12,822	1,628,009
TherapeuticsMD, Inc. (a)(b)	22,856	28,570
Thermo Fisher Scientific, Inc.	6,029	2,184,548
Tivity Health, Inc. (a)(b)	950	10,764
TJX Cos., Inc.	18,911	956,140
Travelers Cos., Inc.	4,786	545,843
Triumph Group, Inc.	1,500	13,515
Twist Bioscience Corp. (a)	1,273	57,667
Twitter, Inc. (a)	2,835	84,455
Tyson Foods, Inc. Class A	7,616	454,751
Uber Technologies, Inc. (a)	376	11,686
UMH Properties, Inc. REIT	27,410	354,411
Union Pacific Corp.	7,240	1,224,067
Unisys Corp. (a)	1,839	20,064
United Parcel Service, Inc. Class B	4,786	532,107
UnitedHealth Group, Inc.	8,243	2,431,273
Universal Corp.	166	7,057

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Urstadt Biddle Properties, Inc. Class A, REIT	1,172	$13,923
US Bancorp	14,499	533,853
Valero Energy Corp.	8,114	477,265
Vanda Pharmaceuticals, Inc. (a)	1,109	12,687
Vapotherm, Inc. (a)	400	16,396
Vector Group, Ltd.	28,249	284,185
Verastem, Inc. (a)(b)	13,875	23,865
Verizon Communications, Inc.	16,354	901,596
ViacomCBS, Inc. Class B	10,357	241,525
Viking Therapeutics, Inc. (a)(b)	823	5,934
Visa, Inc. Class A	18,861	3,643,379
Vista Outdoor, Inc. (a)	1,212	17,513
Voyager Therapeutics, Inc. (a)	2,663	33,607
W&T Offshore, Inc. (a)(b)	3,975	9,063
Walmart, Inc.	9,813	1,175,401
Walgreens Boots Alliance, Inc.	9,558	405,164
Walt Disney Co.	16,812	1,874,706
Waste Management, Inc.	9,468	1,002,756
WaVe Life Sciences, Ltd. (a)(b)	3,097	32,240
Wayfair, Inc. Class A (a)(b)	275	54,343
Wells Fargo & Co.	37,977	972,211
Western Digital Corp.	5,957	263,002
Whitestone REIT (b)	2,202	16,009
Williams Cos., Inc.	8,693	165,341
Yum! Brands, Inc.	4,786	415,951
ZIOPHARM Oncology, Inc. (a)(b)	13,143	43,109
Zoetis, Inc.	551	75,509
Zoom Video Communications, Inc. Class A (a)	400	101,416
Zynex, Inc. (a)(b)	1,775	44,144
		206,660,607
TOTAL COMMON STOCKS (Cost $354,072,734)		363,842,538

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
ACS Actividades de Construccion y Servicios SA (expiring 7/10/20) (a) (b)	9,670	15,080
Repsol SA (expiring 7/9/20) (a)	5,955	2,898
Telefonica SA (expiring 7/6/20) (a) (b)	26,997	5,309
TOTAL RIGHTS (Cost $24,169)		23,287
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (g) (h)	394,297	$394,455
State Street Navigator Securities Lending Portfolio II (f) (i)	5,808,360	5,808,360
TOTAL SHORT-TERM INVESTMENTS (Cost $6,202,815)		6,202,815
TOTAL INVESTMENTS — 101.4% (Cost $360,299,718)		370,068,640
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(5,012,704)
NET ASSETS — 100.0%		$365,055,936
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2020.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$363,640,518	$202,020	$—	$363,842,538
Rights	23,287	—	—	23,287
Short-Term Investments	6,202,815	—	—	6,202,815
TOTAL INVESTMENTS	$369,866,620	$202,020	$—	$370,068,640
Sector Breakdown as of June 30, 2020

% of Net Assets
Information Technology	20.4%
Health Care	13.2
Financials	12.9
Consumer Discretionary	12.2
Industrials	10.9
Communication Services	8.9
Consumer Staples	7.3
Materials	4.3
Energy	3.6
Real Estate	3.5
Utilities	2.5
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Corp.	2,186	$129,389	$195,361	$24,161	$1,178	$2,383	4,786	$304,150	$4,870
State Street Institutional Liquid Reserves Fund, Premier Class	480,359	480,407	14,547,919	14,633,697	(171)	(3)	394,297	394,455	3,187
State Street Navigator Securities Lending Portfolio II	—	—	18,744,442	12,936,082	—	—	5,808,360	5,808,360	35,664
State Street Navigator Securities Lending Portfolio III	4,245,094	4,245,094	1,472,145	5,717,239	—	—	—	—	5,344
Total		$4,854,890	$34,959,867	$33,311,179	$1,007	$2,380		$6,506,965	$49,065
See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
ARGENTINA — 0.1%
MercadoLibre, Inc. (a)	54	$53,232
AUSTRALIA — 1.7%
Afterpay, Ltd. (a)	318	13,353
AMP, Ltd. (a)	9,060	11,571
Ampol, Ltd.	738	14,898
APA Group Stapled Security	733	5,617
Aristocrat Leisure, Ltd. (b)	930	16,328
ASX, Ltd.	258	15,166
Australia & New Zealand Banking Group, Ltd.	4,047	51,938
Brambles, Ltd.	2,767	20,708
Cochlear, Ltd.	105	13,658
Coles Group, Ltd.	530	6,265
Commonwealth Bank of Australia	2,260	108,018
Computershare, Ltd.	1,041	9,497
Crown Resorts, Ltd.	1,214	8,083
CSL, Ltd.	554	109,470
Dexus REIT	1,262	7,994
Evolution Mining, Ltd. (b)	1,441	5,625
Fortescue Metals Group, Ltd.	4,364	41,614
Goodman Group REIT	2,828	28,914
GPT Group REIT	1,394	4,002
Insurance Australia Group, Ltd.	3,612	14,349
Lendlease Group Stapled Security	824	7,018
Macquarie Group, Ltd.	472	38,542
Magellan Financial Group, Ltd.	137	5,472
Medibank Pvt, Ltd.	4,082	8,403
Mirvac Group REIT	7,683	11,479
National Australia Bank, Ltd.	3,708	46,515
Newcrest Mining, Ltd.	894	19,407
Northern Star Resources, Ltd.	964	8,867
QBE Insurance Group, Ltd.	2,367	14,439
Ramsay Health Care, Ltd.	156	7,145
REA Group, Ltd. (b)	83	6,165
Scentre Group REIT	8,902	13,300
SEEK, Ltd.	741	11,168
Sonic Healthcare, Ltd.	952	19,945
Stockland REIT	7,389	16,839
Suncorp Group, Ltd.	2,736	17,387
Sydney Airport Stapled Security	4,553	17,774
Tabcorp Holdings, Ltd.	5,781	13,453
Telstra Corp., Ltd.	5,762	12,417
Transurban Group Stapled Security	4,352	42,339
Treasury Wine Estates, Ltd.	1,255	9,055
Vicinity Centres REIT	4,727	4,654
Westpac Banking Corp. (b)	4,392	54,279
WiseTech Global, Ltd. (b)	362	4,823
Woolworths Group, Ltd.	1,486	38,142
		956,095
AUSTRIA — 0.1%
ANDRITZ AG (a)	151	5,495
Erste Group Bank AG (a)	303	7,130
Raiffeisen Bank International AG	750	13,360
Security Description	Shares	Value
Verbund AG (b)	522	$23,369
		49,354
BELGIUM — 0.2%
Ageas SA/NV	151	5,349
Anheuser-Busch InBev SA	846	41,680
Elia Group SA	88	9,548
Galapagos NV (a)	64	12,583
KBC Group NV	109	6,251
UCB SA	115	13,316
Umicore SA	580	27,301
		116,028
BERMUDA — 0.1%
Marvell Technology Group, Ltd.	1,206	42,282
BRAZIL — 0.6%
Ambev SA	7,624	19,633
B2W Cia Digital (a)	469	9,144
B3 SA - Brasil Bolsa Balcao	3,566	35,778
Banco Bradesco SA Preference Shares	6,179	23,294
Banco Bradesco SA	1,403	4,845
Banco BTG Pactual SA	374	5,211
Banco do Brasil SA	1,757	10,288
BB Seguridade Participacoes SA	882	4,380
BR Malls Participacoes SA	1,381	2,535
CCR SA	3,887	10,265
Cia Energetica de Minas Gerais Preference Shares	2,600	5,218
Cielo SA	4,197	3,531
Cogna Educacao	2,300	2,769
IRB Brasil Resseguros SA	731	1,464
Itau Unibanco Holding SA Preference Shares	4,552	21,099
Itausa SA Preference Shares	2,894	5,055
Localiza Rent a Car SA	1,894	14,112
Lojas Americanas SA Preference Shares	1,073	6,289
Lojas Renner SA	970	7,384
Magazine Luiza SA	1,277	16,664
Multiplan Empreendimentos Imobiliarios SA	930	3,472
Natura & Co. Holding SA	600	4,360
Natura & Co. Holding SA (a)	36	260
Notre Dame Intermedica Participacoes SA	500	6,193
Raia Drogasil SA	374	7,535
Suzano SA (a)	1,496	10,024
Telefonica Brasil SA Preference Shares	406	3,551
TIM Participacoes SA	2,021	5,227
Ultrapar Participacoes SA	1,961	6,564
Vale SA	5,865	59,731
WEG SA	930	8,572
		324,447

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
CANADA — 3.2%
Agnico Eagle Mines, Ltd.	396	$25,275
Algonquin Power & Utilities Corp.	1,735	22,356
Alimentation Couche-Tard, Inc. Class B (b)	1,289	40,288
B2Gold Corp. (b)	2,200	12,470
Bank of Montreal	897	47,590
Bank of Nova Scotia	1,823	75,195
Barrick Gold Corp.	2,121	56,887
Bausch Health Cos., Inc. (a)	249	4,541
BCE, Inc.	763	31,719
BlackBerry, Ltd. (a)	1,212	5,891
Brookfield Asset Management, Inc. Class A	1,598	52,422
Cameco Corp.	2,279	23,292
Canadian Imperial Bank of Commerce	609	40,573
Canadian National Railway Co.	920	81,132
Canadian Pacific Railway, Ltd.	151	38,284
Canadian Tire Corp., Ltd. Class A (b)	95	8,205
Canopy Growth Corp. (a)(b)	549	8,864
CCL Industries, Inc. Class B (b)	534	17,204
CGI, Inc. (a)	216	13,564
Constellation Software, Inc.	22	24,760
Cronos Group, Inc. (a)(b)	224	1,345
Dollarama, Inc.	430	14,258
Enbridge, Inc. (c)	644	19,519
Enbridge, Inc. (c)	1,919	58,376
Fairfax Financial Holdings, Ltd.	44	13,550
First Quantum Minerals, Ltd.	2,218	17,620
Franco-Nevada Corp. (b)	347	48,318
George Weston, Ltd.	331	24,169
Great-West Lifeco, Inc. (b)	714	12,477
Hydro One, Ltd. (b)(d)	3,486	65,343
iA Financial Corp., Inc. (b)	200	6,675
Intact Financial Corp.	136	12,902
Inter Pipeline, Ltd. (b)	2,399	22,264
Keyera Corp.	500	7,588
Kinross Gold Corp. (a)	800	5,756
Kirkland Lake Gold, Ltd.	374	15,350
Loblaw Cos., Ltd.	251	12,183
Lundin Mining Corp.	5,259	28,110
Manulife Financial Corp.	1,700	23,054
Metro, Inc.	430	17,680
National Bank of Canada (b)	282	12,738
Open Text Corp.	265	11,217
Pan American Silver Corp. (b)	600	18,163
Pembina Pipeline Corp. (b)	2,653	66,111
Power Corp. of Canada	1,300	22,793
Restaurant Brands International, Inc.	420	22,785
RioCan Real Estate Investment Trust	566	6,383
Rogers Communications, Inc. Class B	524	20,987
Royal Bank of Canada	1,970	133,228
Security Description	Shares	Value
Shaw Communications, Inc. Class B	436	$7,087
Shopify, Inc. Class A (a)	133	125,947
Sun Life Financial, Inc.	449	16,447
TC Energy Corp. (b)	900	38,326
TELUS Corp.	952	15,916
Thomson Reuters Corp.	365	24,719
Toronto-Dominion Bank (b)	2,296	102,140
Wheaton Precious Metals Corp. (b)	843	36,957
WSP Global, Inc.	249	15,222
Yamana Gold, Inc.	1,200	6,502
		1,760,717
CHILE — 0.2%
Aguas Andinas SA Class A	35,824	12,145
Antofagasta PLC	3,630	42,054
Cencosud SA	5,813	8,146
Cencosud Shopping SA	2,954	5,256
Embotelladora Andina SA Class B, Preference Shares	2,343	5,739
Empresa Nacional de Telecomunicaciones SA	1,139	7,357
Falabella SA	1,801	5,706
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	665	17,318
		103,721
CHINA — 4.7%
360 Security Technology, Inc. Class A	2,100	5,440
3SBio, Inc. (a)(d)	4,500	5,702
51job, Inc. ADR (a)	68	4,882
AAC Technologies Holdings, Inc. (b)	500	3,068
Agricultural Bank of China, Ltd. Class H	59,000	23,751
Alibaba Group Holding, Ltd. ADR (a)	2,084	449,519
Alibaba Health Information Technology, Ltd. (a)	6,000	17,496
Anhui Gujing Distillery Co., Ltd. Class A	300	6,377
ANTA Sports Products, Ltd.	1,000	8,825
Baidu, Inc. ADR (a)	318	38,125
Bank of China, Ltd. Class H	125,000	46,288
Bank of Communications Co., Ltd. Class A	11,328	8,222
Bank of Communications Co., Ltd. Class H	15,000	9,251
BeiGene, Ltd. ADR (a)(b)	67	12,623
Bilibili, Inc. ADR (a)(b)	200	9,264
BOE Technology Group Co., Ltd. Class A	12,600	8,325
Bohai Leasing Co., Ltd. Class A (a)	13,500	5,692
BYD Co., Ltd. Class H (b)	1,500	11,583
China Cinda Asset Management Co., Ltd. Class H	39,000	7,649
China CITIC Bank Corp., Ltd. Class H	24,000	10,466

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
China Common Rich Renewable Energy Investment, Ltd. (a)(b)(e)	24,000	$—
China Conch Venture Holdings, Ltd.	3,000	12,657
China Construction Bank Corp. Class A	500	446
China Construction Bank Corp. Class H	128,000	103,550
China Everbright Bank Co., Ltd. Class A	17,609	8,919
China Evergrande Group (b)	2,700	6,967
China Huarong Asset Management Co., Ltd. Class H (d)	44,000	4,428
China Jushi Co., Ltd. Class A	5,100	6,603
China Life Insurance Co., Ltd. Class H	12,000	24,153
China Literature, Ltd. (a)(b)(d)	1,000	6,735
China Mengniu Dairy Co., Ltd.	3,000	11,457
China Merchants Bank Co., Ltd. Class A	2,800	13,359
China Merchants Bank Co., Ltd. Class H	4,000	18,399
China Merchants Port Holdings Co., Ltd.	6,000	7,091
China Minsheng Banking Corp., Ltd. Class A	10,245	8,219
China Minsheng Banking Corp., Ltd. Class H	15,000	10,296
China Molybdenum Co., Ltd. Class H	18,000	5,876
China National Nuclear Power Co., Ltd. Class A	16,200	9,375
China Northern Rare Earth Group High-Tech Co., Ltd. Class A (a)	2,700	3,560
China Oilfield Services, Ltd. Class H	16,000	14,368
China Overseas Land & Investment, Ltd.	3,500	10,590
China Pacific Insurance Group Co., Ltd. Class H	3,200	8,547
China Resources Beer Holdings Co., Ltd.	2,000	11,148
China Resources Gas Group, Ltd.	4,000	19,483
China Telecom Corp., Ltd. Class H	34,000	9,519
China Tower Corp., Ltd. Class H (d)	64,000	11,313
China Unicom Hong Kong, Ltd.	12,000	6,487
China Vanke Co., Ltd. Class A	1,800	6,657
China Vanke Co., Ltd. Class H	2,296	7,258
China Yangtze Power Co., Ltd. Class A	9,096	24,375
Chongqing Rural Commercial Bank Co., Ltd. Class H	19,000	7,477
CITIC Securities Co., Ltd. Class H (b)	3,000	5,675
Country Garden Holdings Co., Ltd.	8,465	10,398
Country Garden Services Holdings Co., Ltd.	2,000	9,290
CSPC Pharmaceutical Group, Ltd.	7,200	13,600
ENN Energy Holdings, Ltd.	1,600	18,002
Security Description	Shares	Value
Foshan Haitian Flavouring & Food Co., Ltd. Class A	380	$6,688
Fosun International, Ltd.	9,000	11,450
Ganfeng Lithium Co., Ltd. Class A	1,300	9,853
Geely Automobile Holdings, Ltd.	8,000	12,593
Genscript Biotech Corp. (a)(b)	2,000	4,113
Gree Electric Appliances, Inc. of Zhuhai Class A	900	7,204
GSX Techedu, Inc. ADR (a)(b)	200	11,998
Guangzhou Automobile Group Co., Ltd. Class H	3,200	2,308
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	1,500	6,441
Huazhu Group, Ltd. ADR (b)	181	6,344
HUYA, Inc. ADR (a)(b)	300	5,601
Iflytek Co., Ltd. Class A	1,500	7,944
Industrial & Commercial Bank of China, Ltd. Class H	99,000	60,035
Industrial Bank Co., Ltd. Class A	4,132	9,225
Innovent Biologics, Inc. (a)(d)	1,000	7,419
iQIYI, Inc. ADR (a)(b)	399	9,253
JD.com, Inc. ADR (a)	923	55,546
Jiangsu Expressway Co., Ltd. Class H	6,000	7,029
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	317	4,716
Jinduicheng Molybdenum Co., Ltd. Class A	13,300	11,629
JOYY, Inc. ADR (a)	133	11,777
Kaisa Group Holdings, Ltd.	14,000	5,275
Kingdee International Software Group Co., Ltd.	3,000	6,975
Kingsoft Corp., Ltd. (b)	2,000	9,303
Kweichow Moutai Co., Ltd. Class A	202	41,810
Lenovo Group, Ltd.	6,000	3,321
Li Ning Co., Ltd.	3,000	9,522
Luzhou Laojiao Co., Ltd. Class A	300	3,868
Meituan Dianping Class B (a)	4,000	88,717
Momo, Inc. ADR	199	3,479
Muyuan Foodstuff Co., Ltd. Class A	680	7,889
NetEase, Inc. ADR	95	40,791
New China Life Insurance Co., Ltd. Class A	900	5,639
New Oriental Education & Technology Group, Inc. ADR (a)	208	27,088
NIO, Inc. ADR (a)	1,130	8,724
Oceanwide Holdings Co., Ltd. Class A	11,000	5,867
Offshore Oil Engineering Co., Ltd. Class A	16,900	10,880
People's Insurance Co. Group of China, Ltd. Class H	33,000	9,623
PICC Property & Casualty Co., Ltd. Class H	16,000	13,191
Pinduoduo, Inc. ADR (a)	324	27,812
Ping An Bank Co., Ltd. Class A	2,800	5,071

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Ping An Healthcare and Technology Co., Ltd. (a)(b)(d)	500	$7,606
Ping An Insurance Group Co. of China, Ltd. Class A	685	6,920
Ping An Insurance Group Co. of China, Ltd. Class H	6,000	59,997
Postal Savings Bank of China Co., Ltd. Class H (d)	19,000	10,909
Sany Heavy Industry Co., Ltd. Class A	2,100	5,574
Semiconductor Manufacturing International Corp. (a)(b)	2,500	8,709
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	4,000	8,898
Shanghai International Airport Co., Ltd. Class A	400	4,079
Shanghai International Port Group Co., Ltd. Class A	5,000	2,971
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	6,300	4,883
Shanxi Meijin Energy Co., Ltd. Class A (a)	5,900	5,226
Shenzhou International Group Holdings, Ltd.	1,500	18,076
Sichuan Chuantou Energy Co., Ltd. Class A	5,600	7,345
Sinopec Engineering Group Co., Ltd. Class H	15,000	6,387
SOHO China, Ltd. (a)	22,000	7,721
Sunac China Holdings, Ltd.	2,000	8,374
Sunny Optical Technology Group Co., Ltd.	800	12,799
TAL Education Group ADR (a)	501	34,258
Tencent Holdings, Ltd.	6,884	442,860
Tianqi Lithium Corp. Class A (a)	1,700	5,520
Trip.com Group, Ltd. ADR (a)	583	15,111
Tsingtao Brewery Co., Ltd. Class A	900	9,741
Vipshop Holdings, Ltd. ADR (a)	492	9,796
Want Want China Holdings, Ltd.	9,000	6,793
Wens Foodstuffs Group Co., Ltd. Class A	960	2,961
Wuliangye Yibin Co., Ltd. Class A	834	20,192
Wuxi Biologics Cayman, Inc. (a)(d)	1,000	18,296
Xiaomi Corp. Class B (a)(d)	11,200	18,555
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	3,900	5,501
Yangzijiang Shipbuilding Holdings, Ltd.	7,500	5,000
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	1,500	6,579
Yihai International Holding, Ltd.	1,000	10,251
Yintai Gold Co., Ltd. Class A	4,000	8,874
Yum China Holdings, Inc.	363	17,449
Zai Lab, Ltd. ADR (a)	100	8,213
Zhejiang Expressway Co., Ltd. Class H	14,000	9,899
Security Description	Shares	Value
Zhuzhou CRRC Times Electric Co., Ltd. Class H	2,000	$5,084
ZTE Corp. Class H	2,000	6,116
ZTO Express Cayman, Inc. ADR	332	12,188
		2,618,547
COLOMBIA — 0.1%
Bancolombia SA Preference Shares	1,423	9,400
Ecopetrol SA	55,532	30,816
Grupo de Inversiones Suramericana SA	4,349	21,679
Interconexion Electrica SA ESP	2,869	14,424
		76,319
DENMARK — 0.6%
Ambu A/S Class B	203	6,375
Carlsberg A/S Class B	67	8,851
Chr. Hansen Holding A/S	235	24,223
Coloplast A/S Class B	121	18,745
Danske Bank A/S (a)	1,189	15,818
Genmab A/S (a)	71	23,752
GN Store Nord A/S	107	5,698
Novo Nordisk A/S Class B	2,239	144,881
Novozymes A/S Class B	511	29,531
Orsted A/S (d)	205	23,645
Pandora A/S	136	7,384
Vestas Wind Systems A/S	295	30,025
		338,928
EGYPT — 0.0% (f)
Eastern Co SAE	8,112	6,408
ElSewedy Electric Co.	11,350	4,662
		11,070
FINLAND — 0.3%
Elisa Oyj	167	10,155
Kone Oyj Class B	527	36,236
Neste Oyj	1,278	49,966
Nokia Oyj (c)	874	3,817
Nokia Oyj (c)	5,153	22,407
Nordea Bank Abp (a)(c)	3,238	22,351
Nordea Bank Abp (a)(c)	89	614
Orion Oyj Class B	145	7,013
Sampo Oyj Class A	1,006	34,597
Wartsila OYJ Abp	770	6,363
		193,519
FRANCE — 2.8%
Aeroports de Paris	90	9,239
Airbus SE (a)	768	54,791
Alstom SA	413	19,208
Amundi SA (a)(d)	151	11,821
Atos SE (a)	191	16,282
AXA SA	2,459	51,403
BNP Paribas SA (a)	1,237	49,141
Bollore SA	24	75
Bureau Veritas SA (a)	529	11,158
Capgemini SE	240	27,481

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
CNP Assurances (a)	253	$2,913
Covivio REIT	109	7,896
Danone SA	794	54,898
Dassault Aviation SA (a)	7	6,451
Dassault Systemes SE	157	27,085
Edenred	455	19,895
Eiffage SA (a)	128	11,702
EssilorLuxottica SA (a)	418	53,638
Gecina SA REIT	102	12,602
Getlink SE	1,059	15,272
Hermes International	42	35,087
ICADE REIT	178	12,395
Iliad SA	44	8,582
Ingenico Group SA (a)	67	10,686
Ipsen SA	71	6,033
Kering SA	101	54,932
Klepierre SA REIT (b)	558	11,115
Legrand SA	492	37,366
L'Oreal SA (a)	363	116,481
LVMH Moet Hennessy Louis Vuitton SE	372	163,155
Natixis SA (a)	2,603	6,797
Orange SA	2,515	30,069
Pernod Ricard SA	343	53,953
Peugeot SA (a)	1,280	20,817
Publicis Groupe SA	160	5,177
Remy Cointreau SA (b)	55	7,487
Renault SA (a)	343	8,699
Safran SA (a)	401	40,183
Sanofi	1,423	144,881
Schneider Electric SE	820	91,067
SCOR SE (a)	328	8,989
Societe Generale SA (a)	957	15,908
Sodexo SA	196	13,252
Teleperformance	80	20,298
Thales SA	195	15,743
Ubisoft Entertainment SA (a)	152	12,531
Unibail-Rodamco-Westfield (b)	1,834	5,101
Unibail-Rodamco-Westfield REIT (b)	232	13,070
Valeo SA	68	1,784
Vinci SA	968	89,151
Vivendi SA	1,388	35,606
Worldline SA (a)(d)	74	6,406
		1,565,752
GERMANY — 2.4%
Adidas AG (a)	223	58,508
Allianz SE	597	121,874
Aroundtown SA (a)	965	5,525
BASF SE	307	17,199
Bayer AG	1,148	84,828
Bayerische Motoren Werke AG	818	52,203
Beiersdorf AG	127	14,421
Brenntag AG	54	2,837
Carl Zeiss Meditec AG	56	5,459
Continental AG (a)	113	11,062
Security Description	Shares	Value
Daimler AG	1,734	$70,394
Delivery Hero SE (a)(d)	202	20,637
Deutsche Bank AG (a)	2,337	22,216
Deutsche Boerse AG	197	35,634
Deutsche Post AG	620	22,666
Deutsche Telekom AG	3,616	60,696
Deutsche Wohnen SE	294	13,192
Fraport AG Frankfurt Airport Services Worldwide (a)	167	7,281
Fresenius Medical Care AG & Co. KGaA	322	27,594
Fresenius SE & Co. KGaA	549	27,205
Fuchs Petrolub SE Preference Shares	222	8,911
GEA Group AG	271	8,568
Hannover Rueck SE	33	5,686
Henkel AG & Co. KGaA Preference Shares	379	35,280
Infineon Technologies AG	1,573	36,880
KION Group AG	77	4,739
Merck KGaA	95	11,022
MTU Aero Engines AG (a)	81	14,024
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	199	51,720
Puma SE (a)	60	4,638
SAP SE	1,303	181,938
Sartorius AG Preference Shares	34	11,174
Siemens AG	1,065	125,309
Siemens Healthineers AG (d)	192	9,197
Symrise AG	383	44,522
TeamViewer AG (a)(d)	114	6,223
Telefonica Deutschland Holding AG	932	2,750
United Internet AG	170	7,200
Volkswagen AG Preference Shares	259	39,253
Vonovia SE	491	30,099
Zalando SE (a)(d)	193	13,609
		1,334,173
GREECE — 0.0% (f)
OPAP SA	551	5,226
HONG KONG — 1.1%
AIA Group, Ltd.	14,600	136,196
Bank of East Asia, Ltd.	1,005	2,295
China Gas Holdings, Ltd.	3,600	11,101
China Mobile, Ltd.	7,500	50,610
China Resources Land, Ltd.	2,000	7,574
CK Asset Holdings, Ltd.	4,959	29,560
CK Hutchison Holdings, Ltd.	2,500	16,064
Dairy Farm International Holdings, Ltd.	600	2,790
Galaxy Entertainment Group, Ltd.	2,000	13,612
Hang Seng Bank, Ltd.	300	5,036
Henderson Land Development Co., Ltd.	2,632	9,984
Hong Kong & China Gas Co., Ltd.	15,229	23,579

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Hong Kong Exchanges & Clearing, Ltd.	1,433	$61,015
Hongkong Land Holdings, Ltd.	2,400	9,912
Hutchison China MediTech, Ltd. ADR (a)	265	7,309
Jardine Matheson Holdings, Ltd.	300	12,522
Jardine Strategic Holdings, Ltd.	300	6,465
Kerry Properties, Ltd.	1,500	3,871
Link REIT	3,600	29,425
Melco Resorts & Entertainment, Ltd. ADR	495	7,682
MTR Corp., Ltd.	2,432	12,599
Power Assets Holdings, Ltd.	5,500	29,911
Sands China, Ltd.	4,000	15,689
Shenzhen International Holdings, Ltd.	5,016	7,986
Sino Biopharmaceutical, Ltd.	8,500	16,012
Sino Land Co., Ltd.	9,324	11,730
Sun Hung Kai Properties, Ltd.	2,000	25,534
Swire Properties, Ltd.	2,400	6,094
Techtronic Industries Co., Ltd.	1,500	14,670
Wharf Real Estate Investment Co., Ltd. (b)	3,000	14,322
Wheelock & Co., Ltd.	2,000	15,818
		616,967
INDIA — 0.9%
Adani Ports & Special Economic Zone, Ltd.	1,557	7,092
Asian Paints, Ltd.	858	19,176
Avenue Supermarts, Ltd. (a)(d)	213	6,537
Axis Bank, Ltd.	2,386	12,851
Bajaj Auto, Ltd.	203	7,598
Bharti Airtel, Ltd. (a)	3,474	25,759
Bharti Infratel, Ltd.	1,160	3,403
Dabur India, Ltd.	839	5,178
DLF, Ltd.	2,210	4,333
Eicher Motors, Ltd.	31	7,528
Godrej Consumer Products, Ltd.	406	3,715
HCL Technologies, Ltd.	1,547	11,409
Hindustan Unilever, Ltd.	1,088	31,413
Housing Development Finance Corp., Ltd.	1,477	34,324
ICICI Bank, Ltd. ADR	2,073	19,258
Infosys, Ltd. ADR	4,519	43,653
ITC, Ltd.	6,707	17,291
Larsen & Toubro, Ltd. GDR	722	8,982
Mahindra & Mahindra, Ltd. GDR	303	2,006
Maruti Suzuki India, Ltd.	207	16,006
Nestle India, Ltd.	70	15,922
Petronet LNG, Ltd.	6,079	20,776
Piramal Enterprises, Ltd.	310	5,599
Reliance Industries, Ltd.	3,464	78,182
Sun Pharmaceutical Industries, Ltd.	1,153	7,222
Tata Consultancy Services, Ltd.	1,187	32,734
Tata Motors, Ltd. (a)	5,035	6,552
Tech Mahindra, Ltd.	1,034	7,442
Security Description	Shares	Value
Titan Co., Ltd.	198	$2,491
United Spirits, Ltd. (a)	882	6,919
Wipro, Ltd. ADR	2,147	7,106
Zee Entertainment Enterprises, Ltd.	1,623	3,678
		482,135
INDONESIA — 0.2%
Astra International Tbk PT	33,900	11,391
Bank Central Asia Tbk PT	6,800	13,555
Bank Mandiri Persero Tbk PT	8,900	3,084
Bank Negara Indonesia Persero Tbk PT	21,500	6,893
Bank Rakyat Indonesia Persero Tbk PT	37,100	7,869
Barito Pacific Tbk PT (a)	75,600	6,139
Charoen Pokphand Indonesia Tbk PT	19,000	7,415
Gudang Garam Tbk PT	1,400	4,624
Hanjaya Mandala Sampoerna Tbk PT	72,600	8,361
Telekomunikasi Indonesia Persero Tbk PT	72,100	15,394
Unilever Indonesia Tbk PT	19,900	11,005
XL Axiata Tbk PT	29,700	5,759
		101,489
IRELAND — 0.5%
Accenture PLC Class A	851	182,727
AerCap Holdings NV (a)	310	9,548
Flutter Entertainment PLC (b)(c)	49	6,439
Flutter Entertainment PLC (c)	83	10,866
James Hardie Industries PLC (b)	834	15,802
Kerry Group PLC Class A	185	22,918
Kingspan Group PLC	89	5,733
Trane Technologies PLC	311	27,673
		281,706
ISRAEL — 0.3%
Azrieli Group, Ltd.	186	8,421
Bank Hapoalim BM	3,179	18,903
Bank Leumi Le-Israel BM	2,536	12,684
Check Point Software Technologies, Ltd. (a)	220	23,635
Elbit Systems, Ltd.	47	6,437
Israel Discount Bank, Ltd. Class A	6,015	18,249
Mizrahi Tefahot Bank, Ltd.	623	11,632
Nice, Ltd. (a)	125	23,292
Teva Pharmaceutical Industries, Ltd. ADR (a)	418	5,154
Teva Pharmaceutical Industries, Ltd. (a)	1,332	16,033
Wix.com, Ltd. (a)	100	25,622
		170,062
ITALY — 0.5%
Assicurazioni Generali SpA	2,294	34,706
Atlantia SpA (a)	1,188	19,080
Davide Campari-Milano SpA	779	6,562

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
DiaSorin SpA	28	$5,359
Ferrari NV	258	44,002
FinecoBank Banca Fineco SpA (a)	602	8,124
Intesa Sanpaolo SpA (a)	18,129	34,688
Mediobanca Banca di Credito Finanziario SpA	1,040	7,464
Moncler SpA (a)	227	8,679
Nexi SpA (a)(d)	344	5,950
Poste Italiane SpA (d)	1,716	14,917
Snam SpA	8,356	40,675
Telecom Italia SpA	28,801	11,160
Terna Rete Elettrica Nazionale SpA	6,712	46,121
UniCredit SpA (a)	2,003	18,420
		305,907
JAPAN — 7.0%
Advantest Corp.	200	11,345
Amada Co., Ltd.	500	4,083
Asahi Group Holdings, Ltd.	300	10,500
Asahi Intecc Co., Ltd.	400	11,364
Astellas Pharma, Inc.	3,000	50,039
Bandai Namco Holdings, Inc. (b)	200	10,506
Bank of Kyoto, Ltd.	300	10,622
Canon, Inc. (b)	1,700	33,634
Casio Computer Co., Ltd.	500	8,667
Central Japan Railway Co.	200	30,940
Chiba Bank, Ltd.	800	3,767
Chugai Pharmaceutical Co., Ltd.	600	32,062
Concordia Financial Group, Ltd.	2,300	7,355
CyberAgent, Inc. (b)	200	9,807
Daifuku Co., Ltd.	200	17,463
Dai-ichi Life Holdings, Inc.	1,100	13,082
Daiichi Sankyo Co., Ltd.	700	57,137
Daikin Industries, Ltd.	400	64,272
Daito Trust Construction Co., Ltd.	100	9,185
Daiwa House Industry Co., Ltd.	700	16,493
Daiwa Securities Group, Inc.	2,800	11,671
Denso Corp.	700	27,284
Dentsu Group, Inc. (b)	600	14,210
East Japan Railway Co.	300	20,783
Eisai Co., Ltd.	300	23,764
FamilyMart Co., Ltd.	300	5,142
FANUC Corp.	300	53,557
Fast Retailing Co., Ltd.	100	57,191
FUJIFILM Holdings Corp.	300	12,819
Fujitsu, Ltd.	300	35,093
Fukuoka Financial Group, Inc.	400	6,307
Hisamitsu Pharmaceutical Co., Inc. (b)	200	10,771
Hitachi, Ltd.	700	22,080
Honda Motor Co., Ltd. (b)	1,800	45,974
Hoshizaki Corp.	100	8,565
Hoya Corp.	400	38,040
Iida Group Holdings Co., Ltd.	800	12,243
Isuzu Motors, Ltd.	900	8,119
ITOCHU Corp.	2,600	55,948
Japan Airport Terminal Co., Ltd.	300	12,764
Security Description	Shares	Value
Japan Post Holdings Co., Ltd.	2,432	$17,283
Japan Tobacco, Inc. (b)	1,500	27,828
JGC Holdings Corp.	300	3,153
Kajima Corp.	1,700	20,233
Kansai Paint Co., Ltd.	1,300	27,389
Kao Corp.	500	39,579
KDDI Corp.	2,200	65,948
Keikyu Corp.	500	7,652
Keio Corp.	200	11,420
Keyence Corp.	200	83,478
Kikkoman Corp.	400	19,243
Kirin Holdings Co., Ltd.	900	18,974
Koito Manufacturing Co., Ltd.	400	16,091
Komatsu, Ltd.	800	16,340
Konami Holdings Corp.	300	9,983
Kose Corp.	100	12,013
Kubota Corp.	1,400	20,867
Kyocera Corp.	200	10,873
Lawson, Inc. (b)	200	10,029
M3, Inc.	700	29,749
Makita Corp.	300	10,887
Marubeni Corp.	7,700	34,794
Mebuki Financial Group, Inc.	1,800	4,171
Medipal Holdings Corp.	200	3,849
Mercari, Inc. (a)	200	6,173
MISUMI Group, Inc.	100	2,497
Mitsubishi Corp.	2,700	56,810
Mitsubishi Electric Corp.	2,600	33,728
Mitsubishi Estate Co., Ltd.	2,000	29,708
Mitsubishi Heavy Industries, Ltd.	300	7,071
Mitsubishi Motors Corp.	1,300	3,205
Mitsubishi UFJ Financial Group, Inc.	15,700	61,353
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,800	8,509
Mitsui & Co., Ltd.	8,200	121,193
Mitsui Fudosan Co., Ltd.	1,600	28,319
Mizuho Financial Group, Inc.	35,700	43,746
MonotaRO Co., Ltd.	300	12,013
MS&AD Insurance Group Holdings, Inc.	700	19,212
Murata Manufacturing Co., Ltd.	500	29,272
NEC Corp.	400	19,169
Nexon Co., Ltd.	500	11,294
Nidec Corp.	500	33,350
Nikon Corp.	700	5,853
Nintendo Co., Ltd.	200	89,002
Nippon Paint Holdings Co., Ltd.	400	29,068
Nippon Telegraph & Telephone Corp.	1,500	34,975
Nissan Chemical Corp.	300	15,350
Nitori Holdings Co., Ltd. (b)	100	19,581
Nitto Denko Corp.	200	11,308
Nomura Holdings, Inc.	5,300	23,699
Nomura Research Institute, Ltd. (b)	600	16,278
NTT Data Corp.	1,600	17,782

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
NTT DOCOMO, Inc.	1,800	$48,085
Obayashi Corp.	1,900	17,752
Obic Co., Ltd.	100	17,491
Olympus Corp.	1,500	28,857
Omron Corp.	300	20,077
Ono Pharmaceutical Co., Ltd.	300	8,723
Oriental Land Co., Ltd.	300	39,598
ORIX Corp.	2,400	29,554
Otsuka Holdings Co., Ltd.	300	13,067
Pan Pacific International Holdings Corp.	500	10,979
Panasonic Corp.	1,400	12,193
Park24 Co., Ltd.	600	10,261
PeptiDream, Inc. (a)	100	4,579
Persol Holdings Co., Ltd.	300	4,115
Pigeon Corp. (b)	200	7,730
Pola Orbis Holdings, Inc.	300	5,217
Rakuten, Inc.	2,000	17,574
Recruit Holdings Co., Ltd.	1,600	54,606
Renesas Electronics Corp. (a)	1,300	6,639
Resona Holdings, Inc. (b)	4,200	14,319
Ricoh Co., Ltd.	1,200	8,554
Rohm Co., Ltd.	100	6,618
Ryohin Keikaku Co., Ltd.	700	9,895
SBI Holdings, Inc.	600	12,947
Secom Co., Ltd.	300	26,203
Sekisui House, Ltd.	1,200	22,830
Seven & i Holdings Co., Ltd.	700	22,839
Shimadzu Corp.	700	18,609
Shimano, Inc.	100	19,233
Shimizu Corp.	1,800	14,766
Shin-Etsu Chemical Co., Ltd.	300	35,023
Shinsei Bank, Ltd.	1,000	12,031
Shionogi & Co., Ltd.	200	12,513
Shiseido Co., Ltd.	400	25,342
Shizuoka Bank, Ltd.	1,600	10,278
SMC Corp.	100	51,147
Softbank Corp.	2,100	26,765
SoftBank Group Corp.	2,000	101,033
Sohgo Security Services Co., Ltd.	300	13,959
Sompo Holdings, Inc.	400	13,744
Sony Corp.	1,500	102,665
Square Enix Holdings Co., Ltd.	200	10,085
Subaru Corp.	400	8,311
Sumitomo Corp.	2,200	25,174
Sumitomo Dainippon Pharma Co., Ltd. (b)	600	8,287
Sumitomo Metal Mining Co., Ltd.	300	8,367
Sumitomo Mitsui Financial Group, Inc.	2,100	59,018
Sumitomo Mitsui Trust Holdings, Inc.	100	2,804
Suzuki Motor Corp.	300	10,169
Sysmex Corp.	300	22,885
T&D Holdings, Inc.	500	4,268
Taisei Corp.	300	10,900
Security Description	Shares	Value
Taisho Pharmaceutical Holdings Co., Ltd.	100	$6,118
Takeda Pharmaceutical Co., Ltd.	1,920	68,482
Terumo Corp.	700	26,479
Toho Gas Co., Ltd.	400	20,021
Tokio Marine Holdings, Inc.	500	21,773
Tokyo Century Corp.	300	15,322
Tokyo Electron, Ltd.	200	49,015
Tokyu Corp.	700	9,843
Toshiba Corp.	400	12,736
TOTO, Ltd.	500	19,071
Toyota Industries Corp.	200	10,585
Toyota Motor Corp.	2,500	156,695
Toyota Tsusho Corp.	1,100	27,825
Trend Micro, Inc.	300	16,740
Unicharm Corp.	300	12,291
Welcia Holdings Co., Ltd.	100	8,055
Yakult Honsha Co., Ltd.	300	17,658
Yamaha Corp.	300	14,098
Yaskawa Electric Corp.	300	10,358
Yokogawa Electric Corp. (b)	800	12,458
Z Holdings Corp.	4,000	19,502
ZOZO, Inc.	300	6,663
		3,876,458
LUXEMBOURG — 0.0% (f)
Eurofins Scientific SE	9	5,647
Reinet Investments SCA	331	5,802
SES SA	546	3,728
		15,177
MACAU — 0.0% (f)
Wynn Macau, Ltd.	800	1,377
MALAYSIA — 0.2%
AMMB Holdings Bhd	4,600	3,339
Carlsberg Brewery Malaysia Bhd Class B	800	4,626
CIMB Group Holdings Bhd	10,358	8,605
Dialog Group Bhd	19,300	16,260
Gamuda Bhd	2,460	2,090
Genting Malaysia Bhd	11,700	6,908
Hartalega Holdings Bhd	2,100	6,371
Hong Leong Bank Bhd	900	2,957
IHH Healthcare Bhd	8,100	10,397
Malayan Banking Bhd	8,429	14,773
Petronas Dagangan Bhd	4,500	21,634
PPB Group Bhd	2,600	10,788
Public Bank Bhd	4,000	15,402
Top Glove Corp. Bhd	1,800	6,763
		130,913
MEXICO — 0.2%
America Movil SAB de CV Series L	28,502	18,194
Coca-Cola Femsa SAB de CV	1,864	8,117
Fibra Uno Administracion SA de CV REIT	4,493	3,548

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Fomento Economico Mexicano SAB de CV	2,197	$13,548
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,023	7,317
Grupo Aeroportuario del Sureste SAB de CV Class B	652	7,242
Grupo Financiero Banorte SAB de CV Series O	3,909	13,486
Megacable Holdings SAB de CV	1,029	2,996
Promotora y Operadora de Infraestructura SAB de CV (a)	649	4,650
Wal-Mart de Mexico SAB de CV	5,004	11,943
		91,041
NETHERLANDS — 1.3%
Adyen NV (a)(d)	13	18,916
Aegon NV	3,189	9,502
Akzo Nobel NV	175	15,673
ASML Holding NV	520	190,922
Heineken NV	228	21,014
ING Groep NV	3,600	25,061
Just Eat Takeaway.com NV (a)(d)	110	11,460
Koninklijke Ahold Delhaize NV	1,077	29,346
Koninklijke DSM NV	345	47,738
Koninklijke KPN NV	2,336	6,192
Koninklijke Philips NV (a)	1,468	68,457
Koninklijke Vopak NV	235	12,426
NN Group NV	522	17,530
NXP Semiconductors NV	318	36,265
Prosus NV (a)	543	50,461
Randstad NV	276	12,294
Royal Dutch Shell PLC Class B	7,021	106,184
Wolters Kluwer NV	384	29,983
		709,424
NEW ZEALAND — 0.1%
a2 Milk Co., Ltd. (a)	465	6,044
Fisher & Paykel Healthcare Corp., Ltd.	300	6,875
Meridian Energy, Ltd.	6,874	21,285
		34,204
NORWAY — 0.3%
DNB ASA	2,594	34,176
Gjensidige Forsikring ASA (a)	1,548	28,418
Mowi ASA	1,692	32,035
Orkla ASA	2,842	24,835
Schibsted ASA Class B (a)	395	9,278
Telenor ASA	1,580	22,946
		151,688
PERU — 0.0% (f)
Southern Copper Corp.	691	27,481
PHILIPPINES — 0.0% (f)
Altus San Nicolas Corp. (a)	260	217
Ayala Land, Inc.	10,380	7,042
International Container Terminal Services, Inc.	2,280	4,690
Security Description	Shares	Value
Robinsons Land Corp.	12,800	$4,491
SM Prime Holdings, Inc.	11,300	7,223
		23,663
POLAND — 0.1%
Bank Polska Kasa Opieki SA	455	6,193
CD Projekt SA (a)	137	13,677
LPP SA (a)	1	1,519
Powszechna Kasa Oszczednosci Bank Polski SA	1,088	6,304
Powszechny Zaklad Ubezpieczen SA	1,532	11,205
		38,898
PORTUGAL — 0.0% (f)
Galp Energia SGPS SA	1,584	18,315
QATAR — 0.1%
Barwa Real Estate Co.	25,641	21,479
Industries Qatar QSC	4,725	9,987
Mesaieed Petrochemical Holding Co.	11,751	6,520
Qatar National Bank QPSC	5,128	24,492
		62,478
ROMANIA — 0.0% (f)
NEPI Rockcastle PLC	1,333	6,810
RUSSIA — 0.3%
Alrosa PJSC	9,330	8,473
Magnit PJSC GDR	906	11,769
Mobile TeleSystems PJSC ADR	2,382	21,891
Moscow Exchange MICEX	11,371	18,103
Polymetal International PLC	929	18,544
Sberbank of Russia PJSC ADR	5,741	65,332
VTB Bank PJSC GDR	4,319	4,053
X5 Retail Group NV GDR	565	20,001
		168,166
SAUDI ARABIA — 0.4%
Abdullah Al Othaim Markets Co.	175	5,216
Al Rajhi Bank	1,705	25,727
Alinma Bank (a)	1,524	5,908
Almarai Co. JSC	560	7,733
Arab National Bank	1,418	7,183
Bank AlBilad	920	5,425
Banque Saudi Fransi	832	6,333
Bupa Arabia for Cooperative Insurance Co.	177	5,153
Co. for Cooperative Insurance (a)	389	7,373
Dar Al Arkan Real Estate Development Co. (a)	4,304	8,147
Emaar Economic City (a)	5,582	10,119
Etihad Etisalat Co. (a)	1,456	10,325
National Commercial Bank	2,132	21,172
Riyad Bank	1,236	5,556
Samba Financial Group	2,523	18,060
Saudi Airlines Catering Co.	263	5,427
Saudi Arabian Fertilizer Co.	923	18,332

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Saudi Arabian Mining Co. (a)	628	$5,826
Saudi British Bank	1,457	8,848
Saudi Telecom Co.	946	24,968
Yanbu National Petrochemical Co.	896	12,230
		225,061
SINGAPORE — 0.2%
CapitaLand Commercial Trust REIT	4,300	5,209
CapitaLand Mall Trust REIT	4,400	6,182
City Developments, Ltd.	2,032	12,265
DBS Group Holdings, Ltd.	1,549	23,095
Genting Singapore, Ltd.	17,700	9,643
Oversea-Chinese Banking Corp., Ltd.	2,162	13,948
Singapore Technologies Engineering, Ltd.	3,500	8,279
Singapore Telecommunications, Ltd.	13,629	24,033
United Overseas Bank, Ltd.	854	12,384
UOL Group, Ltd.	692	3,368
		118,406
SOUTH AFRICA — 0.4%
Absa Group, Ltd.	1,485	7,290
Anglo American Platinum, Ltd.	85	6,135
Aspen Pharmacare Holdings, Ltd. (a)	311	2,569
Bid Corp., Ltd.	234	3,818
Discovery, Ltd.	1,103	6,637
FirstRand, Ltd.	10,391	22,761
Gold Fields, Ltd.	724	6,760
Growthpoint Properties, Ltd. REIT	10,273	7,893
Kumba Iron Ore, Ltd.	387	10,315
MTN Group, Ltd. (b)	2,186	6,647
Naspers, Ltd. Class N	543	98,853
Nedbank Group, Ltd.	851	4,974
Old Mutual, Ltd. (b)	10,582	7,333
Rand Merchant Investment Holdings, Ltd.	4,249	7,141
Sanlam, Ltd.	3,800	12,890
Standard Bank Group, Ltd.	2,239	13,466
		225,482
SOUTH KOREA — 1.5%
Amorepacific Corp.	57	7,937
AMOREPACIFIC Group	42	1,802
BGF retail Co., Ltd.	43	4,969
BNK Financial Group, Inc.	1,141	4,743
Celltrion Healthcare Co., Ltd. (a)	156	14,059
Celltrion Pharm, Inc. (a)	77	8,123
Celltrion, Inc. (a)	145	36,887
CJ CheilJedang Corp.	22	5,963
CJ ENM Co., Ltd.	79	7,244
Coway Co., Ltd.	127	7,623
Daelim Industrial Co., Ltd.	193	13,205
Daewoo Engineering & Construction Co., Ltd. (a)	1,830	5,218
DB Insurance Co., Ltd.	142	5,059
Fila Holdings Corp.	53	1,547
Security Description	Shares	Value
GS Engineering & Construction Corp.	292	$5,960
Hana Financial Group, Inc.	413	9,270
Helixmith Co., Ltd. (a)	101	5,130
HLB, Inc. (a)	64	4,927
Hotel Shilla Co., Ltd.	108	6,375
Hyundai Marine & Fire Insurance Co., Ltd.	272	5,178
Hyundai Mobis Co., Ltd.	108	17,239
Hyundai Motor Co.	122	9,909
Hyundai Motor Co. Preference Shares	144	6,812
Industrial Bank of Korea	779	5,233
Kakao Corp.	77	17,124
Kangwon Land, Inc.	319	5,702
KB Financial Group, Inc.	486	13,717
Kia Motors Corp.	217	5,782
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	140	10,173
KT&G Corp.	286	18,594
LG Household & Health Care, Ltd.	9	10,071
LG Household & Health Care, Ltd. Preference Shares	13	7,836
Lotte Corp.	226	5,937
NAVER Corp.	188	41,731
NCSoft Corp.	19	14,074
Netmarble Corp. (a)(d)	41	3,426
Orion Corp/Republic of Korea	50	5,570
S-1 Corp.	62	4,423
Samsung Biologics Co., Ltd. (a)(d)	33	21,262
Samsung C&T Corp.	123	11,862
Samsung Electronics Co., Ltd. Preference Shares	982	37,962
Samsung Electronics Co., Ltd.	5,643	247,704
Samsung Engineering Co., Ltd. (a)	946	9,634
Samsung Fire & Marine Insurance Co., Ltd.	63	9,218
Samsung Life Insurance Co., Ltd.	94	3,493
Samsung SDI Co., Ltd.	62	18,736
Samsung SDS Co., Ltd.	69	9,666
Shinhan Financial Group Co., Ltd.	510	12,190
SK Holdings Co., Ltd.	169	40,885
SK Hynix, Inc.	647	45,774
SK Telecom Co., Ltd.	27	4,736
Woori Financial Group, Inc.	443	3,245
		840,939
SPAIN — 0.7%
Aena SME SA (a)(d)	224	29,863
Amadeus IT Group SA	595	30,995
Banco Bilbao Vizcaya Argentaria SA	9,190	31,626
Banco Santander SA (c)	19,722	48,167
Banco Santander SA (a)(c)	1,250	3,069
CaixaBank SA	1,823	3,891
Cellnex Telecom SA (d)	158	9,625
Enagas SA (b)	915	22,352

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Ferrovial SA	1,231	$32,768
Grifols SA	456	13,844
Iberdrola SA	539	6,248
Industria de Diseno Textil SA	1,463	38,729
Mapfre SA	6,235	11,092
Red Electrica Corp. SA (b)	2,189	40,825
Siemens Gamesa Renewable Energy SA (a)(b)	596	10,563
Telefonica SA	8,241	39,310
		372,967
SWEDEN — 0.9%
Alfa Laval AB (a)	472	10,355
Assa Abloy AB Class B	1,854	37,700
Atlas Copco AB Class A	151	6,395
Atlas Copco AB Class B	1,062	39,281
Autoliv, Inc.	21	1,355
Boliden AB	2,245	51,085
Epiroc AB Class A	151	1,882
EQT AB (b)	357	6,405
Evolution Gaming Group AB (d)	168	10,019
Hennes & Mauritz AB Class B (b)	1,412	20,460
Hexagon AB Class B (a)	301	17,575
Husqvarna AB Class B	841	6,887
ICA Gruppen AB	255	12,092
Industrivarden AB Class C (a)	1,251	28,346
Investor AB Class B	1,107	58,424
Kinnevik AB Class B	974	25,624
Sandvik AB (a)	874	16,332
Securitas AB Class B (a)	265	3,571
Skandinaviska Enskilda Banken AB Class A (a)	810	7,016
Skanska AB Class B (a)	642	13,058
Svenska Cellulosa AB SCA Class B (a)	448	5,328
Svenska Handelsbanken AB Class A (a)	1,441	13,679
Swedish Match AB	265	18,631
Tele2 AB Class B	341	4,522
Telefonaktiebolaget LM Ericsson Class B	3,380	31,258
Telia Co. AB	2,914	10,885
Volvo AB Class B (a)	2,312	36,206
		494,371
SWITZERLAND — 2.9%
ABB, Ltd.	1,948	43,851
Adecco Group AG	325	15,249
Alcon, Inc. (a)	501	28,742
Chocoladefabriken Lindt & Spruengli AG	3	24,695
Cie Financiere Richemont SA	661	42,162
Coca-Cola HBC AG	157	3,934
Credit Suisse Group AG	1,525	15,769
EMS-Chemie Holding AG	19	14,718
Geberit AG	64	32,029
Givaudan SA	18	67,019
Security Description	Shares	Value
Julius Baer Group, Ltd.	183	$7,658
Kuehne + Nagel International AG (a)	70	11,628
Lonza Group AG	53	27,978
Nestle SA	3,588	396,609
Novartis AG	2,507	218,064
Partners Group Holding AG	7	6,349
Roche Holding AG	834	289,002
Schindler Holding AG	37	8,708
SGS SA	9	21,988
Sika AG	343	66,008
Sonova Holding AG (a)	32	6,388
STMicroelectronics NV	530	14,406
Straumann Holding AG	8	6,873
Swatch Group AG (b)	43	8,581
Swiss Life Holding AG	10	3,704
Swiss Re AG	319	24,596
Swisscom AG (b)	34	17,794
TE Connectivity, Ltd.	492	40,123
Temenos AG	56	8,697
UBS Group AG	4,210	48,451
Vifor Pharma AG	75	11,283
Zurich Insurance Group AG	198	69,834
		1,602,890
TAIWAN — 1.5%
Accton Technology Corp.	1,000	7,728
Acer, Inc.	2,000	1,213
Asustek Computer, Inc.	2,000	14,642
Catcher Technology Co., Ltd.	1,000	7,524
Cathay Financial Holding Co., Ltd.	19,962	28,315
Chailease Holding Co., Ltd.	2,399	10,164
China Development Financial Holding Corp.	29,000	9,298
China Life Insurance Co., Ltd. (a)	4,382	3,238
Chunghwa Telecom Co., Ltd.	7,000	27,758
CTBC Financial Holding Co., Ltd.	30,359	20,939
Delta Electronics, Inc.	3,000	17,031
Fubon Financial Holding Co., Ltd.	15,000	22,319
Hiwin Technologies Corp.	175	1,741
Hon Hai Precision Industry Co., Ltd.	12,656	37,019
Hotai Motor Co., Ltd.	1,000	23,827
MediaTek, Inc.	3,000	58,872
Mega Financial Holding Co., Ltd.	20,922	21,912
Novatek Microelectronics Corp.	2,000	15,455
Phison Electronics Corp.	1,000	9,965
President Chain Store Corp.	2,000	20,099
Ruentex Development Co., Ltd.	8,000	13,856
Shin Kong Financial Holding Co., Ltd.	42,778	12,469
SinoPac Financial Holdings Co., Ltd.	44,160	16,239
Synnex Technology International Corp.	10,000	14,116
Taishin Financial Holding Co., Ltd.	46,957	21,247

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Taiwan Cooperative Financial Holding Co., Ltd.	16,863	$11,859
Taiwan Mobile Co., Ltd.	1,000	3,745
Taiwan Semiconductor Manufacturing Co., Ltd.	30,000	318,257
Tatung Co., Ltd. (a)	12,000	8,541
Uni-President Enterprises Corp.	11,000	26,582
Walsin Technology Corp.	1,000	6,067
Yageo Corp.	198	2,557
Yuanta Financial Holding Co., Ltd.	24,573	14,533
		829,127
THAILAND — 0.3%
Advanced Info Service PCL	900	5,387
Airports of Thailand PCL	11,600	22,706
Bangkok Bank PCL NVDR	1,700	5,885
Bangkok Commercial Asset Management PCL	7,200	5,661
Bangkok Dusit Medical Services PCL NVDR	9,800	7,134
Bangkok Expressway & Metro PCL NVDR	30,000	9,221
Central Pattana PCL	3,200	5,047
CP ALL PCL (a)	6,064	13,292
Energy Absolute PCL NVDR	5,900	7,493
Intouch Holdings PCL Class F	3,100	5,642
Kasikornbank PCL	1,700	5,115
Kasikornbank PCL NVDR	1,800	5,431
Krung Thai Bank PCL	22,600	7,532
Minor International PCL NVDR (a)	5,800	3,809
Osotspa PCL	4,000	4,918
PTT Exploration & Production PCL	6,500	19,296
Siam Commercial Bank PCL NVDR	1,600	3,753
Siam Commercial Bank PCL	2,400	5,630
TMB Bank PCL	152,600	5,184
		148,136
TURKEY — 0.1%
Akbank T.A.S. (a)	9,058	8,034
BIM Birlesik Magazalar A/S	574	5,694
TAV Havalimanlari Holding A/S	1,011	2,857
Turkiye Garanti Bankasi A/S (a)	6,153	7,594
Turkiye Is Bankasi A/S Class C (a)	4,719	3,842
		28,021
UNITED ARAB EMIRATES — 0.1%
Emaar Properties PJSC (a)	8,383	6,230
Emirates Telecommunications Group Co. PJSC	5,123	23,013
First Abu Dhabi Bank PJSC	1,747	5,346
		34,589
UNITED KINGDOM — 4.0%
3i Group PLC	1,934	19,896
Amcor PLC	2,162	22,074
Ashtead Group PLC	596	20,023
Security Description	Shares	Value
AstraZeneca PLC	1,532	$159,405
Auto Trader Group PLC (d)	973	6,329
Aviva PLC	7,915	26,757
BAE Systems PLC	3,265	19,502
Barclays PLC	20,978	29,658
Barratt Developments PLC	2,318	14,203
Berkeley Group Holdings PLC	227	11,682
British American Tobacco PLC ADR (b)	2,863	111,142
British Land Co. PLC REIT	4,351	20,773
BT Group PLC	8,962	12,629
Bunzl PLC	757	20,260
Burberry Group PLC	661	13,064
CNH Industrial NV (a)	1,210	8,464
Coca-Cola European Partners PLC	136	5,135
Compass Group PLC	2,468	33,910
Croda International PLC	228	14,807
DCC PLC	194	16,132
Diageo PLC	2,821	93,467
Direct Line Insurance Group PLC	1,597	5,348
Experian PLC	1,430	49,809
Fiat Chrysler Automobiles NV (a)	1,065	10,698
GlaxoSmithKline PLC	6,101	123,373
GVC Holdings PLC	1,053	9,636
Hargreaves Lansdown PLC	198	3,984
HSBC Holdings PLC	22,699	106,186
Imperial Brands PLC	1,407	26,747
Informa PLC	1,967	11,433
Intertek Group PLC	255	17,140
ITV PLC	4,635	4,277
Johnson Matthey PLC	580	15,035
Kingfisher PLC	3,553	9,693
Land Securities Group PLC REIT	2,467	16,857
Legal & General Group PLC	11,304	30,854
Liberty Global PLC Class A (a)	301	6,580
Linde PLC	531	112,630
Lloyds Banking Group PLC	98,083	37,781
London Stock Exchange Group PLC	306	31,601
M&G PLC	3,305	6,842
Melrose Industries PLC	6,517	9,180
National Grid PLC	5,649	69,045
Next PLC	142	8,587
Ocado Group PLC (a)	471	11,802
Pearson PLC	1,609	11,447
Pentair PLC	11	418
Persimmon PLC	519	14,660
Prudential PLC	3,305	49,759
Reckitt Benckiser Group PLC	865	79,433
RELX PLC (c)	1,921	44,386
RELX PLC (c)	786	18,186
Rio Tinto PLC	1,136	63,852
Rolls-Royce Holdings PLC	2,731	9,631
Royal Bank of Scotland Group PLC	2,951	4,434
RSA Insurance Group PLC	2,155	10,912
Sage Group PLC	1,447	12,011
Schroders PLC	137	4,992

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Segro PLC REIT	1,893	$20,934
Severn Trent PLC	1,174	35,960
Smith & Nephew PLC	1,262	23,476
Smiths Group PLC	495	8,636
St James's Place PLC	620	7,299
Standard Chartered PLC	3,753	20,408
Standard Life Aberdeen PLC	4,902	16,208
Taylor Wimpey PLC	6,853	12,075
Tesco PLC	11,447	32,262
Unilever NV	1,860	98,708
Unilever PLC	1,346	72,429
United Utilities Group PLC	3,455	38,856
Vodafone Group PLC	35,839	57,063
Whitbread PLC	467	12,822
WPP PLC	1,955	15,238
		2,210,925
UNITED STATES — 56.2%
3M Co.	689	107,477
A.O. Smith Corp.	318	14,984
Abbott Laboratories	2,206	201,695
AbbVie, Inc.	2,154	211,480
ABIOMED, Inc. (a)	71	17,151
Activision Blizzard, Inc.	829	62,921
Adobe, Inc. (a)	567	246,821
Advance Auto Parts, Inc.	78	11,111
Advanced Micro Devices, Inc. (a)	1,340	70,497
Aflac, Inc.	1,303	46,947
Agilent Technologies, Inc.	472	41,711
AGNC Investment Corp. REIT	916	11,816
Akamai Technologies, Inc. (a)	225	24,095
Albemarle Corp.	226	17,449
Alexandria Real Estate Equities, Inc. REIT	95	15,414
Alexion Pharmaceuticals, Inc. (a)	235	26,376
Align Technology, Inc. (a)	95	26,072
Alleghany Corp.	7	3,424
Allegion PLC	259	26,475
Allstate Corp.	483	46,846
Ally Financial, Inc.	391	7,754
Alnylam Pharmaceuticals, Inc. (a)(b)	107	15,848
Alphabet, Inc. Class A (a)	364	516,170
Alphabet, Inc. Class C (a)	347	490,523
Altria Group, Inc.	2,348	92,159
Amazon.com, Inc. (a)	492	1,357,339
AMERCO	34	10,274
American Express Co.	782	74,446
American International Group, Inc.	1,301	40,565
American Tower Corp. REIT	554	143,231
American Water Works Co., Inc.	825	106,144
Ameriprise Financial, Inc.	168	25,207
AmerisourceBergen Corp.	181	18,239
AMETEK, Inc.	317	28,330
Amgen, Inc.	720	169,819
Amphenol Corp. Class A	199	19,066
Analog Devices, Inc.	518	63,528
Security Description	Shares	Value
Annaly Capital Management, Inc. REIT	2,097	$13,756
ANSYS, Inc. (a)	44	12,836
Anthem, Inc.	318	83,628
Aon PLC Class A	350	67,410
Apollo Global Management, Inc.	130	6,490
Apple, Inc.	5,111	1,864,493
Applied Materials, Inc.	1,182	71,452
Aptiv PLC	335	26,103
Arch Capital Group, Ltd. (a)	385	11,030
Arista Networks, Inc. (a)	47	9,871
Arrow Electronics, Inc. (a)	70	4,808
Arthur J Gallagher & Co.	60	5,849
Assurant, Inc.	68	7,024
AT&T, Inc.	8,878	268,382
Athene Holding, Ltd. Class A (a)	181	5,645
Atmos Energy Corp.	896	89,224
Autodesk, Inc. (a)	275	65,777
Automatic Data Processing, Inc.	596	88,738
AutoZone, Inc. (a)	22	24,819
Avalara, Inc. (a)	60	7,985
AvalonBay Communities, Inc. REIT	207	32,010
Avantor, Inc. (a)	470	7,990
Avery Dennison Corp.	304	34,683
Axalta Coating Systems, Ltd. (a)	893	20,137
Baker Hughes Co.	2,307	35,505
Ball Corp.	534	37,108
Bank of America Corp.	9,187	218,191
Bank of New York Mellon Corp.	1,017	39,307
Baxter International, Inc.	537	46,236
Becton Dickinson and Co.	343	82,070
Berkshire Hathaway, Inc. Class B (a)	1,424	254,198
Best Buy Co., Inc.	317	27,665
Biogen, Inc. (a)	223	59,664
BioMarin Pharmaceutical, Inc. (a)	152	18,748
BlackRock, Inc.	170	92,495
Blackstone Group, Inc. Class A	665	37,679
Boeing Co.	620	113,646
Booking Holdings, Inc. (a)	56	89,171
BorgWarner, Inc.	169	5,966
Boston Properties, Inc. REIT	137	12,382
Boston Scientific Corp. (a)	1,749	61,407
Bristol-Myers Squibb Co.	2,861	168,227
Broadcom, Inc.	457	144,234
Broadridge Financial Solutions, Inc.	136	17,162
Brown-Forman Corp. Class B	413	26,292
Burlington Stores, Inc. (a)	34	6,696
C.H. Robinson Worldwide, Inc.	182	14,389
Cadence Design Systems, Inc. (a)	250	23,990
Camden Property Trust REIT	120	10,946
Capital One Financial Corp.	423	26,476
Cardinal Health, Inc.	412	21,502
Carlyle Group, Inc. (b)	190	5,301
CarMax, Inc. (a)	180	16,119
Carrier Global Corp.	1,165	25,886
Catalent, Inc. (a)	110	8,063

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Caterpillar, Inc.	695	$87,917
Cboe Global Markets, Inc.	68	6,343
CBRE Group, Inc. Class A (a)	489	22,113
CDK Global, Inc.	265	10,976
CDW Corp.	102	11,850
Centene Corp. (a)	522	33,173
CenturyLink, Inc.	1,225	12,287
Cerner Corp.	484	33,178
Charles Schwab Corp.	1,023	34,516
Charter Communications, Inc. Class A (a)	166	84,667
Cheniere Energy, Inc. (a)	507	24,498
Chevron Corp.	1,530	136,522
Chipotle Mexican Grill, Inc. (a)	36	37,885
Chubb, Ltd.	600	75,972
Church & Dwight Co., Inc.	294	22,726
Cigna Corp.	449	84,255
Cincinnati Financial Corp.	179	11,461
Cintas Corp.	142	37,823
Cisco Systems, Inc.	5,182	241,688
Citigroup, Inc.	2,852	145,737
Citizens Financial Group, Inc.	879	22,186
Citrix Systems, Inc.	172	25,441
Clorox Co.	132	28,957
CME Group, Inc.	389	63,228
Coca-Cola Co.	5,383	240,512
Cognex Corp.	136	8,122
Cognizant Technology Solutions Corp. Class A	750	42,615
Colgate-Palmolive Co.	1,094	80,146
Comcast Corp. Class A	5,433	211,778
Comerica, Inc.	108	4,115
Conagra Brands, Inc.	465	16,354
Consolidated Edison, Inc.	1,023	73,584
Constellation Brands, Inc. Class A	226	39,539
Cooper Cos., Inc.	26	7,375
Copart, Inc. (a)	385	32,059
Corning, Inc.	975	25,253
Corteva, Inc. (a)	930	24,915
CoStar Group, Inc. (a)	55	39,087
Costco Wholesale Corp.	576	174,649
Coupa Software, Inc. (a)	60	16,622
Crowdstrike Holdings, Inc. Class A (a)	110	11,032
Crown Castle International Corp. REIT	554	92,712
CSX Corp.	940	65,556
Cummins, Inc.	174	30,147
CVS Health Corp.	1,550	100,703
D.R. Horton, Inc.	280	15,526
Danaher Corp.	867	153,312
Darden Restaurants, Inc.	136	10,305
Datadog, Inc. Class A (a)	100	8,695
DaVita, Inc. (a)	91	7,202
Deere & Co.	362	56,888
Dell Technologies, Inc. Class C (a)	343	18,844
Security Description	Shares	Value
DENTSPLY SIRONA, Inc.	412	$18,153
DexCom, Inc. (a)	102	41,351
Digital Realty Trust, Inc. REIT	257	36,522
Discover Financial Services	245	12,272
Discovery, Inc. Class A (a)(b)	483	10,191
DISH Network Corp. Class A (a)	298	10,284
DocuSign, Inc. (a)	133	22,904
Dollar General Corp.	263	50,104
Dollar Tree, Inc. (a)	217	20,112
Dominion Energy, Inc.	650	52,767
Domino's Pizza, Inc.	61	22,536
Dover Corp.	216	20,857
Dow, Inc.	863	35,176
Dropbox, Inc. Class A (a)	399	8,686
Duke Realty Corp. REIT	451	15,961
E*TRADE Financial Corp.	110	5,470
Eaton Corp. PLC	508	44,440
eBay, Inc.	1,162	60,947
Ecolab, Inc.	575	114,396
Edison International	781	42,416
Edwards Lifesciences Corp. (a)	714	49,345
Elanco Animal Health, Inc. (a)	531	11,390
Electronic Arts, Inc. (a)	335	44,237
Eli Lilly & Co.	1,003	164,673
Emerson Electric Co.	828	51,361
EOG Resources, Inc.	260	13,172
Equifax, Inc.	215	36,954
Equinix, Inc. REIT	104	73,039
Equitable Holdings, Inc.	465	8,970
Equity Residential REIT	538	31,645
Erie Indemnity Co. Class A	30	5,757
Essential Utilities, Inc.	1,899	80,214
Essex Property Trust, Inc. REIT	69	15,813
Estee Lauder Cos., Inc. Class A	337	63,585
Everest Re Group, Ltd.	43	8,867
Eversource Energy	1,384	115,246
Exact Sciences Corp. (a)	201	17,475
Exelon Corp.	200	7,258
Expedia Group, Inc.	161	13,234
Expeditors International of Washington, Inc.	430	32,697
Extra Space Storage, Inc. REIT	80	7,390
F5 Networks, Inc. (a)	68	9,485
Facebook, Inc. Class A (a)	2,777	630,573
Fair Isaac Corp. (a)	10	4,180
Fastenal Co.	791	33,886
Ferguson PLC	380	31,045
Fidelity National Financial, Inc.	534	16,372
Fidelity National Information Services, Inc.	841	112,770
Fifth Third Bancorp	1,080	20,822
Fiserv, Inc. (a)	767	74,875
FleetCor Technologies, Inc. (a)	114	28,674
FLIR Systems, Inc.	138	5,599
FMC Corp.	454	45,227
Ford Motor Co.	3,950	24,016

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Fortinet, Inc. (a)	114	$15,649
Fortive Corp.	391	26,455
Fortune Brands Home & Security, Inc.	80	5,114
Fox Corp. Class A	502	13,464
Franklin Resources, Inc.	383	8,032
Freeport-McMoRan, Inc.	1,327	15,353
Garmin, Ltd.	195	19,013
Gartner, Inc. (a)	68	8,250
General Dynamics Corp.	327	48,873
General Electric Co.	11,337	77,432
General Mills, Inc.	710	43,771
General Motors Co.	1,256	31,777
Genuine Parts Co.	138	12,000
Gilead Sciences, Inc.	1,540	118,488
Global Payments, Inc.	334	56,653
GoDaddy, Inc. Class A (a)	68	4,986
Goldman Sachs Group, Inc.	440	86,953
Halliburton Co.	4,430	57,501
Hartford Financial Services Group, Inc.	519	20,007
Hasbro, Inc.	183	13,716
HCA Healthcare, Inc.	282	27,371
HD Supply Holdings, Inc. (a)	269	9,321
Healthpeak Properties, Inc. REIT	552	15,213
HEICO Corp.	67	6,677
Henry Schein, Inc. (a)	102	5,956
Hershey Co.	128	16,591
Hess Corp.	190	9,844
Hewlett Packard Enterprise Co.	2,143	20,851
Hilton Worldwide Holdings, Inc.	252	18,509
Hologic, Inc. (a)	250	14,250
Home Depot, Inc.	1,273	318,899
Honeywell International, Inc.	991	143,289
Host Hotels & Resorts, Inc. REIT	1,213	13,088
HP, Inc.	2,310	40,263
Humana, Inc.	167	64,754
Huntington Bancshares, Inc.	300	2,711
Huntington Ingalls Industries, Inc.	28	4,886
IAC/InterActiveCorp (a)	88	28,459
IDEXX Laboratories, Inc. (a)	95	31,365
IHS Markit, Ltd.	743	56,096
Illinois Tool Works, Inc.	393	68,716
Illumina, Inc. (a)	161	59,626
Incyte Corp. (a)	161	16,739
Ingersoll Rand, Inc. (a)	274	7,705
Insulet Corp. (a)	67	13,015
Intel Corp.	5,173	309,501
Intercontinental Exchange, Inc.	546	50,014
International Business Machines Corp.	1,183	142,871
International Flavors & Fragrances, Inc. (c)	191	23,390
International Flavors & Fragrances, Inc. (c)	46	5,612
Interpublic Group of Cos., Inc.	359	6,160
Security Description	Shares	Value
Intuit, Inc.	306	$90,634
Intuitive Surgical, Inc. (a)	145	82,625
Invesco, Ltd.	394	4,239
Invitation Homes, Inc. REIT	215	5,919
Ionis Pharmaceuticals, Inc. (a)	133	7,842
IPG Photonics Corp. (a)	34	5,453
IQVIA Holdings, Inc. (a)	218	30,930
Iron Mountain, Inc. REIT (b)	199	5,194
J.M. Smucker Co.	113	11,957
Jack Henry & Associates, Inc.	102	18,771
Jacobs Engineering Group, Inc.	315	26,712
Johnson & Johnson	3,154	443,547
Johnson Controls International PLC	1,012	34,550
Jones Lang LaSalle, Inc.	95	9,829
JPMorgan Chase & Co.	3,559	334,760
Juniper Networks, Inc.	280	6,401
Kansas City Southern	50	7,465
Kellogg Co.	157	10,371
Keurig Dr. Pepper, Inc.	250	7,100
KeyCorp	1,500	18,270
Keysight Technologies, Inc. (a)	203	20,458
Kimberly-Clark Corp.	215	30,390
Kinder Morgan, Inc.	5,959	90,398
KKR & Co., Inc.	731	22,573
KLA Corp.	163	31,700
Knight-Swift Transportation Holdings, Inc. (b)	130	5,422
Kraft Heinz Co.	1,068	34,059
Kroger Co.	380	12,863
L3Harris Technologies, Inc.	271	45,981
Laboratory Corp. of America Holdings (a)	98	16,279
Lam Research Corp.	175	56,605
Lamb Weston Holdings, Inc.	136	8,694
Las Vegas Sands Corp.	698	31,787
Lear Corp.	34	3,707
Leidos Holdings, Inc.	183	17,142
Lennar Corp. Class A	275	16,946
Lennox International, Inc.	68	15,843
Liberty Media Corp.-Liberty Formula One Class C (a)	383	12,145
Liberty Media Corp.-Liberty SiriusXM Class A (a)	351	12,117
Liberty Media Corp.-Liberty SiriusXM Class C (a)	39	1,344
Lincoln National Corp.	369	13,576
Live Nation Entertainment, Inc. (a)	102	4,522
LKQ Corp. (a)	443	11,607
Lockheed Martin Corp.	262	95,609
Loews Corp.	667	22,871
Lowe's Cos., Inc.	901	121,743
Lululemon Athletica, Inc. (a)	138	43,057
M&T Bank Corp.	151	15,699
Markel Corp. (a)	16	14,771
MarketAxess Holdings, Inc.	30	15,028
Marriott International, Inc. Class A	91	7,801

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Marsh & McLennan Cos., Inc.	747	$80,205
Martin Marietta Materials, Inc.	70	14,460
Masco Corp.	596	29,925
Mastercard, Inc. Class A	1,065	314,920
Maxim Integrated Products, Inc.	265	16,062
McCormick & Co., Inc.	186	33,370
McDonald's Corp.	951	175,431
McKesson Corp.	203	31,144
Medical Properties Trust, Inc. REIT	880	16,544
Medtronic PLC	1,741	159,650
Merck & Co., Inc.	3,135	242,430
MetLife, Inc.	1,230	44,920
Mettler-Toledo International, Inc. (a)	34	27,389
MGM Resorts International	780	13,104
Microchip Technology, Inc. (b)	250	26,327
Micron Technology, Inc. (a)	1,286	66,255
Microsoft Corp.	8,454	1,720,474
Mid-America Apartment Communities, Inc. REIT	34	3,899
Moderna, Inc. (a)	300	19,263
Molina Healthcare, Inc. (a)	30	5,339
Molson Coors Beverage Co. Class B	257	8,831
Mondelez International, Inc. Class A	1,994	101,953
MongoDB, Inc. (a)	30	6,790
Monster Beverage Corp. (a)	532	36,878
Moody's Corp.	177	48,627
Morgan Stanley	1,393	67,282
Motorola Solutions, Inc.	137	19,198
MSCI, Inc.	136	45,400
Mylan NV (a)	596	9,584
Nasdaq, Inc.	18	2,150
National Oilwell Varco, Inc.	2,864	35,084
NetApp, Inc.	359	15,929
Netflix, Inc. (a)	514	233,891
Neurocrine Biosciences, Inc. (a)	80	9,760
Newell Brands, Inc.	620	9,846
Newmont Corp.	748	46,182
News Corp. Class A	768	9,108
NextEra Energy, Inc.	460	110,478
Nielsen Holdings PLC	762	11,323
NIKE, Inc. Class B	1,595	156,390
Norfolk Southern Corp.	317	55,656
Northern Trust Corp.	119	9,441
Northrop Grumman Corp.	188	57,799
NortonLifeLock, Inc.	940	18,640
NVIDIA Corp.	720	273,535
Okta, Inc. (a)	97	19,422
Old Dominion Freight Line, Inc.	204	34,596
Omega Healthcare Investors, Inc. REIT	320	9,514
Omnicom Group, Inc.	24	1,310
ONEOK, Inc.	1,105	36,708
Oracle Corp.	2,741	151,495
O'Reilly Automotive, Inc. (a)	91	38,372
Security Description	Shares	Value
Otis Worldwide Corp.	582	$33,093
PACCAR, Inc.	416	31,138
Palo Alto Networks, Inc. (a)	83	19,063
Parker-Hannifin Corp.	124	22,725
Paychex, Inc.	607	45,980
Paycom Software, Inc. (a)	40	12,389
PayPal Holdings, Inc. (a)	1,314	228,938
People's United Financial, Inc.	349	4,038
PepsiCo, Inc.	1,700	224,842
Perrigo Co. PLC	139	7,683
Pfizer, Inc.	6,787	221,935
Philip Morris International, Inc.	1,906	133,534
Phillips 66	685	49,251
Pinterest, Inc. Class A (a)	340	7,538
Pioneer Natural Resources Co.	614	59,988
PNC Financial Services Group, Inc.	627	65,967
PPG Industries, Inc.	588	62,363
Principal Financial Group, Inc.	452	18,776
Procter & Gamble Co.	3,039	363,373
Progressive Corp.	631	50,549
Prologis, Inc. REIT	870	81,197
Prudential Financial, Inc.	625	38,062
PTC, Inc. (a)	133	10,346
Public Storage REIT	198	37,994
PulteGroup, Inc.	280	9,528
QIAGEN NV (a)	265	11,411
Qorvo, Inc. (a)	106	11,716
QUALCOMM, Inc.	1,417	129,245
Quest Diagnostics, Inc.	179	20,399
Ralph Lauren Corp.	102	7,397
Raytheon Technologies Corp.	1,961	120,837
Realty Income Corp. REIT	285	16,958
Regency Centers Corp. REIT	150	6,884
Regeneron Pharmaceuticals, Inc. (a)	86	53,634
Regions Financial Corp.	1,499	16,669
Reinsurance Group of America, Inc.	70	5,491
ResMed, Inc.	183	35,136
RingCentral, Inc. Class A (a)	67	19,096
Robert Half International, Inc.	231	12,204
Rockwell Automation, Inc.	106	22,578
Roku, Inc. (a)(b)	133	15,498
Rollins, Inc.	317	13,438
Roper Technologies, Inc.	170	66,004
Ross Stores, Inc.	400	34,096
S&P Global, Inc.	328	108,069
salesforce.com, Inc. (a)	910	170,470
Sarepta Therapeutics, Inc. (a)	97	15,553
SBA Communications Corp. REIT	161	47,965
Schlumberger, Ltd.	10,055	184,911
Seagate Technology PLC	202	9,779
Sealed Air Corp.	412	13,534
Seattle Genetics, Inc. (a)	107	18,181
Sempra Energy	594	69,635
Sensata Technologies Holding PLC (a)	259	9,643
ServiceNow, Inc. (a)	198	80,202

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Sherwin-Williams Co.	139	$80,321
Signature Bank	34	3,635
Simon Property Group, Inc. REIT	493	33,711
Sirius XM Holdings, Inc.	2,094	12,292
Skyworks Solutions, Inc.	125	15,983
Slack Technologies, Inc. Class A (a)(b)	310	9,638
Snap, Inc. Class A (a)	839	19,708
Snap-on, Inc.	119	16,483
Splunk, Inc. (a)	163	32,388
Square, Inc. Class A (a)	420	44,075
SS&C Technologies Holdings, Inc.	181	10,223
Stanley Black & Decker, Inc.	198	27,597
Starbucks Corp.	1,634	120,246
State Street Corp. (g)	406	25,801
STERIS PLC	30	4,603
Stryker Corp.	430	77,482
Sun Communities, Inc. REIT	50	6,784
SVB Financial Group (a)	68	14,656
Synchrony Financial	548	12,144
Synopsys, Inc. (a)	124	24,180
Sysco Corp.	804	43,947
T Rowe Price Group, Inc.	288	35,568
Take-Two Interactive Software, Inc. (a)	102	14,236
Target Corp.	522	62,603
TD Ameritrade Holding Corp.	109	3,965
Teladoc Health, Inc. (a)	80	15,267
Teleflex, Inc.	44	16,015
Teradyne, Inc.	67	5,662
Tesla, Inc. (a)	176	190,047
Texas Instruments, Inc.	1,226	155,665
Textron, Inc.	256	8,425
Thermo Fisher Scientific, Inc.	523	189,504
Tiffany & Co.	131	15,974
TJX Cos., Inc.	1,400	70,784
T-Mobile US, Inc. (a)	344	35,828
Tractor Supply Co.	149	19,637
Trade Desk, Inc. Class A (a)(b)	40	16,260
Tradeweb Markets, Inc. Class A	90	5,233
TransDigm Group, Inc.	42	18,566
TransUnion	249	21,673
Travelers Cos., Inc.	404	46,076
Trimble, Inc. (a)	383	16,542
Truist Financial Corp.	1,623	60,944
Twilio, Inc. Class A (a)	107	23,478
Twitter, Inc. (a)	845	25,173
Tyson Foods, Inc. Class A	67	4,001
Uber Technologies, Inc. (a)	1,211	37,638
UDR, Inc. REIT	181	6,766
UGI Corp.	440	13,992
Ulta Beauty, Inc. (a)	62	12,612
Union Pacific Corp.	884	149,458
United Parcel Service, Inc. Class B	685	76,158
United Rentals, Inc. (a)	127	18,928
UnitedHealth Group, Inc.	1,099	324,150
Security Description	Shares	Value
Universal Health Services, Inc. Class B	50	$4,645
US Bancorp	1,840	67,749
Vail Resorts, Inc.	68	12,386
Valero Energy Corp.	152	8,941
Varian Medical Systems, Inc. (a)	81	9,924
Veeva Systems, Inc. Class A (a)	165	38,679
Ventas, Inc. REIT	486	17,797
VEREIT, Inc.	2,229	14,332
VeriSign, Inc. (a)	68	14,064
Verisk Analytics, Inc.	288	49,018
Verizon Communications, Inc.	4,860	267,932
Vertex Pharmaceuticals, Inc. (a)	270	78,384
VF Corp.	436	26,570
ViacomCBS, Inc. Class B (b)	342	7,975
VICI Properties, Inc. REIT (b)	598	12,074
Visa, Inc. Class A	2,132	411,838
VMware, Inc. Class A (a)	107	16,570
Vornado Realty Trust REIT	263	10,049
Voya Financial, Inc.	367	17,121
Vulcan Materials Co.	215	24,908
W.W. Grainger, Inc.	80	25,133
Walmart, Inc.	1,711	204,944
Walgreens Boots Alliance, Inc.	1,182	50,105
Walt Disney Co.	2,116	235,955
Waters Corp. (a)	125	22,550
Wayfair, Inc. Class A (a)(b)	102	20,156
Wells Fargo & Co.	4,708	120,525
Welltower, Inc. REIT	574	29,704
West Pharmaceutical Services, Inc.	50	11,359
Western Digital Corp.	393	17,351
Western Union Co.	811	17,534
Westinghouse Air Brake Technologies Corp.	201	11,572
Weyerhaeuser Co. REIT	1,395	31,332
Whirlpool Corp.	38	4,922
Williams Cos., Inc.	2,220	42,224
Willis Towers Watson PLC	143	28,164
Workday, Inc. Class A (a)	124	23,233
WP Carey, Inc. REIT	68	4,600
Wynn Resorts, Ltd.	135	10,056
Xilinx, Inc.	406	39,946
XPO Logistics, Inc. (a)(b)	102	7,880
Xylem, Inc.	537	34,884
Yum! Brands, Inc.	463	40,239
Zebra Technologies Corp. Class A (a)	67	17,149
Zillow Group, Inc. Class C (a)(b)	202	11,637
Zimmer Biomet Holdings, Inc.	241	28,766
Zoetis, Inc.	528	72,357
Zoom Video Communications, Inc. Class A (a)	110	27,889
		31,250,290
TOTAL COMMON STOCKS (Cost $51,944,071)		55,244,973

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
RIGHTS — 0.0% (f)
SPAIN — 0.0% (f)
Telefonica SA (expiring 7/6/20) (a)	8,241	$1,621
THAILAND — 0.0% (f)
Minor International PCL (expiring 7/21/20) (a)	707	32
UNITED STATES — 0.0% (f)
T-Mobile US, Inc. (expiring 07/27/20) (a)	344	58
TOTAL RIGHTS (Cost $1,915)		1,711
WARRANTS — 0.0% (f)
THAILAND — 0.0% (f)
Minor International PCL (expiring 12/31/21) (a) (Cost: $0)	390	15
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (h) (i)	36,453	36,467
State Street Navigator Securities Lending Portfolio II (j) (k)	752,858	752,858
TOTAL SHORT-TERM INVESTMENTS (Cost $789,325)		789,325
TOTAL INVESTMENTS — 100.8% (Cost $52,735,311)		56,036,024
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(455,910)
NET ASSETS — 100.0%		$55,580,114

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2020, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2020.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$55,128,860	$116,113	$0(a)	$55,244,973
Rights	1,679	32	—	1,711
Warrants	15	—	—	15
Short-Term Investments	789,325	—	—	789,325
TOTAL INVESTMENTS	$55,919,879	$116,145	$0	$56,036,024
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2020.
Sector Breakdown as of June 30, 2020

% of Net Assets
Information Technology	20.5%
Financials	14.2
Health Care	12.9
Consumer Discretionary	11.8
Industrials	10.3
Communication Services	9.5
Consumer Staples	8.2
See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

% of Net Assets
Materials	3.8%
Real Estate	3.0
Energy	2.6
Utilities	2.6
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Corp.	611	$36,165	$—	$11,112	$(1,693)	$2,441	406	$25,801	$775
State Street Institutional Liquid Reserves Fund, Premier Class	115,387	115,398	2,164,439	2,243,333	(36)	(1)	36,453	36,467	1,482
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2	2	—	—	—	—	—
State Street Navigator Securities Lending Portfolio II	—	—	5,661,658	4,908,800	—	—	752,858	752,858	4,403
State Street Navigator Securities Lending Portfolio III	1,636,978	1,636,978	920,196	2,557,174	—	—	—	—	733
Total		$1,788,541	$8,746,295	$9,720,421	$(1,729)	$2,440		$815,126	$7,393
See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 6.2%
Afterpay, Ltd. (a)	1,973	$82,849
AMP, Ltd. (a)	29,236	37,339
Ampol, Ltd.	2,538	51,234
APA Group Stapled Security	11,380	87,205
Aristocrat Leisure, Ltd.	5,373	94,332
ASX, Ltd.	1,787	105,047
Aurizon Holdings, Ltd.	18,034	61,089
AusNet Services	18,052	20,756
Australia & New Zealand Banking Group, Ltd.	26,565	340,926
Bank of Queensland, Ltd.	1	4
BlueScope Steel, Ltd.	5,176	41,659
Brambles, Ltd.	14,454	108,174
CIMIC Group, Ltd. (b)	980	16,275
Coca-Cola Amatil, Ltd.	4,315	25,728
Cochlear, Ltd.	568	73,885
Coles Group, Ltd.	12,474	147,462
Commonwealth Bank of Australia	16,346	781,268
Computershare, Ltd.	4,631	42,247
Crown Resorts, Ltd.	3,593	23,921
CSL, Ltd.	4,191	828,139
Dexus REIT	10,836	68,637
Evolution Mining, Ltd.	14,951	58,366
Fortescue Metals Group, Ltd.	15,637	149,110
Goodman Group REIT	15,195	155,357
GPT Group REIT	18,254	52,408
Insurance Australia Group, Ltd.	21,420	85,094
Lendlease Group Stapled Security	5,460	46,501
Macquarie Group, Ltd.	3,088	252,154
Magellan Financial Group, Ltd.	1,143	45,651
Medibank Pvt, Ltd.	24,290	50,004
Mirvac Group REIT	36,060	53,875
National Australia Bank, Ltd.	29,954	375,757
Newcrest Mining, Ltd.	7,628	165,592
Northern Star Resources, Ltd.	6,833	62,852
Orica, Ltd.	3,704	42,435
Qantas Airways, Ltd.	6,847	17,820
QBE Insurance Group, Ltd.	12,143	74,074
Ramsay Health Care, Ltd.	1,523	69,752
REA Group, Ltd. (b)	514	38,178
Rio Tinto, Ltd.	3,443	232,215
Scentre Group REIT	49,243	73,571
SEEK, Ltd.	3,263	49,178
Sonic Healthcare, Ltd.	4,077	85,417
Stockland REIT	21,685	49,419
Suncorp Group, Ltd.	11,637	73,951
Sydney Airport Stapled Security	10,829	42,274
Tabcorp Holdings, Ltd.	18,446	42,926
Telstra Corp., Ltd.	38,602	83,188
TPG TELECOM, Ltd. (a)	3,541	21,698
Transurban Group Stapled Security	25,411	247,211
Treasury Wine Estates, Ltd.	6,662	48,070
TUAS, Ltd. (a)	1,770	823
Vicinity Centres REIT	29,303	28,850
Security Description	Shares	Value
Wesfarmers, Ltd.	10,470	$323,161
Westpac Banking Corp.	33,563	414,791
WiseTech Global, Ltd. (b)	1,343	17,892
Woolworths Group, Ltd.	11,652	299,075
		6,966,866
AUSTRIA — 0.1%
ANDRITZ AG (a)	730	26,565
Erste Group Bank AG (a)	2,787	65,578
Raiffeisen Bank International AG	1,526	27,183
Verbund AG (b)	631	28,249
Voestalpine AG	1,138	24,470
		172,045
BELGIUM — 1.0%
Ageas SA/NV	1,745	61,815
Anheuser-Busch InBev SA	7,144	351,963
Colruyt SA	522	28,710
Elia Group SA	285	30,922
Galapagos NV (a)	409	80,412
Groupe Bruxelles Lambert SA	1,116	93,607
KBC Group NV	2,328	133,506
Proximus SADP	1,496	30,479
Sofina SA	142	37,480
Solvay SA	730	58,426
Telenet Group Holding NV	511	21,029
UCB SA	1,146	132,703
Umicore SA	1,903	89,577
		1,150,629
CHILE — 0.0% (c)
Antofagasta PLC	3,876	44,903
CHINA — 0.2%
BeiGene, Ltd. ADR (a)(b)	389	73,288
BOC Hong Kong Holdings, Ltd.	34,500	109,726
Yangzijiang Shipbuilding Holdings, Ltd.	24,900	16,599
		199,613
DENMARK — 2.5%
Ambu A/S Class B (b)	1,507	47,327
AP Moller - Maersk A/S Class A	30	32,550
AP Moller - Maersk A/S Class B	64	74,532
Carlsberg A/S Class B	988	130,514
Chr. Hansen Holding A/S	978	100,807
Coloplast A/S Class B	1,080	167,307
Danske Bank A/S (a)	6,234	82,933
Demant A/S (a)(b)	952	25,091
DSV Panalpina A/S	1,953	238,329
Genmab A/S (a)	605	202,398
GN Store Nord A/S	1,182	62,948
H Lundbeck A/S	561	21,084
Novo Nordisk A/S Class B	16,339	1,057,266
Novozymes A/S Class B	1,972	113,964
Orsted A/S (d)	1,761	203,116
Pandora A/S	924	50,169
Tryg A/S	1,036	29,975

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Vestas Wind Systems A/S	1,781	$181,268
		2,821,578
FINLAND — 1.3%
Elisa Oyj	1,388	84,401
Fortum Oyj (b)	4,024	76,403
Kone Oyj Class B	3,134	215,491
Metso Oyj (b)	904	29,617
Neste Oyj	3,896	152,321
Nokia Oyj	52,059	227,361
Nordea Bank Abp (a)(e)	29,666	204,775
Nordea Bank Abp (a)(e)	410	2,831
Orion Oyj Class B	1,019	49,282
Sampo Oyj Class A	4,077	140,212
Stora Enso Oyj Class R	5,478	65,402
UPM-Kymmene Oyj	4,942	142,762
Wartsila OYJ Abp	3,923	32,420
		1,423,278
FRANCE — 10.5%
Accor SA (a)	1,738	47,259
Aeroports de Paris	288	29,565
Air Liquide SA	4,368	629,920
Airbus SE (a)	5,469	390,172
Alstom SA	1,785	83,020
Amundi SA (a)(d)	586	45,874
Arkema SA	661	63,208
Atos SE (a)	913	77,831
AXA SA	18,109	378,552
BioMerieux	395	54,258
BNP Paribas SA (a)	10,386	412,592
Bollore SA	8,900	27,949
Bouygues SA (a)	2,092	71,452
Bureau Veritas SA (a)	2,754	58,089
Capgemini SE	1,473	168,666
Carrefour SA	5,604	86,576
Casino Guichard Perrachon SA	485	17,922
Cie de Saint-Gobain (a)	4,572	164,578
Cie Generale des Etablissements Michelin SCA (b)	1,577	163,553
CNP Assurances (a)	1,676	19,295
Covivio REIT	522	37,815
Credit Agricole SA (a)	11,160	105,640
Danone SA	5,702	394,243
Dassault Aviation SA (a)	26	23,960
Dassault Systemes SE	1,214	209,434
Edenred	2,276	99,516
Eiffage SA (a)	731	66,831
EssilorLuxottica SA (a)	2,654	340,561
Eurazeo SE (a)	377	19,317
Faurecia SE (a)	731	28,547
Gecina SA REIT	448	55,349
Getlink SE	4,080	58,839
Hermes International	292	243,937
ICADE REIT	278	19,359
Iliad SA	145	28,280
Ingenico Group SA (a)	581	92,662
Security Description	Shares	Value
Ipsen SA	371	$31,523
JCDecaux SA (a)	730	13,569
Kering SA	707	384,527
Klepierre SA REIT (b)	1,908	38,006
La Francaise des Jeux SAEM (d)	794	24,488
Legrand SA	2,465	187,210
L'Oreal SA (a)	2,320	744,451
LVMH Moet Hennessy Louis Vuitton SE	2,565	1,124,984
Natixis SA (a)	9,287	24,251
Orange SA	18,422	220,252
Orpea	478	55,243
Pernod Ricard SA	1,960	308,302
Peugeot SA (a)	5,469	88,944
Publicis Groupe SA	2,066	66,852
Remy Cointreau SA (b)	217	29,539
Renault SA (a)	1,815	46,030
Safran SA (a)	2,959	296,514
Sanofi	10,420	1,060,897
Sartorius Stedim Biotech	256	64,693
Schneider Electric SE	5,106	567,057
SCOR SE (a)	1,437	39,381
SEB SA	198	32,713
Societe Generale SA (a)	7,695	127,911
Sodexo SA	840	56,795
Suez SA	2,975	34,867
Teleperformance	543	137,770
Thales SA	985	79,521
Ubisoft Entertainment SA (a)	861	70,980
Unibail-Rodamco-Westfield (b)	368	1,024
Unibail-Rodamco-Westfield REIT (b)	1,310	73,802
Valeo SA	2,221	58,272
Veolia Environnement SA	5,058	113,731
Vinci SA	4,785	440,690
Vivendi SA	7,882	202,195
Wendel SE	242	23,062
Worldline SA (a)(d)	1,190	103,021
		11,787,688
GERMANY — 9.4%
Adidas AG (a)	1,758	461,243
Allianz SE	3,852	786,362
Aroundtown SA (a)	11,385	65,188
BASF SE	8,482	475,185
Bayer AG	9,071	670,275
Bayerische Motoren Werke AG	3,058	195,154
Bayerische Motoren Werke AG Preference Shares	551	26,722
Beiersdorf AG	913	103,672
Brenntag AG	1,427	74,960
Carl Zeiss Meditec AG	377	36,753
Commerzbank AG (a)	9,319	41,521
Continental AG (a)	1,015	99,362
Covestro AG (a)(d)	1,610	61,210
Daimler AG	7,903	320,832
Delivery Hero SE (a)(d)	1,050	107,270

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Deutsche Bank AG (a)	18,151	$172,550
Deutsche Boerse AG	1,780	321,972
Deutsche Lufthansa AG (a)	2,375	23,853
Deutsche Post AG	9,271	338,934
Deutsche Telekom AG	30,777	516,607
Deutsche Wohnen SE	3,156	141,609
Evonik Industries AG	2,012	51,094
Fraport AG Frankfurt Airport Services Worldwide (a)	406	17,702
Fresenius Medical Care AG & Co. KGaA	1,986	170,193
Fresenius SE & Co. KGaA	3,860	191,276
Fuchs Petrolub SE Preference Shares	694	27,858
GEA Group AG	1,400	44,263
Hannover Rueck SE	557	95,966
HeidelbergCement AG	1,394	74,432
Henkel AG & Co. KGaA Preference Shares	1,644	153,034
Henkel AG & Co. KGaA	969	80,700
HOCHTIEF AG	219	19,419
Infineon Technologies AG	11,717	274,714
KION Group AG	657	40,437
Knorr-Bremse AG	451	45,705
LANXESS AG	807	42,564
LEG Immobilien AG	637	80,845
Merck KGaA	1,192	138,297
METRO AG	1,613	15,247
MTU Aero Engines AG (a)	500	86,567
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,332	346,183
Nemetschek SE	533	36,637
Porsche Automobil Holding SE Preference Shares	1,497	86,018
Puma SE (a)	790	61,063
SAP SE	9,642	1,346,313
Sartorius AG Preference Shares	316	103,848
Scout24 AG (d)	994	77,088
Siemens AG	7,064	831,159
Siemens Healthineers AG (d)	1,466	70,225
Symrise AG	1,213	141,006
Telefonica Deutschland Holding AG	7,535	22,232
Thyssenkrupp AG (a)	3,663	25,976
Uniper SE	2,025	65,275
United Internet AG	946	40,067
Volkswagen AG	308	49,572
Volkswagen AG Preference Shares	1,713	259,619
Vonovia SE	4,829	296,025
Zalando SE (a)(d)	1,295	91,312
		10,641,165
HONG KONG — 3.0%
AIA Group, Ltd.	111,600	1,041,060
ASM Pacific Technology, Ltd.	3,200	33,588
Bank of East Asia, Ltd.	12,780	29,186
Security Description	Shares	Value
Budweiser Brewing Co. APAC, Ltd. (d)	12,654	$36,817
CK Asset Holdings, Ltd.	24,000	143,063
CK Infrastructure Holdings, Ltd.	5,000	25,741
Dairy Farm International Holdings, Ltd.	3,100	14,415
Galaxy Entertainment Group, Ltd.	21,000	142,927
Hang Lung Properties, Ltd.	19,000	45,009
Hang Seng Bank, Ltd.	6,900	115,824
Henderson Land Development Co., Ltd.	13,250	50,262
HK Electric Investments & HK Electric Investments, Ltd. Class SS, Stapled Security	23,000	23,859
HKT Trust & HKT, Ltd. Stapled Security	36,000	52,673
Hong Kong Exchanges & Clearing, Ltd.	11,175	475,811
Hongkong Land Holdings, Ltd.	10,800	44,604
Kerry Properties, Ltd.	4,000	10,322
Link REIT	19,700	161,022
Melco Resorts & Entertainment, Ltd. ADR	2,060	31,971
MTR Corp., Ltd.	14,552	75,384
New World Development Co., Ltd.	15,347	72,869
NWS Holdings, Ltd.	11,530	9,952
PCCW, Ltd.	37,000	21,101
Power Assets Holdings, Ltd.	13,000	70,699
Sands China, Ltd.	22,400	87,861
Sino Land Co., Ltd.	23,511	29,577
SJM Holdings, Ltd.	13,000	14,425
Sun Hung Kai Properties, Ltd.	12,000	153,204
Swire Pacific, Ltd. Class A	3,500	18,560
Swire Properties, Ltd.	12,200	30,978
Techtronic Industries Co., Ltd.	13,000	127,141
WH Group, Ltd. (d)	87,500	74,963
Wharf Real Estate Investment Co., Ltd. (b)	10,000	47,739
Wheelock & Co., Ltd.	7,000	55,365
		3,367,972
IRELAND — 0.8%
AerCap Holdings NV (a)	1,083	33,356
CRH PLC	7,352	251,851
Flutter Entertainment PLC (b)	1,426	187,389
James Hardie Industries PLC (b)	4,379	82,971
Kerry Group PLC Class A	1,467	181,737
Kingspan Group PLC	1,431	92,175
Smurfit Kappa Group PLC	2,192	73,267
		902,746
ISRAEL — 0.7%
Azrieli Group, Ltd.	429	19,424
Bank Hapoalim BM	10,255	60,980
Bank Leumi Le-Israel BM	14,303	71,537
Check Point Software Technologies, Ltd. (a)(b)	1,075	115,487
CyberArk Software, Ltd. (a)	288	28,590

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Elbit Systems, Ltd.	218	$29,856
ICL Group, Ltd.	5,257	15,584
Israel Discount Bank, Ltd. Class A	11,509	34,917
Mizrahi Tefahot Bank, Ltd.	1,387	25,897
Nice, Ltd. (a)	589	109,752
Teva Pharmaceutical Industries, Ltd. ADR (a)	2,790	34,401
Teva Pharmaceutical Industries, Ltd. (a)	7,344	88,401
Wix.com, Ltd. (a)	420	107,612
		742,438
ITALY — 1.4%
Assicurazioni Generali SpA	10,162	153,739
Atlantia SpA (a)	4,453	71,520
Davide Campari-Milano SpA	5,611	47,265
DiaSorin SpA	233	44,593
Ferrari NV	1,138	194,086
FinecoBank Banca Fineco SpA (a)	5,706	77,000
Infrastrutture Wireless Italiane SpA (d)	2,216	22,201
Intesa Sanpaolo SpA (a)	139,483	266,887
Leonardo SpA	3,983	26,394
Mediobanca Banca di Credito Finanziario SpA	5,649	40,542
Moncler SpA (a)	1,735	66,333
Pirelli & C SpA (a)(d)	3,386	14,356
Poste Italiane SpA (d)	5,154	44,805
Prysmian SpA	2,236	51,784
Recordati SpA	1,020	50,922
Snam SpA	19,308	93,986
Telecom Italia SpA (b)(e)	84,615	33,234
Telecom Italia SpA (e)	59,535	23,069
Terna Rete Elettrica Nazionale SpA	13,091	89,954
UniCredit SpA (a)	18,518	170,298
		1,582,968
JAPAN — 25.7%
ABC-Mart, Inc.	200	11,698
Acom Co., Ltd.	3,700	14,096
Advantest Corp.	1,900	107,781
Aeon Co., Ltd.	6,200	143,959
Aeon Mall Co., Ltd.	600	7,953
AGC, Inc.	1,800	51,138
Air Water, Inc.	1,800	25,377
Aisin Seiki Co., Ltd.	1,500	43,658
Ajinomoto Co., Inc.	3,900	64,780
Alfresa Holdings Corp.	1,800	37,557
Amada Co., Ltd.	3,100	25,315
ANA Holdings, Inc. (a)	1,100	24,990
Aozora Bank, Ltd.	800	13,911
Asahi Group Holdings, Ltd. (b)	3,400	119,001
Asahi Intecc Co., Ltd.	1,900	53,979
Asahi Kasei Corp.	11,400	92,523
Astellas Pharma, Inc.	17,200	286,893
Bandai Namco Holdings, Inc.	1,900	99,803
Bank of Kyoto, Ltd.	400	14,163
Security Description	Shares	Value
Benesse Holdings, Inc.	500	$13,394
Bridgestone Corp. (b)	4,900	157,558
Brother Industries, Ltd.	2,100	37,801
Calbee, Inc.	800	22,120
Canon, Inc. (b)	9,300	184,000
Casio Computer Co., Ltd.	1,900	32,933
Central Japan Railway Co.	1,300	201,112
Chiba Bank, Ltd.	6,000	28,252
Chugai Pharmaceutical Co., Ltd.	6,300	336,650
Coca-Cola Bottlers Japan Holdings, Inc. (b)	900	16,301
Concordia Financial Group, Ltd.	10,800	34,537
Cosmos Pharmaceutical Corp.	200	30,662
CyberAgent, Inc. (b)	900	44,130
Dai Nippon Printing Co., Ltd. (b)	2,400	54,925
Daicel Corp.	2,300	17,759
Daifuku Co., Ltd.	900	78,584
Dai-ichi Life Holdings, Inc.	10,100	120,112
Daiichi Sankyo Co., Ltd.	5,300	432,607
Daikin Industries, Ltd.	2,300	369,565
Daito Trust Construction Co., Ltd.	600	55,109
Daiwa House Industry Co., Ltd.	5,300	124,879
Daiwa House REIT Investment Corp.	20	47,087
Daiwa Securities Group, Inc.	13,600	56,689
Denso Corp.	3,900	152,009
Dentsu Group, Inc. (b)	2,000	47,365
Disco Corp.	300	72,549
East Japan Railway Co.	2,800	193,977
Eisai Co., Ltd.	2,400	190,114
FamilyMart Co., Ltd.	2,400	41,133
FANUC Corp.	1,800	321,342
Fast Retailing Co., Ltd.	500	285,953
Fuji Electric Co., Ltd.	1,200	32,746
FUJIFILM Holdings Corp.	3,400	145,284
Fujitsu, Ltd.	1,900	222,255
Fukuoka Financial Group, Inc.	1,200	18,920
GLP J-REIT	34	49,321
GMO Payment Gateway, Inc.	400	41,674
Hakuhodo DY Holdings, Inc.	2,300	27,310
Hamamatsu Photonics KK	1,200	51,944
Hankyu Hanshin Holdings, Inc.	2,200	74,329
Hikari Tsushin, Inc.	200	45,511
Hino Motors, Ltd.	2,900	19,569
Hirose Electric Co., Ltd.	305	33,416
Hisamitsu Pharmaceutical Co., Inc. (b)	500	26,927
Hitachi Construction Machinery Co., Ltd.	700	19,335
Hitachi Metals, Ltd.	2,400	28,541
Hitachi, Ltd.	9,000	283,886
Honda Motor Co., Ltd.	15,000	383,116
Hoshizaki Corp.	400	34,259
Hoya Corp.	3,500	332,854
Hulic Co., Ltd. (b)	3,100	29,079
Iida Group Holdings Co., Ltd.	1,100	16,834

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Isetan Mitsukoshi Holdings, Ltd. (b)	3,100	$17,758
Isuzu Motors, Ltd.	5,000	45,108
Ito En, Ltd.	500	28,178
Itochu Techno-Solutions Corp.	900	33,703
Japan Airlines Co., Ltd.	800	14,401
Japan Airport Terminal Co., Ltd.	300	12,764
Japan Exchange Group, Inc.	4,800	110,874
Japan Post Bank Co., Ltd.	3,600	26,762
Japan Post Holdings Co., Ltd.	14,300	101,625
Japan Post Insurance Co., Ltd.	2,500	32,743
Japan Prime Realty Investment Corp. REIT (b)	5	14,645
Japan Real Estate Investment Corp. REIT	11	56,384
Japan Retail Fund Investment Corp. REIT	24	29,921
Japan Tobacco, Inc. (b)	11,000	204,074
JFE Holdings, Inc.	4,100	29,339
JGC Holdings Corp.	2,100	22,073
JSR Corp.	1,900	36,632
JTEKT Corp.	1,900	14,741
Kajima Corp.	3,800	45,226
Kakaku.com, Inc.	1,300	32,884
Kamigumi Co., Ltd.	700	13,716
Kansai Electric Power Co., Inc.	6,700	64,898
Kansai Paint Co., Ltd.	1,800	37,924
Kao Corp. (b)	4,400	348,297
Kawasaki Heavy Industries, Ltd.	1,000	14,367
KDDI Corp.	15,200	455,641
Keihan Holdings Co., Ltd.	800	35,631
Keikyu Corp.	2,100	32,137
Keio Corp.	900	51,388
Keisei Electric Railway Co., Ltd.	1,200	37,540
Keyence Corp.	1,600	667,822
Kikkoman Corp.	1,200	57,728
Kintetsu Group Holdings Co., Ltd.	1,500	67,363
Kirin Holdings Co., Ltd.	7,600	160,228
Kobayashi Pharmaceutical Co., Ltd. (b)	400	35,149
Kobe Bussan Co., Ltd.	600	33,814
Koito Manufacturing Co., Ltd.	1,000	40,228
Komatsu, Ltd.	8,100	165,439
Konami Holdings Corp.	900	29,949
Kose Corp.	300	36,038
Kubota Corp. (b)	9,700	144,576
Kuraray Co., Ltd. (b)	3,200	33,369
Kurita Water Industries, Ltd.	700	19,407
Kyocera Corp.	3,000	163,090
Kyowa Kirin Co., Ltd. (b)	2,600	68,178
Kyushu Electric Power Co., Inc.	3,600	30,199
Kyushu Railway Co.	1,449	37,593
Lasertec Corp.	700	65,922
Lawson, Inc. (b)	500	25,073
LINE Corp. (a)	600	30,143
Lion Corp.	2,100	50,356
LIXIL Group Corp.	2,500	34,898
Security Description	Shares	Value
M3, Inc.	4,100	$174,246
Makita Corp.	2,100	76,206
Marui Group Co., Ltd.	1,300	23,449
Maruichi Steel Tube, Ltd.	300	7,450
Mazda Motor Corp.	6,000	35,927
McDonald's Holdings Co. Japan, Ltd.	600	32,368
Mebuki Financial Group, Inc.	7,700	17,843
Medipal Holdings Corp.	1,800	34,637
MEIJI Holdings Co., Ltd.	1,000	79,529
Mercari, Inc. (a)	500	15,433
MINEBEA MITSUMI, Inc. (b)	3,300	59,739
MISUMI Group, Inc.	2,600	64,925
Mitsubishi Chemical Holdings Corp.	11,400	66,296
Mitsubishi Electric Corp.	17,000	220,526
Mitsubishi Estate Co., Ltd.	10,700	158,935
Mitsubishi Gas Chemical Co., Inc.	1,100	16,620
Mitsubishi Heavy Industries, Ltd. (b)	2,700	63,643
Mitsubishi Motors Corp.	6,200	15,287
Mitsubishi UFJ Financial Group, Inc.	112,800	440,807
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,200	15,127
Mitsui Chemicals, Inc.	1,300	27,076
Mitsui Fudosan Co., Ltd.	8,000	141,595
Miura Co., Ltd.	800	33,258
Mizuho Financial Group, Inc.	226,200	277,181
MonotaRO Co., Ltd.	1,200	48,051
MS&AD Insurance Group Holdings, Inc.	4,200	115,273
Murata Manufacturing Co., Ltd.	5,400	316,137
Nabtesco Corp. (b)	1,100	33,851
Nagoya Railroad Co., Ltd.	1,800	50,804
NEC Corp.	2,200	105,427
Nexon Co., Ltd.	4,400	99,391
NGK Insulators, Ltd.	2,500	34,481
NGK Spark Plug Co., Ltd.	1,100	15,743
NH Foods, Ltd.	800	32,071
Nidec Corp.	4,100	273,473
Nihon M&A Center, Inc.	1,300	58,683
Nikon Corp.	3,200	26,754
Nintendo Co., Ltd.	1,000	445,011
Nippon Building Fund, Inc. REIT (b)	12	68,295
Nippon Express Co., Ltd.	700	36,205
Nippon Paint Holdings Co., Ltd. (b)	1,300	94,471
Nippon Prologis REIT, Inc.	20	60,805
Nippon Shinyaku Co., Ltd.	400	32,516
Nippon Steel Corp.	7,200	67,639
Nippon Telegraph & Telephone Corp.	11,800	275,135
Nippon Yusen KK	1,200	16,862
Nissan Chemical Corp.	1,200	61,399
Nissan Motor Co., Ltd.	21,200	78,445
Nisshin Seifun Group, Inc.	1,900	28,337

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Nissin Foods Holdings Co., Ltd.	600	$53,112
Nitori Holdings Co., Ltd.	700	137,067
Nitto Denko Corp.	1,500	84,813
Nomura Holdings, Inc.	29,000	129,671
Nomura Real Estate Holdings, Inc.	800	14,831
Nomura Real Estate Master Fund, Inc. REIT	36	43,179
Nomura Research Institute, Ltd.	3,100	84,105
NSK, Ltd.	3,600	26,662
NTT Data Corp.	6,100	67,793
NTT DOCOMO, Inc.	10,800	288,507
Obayashi Corp.	6,400	59,797
Obic Co., Ltd.	600	104,945
Odakyu Electric Railway Co., Ltd.	2,900	71,260
Oji Holdings Corp.	7,600	35,293
Olympus Corp.	10,700	205,847
Omron Corp.	1,800	120,462
Ono Pharmaceutical Co., Ltd.	3,600	104,678
Oracle Corp. Japan	300	35,371
Oriental Land Co., Ltd.	1,900	250,786
ORIX Corp.	12,300	151,463
Orix JREIT, Inc.	27	35,388
Otsuka Corp.	800	42,119
Otsuka Holdings Co., Ltd. (b)	3,600	156,800
Pan Pacific International Holdings Corp.	4,000	87,834
Panasonic Corp.	20,500	178,540
Park24 Co., Ltd.	700	11,971
PeptiDream, Inc. (a)	700	32,053
Persol Holdings Co., Ltd.	1,200	16,462
Pigeon Corp. (b)	900	34,787
Pola Orbis Holdings, Inc. (b)	500	8,694
Rakuten, Inc.	7,700	67,661
Recruit Holdings Co., Ltd.	11,700	399,308
Renesas Electronics Corp. (a)	7,400	37,794
Resona Holdings, Inc.	20,000	68,184
Ricoh Co., Ltd.	6,500	46,332
Rinnai Corp.	300	25,027
Rohm Co., Ltd.	800	52,945
Ryohin Keikaku Co., Ltd.	2,400	33,925
Santen Pharmaceutical Co., Ltd.	3,600	66,170
SBI Holdings, Inc.	2,200	47,473
SCSK Corp.	500	24,285
Secom Co., Ltd.	2,000	174,686
Sega Sammy Holdings, Inc.	1,200	14,349
Seibu Holdings, Inc.	2,400	26,050
Seiko Epson Corp.	2,800	32,001
Sekisui Chemical Co., Ltd.	3,600	51,455
Sekisui House, Ltd.	5,900	112,247
Seven & i Holdings Co., Ltd.	7,100	231,654
Seven Bank, Ltd.	4,500	12,305
SG Holdings Co., Ltd.	1,300	42,416
Sharp Corp.	2,300	24,432
Shimadzu Corp.	2,100	55,826
Shimamura Co., Ltd.	100	6,766
Shimano, Inc.	700	134,634
Security Description	Shares	Value
Shimizu Corp.	5,100	$41,836
Shin-Etsu Chemical Co., Ltd.	3,300	385,257
Shinsei Bank, Ltd.	1,300	15,641
Shionogi & Co., Ltd.	2,600	162,673
Shiseido Co., Ltd.	3,700	234,412
Shizuoka Bank, Ltd.	3,600	23,125
Showa Denko KK (b)	1,300	29,112
SMC Corp.	500	255,735
Softbank Corp.	17,700	225,587
SoftBank Group Corp.	14,500	732,493
Sohgo Security Services Co., Ltd.	700	32,572
Sompo Holdings, Inc.	3,200	109,954
Sony Corp.	11,700	800,786
Sony Financial Holdings, Inc.	1,200	28,864
Square Enix Holdings Co., Ltd.	900	45,382
Stanley Electric Co., Ltd.	1,200	28,864
Subaru Corp.	5,700	118,427
SUMCO Corp. (b)	2,700	41,269
Sumitomo Chemical Co., Ltd.	13,200	39,397
Sumitomo Dainippon Pharma Co., Ltd.	1,100	15,192
Sumitomo Electric Industries, Ltd.	6,800	78,126
Sumitomo Heavy Industries, Ltd.	700	15,215
Sumitomo Metal Mining Co., Ltd.	2,200	61,360
Sumitomo Mitsui Financial Group, Inc.	12,000	337,248
Sumitomo Mitsui Trust Holdings, Inc.	3,200	89,725
Sumitomo Realty & Development Co., Ltd.	2,900	79,647
Sumitomo Rubber Industries, Ltd. (b)	1,500	14,766
Sundrug Co., Ltd.	700	23,164
Suntory Beverage & Food, Ltd.	1,300	50,670
Suzuken Co., Ltd.	500	18,631
Suzuki Motor Corp.	3,400	115,250
Sysmex Corp.	1,500	114,427
T&D Holdings, Inc.	4,900	41,831
Taiheiyo Cement Corp.	800	18,479
Taisei Corp.	1,800	65,403
Taisho Pharmaceutical Holdings Co., Ltd.	200	12,235
Taiyo Nippon Sanso Corp.	900	15,024
Takeda Pharmaceutical Co., Ltd.	14,508	517,466
TDK Corp.	1,100	108,894
Teijin, Ltd.	1,200	19,065
Terumo Corp.	6,000	226,964
THK Co., Ltd.	800	19,754
TIS, Inc.	2,100	44,264
Tobu Railway Co., Ltd.	1,800	59,480
Toho Co., Ltd.	900	32,493
Tohoku Electric Power Co., Inc.	3,600	34,236
Tokio Marine Holdings, Inc.	5,900	256,924
Tokyo Century Corp.	300	15,322
Tokyo Electric Power Co. Holdings, Inc. (a)	13,400	41,112
Tokyo Electron, Ltd.	1,300	318,598

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Tokyu Corp.	4,200	$59,057
Tokyu Fudosan Holdings Corp.	6,600	30,833
Toppan Printing Co., Ltd.	2,500	41,642
Toray Industries, Inc.	13,300	62,564
Toshiba Corp.	3,600	114,622
Tosoh Corp.	2,400	32,701
TOTO, Ltd.	1,300	49,585
Toyo Suisan Kaisha, Ltd.	800	44,714
Toyoda Gosei Co., Ltd.	300	6,234
Toyota Industries Corp.	1,300	68,805
Toyota Motor Corp.	19,600	1,228,486
Trend Micro, Inc.	1,100	61,380
Tsuruha Holdings, Inc. (b)	300	41,294
Unicharm Corp.	3,600	147,490
United Urban Investment Corp. REIT	30	32,201
USS Co., Ltd.	2,200	35,136
Welcia Holdings Co., Ltd.	400	32,219
West Japan Railway Co.	1,400	78,458
Yakult Honsha Co., Ltd.	1,000	58,859
Yamada Denki Co., Ltd.	5,900	29,258
Yamaha Corp.	1,300	61,093
Yamaha Motor Co., Ltd.	2,600	40,680
Yamato Holdings Co., Ltd.	3,100	66,951
Yamazaki Baking Co., Ltd.	1,200	20,644
Yaskawa Electric Corp.	2,300	79,413
Yokogawa Electric Corp.	2,100	32,701
Yokohama Rubber Co., Ltd.	800	11,227
Z Holdings Corp.	25,100	122,377
ZOZO, Inc.	1,000	22,209
		28,915,590
JORDAN — 0.0%
Hikma Pharmaceuticals PLC	1,343	36,839
LUXEMBOURG — 0.2%
ArcelorMittal SA (a)	6,121	64,417
Eurofins Scientific SE	107	67,131
SES SA	3,589	24,509
Tenaris SA	4,638	29,942
		185,999
MACAU — 0.0%
Wynn Macau, Ltd.	14,400	24,785
NETHERLANDS — 4.0%
ABN AMRO Bank NV (d)	3,991	34,363
Adyen NV (a)(d)	167	242,992
Aegon NV	17,212	51,287
Akzo Nobel NV	1,887	169,000
Altice Europe NV (a)	6,325	24,402
ASML Holding NV	3,931	1,443,297
EXOR NV	966	55,160
Heineken Holding NV	1,089	89,104
Heineken NV	2,431	224,055
ING Groep NV	36,518	254,212
Just Eat Takeaway.com NV (a)(d)	1,075	111,997
Koninklijke Ahold Delhaize NV	10,360	282,285
Security Description	Shares	Value
Koninklijke DSM NV	1,613	$223,194
Koninklijke KPN NV	33,110	87,763
Koninklijke Philips NV (a)	8,281	386,169
Koninklijke Vopak NV	694	36,697
NN Group NV	2,696	90,538
Prosus NV (a)	4,500	418,182
Randstad NV	1,162	51,760
Wolters Kluwer NV	2,521	196,843
		4,473,300
NEW ZEALAND — 0.4%
a2 Milk Co., Ltd. (a)	7,075	91,956
Auckland International Airport, Ltd.	11,688	49,434
Fisher & Paykel Healthcare Corp., Ltd.	5,523	126,573
Mercury NZ, Ltd.	6,383	19,313
Meridian Energy, Ltd.	12,665	39,216
Ryman Healthcare, Ltd.	3,861	32,511
Spark New Zealand, Ltd.	18,100	53,132
		412,135
NORWAY — 0.4%
DNB ASA	9,031	118,984
Gjensidige Forsikring ASA (a)	1,999	36,698
Mowi ASA	3,923	74,276
Norsk Hydro ASA (a)	13,301	36,634
Orkla ASA	7,092	61,973
Schibsted ASA Class B (a)	908	21,328
Telenor ASA	6,928	100,613
Yara International ASA	1,574	54,479
		504,985
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	23,164	110,571
Jeronimo Martins SGPS SA (b)	2,510	43,936
		154,507
RUSSIA — 0.0% (c)
Evraz PLC	4,693	16,723
SINGAPORE — 1.1%
Ascendas Real Estate Investment Trust	25,208	57,281
CapitaLand Commercial Trust REIT	25,094	30,400
CapitaLand Mall Trust REIT	25,200	35,405
CapitaLand, Ltd. (a)	23,200	48,560
City Developments, Ltd.	3,600	21,728
DBS Group Holdings, Ltd.	16,573	247,101
Genting Singapore, Ltd.	58,700	31,979
Mapletree Commercial Trust REIT	18,500	25,594
Mapletree Logistics Trust REIT	24,600	34,210
Oversea-Chinese Banking Corp., Ltd.	30,379	195,986
Singapore Airlines, Ltd.	13,800	36,898
Singapore Exchange, Ltd.	7,200	43,044
Singapore Technologies Engineering, Ltd.	14,400	34,063
Singapore Telecommunications, Ltd.	76,000	134,017
Suntec Real Estate Investment Trust	17,700	17,890

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
United Overseas Bank, Ltd.	10,871	$157,643
UOL Group, Ltd.	4,123	20,067
Venture Corp., Ltd.	2,700	31,315
Wilmar International, Ltd.	18,000	52,772
		1,255,953
SPAIN — 2.4%
Abertis Infraestructuras SA (a)	177	1,286
ACS Actividades de Construccion y Servicios SA	2,359	59,455
Aena SME SA (a)(d)	659	87,857
Amadeus IT Group SA	4,039	210,398
Banco Bilbao Vizcaya Argentaria SA	62,490	215,049
Banco Santander SA	154,507	377,351
Bankinter SA	6,677	31,834
CaixaBank SA	32,877	70,178
Cellnex Telecom SA (d)	2,299	140,054
Enagas SA (b)	2,377	58,067
Endesa SA (b)	2,854	70,296
Ferrovial SA	4,561	121,408
Grifols SA (b)	2,754	83,608
Iberdrola SA	53,632	621,644
Industria de Diseno Textil SA	10,109	267,612
Mapfre SA (b)	10,664	18,972
Red Electrica Corp. SA (b)	3,915	73,014
Siemens Gamesa Renewable Energy SA (a)(b)	2,045	36,244
Telefonica SA (b)	43,793	208,893
		2,753,220
SWEDEN — 3.1%
Alfa Laval AB (a)	2,947	64,655
Assa Abloy AB Class B	9,274	188,583
Atlas Copco AB Class A	6,294	266,578
Atlas Copco AB Class B	3,601	133,192
Boliden AB	2,730	62,121
Electrolux AB Class B	2,090	34,950
Epiroc AB Class A	5,962	74,296
Epiroc AB Class B	3,467	42,404
EQT AB (b)	2,200	39,470
Essity AB Class B (a)	5,611	181,339
Evolution Gaming Group AB (d)	1,174	70,012
Hennes & Mauritz AB Class B (b)	7,456	108,039
Hexagon AB Class B (a)	2,545	148,603
Husqvarna AB Class B	4,095	33,536
ICA Gruppen AB	808	38,316
Industrivarden AB Class C (a)	1,606	36,389
Investment AB Latour Class B (b)	1,367	24,797
Investor AB Class B	4,214	222,400
Kinnevik AB Class B	2,371	62,376
L E Lundbergforetagen AB Class B (a)	656	29,770
Nibe Industrier AB Class B (a)	2,880	63,649
Sandvik AB (a)	10,424	194,793
Securitas AB Class B (a)	2,748	37,032
Security Description	Shares	Value
Skandinaviska Enskilda Banken AB Class A (a)	15,156	$131,280
Skanska AB Class B (a)	3,387	68,891
SKF AB Class B	3,516	65,345
Svenska Cellulosa AB SCA Class B (a)	5,595	66,539
Svenska Handelsbanken AB Class A (a)	14,120	134,037
Swedbank AB Class A (a)	8,376	107,345
Swedish Match AB	1,569	110,307
Tele2 AB Class B	4,762	63,150
Telefonaktiebolaget LM Ericsson Class B	26,952	249,251
Telia Co. AB	23,322	87,113
Volvo AB Class B (a)	13,778	215,765
		3,456,323
SWITZERLAND — 11.3%
ABB, Ltd.	17,097	384,865
Adecco Group AG	1,499	70,335
Alcon, Inc. (a)	4,540	260,455
Baloise Holding AG	453	67,935
Banque Cantonale Vaudoise	278	27,021
Barry Callebaut AG	30	57,211
Chocoladefabriken Lindt & Spruengli AG (e)	9	74,086
Chocoladefabriken Lindt & Spruengli AG (e)	1	85,906
Cie Financiere Richemont SA	4,840	308,722
Clariant AG (a)	1,857	36,472
Coca-Cola HBC AG	1,809	45,330
Credit Suisse Group AG	22,422	231,851
EMS-Chemie Holding AG	72	55,773
Geberit AG	345	172,655
Givaudan SA	86	320,203
Julius Baer Group, Ltd.	2,074	86,786
Kuehne + Nagel International AG (a)	486	80,731
LafargeHolcim, Ltd.	4,564	199,938
Logitech International SA	1,519	99,167
Lonza Group AG	698	368,466
Nestle SA	27,480	3,037,576
Novartis AG	19,837	1,725,466
Partners Group Holding AG	174	157,813
Roche Holding AG	6,487	2,247,909
Schindler Holding AG (e)	381	89,666
Schindler Holding AG (e)	173	40,751
SGS SA	58	141,702
Sika AG	1,310	252,101
Sonova Holding AG (a)	520	103,802
STMicroelectronics NV	5,890	160,092
Straumann Holding AG	96	82,470
Swatch Group AG (b)(e)	256	51,089
Swatch Group AG (e)	485	18,969
Swiss Life Holding AG	294	108,906
Swiss Prime Site AG	698	64,529
Swiss Re AG	2,721	209,800

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Swisscom AG (b)	238	$124,557
Temenos AG	638	99,078
UBS Group AG	33,852	389,590
Vifor Pharma AG	443	66,645
Zurich Insurance Group AG	1,382	487,430
		12,693,849
UNITED KINGDOM — 13.2%
3i Group PLC	8,997	92,558
Admiral Group PLC	1,768	50,223
Ashtead Group PLC	4,240	142,447
Associated British Foods PLC	3,293	77,918
AstraZeneca PLC	12,117	1,260,773
Auto Trader Group PLC (d)	8,370	54,440
AVEVA Group PLC	602	30,438
Aviva PLC	36,706	124,088
BAE Systems PLC	29,603	176,816
Barclays PLC	159,975	226,169
Barratt Developments PLC	10,075	61,733
Berkeley Group Holdings PLC	1,036	53,315
British American Tobacco PLC	21,181	812,487
British Land Co. PLC REIT	8,643	41,265
BT Group PLC	78,028	109,957
Bunzl PLC	3,044	81,467
Burberry Group PLC	3,877	76,623
CNH Industrial NV (a)	9,459	66,165
Coca-Cola European Partners PLC (b)	1,900	71,915
Compass Group PLC	16,471	226,310
Croda International PLC	1,190	77,282
DCC PLC	882	73,343
Diageo PLC	21,579	714,969
Direct Line Insurance Group PLC	12,068	40,409
Experian PLC	8,539	297,427
Fiat Chrysler Automobiles NV (a)	9,769	98,134
GlaxoSmithKline PLC	46,321	936,696
GVC Holdings PLC	5,454	49,909
Halma PLC	3,521	100,193
Hargreaves Lansdown PLC	3,223	64,852
HSBC Holdings PLC	187,572	877,459
Imperial Brands PLC	8,817	167,609
Informa PLC	14,078	81,825
InterContinental Hotels Group PLC	1,697	74,793
Intertek Group PLC	1,494	100,422
ITV PLC	35,856	33,086
J Sainsbury PLC	16,348	42,157
JD Sports Fashion PLC	4,106	31,567
Johnson Matthey PLC	1,716	44,484
Kingfisher PLC	20,026	54,635
Land Securities Group PLC REIT	6,537	44,666
Legal & General Group PLC	55,125	150,460
Lloyds Banking Group PLC	651,400	250,918
London Stock Exchange Group PLC	2,906	300,107
M&G PLC	24,266	50,237
Melrose Industries PLC	45,763	64,461
Mondi PLC	4,764	88,914
National Grid PLC	32,284	394,593
Security Description	Shares	Value
Next PLC	1,279	$77,341
Ocado Group PLC (a)	4,217	105,669
Pearson PLC	7,255	51,616
Persimmon PLC	3,128	88,353
Prudential PLC	24,366	366,849
Reckitt Benckiser Group PLC	6,554	601,853
RELX PLC (e)	10,404	240,392
RELX PLC (e)	7,450	172,370
Rentokil Initial PLC	17,156	108,025
Rio Tinto PLC	10,357	582,141
Rolls-Royce Holdings PLC	16,702	58,898
Royal Bank of Scotland Group PLC	44,178	66,377
RSA Insurance Group PLC	10,303	52,169
Sage Group PLC	10,683	88,677
Schroders PLC	1,155	42,086
Segro PLC REIT	10,473	115,817
Severn Trent PLC	2,377	72,809
Smith & Nephew PLC	8,108	150,825
Smiths Group PLC	3,926	68,496
Spirax-Sarco Engineering PLC	689	84,929
St James's Place PLC	5,315	62,572
Standard Chartered PLC	26,080	141,820
Standard Life Aberdeen PLC	21,858	72,273
Taylor Wimpey PLC	32,730	57,669
Tesco PLC	91,783	258,682
Unilever NV	13,488	715,792
Unilever PLC	10,790	580,614
United Utilities Group PLC	6,297	70,819
Vodafone Group PLC	247,200	393,591
Whitbread PLC	1,821	49,996
Wm Morrison Supermarkets PLC	22,106	52,047
WPP PLC	11,758	91,644
		14,885,925
UNITED STATES — 0.2%
Ferguson PLC	2,081	170,013
International Flavors & Fragrances, Inc.	1	93
QIAGEN NV (a)	2,160	93,013
		263,119
TOTAL COMMON STOCKS (Cost $113,119,901)		111,837,141

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
ACS Actividades de Construccion y Servicios SA (expiring 7/10/20) (a)	2,359	3,679
Telefonica SA (expiring 7/6/20) (a) (b)	43,793	8,612
TOTAL RIGHTS (Cost $13,160)		12,291

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (f) (g)	126,497	$126,548
State Street Navigator Securities Lending Portfolio II (h) (i)	1,647,103	1,647,103
TOTAL SHORT-TERM INVESTMENTS (Cost $1,773,651)		1,773,651
TOTAL INVESTMENTS — 100.8% (Cost $114,906,712)		113,623,083
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(943,449)
NET ASSETS — 100.0%		$112,679,634
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$111,780,490	$56,651	$—	$111,837,141
Rights	12,291	—	—	12,291
Short-Term Investments	1,773,651	—	—	1,773,651
TOTAL INVESTMENTS	$113,566,432	$56,651	$—	$113,623,083
Sector Breakdown as of June 30, 2020

% of Net Assets
Financials	17.3%
Health Care	15.5
Industrials	14.3
Consumer Staples	12.9
Consumer Discretionary	12.1
Information Technology	8.8
Materials	6.4
Communication Services	5.9
Real Estate	3.4
Utilities	2.4
Energy	0.2
Short-Term Investments	1.6
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	24,556	$24,558	$3,159,654	$3,057,606	$(58)	$—	126,497	$126,548	$836
State Street Navigator Securities Lending Portfolio II	—	—	13,632,783	11,985,680	—	—	1,647,103	1,647,103	7,050
State Street Navigator Securities Lending Portfolio III	3,926,093	3,926,093	2,289,025	6,215,118	—	—	—	—	897
Total		$3,950,651	$19,081,462	$21,258,404	$(58)	$—		$1,773,651	$8,783
See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
ARGENTINA — 0.1%
Globant SA (a)	457	$68,482
BRAZIL — 4.2%
Ambev SA	88,525	227,971
B2W Cia Digital (a)	3,522	68,666
B3 SA - Brasil Bolsa Balcao	40,516	406,503
Banco Bradesco SA Preference Shares	82,797	312,140
Banco Bradesco SA	12,048	41,602
Banco Santander Brasil SA	5,843	29,817
BB Seguridade Participacoes SA	17,630	87,559
CCR SA	255	673
Cia Brasileira de Distribuicao	2,077	26,850
Cia Siderurgica Nacional SA	21,059	40,961
Cosan SA	7,945	102,619
Embraer SA (a)	27,186	40,055
Equatorial Energia SA	44,077	186,397
Gerdau SA Preference Shares	15,891	46,335
Itau Unibanco Holding SA Preference Shares	76,985	356,828
Itausa SA Preference Shares	105,082	183,532
Itausa SA	3	6
JBS SA	30,322	116,797
Klabin SA	10,023	37,111
Localiza Rent a Car SA	14,171	105,583
Lojas Americanas SA Preference Shares	24,582	144,068
Lojas Renner SA	22,835	173,837
Magazine Luiza SA	19,187	250,373
Natura & Co. Holding SA	10,152	73,772
Notre Dame Intermedica Participacoes SA	5,387	66,724
Rumo SA (a)	22,137	90,672
Suzano SA (a)	8,664	58,051
Telefonica Brasil SA Preference Shares	14,686	128,464
Vale SA	6,474	65,933
WEG SA	20,875	192,410
		3,662,309
CHILE — 0.6%
Banco Santander Chile	3,429,123	140,408
Cencosud SA	32,245	45,188
Empresas CMPC SA	55,668	110,712
Enel Americas SA	1,147,854	173,451
Falabella SA	11,547	36,586
		506,345
CHINA — 41.1%
3SBio, Inc. (a)(b)	29,000	36,744
58.com, Inc. ADR (a)	3,204	172,824
AAC Technologies Holdings, Inc. (c)	11,500	70,554
Agricultural Bank of China, Ltd. Class H	352,000	141,700
Air China, Ltd. Class A	23,200	21,697
Security Description	Shares	Value
Alibaba Group Holding, Ltd. ADR (a)	30,123	$6,497,531
Alibaba Health Information Technology, Ltd. (a)	58,000	169,126
Anhui Conch Cement Co., Ltd. Class H	28,000	188,583
ANTA Sports Products, Ltd.	26,000	229,458
Autohome, Inc. ADR	749	56,550
Baidu, Inc. ADR (a)	4,883	585,423
Bank of China, Ltd. Class H	1,384,509	512,685
Bank of Communications Co., Ltd. Class H	204,000	125,815
Beijing Enterprises Holdings, Ltd.	29,000	96,910
Beijing Enterprises Water Group, Ltd.	214,000	83,386
Beijing Shunxin Agriculture Co., Ltd. Class A	6,200	49,984
BGI Genomics Co., Ltd. Class A	3,200	70,590
BYD Co., Ltd. Class H (c)	27,000	208,498
Caitong Securities Co., Ltd. Class A	37,100	53,804
CGN Power Co., Ltd. Class H (b)	497,000	102,600
China Cinda Asset Management Co., Ltd. Class H	311,000	60,993
China CITIC Bank Corp., Ltd. Class H	233,000	101,612
China Communications Construction Co., Ltd. Class H	125,000	70,480
China Conch Venture Holdings, Ltd.	72,500	305,885
China Construction Bank Corp. Class H	1,604,340	1,297,887
China Eastern Airlines Corp., Ltd. Class A (a)	34,700	20,719
China Everbright International, Ltd.	107,851	56,914
China Evergrande Group (c)	22,000	56,771
China Jinmao Holdings Group, Ltd.	72,000	50,629
China Life Insurance Co., Ltd. Class H	145,000	291,854
China Longyuan Power Group Corp., Ltd. Class H	152,000	85,311
China Mengniu Dairy Co., Ltd.	87,000	332,265
China Merchants Bank Co., Ltd. Class A	19,700	93,988
China Merchants Bank Co., Ltd. Class H	58,000	266,785
China Merchants Port Holdings Co., Ltd.	50,000	59,093
China Minsheng Banking Corp., Ltd. Class H	159,300	109,345
China National Building Material Co., Ltd. Class H	62,000	65,996
China Oilfield Services, Ltd. Class H	64,000	57,473
China Overseas Land & Investment, Ltd.	58,000	175,487
China Pacific Insurance Group Co., Ltd. Class H	40,800	108,969
China Railway Group, Ltd. Class H	190,000	97,569

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
China Resources Beer Holdings Co., Ltd.	40,000	$222,955
China Resources Gas Group, Ltd.	24,000	116,896
China Spacesat Co., Ltd. Class A	13,700	59,760
China Taiping Insurance Holdings Co., Ltd.	67,830	108,697
China Telecom Corp., Ltd. Class H	290,000	81,195
China Tower Corp., Ltd. Class H (b)	280,000	49,494
China Unicom Hong Kong, Ltd.	116,000	62,711
China Vanke Co., Ltd. Class H	60,300	190,615
China Yangtze Power Co., Ltd. Class A	14,000	37,517
Chongqing Zhifei Biological Products Co., Ltd. Class A	3,500	49,595
CITIC Securities Co., Ltd. Class H (c)	72,500	137,134
Contemporary Amperex Technology Co., Ltd. Class A	6,700	165,288
Country Garden Holdings Co., Ltd.	144,743	177,790
Country Garden Services Holdings Co., Ltd.	23,000	106,833
CRRC Corp., Ltd. Class H	136,609	57,637
CSPC Pharmaceutical Group, Ltd.	138,400	261,427
Dawning Information Industry Co., Ltd. Class A	10,760	58,460
Dongfang Electric Corp., Ltd. Class A	19,400	24,292
ENN Energy Holdings, Ltd.	11,400	128,261
Fosun International, Ltd.	96,560	122,842
GDS Holdings, Ltd. ADR (a)	746	59,426
Geely Automobile Holdings, Ltd.	125,000	196,763
Gemdale Corp. Class A	83,593	162,035
GoerTek, Inc. Class A	17,400	72,281
Great Wall Motor Co., Ltd. Class H	119,213	74,446
GRG Banking Equipment Co., Ltd. Class A	23,100	42,293
Guangzhou Haige Communications Group, Inc. Co. Class A	26,100	47,785
Haitong Securities Co., Ltd. Class A	31,000	55,177
Hangzhou Silan Microelectronics Co., Ltd. Class A	14,400	29,909
Hangzhou Tigermed Consulting Co., Ltd. Class A	3,600	51,893
Hengan International Group Co., Ltd.	14,500	113,561
Hengtong Optic-electric Co., Ltd. Class A	12,400	28,790
Hithink RoyalFlush Information Network Co., Ltd. Class A	2,400	45,190
Holitech Technology Co., Ltd. Class A	49,400	36,695
Huaneng Power International, Inc. Class H	216,000	81,100
Huatai Securities Co., Ltd. Class H (b)	70,400	112,088
Huazhu Group, Ltd. ADR (c)	2,024	70,941
Hubei Kaile Science & Technology Co., Ltd. Class A	18,100	34,624
Security Description	Shares	Value
Industrial & Commercial Bank of China, Ltd. Class H	1,022,857	$620,277
Innovent Biologics, Inc. (a)(b)	20,000	148,378
JD.com, Inc. ADR (a)	13,958	839,992
Jiangsu Hengrui Medicine Co., Ltd. Class A	4,060	53,021
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	26,700	61,350
JOYY, Inc. ADR (a)	524	46,400
Kingdee International Software Group Co., Ltd.	29,000	67,426
Kingsoft Corp., Ltd.	26,000	120,935
Kweichow Moutai Co., Ltd. Class A	700	144,886
Lenovo Group, Ltd.	232,000	128,416
Lens Technology Co., Ltd. Class A	13,800	54,749
Leyard Optoelectronic Co., Ltd. Class A	48,400	41,567
Li Ning Co., Ltd.	25,500	80,937
Longfor Group Holdings, Ltd. (b)	14,500	68,941
Luxshare Precision Industry Co., Ltd. Class A	14,929	108,465
Meituan Dianping Class B (a)	57,400	1,273,095
Momo, Inc. ADR	2,203	38,508
Muyuan Foodstuff Co., Ltd. Class A	4,790	55,574
NanJi E-Commerce Co., Ltd. Class A	18,100	54,215
NetEase, Inc. ADR	1,431	614,443
New China Life Insurance Co., Ltd. Class H	32,200	107,812
New Oriental Education & Technology Group, Inc. ADR (a)	3,152	410,485
Newland Digital Technology Co., Ltd. Class A	17,400	39,341
NIO, Inc. ADR (a)	16,574	127,951
Oceanwide Holdings Co., Ltd. Class A	50,100	26,724
OFILM Group Co., Ltd. Class A (a)	25,400	66,090
PICC Property & Casualty Co., Ltd. Class H	174,000	143,457
Pinduoduo, Inc. ADR (a)	4,102	352,116
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	8,900	135,387
Ping An Insurance Group Co. of China, Ltd. Class A	10,400	105,063
Ping An Insurance Group Co. of China, Ltd. Class H	100,500	1,004,942
Postal Savings Bank of China Co., Ltd. Class H (b)	70,000	40,191
RiseSun Real Estate Development Co., Ltd. Class A	23,800	27,276
Seazen Group, Ltd.	60,000	52,100
Seazen Holdings Co., Ltd. Class A	6,700	29,615
Semiconductor Manufacturing International Corp. (a)(c)	88,360	307,817
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	13,770	56,208
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	88,000	195,746

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	16,400	$78,546
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	71,800	55,645
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	10,800	31,127
Shanxi Securities Co., Ltd. Class A	35,230	32,599
Shenzhen Kangtai Biological Products Co., Ltd. Class A	2,700	61,948
Shenzhou International Group Holdings, Ltd.	23,543	283,715
Sichuan Languang Development Co., Ltd. Class A	45,800	34,928
Silergy Corp.	1,000	65,075
Sinopharm Group Co., Ltd. Class H	34,800	89,083
SooChow Securities Co., Ltd. Class A	32,690	37,742
Sunac China Holdings, Ltd.	54,000	226,090
Sunny Optical Technology Group Co., Ltd.	11,700	187,189
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	8,600	36,443
TAL Education Group ADR (a)	6,783	463,822
Tangshan Jidong Cement Co., Ltd. Class A	16,600	37,673
Tencent Holdings, Ltd.	94,795	6,098,328
Tianma Microelectronics Co., Ltd. Class A	25,100	54,549
Tingyi Cayman Islands Holding Corp.	24,000	37,221
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	14,700	36,252
Trip.com Group, Ltd. ADR (a)	8,263	214,177
Tsingtao Brewery Co., Ltd. Class A	8,100	87,673
Vipshop Holdings, Ltd. ADR (a)	10,377	206,606
Walvax Biotechnology Co., Ltd. Class A	10,800	80,010
Wangsu Science & Technology Co., Ltd. Class A	26,900	32,313
Want Want China Holdings, Ltd.	233,000	175,867
Weichai Power Co., Ltd. Class A	104,200	202,274
Weichai Power Co., Ltd. Class H	26,000	48,441
Westone Information Industry, Inc. Class A	8,300	25,061
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	14,000	92,703
Wuliangye Yibin Co., Ltd. Class A	5,242	126,916
WuXi AppTec Co., Ltd. Class A	6,360	86,927
Wuxi Biologics Cayman, Inc. (a)(b)	12,500	228,696
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	6,600	43,152
Xiaomi Corp. Class B (a)(b)	113,000	187,205
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	19,639	27,703
Security Description	Shares	Value
Yifan Pharmaceutical Co., Ltd. Class A	17,400	$56,550
Yihai International Holding, Ltd.	8,000	82,008
Yum China Holdings, Inc.	7,108	341,682
Zai Lab, Ltd. ADR (a)	1,036	85,087
Zhejiang Conba Pharmaceutical Co., Ltd. Class A (a)	34,800	27,081
Zhejiang Dahua Technology Co., Ltd. Class A	16,800	45,662
Zhejiang Longsheng Group Co., Ltd. Class A	12,500	22,620
Zhejiang NHU Co., Ltd. Class A	11,400	46,937
Zhuzhou CRRC Times Electric Co., Ltd. Class H	26,500	67,357
ZTE Corp. Class A (a)	6,500	36,906
ZTE Corp. Class H	11,600	35,471
ZTO Express Cayman, Inc. ADR	3,758	137,956
		35,423,795
COLOMBIA — 0.2%
Bancolombia SA Preference Shares	14,713	97,187
Grupo Argos SA	21,900	57,982
		155,169
EGYPT — 0.1%
Commercial International Bank Egypt SAE	17,172	68,667
ElSewedy Electric Co.	86,948	35,716
		104,383
GREECE — 0.1%
Alpha Bank AE (a)	37,835	28,131
Hellenic Telecommunications Organization SA	3,431	46,281
JUMBO SA	1,245	22,373
		96,785
HONG KONG — 1.8%
China Mobile, Ltd.	100,500	678,174
China Resources Land, Ltd.	58,000	219,639
Guangdong Investment, Ltd.	82,801	142,089
Haier Electronics Group Co., Ltd.	16,000	48,410
Shimao Group Holdings, Ltd.	16,000	67,712
Sino Biopharmaceutical, Ltd.	161,500	304,227
Sun Art Retail Group, Ltd.	36,500	62,353
		1,522,604
HUNGARY — 0.2%
OTP Bank Nyrt (a)	5,351	186,858
INDIA — 7.0%
Adani Ports & Special Economic Zone, Ltd.	12,614	57,453
Ambuja Cements, Ltd.	11,723	30,059
Asian Paints, Ltd.	5,349	119,546
Aurobindo Pharma, Ltd.	10,783	110,210
Avenue Supermarts, Ltd. (a)(b)	3,108	95,382
Axis Bank, Ltd.	36,543	196,814
Bajaj Auto, Ltd.	1,625	60,823

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Bajaj Finance, Ltd.	3,213	$120,471
Bajaj Finserv, Ltd.	749	57,984
Bharat Petroleum Corp., Ltd.	14,105	69,868
Bharti Airtel, Ltd. (a)	35,778	265,289
Britannia Industries, Ltd.	896	42,766
Cipla, Ltd.	6,731	57,077
Container Corp. Of India, Ltd.	1	6
Dabur India, Ltd.	10,341	63,817
Dr Reddy's Laboratories, Ltd.	2,222	116,096
Eicher Motors, Ltd.	253	61,435
Godrej Consumer Products, Ltd.	6,645	60,796
Grasim Industries, Ltd.	6,104	50,099
Havells India, Ltd.	4,916	37,731
HCL Technologies, Ltd.	22,599	166,671
Hero MotoCorp, Ltd.	980	33,058
Hindalco Industries, Ltd.	22,699	43,953
Hindustan Unilever, Ltd.	13,217	381,611
Housing Development Finance Corp., Ltd.	30,534	709,587
ICICI Bank, Ltd.	65,933	306,901
Infosys, Ltd.	56,000	545,843
ITC, Ltd.	69,478	179,115
JSW Steel, Ltd.	15,721	39,425
Larsen & Toubro, Ltd.	9,772	122,131
LIC Housing Finance, Ltd.	17,241	60,523
Lupin, Ltd.	4,332	52,314
Mahindra & Mahindra, Ltd.	15,308	103,542
Marico, Ltd.	8,896	41,462
Maruti Suzuki India, Ltd.	2,159	166,944
Nestle India, Ltd.	458	104,179
Petronet LNG, Ltd.	11,809	40,360
Piramal Enterprises, Ltd.	1,798	32,477
Shree Cement, Ltd.	170	51,900
Shriram Transport Finance Co., Ltd.	2,867	26,185
State Bank of India (a)	35,907	84,865
Sun Pharmaceutical Industries, Ltd.	19,852	124,351
Tata Consultancy Services, Ltd.	18,858	520,043
Tata Steel, Ltd.	6,840	29,596
Tech Mahindra, Ltd.	6,846	49,271
Titan Co., Ltd.	5,776	72,663
UltraTech Cement, Ltd.	1,625	83,797
United Spirits, Ltd. (a)	5,687	44,612
UPL, Ltd.	18,581	104,639
Wipro, Ltd.	21,005	61,106
Zee Entertainment Enterprises, Ltd.	9,820	22,253
		6,079,099
INDONESIA — 1.4%
Bank Central Asia Tbk PT	160,900	320,730
Bank Mandiri Persero Tbk PT	439,600	152,329
Bank Negara Indonesia Persero Tbk PT	332,409	106,576
Bank Rakyat Indonesia Persero Tbk PT	948,998	201,292
Kalbe Farma Tbk PT	393,665	40,234
Telekomunikasi Indonesia Persero Tbk PT	1,186,600	253,352
Security Description	Shares	Value
Unilever Indonesia Tbk PT	219,600	$121,445
		1,195,958
MALAYSIA — 2.0%
CIMB Group Holdings Bhd	145,360	120,766
DiGi.Com Bhd	123,900	124,623
Genting Bhd	63,800	61,045
Genting Malaysia Bhd	54,400	32,119
IHH Healthcare Bhd	98,300	126,173
IOI Corp. Bhd	138,600	140,379
Malayan Banking Bhd	74,454	130,490
Maxis Bhd	104,100	130,459
Petronas Chemicals Group Bhd	92,300	133,550
Petronas Gas Bhd	29,100	114,634
Public Bank Bhd	49,700	191,377
Sime Darby Bhd	83,955	42,124
Sime Darby Plantation Bhd	46,100	52,932
Tenaga Nasional Bhd	74,800	202,842
Top Glove Corp. Bhd	30,600	114,973
		1,718,486
MEXICO — 1.8%
America Movil SAB de CV Series L	584,678	373,220
Arca Continental SAB de CV	8,383	36,551
Coca-Cola Femsa SAB de CV	9,675	42,130
Fomento Economico Mexicano SAB de CV	38,628	238,201
Gruma SAB de CV Class B	4,192	45,000
Grupo Aeroportuario del Pacifico SAB de CV Class B	16,896	120,847
Grupo Bimbo SAB de CV Class A	32,382	53,912
Grupo Carso SAB de CV Series A1	26,281	50,976
Grupo Financiero Banorte SAB de CV Series O	47,049	162,321
Grupo Financiero Inbursa SAB de CV Series O	79,570	54,925
Industrias Penoles SAB de CV	3,979	40,406
Kimberly-Clark de Mexico SAB de CV Class A	29,884	46,403
Orbia Advance Corp. SAB de CV	32,961	48,471
Promotora y Operadora de Infraestructura SAB de CV (a)	4,483	32,120
Wal-Mart de Mexico SAB de CV	91,804	219,111
		1,564,594
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR	6,433	58,798
Credicorp, Ltd.	1,270	169,761
		228,559
PHILIPPINES — 1.0%
Aboitiz Equity Ventures, Inc.	79,030	72,170
Ayala Corp.	8,640	134,737
Ayala Land, Inc.	196,480	133,287
BDO Unibank, Inc.	70,755	139,167
SM Investments Corp.	5,570	104,972
SM Prime Holdings, Inc.	273,600	174,895

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Universal Robina Corp.	40,630	$106,009
		865,237
POLAND — 0.7%
Bank Polska Kasa Opieki SA	5,113	69,592
CD Projekt SA (a)	1,036	103,426
KGHM Polska Miedz SA (a)	6,034	138,660
Powszechna Kasa Oszczednosci Bank Polski SA	25,074	145,285
Powszechny Zaklad Ubezpieczen SA	22,733	166,260
		623,223
QATAR — 0.8%
Barwa Real Estate Co.	105,988	88,784
Commercial Bank PQSC	80,959	84,495
Industries Qatar QSC	49,672	104,992
Masraf Al Rayan QSC	152,746	160,255
Qatar National Bank QPSC	60,730	290,056
		728,582
ROMANIA — 0.1%
NEPI Rockcastle PLC	8,750	44,699
RUSSIA — 1.1%
Magnitogorsk Iron & Steel Works PJSC GDR	3,092	20,840
Mobile TeleSystems PJSC ADR	15,593	143,300
Polymetal International PLC	3,261	65,093
Polyus PJSC GDR	863	72,622
Sberbank of Russia PJSC ADR	52,820	601,092
VTB Bank PJSC GDR	21,330	20,018
X5 Retail Group NV GDR	1,713	60,640
		983,605
SAUDI ARABIA — 2.7%
Advanced Petrochemical Co.	4,078	57,838
Al Rajhi Bank	19,929	300,715
Alinma Bank (a)	8,732	33,848
Almarai Co. JSC	3,108	42,920
Arab National Bank	7,251	36,729
Bank AlBilad	3,465	20,433
Bank Al-Jazira	9,123	27,483
Banque Saudi Fransi	9,588	72,977
Bupa Arabia for Cooperative Insurance Co.	1,013	29,491
Co. for Cooperative Insurance (a)	2,194	41,587
Dar Al Arkan Real Estate Development Co. (a)	19,063	36,083
Emaar Economic City (a)	32,827	59,510
Etihad Etisalat Co. (a)	7,434	52,718
Jarir Marketing Co.	1,091	42,465
National Commercial Bank	18,433	183,052
National Industrialization Co. (a)	24,106	67,093
Rabigh Refining & Petrochemical Co. (a)	7,632	27,387
Riyad Bank	18,184	81,734
Sahara International Petrochemical Co.	13,410	51,552
Security Description	Shares	Value
Samba Financial Group	16,938	$121,244
Saudi Airlines Catering Co.	1,942	40,072
Saudi Arabian Fertilizer Co.	2,114	41,987
Saudi Arabian Mining Co. (a)	8,262	76,651
Saudi Basic Industries Corp.	10,458	245,628
Saudi British Bank	13,697	83,183
Saudi Cement Co.	3,785	53,480
Saudi Electricity Co.	6,759	28,146
Saudi Industrial Investment Group	16,519	88,959
Saudi Kayan Petrochemical Co. (a)	27,456	60,021
Saudi Telecom Co.	5,089	134,314
Savola Group	3,069	34,445
Yanbu National Petrochemical Co.	3,108	42,423
		2,316,168
SOUTH AFRICA — 3.9%
Absa Group, Ltd.	14,151	69,472
Anglo American Platinum, Ltd.	725	52,328
Bid Corp., Ltd.	8,382	136,765
Bidvest Group, Ltd.	12,732	104,084
Capitec Bank Holdings, Ltd.	622	30,740
Clicks Group, Ltd.	4,144	50,172
FirstRand, Ltd.	77,018	168,708
Gold Fields, Ltd.	15,829	147,786
Growthpoint Properties, Ltd. REIT	83,878	64,447
Impala Platinum Holdings, Ltd.	9,849	65,754
Life Healthcare Group Holdings, Ltd.	66,148	64,225
MTN Group, Ltd. (c)	35,963	109,348
Naspers, Ltd. Class N	7,555	1,375,384
Nedbank Group, Ltd.	10,794	63,087
Northam Platinum, Ltd. (a)	3,368	22,524
Old Mutual, Ltd.	84,483	58,542
Redefine Properties, Ltd. REIT	204,730	39,002
Remgro, Ltd.	10,774	61,947
Sanlam, Ltd.	33,079	112,212
Shoprite Holdings, Ltd.	10,147	62,284
Sibanye Stillwater, Ltd. (a)	33,316	72,289
SPAR Group, Ltd.	10,803	106,693
Standard Bank Group, Ltd.	26,177	157,439
Tiger Brands, Ltd.	4,438	45,568
Vodacom Group, Ltd. (c)	14,180	100,341
Woolworths Holdings, Ltd.	12,629	24,059
		3,365,200
SOUTH KOREA — 12.4%
AMOREPACIFIC Group	992	42,555
Celltrion Healthcare Co., Ltd. (a)	829	74,709
Celltrion, Inc. (a)	1,671	425,095
Coway Co., Ltd.	1,760	105,642
GS Holdings Corp.	2,836	85,468
Hana Financial Group, Inc.	6,176	138,631
Helixmith Co., Ltd. (a)	425	21,588
HLB, Inc. (a)	663	51,040
Hyundai Engineering & Construction Co., Ltd.	3,493	95,975
Hyundai Glovis Co., Ltd.	954	80,501

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Hyundai Mobis Co., Ltd.	1,465	$233,845
Hyundai Motor Co.	2,856	231,975
Hyundai Motor Co. Preference Shares	1,522	69,720
Hyundai Steel Co.	1,843	31,410
Industrial Bank of Korea	12,516	84,075
Kakao Corp.	622	138,326
KB Financial Group, Inc.	8,145	229,890
Kia Motors Corp.	6,322	168,450
Korea Electric Power Corp. (a)	3,113	50,466
Korea Zinc Co., Ltd.	381	106,110
KT&G Corp.	2,678	174,103
LG Chem, Ltd.	956	389,839
LG Corp.	2,678	158,518
LG Electronics, Inc.	3,069	161,251
LG Household & Health Care, Ltd.	233	260,729
Lotte Chemical Corp.	407	56,507
NAVER Corp.	2,123	471,248
NCSoft Corp.	379	280,741
POSCO	1,465	211,922
Samsung Biologics Co., Ltd. (a)(b)	204	131,438
Samsung C&T Corp.	1,509	145,524
Samsung Electronics Co., Ltd. Preference Shares	11,927	461,076
Samsung Electronics Co., Ltd.	79,409	3,485,717
Samsung Fire & Marine Insurance Co., Ltd.	690	100,960
Samsung SDI Co., Ltd.	1,074	324,562
Samsung SDS Co., Ltd.	1,070	149,890
Shinhan Financial Group Co., Ltd.	9,125	218,102
SK Holdings Co., Ltd.	260	62,901
SK Hynix, Inc.	10,138	717,250
SK Telecom Co., Ltd.	246	43,152
S-Oil Corp.	1,703	89,903
Woori Financial Group, Inc.	12,951	94,857
		10,655,661
TAIWAN — 13.2%
ASE Technology Holding Co., Ltd.	82,656	189,379
Asustek Computer, Inc.	29,000	212,307
Catcher Technology Co., Ltd.	3,000	22,573
Cathay Financial Holding Co., Ltd.	148,092	210,058
Chang Hwa Commercial Bank, Ltd.	118,340	77,611
China Development Financial Holding Corp.	603,000	193,339
China Life Insurance Co., Ltd. (a)	165,560	122,327
China Steel Corp.	322,000	225,911
Chunghwa Telecom Co., Ltd.	57,000	226,033
Compal Electronics, Inc.	233,000	152,019
CTBC Financial Holding Co., Ltd.	322,000	222,092
E.Sun Financial Holding Co., Ltd.	196,768	185,401
Far Eastern New Century Corp.	59,000	55,792
First Financial Holding Co., Ltd.	225,498	173,110
Formosa Chemicals & Fibre Corp.	55,397	142,133
Formosa Plastics Corp.	87,000	258,306
Foxconn Technology Co., Ltd.	58,000	111,068
Fubon Financial Holding Co., Ltd.	144,000	214,259
Security Description	Shares	Value
Hon Hai Precision Industry Co., Ltd.	241,980	$707,786
Hua Nan Financial Holdings Co., Ltd.	268,898	182,276
Largan Precision Co., Ltd.	1,000	138,453
Lite-On Technology Corp.	116,000	182,033
MediaTek, Inc.	28,000	549,476
Mega Financial Holding Co., Ltd.	204,000	213,649
Nan Ya Plastics Corp.	116,000	253,982
Pegatron Corp.	58,000	125,811
President Chain Store Corp.	10,394	104,453
Quanta Computer, Inc.	56,000	134,759
SinoPac Financial Holdings Co., Ltd.	428,794	157,685
Taishin Financial Holding Co., Ltd.	355,729	160,958
Taiwan Cement Corp.	147,575	213,826
Taiwan Cooperative Financial Holding Co., Ltd.	252,810	177,797
Taiwan Mobile Co., Ltd.	29,000	108,611
Taiwan Semiconductor Manufacturing Co., Ltd.	403,734	4,283,033
Uni-President Enterprises Corp.	116,000	280,323
United Microelectronics Corp.	284,602	153,372
Yuanta Financial Holding Co., Ltd.	410,000	242,488
		11,364,489
THAILAND — 1.9%
Advanced Info Service PCL NVDR	38,100	228,052
Airports of Thailand PCL NVDR	129,500	253,490
Bangkok Dusit Medical Services PCL NVDR	240,400	175,006
BTS Group Holdings PCL	393,600	143,903
CP ALL PCL NVDR (a)	121,600	266,550
Kasikornbank PCL	41,000	123,368
Minor International PCL NVDR (a)	132,500	87,026
PTT Global Chemical PCL NVDR	83,874	125,509
Siam Cement PCL	11,600	138,115
Siam Commercial Bank PCL NVDR	43,900	102,977
		1,643,996
TURKEY — 0.3%
BIM Birlesik Magazalar A/S	13,604	134,954
Turk Hava Yollari AO (a)	24,312	44,405
Turkcell Iletisim Hizmetleri A/S	23,448	56,236
Turkiye Is Bankasi A/S Class C (a)	56,114	45,679
		281,274
UNITED ARAB EMIRATES — 0.5%
Abu Dhabi Commercial Bank PJSC	88,594	119,391
Aldar Properties PJSC	195,025	94,509
Emirates Telecommunications Group Co. PJSC	29,997	134,748

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
First Abu Dhabi Bank PJSC	26,523	$81,161
		429,809
TOTAL COMMON STOCKS (Cost $85,896,354)		85,815,369

RIGHTS — 0.0% (d)
THAILAND — 0.0% (d)
Minor International PCL (expiring 7/21/20) (a) (Cost: $0)	16,158	732
SHORT-TERM INVESTMENT — 0.2%
State Street Navigator Securities Lending Portfolio II (e) (f) (Cost $172,436)	172,436	172,436
TOTAL INVESTMENTS — 99.7% (Cost $86,068,790)		85,988,537
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		281,562
NET ASSETS — 100.0%		$86,270,099

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2020.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$85,533,351	$282,018	$—	$85,815,369
Rights	—	732	—	732
Short-Term Investment	172,436	—	—	172,436
TOTAL INVESTMENTS	$85,705,787	$282,750	$—	$85,988,537
Sector Breakdown as of June 30, 2020

% of Net Assets
Financials	21.0%
Consumer Discretionary	18.3
Information Technology	18.2
Communication Services	14.3
Consumer Staples	6.8
Materials	6.0
Health Care	4.9
Industrials	4.8
Real Estate	2.8
Utilities	1.9
Energy	0.5
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	27,118	$27,121	$7,511,000	$7,537,841	$(280)	$—	—	$—	$1,240
State Street Navigator Securities Lending Portfolio II	—	—	2,940,021	2,767,585	—	—	172,436	172,436	2,867
State Street Navigator Securities Lending Portfolio III	458,521	458,521	240,960	699,481	—	—	—	—	276
Total		$485,642	$10,691,981	$11,004,907	$(280)	$—		$172,436	$4,383
See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 6.1%
AGL Energy, Ltd.	12,576	$147,629
AMP, Ltd. (a)	19,178	24,494
Ampol, Ltd.	11,334	228,797
Aristocrat Leisure, Ltd.	18,888	331,612
ASX, Ltd.	6,895	405,317
Aurizon Holdings, Ltd.	89,723	303,929
AusNet Services	35,483	40,798
Australia & New Zealand Banking Group, Ltd.	52,460	673,253
BHP Group PLC	17,400	355,687
BHP Group, Ltd.	20,482	505,128
BlueScope Steel, Ltd.	8,277	66,618
Brambles, Ltd.	37,328	279,363
CIMIC Group, Ltd.	1,278	21,223
Coca-Cola Amatil, Ltd.	20,414	121,717
Cochlear, Ltd.	2,886	375,406
Coles Group, Ltd.	47,327	559,478
Commonwealth Bank of Australia	28,281	1,351,709
CSL, Ltd.	17,211	3,400,885
Dexus REIT	31,337	198,495
Fortescue Metals Group, Ltd.	52,905	504,487
Goodman Group REIT	5,271	53,892
GPT Group REIT	39,840	114,382
Insurance Australia Group, Ltd.	50,632	201,143
Lendlease Group Stapled Security	7,954	67,742
Macquarie Group, Ltd.	2,082	170,008
Magellan Financial Group, Ltd.	4,745	189,515
Medibank Pvt, Ltd.	175,452	361,188
Mirvac Group REIT	67,696	101,141
National Australia Bank, Ltd.	43,465	545,245
Newcrest Mining, Ltd.	26,075	566,047
Oil Search, Ltd.	15,468	33,760
Origin Energy, Ltd.	15,969	64,209
QBE Insurance Group, Ltd.	22,276	135,886
Ramsay Health Care, Ltd.	3,663	167,762
REA Group, Ltd. (b)	2,086	154,938
Rio Tinto, Ltd.	15,518	1,046,618
Santos, Ltd.	13,629	49,733
Scentre Group REIT	99,824	149,142
SEEK, Ltd.	4,492	67,700
Sonic Healthcare, Ltd.	34,995	733,182
South32, Ltd.	36,311	51,000
Stockland REIT	45,367	103,388
Suncorp Group, Ltd.	14,350	91,192
Tabcorp Holdings, Ltd.	27,348	63,642
Telstra Corp., Ltd.	201,820	434,923
Transurban Group Stapled Security	69,609	677,191
Vicinity Centres REIT	99,032	97,502
Wesfarmers, Ltd.	64,757	1,998,754
Westpac Banking Corp. (b)	66,100	816,902
Woodside Petroleum, Ltd.	7,974	118,861
Woolworths Group, Ltd.	68,375	1,755,000
		21,077,613
Security Description	Shares	Value
AUSTRIA — 0.1%
Erste Group Bank AG (a)	7,093	$166,898
OMV AG	3,474	116,119
Raiffeisen Bank International AG	3,928	69,970
Voestalpine AG	3,326	71,518
		424,505
BELGIUM — 1.1%
Ageas SA/NV	6,936	245,702
Anheuser-Busch InBev SA	5,885	289,936
Colruyt SA	13,270	729,859
Groupe Bruxelles Lambert SA	11,833	992,515
KBC Group NV	3,005	172,331
Proximus SADP	30,717	625,826
Solvay SA	1,071	85,718
UCB SA	6,545	757,890
Umicore SA	454	21,370
		3,921,147
CHINA — 0.1%
BeiGene, Ltd. ADR (a)(b)	204	38,434
BOC Hong Kong Holdings, Ltd.	66,536	211,615
		250,049
DENMARK — 3.9%
AP Moller - Maersk A/S Class B	132	153,723
Carlsberg A/S Class B	4,490	593,123
Chr. Hansen Holding A/S	5,148	530,630
Coloplast A/S Class B	13,236	2,050,439
Danske Bank A/S (a)	22,072	293,630
Demant A/S (a)(b)	4,158	109,590
DSV Panalpina A/S	2,125	259,319
Genmab A/S (a)	2,028	678,450
GN Store Nord A/S	2,510	133,671
H Lundbeck A/S	2,998	112,674
Novo Nordisk A/S Class B	88,401	5,720,264
Novozymes A/S Class B	9,470	547,283
Orsted A/S (c)	5,211	601,044
Pandora A/S	4,489	243,731
Tryg A/S	25,562	739,593
Vestas Wind Systems A/S	5,313	540,752
		13,307,916
FINLAND — 1.5%
Elisa Oyj	19,354	1,176,865
Fortum Oyj	4,121	78,245
Kone Oyj Class B	14,091	968,886
Neste Oyj	15,696	613,664
Nokia Oyj	61,480	268,506
Nordea Bank Abp (a)(d)	40,567	280,022
Nordea Bank Abp (a)(d)	3,364	23,229
Orion Oyj Class B	4,189	202,592
Sampo Oyj Class A	26,253	902,863
UPM-Kymmene Oyj	14,361	414,852
Wartsila OYJ Abp	17,247	142,532
		5,072,256

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
FRANCE — 8.3%
Aeroports de Paris	3,394	$348,414
Air Liquide SA	7,413	1,069,047
Airbus SE (a)	5,204	371,266
Alstom SA	5,847	271,942
Atos SE (a)	1,041	88,742
AXA SA	33,865	707,916
BNP Paribas SA (a)	34,383	1,365,893
Bouygues SA (a)	1,973	67,388
Bureau Veritas SA (a)	10,285	216,939
Capgemini SE	1,198	137,177
Carrefour SA	15,184	234,577
Casino Guichard Perrachon SA	4,767	176,148
Cie de Saint-Gobain (a)	7,491	269,653
Cie Generale des Etablissements Michelin SCA (b)	6,832	708,558
CNP Assurances (a)	4,314	49,664
Credit Agricole SA (a)	33,280	315,025
Danone SA	10,706	740,225
Dassault Systemes SE	1,026	177,001
Electricite de France SA	8,305	76,581
Engie SA	26,223	323,976
EssilorLuxottica SA (a)	5,310	681,379
Faurecia SE (a)	3,528	137,775
Getlink SE	8,296	119,639
Hermes International	2,280	1,904,710
Iliad SA	427	83,280
Ipsen SA	1,399	118,868
Kering SA	2,213	1,203,618
Klepierre SA REIT (b)	1,104	21,991
Legrand SA	9,012	684,438
L'Oreal SA (a)	8,553	2,744,521
LVMH Moet Hennessy Louis Vuitton SE	8,052	3,531,527
Natixis SA (a)	25,762	67,273
Orange SA	64,591	772,246
Pernod Ricard SA	3,619	569,258
Peugeot SA (a)	35,592	578,840
Publicis Groupe SA	2,272	73,517
Renault SA (a)	16,664	422,611
Safran SA (a)	2,893	289,900
Sanofi	17,393	1,770,843
Sartorius Stedim Biotech	510	128,881
Schneider Electric SE	4,010	445,339
SCOR SE (a)	7,877	215,868
SEB SA	636	105,077
Societe Generale SA (a)	45,343	753,720
Sodexo SA	2,963	200,339
Thales SA	8,194	661,518
TOTAL SA	36,426	1,389,981
Unibail-Rodamco-Westfield (b)(d)	53,551	148,954
Unibail-Rodamco-Westfield, REIT (b)(d)	827	46,591
Valeo SA	5,215	136,825
Vinci SA	4,457	410,482
Vivendi SA	7,952	203,991
Security Description	Shares	Value
Worldline SA (a)(c)	394	$34,110
		28,374,042
GERMANY — 5.6%
Adidas AG (a)	7,037	1,846,283
Allianz SE	5,463	1,115,237
Aroundtown SA (a)	33,621	192,508
BASF SE	13,760	770,873
Bayer AG	9,005	665,398
Bayerische Motoren Werke AG (d)	7,507	479,077
Bayerische Motoren Werke AG Preference Shares (d)	1,483	71,922
Beiersdorf AG	8,947	1,015,936
Commerzbank AG (a)	56,275	250,735
Continental AG (a)	3,223	315,512
Covestro AG (a)(c)	8,764	333,195
Daimler AG	24,115	978,979
Deutsche Bank AG (a)	50,458	479,671
Deutsche Boerse AG	1,336	241,660
Deutsche Lufthansa AG (a)(b)	10,504	105,494
Deutsche Post AG	15,897	581,171
Deutsche Telekom AG	85,400	1,433,480
E.ON SE	25,354	285,191
Fraport AG Frankfurt Airport Services Worldwide (a)	555	24,198
Fresenius Medical Care AG & Co. KGaA	2,209	189,303
Fresenius SE & Co. KGaA	3,738	185,230
Fuchs Petrolub SE Preference Shares	3,142	126,124
GEA Group AG	4,858	153,594
Hannover Rueck SE	3,216	554,089
HeidelbergCement AG	1,811	96,698
Henkel AG & Co. KGaA Preference Shares (d)	5,988	557,403
Henkel AG & Co. KGaA (d)	6,029	502,105
Infineon Technologies AG	9,753	228,666
Knorr-Bremse AG	3,952	400,503
Merck KGaA	4,371	507,129
METRO AG	8,414	79,533
MTU Aero Engines AG (a)	1,417	245,330
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,391	881,310
Nemetschek SE	737	50,659
Porsche Automobil Holding SE Preference Shares	2,615	150,259
Puma SE (a)	879	67,942
RWE AG	6,992	244,309
SAP SE	3,728	520,541
Siemens AG	7,098	835,159
Siemens Healthineers AG (c)	4,171	199,801
Thyssenkrupp AG (a)	11,138	78,986
Uniper SE	8,422	271,478
United Internet AG	1,558	65,987
Volkswagen AG Preference Shares	5,145	779,765
		19,158,423

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
HONG KONG — 4.4%
AIA Group, Ltd.	72,623	$677,463
ASM Pacific Technology, Ltd.	7,200	75,572
Bank of East Asia, Ltd.	46,057	105,182
CK Asset Holdings, Ltd.	43,120	257,036
CK Hutchison Holdings, Ltd.	62,500	401,590
CK Infrastructure Holdings, Ltd.	93,500	481,346
CLP Holdings, Ltd.	151,000	1,480,688
Dairy Farm International Holdings, Ltd.	52,300	243,195
Galaxy Entertainment Group, Ltd.	75,000	510,454
Hang Seng Bank, Ltd.	67,929	1,140,265
HK Electric Investments & HK Electric Investments, Ltd. Class SS, Stapled Security	515,040	534,281
HKT Trust & HKT, Ltd. Stapled Security	637,540	932,811
Hong Kong & China Gas Co., Ltd.	766,288	1,186,442
Hong Kong Exchanges & Clearing, Ltd.	38,672	1,646,583
Jardine Matheson Holdings, Ltd.	12,700	530,098
Jardine Strategic Holdings, Ltd.	15,500	334,025
Link REIT	59,400	485,519
MTR Corp., Ltd.	231,289	1,198,157
New World Development Co., Ltd.	28,437	135,022
PCCW, Ltd.	632,000	360,423
Power Assets Holdings, Ltd.	181,500	987,068
Sands China, Ltd.	102,000	400,080
Sun Hung Kai Properties, Ltd.	14,000	178,738
Swire Pacific, Ltd. Class A	15,500	82,195
Techtronic Industries Co., Ltd.	49,000	479,224
WH Group, Ltd. (c)	190,500	163,206
		15,006,663
IRELAND — 0.8%
AerCap Holdings NV (a)	3,818	117,594
CRH PLC	7,081	242,567
Flutter Entertainment PLC (b)	503	66,099
James Hardie Industries PLC	6,573	124,542
Kerry Group PLC Class A	13,468	1,668,462
Kingspan Group PLC	8,347	537,653
		2,756,917
ISRAEL — 0.8%
Azrieli Group, Ltd.	2,652	120,073
Bank Hapoalim BM	92,735	551,434
Bank Leumi Le-Israel BM	119,175	596,056
Check Point Software Technologies, Ltd. (a)	6,287	675,412
Mizrahi Tefahot Bank, Ltd.	26,091	487,150
Nice, Ltd. (a)	591	110,125
Teva Pharmaceutical Industries, Ltd. ADR (a)(d)	9,211	113,572
Teva Pharmaceutical Industries, Ltd. (a)(d)	10,597	127,558
		2,781,380
Security Description	Shares	Value
ITALY — 1.9%
Assicurazioni Generali SpA	32,384	$489,932
Atlantia SpA (a)	3,583	57,547
DiaSorin SpA	3,446	659,512
Enel SpA	111,985	965,708
Eni SpA	47,209	450,163
Ferrari NV	4,613	786,749
FinecoBank Banca Fineco SpA (a)	17,057	230,178
Intesa Sanpaolo SpA (a)	327,160	625,987
Leonardo SpA	6,168	40,873
Mediobanca Banca di Credito Finanziario SpA	19,378	139,074
Moncler SpA (a)	8,947	342,062
Poste Italiane SpA (c)	3,666	31,869
Prysmian SpA	1,104	25,568
Recordati SpA	5,887	293,903
Snam SpA	118,277	575,741
Telecom Italia SpA (b)(d)	56,077	22,025
Telecom Italia SpA (d)	433,956	168,152
Terna Rete Elettrica Nazionale SpA	3,664	25,177
UniCredit SpA (a)	85,625	787,438
		6,717,658
JAPAN — 26.3%
ABC-Mart, Inc.	9,100	532,243
Advantest Corp.	6,900	391,417
Aeon Co., Ltd.	12,200	283,274
AGC, Inc.	2,800	79,548
Aisin Seiki Co., Ltd.	2,300	66,942
Ajinomoto Co., Inc.	16,900	280,714
ANA Holdings, Inc. (a)	24,500	556,607
Aozora Bank, Ltd. (b)	4,300	74,772
Asahi Group Holdings, Ltd.	12,800	448,003
Asahi Intecc Co., Ltd.	7,100	201,710
Asahi Kasei Corp.	12,200	99,016
Astellas Pharma, Inc.	67,900	1,132,558
Bandai Namco Holdings, Inc.	9,500	499,017
Bank of Kyoto, Ltd. (b)	1,700	60,194
Benesse Holdings, Inc.	4,700	125,903
Bridgestone Corp. (b)	26,400	848,882
Canon, Inc. (b)	59,800	1,183,140
Central Japan Railway Co.	3,800	587,867
Chiba Bank, Ltd.	21,900	103,121
Chubu Electric Power Co., Inc.	13,100	164,167
Chugai Pharmaceutical Co., Ltd.	48,600	2,597,015
Chugoku Electric Power Co., Inc. (b)	53,600	715,925
Concordia Financial Group, Ltd.	32,500	103,930
Daicel Corp.	9,900	76,440
Daifuku Co., Ltd.	2,300	200,825
Dai-ichi Life Holdings, Inc.	23,008	273,618
Daiichi Sankyo Co., Ltd.	1,906	155,575
Daikin Industries, Ltd.	1,000	160,680
Daito Trust Construction Co., Ltd.	4,100	376,576
Daiwa House Industry Co., Ltd.	22,600	532,504
Daiwa House REIT Investment Corp.	332	781,647

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Daiwa Securities Group, Inc.	8,600	$35,848
Denso Corp.	4,300	167,600
Dentsu Group, Inc. (b)	1,300	30,787
Disco Corp.	600	145,099
East Japan Railway Co.	11,900	824,402
Eisai Co., Ltd.	5,400	427,755
FamilyMart Co., Ltd.	4,900	83,979
FANUC Corp.	600	107,114
Fast Retailing Co., Ltd.	200	114,381
FUJIFILM Holdings Corp.	6,700	286,296
Fujitsu, Ltd.	3,000	350,929
Fukuoka Financial Group, Inc.	5,300	83,564
GMO Payment Gateway, Inc.	700	72,929
Hakuhodo DY Holdings, Inc.	1,700	20,185
Hankyu Hanshin Holdings, Inc.	2,300	77,708
Hikari Tsushin, Inc.	800	182,046
Hino Motors, Ltd.	3,200	21,593
Hitachi, Ltd.	15,700	495,223
Honda Motor Co., Ltd.	35,300	901,600
Hoshizaki Corp.	1,500	128,470
Hoya Corp.	12,400	1,179,256
Idemitsu Kosan Co., Ltd.	6,900	146,270
Inpex Corp.	22,300	137,849
Isuzu Motors, Ltd.	14,900	134,422
ITOCHU Corp.	21,814	469,400
Japan Airlines Co., Ltd.	26,200	471,617
Japan Exchange Group, Inc.	19,406	448,253
Japan Post Bank Co., Ltd.	82,100	610,318
Japan Post Holdings Co., Ltd.	154,600	1,098,687
Japan Post Insurance Co., Ltd.	6,900	90,371
Japan Prime Realty Investment Corp. REIT (b)	19	55,652
Japan Real Estate Investment Corp. REIT	100	512,583
Japan Retail Fund Investment Corp. REIT	52	64,828
Japan Tobacco, Inc. (b)	63,800	1,183,628
JFE Holdings, Inc.	31,300	223,976
JXTG Holdings, Inc.	123,182	436,164
Kajima Corp.	27,500	327,293
Kakaku.com, Inc.	7,800	197,305
Kansai Electric Power Co., Inc.	13,100	126,890
Kao Corp.	17,800	1,409,019
Kawasaki Heavy Industries, Ltd.	3,600	51,722
KDDI Corp.	77,118	2,311,717
Keihan Holdings Co., Ltd.	7,800	347,398
Keikyu Corp.	13,600	208,125
Keio Corp.	6,400	365,426
Keisei Electric Railway Co., Ltd.	1,300	40,668
Keyence Corp.	5,900	2,462,594
Kintetsu Group Holdings Co., Ltd.	17,600	790,397
Kirin Holdings Co., Ltd.	17,100	360,513
Kobe Bussan Co., Ltd.	500	28,178
Koito Manufacturing Co., Ltd.	3,200	128,730
Komatsu, Ltd.	8,900	181,778
Kose Corp.	1,000	120,128
Security Description	Shares	Value
Kubota Corp.	10,300	$153,519
Kyocera Corp.	2,200	119,600
Kyowa Kirin Co., Ltd.	7,500	196,668
Kyushu Electric Power Co., Inc.	23,000	192,937
Kyushu Railway Co.	24,919	646,506
Lasertec Corp.	1,800	169,514
Lawson, Inc.	11,400	571,664
LIXIL Group Corp.	10,900	152,156
M3, Inc.	12,100	514,237
Marubeni Corp.	49,500	223,676
Maruichi Steel Tube, Ltd.	1,000	24,832
Mazda Motor Corp.	20,700	123,949
McDonald's Holdings Co. Japan, Ltd.	12,900	695,908
Mebuki Financial Group, Inc.	58,200	134,866
MEIJI Holdings Co., Ltd.	8,800	699,856
MISUMI Group, Inc.	11,000	274,681
Mitsubishi Chemical Holdings Corp.	24,900	144,805
Mitsubishi Corp.	25,000	526,023
Mitsubishi Electric Corp.	21,800	282,793
Mitsubishi Estate Co., Ltd.	2,200	32,678
Mitsubishi Heavy Industries, Ltd.	6,900	162,643
Mitsubishi UFJ Financial Group, Inc.	355,100	1,387,683
Mitsui & Co., Ltd.	25,500	376,880
Mitsui Chemicals, Inc.	1,500	31,242
Mitsui Fudosan Co., Ltd.	3,600	63,718
Mizuho Financial Group, Inc.	1,228,100	1,504,888
MonotaRO Co., Ltd.	9,400	376,401
MS&AD Insurance Group Holdings, Inc.	15,200	417,178
Murata Manufacturing Co., Ltd.	2,400	140,505
Nabtesco Corp. (b)	1,200	36,928
Nagoya Railroad Co., Ltd.	24,800	699,968
NEC Corp.	14,100	675,692
Nexon Co., Ltd.	14,800	334,315
NH Foods, Ltd.	5,500	220,489
Nihon M&A Center, Inc.	5,300	239,245
Nippon Building Fund, Inc. REIT	169	961,820
Nippon Express Co., Ltd.	1,600	82,755
Nippon Paint Holdings Co., Ltd. (b)	9,300	675,831
Nippon Prologis REIT, Inc.	321	975,928
Nippon Steel Corp.	35,600	334,436
Nippon Telegraph & Telephone Corp.	56,200	1,310,387
Nippon Yusen KK	2,200	30,914
Nissan Chemical Corp.	3,000	153,497
Nissan Motor Co., Ltd.	141,216	522,533
Nissin Foods Holdings Co., Ltd.	3,600	318,673
Nitori Holdings Co., Ltd.	5,100	998,633
Nitto Denko Corp.	5,600	316,633
Nomura Holdings, Inc.	74,700	334,016
Nomura Real Estate Master Fund, Inc. REIT	63	75,564
Nomura Research Institute, Ltd.	10,400	282,160
NTT DOCOMO, Inc.	93,922	2,508,998

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Obayashi Corp.	15,200	$142,018
Obic Co., Ltd.	2,100	367,308
Odakyu Electric Railway Co., Ltd.	13,200	324,356
Oji Holdings Corp.	15,800	73,373
Olympus Corp.	4,100	78,876
Ono Pharmaceutical Co., Ltd.	9,800	284,957
Oracle Corp. Japan	2,800	330,129
Oriental Land Co., Ltd.	12,000	1,583,909
ORIX Corp.	23,300	286,917
Orix JREIT, Inc.	50	65,533
Osaka Gas Co., Ltd.	12,400	244,586
Otsuka Corp.	4,700	247,449
Otsuka Holdings Co., Ltd.	5,300	230,845
Pan Pacific International Holdings Corp.	12,700	278,874
Panasonic Corp.	38,700	337,049
Park24 Co., Ltd.	6,000	102,609
PeptiDream, Inc. (a)	9,000	412,105
Pigeon Corp. (b)	3,800	146,879
Recruit Holdings Co., Ltd.	39,505	1,348,263
Renesas Electronics Corp. (a)	3,700	18,897
Resona Holdings, Inc.	51,100	174,209
Ricoh Co., Ltd.	13,800	98,366
Ryohin Keikaku Co., Ltd.	11,900	168,212
Santen Pharmaceutical Co., Ltd.	5,900	108,446
Secom Co., Ltd.	10,800	943,304
Seibu Holdings, Inc.	9,700	105,285
Seiko Epson Corp.	1,800	20,572
Sekisui Chemical Co., Ltd.	13,200	188,668
Sekisui House, Ltd.	19,900	378,595
Seven & i Holdings Co., Ltd.	19,200	626,445
SG Holdings Co., Ltd.	18,800	613,394
Shimadzu Corp.	2,500	66,460
Shimamura Co., Ltd.	3,500	236,826
Shimano, Inc.	800	153,868
Shin-Etsu Chemical Co., Ltd.	11,200	1,307,540
Shinsei Bank, Ltd. (b)	5,100	61,360
Shionogi & Co., Ltd.	13,900	869,676
Shizuoka Bank, Ltd.	13,900	89,287
Showa Denko KK (b)	2,500	55,986
SMC Corp.	500	255,735
Softbank Corp.	69,700	888,330
SoftBank Group Corp.	20,600	1,040,645
Sompo Holdings, Inc.	4,500	154,623
Sony Corp.	10,700	732,343
Subaru Corp.	13,100	272,175
SUMCO Corp.	1,200	18,342
Sumitomo Chemical Co., Ltd.	33,800	100,881
Sumitomo Corp.	16,412	187,798
Sumitomo Electric Industries, Ltd.	13,200	151,656
Sumitomo Heavy Industries, Ltd.	900	19,562
Sumitomo Mitsui Financial Group, Inc.	34,400	966,778
Sumitomo Mitsui Trust Holdings, Inc.	9,000	252,352
Security Description	Shares	Value
Sumitomo Realty & Development Co., Ltd.	700	$19,225
Sumitomo Rubber Industries, Ltd. (b)	9,300	91,547
Suntory Beverage & Food, Ltd.	20,587	802,413
Suzuki Motor Corp.	3,700	125,420
Sysmex Corp.	6,700	511,109
T&D Holdings, Inc.	10,300	87,930
Taiheiyo Cement Corp.	2,500	57,747
Taisei Corp.	9,800	356,083
Taisho Pharmaceutical Holdings Co., Ltd.	3,300	201,882
Takeda Pharmaceutical Co., Ltd.	14,351	511,866
TDK Corp.	1,200	118,793
Terumo Corp.	4,700	177,788
TIS, Inc.	6,500	137,007
Tobu Railway Co., Ltd.	15,900	525,407
Toho Co., Ltd.	4,000	144,413
Tohoku Electric Power Co., Inc.	12,400	117,926
Tokio Marine Holdings, Inc.	25,200	1,097,368
Tokyo Electric Power Co. Holdings, Inc. (a)	107,200	328,898
Tokyo Electron, Ltd.	5,000	1,225,379
Tokyo Gas Co., Ltd.	14,708	351,732
Tokyu Corp.	5,000	70,306
Tokyu Fudosan Holdings Corp.	3,900	18,219
Toray Industries, Inc.	55,400	260,606
Toshiba Corp.	3,200	101,886
Tosoh Corp.	10,400	141,706
Toyo Suisan Kaisha, Ltd.	15,800	883,107
Toyota Industries Corp.	1,500	79,390
Toyota Motor Corp.	33,700	2,112,244
Toyota Tsusho Corp.	4,300	108,770
Trend Micro, Inc.	3,700	206,461
Tsuruha Holdings, Inc. (b)	2,500	344,116
Unicharm Corp.	12,806	524,656
United Urban Investment Corp. REIT	66	70,842
USS Co., Ltd.	13,600	217,202
Welcia Holdings Co., Ltd.	7,400	596,061
West Japan Railway Co.	12,500	700,514
Yamada Denki Co., Ltd.	110,800	549,455
Yamaha Corp.	3,200	150,382
Yamaha Motor Co., Ltd.	8,600	134,558
Yamato Holdings Co., Ltd.	3,500	75,590
Yamazaki Baking Co., Ltd. (b)	8,300	142,789
Yaskawa Electric Corp.	4,900	169,185
Yokohama Rubber Co., Ltd.	4,100	57,537
Z Holdings Corp.	26,400	128,715
ZOZO, Inc.	4,000	88,835
		90,539,630
JORDAN — 0.0% (e)
Hikma Pharmaceuticals PLC	670	18,378
LUXEMBOURG — 0.1%
ArcelorMittal SA (a)	31,623	332,798
SES SA	7,283	49,734

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Tenaris SA	18,136	$117,083
		499,615
NETHERLANDS — 4.2%
ABN AMRO Bank NV (c)	17,899	154,112
Adyen NV (a)(c)	386	561,646
Aegon NV	71,492	213,026
Akzo Nobel NV	1,450	129,862
Altice Europe NV (a)	13,622	52,554
ASML Holding NV	12,668	4,651,154
EXOR NV	4,630	264,377
Heineken NV	3,850	354,838
ING Groep NV	114,783	799,037
Koninklijke Ahold Delhaize NV	42,857	1,167,751
Koninklijke DSM NV	1,601	221,534
Koninklijke KPN NV	75,750	200,785
Koninklijke Philips NV (a)	6,259	291,877
Koninklijke Vopak NV	3,738	197,657
NN Group NV	11,561	388,244
Prosus NV (a)	13,323	1,238,099
Randstad NV	4,729	210,649
Royal Dutch Shell PLC Class A	82,088	1,305,378
Royal Dutch Shell PLC Class B	70,170	1,061,234
Wolters Kluwer NV	10,465	817,122
		14,280,936
NEW ZEALAND — 0.5%
Auckland International Airport, Ltd.	41,968	177,501
Fisher & Paykel Healthcare Corp., Ltd.	27,807	637,267
Meridian Energy, Ltd.	77,337	239,469
Ryman Healthcare, Ltd.	15,204	128,022
Spark New Zealand, Ltd.	169,380	497,215
		1,679,474
NORWAY — 0.6%
DNB ASA	15,103	198,983
Equinor ASA	9,685	137,138
Gjensidige Forsikring ASA (a)	17,598	323,065
Mowi ASA	11,501	217,753
Norsk Hydro ASA (a)	30,055	82,778
Orkla ASA	47,424	414,413
Telenor ASA	32,492	471,870
Yara International ASA	2,490	86,183
		1,932,183
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	36,922	176,243
Jeronimo Martins SGPS SA (b)	7,192	125,891
		302,134
RUSSIA — 0.0% (e)
Evraz PLC	5,945	21,185
SINGAPORE — 1.5%
CapitaLand Mall Trust REIT	186,800	262,448
DBS Group Holdings, Ltd.	56,503	842,452
Keppel Corp., Ltd. (b)	20,211	86,346
Security Description	Shares	Value
Oversea-Chinese Banking Corp., Ltd.	143,198	$923,825
Singapore Airlines, Ltd.	168,349	450,121
Singapore Exchange, Ltd.	73,200	437,610
Singapore Technologies Engineering, Ltd.	170,600	403,556
Singapore Telecommunications, Ltd.	489,200	862,644
United Overseas Bank, Ltd.	47,175	684,098
Venture Corp., Ltd.	10,100	117,141
Wilmar International, Ltd.	44,200	129,585
		5,199,826
SOUTH AFRICA — 0.1%
Anglo American PLC	12,609	291,247
SPAIN — 2.2%
ACS Actividades de Construccion y Servicios SA	4,681	117,977
Aena SME SA (a)(c)	3,790	505,275
Amadeus IT Group SA	16,378	853,158
Banco Bilbao Vizcaya Argentaria SA	216,514	745,096
Banco Santander SA	570,910	1,394,328
Bankinter SA	15,582	74,291
CaixaBank SA	91,125	194,511
Endesa SA (b)	18,218	448,722
Ferrovial SA	1,889	50,283
Iberdrola SA	76,030	881,257
Industria de Diseno Textil SA	39,968	1,058,059
Mapfre SA	31,903	56,758
Naturgy Energy Group SA	2,607	48,503
Red Electrica Corp. SA (b)	18,071	337,022
Repsol SA	40,238	351,875
Telefonica SA	76,291	363,909
		7,481,024
SWEDEN — 2.5%
Alfa Laval AB (a)	3,967	87,033
Assa Abloy AB Class B	33,894	689,220
Atlas Copco AB Class A	26,077	1,104,473
Atlas Copco AB Class B	16,592	613,697
Boliden AB	8,304	188,957
Electrolux AB Class B	8,067	134,902
Epiroc AB Class A	32,090	399,891
Epiroc AB Class B	8,413	102,898
Essity AB Class B (a)	497	16,062
Evolution Gaming Group AB (c)	3,772	224,944
Hennes & Mauritz AB Class B (b)	32,687	473,641
Hexagon AB Class B (a)	8,188	478,098
ICA Gruppen AB	7,231	342,897
Investor AB Class B	8,346	440,473
Kinnevik AB Class B	3,102	81,607
L E Lundbergforetagen AB Class B (a)	4,132	187,515
Sandvik AB (a)	25,355	473,808
Skandinaviska Enskilda Banken AB Class A (a)	20,895	180,991
Skanska AB Class B (a)	17,066	347,121

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
SKF AB Class B	8,947	$166,280
Svenska Handelsbanken AB Class A (a)	18,890	179,317
Swedbank AB Class A (a)	11,831	151,623
Swedish Match AB	1,478	103,910
Telefonaktiebolaget LM Ericsson Class B	22,721	210,123
Telia Co. AB	133,940	500,299
Volvo AB Class B (a)	43,369	679,164
		8,558,944
SWITZERLAND — 12.5%
ABB, Ltd.	21,542	484,925
Adecco Group AG	6,832	320,564
Alcon, Inc. (a)	3,852	220,985
Baloise Holding AG	3,394	508,984
Barry Callebaut AG	243	463,407
Chocoladefabriken Lindt & Spruengli AG (d)	150	1,234,763
Chocoladefabriken Lindt & Spruengli AG (d)	3	257,717
Cie Financiere Richemont SA	2,859	182,363
Coca-Cola HBC AG	940	23,555
Credit Suisse Group AG	27,295	282,240
EMS-Chemie Holding AG	1,240	960,540
Geberit AG	1,705	853,265
Givaudan SA	695	2,587,684
Glencore PLC	295,745	625,677
Julius Baer Group, Ltd.	3,108	130,054
Kuehne + Nagel International AG (a)	5,677	943,021
LafargeHolcim, Ltd. (d)	2,268	99,356
LafargeHolcim, Ltd. (d)	2,677	115,967
Logitech International SA	8,401	548,452
Nestle SA	73,619	8,137,675
Novartis AG	75,477	6,565,157
Partners Group Holding AG	1,222	1,108,318
Roche Holding AG	21,484	7,444,748
Schindler Holding AG (d)	1,916	450,919
Schindler Holding AG (d)	1,879	442,608
SGS SA	244	596,127
Sika AG	1,016	195,523
Sonova Holding AG (a)	3,118	622,415
Straumann Holding AG	249	213,905
Swatch Group AG (b)	235	46,898
Swiss Life Holding AG	1,701	630,100
Swiss Prime Site AG	7,780	719,253
Swiss Re AG	8,319	641,429
Swisscom AG (b)	3,943	2,063,568
Temenos AG	219	34,010
UBS Group AG	53,439	615,010
Vifor Pharma AG	232	34,902
Zurich Insurance Group AG	4,907	1,730,694
		43,136,778
UNITED KINGDOM — 13.9%
3i Group PLC	45,852	471,708
Security Description	Shares	Value
Admiral Group PLC	22,422	$636,930
Ashtead Group PLC	15,939	535,486
Associated British Foods PLC	14,528	343,758
AstraZeneca PLC	10,179	1,059,124
Aviva PLC	45,497	153,807
BAE Systems PLC	190,627	1,138,595
Barclays PLC	492,604	696,431
Barratt Developments PLC	40,874	250,449
Berkeley Group Holdings PLC	6,382	328,435
BP PLC	389,077	1,476,845
British American Tobacco PLC	23,667	907,848
British Land Co. PLC REIT	9,774	46,665
BT Group PLC	424,029	597,543
Bunzl PLC	19,817	530,365
Burberry Group PLC	18,808	371,711
CNH Industrial NV (a)	20,784	145,384
Coca-Cola European Partners PLC	3,552	134,124
Compass Group PLC	65,076	894,136
Croda International PLC	5,894	382,775
DCC PLC	719	59,789
Diageo PLC	109,345	3,622,887
Direct Line Insurance Group PLC	178,130	596,464
Experian PLC	38,262	1,332,726
Fiat Chrysler Automobiles NV (a)	41,230	414,174
GlaxoSmithKline PLC	84,628	1,711,334
GVC Holdings PLC	2,034	18,613
Halma PLC	8,709	247,822
Hargreaves Lansdown PLC	13,244	266,493
HSBC Holdings PLC	427,884	2,001,634
Imperial Brands PLC	45,400	863,041
Informa PLC	6,497	37,762
InterContinental Hotels Group PLC	489	21,552
Intertek Group PLC	6,729	452,301
ITV PLC	152,868	141,058
J Sainsbury PLC	58,608	151,132
JD Sports Fashion PLC	8,320	63,963
Johnson Matthey PLC	8,428	218,478
Kingfisher PLC	71,569	195,255
Land Securities Group PLC REIT	8,575	58,592
Legal & General Group PLC	116,821	318,856
Lloyds Banking Group PLC	1,644,026	633,276
London Stock Exchange Group PLC	9,545	985,726
M&G PLC	106,679	220,852
Melrose Industries PLC	66,526	93,707
Mondi PLC	14,614	272,752
National Grid PLC	130,207	1,591,463
Next PLC	2,440	147,547
Ocado Group PLC (a)	6,726	168,540
Pearson PLC	15,293	108,803
Persimmon PLC	13,968	394,538
Prudential PLC	85,880	1,292,992
Reckitt Benckiser Group PLC	21,361	1,961,577
RELX PLC	85,760	1,981,548
Rentokil Initial PLC	42,748	269,168
Rio Tinto PLC	44,952	2,526,638
Rolls-Royce Holdings PLC	26,747	94,321

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Royal Bank of Scotland Group PLC	120,628	$181,242
RSA Insurance Group PLC	48,811	247,154
Sage Group PLC	50,338	417,844
Schroders PLC	4,965	180,914
Segro PLC REIT	3,730	41,249
Severn Trent PLC	4,495	137,684
Smith & Nephew PLC	64,326	1,196,590
Smiths Group PLC	15,318	267,248
Spirax-Sarco Engineering PLC	1,764	217,437
SSE PLC	16,696	281,491
St James's Place PLC	3,769	44,372
Standard Chartered PLC	67,967	369,596
Standard Life Aberdeen PLC	22,613	74,769
Taylor Wimpey PLC	146,161	257,531
Tesco PLC	103,516	291,750
Unilever NV	54,950	2,916,133
Unilever PLC	45,542	2,450,634
United Utilities Group PLC	20,612	231,812
Vodafone Group PLC	429,738	684,227
Whitbread PLC	10,504	288,388
Wm Morrison Supermarkets PLC	78,484	184,786
WPP PLC	26,255	204,636
		47,806,980
UNITED STATES — 0.3%
Ferguson PLC	9,640	787,568
QIAGEN NV (a)	4,303	185,294
		972,862
TOTAL COMMON STOCKS (Cost $362,681,954)		341,569,765

RIGHTS — 0.0% (e)
SPAIN — 0.0% (e)
ACS Actividades de Construccion y Servicios SA (expiring 7/10/20) (a)	4,681	7,300
Repsol SA (expiring 7/9/20) (a) (b)	40,238	19,582
Telefonica SA (expiring 7/6/20) (a)	76,291	15,004
TOTAL RIGHTS (Cost $46,133)		41,886
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (f) (g)	72,705	$72,734
State Street Navigator Securities Lending Portfolio II (h) (i)	3,780,164	3,780,164
TOTAL SHORT-TERM INVESTMENTS (Cost $3,852,898)		3,852,898
TOTAL INVESTMENTS — 100.5% (Cost $366,580,985)		345,464,549
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(1,735,743)
NET ASSETS — 100.0%		$343,728,806
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$341,569,765	$—	$—	$341,569,765
Rights	41,886	—	—	41,886
Short-Term Investments	3,852,898	—	—	3,852,898
TOTAL INVESTMENTS	$345,464,549	$—	$—	$345,464,549
See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Sector Breakdown as of June 30, 2020

% of Net Assets
Financials	16.7%
Consumer Staples	14.4
Health Care	14.4
Industrials	14.4
Consumer Discretionary	11.7
Communication Services	6.5
Materials	6.1
Information Technology	5.9
Utilities	4.4
Energy	2.5
Real Estate	2.4
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	11,804	$11,805	$13,140,701	$13,079,463	$(309)	$—	72,705	$72,734	$3,686
State Street Navigator Securities Lending Portfolio II	—	—	48,787,665	45,007,501	—	—	3,780,164	3,780,164	32,663
State Street Navigator Securities Lending Portfolio III	11,814,924	11,814,924	9,408,764	21,223,688	—	—	—	—	4,038
Total		$11,826,729	$71,337,130	$79,310,652	$(309)	$—		$3,852,898	$40,387
See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
ARGENTINA — 0.0% (a)
Telecom Argentina SA ADR	810	$7,250
YPF SA ADR (b)	9,980	57,385
		64,635
BRAZIL — 3.5%
Ambev SA ADR	296,980	784,027
Ambev SA	7,704	19,839
Atacadao SA	5,420	19,495
B3 SA - Brasil Bolsa Balcao	7,587	76,121
Banco Bradesco SA Preference Shares	55,436	208,991
Banco Bradesco SA	14,631	50,522
Banco BTG Pactual SA	1,106	15,409
Banco do Brasil SA	16,227	95,013
Banco Santander Brasil SA	4,350	22,198
BB Seguridade Participacoes SA	72,471	359,926
BR Malls Participacoes SA	4,332	7,953
Braskem SA Class A, Preference Shares	2,899	12,260
BRF SA (c)	3,868	14,977
BRF SA ADR (c)	1,943	7,714
CCR SA	8,867	23,416
Centrais Eletricas Brasileiras SA (c)	3,304	18,654
Centrais Eletricas Brasileiras SA ADR	3,546	20,780
Centrais Eletricas Brasileiras SA Class B, Preference Shares (c)	340	1,996
Cia Brasileira de Distribuicao ADR	1,785	23,330
Cia Brasileira de Distribuicao	48	621
Cia de Saneamento Basico do Estado de Sao Paulo	190	1,997
Cia de Saneamento Basico do Estado de Sao Paulo ADR	4,837	50,837
Cia Energetica de Minas Gerais ADR (b)	6,867	14,077
Cia Energetica de Minas Gerais Preference Shares	3,699	7,424
Cia Siderurgica Nacional SA ADR (b)	5,068	9,933
Cia Siderurgica Nacional SA	910	1,770
Cielo SA	58,191	48,962
Cogna Educacao	21,403	25,766
Cosan SA	1,699	21,945
Energisa SA	1,282	11,441
Engie Brasil Energia SA	14,717	112,814
Equatorial Energia SA	18,376	77,710
Gerdau SA Preference Shares	13,878	40,465
Hapvida Participacoes e Investimentos SA (d)	2,100	23,777
Hypera SA	6,564	39,809
IRB Brasil Resseguros SA	70,033	140,301
Itau Unibanco Holding SA Preference Shares ADR	48,483	227,385
Security Description	Shares	Value
Itau Unibanco Holding SA Preference Shares	1,200	$5,562
Itausa SA Preference Shares	315,810	551,580
JBS SA	13,971	53,815
Klabin SA	7,080	26,214
Localiza Rent a Car SA	2,387	17,785
Lojas Americanas SA Preference Shares	3,664	21,474
Lojas Renner SA	60,007	456,817
Magazine Luiza SA	2,728	35,598
Multiplan Empreendimentos Imobiliarios SA	422	1,576
Natura & Co. Holding SA (e)	842	6,119
Natura & Co. Holding SA (c)(e)	44	318
Notre Dame Intermedica Participacoes SA	1,093	13,538
Petrobras Distribuidora SA	14,418	56,587
Petroleo Brasileiro SA Preference Shares ADR (b)(e)	35,902	286,139
Petroleo Brasileiro SA ADR (e)	30,174	249,539
Petroleo Brasileiro SA Preference Shares	371	1,456
Porto Seguro SA	1,590	14,600
Raia Drogasil SA	2,872	57,861
Rumo SA (c)	19,716	80,756
Sul America SA	5,528	45,375
Suzano Papel e Celulose SA ADR (b)(c)	2,494	16,859
Suzano SA (c)	1,901	12,737
Telefonica Brasil SA ADR	10,525	93,251
Telefonica Brasil SA Preference Shares	114	997
TIM Participacoes SA ADR	1,893	24,495
TIM Participacoes SA	518	1,340
Ultrapar Participacoes SA	200	669
Ultrapar Participacoes SA ADR (b)	13,108	44,436
Vale SA ADR	34,326	353,901
Vale SA	325	3,310
WEG SA	50,791	468,153
		5,642,512
CHILE — 0.5%
Aguas Andinas SA Class A	17,208	5,834
Banco de Chile	880,760	77,815
Banco de Chile ADR (b)	19,121	337,486
Banco de Credito e Inversiones SA	1,537	52,259
Banco Santander Chile ADR	1,197	19,631
Banco Santander Chile	37,006	1,515
Cencosud SA	31,795	44,558
Cia Cervecerias Unidas SA	827	5,961
Cia Cervecerias Unidas SA ADR	2,913	41,714
Colbun SA	112,048	17,887
Embotelladora Andina SA Class B, Preference Shares	898	2,200

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Empresa Nacional de Telecomunicaciones SA	1,669	$10,780
Empresas CMPC SA	10,767	21,413
Empresas COPEC SA	4,614	30,981
Enel Americas SA ADR	5,391	40,487
Enel Americas SA	40,752	6,158
Enel Chile SA ADR (b)	1,274	4,803
Enel Chile SA	24,394	1,825
Falabella SA	18,353	58,150
Sociedad Quimica y Minera de Chile SA ADR (b)	930	24,245
		805,702
CHINA — 31.3%
3SBio, Inc. (c)(d)	7,390	9,363
51job, Inc. ADR (c)	356	25,557
58.com, Inc. ADR (c)	182	9,817
AAC Technologies Holdings, Inc. (b)	8,500	52,149
Agile Group Holdings, Ltd.	44,000	51,775
Agricultural Bank of China, Ltd. Class A	467,400	223,524
Agricultural Bank of China, Ltd. Class H	1,813,000	729,836
Aier Eye Hospital Group Co., Ltd. Class A	17,030	104,694
Air China, Ltd. Class H	52,000	30,997
AK Medical Holdings, Ltd. (d)	24,000	76,331
Alibaba Group Holding, Ltd. ADR (c)	6,867	1,481,212
Aluminum Corp. of China, Ltd. Class H (c)	132,000	24,695
Anhui Conch Cement Co., Ltd. Class A	30,000	224,584
Anhui Conch Cement Co., Ltd. Class H	77,500	521,970
Anhui Gujing Distillery Co., Ltd. Class A	1,800	38,263
Anhui Gujing Distillery Co., Ltd. Class B	5,800	62,322
Anhui Kouzi Distillery Co., Ltd. Class A	2,600	18,725
ANTA Sports Products, Ltd.	108,000	953,132
Autobio Diagnostics Co., Ltd. Class A	1,500	34,475
Autohome, Inc. ADR	4,335	327,293
AVIC Jonhon Optronic Technology Co., Ltd. Class A	10,200	59,185
AviChina Industry & Technology Co., Ltd. Class H	58,000	26,267
BAIC Motor Corp., Ltd. Class H (d)	41,500	17,938
Baidu, Inc. ADR (c)	2,634	315,790
Bank of Beijing Co., Ltd. Class A	162,800	112,868
Bank of Chengdu Co., Ltd. Class A	18,400	20,723
Bank of China, Ltd. Class A	567,400	279,375
Bank of China, Ltd. Class H	3,451,071	1,277,935
Security Description	Shares	Value
Bank of Communications Co., Ltd. Class A	315,600	$229,073
Bank of Communications Co., Ltd. Class H	410,000	252,863
Bank of Hangzhou Co., Ltd. Class A	74,900	94,529
Bank of Jiangsu Co., Ltd. Class A	180,700	144,964
Bank of Nanjing Co., Ltd. Class A	32,000	33,187
Bank of Ningbo Co., Ltd. Class A	20,800	77,311
Bank of Shanghai Co., Ltd. Class A	169,770	199,369
Baoshan Iron & Steel Co., Ltd. Class A	31,800	20,517
Beijing Capital International Airport Co., Ltd. Class H	160,000	100,123
Beijing Enterprises Holdings, Ltd.	17,000	56,810
Beijing Enterprises Water Group, Ltd.	96,000	37,407
Beijing Sinnet Technology Co., Ltd. Class A	19,000	70,083
Beijing Tiantan Biological Products Corp., Ltd. Class A	13,700	87,867
BOE Technology Group Co., Ltd. Class A	76,200	50,349
Brilliance China Automotive Holdings, Ltd.	212,000	189,832
BYD Co., Ltd. Class H (b)	9,000	69,499
BYD Electronic International Co., Ltd. (b)	11,000	25,178
CGN Power Co., Ltd. Class H (d)	873,100	180,242
Changchun High & New Technology Industry Group, Inc. Class A	1,400	86,225
Chaozhou Three-Circle Group Co., Ltd. Class A	6,700	26,259
China Aoyuan Group, Ltd.	20,000	24,179
China Cinda Asset Management Co., Ltd. Class H	200,548	39,331
China CITIC Bank Corp., Ltd. Class A	21,400	15,593
China CITIC Bank Corp., Ltd. Class H	540,000	235,496
China Common Rich Renewable Energy Investment, Ltd. (c)(f)	598,000	—
China Communications Construction Co., Ltd. Class H	174,000	98,108
China Communications Services Corp., Ltd. Class H	50,000	31,095
China Conch Venture Holdings, Ltd.	115,500	487,307
China Construction Bank Corp. Class A	34,600	30,890
China Construction Bank Corp. Class H	2,418,394	1,956,445
China Eastern Airlines Corp., Ltd. Class H (c)	42,000	14,957
China Everbright Bank Co., Ltd. Class A	60,300	30,544

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
China Everbright Bank Co., Ltd. Class H	291,274	$109,362
China Everbright International, Ltd.	57,888	30,548
China Evergrande Group (b)	23,625	60,964
China Feihe, Ltd. (d)	60,000	120,148
China Galaxy Securities Co., Ltd. Class H	73,334	39,645
China Hongqiao Group, Ltd.	49,000	21,748
China Huarong Asset Management Co., Ltd. Class H (d)	299,200	30,111
China International Capital Corp., Ltd. Class H (b)(c)(d)	12,800	25,136
China Jinmao Holdings Group, Ltd.	94,000	66,099
China Life Insurance Co., Ltd. Class H	87,000	175,112
China Longyuan Power Group Corp., Ltd. Class H	42,000	23,573
China Medical System Holdings, Ltd.	82,733	97,459
China Mengniu Dairy Co., Ltd.	61,000	232,967
China Merchants Bank Co., Ltd. Class A	12,291	58,640
China Merchants Bank Co., Ltd. Class H	43,000	197,789
China Merchants Port Holdings Co., Ltd.	59,812	70,690
China Minsheng Banking Corp., Ltd. Class A	285,200	228,798
China Minsheng Banking Corp., Ltd. Class H	237,960	163,339
China Molybdenum Co., Ltd. Class H	60,000	19,586
China National Building Material Co., Ltd. Class H	138,000	146,895
China National Medicines Corp., Ltd. Class A	11,500	66,175
China National Nuclear Power Co., Ltd. Class A	68,000	39,351
China Oilfield Services, Ltd. Class H	28,000	25,144
China Overseas Land & Investment, Ltd.	83,000	251,127
China Overseas Property Holdings, Ltd.	70,000	74,060
China Pacific Insurance Group Co., Ltd. Class A	11,500	44,339
China Pacific Insurance Group Co., Ltd. Class H	35,000	93,478
China Petroleum & Chemical Corp. Class A	115,900	64,118
China Petroleum & Chemical Corp. Class H	1,306,395	544,440
China Power International Development, Ltd.	116,000	21,253
China Railway Construction Corp., Ltd. Class A	9,500	11,264
Security Description	Shares	Value
China Railway Construction Corp., Ltd. Class H	73,500	$57,753
China Railway Group, Ltd. Class A	63,300	44,960
China Railway Group, Ltd. Class H	120,000	61,622
China Railway Signal & Communication Corp., Ltd. Class H (d)	307,000	131,903
China Reinsurance Group Corp. Class H	1,319,000	134,445
China Resources Beer Holdings Co., Ltd.	66,092	368,388
China Resources Gas Group, Ltd.	94,000	457,844
China Resources Pharmaceutical Group, Ltd. (d)	122,500	70,651
China Resources Power Holdings Co., Ltd.	122,267	143,715
China Shenhua Energy Co., Ltd. Class A	44,000	89,398
China Shenhua Energy Co., Ltd. Class H	56,500	88,354
China South Publishing & Media Group Co., Ltd. Class A	31,300	46,854
China Southern Airlines Co., Ltd. Class H (b)(c)	58,000	25,668
China State Construction Engineering Corp., Ltd. Class A	59,600	40,224
China Taiping Insurance Holdings Co., Ltd.	30,410	48,732
China Telecom Corp., Ltd. Class H	1,406,000	393,657
China Tourism Group Duty Free Corp., Ltd. Class A	19,800	431,509
China Tower Corp., Ltd. Class H (d)	1,008,000	178,178
China Unicom Hong Kong, Ltd.	178,000	96,229
China United Network Communications, Ltd. Class A	19,300	13,217
China Vanke Co., Ltd. Class A	5,600	20,712
China Vanke Co., Ltd. Class H	13,092	41,385
China Yangtze Power Co., Ltd. Class A	228,800	613,133
Chongqing Rural Commercial Bank Co., Ltd. Class H	80,000	31,482
CIFI Holdings Group Co., Ltd.	69,288	53,997
CITIC Securities Co., Ltd. Class H	30,000	56,745
CITIC, Ltd.	297,000	278,972
CNOOC, Ltd.	268,000	298,068
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	78,000	34,821
COSCO SHIPPING Holdings Co., Ltd. Class H (c)	30,500	8,776
COSCO SHIPPING Ports, Ltd.	222,592	119,475

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Country Garden Holdings Co., Ltd.	135,171	$166,033
Country Garden Services Holdings Co., Ltd.	102,000	473,779
CRRC Corp., Ltd. Class H	188,000	79,319
CSPC Pharmaceutical Group, Ltd.	374,400	707,213
Dali Foods Group Co., Ltd. (d)	211,000	127,954
Daqin Railway Co., Ltd. Class A	214,600	213,757
Dongfeng Motor Group Co., Ltd. Class H	212,000	126,646
ENN Energy Holdings, Ltd.	13,400	150,763
Far East Horizon, Ltd.	39,000	33,110
Fiberhome Telecommunication Technologies Co., Ltd. Class A	11,700	47,858
Focus Media Information Technology Co., Ltd. Class A	72,500	57,136
Foshan Haitian Flavouring & Food Co., Ltd. Class A	13,880	244,303
Fosun International, Ltd.	40,500	51,523
Foxconn Industrial Internet Co., Ltd. Class A	18,400	39,441
Fuyao Glass Industry Group Co., Ltd. Class A	19,000	56,104
Fuyao Glass Industry Group Co., Ltd. Class H (d)	42,400	100,988
G-bits Network Technology Xiamen Co., Ltd. Class A	500	38,839
GCL System Integration Technology Co., Ltd. Class A (c)	47,400	17,504
GD Power Development Co., Ltd. Class A	303,700	79,494
Geely Automobile Holdings, Ltd.	84,000	132,225
GF Securities Co., Ltd. Class H	21,200	22,703
Giant Network Group Co., Ltd. Class A	20,200	49,730
Glodon Co., Ltd. Class A	10,500	103,548
GOME Retail Holdings, Ltd. (b)(c)	1,586,000	263,977
Great Wall Motor Co., Ltd. Class H	90,000	56,203
Gree Electric Appliances, Inc. of Zhuhai Class A	14,400	115,257
Greentown Service Group Co., Ltd.	36,000	42,408
Guangdong Haid Group Co., Ltd. Class A	21,000	141,401
Guangzhou Automobile Group Co., Ltd. Class H	85,200	61,450
Guangzhou R&F Properties Co., Ltd. Class H	17,600	20,483
Guotai Junan Securities Co., Ltd. Class H (d)	10,600	14,661
Haidilao International Holding, Ltd. (b)(d)	38,000	160,326
Haitian International Holdings, Ltd.	23,000	46,710
Security Description	Shares	Value
Haitong Securities Co., Ltd. Class H	47,600	$38,446
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	56,807	243,938
Hansoh Pharmaceutical Group Co., Ltd. (c)(d)	42,000	197,795
Henan Shuanghui Investment & Development Co., Ltd. Class A	31,800	207,373
Hengan International Group Co., Ltd.	28,874	226,136
Hengtong Optic-electric Co., Ltd. Class A	8,600	19,968
Hesteel Co., Ltd. Class A	76,011	21,939
Hithink RoyalFlush Information Network Co., Ltd. Class A	1,900	35,775
Huadian Power International Corp., Ltd. Class A	44,500	21,533
Huadong Medicine Co., Ltd. Class A	5,760	20,619
Hualan Biological Engineering, Inc. Class A	15,940	113,014
Huaneng Power International, Inc. Class A	30,700	18,330
Huaneng Power International, Inc. Class H	454,000	170,460
Huatai Securities Co., Ltd. Class H (d)	13,843	22,040
Huaxia Bank Co., Ltd. Class A	117,500	101,744
Huayu Automotive Systems Co., Ltd. Class A	5,400	15,884
Huazhu Group, Ltd. ADR (b)	232	8,132
Hubei Energy Group Co., Ltd. Class A	42,100	20,967
Industrial & Commercial Bank of China, Ltd. Class A	106,000	74,689
Industrial & Commercial Bank of China, Ltd. Class H	2,331,448	1,413,828
Industrial Bank Co., Ltd. Class A	98,800	220,588
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	117,700	17,985
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	30,100	132,576
Inner Mongolia Yitai Coal Co., Ltd. Class B	176,200	114,178
Jafron Biomedical Co., Ltd. Class A	3,990	39,235
JD.com, Inc. ADR (c)	8,750	526,575
Jiangsu Expressway Co., Ltd. Class H	230,000	269,455
Jiangsu Hengrui Medicine Co., Ltd. Class A	30,552	398,988
Jiangsu King's Luck Brewery JSC, Ltd. Class A	4,800	27,023
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	6,200	92,231
Jiangxi Copper Co., Ltd. Class H	58,000	58,446
Jinyu Bio-Technology Co., Ltd. Class A	14,500	57,116

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Jointown Pharmaceutical Group Co., Ltd. Class A	21,800	$57,432
JOYY, Inc. ADR (c)	286	25,325
Juewei Food Co., Ltd. Class A	3,100	31,027
Kaisa Group Holdings, Ltd.	59,000	22,228
Kingdee International Software Group Co., Ltd.	26,000	60,451
Kingsoft Corp., Ltd.	7,000	32,559
Kunlun Energy Co., Ltd.	154,000	99,747
Kweichow Moutai Co., Ltd. Class A	6,400	1,324,669
KWG Group Holdings, Ltd.	27,500	46,197
Laobaixing Pharmacy Chain JSC Class A	4,100	58,033
Legend Holdings Corp. Class H (d)	12,000	14,012
Lenovo Group, Ltd.	524,915	290,549
Li Ning Co., Ltd.	12,500	39,675
Logan Group Co., Ltd.	16,000	28,324
Longfor Group Holdings, Ltd. (d)	29,000	137,882
Luxshare Precision Industry Co., Ltd. Class A	26,389	191,727
Luye Pharma Group, Ltd. (b)(d)	22,500	13,761
Luzhou Laojiao Co., Ltd. Class A	6,400	82,511
Maanshan Iron & Steel Co., Ltd. Class A	51,300	18,727
Meituan Dianping Class B (c)	24,400	541,176
Metallurgical Corp. of China, Ltd. Class A	51,100	18,147
Momo, Inc. ADR	548	9,579
NanJi E-Commerce Co., Ltd. Class A	15,300	45,828
NetEase, Inc. ADR	659	282,961
New China Life Insurance Co., Ltd. Class H	9,200	30,803
New Oriental Education & Technology Group, Inc. ADR (c)	11,241	1,463,915
Noah Holdings, Ltd. ADR (b)(c)	740	18,848
Offshore Oil Engineering Co., Ltd. Class A	30,500	19,635
Oppein Home Group, Inc. Class A	1,200	19,678
Ovctek China, Inc. Class A	4,200	41,205
People's Insurance Co. Group of China, Ltd. Class H	238,000	69,400
Perfect World Co., Ltd. Class A	6,100	49,748
PetroChina Co., Ltd. Class A	124,500	73,808
PetroChina Co., Ltd. Class H	1,190,000	394,596
PICC Property & Casualty Co., Ltd. Class H	100,270	82,669
Pinduoduo, Inc. ADR (c)	2,648	227,304
Ping An Bank Co., Ltd. Class A	8,100	14,669
Ping An Insurance Group Co. of China, Ltd. Class A	7,100	71,726
Ping An Insurance Group Co. of China, Ltd. Class H	45,500	454,974
Poly Developments and Holdings Group Co., Ltd. Class A	8,000	16,730
Security Description	Shares	Value
Postal Savings Bank of China Co., Ltd. Class H (d)	685,000	$393,300
Power Construction Corp. of China, Ltd. Class A	50,000	24,477
SAIC Motor Corp., Ltd. Class A	19,500	46,876
Sanan Optoelectronics Co., Ltd. Class A	7,600	26,883
Sangfor Technologies, Inc. Class A	1,700	49,539
SDIC Power Holdings Co., Ltd. Class A	83,800	93,193
Seazen Group, Ltd.	28,000	24,313
Semiconductor Manufacturing International Corp. (b)(c)	29,700	103,465
Shaanxi Coal Industry Co., Ltd. Class A	16,600	16,934
Shandong Gold Mining Co., Ltd. Class A	33,480	173,469
Shandong Nanshan Aluminum Co., Ltd. Class A	63,200	18,152
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	60,000	133,463
Shanghai Construction Group Co., Ltd. Class A	85,100	36,965
Shanghai Electric Group Co., Ltd. Class H (c)	104,000	29,521
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	6,000	20,050
Shanghai Jahwa United Co., Ltd. Class A	11,300	76,583
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	239,652	185,730
Shanghai M&G Stationery, Inc. Class A	11,500	88,840
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	60,400	101,466
Shanghai Pudong Development Bank Co., Ltd. Class A	146,724	219,637
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	4,500	92,321
Shenergy Co., Ltd. Class A	31,600	26,424
Shennan Circuits Co., Ltd. Class A	1,680	39,819
Shenzhen Airport Co., Ltd. Class A	21,700	23,518
Shenzhen Energy Group Co., Ltd. Class A	26,040	17,095
Shenzhen Expressway Co., Ltd. Class H	90,000	91,040
Shenzhen Goodix Technology Co., Ltd. Class A	1,700	53,614
Shenzhen Inovance Technology Co., Ltd. Class A	6,300	33,863
Shenzhen Investment, Ltd.	92,046	29,097
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	5,100	220,589

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Shenzhou International Group Holdings, Ltd.	83,700	$1,008,661
Shui On Land, Ltd.	49,500	8,303
Sichuan Chuantou Energy Co., Ltd. Class A	54,399	71,349
Sichuan Swellfun Co., Ltd. Class A	2,400	21,196
SINA Corp. (c)	741	26,609
Sino-Ocean Group Holding, Ltd.	58,000	13,919
Sinopec Engineering Group Co., Ltd. Class H	30,000	12,773
Sinopec Shanghai Petrochemical Co., Ltd. Class A	78,816	38,807
Sinopec Shanghai Petrochemical Co., Ltd. Class H	298,000	71,516
Sinopharm Group Co., Ltd. Class H	49,600	126,969
Sinotruk Hong Kong, Ltd.	16,500	42,685
SOHO China, Ltd. (c)	22,000	7,721
Songcheng Performance Development Co., Ltd. Class A	29,340	71,817
Sunac China Holdings, Ltd.	32,697	136,898
Suning.com Co., Ltd. Class A	54,100	67,130
Sunny Optical Technology Group Co., Ltd.	53,093	849,439
TAL Education Group ADR (c)	3,400	232,492
Tencent Holdings, Ltd.	63,978	4,115,817
Tencent Music Entertainment Group ADR (c)	1,070	14,402
Tingyi Cayman Islands Holding Corp.	18,000	27,916
Toly Bread Co., Ltd. Class A	3,000	21,601
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	6,500	16,030
Tongling Nonferrous Metals Group Co., Ltd. Class A	136,000	37,138
Topchoice Medical Corp. Class A (c)	5,700	134,497
TravelSky Technology, Ltd. Class H	37,000	65,116
Trip.com Group, Ltd. ADR (c)	3,109	80,585
Tsingtao Brewery Co., Ltd. Class H	4,000	29,676
Uni-President China Holdings, Ltd.	28,000	27,890
Vipshop Holdings, Ltd. ADR (c)	4,527	90,133
Visionox Technology, Inc. Class A (c)	8,000	16,164
Want Want China Holdings, Ltd.	344,000	259,649
Weibo Corp. ADR (b)(c)	3,716	124,858
Weichai Power Co., Ltd. Class H	61,000	113,650
Wens Foodstuffs Group Co., Ltd. Class A	34,680	106,968
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	11,600	76,811
Wuliangye Yibin Co., Ltd. Class A	15,600	377,698
Security Description	Shares	Value
WuXi AppTec Co., Ltd. Class A	1,869	$25,545
Xiaomi Corp. Class B (c)(d)	129,400	214,374
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	11,800	10,109
Xinyi Solar Holdings, Ltd.	27,184	25,744
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	5,500	24,124
Yanzhou Coal Mining Co., Ltd. Class H	76,000	56,776
Yealink Network Technology Corp., Ltd. Class A	3,750	36,217
Yihai International Holding, Ltd.	39,000	399,790
Yonghui Superstores Co., Ltd. Class A	17,500	23,225
Yum China Holdings, Inc.	35,967	1,728,934
Yunnan Baiyao Group Co., Ltd. Class A	6,500	86,274
Yuzhou Properties Co., Ltd.	42,574	18,402
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	1,900	45,768
Zhaojin Mining Industry Co., Ltd. Class H	226,500	264,478
Zhejiang Dahua Technology Co., Ltd. Class A	5,100	13,862
Zhejiang Expressway Co., Ltd. Class H	48,000	33,939
Zhejiang Supor Co., Ltd. Class A	6,100	61,278
Zhejiang Weixing New Building Materials Co., Ltd. Class A	10,500	17,278
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	2,600	22,900
Zhongjin Gold Corp., Ltd. Class A	54,000	69,833
Zhongsheng Group Holdings, Ltd.	9,500	52,584
Zhuzhou CRRC Times Electric Co., Ltd. Class H	8,100	20,589
Zijin Mining Group Co., Ltd. Class A	132,800	82,674
Zijin Mining Group Co., Ltd. Class H	110,000	51,236
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	44,047	40,073
ZTE Corp. Class H	30,880	94,428
ZTO Express Cayman, Inc. ADR	7,332	269,158
		50,077,450
COLOMBIA — 0.1%
Bancolombia SA ADR	892	23,469
Bancolombia SA	2,352	15,096
Bancolombia SA Preference Shares	1,395	9,215
Ecopetrol SA ADR (b)	1,018	11,330
Ecopetrol SA	21,220	11,775
Grupo de Inversiones Suramericana SA	2,784	13,878

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Interconexion Electrica SA ESP	4,516	$22,705
		107,468
CZECH REPUBLIC — 0.2%
CEZ A/S (b)	3,219	68,664
Komercni banka A/S (c)	4,690	108,940
Moneta Money Bank A/S (d)	38,008	85,722
		263,326
EGYPT — 0.5%
Commercial International Bank Egypt SAE GDR	166,081	641,073
Eastern Co SAE	81,089	64,057
ElSewedy Electric Co.	60,038	24,662
		729,792
GREECE — 0.2%
FF Group (c)(f)	491	265
Hellenic Telecommunications Organization SA	7,677	103,555
JUMBO SA	3,250	58,404
Motor Oil Hellas Corinth Refineries SA	3,910	54,147
OPAP SA	14,843	140,786
		357,157
HONG KONG — 2.1%
Alibaba Pictures Group, Ltd. (c)	30,000	3,987
China Everbright, Ltd.	30,000	43,430
China Gas Holdings, Ltd.	35,200	108,546
China Huishan Dairy Holdings Co., Ltd. (c)(f)	1,072,393	—
China Mobile, Ltd.	176,497	1,191,001
China Resources Cement Holdings, Ltd.	50,000	61,222
China Resources Land, Ltd.	52,444	198,599
China State Construction International Holdings, Ltd.	50,000	29,160
China Traditional Chinese Medicine Holdings Co., Ltd.	36,000	17,372
Guangdong Investment, Ltd.	402,000	689,844
Haier Electronics Group Co., Ltd.	112,000	338,871
Hutchison China MediTech, Ltd. ADR (c)	638	17,596
Kingboard Holdings, Ltd.	23,500	60,945
Kingboard Laminates Holdings, Ltd.	20,500	20,605
Lee & Man Paper Manufacturing, Ltd.	96,000	51,527
Nine Dragons Paper Holdings, Ltd.	59,000	53,363
Shanghai Industrial Holdings, Ltd.	30,000	46,139
Shenzhen International Holdings, Ltd.	29,930	47,654
Shimao Group Holdings, Ltd.	28,500	120,612
Sino Biopharmaceutical, Ltd.	36,000	67,815
SSY Group, Ltd.	126,000	86,000
Sun Art Retail Group, Ltd.	79,832	136,376
Security Description	Shares	Value
Yuexiu Property Co., Ltd.	134,000	$23,859
		3,414,523
HUNGARY — 0.4%
MOL Hungarian Oil & Gas PLC (c)	22,087	130,040
OTP Bank Nyrt (c)	4,911	171,493
Richter Gedeon Nyrt	13,383	276,501
		578,034
INDIA — 13.0%
Adani Ports & Special Economic Zone, Ltd.	2,832	12,899
Ambuja Cements, Ltd.	2,029	5,203
Asian Paints, Ltd.	38,047	850,321
Aurobindo Pharma, Ltd.	4,362	44,583
Avenue Supermarts, Ltd. (c)(d)	9,135	280,346
Axis Bank, Ltd.	17,952	96,686
Bajaj Auto, Ltd.	7,917	296,328
Bajaj Finance, Ltd.	2,662	99,811
Bajaj Finserv, Ltd.	1,259	97,466
Berger Paints India, Ltd.	13,750	89,944
Bharat Forge, Ltd.	494	2,089
Bharat Petroleum Corp., Ltd.	16,941	83,915
Bharti Airtel, Ltd. (c)	11,675	86,569
Bharti Infratel, Ltd.	38,344	112,487
Bosch, Ltd.	429	64,876
Britannia Industries, Ltd.	9,504	453,627
Cipla, Ltd.	6,895	58,468
Coal India, Ltd.	113,695	200,048
Colgate-Palmolive India, Ltd.	8,116	151,208
Container Corp. Of India, Ltd.	325	1,799
Dabur India, Ltd.	92,166	568,776
Divi's Laboratories, Ltd.	5,318	160,511
Dr Reddy's Laboratories, Ltd. ADR	970	51,420
Dr Reddy's Laboratories, Ltd.	318	16,615
Eicher Motors, Ltd.	1,469	356,712
GAIL India, Ltd. GDR	3,004	23,852
Godrej Consumer Products, Ltd.	28,768	263,205
Grasim Industries, Ltd.	2,905	23,843
Havells India, Ltd.	12,117	92,999
HCL Technologies, Ltd.	127,828	942,748
HDFC Asset Management Co., Ltd. (d)	3,519	115,741
HDFC Life Insurance Co., Ltd. (c)(d)	46,521	338,262
Hero MotoCorp, Ltd.	7,356	248,138
Hindalco Industries, Ltd.	21,087	40,831
Hindustan Petroleum Corp., Ltd.	36,585	105,025
Hindustan Unilever, Ltd.	83,187	2,401,836
Housing Development Finance Corp., Ltd.	14,702	341,663
ICICI Bank, Ltd. ADR	15,165	140,883
ICICI Bank, Ltd.	923	4,296
ICICI Lombard General Insurance Co., Ltd. (d)	11,442	191,943

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Indian Oil Corp., Ltd.	58,431	$66,051
Indraprastha Gas, Ltd. (c)	10,254	60,068
Infosys, Ltd. ADR	204,476	1,975,238
Infosys, Ltd.	114,857	1,119,534
InterGlobe Aviation, Ltd. (d)	2,787	36,501
ITC, Ltd.	276,108	711,811
JSW Steel, Ltd.	7,111	17,833
Jubilant Foodworks, Ltd.	4,191	95,875
Larsen & Toubro, Ltd. GDR	2,209	27,480
Larsen & Toubro, Ltd.	189	2,362
LIC Housing Finance, Ltd.	4,269	14,986
Lupin, Ltd.	4,512	54,488
Mahindra & Mahindra, Ltd. GDR	6,656	44,063
Mahindra & Mahindra, Ltd.	240	1,623
Marico, Ltd.	83,874	390,911
Maruti Suzuki India, Ltd.	1,693	130,911
Motherson Sumi Systems, Ltd.	4,019	5,038
Nestle India, Ltd.	2,431	552,967
NTPC, Ltd.	25,131	31,886
Oil & Natural Gas Corp., Ltd.	90,694	97,716
Page Industries, Ltd.	898	236,853
Petronet LNG, Ltd.	82,167	280,823
Pidilite Industries, Ltd.	11,127	202,207
Piramal Enterprises, Ltd.	615	11,109
Power Grid Corp. of India, Ltd.	48,484	112,278
REC, Ltd.	16,106	23,059
Reliance Industries, Ltd. GDR (d)	8,264	381,797
Reliance Industries, Ltd.	7,289	164,511
SBI Life Insurance Co., Ltd. (c)(d)	1,349	14,409
Shree Cement, Ltd.	37	11,296
Shriram Transport Finance Co., Ltd.	815	7,444
State Bank of India GDR (c)	1,617	38,080
Sun Pharmaceutical Industries, Ltd.	15,414	96,552
Tata Consultancy Services, Ltd.	91,385	2,520,104
Tata Motors, Ltd. ADR (b)(c)	13,376	87,880
Tata Motors, Ltd. (c)	11,746	15,285
Tata Steel, Ltd.	232	1,004
Tata Steel, Ltd. GDR	10,914	45,948
Tech Mahindra, Ltd.	54,529	392,445
Titan Co., Ltd.	29,421	370,121
UltraTech Cement, Ltd.	460	23,721
United Spirits, Ltd. (c)	7,562	59,321
UPL, Ltd.	8,297	46,725
Vedanta, Ltd.	49,264	69,423
Wipro, Ltd. ADR	15,336	50,762
Wipro, Ltd.	154,708	450,065
Zee Entertainment Enterprises, Ltd.	61,107	138,475
		20,807,011
INDONESIA — 2.6%
Ace Hardware Indonesia Tbk PT (c)	209,800	22,177
Adaro Energy Tbk PT	323,300	22,519
Astra International Tbk PT	185,000	62,163
Security Description	Shares	Value
Bank Central Asia Tbk PT	804,725	$1,604,098
Bank Mandiri Persero Tbk PT	173,100	59,982
Bank Negara Indonesia Persero Tbk PT	106,000	33,985
Bank Rakyat Indonesia Persero Tbk PT	587,500	124,615
Charoen Pokphand Indonesia Tbk PT	507,800	198,179
Gudang Garam Tbk PT	41,200	136,060
Hanjaya Mandala Sampoerna Tbk PT	1,015,900	116,987
Indah Kiat Pulp & Paper Corp. Tbk PT	65,500	27,397
Indocement Tunggal Prakarsa Tbk PT	15,900	13,134
Indofood CBP Sukses Makmur Tbk PT	206,600	135,226
Indofood Sukses Makmur Tbk PT	97,200	44,398
Kalbe Farma Tbk PT	1,312,200	134,114
Perusahaan Gas Negara Tbk PT	185,500	14,739
Semen Indonesia Persero Tbk PT	32,700	22,033
Telekomunikasi Indonesia Persero Tbk PT	3,970,775	847,803
Unilever Indonesia Tbk PT	638,600	353,163
United Tractors Tbk PT	116,500	134,972
		4,107,744
LUXEMBOURG — 0.0% (a)
Reinet Investments SCA	2,945	51,624
MALAYSIA — 2.7%
AMMB Holdings Bhd	51,500	37,378
Axiata Group Bhd	22,004	18,230
Carlsberg Brewery Malaysia Bhd Class B	4,100	23,710
CIMB Group Holdings Bhd	88,635	73,638
Dialog Group Bhd	5,500	4,634
DiGi.Com Bhd	63,100	63,468
Fraser & Neave Holdings Bhd	18,200	137,955
Gamuda Bhd	19,343	16,431
Genting Bhd	37,300	35,690
Genting Malaysia Bhd	34,900	20,606
Genting Plantations Bhd	800	1,835
HAP Seng Consolidated Bhd	91,300	187,501
Hartalega Holdings Bhd	96,400	292,462
Hong Leong Bank Bhd	71,220	234,020
Hong Leong Financial Group Bhd	7,900	24,152
IHH Healthcare Bhd	197,800	253,886
IJM Corp. Bhd	55,600	23,486
IOI Corp. Bhd	37,500	37,981
Kuala Lumpur Kepong Bhd	34,276	177,579
Malayan Banking Bhd	355,630	623,286
Malaysia Airports Holdings Bhd	8,200	10,429
Maxis Bhd	133,500	167,303
MISC Bhd	18,300	32,714
Nestle Malaysia Bhd	4,800	156,714
Petronas Chemicals Group Bhd	110,400	159,739
Petronas Dagangan Bhd	19,000	91,342

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Petronas Gas Bhd	6,200	$24,424
PPB Group Bhd	43,960	182,406
Public Bank Bhd	169,911	654,266
RHB Bank Bhd	23,438	26,200
Sime Darby Bhd	41,227	20,686
Sime Darby Plantation Bhd	20,527	23,569
Telekom Malaysia Bhd	21,085	20,421
Tenaga Nasional Bhd	99,300	269,280
Westports Holdings Bhd	115,638	102,549
YTL Corp. Bhd	115,638	22,399
		4,252,369
MEXICO — 1.6%
Alfa SAB de CV Class A	67,212	37,668
America Movil SAB de CV Series L	331,136	211,376
Arca Continental SAB de CV	34,506	150,451
Cemex SAB de CV Series CPO	318,567	89,337
Coca-Cola Femsa SAB de CV	12,272	53,439
Fibra Uno Administracion SA de CV REIT	50,692	40,037
Fomento Economico Mexicano SAB de CV	11,362	70,064
Gruma SAB de CV Class B	11,247	120,735
Grupo Aeroportuario del Pacifico SAB de CV Class B	23,525	168,260
Grupo Aeroportuario del Sureste SAB de CV Class B	4,463	49,571
Grupo Bimbo SAB de CV Class A	17,517	29,163
Grupo Carso SAB de CV Series A1	3,295	6,391
Grupo Financiero Banorte SAB de CV Series O	35,169	121,334
Grupo Financiero Inbursa SAB de CV Series O	33,937	23,426
Grupo Mexico SAB de CV Class B	37,336	86,331
Grupo Televisa SAB Series CPO (c)	31,689	33,092
Industrias Penoles SAB de CV	2,091	21,234
Infraestructura Energetica Nova SAB de CV	16,132	46,308
Kimberly-Clark de Mexico SAB de CV Class A	7,247	11,253
Megacable Holdings SAB de CV	2,534	7,377
Orbia Advance Corp. SAB de CV	8,005	11,772
Promotora y Operadora de Infraestructura SAB de CV (c)	778	5,574
Wal-Mart de Mexico SAB de CV	490,265	1,170,126
		2,564,319
PAKISTAN — 0.0% (a)
Habib Bank, Ltd.	33,894	19,555
MCB Bank, Ltd.	45,327	43,753
Oil & Gas Development Co., Ltd.	5,242	3,403
		66,711
Security Description	Shares	Value
PERU — 0.4%
Cia de Minas Buenaventura SAA ADR	5,300	$48,442
Credicorp, Ltd.	3,529	471,721
Southern Copper Corp.	1,198	47,645
		567,808
PHILIPPINES — 1.0%
Aboitiz Equity Ventures, Inc.	56,440	51,541
Aboitiz Power Corp.	289,600	156,933
Altus San Nicolas Corp. (c)	267	223
Ayala Corp.	1,830	28,538
Ayala Land, Inc.	21,900	14,856
Bank of the Philippine Islands	186,519	269,531
BDO Unibank, Inc.	169,662	333,706
Globe Telecom, Inc.	1,940	80,598
GT Capital Holdings, Inc.	1,767	16,108
International Container Terminal Services, Inc.	56,760	116,767
JG Summit Holdings, Inc.	29,160	37,953
Jollibee Foods Corp.	11,420	32,088
Manila Electric Co.	37,650	202,513
Megaworld Corp.	129,000	7,897
Metro Pacific Investments Corp.	256,200	19,025
Metropolitan Bank & Trust Co.	96,426	71,606
PLDT, Inc.	1,341	33,643
Robinsons Land Corp.	12,863	4,513
SM Investments Corp.	2,635	49,659
SM Prime Holdings, Inc.	46,600	29,788
Universal Robina Corp.	39,450	102,930
		1,660,416
POLAND — 0.5%
Bank Polska Kasa Opieki SA	5,281	71,879
CD Projekt SA (c)	37	3,694
Cyfrowy Polsat SA	12,324	81,939
Dino Polska SA (c)(d)	2,999	152,086
Grupa Lotos SA	1,314	19,931
KGHM Polska Miedz SA (c)	1,887	43,363
LPP SA (c)	11	16,713
mBank SA (c)	269	15,641
Orange Polska SA (c)	14,360	22,598
PGE Polska Grupa Energetyczna SA (c)	31,232	54,274
Polski Koncern Naftowy ORLEN SA	7,562	119,710
Polskie Gornictwo Naftowe i Gazownictwo SA	23,505	27,007
Powszechna Kasa Oszczednosci Bank Polski SA	15,844	91,804
Powszechny Zaklad Ubezpieczen SA	6,154	45,008
Santander Bank Polska SA (c)	428	18,978
		784,625
QATAR — 1.2%
Barwa Real Estate Co.	204,157	171,019
Commercial Bank PQSC	72,301	75,458

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Industries Qatar QSC	13,198	$27,897
Masraf Al Rayan QSC	367,577	385,648
Mesaieed Petrochemical Holding Co.	23,242	12,894
Ooredoo QSC	21,894	39,236
Qatar Electricity & Water Co. QSC	65,424	283,905
Qatar Fuel QSC	10,904	48,246
Qatar Islamic Bank SAQ	72,359	313,006
Qatar National Bank QPSC	111,930	534,596
		1,891,905
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	3,174	16,214
RUSSIA — 3.2%
Alrosa PJSC	186,814	169,656
Gazprom PJSC ADR	162,081	874,589
Inter RAO UES PJSC	1,126,574	77,061
LUKOIL PJSC ADR	8,259	613,313
Magnit PJSC GDR	7,070	91,839
Magnitogorsk Iron & Steel Works PJSC	30,970	16,162
MMC Norilsk Nickel PJSC ADR	4,484	117,436
Mobile TeleSystems PJSC ADR	6,670	61,297
Moscow Exchange MICEX	12,220	19,455
Novatek PJSC GDR	934	132,815
Novolipetsk Steel PJSC GDR	8,441	167,807
Novolipetsk Steel PJSC	17,886	35,499
PhosAgro PJSC GDR	1,515	18,695
Polymetal International PLC	19,368	386,607
Polyus PJSC	235	39,687
Rosneft Oil Co. PJSC GDR	29,444	148,045
Rosneft Oil Co. PJSC	13,257	67,258
Sberbank of Russia PJSC ADR (e)	42,651	485,368
Sberbank of Russia PJSC ADR (b)(e)	6,842	77,588
Severstal PAO GDR	16,195	195,960
Surgutneftegas PJSC ADR (e)	16,628	81,311
Surgutneftegas PJSC ADR (e)	25,880	138,199
Tatneft PJSC ADR (c)(e)	18,936	884,690
Tatneft PJSC ADR (b)(c)(e)	1,551	73,040
VTB Bank PJSC GDR	21,628	20,298
VTB Bank PJSC	41,666,847	20,583
X5 Retail Group NV GDR	2,321	82,163
		5,096,421
SAUDI ARABIA — 4.0%
Abdullah Al Othaim Markets Co.	5,457	162,648
Advanced Petrochemical Co.	6,440	91,338
Al Rajhi Bank	98,955	1,493,163
Alinma Bank (c)	83,365	323,148
Almarai Co. JSC	2,162	29,856
Arab National Bank	8,567	43,394
Bank AlBilad	16,621	98,016
Bank Al-Jazira	19,835	59,753
Banque Saudi Fransi	7,697	58,584
Security Description	Shares	Value
Bupa Arabia for Cooperative Insurance Co.	8,612	$250,715
Co. for Cooperative Insurance (c)	6,844	129,728
Dar Al Arkan Real Estate Development Co. (c)	3,892	7,367
Emaar Economic City (c)	12,719	23,058
Etihad Etisalat Co. (c)	22,990	163,032
Jarir Marketing Co.	18,745	729,611
National Commercial Bank	14,913	148,096
National Industrialization Co. (c)	2,911	8,102
Rabigh Refining & Petrochemical Co. (c)	2,099	7,532
Riyad Bank	15,472	69,544
Sahara International Petrochemical Co.	2,268	8,719
Samba Financial Group	14,675	105,045
Saudi Airlines Catering Co.	14,297	295,011
Saudi Arabian Fertilizer Co.	22,622	449,304
Saudi Arabian Mining Co. (c)	1,096	10,168
Saudi Arabian Oil Co. (d)	2,277	19,729
Saudi Basic Industries Corp.	20,553	482,730
Saudi British Bank	11,505	69,870
Saudi Electricity Co.	37,874	157,716
Saudi Kayan Petrochemical Co. (c)	4,263	9,319
Saudi Telecom Co.	29,667	783,000
Savola Group	6,191	69,486
Yanbu National Petrochemical Co.	7,230	98,687
		6,455,469
SINGAPORE — 0.0% (a)
BOC Aviation, Ltd. (d)	9,500	60,674
SOUTH AFRICA — 1.9%
Absa Group, Ltd.	16,396	80,494
Anglo American Platinum, Ltd.	287	20,715
AngloGold Ashanti, Ltd.	1,910	55,579
Aspen Pharmacare Holdings, Ltd. (c)	3,869	31,956
Bid Corp., Ltd.	2,784	45,425
Bidvest Group, Ltd.	4,465	36,501
Capitec Bank Holdings, Ltd.	3,282	162,202
Clicks Group, Ltd.	22,746	275,387
Discovery, Ltd.	2,857	17,191
Exxaro Resources, Ltd.	3,171	23,806
FirstRand, Ltd.	94,967	208,026
Gold Fields, Ltd.	5,181	48,372
Growthpoint Properties, Ltd. REIT	22,784	17,506
Impala Platinum Holdings, Ltd.	3,011	20,102
Kumba Iron Ore, Ltd.	4,560	121,539
Life Healthcare Group Holdings, Ltd.	9,226	8,958
Momentum Metropolitan Holdings	17,295	17,529
Mr. Price Group, Ltd.	21,250	174,892
MTN Group, Ltd. (b)	22,928	69,714
MultiChoice Group, Ltd. (c)	1,078	6,593

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Naspers, Ltd. Class N	1,014	$184,598
Nedbank Group, Ltd.	10,812	63,192
Old Mutual, Ltd.	94,982	65,818
Pick n Pay Stores, Ltd.	30,995	90,978
PSG Group, Ltd.	505	4,603
Rand Merchant Investment Holdings, Ltd.	5,430	9,126
Remgro, Ltd.	6,493	37,332
Sanlam, Ltd.	23,634	80,172
Sasol, Ltd. (c)	28,731	218,604
Shoprite Holdings, Ltd.	9,305	57,115
SPAR Group, Ltd.	17,998	177,753
Standard Bank Group, Ltd.	19,879	119,560
Tiger Brands, Ltd.	5,037	51,718
Vodacom Group, Ltd. (b)	51,004	360,917
Woolworths Holdings, Ltd.	67,381	128,363
		3,092,336
SOUTH KOREA — 9.1%
Amorepacific Corp.	237	33,003
Amorepacific Corp. Preference Shares	52	3,069
AMOREPACIFIC Group	248	10,639
BGF retail Co., Ltd.	968	111,861
BNK Financial Group, Inc.	12,614	52,434
Celltrion, Inc. (c)	229	58,257
Cheil Worldwide, Inc.	3,405	46,425
CJ CheilJedang Corp.	274	74,260
CJ Corp.	795	57,038
CJ ENM Co., Ltd.	93	8,528
CJ Logistics Corp. (c)	819	107,239
Coway Co., Ltd.	5,012	300,841
Daelim Industrial Co., Ltd.	814	55,695
Daewoo Engineering & Construction Co., Ltd. (c)	3,102	8,846
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (c)	868	19,520
DB Insurance Co., Ltd.	2,496	88,917
Doosan Bobcat, Inc.	468	10,233
E-MART, Inc.	1,040	91,217
Fila Holdings Corp.	670	19,551
GS Engineering & Construction Corp.	1,218	24,859
GS Holdings Corp.	1,638	49,364
GS Retail Co., Ltd.	1,420	43,030
Hana Financial Group, Inc.	12,868	288,844
Hankook Tire & Technology Co., Ltd.	1,440	29,510
Hanmi Pharm Co., Ltd.	7	1,417
Hanon Systems	6,423	48,379
Hanwha Corp.	3,852	70,933
Hanwha Solutions Corp.	4,174	66,799
Hotel Shilla Co., Ltd.	190	11,215
Hyundai Department Store Co., Ltd.	482	22,560
Hyundai Engineering & Construction Co., Ltd.	1,604	44,072
Security Description	Shares	Value
Hyundai Glovis Co., Ltd.	778	$65,650
Hyundai Heavy Industries Holdings Co., Ltd.	284	58,082
Hyundai Marine & Fire Insurance Co., Ltd.	6,105	116,228
Hyundai Mobis Co., Ltd.	1,509	240,868
Hyundai Motor Co.	3,928	319,047
Hyundai Motor Co. Preference Shares (e)	1,581	74,788
Hyundai Motor Co. Preference Shares (e)	694	31,791
Hyundai Motor Co. GDR	762	17,678
Hyundai Steel Co.	4,423	75,381
Industrial Bank of Korea	9,050	60,792
Kakao Corp.	230	51,149
Kangwon Land, Inc.	11,710	209,307
KB Financial Group, Inc.	2,609	73,638
KB Financial Group, Inc. ADR (b)	12,404	345,079
Kia Motors Corp.	9,680	257,924
KMW Co., Ltd. (c)	639	33,999
Korea Aerospace Industries, Ltd.	486	9,596
Korea Electric Power Corp. ADR (c)	19,521	155,778
Korea Electric Power Corp. (c)	5,341	86,586
Korea Gas Corp.	2,164	47,135
Korea Investment Holdings Co., Ltd.	551	20,385
Korea Shipbuilding & Offshore Engineering Co., Ltd. (c)	581	42,216
Korea Zinc Co., Ltd.	70	19,495
Korean Air Lines Co., Ltd. (c)	1,392	20,078
KT&G Corp.	6,791	441,498
Kumho Petrochemical Co., Ltd.	495	30,658
LG Chem, Ltd.	481	196,143
LG Chem, Ltd. Preference Shares	147	30,552
LG Corp.	1,798	106,429
LG Display Co., Ltd. ADR (b)(c)	10,389	50,179
LG Display Co., Ltd. (c)	4,728	44,613
LG Electronics, Inc.	2,906	152,687
LG Household & Health Care, Ltd.	603	674,762
LG Household & Health Care, Ltd. Preference Shares	166	100,054
LG Innotek Co., Ltd.	299	43,377
LG Uplus Corp.	4,884	49,536
Lotte Chemical Corp.	610	84,691
Lotte Corp.	1,919	50,414
Lotte Shopping Co., Ltd.	693	45,803
Meritz Securities Co., Ltd.	4,638	11,683
Mirae Asset Daewoo Co., Ltd.	9,413	52,197
NAVER Corp.	1,627	361,150
NCSoft Corp.	525	388,889
Netmarble Corp. (c)(d)	522	43,614
NH Investment & Securities Co., Ltd.	1,890	12,994
Orion Corp/Republic of Korea	112	12,477
Ottogi Corp.	4	1,852

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Pan Ocean Co., Ltd. (c)	3,340	$10,607
Pearl Abyss Corp. (c)	343	62,164
POSCO ADR	8,654	320,544
POSCO	271	39,202
Posco International Corp.	2,043	23,694
S-1 Corp.	3,259	232,466
Samsung Biologics Co., Ltd. (c)(d)	178	114,686
Samsung C&T Corp.	1,185	114,279
Samsung Card Co., Ltd.	267	6,071
Samsung Electro-Mechanics Co., Ltd.	583	62,524
Samsung Electronics Co., Ltd.	75,797	3,327,166
Samsung Engineering Co., Ltd. (c)	1,235	12,577
Samsung Fire & Marine Insurance Co., Ltd.	1,818	266,008
Samsung Heavy Industries Co., Ltd. (c)	4,747	23,481
Samsung Life Insurance Co., Ltd.	3,473	129,063
Samsung SDI Co., Ltd.	374	113,022
Samsung SDS Co., Ltd.	266	37,262
Samsung Securities Co., Ltd.	1,014	22,213
Shinhan Financial Group Co., Ltd.	2,800	66,924
Shinhan Financial Group Co., Ltd. ADR (b)	11,600	279,096
Shinsegae, Inc.	130	23,831
SK Holdings Co., Ltd.	1,453	351,518
SK Hynix, Inc.	11,421	808,020
SK Innovation Co., Ltd.	1,531	166,738
SK Telecom Co., Ltd. ADR	17,915	346,118
SK Telecom Co., Ltd.	353	61,922
S-Oil Corp.	689	36,373
Woori Financial Group, Inc.	21,674	158,746
Yuhan Corp.	835	35,126
		14,528,918
TAIWAN — 13.6%
Accton Technology Corp.	50,000	386,382
Acer, Inc.	62,258	37,771
Advantech Co., Ltd.	58,951	590,419
ASE Technology Holding Co., Ltd.	46,124	105,678
Asia Cement Corp.	29,200	43,150
Asustek Computer, Inc.	45,000	329,441
AU Optronics Corp.	566,000	177,639
Catcher Technology Co., Ltd.	12,000	90,291
Cathay Financial Holding Co., Ltd.	171,770	243,643
Chailease Holding Co., Ltd.	15,259	64,647
Chang Hwa Commercial Bank, Ltd.	83,823	54,974
Cheng Shin Rubber Industry Co., Ltd.	38,000	43,468
Chicony Electronics Co., Ltd.	125,822	363,336
China Airlines, Ltd.	70,000	19,455
China Development Financial Holding Corp.	482,000	154,543
Security Description	Shares	Value
China Life Insurance Co., Ltd. (c)	67,884	$50,157
China Steel Corp.	148,440	104,144
Chunghwa Telecom Co., Ltd.	215,540	854,723
Compal Electronics, Inc.	287,000	187,251
CTBC Financial Holding Co., Ltd.	271,900	187,536
Delta Electronics, Inc.	20,623	117,079
E.Sun Financial Holding Co., Ltd.	389,254	366,766
Eclat Textile Co., Ltd.	14,379	166,673
Eva Airways Corp.	112,444	42,684
Evergreen Marine Corp. Taiwan, Ltd. (c)	45,565	16,602
Far Eastern New Century Corp.	65,560	61,995
Far EasTone Telecommunications Co., Ltd.	305,449	703,978
Feng TAY Enterprise Co., Ltd.	31,814	179,533
First Financial Holding Co., Ltd.	1,171,627	899,434
Formosa Chemicals & Fibre Corp.	47,000	120,588
Formosa Petrochemical Corp.	47,000	140,978
Formosa Plastics Corp.	58,000	172,204
Formosa Taffeta Co., Ltd.	15,000	18,506
Foxconn Technology Co., Ltd.	26,892	51,497
Fubon Financial Holding Co., Ltd.	131,000	194,916
Giant Manufacturing Co., Ltd.	1,000	8,948
Globalwafers Co., Ltd.	23,000	314,155
Hiwin Technologies Corp.	1,116	11,102
Hon Hai Precision Industry Co., Ltd.	324,730	949,828
Hotai Motor Co., Ltd.	2,000	47,654
Hua Nan Financial Holdings Co., Ltd.	803,432	544,617
Innolux Corp.	418,751	112,123
Inventec Corp.	84,000	71,460
Largan Precision Co., Ltd.	7,000	969,174
Lite-On Technology Corp.	58,952	92,511
MediaTek, Inc.	7,877	154,579
Mega Financial Holding Co., Ltd.	229,657	240,519
Micro-Star International Co., Ltd.	58,000	211,324
Nan Ya Plastics Corp.	60,000	131,370
Nanya Technology Corp.	26,000	53,755
Nien Made Enterprise Co., Ltd.	16,000	155,908
Novatek Microelectronics Corp.	48,000	370,926
Pegatron Corp.	71,000	154,010
Phison Electronics Corp.	4,000	39,858
Pou Chen Corp.	63,000	61,496
Powertech Technology, Inc.	27,000	97,917
President Chain Store Corp.	74,000	743,649
Quanta Computer, Inc.	79,000	190,107
Realtek Semiconductor Corp.	33,000	334,424
Ruentex Development Co., Ltd.	12,265	21,242
Shanghai Commercial & Savings Bank, Ltd.	58,387	90,140
Shin Kong Financial Holding Co., Ltd.	286,958	83,643
SinoPac Financial Holdings Co., Ltd.	184,152	67,720
Standard Foods Corp.	59,168	126,340

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Synnex Technology International Corp.	210,900	$297,717
Taishin Financial Holding Co., Ltd.	197,363	89,302
Taiwan Business Bank	554,711	203,050
Taiwan Cement Corp.	55,689	80,690
Taiwan Cooperative Financial Holding Co., Ltd.	1,294,104	910,121
Taiwan High Speed Rail Corp.	129,000	159,586
Taiwan Mobile Co., Ltd.	215,542	807,246
Taiwan Semiconductor Manufacturing Co., Ltd.	419,495	4,450,234
Tatung Co., Ltd. (c)	18,000	12,812
Uni-President Enterprises Corp.	58,164	140,558
United Microelectronics Corp.	235,000	126,642
Vanguard International Semiconductor Corp.	63,000	166,124
Walsin Technology Corp.	5,000	30,334
Win Semiconductors Corp.	1,000	10,134
Winbond Electronics Corp.	46,000	20,814
Wistron Corp.	134,535	163,241
WPG Holdings, Ltd.	152,280	202,579
Yageo Corp.	3,198	41,297
Yuanta Financial Holding Co., Ltd.	114,466	67,699
Zhen Ding Technology Holding, Ltd.	10,000	43,553
		21,816,313
THAILAND — 3.8%
Advanced Info Service PCL	131,693	788,262
Airports of Thailand PCL	57,700	112,945
Airports of Thailand PCL NVDR	219,070	428,819
Bangkok Bank PCL	7,800	27,003
Bangkok Bank PCL NVDR	3,500	12,117
Bangkok Commercial Asset Management PCL	26,220	20,615
Bangkok Dusit Medical Services PCL Class F	578,792	421,348
Bangkok Expressway & Metro PCL	1,062,933	326,712
Berli Jucker PCL NVDR	10,300	13,163
BTS Group Holdings PCL	1,303,798	476,678
Bumrungrad Hospital PCL	75,200	283,452
Central Pattana PCL NVDR	14,647	23,103
Central Pattana PCL	40,226	63,448
Central Retail Corp. PCL NVDR (c)	130,634	138,422
Central Retail Corp. PCL (c)	634	672
Charoen Pokphand Foods PCL	65,186	66,963
CP ALL PCL (c)	249,300	546,472
Electricity Generating PCL	25,342	202,523
Energy Absolute PCL	900	1,143
Energy Absolute PCL NVDR	2,700	3,429
Home Product Center PCL	812,674	404,924
Indorama Ventures PCL	1,400	1,257
Indorama Ventures PCL NVDR	22,000	19,752
Security Description	Shares	Value
Intouch Holdings PCL Class F	306,600	$557,996
IRPC PCL	553,600	46,928
Kasikornbank PCL	14,200	42,727
Kasikornbank PCL NVDR	36,700	110,726
Krung Thai Bank PCL	508,800	169,559
Land & Houses PCL	51,800	12,737
Minor International PCL (c)	7,100	4,663
Minor International PCL NVDR (c)	54,219	35,611
Osotspa PCL	26,500	32,581
PTT Exploration & Production PCL	20,228	60,048
PTT Global Chemical PCL	61,703	92,332
PTT PCL	159,760	195,129
Ratch Group PCL	5,800	11,682
Siam Cement PCL	5,524	65,771
Siam Cement PCL NVDR	6,000	71,439
Siam Commercial Bank PCL	23,300	54,655
Thai Oil PCL	24,588	35,202
Thai Union Group PCL NVDR	125,400	52,339
Thai Union Group PCL Class F	28,900	12,062
TMB Bank PCL	633,421	21,519
TMB Bank PCL NVDR	170,600	5,796
Total Access Communication PCL	6,200	7,873
True Corp. PCL	111,700	12,288
		6,094,885
TURKEY — 0.7%
Akbank T.A.S. (c)	59,637	52,897
Anadolu Efes Biracilik Ve Malt Sanayii A/S	3,264	10,152
Aselsan Elektronik Sanayi Ve Ticaret A/S	1,246	5,904
BIM Birlesik Magazalar A/S	59,038	585,664
Eregli Demir ve Celik Fabrikalari TAS	17,443	21,833
Ford Otomotiv Sanayi A/S	5,050	52,233
Haci Omer Sabanci Holding A/S	24,817	33,453
KOC Holding A/S	17,786	46,704
TAV Havalimanlari Holding A/S	1,964	5,550
Tupras Turkiye Petrol Rafinerileri A/S (c)	3,241	42,317
Turk Hava Yollari AO (c)	10,315	18,840
Turkcell Iletisim Hizmetleri A/S	16,602	39,817
Turkiye Garanti Bankasi A/S (c)	57,237	70,641
Turkiye Is Bankasi A/S Class C (c)	56,299	45,829
Yapi ve Kredi Bankasi A/S (c)	59,357	21,129
		1,052,963
UNITED ARAB EMIRATES — 1.1%
Abu Dhabi Commercial Bank PJSC	40,342	54,366
Aldar Properties PJSC	76,629	37,134
Dubai Islamic Bank PJSC	82,320	85,611
Emaar Malls PJSC (c)	33,234	12,395
Emaar Properties PJSC (c)	78,109	58,053

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Emirates Telecommunications Group Co. PJSC	214,893	$965,312
First Abu Dhabi Bank PJSC	180,854	553,421
		1,766,292
TOTAL COMMON STOCKS (Cost $160,005,841)		158,775,616

RIGHTS — 0.0% (a)
CHINA — 0.0% (a)
Legend Holdings Corp. (expiring 5/19/23) (c) (f)	1,461	—
SOUTH KOREA — 0.0% (a)
Korean Air Lines Co., Ltd. (expiring 7/10/20) (c)	921	1,321
THAILAND — 0.0% (a)
Minor International PCL (expiring 7/21/20) (c)	6,612	300
Minor International PCL (expiring 7/23/20) (c)	865	39
		339
TOTAL RIGHTS (Cost $5,477)		1,660
WARRANTS — 0.0% (a)
THAILAND — 0.0% (a)
BTS Group Holdings PCL (expiring 2/16/21) (c)	143,400	5,289
Minor International PCL (expiring 12/31/21) (c)	4,110	157
TOTAL WARRANTS (Cost $0)		5,446
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (g) (h)	363,883	364,028
State Street Navigator Securities Lending Portfolio II (i) (j)	1,167,623	1,167,623
TOTAL SHORT-TERM INVESTMENTS (Cost $1,531,651)		1,531,651
TOTAL INVESTMENTS — 100.2% (Cost $161,542,969)		160,314,373
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(298,028)
NET ASSETS — 100.0%		$160,016,345

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.6% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2020, total aggregate fair value of the security is $265, representing less than 0.05% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$153,664,912	$5,110,439	$265	$158,775,616
Rights	1,321	339	0(a)	1,660
Warrants	5,446	—	—	5,446
Short-Term Investments	1,531,651	—	—	1,531,651
TOTAL INVESTMENTS	$155,203,330	$5,110,778	$265	$160,314,373
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2020.
Sector Breakdown as of June 30, 2020

% of Net Assets
Financials	21.5%
Information Technology	17.0
Consumer Staples	13.0
Consumer Discretionary	11.6
Communication Services	10.8
Materials	5.7
Industrials	5.6
Energy	5.3
Health Care	3.7
Utilities	3.5
Real Estate	1.5
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	437,290	$437,334	$11,797,849	$11,871,126	$(34)	$5	363,883	$364,028	$3,523
State Street Navigator Securities Lending Portfolio II	—	—	17,148,615	15,980,992	—	—	1,167,623	1,167,623	6,830
State Street Navigator Securities Lending Portfolio III	1,941,419	1,941,419	1,316,966	3,258,385	—	—	—	—	1,052
Total		$2,378,753	$30,263,430	$31,110,503	$(34)	$5		$1,531,651	$11,405
See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 1.8%
AGL Energy, Ltd. (a)	86	$1,010
AMP, Ltd. (b)	846	1,081
Ampol, Ltd.	81	1,635
Aristocrat Leisure, Ltd. (a)	227	3,985
ASX, Ltd.	51	2,998
Aurizon Holdings, Ltd.	876	2,967
Australia & New Zealand Banking Group, Ltd.	1,717	22,035
BHP Group PLC	465	9,506
BHP Group, Ltd.	504	12,430
BlueScope Steel, Ltd.	510	4,105
Brambles, Ltd.	365	2,732
Cochlear, Ltd.	53	6,894
Coles Group, Ltd.	1,297	15,333
Commonwealth Bank of Australia	510	24,376
CSL, Ltd.	327	64,615
Dexus REIT	504	3,193
Fortescue Metals Group, Ltd. (a)	1,176	11,214
Goodman Group REIT	293	2,996
GPT Group REIT	986	2,831
Insurance Australia Group, Ltd.	136	540
Lendlease Group Stapled Security	51	434
Macquarie Group, Ltd.	45	3,675
Magellan Financial Group, Ltd.	145	5,791
Medibank Pvt, Ltd.	2,461	5,066
Mirvac Group REIT	2,148	3,209
National Australia Bank, Ltd.	1,365	17,123
Newcrest Mining, Ltd.	819	17,779
Oil Search, Ltd.	419	915
Origin Energy, Ltd.	523	2,103
QBE Insurance Group, Ltd.	410	2,501
REA Group, Ltd.	56	4,159
Rio Tinto, Ltd.	389	26,236
Santos, Ltd.	675	2,463
Scentre Group REIT	1,753	2,619
Sonic Healthcare, Ltd.	595	12,466
South32, Ltd.	3,442	4,834
Stockland REIT	1,177	2,682
Suncorp Group, Ltd.	303	1,926
Telstra Corp., Ltd.	1,772	3,819
Transurban Group Stapled Security	734	7,141
Vicinity Centres REIT	1,853	1,824
Wesfarmers, Ltd.	1,216	37,532
Westpac Banking Corp.	1,917	23,691
Woodside Petroleum, Ltd.	283	4,218
Woolworths Group, Ltd.	1,296	33,265
		423,947
AUSTRIA — 0.1%
Erste Group Bank AG (b)	211	4,965
OMV AG	66	2,206
Raiffeisen Bank International AG	240	4,275
Voestalpine AG	15	323
		11,769
Security Description	Shares	Value
BELGIUM — 0.4%
Ageas SA/NV	96	$3,401
Anheuser-Busch InBev SA	164	8,080
Colruyt SA	279	15,345
Groupe Bruxelles Lambert SA	36	3,020
KBC Group NV	119	6,824
Proximus SADP	589	12,000
Solvay SA	30	2,401
Telenet Group Holding NV	192	7,901
UCB SA	229	26,518
		85,490
BERMUDA — 0.1%
RenaissanceRe Holdings, Ltd.	161	27,536
CANADA — 3.9%
Agnico Eagle Mines, Ltd.	953	60,825
Alimentation Couche-Tard, Inc. Class B (a)	266	8,314
Bank of Montreal	362	19,206
Bank of Nova Scotia (a)	349	14,396
Barrick Gold Corp.	3,840	102,992
Bausch Health Cos., Inc. (b)	151	2,754
BCE, Inc.	589	24,485
Brookfield Asset Management, Inc. Class A (a)	273	8,956
Canadian Imperial Bank of Commerce	227	15,123
Canadian National Railway Co.	556	49,032
Canadian Natural Resources, Ltd.	530	9,164
Canadian Pacific Railway, Ltd.	145	36,763
Cenovus Energy, Inc.	873	4,070
CGI, Inc. (b)	475	29,829
CI Financial Corp. (a)	373	4,730
Constellation Software, Inc.	21	23,635
Empire Co., Ltd. Class A	500	11,935
Enbridge, Inc.	391	11,850
Fairfax Financial Holdings, Ltd.	45	13,858
First Capital Real Estate Investment Trust	449	4,576
First Quantum Minerals, Ltd.	400	3,178
Fortis, Inc. (a)	152	5,762
Franco-Nevada Corp. (a)	676	94,129
George Weston, Ltd. (a)	78	5,695
Great-West Lifeco, Inc. (a)	340	5,941
iA Financial Corp., Inc. (a)	75	2,503
Imperial Oil, Ltd.	80	1,283
Intact Financial Corp.	548	51,988
Inter Pipeline, Ltd. (a)	149	1,383
Kinross Gold Corp. (b)	298	2,144
Kirkland Lake Gold, Ltd.	200	8,208
Loblaw Cos., Ltd.	221	10,727
Magna International, Inc.	342	15,182
Manulife Financial Corp.	673	9,126
Metro, Inc. (a)	130	5,345
National Bank of Canada (a)	75	3,388
Nutrien, Ltd. (a)	151	4,836

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Open Text Corp.	226	$9,566
Pembina Pipeline Corp. (a)	130	3,239
Power Corp. of Canada	390	6,838
Restaurant Brands International, Inc.	8	434
RioCan Real Estate Investment Trust	550	6,203
Rogers Communications, Inc. Class B	524	20,987
Royal Bank of Canada (a)	386	26,105
Saputo, Inc. (a)	11	261
Shaw Communications, Inc. Class B	616	10,013
SmartCentres Real Estate Investment Trust	11	169
Sun Life Financial, Inc. (a)	120	4,396
Suncor Energy, Inc.	618	10,386
TC Energy Corp. (a)	153	6,515
Teck Resources, Ltd. Class B	451	4,709
TELUS Corp.	1,727	28,872
Thomson Reuters Corp.	286	19,369
Toronto-Dominion Bank (a)	866	38,525
Waste Connections, Inc.	374	35,077
Wheaton Precious Metals Corp.	381	16,703
		935,678
CHINA — 0.0% (c)
BOC Hong Kong Holdings, Ltd.	2,500	7,951
DENMARK — 1.3%
AP Moller - Maersk A/S Class A	5	5,425
Carlsberg A/S Class B	78	10,304
Chr. Hansen Holding A/S	94	9,689
Coloplast A/S Class B	431	66,768
Danske Bank A/S (b)	824	10,962
DSV Panalpina A/S	55	6,712
Genmab A/S (b)	20	6,691
H Lundbeck A/S	33	1,240
Novo Nordisk A/S Class B	2,082	134,722
Novozymes A/S Class B	200	11,558
Orsted A/S (d)	50	5,767
Pandora A/S	136	7,384
Tryg A/S	495	14,322
Vestas Wind Systems A/S	119	12,112
		303,656
FINLAND — 0.6%
Elisa Oyj	652	39,646
Fortum Oyj (a)	5	95
Kone Oyj Class B	294	20,215
Neste Oyj	398	15,561
Nokia Oyj (e)	479	2,092
Nokia Oyj (e)	5,583	24,277
Nordea Bank Abp (b)	1,380	9,526
Orion Oyj Class B	85	4,111
Sampo Oyj Class A	292	10,042
Stora Enso Oyj Class R	193	2,304
UPM-Kymmene Oyj	157	4,535
Security Description	Shares	Value
Wartsila OYJ Abp	405	$3,347
		135,751
FRANCE — 2.7%
Aeroports de Paris	3	308
Air Liquide SA	69	9,951
Airbus SE (b)	178	12,699
Arkema SA	9	861
Atos SE (b)	27	2,302
AXA SA	973	20,340
BNP Paribas SA (b)	1,187	47,155
Bouygues SA (b)	101	3,450
Bureau Veritas SA (b)	5	105
Capgemini SE	26	2,977
Carrefour SA	488	7,539
Casino Guichard Perrachon SA	90	3,326
Cie de Saint-Gobain (b)	263	9,467
Cie Generale des Etablissements Michelin SCA (a)	65	6,741
CNP Assurances (b)	241	2,774
Credit Agricole SA (b)	1,356	12,836
Danone SA	102	7,052
Dassault Systemes SE	8	1,380
Eiffage SA (b)	35	3,200
Electricite de France SA	319	2,942
Engie SA	949	11,725
EssilorLuxottica SA (b)	33	4,235
Eurazeo SE (b)	118	6,046
Faurecia SE (b)	45	1,757
Gecina SA REIT	21	2,594
Getlink SE	508	7,326
Hermes International	61	50,959
Iliad SA	5	975
Ipsen SA	26	2,209
Kering SA	14	7,614
Klepierre SA REIT (a)	98	1,952
Legrand SA	11	835
L'Oreal SA (b)	160	51,341
LVMH Moet Hennessy Louis Vuitton SE	185	81,139
Natixis SA (b)	1,912	4,993
Orange SA	3,949	47,214
Pernod Ricard SA	46	7,236
Peugeot SA (b)	1,047	17,028
Publicis Groupe SA	70	2,265
Renault SA (b)	748	18,970
Safran SA (b)	57	5,712
Sanofi	229	23,315
Sartorius Stedim Biotech	24	6,065
Schneider Electric SE	96	10,661
SCOR SE (b)	110	3,015
Societe Generale SA (b)	1,610	26,762
Sodexo SA	36	2,434
Suez SA	206	2,414
Thales SA	81	6,539
TOTAL SA	1,250	47,699

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Unibail-Rodamco-Westfield REIT (a)	20	$1,127
Valeo SA	185	4,854
Veolia Environnement SA	227	5,104
Vinci SA	107	9,855
Vivendi SA	212	5,438
Worldline SA (b)(d)	10	866
		647,678
GERMANY — 2.2%
Adidas AG (b)	146	38,306
Allianz SE	143	29,193
BASF SE	317	17,759
Bayer AG	247	18,251
Bayerische Motoren Werke AG	243	15,508
Bayerische Motoren Werke AG Preference Shares	41	1,988
Beiersdorf AG	81	9,198
Brenntag AG	66	3,467
Commerzbank AG (b)	2,094	9,330
Continental AG (b)	101	9,887
Covestro AG (b)(d)	117	4,448
Daimler AG	865	35,116
Deutsche Bank AG (b)	1,589	15,106
Deutsche Boerse AG	21	3,799
Deutsche Lufthansa AG (b)	407	4,088
Deutsche Post AG	318	11,626
Deutsche Telekom AG	6,336	106,353
E.ON SE	565	6,355
Fresenius Medical Care AG & Co. KGaA	36	3,085
Fresenius SE & Co. KGaA	80	3,964
Fuchs Petrolub SE Preference Shares	81	3,251
Hannover Rueck SE	56	9,648
HeidelbergCement AG	45	2,403
Henkel AG & Co. KGaA Preference Shares	94	8,750
Henkel AG & Co. KGaA	35	2,915
Infineon Technologies AG	291	6,823
Knorr-Bremse AG	55	5,574
LANXESS AG	8	422
Merck KGaA	8	928
METRO AG	38	359
MTU Aero Engines AG (b)	39	6,752
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	106	27,549
Porsche Automobil Holding SE Preference Shares	107	6,148
RWE AG	247	8,631
SAP SE	88	12,287
Siemens AG	161	18,943
Siemens Healthineers AG (d)	172	8,239
Telefonica Deutschland Holding AG	3,720	10,976
Thyssenkrupp AG (b)	534	3,787
Uniper SE	124	3,997
Security Description	Shares	Value
Volkswagen AG	14	$2,253
Volkswagen AG Preference Shares	161	24,401
Vonovia SE	84	5,149
		527,012
HONG KONG — 1.7%
AIA Group, Ltd.	1,800	16,791
Bank of East Asia, Ltd.	363	829
CK Asset Holdings, Ltd.	1,270	7,570
CK Hutchison Holdings, Ltd.	2,500	16,063
CK Infrastructure Holdings, Ltd.	500	2,574
CLP Holdings, Ltd.	2,500	24,515
Dairy Farm International Holdings, Ltd.	1,900	8,835
Galaxy Entertainment Group, Ltd.	2,000	13,612
Hang Seng Bank, Ltd.	2,900	48,680
Henderson Land Development Co., Ltd.	1,310	4,969
HK Electric Investments & HK Electric Investments, Ltd. Class SS, Stapled Security	7,331	7,605
HKT Trust & HKT, Ltd. Stapled Security	14,540	21,274
Hong Kong & China Gas Co., Ltd.	7,836	12,132
Hong Kong Exchanges & Clearing, Ltd.	871	37,086
Hongkong Land Holdings, Ltd.	800	3,304
Jardine Matheson Holdings, Ltd.	800	33,392
Jardine Strategic Holdings, Ltd.	1,000	21,550
Link REIT	2,500	20,434
MTR Corp., Ltd.	5,665	29,347
New World Development Co., Ltd.	330	1,567
NWS Holdings, Ltd.	5,000	4,316
PCCW, Ltd.	17,000	9,695
Power Assets Holdings, Ltd.	2,000	10,877
Sands China, Ltd.	2,000	7,845
Sun Hung Kai Properties, Ltd.	1,000	12,767
Techtronic Industries Co., Ltd.	1,000	9,780
WH Group, Ltd. (d)	2,500	2,142
Wharf Real Estate Investment Co., Ltd. (a)	1,000	4,774
Wheelock & Co., Ltd.	1,000	7,909
		402,234
IRELAND — 1.0%
Accenture PLC Class A	756	162,328
AerCap Holdings NV (b)	174	5,359
CRH PLC	167	5,721
Flutter Entertainment PLC (a)	12	1,577
Kerry Group PLC Class A	333	41,253
Kingspan Group PLC	116	7,472
Smurfit Kappa Group PLC	92	3,075
		226,785
ISRAEL — 0.3%
Azrieli Group, Ltd.	69	3,124
Bank Hapoalim BM	986	5,863
Bank Leumi Le-Israel BM	1,823	9,118

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Check Point Software Technologies, Ltd. (b)	185	$19,875
Elbit Systems, Ltd.	2	274
ICL Group, Ltd.	5	15
Israel Discount Bank, Ltd. Class A	1,041	3,158
Mizrahi Tefahot Bank, Ltd.	562	10,493
Nice, Ltd. (b)	57	10,621
Teva Pharmaceutical Industries, Ltd. (b)	533	6,416
		68,957
ITALY — 0.7%
Assicurazioni Generali SpA	1,650	24,962
Atlantia SpA (b)	142	2,281
Enel SpA	2,134	18,403
Eni SpA	1,530	14,589
Ferrari NV	96	16,373
FinecoBank Banca Fineco SpA (b)	429	5,789
Intesa Sanpaolo SpA (b)	16,647	31,852
Leonardo SpA	389	2,578
Mediobanca Banca di Credito Finanziario SpA	882	6,330
Moncler SpA (b)	223	8,526
Poste Italiane SpA (d)	196	1,704
Recordati SpA	104	5,192
Snam SpA	293	1,426
Telecom Italia SpA (a)(e)	6,482	2,546
Telecom Italia SpA (e)	5,040	1,953
UniCredit SpA (b)	3,112	28,619
		173,123
JAPAN — 10.2%
ABC-Mart, Inc.	200	11,698
Advantest Corp.	100	5,673
Aeon Co., Ltd. (a)	500	11,610
AGC, Inc.	200	5,682
Aisin Seiki Co., Ltd.	100	2,911
Ajinomoto Co., Inc.	600	9,966
ANA Holdings, Inc. (b)	600	13,631
Aozora Bank, Ltd.	200	3,478
Asahi Group Holdings, Ltd.	100	3,500
Asahi Kasei Corp.	600	4,870
Astellas Pharma, Inc.	1,600	26,688
Bandai Namco Holdings, Inc. (a)	200	10,506
Bank of Kyoto, Ltd.	100	3,541
Bridgestone Corp. (a)	400	12,862
Canon, Inc. (a)	2,500	49,462
Central Japan Railway Co.	100	15,470
Chiba Bank, Ltd.	800	3,767
Chubu Electric Power Co., Inc.	500	6,266
Chugai Pharmaceutical Co., Ltd.	900	48,093
Chugoku Electric Power Co., Inc.	200	2,671
Concordia Financial Group, Ltd.	1,600	5,117
Daifuku Co., Ltd.	100	8,732
Dai-ichi Life Holdings, Inc.	700	8,325
Daiichi Sankyo Co., Ltd.	100	8,162
Daikin Industries, Ltd.	100	16,068
Security Description	Shares	Value
Daito Trust Construction Co., Ltd.	100	$9,185
Daiwa House Industry Co., Ltd.	200	4,712
Daiwa House REIT Investment Corp.	8	18,835
Daiwa Securities Group, Inc.	600	2,501
Denso Corp.	200	7,795
Dentsu Group, Inc.	100	2,368
East Japan Railway Co.	300	20,783
FamilyMart Co., Ltd.	100	1,714
FUJIFILM Holdings Corp.	500	21,365
Fujitsu, Ltd.	100	11,698
Fukuoka Financial Group, Inc.	300	4,730
Hamamatsu Photonics KK (a)	400	17,315
Hankyu Hanshin Holdings, Inc.	200	6,757
Hitachi, Ltd.	500	15,771
Honda Motor Co., Ltd. (a)	1,100	28,095
Hoya Corp.	300	28,530
Idemitsu Kosan Co., Ltd.	200	4,240
Inpex Corp.	700	4,327
Isetan Mitsukoshi Holdings, Ltd. (a)	200	1,146
Isuzu Motors, Ltd.	200	1,804
ITOCHU Corp.	700	15,063
Japan Airlines Co., Ltd.	500	9,000
Japan Exchange Group, Inc.	500	11,549
Japan Post Bank Co., Ltd.	2,000	14,868
Japan Post Holdings Co., Ltd.	6,100	43,351
Japan Post Insurance Co., Ltd.	300	3,929
Japan Prime Realty Investment Corp. REIT	1	2,929
Japan Real Estate Investment Corp. REIT	1	5,126
Japan Retail Fund Investment Corp. REIT	2	2,493
Japan Tobacco, Inc. (a)	900	16,697
JFE Holdings, Inc.	1,000	7,156
JXTG Holdings, Inc.	4,500	15,934
Kajima Corp.	300	3,570
Kakaku.com, Inc.	200	5,059
Kansai Electric Power Co., Inc.	500	4,843
Kao Corp.	400	31,663
Kawasaki Heavy Industries, Ltd.	100	1,437
KDDI Corp.	2,600	77,939
Keikyu Corp.	300	4,591
Keio Corp.	300	17,129
Keyence Corp.	100	41,739
Kintetsu Group Holdings Co., Ltd.	500	22,454
Kirin Holdings Co., Ltd.	200	4,217
Koito Manufacturing Co., Ltd.	100	4,023
Komatsu, Ltd.	200	4,085
Kubota Corp.	300	4,471
Kuraray Co., Ltd. (a)	200	2,086
Kyocera Corp.	100	5,436
Kyushu Electric Power Co., Inc.	500	4,194
Kyushu Railway Co.	657	17,045
Lawson, Inc. (a)	200	10,029
LINE Corp. (b)	100	5,024

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
LIXIL Group Corp.	200	$2,792
M3, Inc.	300	12,750
Marubeni Corp.	2,000	9,037
Mazda Motor Corp.	900	5,389
McDonald's Holdings Co. Japan, Ltd.	300	16,184
Mebuki Financial Group, Inc.	2,000	4,635
MEIJI Holdings Co., Ltd.	200	15,906
Mitsubishi Chemical Holdings Corp.	600	3,489
Mitsubishi Corp.	800	16,833
Mitsubishi Electric Corp.	600	7,783
Mitsubishi Estate Co., Ltd.	200	2,971
Mitsubishi Heavy Industries, Ltd.	200	4,714
Mitsubishi Materials Corp.	200	4,217
Mitsubishi Motors Corp.	500	1,233
Mitsubishi UFJ Financial Group, Inc.	12,500	48,848
Mitsubishi UFJ Lease & Finance Co., Ltd.	500	2,364
Mitsui & Co., Ltd.	900	13,302
Mitsui Chemicals, Inc.	100	2,083
Mitsui Fudosan Co., Ltd.	200	3,540
Mizuho Financial Group, Inc.	42,200	51,711
MonotaRO Co., Ltd.	100	4,004
MS&AD Insurance Group Holdings, Inc.	300	8,234
Murata Manufacturing Co., Ltd.	100	5,854
Nagoya Railroad Co., Ltd.	800	22,580
NEC Corp.	1,000	47,921
NH Foods, Ltd.	100	4,009
Nippon Building Fund, Inc. REIT	5	28,456
Nippon Prologis REIT, Inc.	7	21,282
Nippon Steel Corp.	1,200	11,273
Nippon Telegraph & Telephone Corp.	3,000	69,949
Nippon Yusen KK	200	2,810
Nissan Chemical Corp.	100	5,117
Nissan Motor Co., Ltd.	5,600	20,721
Nitori Holdings Co., Ltd. (a)	200	39,162
Nitto Denko Corp.	100	5,654
Nomura Holdings, Inc.	1,800	8,049
Nomura Real Estate Master Fund, Inc. REIT	2	2,399
Nomura Research Institute, Ltd.	100	2,713
NSK, Ltd.	300	2,222
NTT Data Corp.	1,200	13,336
NTT DOCOMO, Inc.	4,068	108,671
Obayashi Corp.	500	4,672
Oji Holdings Corp.	600	2,786
Olympus Corp.	100	1,924
Omron Corp.	100	6,692
Ono Pharmaceutical Co., Ltd.	100	2,908
Oracle Corp. Japan	200	23,581
Oriental Land Co., Ltd.	300	39,598
ORIX Corp.	800	9,851
Otsuka Corp.	100	5,265
Security Description	Shares	Value
Otsuka Holdings Co., Ltd.	100	$4,356
Pan Pacific International Holdings Corp.	500	10,979
Panasonic Corp.	1,400	12,193
Park24 Co., Ltd.	100	1,710
Pigeon Corp.	100	3,865
Rakuten, Inc.	500	4,394
Recruit Holdings Co., Ltd.	898	30,648
Resona Holdings, Inc. (a)	2,600	8,864
Ricoh Co., Ltd.	500	3,564
Ryohin Keikaku Co., Ltd.	200	2,827
SBI Holdings, Inc.	100	2,158
Secom Co., Ltd.	500	43,672
Seibu Holdings, Inc.	400	4,342
Seiko Epson Corp.	200	2,286
Sekisui Chemical Co., Ltd.	200	2,859
Sekisui House, Ltd.	200	3,805
Seven & i Holdings Co., Ltd.	300	9,788
SG Holdings Co., Ltd.	100	3,263
Shimamura Co., Ltd.	100	6,766
Shimizu Corp.	500	4,102
Shin-Etsu Chemical Co., Ltd.	100	11,674
Shinsei Bank, Ltd.	300	3,609
Shionogi & Co., Ltd. (a)	300	18,770
Shizuoka Bank, Ltd.	500	3,212
Showa Denko KK	100	2,239
Softbank Corp.	3,600	45,882
SoftBank Group Corp.	700	35,362
Sompo Holdings, Inc.	200	6,872
Sony Corp.	400	27,377
Subaru Corp.	300	6,233
Sumitomo Chemical Co., Ltd.	600	1,791
Sumitomo Corp.	700	8,010
Sumitomo Electric Industries, Ltd.	500	5,745
Sumitomo Metal Mining Co., Ltd.	100	2,789
Sumitomo Mitsui Financial Group, Inc.	1,200	33,725
Sumitomo Mitsui Trust Holdings, Inc.	300	8,412
Sumitomo Realty & Development Co., Ltd.	100	2,746
Sundrug Co., Ltd.	100	3,309
Suntory Beverage & Food, Ltd.	500	19,488
Suzuken Co., Ltd.	100	3,726
Suzuki Motor Corp.	200	6,779
Sysmex Corp.	100	7,629
T&D Holdings, Inc.	400	3,415
Taiheiyo Cement Corp.	100	2,310
Taisei Corp.	100	3,634
Takeda Pharmaceutical Co., Ltd.	468	16,692
TDK Corp.	100	9,899
Tobu Railway Co., Ltd.	500	16,522
Toho Co., Ltd.	300	10,831
Tohoku Electric Power Co., Inc.	500	4,755
Tokio Marine Holdings, Inc.	500	21,773

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Tokyo Electric Power Co. Holdings, Inc. (b)	3,200	$9,818
Tokyo Electron, Ltd.	100	24,508
Tokyo Gas Co., Ltd.	300	7,174
Tokyu Corp.	200	2,812
Toppan Printing Co., Ltd.	200	3,331
Toray Industries, Inc.	800	3,763
Toshiba Corp.	100	3,184
Toyo Suisan Kaisha, Ltd.	400	22,357
Toyota Industries Corp.	100	5,293
Toyota Motor Corp. (a)	900	56,410
Toyota Tsusho Corp.	200	5,059
Trend Micro, Inc.	100	5,580
United Urban Investment Corp. REIT	2	2,147
USS Co., Ltd.	200	3,194
West Japan Railway Co.	400	22,416
Yamada Denki Co., Ltd.	2,400	11,902
Yamaha Motor Co., Ltd.	200	3,129
Yamato Holdings Co., Ltd. (a)	200	4,319
Yamazaki Baking Co., Ltd.	300	5,161
Z Holdings Corp.	700	3,413
		2,419,644
LUXEMBOURG — 0.1%
ArcelorMittal SA (b)	1,046	11,008
SES SA	65	444
Tenaris SA	513	3,312
		14,764
NETHERLANDS — 1.5%
ABN AMRO Bank NV (d)	737	6,346
Adyen NV (b)(d)	7	10,185
Aegon NV	2,768	8,248
Akzo Nobel NV	12	1,075
Altice Europe NV (b)	537	2,072
ASML Holding NV	273	100,234
EXOR NV	128	7,309
Heineken Holding NV	33	2,700
Heineken NV	38	3,502
ING Groep NV	3,974	27,664
Koninklijke Ahold Delhaize NV	1,449	39,482
Koninklijke DSM NV	30	4,151
Koninklijke KPN NV	5,012	13,285
Koninklijke Philips NV (b)	142	6,622
NN Group NV	159	5,339
NXP Semiconductors NV	51	5,816
Prosus NV (b)	73	6,784
Randstad NV	130	5,791
Royal Dutch Shell PLC Class A	4,003	63,656
Royal Dutch Shell PLC Class B	1,064	16,092
Wolters Kluwer NV	214	16,709
		353,062
NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	1,183	5,004
Security Description	Shares	Value
Fisher & Paykel Healthcare Corp., Ltd.	387	$8,869
Ryman Healthcare, Ltd.	288	2,425
Spark New Zealand, Ltd.	3,627	10,647
		26,945
NORWAY — 0.2%
DNB ASA	472	6,219
Equinor ASA	191	2,704
Gjensidige Forsikring ASA (b)	272	4,993
Norsk Hydro ASA (b)	899	2,476
Orkla ASA	700	6,117
Telenor ASA	1,926	27,971
Yara International ASA	15	519
		50,999
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	848	4,048
Galp Energia SGPS SA	226	2,613
Jeronimo Martins SGPS SA (a)	270	4,726
		11,387
RUSSIA — 0.0% (c)
Evraz PLC	873	3,111
SINGAPORE — 0.5%
CapitaLand Commercial Trust REIT	2,600	3,150
CapitaLand Mall Trust REIT	5,900	8,289
DBS Group Holdings, Ltd.	500	7,455
Keppel Corp., Ltd. (a)	800	3,418
Oversea-Chinese Banking Corp., Ltd.	1,629	10,509
Singapore Airlines, Ltd.	4,650	12,433
Singapore Exchange, Ltd.	2,400	14,348
Singapore Technologies Engineering, Ltd.	3,100	7,333
Singapore Telecommunications, Ltd.	24,742	43,629
United Overseas Bank, Ltd.	300	4,350
Venture Corp., Ltd.	200	2,320
Wilmar International, Ltd.	1,700	4,984
		122,218
SOUTH AFRICA — 0.0% (c)
Anglo American PLC	393	9,078
SPAIN — 0.8%
ACS Actividades de Construccion y Servicios SA	106	2,672
Aena SME SA (b)(d)	2	267
Amadeus IT Group SA	314	16,357
Banco Bilbao Vizcaya Argentaria SA	7,630	26,257
Banco Santander SA	20,355	49,713
Bankinter SA	811	3,867
CaixaBank SA	3,324	7,095
Enagas SA (a)	24	586
Ferrovial SA	96	2,555
Iberdrola SA	1,066	12,356
Industria de Diseno Textil SA	953	25,228

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Mapfre SA	703	$1,251
Naturgy Energy Group SA (a)	40	744
Red Electrica Corp. SA (a)	44	821
Repsol SA	1,621	14,175
Telefonica SA	3,047	14,534
		178,478
SWEDEN — 0.7%
Assa Abloy AB Class B	120	2,440
Atlas Copco AB Class A	562	23,803
Atlas Copco AB Class B	408	15,091
Boliden AB	276	6,280
Electrolux AB Class B	117	1,957
Epiroc AB Class A	562	7,003
Epiroc AB Class B	330	4,036
Essity AB Class B (b)	136	4,395
Evolution Gaming Group AB (d)	78	4,651
Hennes & Mauritz AB Class B (a)	598	8,665
Industrivarden AB Class C (b)	176	3,988
Investor AB Class B	229	12,086
Sandvik AB (b)	462	8,633
Skandinaviska Enskilda Banken AB Class A (b)	432	3,742
Skanska AB Class B (b)	114	2,319
SKF AB Class B	191	3,550
Svenska Handelsbanken AB Class A (b)	392	3,721
Swedbank AB Class A (b)	734	9,407
Telefonaktiebolaget LM Ericsson Class B	2,289	21,169
Telia Co. AB	2,036	7,605
Volvo AB Class B (b)	404	6,327
		160,868
SWITZERLAND — 5.1%
ABB, Ltd.	248	5,583
Adecco Group AG	191	8,962
Alcon, Inc. (b)	108	6,196
Baloise Holding AG	8	1,200
Chocoladefabriken Lindt & Spruengli AG	4	32,927
Cie Financiere Richemont SA	65	4,146
Coca-Cola HBC AG	169	4,235
Credit Suisse Group AG	1,093	11,302
EMS-Chemie Holding AG	12	9,295
Geberit AG	34	17,015
Givaudan SA	10	37,233
Glencore PLC	11,024	23,322
Julius Baer Group, Ltd.	39	1,632
Kuehne + Nagel International AG (b)	166	27,575
LafargeHolcim, Ltd.	179	7,842
Lonza Group AG	9	4,751
Nestle SA	2,964	327,634
Novartis AG	923	80,285
Partners Group Holding AG	33	29,930
Roche Holding AG	871	301,823
Security Description	Shares	Value
Schindler Holding AG (e)	30	$7,060
Schindler Holding AG (e)	26	6,124
SGS SA	5	12,216
Sika AG	19	3,656
Sonova Holding AG (b)	98	19,563
STMicroelectronics NV	78	2,120
Straumann Holding AG	1	859
Swatch Group AG (a)	6	1,197
Swiss Life Holding AG	23	8,520
Swiss Prime Site AG	227	20,986
Swiss Re AG	239	18,428
Swisscom AG (a)	101	52,858
TE Connectivity, Ltd.	166	13,537
Temenos AG	50	7,765
UBS Group AG	1,577	18,149
Zurich Insurance Group AG	197	69,482
		1,205,408
UNITED KINGDOM — 4.5%
3i Group PLC	1,000	10,288
Admiral Group PLC	535	15,198
Amcor PLC	706	7,038
Ashtead Group PLC	233	7,828
Associated British Foods PLC	80	1,893
AstraZeneca PLC	208	21,642
Auto Trader Group PLC (d)	65	423
Aviva PLC	1,258	4,253
BAE Systems PLC	2,985	17,829
Barclays PLC	17,323	24,491
Barratt Developments PLC	970	5,944
Berkeley Group Holdings PLC	157	8,080
BP PLC	13,344	50,651
British American Tobacco PLC ADR (a)(e)	366	14,208
British American Tobacco PLC (e)	148	5,677
British Land Co. PLC REIT	313	1,494
BT Group PLC	7,221	10,176
Bunzl PLC	324	8,671
Burberry Group PLC	383	7,569
CNH Industrial NV (b)	746	5,218
Coca-Cola European Partners PLC	69	2,605
Compass Group PLC	1,656	22,753
Croda International PLC	138	8,962
DCC PLC	41	3,409
Diageo PLC	1,921	63,648
Direct Line Insurance Group PLC	1,869	6,258
Experian PLC	675	23,511
Fiat Chrysler Automobiles NV (b)	1,532	15,390
GlaxoSmithKline PLC	4,668	94,396
Halma PLC	294	8,366
Hargreaves Lansdown PLC	274	5,513
HSBC Holdings PLC	11,550	54,031
Imperial Brands PLC	991	18,839
Informa PLC	301	1,750
Intertek Group PLC	157	10,553
ITV PLC	3,995	3,686
J Sainsbury PLC	2,531	6,527

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
JD Sports Fashion PLC	512	$3,936
Johnson Matthey PLC	191	4,951
Kingfisher PLC	2,024	5,522
Land Securities Group PLC REIT	221	1,510
Legal & General Group PLC	3,933	10,735
Liberty Global PLC Class C (b)	200	4,302
Linde PLC	36	7,636
Lloyds Banking Group PLC	53,728	20,696
London Stock Exchange Group PLC	135	13,942
M&G PLC	3,078	6,372
Melrose Industries PLC	2,240	3,155
Mondi PLC	309	5,767
National Grid PLC	873	10,670
Next PLC	70	4,233
Pearson PLC	197	1,402
Pentair PLC	151	5,737
Persimmon PLC	301	8,502
Prudential PLC	774	11,653
Reckitt Benckiser Group PLC	380	34,895
RELX PLC	1,336	30,869
Rio Tinto PLC	971	54,578
Rolls-Royce Holdings PLC	225	793
Royal Bank of Scotland Group PLC	4,538	6,818
RSA Insurance Group PLC	87	441
Sage Group PLC	1,060	8,799
Smith & Nephew PLC	779	14,491
Smiths Group PLC	57	994
Spirax-Sarco Engineering PLC	56	6,903
SSE PLC	440	7,418
St James's Place PLC	449	5,286
Standard Chartered PLC	2,351	12,784
Standard Life Aberdeen PLC	334	1,104
Taylor Wimpey PLC	3,232	5,695
Tesco PLC	2,914	8,213
Unilever NV	1,481	78,595
Unilever PLC	906	48,752
United Utilities Group PLC	358	4,026
Vodafone Group PLC	15,440	24,584
Whitbread PLC	94	2,581
Wm Morrison Supermarkets PLC	1,282	3,018
WPP PLC	628	4,895
		1,076,021
UNITED STATES — 58.9%
3M Co.	489	76,279
A.O. Smith Corp.	151	7,115
Abbott Laboratories	157	14,355
AbbVie, Inc.	226	22,189
Activision Blizzard, Inc.	95	7,210
Adobe, Inc. (b)	443	192,842
Advance Auto Parts, Inc.	20	2,849
AES Corp.	276	3,999
Aflac, Inc.	506	18,231
Agilent Technologies, Inc.	27	2,386
AGNC Investment Corp. REIT	269	3,470
Air Products & Chemicals, Inc.	108	26,078
Security Description	Shares	Value
Akamai Technologies, Inc. (b)	170	$18,205
Alexion Pharmaceuticals, Inc. (b)	20	2,245
Align Technology, Inc. (b)	65	17,839
Alleghany Corp.	41	20,055
Allegion PLC	100	10,222
Alliant Energy Corp.	75	3,588
Allstate Corp.	628	60,910
Ally Financial, Inc.	357	7,079
Alphabet, Inc. Class A (b)	140	198,527
Alphabet, Inc. Class C (b)	186	262,931
Altria Group, Inc.	861	33,794
Amazon.com, Inc. (b)	15	41,382
Ameren Corp.	289	20,334
American Electric Power Co., Inc.	434	34,564
American Express Co.	151	14,375
American Financial Group, Inc.	175	11,105
American International Group, Inc.	450	14,031
American Tower Corp. REIT	129	33,352
American Water Works Co., Inc.	110	14,153
Ameriprise Financial, Inc.	111	16,654
AmerisourceBergen Corp.	140	14,108
Amgen, Inc.	404	95,287
Amphenol Corp. Class A	494	47,330
Analog Devices, Inc.	100	12,264
Annaly Capital Management, Inc. REIT	600	3,936
Anthem, Inc.	111	29,191
Aon PLC Class A	360	69,336
Apple, Inc.	1,562	569,818
Applied Materials, Inc.	759	45,882
Aptiv PLC	178	13,870
Aramark	126	2,844
Arch Capital Group, Ltd. (b)	1,008	28,879
Archer-Daniels-Midland Co.	190	7,581
Arista Networks, Inc. (b)	55	11,552
Arrow Electronics, Inc. (b)	71	4,877
Arthur J Gallagher & Co.	151	14,721
AT&T, Inc.	3,352	101,331
Athene Holding, Ltd. Class A (b)	198	6,176
Automatic Data Processing, Inc.	580	86,356
AutoZone, Inc. (b)	27	30,459
AvalonBay Communities, Inc. REIT	35	5,412
Avery Dennison Corp.	75	8,557
Baker Hughes Co.	551	8,480
Ball Corp.	30	2,085
Bank of America Corp.	3,834	91,057
Bank of New York Mellon Corp.	208	8,039
Baxter International, Inc.	371	31,943
Becton Dickinson and Co.	35	8,374
Berkshire Hathaway, Inc. Class B (b)	474	84,614
Best Buy Co., Inc.	261	22,777
Biogen, Inc. (b)	181	48,427
Black Knight, Inc. (b)	600	43,536
BlackRock, Inc.	21	11,426
Blackstone Group, Inc. Class A	40	2,266

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Boeing Co.	107	$19,613
Booking Holdings, Inc. (b)	32	50,955
Booz Allen Hamilton Holding Corp.	300	23,337
BorgWarner, Inc.	212	7,484
Boston Scientific Corp. (b)	138	4,845
Bristol-Myers Squibb Co.	516	30,341
Broadcom, Inc.	35	11,046
Broadridge Financial Solutions, Inc.	304	38,362
Brown & Brown, Inc.	700	28,532
Brown-Forman Corp. Class B	233	14,833
Bunge, Ltd.	86	3,537
Burlington Stores, Inc. (b)	15	2,954
C.H. Robinson Worldwide, Inc.	564	44,590
Cadence Design Systems, Inc. (b)	226	21,687
Camden Property Trust REIT	66	6,021
Campbell Soup Co.	342	16,973
Capital One Financial Corp.	236	14,771
Cardinal Health, Inc.	378	19,728
CarMax, Inc. (b)	15	1,343
Carnival Corp. (a)	395	6,486
Carrier Global Corp.	1,007	22,376
Caterpillar, Inc.	106	13,409
Cboe Global Markets, Inc.	200	18,656
CBRE Group, Inc. Class A (b)	205	9,270
CDK Global, Inc.	6	249
Celanese Corp.	140	12,088
Centene Corp. (b)	151	9,596
CenterPoint Energy, Inc.	156	2,913
CenturyLink, Inc.	619	6,209
Cerner Corp.	23	1,577
CF Industries Holdings, Inc.	54	1,520
Charles Schwab Corp.	761	25,676
Charter Communications, Inc. Class A (b)	31	15,811
Chevron Corp.	589	52,556
Chubb, Ltd.	409	51,788
Church & Dwight Co., Inc.	518	40,041
Cigna Corp.	105	19,703
Cincinnati Financial Corp.	338	21,642
Cintas Corp.	80	21,309
Cisco Systems, Inc.	4,421	206,195
Citigroup, Inc.	1,577	80,585
Citizens Financial Group, Inc.	389	9,818
Citrix Systems, Inc.	485	71,736
Clorox Co.	273	59,888
CME Group, Inc.	190	30,883
CMS Energy Corp.	175	10,223
Coca-Cola Co.	4,075	182,071
Cognex Corp.	151	9,018
Cognizant Technology Solutions Corp. Class A	633	35,967
Colgate-Palmolive Co.	310	22,711
Comcast Corp. Class A	1,414	55,118
Comerica, Inc.	143	5,448
Conagra Brands, Inc.	49	1,723
Concho Resources, Inc.	100	5,150
Security Description	Shares	Value
ConocoPhillips	326	$13,699
Consolidated Edison, Inc.	1,109	79,770
Constellation Brands, Inc. Class A	10	1,750
Cooper Cos., Inc.	24	6,807
Copart, Inc. (b)	151	12,574
Corning, Inc.	197	5,102
Corteva, Inc. (b)	383	10,261
Costco Wholesale Corp.	359	108,852
Crown Castle International Corp. REIT	272	45,519
CSX Corp.	120	8,369
Cummins, Inc.	161	27,895
CVS Health Corp.	503	32,680
D.R. Horton, Inc.	215	11,922
Danaher Corp.	230	40,671
Darden Restaurants, Inc.	127	9,623
DaVita, Inc. (b)	56	4,432
Deere & Co.	39	6,129
Dell Technologies, Inc. Class C (b)	53	2,912
Delta Air Lines, Inc.	126	3,534
Diamondback Energy, Inc.	100	4,182
Discover Financial Services	110	5,510
Discovery, Inc. Class A (a)(b)	200	4,220
Discovery, Inc. Class C (b)	81	1,560
DISH Network Corp. Class A (b)	69	2,381
Dollar General Corp.	254	48,390
Dollar Tree, Inc. (b)	111	10,287
Dominion Energy, Inc.	745	60,479
Dover Corp.	45	4,345
Dow, Inc.	203	8,274
DTE Energy Co.	136	14,620
Duke Energy Corp.	773	61,755
Duke Realty Corp. REIT	226	7,998
DuPont de Nemours, Inc.	233	12,379
E*TRADE Financial Corp.	75	3,730
East West Bancorp, Inc.	100	3,624
Eastman Chemical Co.	15	1,045
Eaton Corp. PLC	90	7,873
eBay, Inc.	163	8,549
Ecolab, Inc.	71	14,125
Edison International	66	3,584
Edwards Lifesciences Corp. (b)	378	26,124
Eli Lilly & Co.	441	72,403
Emerson Electric Co.	474	29,402
Entergy Corp.	166	15,572
EOG Resources, Inc.	165	8,359
Equitable Holdings, Inc.	300	5,787
Equity LifeStyle Properties, Inc. REIT	160	9,997
Equity Residential REIT	438	25,763
Erie Indemnity Co. Class A	100	19,190
Essex Property Trust, Inc. REIT	45	10,313
Estee Lauder Cos., Inc. Class A	216	40,755
Everest Re Group, Ltd.	142	29,280
Evergy, Inc.	386	22,886
Eversource Energy	199	16,571

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Exelon Corp.	285	$10,343
Expeditors International of Washington, Inc.	225	17,109
Extra Space Storage, Inc. REIT	275	25,402
Exxon Mobil Corp.	1,713	76,605
F5 Networks, Inc. (b)	136	18,969
Facebook, Inc. Class A (b)	194	44,052
FactSet Research Systems, Inc.	34	11,168
Fair Isaac Corp. (b)	10	4,180
Fastenal Co.	551	23,605
Federal Realty Investment Trust REIT	21	1,789
FedEx Corp.	65	9,114
Ferguson PLC	190	15,523
Fidelity National Financial, Inc.	572	17,538
Fidelity National Information Services, Inc.	343	45,993
Fifth Third Bancorp	489	9,428
First Republic Bank	20	2,120
FirstEnergy Corp.	167	6,476
Fiserv, Inc. (b)	401	39,146
FleetCor Technologies, Inc. (b)	11	2,767
Ford Motor Co.	4,347	26,430
Fortinet, Inc. (b)	20	2,745
Fortive Corp.	1	68
Fox Corp. Class A	111	2,977
Franklin Resources, Inc.	232	4,865
Freeport-McMoRan, Inc.	449	5,195
Garmin, Ltd.	75	7,312
General Dynamics Corp.	239	35,721
General Electric Co.	2,628	17,949
General Mills, Inc.	267	16,461
General Motors Co.	1,232	31,170
Genuine Parts Co.	99	8,609
Gilead Sciences, Inc.	1,248	96,021
Goldman Sachs Group, Inc.	114	22,529
Halliburton Co.	508	6,594
Hartford Financial Services Group, Inc.	515	19,853
Hasbro, Inc.	65	4,872
HCA Healthcare, Inc.	80	7,765
Healthpeak Properties, Inc. REIT	188	5,181
HEICO Corp.	40	3,986
Henry Schein, Inc. (b)	179	10,452
Hershey Co.	430	55,737
Hess Corp.	45	2,331
Hewlett Packard Enterprise Co.	634	6,169
HollyFrontier Corp.	128	3,738
Home Depot, Inc.	238	59,621
Honeywell International, Inc.	510	73,741
Hormel Foods Corp.	1,353	65,309
Host Hotels & Resorts, Inc. REIT	182	1,964
Howmet Aerospace, Inc.	105	1,664
HP, Inc.	518	9,029
Humana, Inc.	63	24,428
Huntington Bancshares, Inc.	591	5,340
Security Description	Shares	Value
Huntington Ingalls Industries, Inc.	20	$3,490
IDEX Corp.	75	11,853
IDEXX Laboratories, Inc. (b)	20	6,603
Illinois Tool Works, Inc.	268	46,860
Illumina, Inc. (b)	95	35,183
Incyte Corp. (b)	80	8,318
Intel Corp.	3,599	215,328
Intercontinental Exchange, Inc.	311	28,488
International Business Machines Corp.	873	105,432
International Paper Co.	145	5,105
Interpublic Group of Cos., Inc.	173	2,969
Intuit, Inc.	277	82,045
Intuitive Surgical, Inc. (b)	68	38,748
Invesco, Ltd.	450	4,842
J.M. Smucker Co.	182	19,257
Jack Henry & Associates, Inc.	318	58,522
JB Hunt Transport Services, Inc.	29	3,490
Johnson & Johnson	2,481	348,903
Johnson Controls International PLC	187	6,384
JPMorgan Chase & Co.	1,142	107,417
Juniper Networks, Inc.	604	13,807
Kellogg Co.	586	38,711
KeyCorp	639	7,783
Keysight Technologies, Inc. (b)	430	43,335
Kimberly-Clark Corp.	211	29,825
Kinder Morgan, Inc.	473	7,175
KKR & Co., Inc.	90	2,779
KLA Corp.	130	25,282
Kraft Heinz Co.	364	11,608
Kroger Co.	449	15,199
L3Harris Technologies, Inc.	195	33,086
Lam Research Corp.	131	42,373
Lamb Weston Holdings, Inc.	194	12,402
Las Vegas Sands Corp.	231	10,520
Lear Corp.	75	8,176
Lennar Corp. Class A	75	4,622
Liberty Broadband Corp. Class C (b)	11	1,364
Liberty Media Corp.-Liberty SiriusXM Class C (b)	26	896
Lincoln National Corp.	141	5,187
LKQ Corp. (b)	151	3,956
Lockheed Martin Corp.	91	33,208
Loews Corp.	101	3,463
Lowe's Cos., Inc.	118	15,944
Lululemon Athletica, Inc. (b)	100	31,201
LyondellBasell Industries NV Class A	293	19,256
M&T Bank Corp.	105	10,917
Marathon Petroleum Corp.	474	17,718
Markel Corp. (b)	43	39,696
MarketAxess Holdings, Inc.	30	15,028
Marsh & McLennan Cos., Inc.	503	54,007
Mastercard, Inc. Class A	742	219,409
Maxim Integrated Products, Inc.	280	16,971

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
McCormick & Co., Inc.	213	$38,214
McDonald's Corp.	500	92,235
McKesson Corp.	124	19,024
Medtronic PLC	453	41,540
Merck & Co., Inc.	2,859	221,086
MetLife, Inc.	334	12,198
Mettler-Toledo International, Inc. (b)	15	12,083
MGM Resorts International	152	2,554
Micron Technology, Inc. (b)	482	24,833
Microsoft Corp.	2,532	515,287
Mohawk Industries, Inc. (b)	30	3,053
Molson Coors Beverage Co. Class B	60	2,062
Mondelez International, Inc. Class A	333	17,026
Monster Beverage Corp. (b)	334	23,153
Moody's Corp.	11	3,022
Morgan Stanley	378	18,257
Mosaic Co.	290	3,628
Motorola Solutions, Inc.	362	50,727
Mylan NV (b)	380	6,110
National Oilwell Varco, Inc.	285	3,491
National Retail Properties, Inc. REIT	113	4,009
NetApp, Inc.	158	7,010
Netflix, Inc. (b)	22	10,011
Newell Brands, Inc.	99	1,572
Newmont Corp.	1,761	108,724
NextEra Energy, Inc.	444	106,635
Nielsen Holdings PLC	151	2,244
NIKE, Inc. Class B	1,208	118,444
NiSource, Inc.	151	3,434
Norfolk Southern Corp.	56	9,832
Northrop Grumman Corp.	24	7,379
Nucor Corp.	80	3,313
NVIDIA Corp.	356	135,248
NVR, Inc. (b)	3	9,776
Occidental Petroleum Corp.	666	12,188
Old Dominion Freight Line, Inc.	82	13,906
Omnicom Group, Inc.	244	13,322
ONEOK, Inc.	120	3,986
Oracle Corp.	1,906	105,345
O'Reilly Automotive, Inc. (b)	59	24,879
Otis Worldwide Corp.	53	3,014
PACCAR, Inc.	66	4,940
Packaging Corp. of America	100	9,980
Palo Alto Networks, Inc. (b)	40	9,187
Parker-Hannifin Corp.	10	1,833
Paychex, Inc.	1,031	78,098
Paycom Software, Inc. (b)	38	11,770
PayPal Holdings, Inc. (b)	45	7,840
People's United Financial, Inc.	313	3,621
PepsiCo, Inc.	1,748	231,190
Pfizer, Inc.	5,389	176,220
Philip Morris International, Inc.	210	14,713
Phillips 66	203	14,596
Security Description	Shares	Value
Pinnacle West Capital Corp.	275	$20,155
Pioneer Natural Resources Co.	40	3,908
PNC Financial Services Group, Inc.	186	19,569
PPG Industries, Inc.	96	10,182
PPL Corp.	166	4,289
Principal Financial Group, Inc.	107	4,445
Procter & Gamble Co.	2,173	259,826
Progressive Corp.	788	63,127
Prologis, Inc. REIT	71	6,626
Prudential Financial, Inc.	206	12,545
Public Service Enterprise Group, Inc.	36	1,770
Public Storage REIT	343	65,818
PulteGroup, Inc.	126	4,288
QUALCOMM, Inc.	93	8,483
Quest Diagnostics, Inc.	27	3,077
Raymond James Financial, Inc.	75	5,162
Raytheon Technologies Corp.	215	13,248
Realty Income Corp. REIT	88	5,236
Regeneron Pharmaceuticals, Inc. (b)	200	124,730
Regions Financial Corp.	642	7,139
Reinsurance Group of America, Inc.	30	2,353
Republic Services, Inc.	881	72,286
ResMed, Inc.	106	20,352
Robert Half International, Inc.	142	7,502
Rockwell Automation, Inc.	40	8,520
Rollins, Inc.	111	4,705
Ross Stores, Inc.	430	36,653
Royal Caribbean Cruises, Ltd.	97	4,879
Schlumberger, Ltd.	514	9,452
Seagate Technology PLC	125	6,051
SEI Investments Co.	146	8,027
Sempra Energy	81	9,496
Signature Bank	20	2,138
Simon Property Group, Inc. REIT	41	2,804
Sirius XM Holdings, Inc. (a)	900	5,283
Skyworks Solutions, Inc.	152	19,435
Snap-on, Inc.	75	10,388
Southern Co.	1,374	71,242
Southwest Airlines Co.	96	3,281
Stanley Black & Decker, Inc.	20	2,788
Starbucks Corp.	462	33,999
State Street Corp. (f)	160	10,168
Steel Dynamics, Inc.	200	5,218
Stryker Corp.	85	15,316
SVB Financial Group (b)	40	8,621
Synchrony Financial	271	6,005
Sysco Corp.	181	9,893
T Rowe Price Group, Inc.	250	30,875
Take-Two Interactive Software, Inc. (b)	200	27,914
Target Corp.	426	51,090
TD Ameritrade Holding Corp.	205	7,458
Teradyne, Inc.	200	16,902
Texas Instruments, Inc.	935	118,717
Textron, Inc.	30	987

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Thermo Fisher Scientific, Inc.	40	$14,494
TJX Cos., Inc.	1,637	82,767
T-Mobile US, Inc. (b)	701	73,009
Tractor Supply Co.	46	6,062
Travelers Cos., Inc.	333	37,979
Truist Financial Corp.	587	22,042
Tyler Technologies, Inc. (b)	110	38,157
Tyson Foods, Inc. Class A	141	8,419
UDR, Inc. REIT	100	3,738
UGI Corp.	75	2,385
Ulta Beauty, Inc. (b)	56	11,392
Union Pacific Corp.	504	85,211
United Parcel Service, Inc. Class B	60	6,671
United Rentals, Inc. (b)	20	2,981
UnitedHealth Group, Inc.	723	213,249
Universal Health Services, Inc. Class B	65	6,038
US Bancorp	723	26,621
Valero Energy Corp.	222	13,058
Varian Medical Systems, Inc. (b)	28	3,431
Veeva Systems, Inc. Class A (b)	90	21,098
Ventas, Inc. REIT	119	4,358
VeriSign, Inc. (b)	95	19,649
Verizon Communications, Inc.	2,789	153,758
Vertex Pharmaceuticals, Inc. (b)	290	84,190
VF Corp.	270	16,454
ViacomCBS, Inc. Class B (a)	241	5,620
Visa, Inc. Class A	1,867	360,648
Voya Financial, Inc.	42	1,959
W.W. Grainger, Inc.	60	18,850
Walmart, Inc.	816	97,740
Walgreens Boots Alliance, Inc.	341	14,455
Walt Disney Co.	418	46,611
Waste Management, Inc.	926	98,073
Waters Corp. (b)	40	7,216
WEC Energy Group, Inc.	571	50,048
Wells Fargo & Co.	2,748	70,349
Welltower, Inc. REIT	101	5,227
West Pharmaceutical Services, Inc.	20	4,543
Western Digital Corp.	131	5,784
Western Union Co.	1,820	39,348
Westinghouse Air Brake Technologies Corp.	33	1,900
Westrock Co.	171	4,832
Weyerhaeuser Co. REIT	126	2,830
Whirlpool Corp. (a)	46	5,958
Williams Cos., Inc.	281	5,345
Willis Towers Watson PLC	45	8,863
WP Carey, Inc. REIT	86	5,818
WR Berkley Corp.	551	31,567
Xcel Energy, Inc.	1,036	64,750
Xilinx, Inc.	212	20,859
XPO Logistics, Inc. (b)	30	2,318
Yum! Brands, Inc.	85	7,387
Zimmer Biomet Holdings, Inc.	36	4,297
Zions Bancorp NA	75	2,550
Security Description	Shares	Value
Zoetis, Inc.	285	$39,056
		13,964,882
TOTAL COMMON STOCKS (Cost $24,301,945)		23,574,432

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
ACS Actividades de Construccion y Servicios SA (expiring 7/10/20) (b)	106	165
Repsol SA (expiring 7/9/20) (a) (b)	1,621	789
Telefonica SA (expiring 7/6/20) (b)	3,047	599
		1,553
UNITED STATES — 0.0% (c)
T-Mobile US, Inc. (expiring 07/27/20) (b)	701	118
TOTAL RIGHTS (Cost $1,984)		1,671
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (g) (h)	41,157	41,173
State Street Navigator Securities Lending Portfolio II (f) (i)	397,879	397,879
TOTAL SHORT-TERM INVESTMENTS (Cost $439,054)		439,052
TOTAL INVESTMENTS — 101.3% (Cost $24,742,983)		24,015,155
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(309,790)
NET ASSETS — 100.0%		$23,705,365
(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.2% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2020.
(i)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$23,566,523	$7,909	$—	$23,574,432
Rights	1,671	—	—	1,671
Short-Term Investments	439,052	—	—	439,052
TOTAL INVESTMENTS	$24,007,246	$7,909	$—	$24,015,155
Sector Breakdown as of June 30, 2020

% of Net Assets
Information Technology	20.4%
Financials	14.6
Health Care	14.0
Consumer Staples	11.3
Industrials	9.5
Communication Services	8.4
Consumer Discretionary	8.3
Materials	4.3
Utilities	3.9
Energy	2.5
Real Estate	2.3
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Corp.	60	$3,551	$11,627	$2,627	$(1,078)	$(1,305)	160	$10,168	$250
State Street Institutional Liquid Reserves Fund, Premier Class	30,335	30,339	1,089,449	1,078,526	(88)	(1)	41,157	41,173	395
State Street Navigator Securities Lending Portfolio II	—	—	2,455,041	2,057,162	—	—	397,879	397,879	1,031
State Street Navigator Securities Lending Portfolio III	307,622	307,622	294,669	602,291	—	—	—	—	119
Total		$341,512	$3,850,786	$3,740,606	$(1,166)	$(1,306)		$449,220	$1,795
See accompanying notes to schedule of investments.

SPDR SOLACTIVE CANADA ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.3%
CAE, Inc.	3,444	$55,681
AIRLINES — 0.2%
Air Canada (a)	3,052	37,982
AUTO COMPONENTS — 0.9%
Magna International, Inc.	3,615	160,472
BANKS — 22.7%
Bank of Montreal	8,258	438,123
Bank of Nova Scotia	15,656	645,781
Canadian Imperial Bank of Commerce	5,750	383,080
National Bank of Canada	4,310	194,678
Royal Bank of Canada	18,394	1,243,958
Toronto-Dominion Bank	23,403	1,041,107
		3,946,727
CAPITAL MARKETS — 3.4%
Brookfield Asset Management, Inc. Class A	17,263	566,307
IGM Financial, Inc. (b)	1,284	31,101
		597,408
CHEMICALS — 1.4%
Nutrien, Ltd. (b)	7,398	236,932
COMMERCIAL SERVICES & SUPPLIES — 2.1%
Ritchie Bros Auctioneers, Inc.	1,404	56,974
Waste Connections, Inc. (b)	3,395	317,041
		374,015
CONSTRUCTION & ENGINEERING — 0.5%
WSP Global, Inc.	1,363	83,321
CONTAINERS & PACKAGING — 0.4%
CCL Industries, Inc. Class B	1,885	60,730
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Onex Corp.	1,075	48,407
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.4%
BCE, Inc.	11,673	485,261
TELUS Corp.	16,419	274,494
		759,755
ELECTRIC UTILITIES — 2.4%
Emera, Inc.	3,116	122,215
Fortis, Inc.	5,962	226,004
Hydro One, Ltd. (b) (c)	4,047	75,859
		424,078
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.0%
Canadian Apartment Properties REIT	2,185	77,951
Choice Properties Real Estate Investment Trust	3,264	30,531
RioCan Real Estate Investment Trust	4,019	45,325
Security Description	Shares	Value
SmartCentres Real Estate Investment Trust	1,238	$19,006
		172,813
FOOD & STAPLES RETAILING — 4.0%
Alimentation Couche-Tard, Inc. Class B	10,880	340,060
Empire Co., Ltd. Class A	2,177	51,964
George Weston, Ltd.	926	67,614
Loblaw Cos., Ltd.	2,122	103,000
Metro, Inc.	3,244	133,380
		696,018
FOOD PRODUCTS — 0.5%
Saputo, Inc. (b)	3,580	85,084
GAS UTILITIES — 0.2%
AltaGas, Ltd. (b)	3,599	41,354
HOTELS, RESTAURANTS & LEISURE — 1.1%
Restaurant Brands International, Inc.	3,606	195,629
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Northland Power, Inc. (b)	2,314	57,731
INSURANCE — 6.4%
Fairfax Financial Holdings, Ltd.	322	99,160
Great-West Lifeco, Inc.	2,949	51,532
iA Financial Corp., Inc.	1,372	45,794
Intact Financial Corp.	1,831	173,703
Manulife Financial Corp.	25,093	340,285
Power Corp. of Canada	7,045	123,520
Sun Life Financial, Inc.	7,596	278,241
		1,112,235
IT SERVICES — 8.5%
CGI, Inc. (a)	3,072	192,914
Shopify, Inc. Class A (a)	1,352	1,280,300
		1,473,214
MEDIA — 0.8%
Quebecor, Inc. Class B	2,262	48,445
Shaw Communications, Inc. Class B	5,916	96,168
		144,613
METALS & MINING — 10.4%
Agnico Eagle Mines, Ltd.	3,058	195,178
Barrick Gold Corp.	21,961	589,013
First Quantum Minerals, Ltd.	7,072	56,181
Franco-Nevada Corp. (b)	2,407	335,160
Kinross Gold Corp. (a)	16,073	115,650
Kirkland Lake Gold, Ltd.	3,511	144,100
Lundin Mining Corp.	8,214	43,904
Teck Resources, Ltd. Class B	6,965	72,718
Wheaton Precious Metals Corp. (b)	5,781	253,439
		1,805,343
MULTI-UTILITIES — 0.9%
Algonquin Power & Utilities Corp.	6,692	86,229
Atco, Ltd. Class I	1,323	39,117

See accompanying notes to schedule of investments.

SPDR SOLACTIVE CANADA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Canadian Utilities, Ltd. Class A	1,554	$38,565
		163,911
MULTILINE RETAIL — 1.1%
Canadian Tire Corp., Ltd. Class A (b)	734	63,398
Dollarama, Inc.	3,717	123,245
		186,643
OIL, GAS & CONSUMABLE FUELS — 13.4%
Cameco Corp.	5,074	51,858
Canadian Natural Resources, Ltd.	14,990	259,188
Cenovus Energy, Inc.	13,241	61,733
Enbridge, Inc.	26,100	791,049
Husky Energy, Inc.	3,830	12,542
Imperial Oil, Ltd.	2,952	47,336
Inter Pipeline, Ltd. (b)	5,441	50,495
Keyera Corp. (b)	2,755	41,810
Pembina Pipeline Corp. (b)	7,033	175,257
Suncor Energy, Inc.	19,598	329,367
TC Energy Corp.	12,116	515,953
		2,336,588
PHARMACEUTICALS — 0.3%
Canopy Growth Corp. (a) (b)	2,815	45,449
PROFESSIONAL SERVICES — 0.8%
Thomson Reuters Corp.	2,133	144,455
ROAD & RAIL — 7.1%
Canadian National Railway Co.	8,987	792,532
Canadian Pacific Railway, Ltd.	1,770	448,764
		1,241,296
SOFTWARE — 2.5%
Constellation Software, Inc.	252	283,618
Open Text Corp.	3,414	144,506
		428,124
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Canada Goose Holdings, Inc. (a) (b)	736	17,033
Gildan Activewear, Inc.	2,490	38,447
		55,480
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 1.1%
Rogers Communications, Inc. Class B	4,661	$186,680
TOTAL COMMON STOCKS (Cost $18,375,052)		17,358,168
SHORT-TERM INVESTMENTS — 5.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (d) (e)	8,818	8,821
State Street Navigator Securities Lending Portfolio II (f) (g)	883,729	883,729
TOTAL SHORT-TERM INVESTMENTS (Cost $892,550)		892,550
TOTAL INVESTMENTS — 104.8% (Cost $19,267,602)		18,250,718
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(843,793)
NET ASSETS — 100.0%		$17,406,925
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$17,358,168	$—	$—	$17,358,168
Short-Term Investments	892,550	—	—	892,550
TOTAL INVESTMENTS	$18,250,718	$—	$—	$18,250,718
See accompanying notes to schedule of investments.

SPDR SOLACTIVE CANADA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	13,772	$13,773	$655,758	$660,690	$(20)	$—	8,818	$8,821	$266
State Street Navigator Securities Lending Portfolio II	—	—	11,178,764	10,295,035	—	—	883,729	883,729	14,539
State Street Navigator Securities Lending Portfolio III	916,834	916,834	274,760	1,191,594	—	—	—	—	2,665
Total		$930,607	$12,109,282	$12,147,319	$(20)	$—		$892,550	$17,470
See accompanying notes to schedule of investments.

SPDR SOLACTIVE GERMANY ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.7%
AEROSPACE & DEFENSE — 0.8%
MTU Aero Engines AG (a)	317	$54,883
AIR FREIGHT & LOGISTICS — 3.2%
Deutsche Post AG	5,964	218,035
AUTO COMPONENTS — 0.9%
Continental AG (a)	658	64,414
AUTOMOBILES — 8.6%
Bayerische Motoren Werke AG (b)	1,932	123,295
Bayerische Motoren Werke AG Preference Shares (b)	338	16,392
Daimler AG	4,817	195,552
Porsche Automobil Holding SE Preference Shares	923	53,036
Volkswagen AG (b)	176	28,327
Volkswagen AG Preference Shares (b)	1,113	168,684
		585,286
CAPITAL MARKETS — 4.4%
Deutsche Bank AG (a)	10,763	102,317
Deutsche Boerse AG	1,099	198,791
		301,108
CHEMICALS — 6.9%
BASF SE	5,572	312,159
Covestro AG (a) (c)	1,019	38,741
Evonik Industries AG	1,155	29,330
Symrise AG	752	87,417
		467,647
CONSTRUCTION & ENGINEERING — 0.3%
HOCHTIEF AG	211	18,710
CONSTRUCTION MATERIALS — 0.7%
HeidelbergCement AG	891	47,575
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.1%
Deutsche Telekom AG	19,670	330,170
Telefonica Deutschland Holding AG	4,991	14,726
		344,896
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Sartorius AG Preference Shares	206	67,698
Siemens Healthineers AG (c)	905	43,352
		111,050
HEALTH CARE PROVIDERS & SERVICES — 3.2%
Fresenius Medical Care AG & Co. KGaA	1,213	103,950
Fresenius SE & Co. KGaA	2,317	114,815
		218,765
HOUSEHOLD PRODUCTS — 2.2%
Henkel AG & Co. KGaA Preference Shares (b)	1,061	98,765
Henkel AG & Co. KGaA (b)	608	50,635
		149,400
Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 8.5%
Siemens AG	4,936	$580,776
INSURANCE — 12.0%
Allianz SE	2,528	516,075
Hannover Rueck SE	366	63,059
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	876	227,670
Talanx AG (a)	320	11,889
		818,693
INTERNET & DIRECT MARKETING RETAIL — 2.0%
Delivery Hero SE (a) (c)	744	76,009
Zalando SE (a) (c)	900	63,460
		139,469
MACHINERY — 0.4%
Knorr-Bremse AG	290	29,389
MARINE — 0.2%
Hapag-Lloyd AG (c)	199	11,600
MEDIA — 0.1%
RTL Group SA	232	7,426
MULTI-UTILITIES — 3.9%
E.ON SE	13,451	151,301
RWE AG	3,357	117,298
		268,599
PERSONAL PRODUCTS — 1.0%
Beiersdorf AG	599	68,017
PHARMACEUTICALS — 7.8%
Bayer AG	5,967	440,914
Merck KGaA	783	90,845
		531,759
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.4%
Deutsche Wohnen SE	2,187	98,130
Vonovia SE	3,297	202,111
		300,241
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Infineon Technologies AG	7,594	178,047
SOFTWARE — 12.7%
SAP SE	6,200	865,706
TEXTILES, APPAREL & LUXURY GOODS — 4.2%
Adidas AG (a)	1,090	285,981
TOTAL COMMON STOCKS (Cost $7,553,232)		6,667,472

See accompanying notes to schedule of investments.

SPDR SOLACTIVE GERMANY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0% (d)
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (e) (f) (Cost $1,611)	1,610	$1,611
TOTAL INVESTMENTS — 97.7% (Cost $7,554,843)		6,669,083
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.3%		158,424
NET ASSETS — 100.0%		$6,827,507
(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.4% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,667,472	$—	$—	$6,667,472
Short-Term Investment	1,611	—	—	1,611
TOTAL INVESTMENTS	$6,669,083	$—	$—	$6,669,083
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	855	$855	$99,593	$98,830	$(7)	$—	1,610	$1,611	$13
See accompanying notes to schedule of investments.

SPDR SOLACTIVE HONG KONG ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AIRLINES — 0.1%
Cathay Pacific Airways, Ltd. (a)	14,000	$13,548
AUTOMOBILES — 1.6%
Geely Automobile Holdings, Ltd.	118,000	185,744
BANKS — 3.1%
Bank of East Asia, Ltd.	31,481	71,895
Hang Seng Bank, Ltd.	16,700	280,328
		352,223
BEVERAGES — 1.0%
Budweiser Brewing Co. APAC, Ltd. (b)	38,600	112,307
CAPITAL MARKETS — 10.8%
Hong Kong Exchanges & Clearing, Ltd.	29,133	1,240,430
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
HKT Trust & HKT, Ltd. Stapled Security	79,000	115,588
ELECTRIC UTILITIES — 6.2%
CK Infrastructure Holdings, Ltd.	14,000	72,073
CLP Holdings, Ltd.	42,000	411,847
HK Electric Investments & HK Electric Investments, Ltd. Class SS Stapled Security	52,000	53,943
Power Assets Holdings, Ltd.	31,500	171,309
		709,172
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.4%
Link REIT	47,500	388,252
FOOD & STAPLES RETAILING — 0.9%
Dairy Farm International Holdings, Ltd.	7,000	32,550
Sun Art Retail Group, Ltd.	39,500	67,477
		100,027
FOOD PRODUCTS — 1.6%
WH Group, Ltd. (b)	218,000	186,766
GAS UTILITIES — 4.4%
China Gas Holdings, Ltd.	43,000	132,599
Hong Kong & China Gas Co., Ltd.	238,000	368,494
		501,093
HEALTH CARE TECHNOLOGY — 2.3%
Alibaba Health Information Technology, Ltd. (c)	92,000	268,268
HOTELS, RESTAURANTS & LEISURE — 7.4%
Galaxy Entertainment Group, Ltd.	49,000	333,497
Melco Resorts & Entertainment, Ltd. ADR	10,541	163,596
MGM China Holdings, Ltd. (a)	18,800	24,256
Sands China, Ltd.	56,000	219,652
SJM Holdings, Ltd.	42,000	46,604
Security Description	Shares	Value
Wynn Macau, Ltd.	32,800	$56,455
		844,060
HOUSEHOLD DURABLES — 0.7%
Haier Electronics Group Co., Ltd.	28,000	84,718
INDUSTRIAL CONGLOMERATES — 7.2%
CK Hutchison Holdings, Ltd.	61,500	395,164
Fosun International, Ltd.	55,500	70,606
Jardine Matheson Holdings, Ltd.	5,800	242,092
Jardine Strategic Holdings, Ltd.	4,000	86,200
NWS Holdings, Ltd.	32,000	27,622
		821,684
INSURANCE — 22.7%
AIA Group, Ltd.	279,000	2,602,649
MACHINERY — 2.7%
Techtronic Industries Co., Ltd.	31,500	308,072
PHARMACEUTICALS — 4.6%
CSPC Pharmaceutical Group, Ltd.	132,000	249,338
Sino Biopharmaceutical, Ltd.	145,000	273,145
		522,483
REAL ESTATE MANAGEMENT & DEVELOPMENT — 15.5%
CK Asset Holdings, Ltd.	56,000	333,813
Hang Lung Properties, Ltd.	42,000	99,494
Henderson Land Development Co., Ltd.	30,700	116,455
Hongkong Land Holdings, Ltd.	26,900	111,097
Kerry Properties, Ltd.	13,000	33,546
New World Development Co., Ltd.	32,250	153,127
Shimao Group Holdings, Ltd.	27,000	114,264
Sino Land Co., Ltd.	69,450	87,367
Sun Hung Kai Properties, Ltd.	33,500	427,695
Swire Pacific, Ltd. Class A	11,500	60,984
Swire Pacific, Ltd. Class B	20,000	19,070
Swire Properties, Ltd.	24,000	60,941
Wharf Holdings, Ltd. (a)	24,000	48,802
Wharf Real Estate Investment Co., Ltd. (a)	23,000	109,800
		1,776,455
ROAD & RAIL — 1.6%
MTR Corp., Ltd.	35,000	181,312
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
ASM Pacific Technology, Ltd.	7,000	73,473
SPECIALTY RETAIL — 0.2%
Chow Tai Fook Jewellery Group, Ltd.	24,200	23,137
TOTAL COMMON STOCKS (Cost $11,838,037)		11,411,461
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (d) (e)	1,520	1,521

See accompanying notes to schedule of investments.

SPDR SOLACTIVE HONG KONG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	23,490	$23,490
TOTAL SHORT-TERM INVESTMENTS (Cost $25,011)		25,011
TOTAL INVESTMENTS — 99.8% (Cost $11,863,048)		11,436,472
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		20,799
NET ASSETS — 100.0%		$11,457,271
(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.6% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$11,411,461	$—	$—	$11,411,461
Short-Term Investments	25,011	—	—	25,011
TOTAL INVESTMENTS	$11,436,472	$—	$—	$11,436,472
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	491	$491	$225,337	$224,297	$(10)	$—	1,520	$1,521	$94
State Street Navigator Securities Lending Portfolio II	—	—	25,515	2,025	—	—	23,490	23,490	46
Total		$491	$250,852	$226,322	$(10)	$—		$25,011	$140
See accompanying notes to schedule of investments.

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AIR FREIGHT & LOGISTICS — 0.4%
SG Holdings Co., Ltd.	300	$9,788
Yamato Holdings Co., Ltd.	800	17,278
		27,066
AIRLINES — 0.4%
ANA Holdings, Inc. (a)	600	13,631
Japan Airlines Co., Ltd.	700	12,601
		26,232
AUTO COMPONENTS — 2.3%
Aisin Seiki Co., Ltd.	400	11,642
Bridgestone Corp. (b)	1,200	38,586
Denso Corp.	1,000	38,977
JTEKT Corp.	500	3,879
Koito Manufacturing Co., Ltd.	300	12,068
NGK Spark Plug Co., Ltd.	400	5,725
NOK Corp.	200	2,471
Stanley Electric Co., Ltd.	300	7,216
Sumitomo Electric Industries, Ltd.	1,600	18,383
Sumitomo Rubber Industries, Ltd. (b)	300	2,953
Toyoda Gosei Co., Ltd.	200	4,156
Toyota Boshoku Corp.	200	2,682
Toyota Industries Corp.	300	15,878
Yokohama Rubber Co., Ltd.	300	4,210
		168,826
AUTOMOBILES — 6.8%
Honda Motor Co., Ltd. (b)	3,400	86,840
Isuzu Motors, Ltd.	1,200	10,826
Mazda Motor Corp.	1,300	7,784
Mitsubishi Motors Corp.	1,400	3,452
Nissan Motor Co., Ltd.	5,100	18,871
Subaru Corp.	1,300	27,010
Suzuki Motor Corp.	800	27,118
Toyota Motor Corp.	4,800	300,853
Yamaha Motor Co., Ltd.	600	9,388
		492,142
BANKS — 4.2%
Aozora Bank, Ltd.	300	5,217
Chiba Bank, Ltd.	1,600	7,534
Concordia Financial Group, Ltd.	2,400	7,675
Fukuoka Financial Group, Inc.	400	6,307
Mebuki Financial Group, Inc.	2,400	5,561
Mitsubishi UFJ Financial Group, Inc.	24,500	95,743
Mizuho Financial Group, Inc.	49,000	60,044
Resona Holdings, Inc. (b)	4,800	16,364
Seven Bank, Ltd.	1,300	3,555
Shizuoka Bank, Ltd.	1,000	6,423
Sumitomo Mitsui Financial Group, Inc.	2,700	75,881
Sumitomo Mitsui Trust Holdings, Inc.	600	16,823
		307,127
BEVERAGES — 1.2%
Asahi Group Holdings, Ltd.	900	31,500
Coca-Cola Bottlers Japan Holdings, Inc.	200	3,622
Security Description	Shares	Value
Ito En, Ltd.	100	$5,636
Kirin Holdings Co., Ltd.	1,800	37,949
Suntory Beverage & Food, Ltd.	200	7,795
		86,502
BIOTECHNOLOGY — 0.1%
PeptiDream, Inc. (a)	100	4,579
BUILDING PRODUCTS — 1.7%
AGC, Inc.	400	11,364
Daikin Industries, Ltd.	600	96,408
LIXIL Group Corp.	500	6,980
TOTO, Ltd.	300	11,443
		126,195
CAPITAL MARKETS — 1.1%
Daiwa Securities Group, Inc.	3,500	14,589
Japan Exchange Group, Inc.	1,200	27,718
Nomura Holdings, Inc.	7,200	32,194
SBI Holdings, Inc.	400	8,632
		83,133
CHEMICALS — 4.4%
Air Water, Inc.	400	5,639
Asahi Kasei Corp.	2,800	22,725
Daicel Corp.	600	4,633
DIC Corp.	200	5,007
JSR Corp.	400	7,712
Kansai Paint Co., Ltd.	400	8,428
Kuraray Co., Ltd.	800	8,342
Mitsubishi Chemical Holdings Corp.	3,000	17,446
Mitsubishi Gas Chemical Co., Inc.	400	6,043
Mitsui Chemicals, Inc.	500	10,414
Nippon Paint Holdings Co., Ltd.	400	29,068
Nissan Chemical Corp.	200	10,233
Nitto Denko Corp.	400	22,617
Shin-Etsu Chemical Co., Ltd.	900	105,070
Showa Denko KK	300	6,718
Sumitomo Chemical Co., Ltd.	3,600	10,745
Taiyo Nippon Sanso Corp.	400	6,678
Teijin, Ltd.	400	6,355
Toray Industries, Inc.	3,200	15,053
Tosoh Corp.	600	8,175
		317,101
COMMERCIAL SERVICES & SUPPLIES — 1.0%
Dai Nippon Printing Co., Ltd.	500	11,443
Park24 Co., Ltd.	300	5,130
Secom Co., Ltd.	500	43,672
Sohgo Security Services Co., Ltd.	100	4,653
Toppan Printing Co., Ltd.	600	9,994
		74,892
CONSTRUCTION & ENGINEERING — 0.8%
JGC Holdings Corp.	500	5,256
Kajima Corp.	1,000	11,901
Obayashi Corp.	1,400	13,081
Shimizu Corp.	1,300	10,664

See accompanying notes to schedule of investments.

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Taisei Corp.	400	$14,534
		55,436
CONSUMER FINANCE — 0.1%
Acom Co., Ltd.	700	2,667
AEON Financial Service Co., Ltd.	300	3,267
Credit Saison Co., Ltd. (b)	400	4,568
		10,502
CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Group Holdings, Ltd.	400	4,509
DIVERSIFIED CONSUMER SERVICES — 0.1%
Benesse Holdings, Inc.	200	5,358
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,100	5,200
ORIX Corp.	2,700	33,248
Tokyo Century Corp.	100	5,107
		43,555
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
Nippon Telegraph & Telephone Corp.	5,000	116,582
ELECTRIC UTILITIES — 1.0%
Chubu Electric Power Co., Inc.	1,500	18,798
Chugoku Electric Power Co., Inc.	700	9,350
Kansai Electric Power Co., Inc.	1,600	15,498
Kyushu Electric Power Co., Inc.	900	7,549
Tohoku Electric Power Co., Inc.	1,100	10,461
Tokyo Electric Power Co. Holdings, Inc. (a)	3,100	9,511
		71,167
ELECTRICAL EQUIPMENT — 1.9%
Fuji Electric Co., Ltd.	200	5,458
Mabuchi Motor Co., Ltd.	100	3,179
Mitsubishi Electric Corp.	4,200	54,483
Nidec Corp.	1,100	73,371
		136,491
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.3%
Alps Alpine Co., Ltd.	400	5,117
Hamamatsu Photonics KK (b)	300	12,986
Hirose Electric Co., Ltd.	105	11,504
Hitachi, Ltd.	2,000	63,086
Keyence Corp.	400	166,956
Kyocera Corp.	700	38,054
Murata Manufacturing Co., Ltd.	1,300	76,107
Omron Corp.	400	26,769
Shimadzu Corp.	600	15,950
TDK Corp.	300	29,698
Yokogawa Electric Corp. (b)	600	9,343
		455,570
ENTERTAINMENT — 1.9%
Konami Holdings Corp.	200	6,655
Nexon Co., Ltd.	900	20,330
Security Description	Shares	Value
Nintendo Co., Ltd.	200	$89,002
Square Enix Holdings Co., Ltd.	200	10,085
Toho Co., Ltd.	300	10,831
		136,903
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.8%
Daiwa House REIT Investment Corp.	3	7,063
GLP J-REIT	7	10,154
Japan Retail Fund Investment Corp. REIT	5	6,234
Nippon Prologis REIT, Inc.	4	12,161
Nomura Real Estate Master Fund, Inc. REIT	8	9,596
Orix JREIT, Inc.	5	6,553
United Urban Investment Corp. REIT	5	5,367
		57,128
FOOD & STAPLES RETAILING — 1.8%
Aeon Co., Ltd.	1,400	32,507
FamilyMart Co., Ltd.	400	6,855
Lawson, Inc.	100	5,014
Matsumotokiyoshi Holdings Co., Ltd.	100	3,629
Seven & i Holdings Co., Ltd.	1,600	52,204
Sundrug Co., Ltd.	200	6,618
Tsuruha Holdings, Inc.	100	13,765
Welcia Holdings Co., Ltd.	100	8,055
		128,647
FOOD PRODUCTS — 1.6%
Ajinomoto Co., Inc.	1,100	18,271
Calbee, Inc.	100	2,765
Ezaki Glico Co., Ltd.	100	4,764
Kewpie Corp.	200	3,772
MEIJI Holdings Co., Ltd.	300	23,859
NH Foods, Ltd.	200	8,018
Nichirei Corp.	200	5,812
Nisshin Seifun Group, Inc.	500	7,457
Nissin Foods Holdings Co., Ltd.	100	8,852
Toyo Suisan Kaisha, Ltd.	200	11,179
Yakult Honsha Co., Ltd.	300	17,658
Yamazaki Baking Co., Ltd.	300	5,161
		117,568
GAS UTILITIES — 0.5%
Osaka Gas Co., Ltd.	800	15,780
Tokyo Gas Co., Ltd.	800	19,131
		34,911
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Asahi Intecc Co., Ltd.	400	11,364
Hoya Corp.	800	76,081
Olympus Corp.	2,800	53,867
Sysmex Corp.	300	22,885
Terumo Corp.	1,400	52,958
		217,155

See accompanying notes to schedule of investments.

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 0.3%
Alfresa Holdings Corp.	400	$8,346
Medipal Holdings Corp.	400	7,697
Suzuken Co., Ltd.	200	7,452
		23,495
HEALTH CARE TECHNOLOGY — 0.5%
M3, Inc.	900	38,249
HOTELS, RESTAURANTS & LEISURE — 0.9%
McDonald's Holdings Co. Japan, Ltd.	200	10,789
Oriental Land Co., Ltd.	400	52,797
		63,586
HOUSEHOLD DURABLES — 4.0%
Casio Computer Co., Ltd.	400	6,933
Haseko Corp.	600	7,552
Iida Group Holdings Co., Ltd.	300	4,591
Nikon Corp.	800	6,689
Panasonic Corp.	4,700	40,933
Sekisui Chemical Co., Ltd.	900	12,864
Sekisui House, Ltd.	1,200	22,830
Sharp Corp.	400	4,249
Sony Corp.	2,700	184,797
		291,438
HOUSEHOLD PRODUCTS — 0.8%
Lion Corp.	500	11,990
Pigeon Corp. (b)	300	11,596
Unicharm Corp.	900	36,872
		60,458
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Electric Power Development Co., Ltd.	300	5,687
INDUSTRIAL CONGLOMERATES — 0.5%
Toshiba Corp.	1,200	38,207
INSURANCE — 2.6%
Dai-ichi Life Holdings, Inc.	2,300	27,352
Japan Post Holdings Co., Ltd.	3,000	21,320
Japan Post Insurance Co., Ltd.	200	2,619
MS&AD Insurance Group Holdings, Inc.	1,100	30,191
Sompo Holdings, Inc.	700	24,053
Sony Financial Holdings, Inc.	400	9,621
T&D Holdings, Inc.	1,200	10,244
Tokio Marine Holdings, Inc.	1,400	60,965
		186,365
INTERACTIVE MEDIA & SERVICES — 0.6%
Kakaku.com, Inc.	300	7,588
LINE Corp. (a)	100	5,024
Z Holdings Corp.	5,700	27,791
		40,403
INTERNET & DIRECT MARKETING RETAIL — 0.2%
Rakuten, Inc.	1,700	14,938
Security Description	Shares	Value
ZOZO, Inc.	100	$2,221
		17,159
IT SERVICES — 2.0%
Fujitsu, Ltd.	400	46,790
Itochu Techno-Solutions Corp.	200	7,489
NEC Corp.	500	23,961
Nomura Research Institute, Ltd. (b)	800	21,705
NTT Data Corp.	1,400	15,559
Obic Co., Ltd.	100	17,491
Otsuka Corp.	200	10,530
SCSK Corp.	100	4,857
		148,382
LEISURE EQUIPMENT & PRODUCTS — 1.1%
Bandai Namco Holdings, Inc. (b)	400	21,011
Sega Sammy Holdings, Inc.	300	3,587
Shimano, Inc.	200	38,467
Yamaha Corp.	300	14,099
		77,164
MACHINERY — 5.1%
Amada Co., Ltd.	900	7,350
Daifuku Co., Ltd.	300	26,195
Ebara Corp.	200	4,681
FANUC Corp.	400	71,409
Hino Motors, Ltd.	500	3,374
Hitachi Construction Machinery Co., Ltd.	200	5,524
Hoshizaki Corp.	100	8,565
Komatsu, Ltd.	2,000	40,849
Kubota Corp.	2,600	38,752
Makita Corp.	500	18,144
MINEBEA MITSUMI, Inc.	900	16,292
MISUMI Group, Inc.	600	14,983
Mitsubishi Heavy Industries, Ltd.	600	14,143
Nabtesco Corp. (b)	300	9,232
NGK Insulators, Ltd.	600	8,275
NSK, Ltd.	1,000	7,406
SMC Corp.	100	51,147
THK Co., Ltd.	200	4,939
Yaskawa Electric Corp.	500	17,264
		368,524
MARINE — 0.1%
Nippon Yusen KK	600	8,431
MEDIA — 0.5%
CyberAgent, Inc. (b)	200	9,807
Dentsu Group, Inc. (b)	400	9,473
Fuji Media Holdings, Inc.	300	2,886
Hakuhodo DY Holdings, Inc.	400	4,750
Nippon Television Holdings, Inc.	300	3,242
Tokyo Broadcasting System Holdings, Inc.	200	3,190
		33,348
METALS & MINING — 0.7%
Hitachi Metals, Ltd.	500	5,946

See accompanying notes to schedule of investments.

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
JFE Holdings, Inc.	1,100	$7,871
Mitsubishi Materials Corp.	300	6,326
Nippon Steel Corp.	1,800	16,910
Sumitomo Metal Mining Co., Ltd.	500	13,946
		50,999
MULTILINE RETAIL — 0.7%
Isetan Mitsukoshi Holdings, Ltd. (b)	800	4,583
Izumi Co., Ltd.	100	3,161
J Front Retailing Co., Ltd.	600	3,993
Marui Group Co., Ltd.	500	9,019
Pan Pacific International Holdings Corp.	1,200	26,350
		47,106
OIL, GAS & CONSUMABLE FUELS — 0.7%
Idemitsu Kosan Co., Ltd.	464	9,836
Inpex Corp.	2,000	12,363
JXTG Holdings, Inc.	7,100	25,140
		47,339
PAPER & FOREST PRODUCTS — 0.1%
Oji Holdings Corp.	2,100	9,752
PERSONAL PRODUCTS — 2.0%
Kao Corp.	1,000	79,158
Kobayashi Pharmaceutical Co., Ltd.	100	8,787
Pola Orbis Holdings, Inc.	200	3,478
Shiseido Co., Ltd.	800	50,684
		142,107
PHARMACEUTICALS — 8.1%
Astellas Pharma, Inc.	4,000	66,719
Chugai Pharmaceutical Co., Ltd.	1,500	80,155
Daiichi Sankyo Co., Ltd.	1,300	106,111
Eisai Co., Ltd.	600	47,528
Hisamitsu Pharmaceutical Co., Inc. (b)	200	10,771
Kyowa Kirin Co., Ltd.	600	15,733
Nippon Shinyaku Co., Ltd.	200	16,258
Ono Pharmaceutical Co., Ltd.	800	23,262
Otsuka Holdings Co., Ltd.	900	39,200
Santen Pharmaceutical Co., Ltd.	800	14,705
Shionogi & Co., Ltd.	600	37,540
Sumitomo Dainippon Pharma Co., Ltd.	400	5,524
Taisho Pharmaceutical Holdings Co., Ltd.	100	6,118
Takeda Pharmaceutical Co., Ltd.	3,300	117,703
		587,327
PROFESSIONAL SERVICES — 1.4%
Nihon M&A Center, Inc.	300	13,542
Persol Holdings Co., Ltd.	300	4,116
Recruit Holdings Co., Ltd.	2,500	85,322
		102,980
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.2%
Aeon Mall Co., Ltd.	200	2,651
Daito Trust Construction Co., Ltd.	200	18,369
Daiwa House Industry Co., Ltd.	1,300	30,631
Security Description	Shares	Value
Hulic Co., Ltd. (b)	800	$7,504
Mitsubishi Estate Co., Ltd.	2,700	40,105
Mitsui Fudosan Co., Ltd.	1,900	33,629
Nomura Real Estate Holdings, Inc.	200	3,708
Sumitomo Realty & Development Co., Ltd.	700	19,225
Tokyu Fudosan Holdings Corp.	1,100	5,139
		160,961
ROAD & RAIL — 3.8%
Central Japan Railway Co.	400	61,881
East Japan Railway Co.	800	55,422
Hankyu Hanshin Holdings, Inc.	500	16,893
Keikyu Corp.	500	7,652
Keisei Electric Railway Co., Ltd.	300	9,385
Kintetsu Group Holdings Co., Ltd.	400	17,963
Kyushu Railway Co.	400	10,378
Nagoya Railroad Co., Ltd.	400	11,290
Odakyu Electric Railway Co., Ltd.	800	19,658
Seibu Holdings, Inc.	500	5,427
Tobu Railway Co., Ltd.	500	16,522
Tokyu Corp.	1,300	18,280
West Japan Railway Co.	400	22,416
		273,167
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Advantest Corp.	400	22,691
Disco Corp.	100	24,183
Renesas Electronics Corp. (a)	1,700	8,682
Rohm Co., Ltd.	200	13,236
SCREEN Holdings Co., Ltd.	100	4,662
SUMCO Corp. (b)	500	7,643
Tokyo Electron, Ltd.	300	73,523
		154,620
SOFTWARE — 0.2%
Trend Micro, Inc.	300	16,740
SPECIALTY RETAIL — 1.5%
Fast Retailing Co., Ltd.	100	57,191
Nitori Holdings Co., Ltd. (b)	200	39,162
USS Co., Ltd.	500	7,985
Yamada Denki Co., Ltd.	1,400	6,943
		111,281
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
Brother Industries, Ltd.	500	9,000
Canon, Inc. (b)	2,200	43,527
FUJIFILM Holdings Corp.	800	34,185
Konica Minolta, Inc.	1,100	3,793
Ricoh Co., Ltd.	1,500	10,692
Seiko Epson Corp.	600	6,857
		108,054
TOBACCO — 0.6%
Japan Tobacco, Inc. (b)	2,400	44,525

See accompanying notes to schedule of investments.

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 3.4%
ITOCHU Corp.	3,200	$68,858
Marubeni Corp.	3,600	16,267
Mitsubishi Corp.	2,900	61,019
Mitsui & Co., Ltd.	3,500	51,729
MonotaRO Co., Ltd.	200	8,008
Sojitz Corp.	2,400	5,228
Sumitomo Corp.	2,400	27,463
Toyota Tsusho Corp.	400	10,118
		248,690
WIRELESS TELECOMMUNICATION SERVICES — 5.2%
KDDI Corp.	3,600	107,915
NTT DOCOMO, Inc.	2,500	66,784
Softbank Corp.	3,300	42,059
SoftBank Group Corp.	3,100	156,602
		373,360
TOTAL COMMON STOCKS (Cost $8,101,374)		7,185,181
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	468	468
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	133,285	$133,285
TOTAL SHORT-TERM INVESTMENTS (Cost $133,753)		133,753
TOTAL INVESTMENTS — 101.0% (Cost $8,235,127)		7,318,934
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(73,359)
NET ASSETS — 100.0%		$7,245,575
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,185,181	$—	$—	$7,185,181
Short-Term Investments	133,753	—	—	133,753
TOTAL INVESTMENTS	$7,318,934	$—	$—	$7,318,934
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	631	$631	$183,381	$183,540	$(4)	$—	468	$468	$54
State Street Navigator Securities Lending Portfolio II	—	—	1,360,941	1,227,656	—	—	133,285	133,285	437
State Street Navigator Securities Lending Portfolio III	743,609	743,609	132,063	875,672	—	—	—	—	62
Total		$744,240	$1,676,385	$2,286,868	$(4)	$—		$133,753	$553
See accompanying notes to schedule of investments.

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.4%
BAE Systems PLC	18,483	$110,397
Rolls-Royce Holdings PLC	11,324	39,933
		150,330
AIRLINES — 0.3%
easyJet PLC (a)	1,558	13,090
International Consolidated Airlines Group SA	8,178	22,453
		35,543
AUTOMOBILES — 0.6%
Fiat Chrysler Automobiles NV (b)	6,409	64,381
BANKS — 9.1%
Barclays PLC	100,052	141,451
HSBC Holdings PLC	117,729	550,734
Lloyds Banking Group PLC	405,961	156,376
Royal Bank of Scotland Group PLC	26,949	40,491
Standard Chartered PLC	18,174	98,828
		987,880
BEVERAGES — 4.5%
Coca-Cola European Partners PLC	1,068	40,328
Diageo PLC	13,505	447,456
		487,784
CAPITAL MARKETS — 3.8%
3i Group PLC	5,580	57,405
Hargreaves Lansdown PLC	1,834	36,903
London Stock Exchange Group PLC	2,027	209,332
Schroders PLC	688	25,069
St James's Place PLC	3,142	36,990
Standard Life Aberdeen PLC	13,040	43,116
		408,815
CHEMICALS — 0.7%
Croda International PLC	747	48,513
Johnson Matthey PLC	1,128	29,241
		77,754
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Rentokil Initial PLC	10,631	66,939
CONTAINERS & PACKAGING — 0.3%
DS Smith PLC	7,566	30,682
DIVERSIFIED FINANCIAL SERVICES — 0.3%
M&G PLC	15,149	31,362
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
BT Group PLC	50,810	71,602
Liberty Global PLC Class A (b)	764	16,701
Liberty Global PLC Class C (b)	2,439	52,463
		140,766
ELECTRIC UTILITIES — 0.9%
SSE PLC	6,066	102,271
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 0.4%
Melrose Industries PLC	28,164	$39,671
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Halma PLC	2,202	62,660
ENERGY EQUIPMENT & SERVICES — 0.2%
TechnipFMC PLC	2,476	16,936
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.2%
British Land Co. PLC REIT	5,466	26,097
Land Securities Group PLC REIT	4,355	29,757
Segro PLC REIT	6,284	69,492
		125,346
FOOD & STAPLES RETAILING — 2.1%
J Sainsbury PLC	13,066	33,693
Tesco PLC	56,495	159,226
Wm Morrison Supermarkets PLC	14,116	33,235
		226,154
FOOD PRODUCTS — 0.5%
Associated British Foods PLC	2,222	52,576
HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
ConvaTec Group PLC (c)	8,919	21,556
Smith & Nephew PLC	5,036	93,679
		115,235
HOTELS, RESTAURANTS & LEISURE — 2.0%
Carnival PLC	906	11,036
Compass Group PLC	9,152	125,747
InterContinental Hotels Group PLC	1,031	45,440
Whitbread PLC	1,168	32,068
		214,291
HOUSEHOLD DURABLES — 1.4%
Barratt Developments PLC	5,898	36,139
Berkeley Group Holdings PLC	698	35,921
Persimmon PLC	1,836	51,860
Taylor Wimpey PLC	18,736	33,012
		156,932
HOUSEHOLD PRODUCTS — 3.5%
Reckitt Benckiser Group PLC	4,095	376,043
INDUSTRIAL CONGLOMERATES — 0.8%
DCC PLC	554	46,068
Smiths Group PLC	2,307	40,250
		86,318
INSURANCE — 4.6%
Admiral Group PLC	1,509	42,865
Aviva PLC	22,900	77,416
Direct Line Insurance Group PLC	8,005	26,805
Legal & General Group PLC	34,839	95,091
Prudential PLC	15,026	226,228
RSA Insurance Group PLC	6,008	30,422
		498,827

See accompanying notes to schedule of investments.

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 0.3%
Auto Trader Group PLC (c)	5,549	$36,092
INTERNET & DIRECT MARKETING RETAIL — 0.6%
Ocado Group PLC (b)	2,594	65,000
MACHINERY — 1.0%
CNH Industrial NV (b)	5,593	39,123
Spirax-Sarco Engineering PLC	428	52,757
Weir Group PLC	1,535	20,171
		112,051
MEDIA — 1.4%
Informa PLC	7,351	42,726
ITV PLC	20,758	19,154
Pearson PLC	4,254	30,265
WPP PLC	7,017	54,692
		146,837
METALS & MINING — 7.3%
Anglo American PLC	6,694	154,620
Antofagasta PLC	2,049	23,738
BHP Group PLC	11,870	242,644
Evraz PLC	3,350	11,937
Fresnillo PLC	1,092	11,353
Rio Tinto PLC	6,149	345,620
		789,912
MULTI-UTILITIES — 2.3%
National Grid PLC	20,252	247,531
MULTILINE RETAIL — 0.5%
Marks & Spencer Group PLC	11,362	13,899
Next PLC	740	44,748
		58,647
OIL, GAS & CONSUMABLE FUELS — 10.3%
BP PLC	117,132	444,606
Royal Dutch Shell PLC Class A	23,579	374,957
Royal Dutch Shell PLC Class B	19,926	301,356
		1,120,919
PAPER & FOREST PRODUCTS — 0.5%
Mondi PLC	2,846	53,117
PERSONAL PRODUCTS — 3.2%
Unilever PLC	6,369	342,718
PHARMACEUTICALS — 12.6%
AstraZeneca PLC	7,291	758,628
GlaxoSmithKline PLC	29,009	586,615
Hikma Pharmaceuticals PLC	818	22,438
		1,367,681
PROFESSIONAL SERVICES — 4.9%
Clarivate PLC (b)	1,100	24,563
Experian PLC	5,229	182,134
Intertek Group PLC	944	63,453
RELX PLC	11,151	257,652
		527,802
Security Description	Shares	Value
SOFTWARE — 0.6%
AVEVA Group PLC	359	$18,151
Sage Group PLC	6,237	51,772
		69,923
SPECIALTY RETAIL — 0.5%
JD Sports Fashion PLC	2,553	19,627
Kingfisher PLC	12,299	33,554
		53,181
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Burberry Group PLC	2,352	46,484
TOBACCO — 5.6%
British American Tobacco PLC	13,259	508,605
Imperial Brands PLC	5,447	103,546
		612,151
TRADING COMPANIES & DISTRIBUTORS — 2.3%
Ashtead Group PLC	2,576	86,543
Bunzl PLC	1,957	52,376
Ferguson PLC	1,293	105,635
		244,554
WATER UTILITIES — 0.8%
Severn Trent PLC	1,417	43,404
United Utilities Group PLC	3,973	44,682
		88,086
WIRELESS TELECOMMUNICATION SERVICES — 2.3%
Vodafone Group PLC	154,539	246,056
TOTAL COMMON STOCKS (Cost $13,723,950)		10,784,238
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (d) (e)	1,928	1,929
State Street Navigator Securities Lending Portfolio II (f) (g)	12,478	12,478
TOTAL SHORT-TERM INVESTMENTS (Cost $14,407)		14,407
TOTAL INVESTMENTS — 99.7% (Cost $13,738,357)		10,798,645
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		35,279
NET ASSETS — 100.0%		$10,833,924
(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to schedule of investments.

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,784,238	$—	$—	$10,784,238
Short-Term Investments	14,407	—	—	14,407
TOTAL INVESTMENTS	$10,798,645	$—	$—	$10,798,645
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$502,876	$500,935	$(12)	$—	1,928	$1,929	$158
State Street Navigator Securities Lending Portfolio II	—	—	2,008,158	1,995,680	—	—	12,478	12,478	227
Total		$—	$2,511,034	$2,496,615	$(12)	$—		$14,407	$385
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 5.5%
AGL Energy, Ltd.	308,537	$3,621,892
APA Group Stapled Security	410,050	3,142,215
Bendigo & Adelaide Bank, Ltd. (a)	619,837	2,991,572
Commonwealth Bank of Australia	56,145	2,683,487
		12,439,166
BELGIUM — 0.7%
Ageas SA/NV	44,154	1,564,118
CANADA — 18.0%
Bank of Montreal	31,778	1,685,961
Bank of Nova Scotia	52,799	2,177,862
BCE, Inc.	81,935	3,406,138
Canadian Imperial Bank of Commerce	38,670	2,576,296
Canadian Utilities, Ltd. Class A	103,579	2,570,463
Emera, Inc.	71,113	2,789,175
Great-West Lifeco, Inc.	113,431	1,982,128
Keyera Corp. (a)	156,099	2,368,991
Northland Power, Inc. (a)	146,879	3,664,426
Pembina Pipeline Corp. (a)	95,157	2,371,240
Power Corp. of Canada	112,056	1,964,682
RioCan Real Estate Investment Trust	188,451	2,125,262
Shaw Communications, Inc. Class B	166,544	2,707,257
SmartCentres Real Estate Investment Trust	177,074	2,718,515
TC Energy Corp.	58,903	2,508,351
TELUS Corp.	172,352	2,881,391
		40,498,138
CHINA — 2.8%
Hengan International Group Co., Ltd.	430,500	3,371,591
Lenovo Group, Ltd.	5,388,000	2,982,346
		6,353,937
FINLAND — 4.1%
Fortum Oyj (a)	150,182	2,851,484
Nokian Renkaat Oyj	159,835	3,507,795
UPM-Kymmene Oyj	95,662	2,763,428
		9,122,707
FRANCE — 5.2%
Bouygues SA (b)	78,101	2,667,539
CNP Assurances (b)	160,847	1,851,717
Klepierre SA REIT (a)	127,745	2,544,561
SCOR SE (b)	66,297	1,816,860
TOTAL SA	76,948	2,936,261
		11,816,938
GERMANY — 1.9%
Freenet AG	267,062	4,295,294
Security Description	Shares	Value
HONG KONG — 7.4%
CK Infrastructure Holdings, Ltd.	442,880	$2,279,985
Hysan Development Co., Ltd.	897,000	2,876,020
New World Development Co., Ltd.	636,500	3,022,173
Power Assets Holdings, Ltd.	486,195	2,644,120
Sino Land Co., Ltd.	2,458,000	3,092,143
Wharf Real Estate Investment Co., Ltd. (a)	563,945	2,692,226
		16,606,667
JAPAN — 10.5%
Canon, Inc. (a)	141,316	2,795,931
Daito Trust Construction Co., Ltd.	28,000	2,571,738
Japan Tobacco, Inc. (a)	215,206	3,992,537
Komatsu, Ltd.	127,500	2,604,127
Mitsubishi Chemical Holdings Corp.	483,800	2,813,515
Mitsubishi UFJ Financial Group, Inc.	478,500	1,869,913
MS&AD Insurance Group Holdings, Inc.	74,280	2,038,681
ORIX Corp.	147,800	1,820,015
Subaru Corp.	150,700	3,131,057
		23,637,514
PORTUGAL — 1.7%
EDP - Energias de Portugal SA	787,915	3,761,024
SINGAPORE — 3.1%
ComfortDelGro Corp., Ltd.	2,004,100	2,083,040
Oversea-Chinese Banking Corp., Ltd.	316,900	2,044,443
Singapore Telecommunications, Ltd.	1,574,103	2,775,738
		6,903,221
SOUTH AFRICA — 0.6%
FirstRand, Ltd.	654,525	1,433,739
SOUTH KOREA — 4.0%
KT&G Corp.	39,095	2,541,654
SK Innovation Co., Ltd.	34,027	3,705,813
SK Telecom Co., Ltd.	15,117	2,651,775
		8,899,242
SPAIN — 3.7%
Enagas SA (a)	189,611	4,631,915
Red Electrica Corp. SA (a)	202,941	3,784,830
		8,416,745
SWEDEN — 4.1%
JM AB	108,333	2,438,369
Skandinaviska Enskilda Banken AB Class A (b)	423,350	3,667,021
Svenska Handelsbanken AB Class A (b)	327,254	3,106,518
		9,211,908
SWITZERLAND — 2.4%
Swisscom AG (a)	5,780	3,024,961

See accompanying notes to schedule of investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Zurich Insurance Group AG	6,848	$2,415,283
		5,440,244
THAILAND — 0.9%
Thanachart Capital PCL NVDR	1,811,500	2,080,668
UNITED KINGDOM — 5.8%
GlaxoSmithKline PLC	138,553	2,801,797
IG Group Holdings PLC	416,000	4,204,601
Janus Henderson Group PLC	141,368	2,991,347
Legal & General Group PLC	815,055	2,224,645
Ninety One PLC (b)	287,199	731,018
		12,953,408
UNITED STATES — 17.0%
Abercrombie & Fitch Co. Class A (a)	195,313	2,078,130
AT&T, Inc.	100,478	3,037,450
Brandywine Realty Trust REIT	223,450	2,433,371
Compass Minerals International, Inc. (a)	59,094	2,880,832
Domtar Corp.	87,935	1,856,308
Exxon Mobil Corp.	54,708	2,446,542
International Business Machines Corp.	24,771	2,991,594
LTC Properties, Inc. REIT	80,439	3,030,137
Mercury General Corp.	64,866	2,643,289
National Health Investors, Inc. REIT	44,611	2,708,780
Philip Morris International, Inc.	45,530	3,189,832
PPL Corp.	93,707	2,421,389
Redwood Trust, Inc. REIT	249,212	1,744,484
Umpqua Holdings Corp.	155,932	1,659,116
Universal Corp.	72,503	3,082,103
		38,203,357
TOTAL COMMON STOCKS (Cost $274,937,001)		223,638,035

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	137,927	$137,982
State Street Navigator Securities Lending Portfolio II (e) (f)	10,653,765	10,653,765
TOTAL SHORT-TERM INVESTMENTS (Cost $10,791,747)		10,791,747
TOTAL INVESTMENTS — 104.2% (Cost $285,728,748)		234,429,782
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(9,348,024)
NET ASSETS — 100.0%		$225,081,758
(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$223,638,035	$—	$—	$223,638,035
Short-Term Investments	10,791,747	—	—	10,791,747
TOTAL INVESTMENTS	$234,429,782	$—	$—	$234,429,782
Sector Breakdown as of June 30, 2020

% of Net Assets
Financials	25.7%
Utilities	17.0
Real Estate	13.2
Communication Services	11.0
Energy	7.3
Consumer Staples	7.2
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

% of Net Assets
Consumer Discretionary	5.0%
Materials	4.6
Information Technology	3.9
Industrials	3.3
Health Care	1.2
Short-Term Investments	4.8
Liabilities in Excess of Other Assets	(4.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	232,517	$232,541	$18,087,155	$18,181,904	$193	$(3)	137,927	$137,982	$3,902
State Street Navigator Securities Lending Portfolio II	—	—	107,270,337	96,616,572	—	—	10,653,765	10,653,765	80,003
State Street Navigator Securities Lending Portfolio III	14,467,092	14,467,092	12,144,743	26,611,835	—	—	—	—	5,708
Total		$14,699,633	$137,502,235	$141,410,311	$193	$(3)		$10,791,747	$89,613
See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 9.2%
AusNet Services	3,608,465	$4,148,995
Australia & New Zealand Banking Group, Ltd.	691,474	8,874,127
Commonwealth Bank of Australia	173,058	8,271,422
GPT Group REIT	1,055,653	3,030,827
Mirvac Group REIT	1,505,047	2,248,608
Scentre Group REIT	2,076,673	3,102,643
Sonic Healthcare, Ltd.	326,414	6,838,717
Transurban Group Stapled Security	929,238	9,040,095
Westpac Banking Corp.	788,227	9,741,361
		55,296,795
CANADA — 18.5%
Algonquin Power & Utilities Corp. (a)	624,627	8,048,608
Bank of Montreal	101,338	5,376,420
Bank of Nova Scotia	173,215	7,144,801
BCE, Inc. (a)	277,964	11,555,302
Canadian Imperial Bank of Commerce	123,477	8,226,360
Capital Power Corp. (a)	209,260	4,298,895
First Capital Real Estate Investment Trust	256,396	2,612,905
Fortis, Inc.	195,805	7,422,476
H&R Real Estate Investment Trust	197,439	1,414,834
IGM Financial, Inc. (a)	98,973	2,397,298
Northland Power, Inc. (a)	318,359	7,942,613
Pembina Pipeline Corp.	322,216	8,029,377
RioCan Real Estate Investment Trust	242,172	2,731,103
Royal Bank of Canada	96,073	6,497,272
Shaw Communications, Inc. Class B	598,121	9,722,760
SmartCentres Real Estate Investment Trust	108,970	1,672,953
TELUS Corp.	570,444	9,536,718
Toronto-Dominion Bank	138,281	6,151,575
		110,782,270
CHINA — 2.5%
Bank of Communications Co., Ltd. Class H	12,459,000	7,683,944
China Telecom Corp., Ltd. Class H	26,620,000	7,453,167
		15,137,111
FINLAND — 2.7%
Elisa Oyj	143,350	8,716,733
Kone Oyj Class B	110,526	7,599,684
		16,316,417
FRANCE — 5.2%
Gecina SA REIT	16,385	2,024,309
Orange SA	991,921	11,859,340
TOTAL SA	303,330	11,574,776
Security Description	Shares	Value
Vinci SA	61,887	$5,699,688
		31,158,113
GERMANY — 3.0%
LEG Immobilien AG	50,863	6,455,326
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	22,027	5,724,749
Vonovia SE	96,813	5,934,785
		18,114,860
HONG KONG — 5.6%
CK Infrastructure Holdings, Ltd.	1,348,500	6,942,197
CLP Holdings, Ltd.	938,000	9,197,917
Hongkong Land Holdings, Ltd.	1,447,100	5,976,523
Hysan Development Co., Ltd.	1,572,000	5,040,249
NWS Holdings, Ltd.	2,315,000	1,998,252
Sino Land Co., Ltd.	3,690,850	4,643,058
		33,798,196
ITALY — 4.5%
A2A SpA	4,887,917	6,919,974
Eni SpA	1,131,394	10,788,457
Terna Rete Elettrica Nazionale SpA	1,334,580	9,170,475
		26,878,906
JAPAN — 10.6%
Advance Residence Investment Corp. REIT	974	2,902,544
Chugoku Electric Power Co., Inc. (a)	708,100	9,457,961
Electric Power Development Co., Ltd.	337,300	6,393,646
Frontier Real Estate Investment Corp. REIT (a)	717	2,262,951
GLP J-REIT	2,689	3,900,714
Japan Excellent, Inc. REIT (a)	1,288	1,494,717
Japan Logistics Fund, Inc. REIT	1,160	3,148,241
Japan Real Estate Investment Corp. REIT	345	1,768,411
Japan Retail Fund Investment Corp. REIT	1,802	2,246,550
Kenedix Office Investment Corp. REIT	395	2,200,445
Kenedix Residential Next Investment Corp. REIT	999	1,723,260
Mori Hills REIT Investment Corp.	1,779	2,245,908
Nippon Accommodations Fund, Inc. REIT	412	2,382,982
Nippon Prologis REIT, Inc.	1,000	3,040,274
Orix JREIT, Inc.	1,479	1,938,459
Sankyo Co., Ltd.	119,100	2,876,902
Tokio Marine Holdings, Inc.	111,000	4,833,647
Toyota Motor Corp.	104,200	6,531,032
United Urban Investment Corp. REIT	1,898	2,037,247
		63,385,891

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
MALAYSIA — 2.3%
Malayan Banking Bhd	4,372,100	$7,662,654
Public Bank Bhd	1,533,200	5,903,804
		13,566,458
NEW ZEALAND — 0.7%
Spark New Zealand, Ltd.	1,510,612	4,434,402
PORTUGAL — 1.9%
EDP - Energias de Portugal SA	2,372,674	11,325,693
SINGAPORE — 1.4%
SATS, Ltd.	1,071,800	2,197,304
Singapore Exchange, Ltd.	1,037,900	6,204,857
		8,402,161
SOUTH AFRICA — 2.7%
Sanlam, Ltd.	1,524,299	5,170,773
Shoprite Holdings, Ltd.	887,539	5,447,829
SPAR Group, Ltd.	550,693	5,438,787
		16,057,389
SOUTH KOREA — 0.9%
Shinhan Financial Group Co., Ltd.	230,412	5,507,208
SPAIN — 8.3%
ACS Actividades de Construccion y Servicios SA	425,572	10,725,898
Enagas SA (a)	620,832	15,166,003
Iberdrola SA	898,395	10,413,214
Red Electrica Corp. SA (a)	703,523	13,120,638
		49,425,753
SWITZERLAND — 8.7%
Cembra Money Bank AG	40,667	3,972,066
Helvetia Holding AG	45,232	4,217,453
Novartis AG	82,742	7,197,083
PSP Swiss Property AG	32,271	3,633,914
Roche Holding AG Bearer Shares	15,679	5,377,737
SGS SA	2,511	6,134,732
Swiss Prime Site AG	52,403	4,844,602
Swiss Re AG	85,954	6,627,407
Swisscom AG	19,430	10,168,684
		52,173,678
TAIWAN — 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	849,000	9,006,660
THAILAND — 3.4%
Land & Houses PCL NVDR	19,799,000	4,868,475
Ratch Group PCL NVDR	3,834,100	7,722,162
Siam Commercial Bank PCL NVDR	3,388,500	7,948,435
		20,539,072
Security Description	Shares	Value
UNITED KINGDOM — 5.3%
GlaxoSmithKline PLC	489,094	$9,890,381
Legal & General Group PLC	2,627,980	7,172,918
Smiths Group PLC	305,872	5,336,451
Unilever NV	147,257	7,814,758
UNITE Group PLC REIT	132,867	1,543,203
		31,757,711
TOTAL COMMON STOCKS (Cost $688,545,813)		593,064,744

RIGHTS — 0.1%
SPAIN — 0.1%
ACS Actividades de Construccion y Servicios SA (expiring 7/10/20) (a) (b) (Cost: $703,773)	453,376	707,037
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	169,617	169,684
State Street Navigator Securities Lending Portfolio II (e) (f)	12,325,994	12,325,994
TOTAL SHORT-TERM INVESTMENTS (Cost $12,495,678)		12,495,678
TOTAL INVESTMENTS — 101.1% (Cost $701,745,264)		606,267,459
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(6,675,691)
NET ASSETS — 100.0%		$599,591,768
(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$593,064,744	$—	$—	$593,064,744
Rights	707,037	—	—	707,037
Short-Term Investments	12,495,678	—	—	12,495,678
TOTAL INVESTMENTS	$606,267,459	$—	$—	$606,267,459
Sector Breakdown as of June 30, 2020

% of Net Assets
Financials	23.6%
Utilities	23.0
Real Estate	15.8
Communication Services	12.2
Industrials	8.2
Energy	5.1
Health Care	4.9
Consumer Staples	3.1
Consumer Discretionary	1.6
Information Technology	1.5
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.1)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	632,277	$632,340	$29,961,523	$30,422,207	$(1,972)	$—	169,617	$169,684	$4,753
State Street Navigator Securities Lending Portfolio II	—	—	197,612,517	185,286,523	—	—	12,325,994	12,325,994	73,183
State Street Navigator Securities Lending Portfolio III	40,980,688	40,980,688	15,932,418	56,913,106	—	—	—	—	3,906
Total		$41,613,028	$243,506,458	$272,621,836	$(1,972)	$—		$12,495,678	$81,842
See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
BRAZIL — 3.8%
AES Tiete Energia SA	52,661	$150,479
Afya, Ltd. Class A (a)(b)	7,482	175,378
Alliar Medicos A Frente SA	21,940	41,117
Alupar Investimento SA	67,657	295,356
Anima Holding SA (a)	106,999	478,795
Arezzo Industria e Comercio SA	49,023	427,661
Banco ABC Brasil SA Preference Shares	95,027	243,677
BK Brasil Operacao e Assessoria a Restaurantes SA	88,215	183,795
BR Properties SA	123,793	201,106
BrasilAgro - Co. Brasileira de Propriedades Agricolas	12,200	46,571
Camil Alimentos SA	47,104	96,253
Cia de Locacao das Americas	149,715	461,622
Cia de Saneamento do Parana Preference Shares	402,981	460,902
Cia de Saneamento do Parana	71,535	410,517
Cia Ferro Ligas da Bahia - FERBASA Preference	55,723	193,835
Cia Hering	127,942	333,673
Construtora Tenda SA	54,505	307,824
CVC Brasil Operadora e Agencia de Viagens SA	111,310	367,736
Direcional Engenharia SA	175,468	502,360
EcoRodovias Infraestrutura e Logistica SA (a)	148,235	350,151
Enauta Participacoes SA	109,293	205,815
Even Construtora e Incorporadora SA	78,504	158,129
Ez Tec Empreendimentos e Participacoes SA	103,170	749,706
Fleury SA	113,591	508,706
Gafisa SA (a)	131,329	143,508
Gafisa SA (a)	83,917	90,935
Grendene SA	154,375	206,084
Grupo SBF SA (a)	18,617	110,906
Iguatemi Empresa de Shopping Centers SA	47,614	289,198
Instituto Hermes Pardini SA	56,154	225,197
International Meal Co. Alimentacao SA Class A (a)	33,055	24,080
Iochpe Maxion SA	112,894	277,979
JHSF Participacoes SA	59,300	76,679
JSL SA	8,300	35,039
Light SA (a)	148,990	449,890
Linx SA	100,408	463,382
LOG Commercial Properties e Participacoes SA	20,103	120,637
Log-in Logistica Intermodal SA (a)	46,400	123,715
Mahle-Metal Leve SA	40,114	130,845
Marcopolo SA Preference Shares	522,524	278,829
Marfrig Global Foods SA (a)	274,557	630,539
Marisa Lojas SA (a)	17,100	26,004
Security Description	Shares	Value
Metalurgica Gerdau SA Preference Shares	509,803	$678,710
Minerva SA (a)	118,096	282,830
Movida Participacoes SA	148,850	356,483
MRV Engenharia e Participacoes SA	266,188	872,620
Nexa Resources SA	26,787	177,866
Oi SA (a)	3,554,952	776,925
Omega Geracao SA (a)	54,740	376,046
Paranapanema SA (a)	12,561	30,586
Petro Rio SA (a)	33,900	218,497
Qualicorp Consultoria e Corretora de Seguros SA	160,968	850,162
Randon SA Implementos e Participacoes Preference Shares	224,908	393,634
Santos Brasil Participacoes SA	178,625	179,250
Sao Martinho SA	108,214	418,012
Ser Educacional SA (c)	60,530	165,358
SLC Agricola SA	83,731	359,884
Smiles Fidelidade SA	42,670	114,314
Tegma Gestao Logistica SA	50,626	214,645
Tupy SA	38,319	133,294
Unipar Carbocloro SA Preference Shares	32,701	142,577
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	81,766	160,679
Vulcabras Azaleia SA (a)	151,735	144,804
Wiz Solucoes e Corretagem de Seguros SA	99,468	192,204
		18,293,990
BRITISH VIRGIN ISLANDS — 0.0% (d)
Asiainfo Technologies, Ltd. (a)(c)	88,400	116,339
CAYMAN ISLANDS — 0.0% (d)
CooTek Cayman, Inc. ADR (a)(b)	10,300	73,130
Homeland Interactive Technology, Ltd.	294,000	108,489
Wanka Online, Inc. (a)	346,494	37,553
		219,172
CHILE — 0.7%
Besalco SA	134,756	69,066
CAP SA (a)	59,794	387,648
Engie Energia Chile SA	171,875	230,186
Inversiones Aguas Metropolitanas SA	498,030	427,774
Inversiones La Construccion SA	37,836	253,592
Ripley Corp. SA	788,782	256,647
Salfacorp SA	398,500	211,862
SMU SA	2,239,070	414,062
Sociedad Matriz SAAM SA	5,017,195	327,102
SONDA SA	237,202	156,130
Vina Concha y Toro SA	467,755	728,423
		3,462,492

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
CHINA — 19.7%
21Vianet Group, Inc. ADR (a)	59,114	$1,410,460
360 Finance, Inc. ADR (a)	29,191	312,636
361 Degrees International, Ltd.	1,010,000	130,315
500.com, Ltd. Class A, ADR (a)(b)	20,943	80,631
51 Credit Card, Inc. (a)	416,500	26,869
5I5J Holding Group Co., Ltd. Class A	167,790	75,969
9F, Inc. ADR (a)(b)	17,284	63,605
Advanced Technology & Materials Co., Ltd. Class A (a)	46,600	43,516
Aerospace CH UAV Co., Ltd.	30,400	57,852
Aerospace Hi-Tech Holdings Grp, Ltd. Class A	33,154	47,800
AK Medical Holdings, Ltd. (c)	336,000	1,068,635
Alpha Group Class A (a)	119,600	142,483
Anhui Construction Engineering Class A	104,100	56,853
Anhui Expressway Co., Ltd. Class H	288,000	133,030
Anhui Guangxin Agrochemical Co., Ltd. Class A	24,200	57,763
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd. Class A	71,792	46,421
Anhui Jiangnan Chemical Industry Co., Ltd. Class A (a)	63,800	52,085
Anhui Jinhe Industrial Co., Ltd. Class A	18,400	59,800
Anhui Sun-Create Electronics Co., Ltd. Class A	6,394	35,916
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	38,140	53,424
Anhui Truchum Advanced Materials & Technology Co., Ltd. Class A	52,500	69,379
Anhui Xinhua Media Co., Ltd. Class A	59,200	46,571
Anhui Zhongding Sealing Parts Co., Ltd. Class A	49,300	54,756
Anton Oilfield Services Group (b)	1,484,000	88,077
Aoyuan Healthy Life Group Co., Ltd.	19,000	19,440
Apeloa Pharmaceutical Co., Ltd. Class A	42,900	141,366
ArtGo Holdings, Ltd. (a)	1,340,000	19,191
Ascletis Pharma, Inc. (a)(b)(c)	229,000	95,436
Asia Cement China Holdings Corp.	190,500	186,802
Aurora Mobile, Ltd. ADR (a)(b)	13,368	21,255
Avic Heavy Machinery Co., Ltd. Class A	39,700	57,406
Baosheng Science and Technology Innovation Co., Ltd. Class A	203,400	113,100
Befar Group Co., Ltd. Class A	59,040	35,419
Security Description	Shares	Value
Beijing Aosaikang Pharmaceutical Co., Ltd. Class A	28,300	$75,678
Beijing BDStar Navigation Co., Ltd. Class A (a)	20,400	92,450
Beijing Capital Land, Ltd. Class H	1,252,400	235,922
Beijing Changjiu Logistics Corp. Class A	32,680	40,782
Beijing Enterprises Clean Energy Group, Ltd. (a)	13,083,885	70,902
Beijing GeoEnviron Engineering & Technology, Inc. Class A	48,400	79,848
Beijing Jingneng Clean Energy Co., Ltd. Class H	604,000	120,014
Beijing Jingxi Culture & Tourism Co., Ltd. Class A (a)	51,900	45,014
Beijing Konruns Pharmaceutical Co., Ltd. Class A	8,900	48,808
Beijing North Star Co., Ltd. Class A	296,700	117,962
Beijing Shouhang Resources Saving Co., Ltd. Class A (a)	179,300	61,900
Beijing SPC Environment Protection Tech Co., Ltd. Class A	84,500	65,278
Beijing UniStrong Science & Technology Co., Ltd. Class A (a)	46,900	64,301
Beijing Zhong Ke San Huan High-Tech Co., Ltd. Class A	34,000	47,048
Berry Genomics Co., Ltd. Class A (a)	32,200	272,170
BEST, Inc. ADR (a)(b)	136,520	584,306
Bestsun Energy Co., Ltd. Class A	84,000	60,851
Bestway Global Holding, Inc. (c)	50,000	9,806
Bethel Automotive Safety Systems Co., Ltd. Class A	27,700	137,956
Better Life Commercial Chain Share Co., Ltd. Class A	71,200	140,834
Biem.L.Fdlkk Garment Co., Ltd. Class A	28,730	69,592
Bitauto Holdings, Ltd. ADR (a)	25,705	407,424
Blue Sail Medical Co., Ltd. Class A	49,100	209,176
Boshiwa International Holding, Ltd. (a)(b)(e)	1,843,000	—
Bright Dairy & Food Co., Ltd. Class A	37,300	78,424
Bright Real Estate Group Co., Ltd. Class A	118,300	47,034
Bright Scholar Education Holdings, Ltd. ADR	20,634	162,183
C&D International Investment Group, Ltd.	31,000	48,157
Camel Group Co., Ltd. Class A	61,800	79,395
CanSino Biologics, Inc. Class H (a)(c)	32,800	904,804
CAR, Inc. (a)(b)	229,000	68,844

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
CCOOP Group Co., Ltd. Class A (a)	313,500	$199,160
CCS Supply Chain Management Co., Ltd. Class A	46,815	42,260
CECEP Wind-Power Corp. Class A	197,600	59,271
Center International Group Co., Ltd. Class A	30,300	38,712
Central China Real Estate, Ltd.	436,000	203,080
CGN New Energy Holdings Co Ltd (a)	1,918,000	368,730
CGN Nuclear Technology Development Co., Ltd. Class A	45,900	47,149
Chacha Food Co., Ltd. Class A	18,800	144,144
Chaowei Power Holdings, Ltd.	783,000	345,510
Cheetah Mobile, Inc. ADR (b)	42,724	73,485
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	80,800	140,616
Chengdu Hongqi Chain Co., Ltd. Class A	57,599	88,993
Chengtun Mining Group Co., Ltd. Class A	119,800	87,124
China Aerospace International Holdings, Ltd.	2,420,000	151,436
China Aircraft Leasing Group Holdings, Ltd.	549,500	445,955
China Baoan Group Co., Ltd. Class A	96,100	115,710
China Bester Group Telecom Co., Ltd. Class A	11,500	28,474
China BlueChemical, Ltd. Class H	2,000,000	296,757
China Building Material Test & Certification Group Co., Ltd. Class A	24,920	70,482
China CAMC Engineering Co., Ltd. Class A	76,800	79,106
China CYTS Tours Holding Co., Ltd. Class A	61,900	86,442
China Datang Corp. Renewable Power Co., Ltd. Class H	1,431,000	160,632
China Dili Group (a)(b)	1,675,600	356,720
China Dongxiang Group Co., Ltd.	4,538,000	404,005
China Electronics Optics Valley Union Holding Co., Ltd.	1,552,000	93,115
China Everbright Greentech, Ltd. (b)(c)	294,000	115,697
China Express Airlines Co., Ltd. Class A (a)	32,400	68,992
China Fangda Group Co., Ltd. Class B	483,850	184,164
China Foods, Ltd.	782,000	296,638
China Forestry Holdings Co., Ltd. (a)(b)(e)	1,642,000	—
China Harmony New Energy Auto Holding, Ltd. (b)	750,000	372,559
China High Speed Railway Technology Co., Ltd. Class A	187,300	77,912
Security Description	Shares	Value
China Hongxing Sports, Ltd. (a)(b)(e)	4,053,000	$—
China Huiyuan Juice Group, Ltd. (a)(e)	1,494,400	194,743
China Index Holdings, Ltd. ADR (a)(b)	38,732	82,886
China Kepei Education Group, Ltd.	34,000	27,374
China Lilang, Ltd.	644,000	345,663
China Logistics Property Holdings Co., Ltd. (a)(b)(c)	1,295,000	554,729
China Maple Leaf Educational Systems, Ltd. (b)	1,390,000	423,253
China Meidong Auto Holdings, Ltd.	372,000	911,947
China Metal Resources Utilization, Ltd. (a)(c)	364,000	23,952
China Minmetals Rare Earth Co., Ltd. Class A (a)	43,800	70,772
China Modern Dairy Holdings, Ltd. (a)	2,530,000	283,996
China New Higher Education Group, Ltd. (c)	338,000	223,285
China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd. Class A	73,700	43,588
China Oriental Group Co., Ltd.	374,000	101,819
China Overseas Grand Oceans Group, Ltd.	1,183,000	667,021
China Overseas Property Holdings, Ltd.	1,281,232	1,355,547
China Railway Tielong Container Logistics Co., Ltd. Class A	56,800	44,844
China Rare Earth Holdings, Ltd. (a)	1,892,400	85,458
China Renaissance Holdings, Ltd. (c)	40,900	61,848
China Resources Double Crane Pharmaceutical Co., Ltd. Class A	50,600	94,646
China Resources Medical Holdings Co., Ltd.	645,500	368,122
China SCE Group Holdings, Ltd.	2,435,800	1,055,976
China Science Publishing & Media, Ltd. Class A	29,000	36,887
China Shineway Pharmaceutical Group, Ltd.	365,000	240,651
China Silver Group, Ltd. (a)	1,026,000	75,456
China South City Holdings, Ltd.	1,034,000	105,395
China Suntien Green Energy Corp., Ltd. Class H (a)(b)	1,678,000	383,211
China Tian Lun Gas Holdings, Ltd.	197,500	150,856
China Tianying, Inc. Class A (a)	134,600	97,126
China Travel International Investment Hong Kong, Ltd.	3,602,000	511,222
China West Construction Group Co., Ltd. Class A	84,700	115,047

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
China Xinhua Education Group, Ltd. (c)	541,000	$177,299
China Yongda Automobiles Services Holdings, Ltd. (a)	843,000	1,012,629
China Yuhua Education Corp., Ltd. (c)	630,000	516,976
China Yurun Food Group, Ltd. (a)(b)	466,000	29,462
China ZhengTong Auto Services Holdings, Ltd. (b)	616,500	88,294
China Zhenhua Group Science & Technology Co., Ltd. Class A	6,000	19,092
China Zhonghua Geotechnical Engineering Group Co., Ltd. Class A	156,800	75,430
Chinasoft International, Ltd. (b)	1,952,000	1,067,871
Chlitina Holding, Ltd.	72,678	534,533
Chong Sing Holdings FinTech Group (a)(b)(e)	9,212,000	7,131
Chongqing Department Store Co., Ltd. Class A	20,300	89,670
Chongqing Dima Industry Co., Ltd. Class A	98,000	38,686
Chongqing Pharscin Pharmaceutical Co., Ltd. Class A (a)	20,800	51,531
CIMC Enric Holdings, Ltd. (b)	324,000	128,338
Cinda Real Estate Co., Ltd. Class A	92,500	53,921
Cisen Pharmaceutical Co., Ltd. Class A	26,900	61,543
CITIC Guoan Information Industry Co., Ltd. Class A (a)	216,500	72,904
CITIC Resources Holdings, Ltd. (a)	3,469,000	111,897
CITIC Telecom International Holdings, Ltd.	1,979,000	628,136
CMST Development Co., Ltd. Class A (a)	124,100	77,082
CNHTC Jinan Truck Co., Ltd. Class A	33,900	149,937
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	84,200	53,848
COFCO Biotechnology Co., Ltd. Class L	106,600	103,014
COFCO Meat Holdings, Ltd. (b)	285,000	94,136
Colour Life Services Group Co., Ltd. (b)	538,000	256,837
Consun Pharmaceutical Group, Ltd.	530,600	219,074
Cosmo Lady China Holdings Co., Ltd. (a)(c)	357,000	22,110
CPMC Holdings, Ltd. (b)	549,000	207,545
CQ Pharmaceutical Holding Co., Ltd. Class A	68,800	49,061
Crystal International Group, Ltd. (c)	379,500	82,751
CSG Holding Co., Ltd. Class A	259,050	183,995
Security Description	Shares	Value
CSG Holding Co., Ltd. Class B	548,650	$151,489
CSSC Science & Technology Co., Ltd. Class A	34,500	53,597
CStone Pharmaceuticals (a)(c)	370,500	528,709
CT Environmental Group, Ltd. (a)(b)(e)	3,217,900	70,582
CTS International Logistics Corp., Ltd. Class A	52,100	42,828
CWT International, Ltd. (a)(e)	3,934,000	50,251
D&O Home Collection Co., Ltd. Class A	26,900	123,581
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	120,934	466,779
DaFa Properties Group, Ltd.	31,000	16,359
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	105,300	64,064
Dalian My Gym Education Technology Co., Ltd. Class A	62,678	54,451
Daqo New Energy Corp. ADR (a)	8,926	662,666
Dare Power Dekor Home Co., Ltd. Class A	37,000	81,353
Datong Coal Industry Co., Ltd. Class A (a)	161,000	89,296
Dazhong Transportation Group Co., Ltd. Class B	248,500	77,532
Dazzle Fashion Co., Ltd. Class A	18,480	44,058
Deppon Logistics Co., Ltd. Class A	49,200	94,185
Digital China Group Co., Ltd. Class A	32,800	112,957
Digital China Information Service Co., Ltd. Class A	39,400	85,738
Do-Fluoride Chemicals Co., Ltd. Class A	28,200	42,453
Dongjiang Environmental Co., Ltd. Class A	41,500	52,904
Dongjiang Environmental Co., Ltd. Class H (b)	156,400	106,346
Dongyue Group, Ltd.	549,000	223,129
Duiba Group, Ltd.	122,400	50,694
Dynagreen Environmental Protection Group Co., Ltd. Class A	50,900	68,416
Easysight Supply Chain Management Co., Ltd. Class A (a)	62,000	102,811
E-House China Enterprise Holdings, Ltd.	252,000	293,929
Elion Clean Energy Co., Ltd. Class A	129,300	59,640
Eternal Asia Supply Chain Management, Ltd. Class A	140,100	106,248
Ever Sunshine Lifestyle Services Group, Ltd.	232,000	358,606
Everbright Jiabao Co., Ltd. Class A	98,750	54,910
Fangda Special Steel Technology Co., Ltd. Class A	108,472	79,653

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Fanhua, Inc. ADR (b)	41,349	$827,394
FIH Mobile, Ltd. (a)(b)	1,945,000	208,291
FinVolution Group ADR	65,825	119,143
First Tractor Co., Ltd. Class A (a)	41,700	54,516
First Tractor Co., Ltd. Class H (a)	124,500	29,718
Fu Shou Yuan International Group, Ltd.	1,308,000	1,196,540
Fufeng Group, Ltd.	1,191,600	379,752
Fujian Aonong Biological Technology Group, Inc., Ltd. Class A	21,000	69,438
Fujian Funeng Co., Ltd. Class A	67,500	69,336
Fujian Longking Co., Ltd. Class A	56,400	70,223
Fujian Longma Environmental Sanitation Equipment Co., Ltd. Class A	27,580	95,097
Gansu Qilianshan Cement Group Co., Ltd. Class A	46,600	107,142
GCI Science & Technology Co., Ltd. Class A	25,177	46,843
Genertec Universal Medical Group Co., Ltd. (c)	957,400	578,113
Genimous Technology Co., Ltd. Class A	97,260	117,520
Getein Biotech, Inc. Class A	31,840	181,505
Global Top E-Commerce Co., Ltd. Class A	103,900	95,407
Golden Eagle Retail Group, Ltd.	174,000	166,581
Goldenmax International Technology, Ltd. Class A (a)	13,000	16,756
Goodbaby International Holdings, Ltd. (a)	947,000	106,302
Grand Baoxin Auto Group, Ltd. (a)(b)	922,101	139,199
Grandblue Environment Co., Ltd. Class A	19,200	59,438
Greatview Aseptic Packaging Co., Ltd.	1,027,048	363,090
Gree Real Estate Co., Ltd. Class A (a)	110,900	182,172
Greentown China Holdings, Ltd.	744,500	743,496
GreenTree Hospitality Group, Ltd. ADR (b)	16,122	217,325
Grinm Advanced Materials Co., Ltd. Class A	30,100	59,495
Guangdong Baolihua New Energy Stock Co., Ltd. Class A	65,500	43,742
Guangdong Dongfang Precision Science & Technology Co., Ltd. Class A (a)	107,000	69,792
Guangdong Ellington Electronics Technology Co., Ltd. Class A	33,600	49,584
Guangdong Golden Dragon Development, Inc. Class A (a)	52,800	93,382
Guangdong Hongda Blasting Co., Ltd. Class A	30,500	150,607
Guangdong Hotata Technology Group Co., Ltd. Class A	22,500	43,454
Security Description	Shares	Value
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (a)	120,600	$95,214
Guangdong Shenglu Telecommunication Tech Co., Ltd. Class A	33,700	34,092
Guangdong Shirongzhaoye Co., Ltd. Class A (a)	71,100	65,791
Guangdong Tapai Group Co., Ltd. Class A	98,100	166,976
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	40,700	210,072
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	33,500	81,336
Guangxi Liugong Machinery Co., Ltd. Class A	99,720	89,029
Guangxi Wuzhou Zhongheng Group Co., Ltd. Class A	118,600	53,865
Guangzhou Restaurant Group Co., Ltd. Class A	24,800	114,109
Guangzhou Tinci Materials Technology Co., Ltd. Class A	27,300	130,518
Guangzhou Zhujiang Brewery Co., Ltd. Class A	56,100	79,533
Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A	72,000	84,553
Guizhou Broadcasting & TV Information Network Co., Ltd. Class A	39,700	40,050
Guizhou Gas Group Corp., Ltd. Class A	47,300	65,853
Guizhou Panjiang Refined Coal Co., Ltd. Class A	170,687	129,203
Guizhou Xinbang Pharmaceutical Co., Ltd. Class A (a)	99,200	64,002
Guocheng Mining Co., Ltd. Class A (a)	51,100	133,972
Guomai Technologies, Inc. Class A	39,700	49,711
Guorui Properties, Ltd.	1,145,000	171,371
Guoxuan High-Tech Co., Ltd. Class A	73,600	279,498
Haichang Ocean Park Holdings, Ltd. (a)(c)	798,000	47,362
Hailiang Education Group, Inc. ADR (a)(b)	2,707	112,178
Hailir Pesticides and Chemicals Group Co., Ltd. Class A	19,180	56,500
Hainan Ruize New Building Material Co., Ltd. Class A (a)	88,800	83,677
Hainan Strait Shipping Co., Ltd. Class A	113,625	176,842
Hang Zhou Great Star Industrial Co., Ltd. Class A	62,700	105,391
Hangcha Group Co., Ltd. Class A	71,290	111,155

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Hangjin Technology Co., Ltd. Class A	37,000	$116,899
Hangxiao Steel Structure Co., Ltd. Class A	242,900	124,754
Hangzhou Binjiang Real Estate Group Co., Ltd. Class A	149,200	90,140
Hangzhou Hangyang Co., Ltd. Class A	50,800	102,064
Hangzhou Zhongheng Electric Co., Ltd. Class A	39,800	76,303
Harbin Boshi Automation Co., Ltd. Class A	42,993	77,558
Harbin Electric Co., Ltd. Class H (a)	746,000	290,683
Harbin Gloria Pharmaceuticals Co., Ltd. Class A (a)	118,500	54,155
Hebei Chengde Lolo Co. Class A	49,390	48,917
Hebei Hengshui Laobaigan Liquor Co., Ltd. Class A	56,300	103,157
Henan Lingrui Pharmaceutical Co. Class A	39,500	52,255
Henan Pinggao Electric Co., Ltd. Class A	96,500	101,309
Henan Senyuan Electric Co., Ltd. Class A	89,008	62,842
Henan Shenhuo Coal & Power Co., Ltd. Class A	86,600	50,849
Henan Yuguang Gold & Lead Co., Ltd. Class A	67,600	37,493
Henan Zhongyuan Expressway Co., Ltd. Class A	77,600	38,867
Hengdian Entertainment Co., Ltd. Class A	22,320	49,897
Hengdian Group DMEGC Magnetics Co., Ltd. Class A	49,500	78,791
Hengxing Gold Holding Co., Ltd.	216,000	80,264
Hisense Home Appliances Group Co., Ltd. Class A	57,000	98,068
Hisense Home Appliances Group Co., Ltd. Class H	204,000	236,889
Hollysys Automation Technologies, Ltd. (b)	51,540	685,482
Hongda Xingye Co., Ltd. Class A	115,300	58,892
Honghua Group, Ltd. (a)	2,665,000	83,212
Hope Education Group Co., Ltd. (c)	1,136,000	388,416
Huadian Fuxin Energy Corp., Ltd. Class H	1,000,000	319,981
Huafu Fashion Co., Ltd. Class A	87,100	76,776
Huami Corp. ADR (a)	11,789	145,712
Huangshan Tourism Development Co., Ltd. Class B	444,361	279,947
Huangshi Dongbei Electrical Appliance Co., Ltd. Class B	63,600	156,520
Huawen Media Group Class A (a)	120,200	70,068
Hubei Xingfa Chemicals Group Co., Ltd. Class A	35,200	44,574
Huifu Payment, Ltd. (a)(b)(c)	120,000	35,456
Security Description	Shares	Value
Hunan Aihua Group Co., Ltd. Class A	5,300	$21,762
Hunan Dakang International Food & Agriculture Co., Ltd. Class A (a)	284,200	90,474
Hunan Gold Corp., Ltd. Class A	36,800	41,029
Hunan New Wellful Co., Ltd. Class A	32,400	42,266
HY Energy Group Co., Ltd. Class A	73,900	82,079
HyUnion Holding Co., Ltd. Class A (a)	70,600	58,036
iDreamSky Technology Holdings, Ltd. (a)(c)	238,000	152,618
INESA Intelligent Tech, Inc. Class B	114,900	54,807
Inke, Ltd. (a)	544,000	73,699
Inner Mongolia Eerduosi Resourses Co., Ltd. Class B	208,800	153,468
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A (a)	143,000	37,633
Inspur Software Co., Ltd. Class A	21,500	56,277
IReader Technology Co., Ltd. Class A	31,700	171,019
Jack Sewing Machine Co., Ltd. Class A	30,200	93,577
JC Finance & Tax Interconnect Holdings, Ltd. Class A (a)	49,100	85,032
Jiangling Motors Corp., Ltd. Class A	24,700	43,230
Jiangnan Group, Ltd.	756,000	29,751
Jiangsu Akcome Science & Technology Co., Ltd. Class A (a)	118,900	22,374
Jiangsu Dingsheng New Energy Materials Co., Ltd. Class A	23,500	45,386
Jiangsu Etern Co., Ltd. Class A	78,300	46,751
Jiangsu Guotai International Group Co., Ltd. Class A	61,500	52,644
Jiangsu Hengshun Vinegar Industry Co., Ltd. Class A	36,736	96,417
Jiangsu Huaxicun Co., Ltd. Class A	47,000	83,124
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd. Class A	217,400	120,885
Jiangsu Kanion Pharmaceutical Co., Ltd. Class A	26,100	51,404
Jiangsu Leike Defense Technology Co., Ltd. Class A (a)	35,100	38,141
Jiangsu Nhwa Pharmaceutical Co., Ltd. Class A	55,000	131,202
Jiangsu Yoke Technology Co., Ltd. Class A	22,700	167,558
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd. Class A	140,600	114,585

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	9,800	$21,478
Jiangxi Wannianqing Cement Co., Ltd. Class A	54,300	98,877
Jianpu Technology, Inc. ADR (a)(b)	32,940	21,411
Jiayou International Logistics Co., Ltd. Class A	14,840	45,332
Jilin Zixin Pharmaceutical Industrial Co., Ltd. Class A (a)	69,300	43,535
Jinchuan Group International Resources Co., Ltd. (b)	2,353,000	200,373
Jingrui Holdings, Ltd.	480,000	136,869
JinkoSolar Holding Co., Ltd. ADR (a)(b)	25,968	459,893
Jinneng Science&Technology Co., Ltd. Class A	50,300	84,619
Jinyuan EP Co., Ltd. Class A	84,800	120,821
JiuGui Liquor Co., Ltd. Class A	14,600	158,048
Jiuzhitang Co., Ltd. Class A	63,000	89,850
Jizhong Energy Resources Co., Ltd. Class A	253,000	108,105
JNBY Design, Ltd.	116,000	116,293
Joinn Laboratories China Co., Ltd. Class A	14,280	212,409
Jointo Energy Investment Co., Ltd. Hebei Class A	60,400	43,498
Joy City Property, Ltd.	1,638,000	105,671
Kama Co., Ltd. Class B (a)	291,600	123,638
Kandi Technologies Group, Inc. (a)(b)	39,576	166,219
Kangda International Environmental Co., Ltd. (a)(c)	826,200	82,082
Kasen International Holdings, Ltd. (a)(b)	376,000	47,058
KingClean Electric Co., Ltd. Class A	23,100	81,350
Konka Group Co., Ltd. Class A	77,900	74,508
Konka Group Co., Ltd. Class B	680,600	202,851
Koolearn Technology Holding, Ltd. (a)(b)(c)	163,000	654,065
KPC Pharmaceuticals, Inc. Class A	34,900	48,194
KTK Group Co., Ltd. Class A	5,700	10,000
Kunwu Jiuding Investment Holdings Co., Ltd. Class A (a)	17,200	72,618
L&K Engineering Suzhou Co., Ltd. Class A	5,600	13,937
Lanzhou Minbai Shareholding Group Co., Ltd. Class A (a)	57,400	41,988
Launch Tech Co., Ltd. Class H	205,700	102,181
Leo Group Co., Ltd. Class A	390,700	213,378
LexinFintech Holdings, Ltd. ADR (a)(b)	38,216	406,618
Leyou Technologies Holdings, Ltd. (a)(b)	1,519,200	499,837
Security Description	Shares	Value
Liaoning Wellhope Agri-Tech JSC, Ltd. Class A	40,700	$85,802
Lier Chemical Co., Ltd. Class A (a)	33,400	84,259
Lifetech Scientific Corp. (a)(b)	2,496,000	785,792
LingNan Eco&Culture-Tourism Co., Ltd. Class A	132,300	80,491
Lionco Pharmaceutical Group Co., Ltd. Class A	60,614	67,666
Liuzhou Iron & Steel Co., Ltd. Class A	63,200	39,613
Loncin Motor Co., Ltd. Class A (a)	189,200	103,598
Long Yuan Construction Group Co., Ltd. Class A	89,400	109,287
Lonking Holdings, Ltd.	1,976,000	599,139
Luoniushan Co., Ltd. Class A	61,400	88,958
Luoyang Glass Co., Ltd. Class A (a)	42,800	81,933
Luthai Textile Co., Ltd. Class B	123,000	72,844
LVGEM China Real Estate Investment Co., Ltd.	390,000	118,251
Macrolink Culturaltainment Development Co., Ltd. Class A	128,300	57,545
Maoyan Entertainment (a)(b)(c)	235,800	359,612
Maoye Commericial Co., Ltd. Class A	80,323	47,959
Markor International Home Furnishings Co., Ltd. Class A (a)	132,100	82,612
Mayinglong Pharmaceutical Group Co., Ltd. Class A	20,100	68,965
Meitu, Inc. (a)(c)	939,000	184,154
Microport Scientific Corp. (b)	418,355	1,684,118
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	10,400	153,063
MLS Co., Ltd. Class A	44,600	97,243
MMG, Ltd. (a)	1,112,000	229,561
Montnets Rongxin Technology Group Co., Ltd. Class A (a)	53,800	150,718
Mulsanne Group Holding, Ltd. (a)(c)	25,500	24,347
MYS Group Co., Ltd. Class A	85,600	52,684
Nanfang Communication Holdings, Ltd. (b)	64,000	18,431
Nanjing Iron & Steel Co., Ltd. Class A	199,100	90,990
Nanjing Panda Electronics Co., Ltd. Class A	27,800	32,214
National Agricultural Holdings, Ltd. (b)(e)	396,000	—
Ningbo Construction Co., Ltd. Class A	90,500	60,950
Ningbo Huaxiang Electronic Co., Ltd. Class A	23,700	51,774
Ningbo Jifeng Auto Parts Co., Ltd. Class A	39,700	38,589

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Ningbo Sanxing Medical Electric Co., Ltd. Class A	139,100	$134,814
Ningbo Tuopu Group Co., Ltd. Class A	45,440	179,375
Ningbo Xusheng Auto Technology Co., Ltd. Class A	12,700	68,785
Ningxia Jiaze New Energy Co., Ltd. Class A	115,400	47,677
Niu Technologies ADR (a)(b)	14,390	230,240
Noah Holdings, Ltd. ADR (a)(b)	13,368	340,483
Norinco International Cooperation, Ltd. Class A	49,100	50,783
Northeast Pharmaceutical Group Co., Ltd. Class A (a)	82,365	60,832
OneSmart International Education Group, Ltd. ADR (a)(b)	37,943	149,116
O-Net Technologies Group, Ltd.	120,000	78,963
ORG Technology Co., Ltd. Class A	97,800	57,979
Pingdingshan Tianan Coal Mining Co., Ltd. Class A	154,500	81,756
Poly Culture Group Corp., Ltd. Class H	166,300	92,264
Poly Property Development Co., Ltd. Class H	30,000	301,918
Poly Property Group Co., Ltd.	2,114,000	635,527
Puxin, Ltd. ADR (a)	23,901	123,329
Q Technology Group Co., Ltd.	277,000	360,973
Qeeka Home Cayman, Inc. (c)	140,000	44,075
Qianhe Condiment and Food Co., Ltd. Class A	23,800	106,343
Qingdao East Steel Tower Stock Co., Ltd. Class A	54,100	58,786
Qingdao Gon Technology Co., Ltd. Class A	16,300	75,576
Qingdao Hanhe Cable Co., Ltd. Class A	223,900	147,625
Qutoutiao, Inc. ADR (a)(b)	82,919	247,099
Realcan Pharmaceutical Group Co., Ltd. Class A (a)	60,300	45,730
Red Avenue New Materials Group Co., Ltd. Class A	19,300	63,544
Redco Properties Group, Ltd. (b)(c)	402,000	185,687
Redsun Properties Group, Ltd.	370,000	121,257
Renhe Pharmacy Co., Ltd. Class A	47,500	40,324
RISE Education Cayman, Ltd. ADR (a)(b)	6,782	26,314
Rongan Property Co., Ltd. Class A	124,400	43,123
Runjian Co., Ltd. Class A	17,000	69,248
Sailun Group Co., Ltd. Class A	82,080	40,995
Sany Heavy Equipment International Holdings Co., Ltd.	431,000	199,639
Saurer Intelligent Technology Co., Ltd. Class A	126,600	84,725
Scholar Education Group	40,000	81,853
Secoo Holding, Ltd. ADR (a)(b)	8,454	27,306
SGIS Songshan Co., Ltd. Class A	130,800	70,325
Security Description	Shares	Value
Shandong Airlines Co., Ltd. Class B	237,700	$194,443
Shandong Chenming Paper Holdings, Ltd. Class A	149,400	104,423
Shandong Chenming Paper Holdings, Ltd. Class B	230,600	80,333
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	183,700	93,829
Shandong New Beiyang Information Technology Co., Ltd. Class A	29,600	42,676
Shandong Xinchao Energy Corp., Ltd. Class A (a)	468,300	100,713
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	49,810	72,730
Shang Gong Group Co., Ltd. Class B (a)	346,700	117,878
Shanghai AtHub Co., Ltd. Class A	8,800	134,557
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	24,500	157,100
Shanghai Belling Co., Ltd. Class A	28,300	69,591
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	462,600	183,190
Shanghai Daimay Automotive Interior Co., Ltd. Class A	13,600	62,057
Shanghai Dazhong Public Utilities Group Co., Ltd. Class A	82,400	53,163
Shanghai Diesel Engine Co., Ltd. Class B	410,360	135,008
Shanghai East China Computer Co., Ltd. Class A	20,377	70,665
Shanghai Environment Group Co., Ltd. Class A	47,000	79,799
Shanghai Fengyuzhu Culture and Technology Co., Ltd. Class A	21,300	58,677
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)(b)	158,000	186,327
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	486,000	331,715
Shanghai Haixin Group Co. Class B	682,708	197,985
Shanghai Haohai Biological Technology Co., Ltd. Class H (a)(b)(c)	20,900	96,269
Shanghai Highly Group Co., Ltd. Class B	285,400	146,696
Shanghai Industrial Development Co., Ltd. Class A	91,070	65,844
Shanghai Jin Jiang Capital Co., Ltd. Class H	1,072,000	189,491
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	124,400	83,846
Shanghai Jinjiang International Travel Co., Ltd. Class B	134,500	185,879

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	41,600	$94,057
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	178,539	168,898
Shanghai La Chapelle Fashion Co., Ltd. Class A (a)	63,700	27,579
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	112,400	57,886
Shanghai Maling Aquarius Co., Ltd. Class A	38,000	51,023
Shanghai Moons' Electric Co., Ltd. Class A	55,500	102,398
Shanghai Phoenix Enterprise Group Co., Ltd. Class B (a)	172,600	69,040
Shanghai Pudong Road & Bridge Construction Co., Ltd. Class A	28,725	24,995
Shanghai Rongtai Health Technology Corp., Ltd. Class A	23,300	88,417
Shanghai Runda Medical Technology Co., Ltd. Class A	32,900	62,004
Shanghai Shibei Hi-Tech Co., Ltd. Class B	490,200	192,158
Shanghai Shyndec Pharmaceutical Co., Ltd. Class A	73,500	100,146
Shanghai Sinotec Co., Ltd. Class A	16,440	29,983
Shanghai Tongji Science & Technology Industrial Co., Ltd. Class A	41,000	49,308
Shanghai Wanye Enterprises Co., Ltd. Class A	45,300	150,621
Shanghai Weaver Network Co., Ltd. Class A	13,440	146,917
Shanghai Zijiang Enterprise Group Co., Ltd. Class A	92,400	56,085
Shanxi Blue Flame Holding Co., Ltd. Class A	62,800	67,974
Shede Spirits Co., Ltd. Class A	19,800	104,634
Sheng Ye Capital, Ltd. (b)	190,000	155,423
Shengda Mining Co., Ltd. Class A	27,900	46,383
Shenzhen Agricultural Products Group Co., Ltd. Class A	104,300	109,351
Shenzhen Aisidi Co., Ltd. Class A	20,300	20,622
Shenzhen Bauing Construction Holding Group Co., Ltd. Class A	96,100	68,801
Shenzhen Cereals Holdings Co., Ltd. Class A	93,965	106,891
Shenzhen Danbond Technology Co., Ltd. Class A	24,800	33,861
Shenzhen Das Intellitech Co., Ltd. Class A	86,093	47,263
Shenzhen Desay Battery Technology Co. Class A	11,200	77,664
Security Description	Shares	Value
Shenzhen Ellassay Fashion Co., Ltd. Class A	32,585	$59,382
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	73,400	133,242
Shenzhen Gongjin Electronics Co., Ltd. Class A	24,048	40,456
Shenzhen Grandland Group Co., Ltd. Class A	112,600	53,371
Shenzhen H&T Intelligent Control Co., Ltd. Class A	34,300	78,668
Shenzhen Heungkong Holding Co., Ltd. Class A	215,600	60,094
Shenzhen Hifuture Information Technology Co., Ltd. Class A (a)	90,600	105,242
Shenzhen Megmeet Electrical Co., Ltd. Class A	30,000	110,021
Shenzhen MTC Co., Ltd. Class A (a)	217,300	152,189
Shenzhen Neptunus Bioengineering Co., Ltd. Class A	130,095	77,125
Shenzhen SDG Information Co., Ltd. Class A	32,000	44,008
Shenzhen SEG Co., Ltd. Class B	150,300	42,663
Shenzhen Sinovatio Technology Co., Ltd. Class A	4,600	106,472
Shenzhen Tagen Group Co., Ltd. Class A	78,000	76,259
Shenzhen Tellus Holding Co., Ltd. Class A	15,700	40,717
Shenzhen World Union Group, Inc. Class A	161,500	63,752
Shenzhen Zhenye Group Co., Ltd. Class A	82,500	79,491
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (a)	105,500	155,837
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	58,302	257,287
Shinva Medical Instrument Co., Ltd. Class A	8,900	19,594
Shoucheng Holdings, Ltd.	2,449,200	483,491
Shougang Fushan Resources Group, Ltd.	3,142,000	656,741
Shui On Land, Ltd.	1,072,500	179,893
Sichuan Expressway Co., Ltd. Class H (b)	1,652,000	377,274
Sichuan Haite High-tech Co., Ltd. Class A	33,300	72,416
Sichuan Road & Bridge Co., Ltd. Class A	142,000	76,749
Sichuan Shuangma Cement Co., Ltd. Class A	58,850	106,913
Sichuan Yahua Industrial Group Co., Ltd. Class A	55,100	71,957
Sieyuan Electric Co., Ltd. Class A	60,300	174,559

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Sihuan Pharmaceutical Holdings Group, Ltd.	1,402,000	$133,861
Silver Grant International Industries, Ltd. (a)	734,000	91,863
Sinochem International Corp. Class A	65,800	47,108
Sinofert Holdings, Ltd. (b)	1,564,000	139,238
Sinoma International Engineering Co. Class A	83,200	62,155
Sinomach Automobile Co., Ltd. Class A	60,700	39,678
Sinopec Kantons Holdings, Ltd.	1,106,000	423,823
Sino-Platinum Metals Co., Ltd. Class A	20,800	87,729
Sinosoft Technology Group, Ltd. (a)	728,200	105,231
Sinovac Biotech, Ltd. (a)(b)	67,578	437,230
Skshu Paint Co., Ltd. Class A	10,080	131,524
Skyfame Realty Holdings, Ltd.	1,668,000	215,213
Skyworth Digital Co., Ltd. Class A	50,900	86,997
Smartac Group China Holdings, Ltd. (a)	2,624,000	50,446
Sogou, Inc. ADR (a)(b)	19,658	82,170
SOHO China, Ltd. (a)	236,500	82,999
Sohu.com, Ltd. ADR (a)	33,903	312,247
Sou Yu Te Group Co., Ltd. Class A (a)	214,800	85,400
So-Young International, Inc. ADR (a)(b)	3,700	50,209
Suncity Group Holdings, Ltd. (a)	800,000	132,121
Sunflower Pharmaceutical Group Co., Ltd. Class A	36,500	75,554
Suning Universal Co., Ltd. Class A	127,000	55,524
Sunshine 100 China Holdings, Ltd. (a)(c)	463,000	81,244
Sunward Intelligent Equipment Co., Ltd. Class A	190,925	161,271
Sunwave Communications Co., Ltd. Class A	19,500	26,487
Suzhou Anjie Technology Co., Ltd. Class A (a)	46,700	164,526
Suzhou Chunxing Precision Mechanical Co., Ltd. Class A (a)	51,300	51,679
Suzhou Keda Technology Co., Ltd. Class A	27,196	35,285
Suzhou Secote Precision Electronic Co., Ltd. Class A	14,300	108,852
Taiji Computer Corp., Ltd. Class A	18,900	116,832
Tangrenshen Group Co., Ltd. Class A	30,300	40,813
Tangshan Sanyou Chemical Industries Co., Ltd. Class A	91,400	60,263
TCL Electronics Holdings, Ltd.	277,000	135,454
Tecon Biology Co., Ltd. Class A	40,000	91,118
Security Description	Shares	Value
Tian Di Science & Technology Co., Ltd. Class A	227,200	$94,188
Tian Ge Interactive Holdings, Ltd. (a)(b)(c)	741,000	97,520
Tiangong International Co., Ltd.	1,728,000	557,387
Tianjin Capital Environmental Protection Group Co., Ltd. Class A	103,200	96,954
Tianjin Development Holdings, Ltd.	820,000	184,093
Tianjin Guangyu Development Co., Ltd. Class A	100,500	103,802
Tianjin Port Development Holdings, Ltd.	4,086,000	284,685
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. Class S	396,400	338,922
Tianli Education International Holdings, Ltd.	703,000	492,525
Tianneng Power International, Ltd. (b)	752,000	1,280,751
Tibet Summit Resources Co., Ltd. Class A	50,000	70,744
Tibet Tianlu Co., Ltd. Class A	55,900	56,313
Titan Wind Energy Suzhou Co., Ltd. Class A	95,900	81,141
Tong Ren Tang Technologies Co., Ltd. Class H	761,000	578,326
Tongding Interconnection Information Co., Ltd. Class A	54,300	39,336
TongFu Microelectronics Co., Ltd. Class A (a)	61,700	218,681
Tonghua Golden-Horse Pharmaceutical Industry Co., Ltd. Class A (a)	59,700	40,714
Tongling Jingda Special Magnet Wire Co., Ltd. Class A	332,800	130,902
Tongyu Communication, Inc. Class A	12,595	43,803
Tsaker Chemical Group, Ltd. (c)	57,000	8,384
Tuniu Corp. ADR (a)(b)	99,652	122,572
UE Furniture Co., Ltd. Class A	32,298	51,501
Uxin, Ltd. ADR (a)(b)	67,367	96,335
Valiant Co., Ltd. Class A	39,700	96,445
Vatti Corp., Ltd. Class A	53,100	76,107
Virscend Education Co., Ltd. (c)	1,031,000	303,296
Viva Biotech Holdings (b)(c)	552,000	618,204
Wangfujing Group Co., Ltd. Class A	35,661	229,827
Wangneng Environment Co., Ltd. Class A	25,800	63,663
Weimob, Inc. (a)(b)(c)	1,265,000	1,588,095
West China Cement, Ltd.	2,640,000	480,282
Western Region Gold Co., Ltd. Class A	25,500	49,898
Wisdom Education International Holdings Co., Ltd.	348,000	143,233
Wise Talent Information Technology Co., Ltd. (a)	117,600	260,678

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Wolong Electric Group Co., Ltd. Class A	87,700	$139,471
Wuhan DDMC Culture Co., Ltd. Class A	34,700	40,063
Wuhan Department Store Group Co., Ltd. Class A	34,110	75,674
Wuxi Shangji Automation Co., Ltd. Class A	21,008	145,617
X Financial ADR (a)(b)	15,041	13,537
Xiabuxiabu Catering Management China Holdings Co., Ltd. (c)	190,500	187,785
Xiamen Comfort Science & Technology Group Co., Ltd. Class A	72,700	112,839
Xiamen Goldenhome Co., Ltd. Class A	7,980	53,270
Xiamen International Airport Co., Ltd. Class A	16,000	40,545
Xiamen International Port Co., Ltd. Class H	2,010,000	163,384
Xiamen Kingdomway Group Co. Class A	32,400	119,006
Xi'an Haitiantian Holdings Co., Ltd. (a)	234,000	50,420
Xian International Medical Investment Co., Ltd. Class A (a)	79,500	45,556
Xilinmen Furniture Co., Ltd. Class A (a)	32,600	49,492
Xinfengming Group Co., Ltd. Class A	36,800	51,963
Xingda International Holdings, Ltd.	661,326	127,138
Xinhua Winshare Publishing and Media Co., Ltd. Class A	38,100	54,823
Xinhua Winshare Publishing and Media Co., Ltd. Class H	133,000	90,092
Xinhuanet Co., Ltd. Class A	29,500	93,328
Xinjiang Tianshan Cement Co., Ltd. Class A	59,400	126,906
Xinjiang Yilite Industry Co., Ltd. Class A	26,200	73,287
Xtep International Holdings, Ltd.	594,763	197,987
Xuji Electric Co., Ltd. Class A	74,200	138,579
Yadea Group Holdings, Ltd. (a)(c)	608,000	419,692
Yang Quan Coal Industry Group Co., Ltd. Class A	136,600	81,561
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	97,000	287,524
Yantai Eddie Precision Machinery Co., Ltd. Class A	35,670	264,456
Yantai Tayho Advanced Materials Co., Ltd. Class A (a)	34,100	65,616
YGSOFT, Inc. Class A	33,028	59,021
Yifan Pharmaceutical Co., Ltd. Class A	65,200	211,898
Yijiahe Technology Co., Ltd. Class A	7,840	97,349
Security Description	Shares	Value
Yintech Investment Holdings, Ltd. ADR	7,700	$46,431
Yirendai, Ltd. ADR (a)(b)	10,368	42,820
Yixin Group, Ltd. (a)(b)(c)	1,033,500	253,359
Yotrio Group Co., Ltd. Class A	180,980	101,914
Youzu Interactive Co., Ltd. Class A (a)	47,500	175,275
Yunnan Aluminium Co., Ltd. Class A (a)	121,900	75,198
Zall Smart Commerce Group, Ltd. (b)	2,429,000	222,515
ZBOM Home Collection Co., Ltd. Class A	21,400	80,813
Zhefu Holding Group Co., Ltd. Class A	142,200	77,863
Zhejiang Communications Technology Co., Ltd.	96,700	70,872
Zhejiang Hangmin Co., Ltd. Class A	86,296	65,323
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	61,500	68,829
Zhejiang Huafeng Spandex Co., Ltd. Class A	130,400	93,542
Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	2,900	28,057
Zhejiang Jiemei Electronic & Technology Co., Ltd. Class A	16,480	69,905
Zhejiang Jingu Co., Ltd. Class A (a)	54,800	41,094
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	33,300	50,366
Zhejiang JIULI Hi-tech Metals Co., Ltd. Class A	44,300	45,756
Zhejiang Medicine Co., Ltd. Class A	39,400	107,367
Zhejiang Meida Industrial Co., Ltd. Class A	41,700	66,552
Zhejiang Orient Financial Holdings Group Co., Ltd. Class A	54,684	53,154
Zhejiang Runtu Co., Ltd. Class A	51,600	66,729
Zhejiang Satellite Petrochemical Co., Ltd. Class A	52,400	120,625
Zhejiang Wanliyang Co., Ltd. Class A	105,500	129,566
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	44,500	106,028
Zhejiang Xinan Chemical Industrial Group Co., Ltd. Class A	35,200	42,831
Zhejiang Yankon Group Co., Ltd. Class A	101,700	51,082
Zhejiang Yasha Decoration Co., Ltd. Class A	172,200	249,002
Zhejiang Yongtai Technology Co., Ltd. Class A	45,833	79,504
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class A	65,300	54,419

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	236,600	$101,961
Zhongshan Broad Ocean Motor Co., Ltd. Class A (a)	164,400	83,971
Zhou Hei Ya International Holdings Co., Ltd. (c)	318,000	271,208
Zhuzhou Kibing Group Co., Ltd. Class A	175,400	146,916
Zibo Qixiang Tengda Chemical Co., Ltd. Class A	116,600	102,449
ZJBC Information Technology Co., Ltd. Class A	35,700	45,308
		95,417,302
COLOMBIA — 0.1%
Celsia SA ESP	244,103	268,631
Cemex Latam Holdings SA (a)	140,605	57,155
		325,786
CZECH REPUBLIC — 0.3%
Moneta Money Bank A/S (c)	413,656	932,944
Philip Morris CR A/S	661	370,609
		1,303,553
EGYPT — 0.5%
Egypt Kuwait Holding Co. SAE	603,845	666,645
Egyptian Financial Group-Hermes Holding Co.	516,365	447,580
ElSewedy Electric Co.	127,291	52,289
Emaar Misr for Development SAE (a)	203,020	29,434
Ezz Steel Co SAE (a)	395,221	148,636
Heliopolis Housing	292,497	105,292
Ibnsina Pharma SAE (a)	201,694	113,968
Medinet Nasr Housing	608,016	102,843
Orascom Investment Holding (a)	2,916,360	70,289
Palm Hills Developments SAE (a)	914,861	65,696
Pioneers Holding for Financial Investments SAE (a)	155,371	34,944
Qalaa Holdings SAE (a)	498,270	42,788
Six of October Development & Investment	444,462	245,363
Talaat Moustafa Group	419,021	151,616
Telecom Egypt Co.	159,925	132,082
		2,409,465
GREECE — 0.8%
Aegean Airlines SA	45,317	202,573
Diana Shipping, Inc. (a)	4,462	6,693
Ellaktor SA (a)	96,564	116,048
FF Group (a)(e)	24,815	13,378
Fourlis Holdings SA	32,374	154,534
GEK Terna Holding Real Estate Construction SA (a)	44,443	301,993
Hellenic Exchanges - Athens Stock Exchange SA	79,329	282,442
Holding Co. ADMIE IPTO SA	136,477	348,721
LAMDA Development SA (a)	11,688	78,370
Security Description	Shares	Value
Marfin Investment Group Holdings SA (a)	227,808	$15,403
Mytilineos SA	96,910	792,388
Piraeus Bank SA (a)	240,471	424,034
Public Power Corp. SA (a)	127,454	493,867
Sarantis SA	6,084	56,033
Star Bulk Carriers Corp.	74,490	491,634
Tsakos Energy Navigation, Ltd.	98,340	197,663
		3,975,774
HONG KONG — 2.3%
Agritrade Resources, Ltd.	1,595,000	17,081
AGTech Holdings, Ltd. (a)	2,256,000	109,155
Ajisen China Holdings, Ltd.	663,000	91,531
Anxin-China Holdings, Ltd. (a)(e)	2,248,000	—
Beijing Enterprises Medical & Health Group, Ltd. (a)	2,327,600	31,533
CA Cultural Technology Group, Ltd.	1,062,000	276,789
Camsing International Holding, Ltd. (a)(b)(e)	276,000	20,654
Central Wealth Group Holdings, Ltd. (a)	5,012,000	12,287
China Animal Healthcare, Ltd. (a)(e)	1,059,700	—
China Everbright, Ltd.	582,000	842,537
China First Capital Group, Ltd. (a)	2,110,000	73,505
China Grand Pharmaceutical and Healthcare Holdings, Ltd. Class A	688,000	482,904
China High Precision Automation Group, Ltd. (a)(e)	1,226,000	—
China High Speed Transmission Equipment Group Co., Ltd. (b)	533,000	309,466
China Lumena New Materials Corp. (a)(b)(e)	104,532	—
China Metal Recycling Holdings, Ltd. (a)(b)(e)	693,675	—
China Minsheng Financial Holding Corp., Ltd. (a)(b)	7,540,000	88,529
China Oil & Gas Group, Ltd. (b)	4,868,000	152,627
China Star Entertainment, Ltd.	390,000	85,543
China Water Affairs Group, Ltd. (b)	586,000	421,896
Comba Telecom Systems Holdings, Ltd. (b)	1,092,575	445,463
Concord New Energy Group, Ltd.	8,380,000	351,399
Dawnrays Pharmaceutical Holdings, Ltd.	1,407,000	165,199
Digital China Holdings, Ltd.	951,000	614,740
Essex Bio-technology, Ltd.	238,000	168,586
Fosun Tourism Group (c)	65,800	56,797
Fullshare Holdings, Ltd. (a)(b)	5,270,000	95,874
GCL-Poly Energy Holdings, Ltd. (a)(b)	8,161,000	230,601
GR Properties, Ltd. (a)	366,000	69,418
Guotai Junan International Holdings, Ltd. (b)	1,650,000	215,020

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Hi Sun Technology China, Ltd. (a)	1,791,000	$201,043
Huabao International Holdings, Ltd.	1,403,000	615,474
Huayi Tencent Entertainment Co., Ltd. (a)	2,940,000	42,485
IMAX China Holding, Inc. (c)	73,000	105,679
Jiayuan International Group, Ltd.	486,000	200,659
Ju Teng International Holdings, Ltd.	999,500	364,958
Lifestyle China Group, Ltd. (a)	390,500	92,707
Meilleure Health International Industry Group, Ltd. (a)	924,000	39,938
NetDragon Websoft Holdings, Ltd.	262,000	735,248
NewOcean Energy Holdings, Ltd. (a)(b)	1,668,000	157,106
Pou Sheng International Holdings, Ltd. (a)	2,235,000	513,299
Sansheng Holdings Group Co., Ltd. (a)	20,000	18,296
Skyworth Group, Ltd. (a)(b)	1,848,000	517,410
Tech Pro Technology Development, Ltd. (a)(b)(e)	6,035,100	26,475
Tibet Water Resources, Ltd. (a)	1,982,000	127,864
United Laboratories International Holdings, Ltd.	966,500	835,506
Untrade.Realgold Mining (b)(e)	251,500	—
VCredit Holdings, Ltd. (a)(c)	58,600	30,470
Wasion Holdings, Ltd.	783,000	250,545
Yuexiu Transport Infrastructure, Ltd.	1,174,549	819,863
		11,124,159
HUNGARY — 0.2%
Magyar Telekom Telecommunications PLC	592,683	717,432
INDIA — 10.3%
Aarti Industries, Ltd.	52,271	644,805
Aavas Financiers, Ltd. (a)	11,196	198,589
Adani Green Energy, Ltd. (a)	262,603	1,248,085
Aegis Logistics, Ltd.	82,051	191,805
Ajanta Pharma, Ltd.	16,067	301,566
Akzo Nobel India, Ltd.	1,526	37,071
Alembic Pharmaceuticals, Ltd.	33,662	406,956
Amara Raja Batteries, Ltd.	23,981	206,576
APL Apollo Tubes, Ltd.	8,321	171,140
Apollo Tyres, Ltd.	80,126	114,612
Arti Surfactants, Ltd. (a)	1,139	8,241
Arvind Fashions, Ltd. (a)	36,623	81,246
Arvind, Ltd.	193,356	82,972
Ashoka Buildcon, Ltd. (a)	47,886	39,068
AstraZeneca Pharma India, Ltd.	5,129	240,997
Atul, Ltd.	8,422	507,621
Avanti Feeds, Ltd.	24,087	160,944
Azure Power Global, Ltd. (a)(b)	11,610	185,296
Bajaj Corp., Ltd. (a)	61,343	118,739
Bajaj Electricals, Ltd.	25,954	135,023
Security Description	Shares	Value
Balkrishna Industries, Ltd.	44,696	$746,534
Balrampur Chini Mills, Ltd.	209,547	372,031
BASF India, Ltd.	6,515	98,177
Bayer CropScience, Ltd.	8,074	634,874
Birla Corp., Ltd.	19,475	149,305
Birlasoft, Ltd.	251,096	297,476
Blue Dart Express, Ltd.	6,856	185,430
Blue Star, Ltd.	4,186	27,701
Brigade Enterprises, Ltd.	17,344	31,229
Can Fin Homes, Ltd.	62,349	278,988
Caplin Point Laboratories, Ltd.	8,313	34,395
Carborundum Universal, Ltd.	8,492	31,306
CARE Ratings, Ltd.	21,673	120,401
Castrol India, Ltd.	187,449	312,068
CCL Products India, Ltd.	18,099	56,236
Ceat, Ltd.	34,379	416,352
Central Bank of India (a)	440,995	104,841
Century Plyboards India, Ltd.	17,873	27,956
Century Textiles & Industries, Ltd.	15,534	60,590
Cera Sanitaryware, Ltd.	5,233	153,188
CESC, Ltd.	45,578	375,472
CG Power and Industrial Solutions, Ltd. (a)	584,604	66,200
Chalet Hotels, Ltd. (a)	31,947	55,513
Chambal Fertilizers and Chemicals, Ltd.	22,456	42,218
Chennai Super Kings Cricket, Ltd. (a)(e)	418,560	—
Cholamandalam Financial Holdings, Ltd.	25,796	100,890
Coromandel International, Ltd.	67,450	675,136
CreditAccess Grameen, Ltd. (a)	21,474	148,533
CRISIL, Ltd.	10,454	224,141
Cyient, Ltd.	48,921	178,699
DB Corp., Ltd.	59,116	58,017
DCB Bank, Ltd. (a)	110,817	111,105
DCM Shriram, Ltd.	19,526	82,070
Deepak Nitrite, Ltd.	51,583	324,547
Delta Corp., Ltd.	59,432	68,324
Dewan Housing Finance Corp., Ltd. (a)	118,722	24,608
Dilip Buildcon, Ltd. (c)	32,879	118,794
Dish TV India, Ltd. (a)	314,577	32,289
Dishman Carbogen Amcis, Ltd.	41,024	66,151
Dixon Technologies India, Ltd.	4,015	306,236
Dr Lal PathLabs, Ltd. (c)	31,651	655,856
eClerx Services, Ltd.	18,786	111,031
Edelweiss Financial Services, Ltd.	297,083	247,098
EID Parry India, Ltd. (a)	47,720	174,912
EIH, Ltd.	65,430	55,071
Emami, Ltd.	47,236	138,135
Endurance Technologies, Ltd. (c)	6,713	77,418
Engineers India, Ltd.	108,945	108,795
Equitas Holdings, Ltd. (a)	124,046	81,406
Eris Lifesciences, Ltd. (c)	17,793	107,754
Escorts, Ltd.	80,063	1,102,800

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Essel Propack, Ltd.	45,641	$108,808
FDC, Ltd.	21,625	80,080
Fine Organic Industries, Ltd.	3,308	81,682
Finolex Cables, Ltd.	25,533	96,513
Finolex Industries, Ltd.	9,454	62,362
Fortis Healthcare, Ltd. (a)	240,823	388,966
Future Consumer, Ltd. (a)	305,861	67,246
Future Lifestyle Fashions, Ltd.	19,107	37,529
Gateway Distriparks, Ltd.	164,853	182,858
GE T&D India, Ltd.	92,937	92,563
Glenmark Pharmaceuticals, Ltd.	72,851	434,479
GMR Infrastructure, Ltd. (a)	2,538,835	674,187
Godfrey Phillips India, Ltd.	24,032	323,875
Granules India, Ltd.	114,091	306,142
Graphite India, Ltd.	28,529	69,127
Great Eastern Shipping Co. Ltd	45,169	126,975
Gujarat Alkalies & Chemicals, Ltd.	4,302	18,879
Gujarat Gas, Ltd.	89,793	378,479
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	9,652	19,591
Gujarat Pipavav Port, Ltd.	388,296	390,077
Gujarat State Petronet, Ltd.	98,461	287,870
HEG, Ltd.	9,708	106,320
Hexaware Technologies, Ltd.	144,385	637,366
HFCL, Ltd.	374,060	78,772
Himadri Speciality Chemical, Ltd.	37,337	23,118
Hindustan Construction Co., Ltd. (a)	206,923	16,306
Hindustan Copper, Ltd.	246,681	103,568
ICICI Securities, Ltd. (c)	50,193	312,344
IDFC, Ltd.	905,213	220,597
IFB Industries, Ltd. (a)	11,021	60,591
IFCI, Ltd. (a)	298,615	29,662
IIFL Finance, Ltd.	59,267	57,969
India Cements, Ltd.	330,919	562,096
Indiabulls Real Estate, Ltd. (a)	264,014	170,639
Indiabulls Ventures, Ltd.	129,487	202,453
Indian Energy Exchange, Ltd. (c)	24,753	58,929
Infibeam Avenues, Ltd.	234,070	183,992
Inox Leisure, Ltd.	55,401	166,231
Intellect Design Arena, Ltd. (a)	43,167	63,833
Ipca Laboratories, Ltd.	65,100	1,443,682
IRB Infrastructure Developers, Ltd. (a)	217,167	254,691
Jain Irrigation Systems, Ltd. (a)	322,196	54,194
Jammu & Kashmir Bank, Ltd. (a)	450,326	107,954
JB Chemicals & Pharmaceuticals, Ltd.	25,580	239,678
Jindal Saw, Ltd.	133,633	102,476
Jindal Steel & Power, Ltd. (a)	221,376	473,516
JK Cement, Ltd.	15,934	291,018
JM Financial, Ltd.	168,996	156,677
Johnson Controls-Hitachi Air Conditioning India, Ltd.	7,528	224,906
JSW Energy, Ltd.	691,191	431,630
Jubilant Life Sciences, Ltd.	81,421	706,818
Security Description	Shares	Value
Just Dial, Ltd. (a)	41,743	$222,084
Jyothy Laboratories, Ltd.	109,677	170,681
Kajaria Ceramics, Ltd.	80,133	416,459
Kalpataru Power Transmission, Ltd.	42,183	120,984
Karnataka Bank, Ltd.	130,424	71,773
Karur Vysya Bank, Ltd.	516,482	230,866
KEC International, Ltd.	37,135	133,114
KEI Industries, Ltd.	22,111	102,145
KNR Constructions, Ltd.	12,455	34,526
KPIT Technologies, Ltd. (a)	255,835	213,468
KPR Mill, Ltd.	7,659	49,096
KRBL, Ltd.	46,951	153,034
Laurus Labs, Ltd. (c)	26,289	180,863
Lemon Tree Hotels, Ltd. (a)(c)	180,158	54,403
Linde India, Ltd.	6,935	56,313
LUX Industries, Ltd.	2,941	44,876
Mahanagar Gas, Ltd.	10,779	150,199
Maharashtra Scooters, Ltd.	742	24,613
Mahindra CIE Automotive, Ltd. (a)	117,964	183,265
Mahindra Holidays & Resorts India, Ltd. (a)	55,071	122,427
Mahindra Lifespace Developers, Ltd.	28,496	80,011
MakeMyTrip, Ltd. (a)(b)	41,813	640,575
Manappuram Finance, Ltd.	545,986	1,094,449
Max Financial Services, Ltd. (a)	108,807	781,066
Metropolis Healthcare, Ltd. (a)	5,437	97,883
Minda Industries, Ltd.	52,538	190,797
Mindtree, Ltd.	53,507	655,977
Motilal Oswal Financial Services, Ltd.	22,180	173,847
Multi Commodity Exchange of India, Ltd.	32,779	557,389
Natco Pharma, Ltd.	87,078	727,901
Navin Fluorine International, Ltd.	27,473	590,185
NBCC India, Ltd.	239,727	73,820
NCC, Ltd.	612,553	236,490
Network18 Media & Investments, Ltd. (a)	193,335	104,473
NIIT Technologies, Ltd.	23,812	444,427
Omaxe, Ltd.	58,195	108,792
Orient Electric, Ltd.	50,124	135,195
PC Jeweller, Ltd. (a)	108,608	24,022
Persistent Systems, Ltd.	55,744	468,891
Pfizer, Ltd.	9,299	488,179
Phoenix Mills, Ltd.	44,095	341,617
PNB Housing Finance, Ltd. (c)	14,536	39,958
PNC Infratech, Ltd.	88,826	168,408
POLYCAB INDIA LTD COMMON STOCK INR10.0 (a)	7,583	79,271
Prestige Estates Projects, Ltd.	124,985	346,961
Prism Johnson, Ltd.	124,753	76,913
Procter & Gamble Health, Ltd. (a)	3,009	162,195
PTC India, Ltd.	439,113	282,065

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
PVR, Ltd.	39,967	$530,238
Quess Corp., Ltd. (a)(c)	44,304	214,614
Radico Khaitan, Ltd.	43,132	213,364
Rain Industries, Ltd.	50,836	51,170
Rallis India, Ltd.	61,533	221,915
Raymond, Ltd.	2,659	9,774
Redington India, Ltd.	325,140	378,306
Relaxo Footwears, Ltd.	34,300	287,720
Reliance Infrastructure, Ltd. (a)	99,892	51,200
Repco Home Finance, Ltd.	36,122	58,630
RITES, Ltd.	7,213	23,525
Sadbhav Engineering, Ltd.	92,463	55,414
Schaeffler India, Ltd.	4,151	196,115
Sequent Scientific, Ltd.	75,679	91,863
Shilpa Medicare, Ltd.	18,141	114,223
Shoppers Stop, Ltd.	5,077	11,344
Shriram City Union Finance, Ltd.	10,775	95,814
SKF India, Ltd.	25,223	557,601
Sobha, Ltd.	16,432	49,381
Solar Industries India, Ltd.	12,052	162,846
South Indian Bank, Ltd.	849,973	90,622
SpiceJet, Ltd. (a)	157,067	104,533
Sterlite Technologies, Ltd.	46,792	68,232
Strides Pharma Science, Ltd.	68,826	373,374
Sudarshan Chemical Industries	11,702	60,716
Sun Pharma Advanced Research Co., Ltd. (a)	129,907	279,415
Sundram Fasteners, Ltd.	23,475	116,374
Sunteck Realty, Ltd.	7,698	19,275
Suven Life Sciences, Ltd. (a)	7,588	4,161
Suven Pharmaceuticals, Ltd. (a)	7,588	47,274
Suzlon Energy, Ltd. (a)	2,589,520	173,198
Swan Energy, Ltd.	34,642	60,930
Symphony, Ltd.	27,479	318,904
Syngene International, Ltd. (c)	61,765	327,952
Tata Communications, Ltd.	47,669	386,226
Tata Elxsi, Ltd.	23,214	275,879
Tata Investment Corp., Ltd.	4,699	48,002
TeamLease Services, Ltd. (a)	6,476	144,137
Thermax, Ltd.	54,113	541,067
Thomas Cook India, Ltd.	59,216	20,862
Time Technoplast, Ltd.	112,302	55,702
Timken India, Ltd.	18,234	229,459
Torrent Power, Ltd.	185,704	783,976
Trident, Ltd.	1,956,082	180,054
TTK Prestige, Ltd.	1,016	72,858
Tube Investments of India, Ltd.	41,612	244,920
TV18 Broadcast, Ltd. (a)	315,517	141,035
UCO Bank (a)	208,391	40,986
Union Bank of India (a)	399,253	168,154
VA Tech Wabag, Ltd. (a)	36,088	51,500
Vaibhav Global, Ltd.	2,385	40,312
Vakrangee, Ltd.	392,186	182,059
Vardhman Textiles, Ltd.	14,943	128,889
V-Guard Industries, Ltd.	67,379	151,662
Vinati Organics, Ltd.	19,742	252,110
Security Description	Shares	Value
VIP Industries, Ltd.	24,126	$82,328
V-Mart Retail, Ltd.	5,619	129,551
VRL Logistics, Ltd.	7,622	16,278
WABCO India, Ltd.	6,453	588,019
Welspun Corp., Ltd.	177,628	187,618
Welspun India, Ltd.	335,643	164,924
Westlife Development, Ltd. (a)	16,422	66,957
Wockhardt, Ltd. (a)	1,983	7,377
Zensar Technologies, Ltd.	32,049	52,570
		49,672,397
INDONESIA — 1.9%
Adhi Karya Persero Tbk PT	4,238,991	181,014
AKR Corporindo Tbk PT	2,148,600	382,040
Alam Sutera Realty Tbk PT (a)	20,195,800	182,377
Alfa Energi Investama Tbk PT (a)	269,600	2,114
Aneka Tambang Tbk	6,017,000	254,833
Astra Agro Lestari Tbk PT	296,100	170,488
Bank CIMB Niaga Tbk PT	3,406,700	171,706
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	4,882,100	259,741
Bank Pembangunan Daerah Jawa Timur Tbk PT	6,313,000	220,966
Bank Tabungan Negara Persero Tbk PT	795,600	69,340
Bank Tabungan Pensiunan Nasional Syariah Tbk PT	1,881,600	418,865
Bukit Asam Tbk PT	1,263,900	178,724
Bumi Serpong Damai Tbk PT (a)	7,819,400	405,065
Bumitama Agri, Ltd.	609,300	192,174
Ciputra Development Tbk PT	9,873,299	421,611
Delta Dunia Makmur Tbk PT (a)	6,286,900	59,854
Erajaya Swasembada Tbk PT	1,192,100	104,731
Global Mediacom Tbk PT (a)	3,962,500	51,317
Indika Energy Tbk PT	1,106,300	51,888
Indo Tambangraya Megah Tbk PT	54,800	27,237
Indosat Tbk PT (a)	338,800	55,735
Inti Agri Resources Tbk PT (a)(e)	258,200	452
Japfa Comfeed Indonesia Tbk PT	4,443,300	368,590
Kresna Graha Investama Tbk PT (a)	8,614,500	93,472
Link Net Tbk PT	1,575,700	248,185
Lippo Karawaci Tbk PT (a)	38,053,280	455,521
Matahari Department Store Tbk PT (a)	1,921,500	217,237
Medco Energi Internasional Tbk PT (a)	6,944,166	219,724
Media Nusantara Citra Tbk PT	6,394,800	405,131
Mitra Adiperkasa Tbk PT	9,397,100	513,107
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	4,175,800	242,626
PP Persero Tbk PT	3,308,798	201,516
Ramayana Lestari Sentosa Tbk PT	2,189,500	91,197
Rimo International Lestari Tbk PT (a)	100,200	351
Sawit Sumbermas Sarana Tbk PT	2,913,100	159,063

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Siloam International Hospitals Tbk PT (a)	381,543	$138,889
Sitara Propertindo Tbk PT (a)	4,239,300	58,760
Summarecon Agung Tbk PT	8,469,500	346,843
Surya Citra Media Tbk PT	1,074,800	87,654
Timah Tbk PT	1,246,829	51,933
Tower Bersama Infrastructure Tbk PT	7,651,200	591,850
Trada Alam Minera Tbk PT (a)(e)	6,757,200	11,826
Tunas Baru Lampung Tbk PT	944,400	36,692
Waskita Karya Persero Tbk PT	3,842,100	190,962
Wijaya Karya Persero Tbk PT	4,245,836	356,668
		8,950,069
KUWAIT — 0.6%
ALAFCO Aviation Lease & Finance Co. KSCP	94,289	51,182
Alimtiaz Investment Group KSC (a)	390,344	116,221
Boubyan Petrochemicals Co. KSCP	289,535	577,847
Heavy Engineering & Ship Building Co. KSCP Class B	128,897	169,684
Humansoft Holding Co. KSC (a)	62,153	563,246
Integrated Holding Co. KCSC	77,749	107,406
Kuwait International Bank KSCP	438,839	249,624
Kuwait Projects Co. Holding KSCP (a)	353,925	200,172
Kuwait Real Estate Co. KSC (a)	98,499	25,933
National Industries Group Holding SAK	444,564	235,540
National Real Estate Co. KPSC (a)	233,784	56,993
Warba Bank KSCP (a)	620,718	413,610
		2,767,458
LUXEMBOURG — 0.0% (d)
Biotoscana Investments SA (a)	78,893	144,832
MALAYSIA — 4.5%
Aeon Co. M Bhd	967,600	228,069
AEON Credit Service M Bhd	14,300	31,737
AirAsia Group Bhd	562,100	114,781
Alliance Bank Malaysia Bhd	681,600	346,765
Astro Malaysia Holdings Bhd	1,612,700	312,378
Axis Real Estate Investment Trust	187,929	90,346
Bahvest Resources Bhd (a)	185,300	16,649
Berjaya Corp. Bhd (a)	1,959,167	86,871
Berjaya Sports Toto Bhd	1,201,758	617,005
BerMaz Motor Sdn Bhd (a)	892,860	308,386
BIMB Holdings Bhd	74,500	59,461
British American Tobacco Malaysia Bhd	71,600	180,128
Bumi Armada Bhd (a)	3,211,400	172,374
Bursa Malaysia Bhd	561,809	954,485
Cahya Mata Sarawak Bhd	604,800	220,184
Carlsberg Brewery Malaysia Bhd Class B	121,500	702,630
Security Description	Shares	Value
Datasonic Group Bhd	1,164,200	$383,086
Dayang Enterprise Holdings Bhd (a)	279,530	82,196
DRB-Hicom Bhd	1,055,600	421,255
Eastern & Oriental Bhd	1,372,029	126,476
Eco World Development Group Bhd (a)	628,700	60,889
Econpile Holdings Bhd	914,400	130,171
Ekovest Bhd	1,174,400	139,777
FGV Holdings Bhd	1,824,800	423,728
Focus Dynamics Group Bhd (a)	1,015,100	201,362
Frontken Corp. Bhd	238,300	140,700
George Kent Malaysia Bhd	547,500	79,218
Globetronics Technology Bhd	325,500	162,560
Guan Chong Bhd	89,000	55,249
Heineken Malaysia Bhd	137,900	726,027
Hengyuan Refining Co. Bhd (a)	70,300	56,929
Hibiscus Petroleum Bhd (a)	420,400	60,337
IGB Real Estate Investment Trust	1,243,900	519,622
IJM Corp. Bhd	2,095,200	885,020
Inari Amertron Bhd	1,855,379	731,760
IOI Properties Group Bhd	567,700	129,836
JAKS Resources Bhd (a)	217,000	43,552
KNM Group Bhd (a)	1,201,100	58,864
Kossan Rubber Industries	345,100	685,368
KPJ Healthcare Bhd	3,620,072	709,652
Magnum Bhd	1,360,500	698,506
Mah Sing Group Bhd	760,900	94,114
Malayan Cement Bhd (a)	159,600	89,391
Malaysia Building Society Bhd	1,939,307	280,600
Malaysian Pacific Industries Bhd	75,800	194,586
Malaysian Resources Corp. Bhd	2,559,200	280,706
My EG Services Bhd	1,998,150	662,164
Padini Holdings Bhd	573,600	333,317
Pavilion Real Estate Investment Trust	1,119,500	418,016
Pentamaster Corp. Bhd (a)	173,300	208,284
Petron Malaysia Refining & Marketing Bhd	10,800	10,082
Pos Malaysia Bhd	710,200	154,139
Sapura Energy Bhd (a)	5,508,300	122,121
Scientex Bhd	208,800	433,680
Serba Dinamik Holdings Bhd	625,710	240,939
Sime Darby Property Bhd	1,163,800	184,687
SKP Resources Bhd	222,900	70,225
SP Setia Bhd Group	444,400	87,635
Sunway Bhd	550,000	175,846
Sunway Real Estate Investment Trust	2,133,900	806,749
Supermax Corp. Bhd (a)	583,121	1,088,674
Syarikat Takaful Malaysia Keluarga Bhd	115,800	120,259
TIME dotCom Bhd	253,200	642,898
Uchi Technologies Bhd	37,200	22,311
UEM Sunrise Bhd (a)	1,186,800	120,480
UMW Holdings Bhd	377,000	224,352
UOA Development Bhd	1,433,100	618,725

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Velesto Energy Bhd (a)	2,122,515	$71,824
ViTrox Corp. Bhd	126,200	269,187
VS Industry Bhd	1,553,700	351,713
WCT Holdings Bhd (a)	1,493,388	167,287
Yinson Holdings Bhd	690,700	951,022
YNH Property Bhd (a)	97,100	62,996
		21,713,398
MEXICO — 2.0%
Alsea SAB de CV (a)	245,989	240,698
Banco del Bajio SA (c)	245,064	207,234
Bolsa Mexicana de Valores SAB de CV (b)	590,360	1,099,117
Concentradora Fibra Danhos SA de CV REIT	223,619	211,358
Concentradora Fibra Hotelera Mexicana SA de CV REIT (c)	529,879	106,632
Concentradora Hipotecaria SAPI de CV REIT	596,180	436,550
Consorcio ARA SAB de CV	999,325	108,552
Controladora Vuela Cia de Aviacion SAB de CV Class A (a)(b)	696,529	362,025
Corp. Inmobiliaria Vesta SAB de CV	460,642	679,789
Credito Real SAB de CV SOFOM ER (a)	301,593	155,972
Genomma Lab Internacional SAB de CV Class B (a)	706,277	717,372
Gentera SAB de CV	599,066	285,442
Grupo Aeromexico SAB de CV (a)(b)	189,518	47,816
Grupo Cementos de Chihuahua SAB de CV	31,340	131,154
Hoteles City Express SAB de CV (a)	383,042	123,664
Industrias CH SAB de CV Class B	77,337	288,202
La Comer SAB de CV (b)	17,000	23,550
Macquarie Mexico Real Estate Management SA de CV REIT (c)	751,512	767,221
Megacable Holdings SAB de CV	271,252	789,679
PLA Administradora Industrial S de RL de CV REIT	849,688	983,648
Prologis Property Mexico SA de CV REIT	552,801	983,496
Qualitas Controladora SAB de CV	202,146	790,230
Unifin Financiera SAB de CV (a)(b)	44,042	33,222
		9,572,623
MONACO — 0.1%
Costamare, Inc.	49,710	276,388
GasLog, Ltd.	59,989	168,569
		444,957
PAKISTAN — 0.7%
Bank Alfalah, Ltd.	491,650	98,301
Engro Corp., Ltd.	278,870	486,519
Security Description	Shares	Value
Engro Fertilizers, Ltd.	553,500	$198,719
Fauji Fertilizer Co., Ltd.	347,500	227,645
Habib Bank, Ltd.	391,200	225,703
Hub Power Co. Ltd (a)	519,113	224,155
Lucky Cement, Ltd.	162,950	447,972
Mari Petroleum Co., Ltd.	9,932	73,153
MCB Bank, Ltd.	376,100	363,041
Millat Tractors, Ltd.	20,226	85,067
National Bank of Pakistan (a)	163,000	26,843
Pakistan Oilfields, Ltd.	81,480	170,157
Pakistan Petroleum, Ltd.	234,740	121,327
Pakistan State Oil Co., Ltd.	398,228	375,126
Searle Co., Ltd.	39,295	46,627
SUI Northern Gas Pipeline	833,900	271,179
United Bank, Ltd.	287,600	177,048
		3,618,582
PERU — 0.1%
Ferreycorp SAA	1,085,707	491,340
PHILIPPINES — 0.8%
Cebu Air, Inc.	320,018	254,344
CEMEX Holdings Philippines, Inc. (a)(c)	1,774,105	36,675
Cosco Capital, Inc.	5,285,700	536,792
D&L Industries, Inc.	3,172,600	318,374
DoubleDragon Properties Corp. (a)	513,100	176,302
First Gen Corp.	1,711,100	841,384
First Philippine Holdings Corp.	406,670	499,512
Holcim Philippines, Inc. (a)	179,200	23,198
Integrated Micro-Electronics, Inc. (a)	839,800	102,478
MacroAsia Corp. (a)	234,372	30,811
Manila Water Co., Inc.	943,500	238,597
Megawide Construction Corp.	633,100	92,122
Melco Resorts And Entertainment Philippines Corp. (a)	664,300	96,662
Nickel Asia Corp.	6,430,680	233,608
PXP Energy Corp. (a)	607,600	80,973
Semirara Mining & Power Corp.	287,700	73,217
SM Prime Holdings, Inc.	1	1
Wilcon Depot, Inc.	132,500	41,166
		3,676,216
POLAND — 1.4%
11 bit studios SA (a)	1,861	228,176
Alior Bank SA (a)	74,845	305,575
Asseco Poland SA	55,387	924,132
Bank Handlowy w Warszawie SA (a)	18,421	178,359
Benefit Systems SA (a)	609	127,938
Budimex SA	8,526	461,255
CCC SA	14,176	213,877
Ciech SA (a)	48,255	389,758
Develia SA (a)	318,295	156,104
Enea SA (a)	150,483	272,385
Energa SA (a)	69,674	143,376

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
EPP NV	186,849	$100,979
Eurocash SA (a)	98,755	432,404
Famur SA	59,155	32,900
Grupa Azoty SA (a)	48,424	375,209
Jastrzebska Spolka Weglowa SA	26,892	127,130
KRUK SA	17,190	468,899
Lubelski Wegiel Bogdanka SA	12,050	67,170
Orange Polska SA (a)	434,537	683,830
PKP Cargo SA	19,961	69,133
PlayWay SA	4,501	537,073
Tauron Polska Energia SA (a)	693,926	414,708
TEN Square Games SA	2,037	267,779
		6,978,149
QATAR — 0.5%
Aamal Co.	297,838	60,860
Al Meera Consumer Goods Co. QSC	135,972	679,673
Gulf International Services QSC (a)	841,062	343,262
Gulf Warehousing Co.	191,527	268,274
Medicare Group	191,270	359,111
Qatar Aluminium Manufacturing Co.	1,069,522	220,308
Qatar First Bank (a)	1,072,525	309,003
United Development Co. QSC	650,140	204,095
Vodafone Qatar QSC	435,272	133,176
		2,577,762
RUSSIA — 1.1%
Aeroflot PJSC	447,907	516,208
Etalon Group PLC GDR	130,264	176,508
Globaltrans Investment PLC GDR	122,515	660,356
HeadHunter Group PLC ADR (b)	5,394	126,112
LSR Group PJSC GDR	237,349	468,527
M. Video PJSC	63,364	361,397
Mechel PJSC ADR (a)	61,384	105,580
QIWI PLC ADR (b)	40,361	699,052
Sistema PJSC FC GDR	165,789	785,840
TCS Group Holding PLC GDR	44,403	901,381
TMK PJSC GDR	91,876	304,569
		5,105,530
SAUDI ARABIA — 2.9%
Abdul Mohsen Al-Hokair Tourism and Development Co. (a)	45,894	171,047
Abdullah Al Othaim Markets Co.	39,538	1,178,445
Al Babtain Power & Telecommunication Co.	13,154	78,412
Al Hammadi Co. for Development and Investment (a)	28,173	165,238
Al Jouf Agricultural Development Co.	8,595	67,252
Al Jouf Cement Co. (a)	57,194	133,875
Al Khaleej Training and Education Co.	43,742	156,263
Al Rajhi Co. for Co-operative Insurance (a)	10,915	175,175
Security Description	Shares	Value
Al Rajhi REIT	86,334	$196,329
Alandalus Property Co.	16,957	68,714
Aldrees Petroleum and Transport Services Co.	19,772	331,554
Al-Etihad Cooperative Insuarnce Co. (a)	29,054	108,749
Alujain Holding (a)	19,898	141,636
Arabian Cement Co.	30,250	212,500
Arriyadh Development Co.	34,504	135,772
Aseer Trading Tourism & Manufacturing Co. (a)	43,608	120,210
Astra Industrial Group (a)	12,765	64,114
AXA Cooperative Insurance Co. (a)	10,708	85,213
Basic Chemical Industries, Ltd. (a)	9,148	56,922
Batic Investments and Logistic Co. (a)	10,578	64,918
Bawan Co. (a)	28,542	99,224
Buruj Cooperative Insurance Co. (a)	13,249	57,644
City Cement Co. (a)	59,209	254,768
Dallah Healthcare Co.	14,296	178,748
Derayah REIT	66,816	173,675
Dur Hospitality Co.	42,628	281,838
Eastern Province Cement Co.	28,088	218,279
Fawaz Abdulaziz Al Hokair & Co. (a)	48,350	243,619
Fitaihi Holding Group	17,112	47,171
Hail Cement Co. (a)	32,767	106,574
Herfy Food Services Co.	16,084	192,528
Jadwa REIT Saudi Fund	30,812	91,836
Jazan Energy and Development Co. (a)	38,951	118,172
Leejam Sports Co. JSC	11,723	182,830
Maharah Human Resources Co.	10,456	192,339
Mediterranean & Gulf Insurance & Reinsurance Co. (a)	24,618	142,943
Methanol Chemicals Co. (a)	38,576	69,933
Middle East Healthcare Co. (a)	19,286	155,789
Musharaka Real Estate Income Fund REIT	51,215	109,230
Najran Cement Co. (a)	51,601	148,571
National Agriculture Development Co (a)	31,370	233,749
National Co. for Glass Manufacturing (a)	33,645	144,411
National Co. for Learning & Education	19,570	234,777
National Gas & Industrialization Co.	22,117	167,455
National Medical Care Co.	12,223	137,187
Northern Region Cement Co. (a)	49,244	130,101
Qassim Cement Co.	30,407	486,382
Riyad REIT Fund	68,139	144,779
Saudi Advanced Industries Co. (a)	27,587	95,168
Saudi Airlines Catering Co.	28,487	587,815

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Saudi Arabia Refineries Co.	4,557	$42,824
Saudi Arabian Amiantit Co. (a)	9,479	25,574
Saudi Automotive Services Co.	26,839	184,603
Saudi Ceramic Co. (a)	19,791	175,433
Saudi Chemical Co. Holding (a)	16,364	100,339
Saudi Co. For Hardware CJSC	11,478	135,557
Saudi Ground Services Co.	62,099	466,032
Saudi Industrial Services Co.	20,248	112,279
Saudi Pharmaceutical Industries & Medical Appliances Corp.	19,722	152,476
Saudi Public Transport Co. (a)	52,555	197,554
Saudi Re for Cooperative Reinsurance Co. (a)	20,496	44,150
Saudi Real Estate Co. (a)	53,662	181,115
Saudi Research & Marketing Group (a)	22,754	381,559
Saudi Vitrified Clay Pipe Co., Ltd.	7,926	88,219
Saudia Dairy & Foodstuff Co.	13,478	592,874
Seera Group Holding (a)	103,311	440,676
Tabuk Cement Co. (a)	36,382	118,719
Umm Al-Qura Cement Co.	30,924	183,021
United Electronics Co.	20,091	294,589
United International Transportation Co.	18,936	153,972
Walaa Cooperative Insurance Co. (a)	25,190	92,137
Yamama Cement Co.	63,795	369,062
Yanbu Cement Co.	50,755	378,870
Zamil Industrial Investment Co. (a)	25,089	102,737
		14,154,244
SINGAPORE — 0.1%
Asian Pay Television Trust	1,694,300	154,243
Aslan Pharmaceuticals, Ltd. (a)	86,000	12,825
SIIC Environment Holdings, Ltd.	1,287,760	189,234
Silverlake Axis, Ltd.	1,043,800	175,831
		532,133
SOUTH AFRICA — 4.3%
Adcock Ingram Holdings, Ltd.	170,702	471,580
Advtech, Ltd.	529,170	219,282
AECI, Ltd.	103,466	460,312
African Oxygen, Ltd.	98,576	99,228
Alexander Forbes Group Holdings, Ltd.	958,171	263,049
Arrowhead Properties, Ltd. Class B, REIT	1,117,594	109,347
Aspen Pharmacare Holdings, Ltd. (a)	253,722	2,095,634
Astral Foods, Ltd.	23,063	193,796
Attacq, Ltd. REIT	559,025	161,514
AVI, Ltd.	143,681	583,324
Barloworld, Ltd. (b)	140,113	556,420
Blue Label Telecoms, Ltd. (a)	488,617	73,398
Brait SE (a)(b)	587,261	112,889
Cashbuild, Ltd.	14,316	117,478
City Lodge Hotels, Ltd. (b)	24,009	32,818
Security Description	Shares	Value
Coronation Fund Managers, Ltd.	230,085	$529,692
Curro Holdings, Ltd. (b)	218,651	113,258
DataTec, Ltd.	219,796	335,228
Dis-Chem Pharmacies, Ltd. (b)(c)	407,876	411,515
Distell Group Holdings, Ltd.	60,696	266,538
DRDGOLD, Ltd.	211,805	328,526
Emira Property Fund, Ltd. REIT	509,197	190,198
Equites Property Fund, Ltd. REIT	234,170	225,208
Famous Brands, Ltd.	79,842	181,419
Grindrod, Ltd.	579,889	102,461
Harmony Gold Mining Co., Ltd. (a)	324,438	1,341,820
Hosken Consolidated Investments, Ltd.	61,565	109,843
Hudaco Industries, Ltd.	20,925	87,915
Hyprop Investments, Ltd. REIT	141,288	182,068
Imperial Logistics, Ltd.	62,780	142,109
Investec, Ltd.	136,997	272,259
JSE, Ltd.	121,971	856,429
KAP Industrial Holdings, Ltd.	1,512,810	216,800
Lewis Group, Ltd.	63,683	47,245
Libstar Holdings, Ltd. (a)	403,889	180,849
Long4Life, Ltd. (a)	628,666	112,165
Massmart Holdings, Ltd. (a)(b)	62,848	83,014
Metair Investments, Ltd. (a)	179,591	186,568
MiX Telematics, Ltd. ADR	4,376	37,765
Momentum Metropolitan Holdings	335,428	339,965
Montauk Holdings, Ltd. (a)	1	2
Motus Holdings, Ltd. (a)(b)	84,917	149,649
Mpact, Ltd.	234,492	141,707
Murray & Roberts Holdings, Ltd.	158,036	45,478
Nampak, Ltd. (a)	603,636	44,817
Net 1 UEPS Technologies, Inc. (a)(b)	73,083	222,172
Netcare, Ltd.	629,989	494,564
Ninety One, Ltd. (a)	68,498	172,477
Northam Platinum, Ltd. (a)	294,948	1,972,544
Omnia Holdings, Ltd. (a)	163,102	261,526
Pick n Pay Stores, Ltd.	178,652	524,389
PPC, Ltd. (a)	1,145,790	65,945
Raubex Group, Ltd.	149,822	190,824
Resilient REIT, Ltd.	237,065	591,059
Reunert, Ltd.	168,569	331,220
Royal Bafokeng Platinum, Ltd. (a)(b)	131,001	261,700
SA Corporate Real Estate, Ltd. REIT	2,521,304	185,742
Sappi, Ltd. (a)	324,511	506,331
Steinhoff International Holdings NV (a)(b)	3,568,642	209,497
Sun International, Ltd. (a)(b)	128,941	124,674
Super Group, Ltd. (a)	382,937	352,633
Transaction Capital, Ltd.	195,669	209,464
Trencor, Ltd.	118,062	35,402
Truworths International, Ltd.	240,917	471,573
Tsogo Sun Gaming, Ltd.	244,311	61,869

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Tsogo Sun Hotels, Ltd. (a)	240,085	$31,781
Vukile Property Fund, Ltd. REIT	772,138	341,741
Wilson Bayly Holmes-Ovcon, Ltd.	81,255	472,331
Zeder Investments, Ltd.	656,152	87,235
		20,991,272
TAIWAN — 33.4%
AcBel Polytech, Inc.	839,000	558,774
Acer, Inc.	982,000	595,767
A-DATA Technology Co., Ltd.	255,652	495,629
Advanced Ceramic X Corp.	54,642	761,167
Advanced Lithium Electrochemistry Cayman Co., Ltd. (a)	54,746	30,894
Advanced Wireless Semiconductor Co.	35,801	109,813
AGV Products Corp. (a)(b)	1,863,414	481,256
Airtac International Group	105,000	1,836,330
Alchip Technologies, Ltd.	55,000	932,061
Alpha Networks, Inc.	486,513	451,811
Altek Corp.	225,516	191,086
AmTRAN Technology Co., Ltd. (a)	967,717	263,376
Apex International Co., Ltd.	39,000	91,339
Arcadyan Technology Corp.	210,318	595,929
Ardentec Corp.	112,000	120,714
Asia Optical Co., Inc.	218,540	519,231
Asia Pacific Telecom Co., Ltd. (a)	944,476	252,569
Asia Polymer Corp.	947,489	614,971
ASMedia Technology, Inc.	20,000	972,733
ASPEED Technology, Inc.	17,000	714,467
Aten International Co., Ltd.	223,000	672,677
AURAS Technology Co., Ltd.	24,000	139,504
Aurora Corp.	12,000	37,052
Bank of Kaohsiung Co., Ltd.	102,861	34,166
Baotek Industrial Materials, Ltd. (a)	24,000	38,028
Basso Industry Corp.	116,800	160,328
BES Engineering Corp.	2,692,356	647,892
Brighton-Best International Taiwan, Inc.	196,000	178,366
Brogent Technologies, Inc.	6,300	23,061
Capital Securities Corp.	2,306,771	809,201
Career Technology MFG. Co., Ltd.	352,141	365,216
Casetek Holdings, Ltd. (b)	143,820	320,743
Cathay Real Estate Development Co., Ltd.	880,332	592,269
Center Laboratories, Inc.	292,468	743,449
Century Iron & Steel Industrial Co., Ltd.	88,000	249,942
Chang Wah Electromaterials, Inc.	80,419	440,193
Chang Wah Technology Co., Ltd.	50,000	50,755
Charoen Pokphand Enterprise	273,675	632,603
Chaun-Choung Technology Corp.	34,000	304,225
Cheng Loong Corp.	1,208,128	954,071
Security Description	Shares	Value
Cheng Mei Materials Technology Corp. (a)	93,000	$24,428
Cheng Uei Precision Industry Co., Ltd.	352,915	477,260
Chia Hsin Cement Corp.	118,000	70,589
Chicony Electronics Co., Ltd.	492,656	1,422,640
Chilisin Electronics Corp.	137,455	419,290
China Airlines, Ltd.	1,769,000	491,647
China Bills Finance Corp.	1,005,394	523,066
China Chemical & Pharmaceutical Co., Ltd.	694,000	596,279
China General Plastics Corp.	90,400	58,062
China Man-Made Fiber Corp.	1,876,527	423,585
China Motor Corp.	216,000	268,678
China Petrochemical Development Corp.	2,167,103	608,165
China Steel Chemical Corp.	183,000	651,257
Chin-Poon Industrial Co., Ltd.	319,000	285,975
Chipbond Technology Corp.	559,000	1,218,245
ChipMOS Techinologies, Inc.	296,875	340,096
Chong Hong Construction Co., Ltd.	274,275	806,896
Chunghwa Precision Test Tech Co., Ltd.	11,000	303,106
Cleanaway Co., Ltd.	29,000	164,144
Clevo Co.	547,265	549,964
CMC Magnetics Corp. (a)	894,303	223,087
Compeq Manufacturing Co., Ltd.	887,000	1,434,015
Concraft Holding Co., Ltd.	30,358	115,240
Coretronic Corp.	420,652	453,379
CSBC Corp. Taiwan (a)	219,082	172,269
CTCI Corp.	694,000	917,352
Cub Elecparts, Inc.	54,797	282,301
CyberTAN Technology, Inc.	558,210	308,388
Darfon Electronics Corp.	138,000	177,036
Darwin Precisions Corp.	416,576	149,662
D-Link Corp. (b)	1,027,054	664,873
Dynapack International Technology Corp.	183,000	472,626
E Ink Holdings, Inc.	739,000	1,016,909
Egis Technology, Inc. (b)	49,000	319,697
Elan Microelectronics Corp. (b)	294,029	1,200,851
Elite Advanced Laser Corp.	98,600	249,971
Elite Material Co., Ltd.	262,782	1,420,588
Elite Semiconductor Memory Technology, Inc.	319,674	418,763
eMemory Technology, Inc.	48,000	791,473
Ennoconn Corp.	40,371	384,492
Episil-Precision, Inc. (b)	40,000	91,240
Epistar Corp.	855,572	1,068,577
Eternal Materials Co., Ltd.	1,153,805	1,222,065
Evergreen Marine Corp. Taiwan, Ltd. (a)	1,417,437	516,445
Everlight Chemical Industrial Corp.	581,304	290,608
Everlight Electronics Co., Ltd.	656,503	688,667
Excelliance Mos Corp.	8,000	31,860

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Excelsior Medical Co., Ltd.	192,432	$387,414
Far Eastern Department Stores, Ltd.	891,490	752,363
Far Eastern International Bank	3,674,584	1,382,429
Faraday Technology Corp. (b)	288,385	453,526
Farglory Land Development Co., Ltd.	242,464	388,705
Feng Hsin Steel Co., Ltd.	481,270	848,211
Firich Enterprises Co., Ltd.	214,575	216,360
FLEXium Interconnect, Inc.	269,099	1,108,154
FocalTech Systems Co., Ltd.	143,000	156,064
Formosa Taffeta Co., Ltd.	996,000	1,228,775
Formosan Rubber Group, Inc.	363,610	223,062
Foxsemicon Integrated Technology, Inc.	69,050	421,258
Fulgent Sun International Holding Co., Ltd.	31,000	109,797
Gamania Digital Entertainment Co., Ltd.	38,000	94,792
Gemtek Technology Corp. (a)	465,234	380,015
General Interface Solution Holding, Ltd.	20,000	76,260
Genius Electronic Optical Co., Ltd.	62,391	1,480,239
Getac Technology Corp.	253,000	372,582
Gigabyte Technology Co., Ltd. (b)	476,000	1,056,720
Gigastorage Corp. (a)	337,941	100,565
Ginko International Co., Ltd.	39,000	193,648
Global Lighting Technologies, Inc.	12,000	51,653
Global PMX Co., Ltd.	13,000	75,124
Global Unichip Corp.	88,669	758,831
Gloria Material Technology Corp.	472,909	253,248
Gold Circuit Electronics, Ltd. (a)	113,000	128,685
Goldsun Building Materials Co., Ltd.	1,760,041	900,765
Gourmet Master Co., Ltd.	85,644	296,080
Grand Pacific Petrochemical (a)	891,000	437,882
Grape King Bio, Ltd.	109,000	701,927
Great Wall Enterprise Co., Ltd.	841,615	1,216,590
Gudeng Precision Industrial Co., Ltd.	8,000	66,973
Hannstar Board Corp.	224,674	295,458
HannStar Display Corp.	2,348,599	515,817
HannsTouch Solution, Inc. (a)	715,498	243,717
Highwealth Construction Corp.	780,730	1,152,393
Himax Technologies, Inc. ADR (a)(b)	110,835	458,857
HLJ Technology Co., Ltd. (a)	42,665	92,547
Ho Tung Chemical Corp.	1,351,351	334,351
Holtek Semiconductor, Inc.	70,000	158,247
Holy Stone Enterprise Co., Ltd.	107,000	438,814
Hota Industrial Manufacturing Co., Ltd. (b)	176,680	604,812
Hsin Kuang Steel Co., Ltd.	152,000	128,794
HTC Corp.	577,000	648,293
Hu Lane Associate, Inc.	13,000	36,394
Huaku Development Co., Ltd.	277,260	791,245
Security Description	Shares	Value
Huang Hsiang Construction Corp.	315,484	$371,573
Hung Sheng Construction, Ltd.	90,400	54,845
Ibase Technology, Inc.	368,817	500,015
Ichia Technologies, Inc.	376,000	172,679
International CSRC Investment Holdings Co.	859,767	587,175
International Games System Co., Ltd.	33,000	819,841
Iron Force Industrial Co., Ltd.	72,000	226,460
ITE Technology, Inc.	384,992	803,793
ITEQ Corp. (b)	120,872	604,268
Jentech Precision Industrial Co., Ltd.	10,000	96,087
Jess-Link Products Co., Ltd.	209,230	253,520
Jih Sun Financial Holdings Co., Ltd.	2,015,949	657,987
KEE TAI Properties Co., Ltd.	930,076	319,960
Kenda Rubber Industrial Co., Ltd.	707,247	703,544
Kerry TJ Logistics Co., Ltd.	243,000	335,618
King Slide Works Co., Ltd.	65,000	739,125
King Yuan Electronics Co., Ltd. (b)	1,034,656	1,204,577
King's Town Bank Co., Ltd.	1,047,000	1,273,951
Kinpo Electronics (b)	1,610,371	592,199
Kinsus Interconnect Technology Corp.	277,030	660,076
Kuoyang Construction Co., Ltd.	652,138	526,051
Land Mark Optoelectronics Corp.	16,000	156,722
Lien Hwa Industrial Holdings Corp.	916,780	1,320,583
Lingsen Precision Industries, Ltd.	864,694	301,864
Lite-On Semiconductor Corp.	26,000	36,262
Long Chen Paper Co., Ltd.	670,191	323,687
Longwell Co.	219,000	428,284
Lotes Co., Ltd.	84,418	1,082,961
Lotus Pharmaceutical Co., Ltd. (a)	34,000	96,453
Lumax International Corp., Ltd.	188,322	421,266
Lung Yen Life Service Corp.	202,000	398,461
Machvision, Inc.	23,915	252,488
Macroblock, Inc.	9,000	28,491
Macronix International (b)	1,012,000	1,063,295
Makalot Industrial Co., Ltd.	171,973	903,449
Medigen Biotechnology Corp. (a)	96,000	278,195
Medigen Vaccine Biologics Corp. (a)	57,000	234,727
Mercuries & Associates Holding, Ltd.	534,096	479,708
Merida Industry Co., Ltd.	192,000	1,308,004
Merry Electronics Co., Ltd.	144,464	683,039
Microbio Co., Ltd. (a)	344,723	876,281
Mirle Automation Corp.	309,331	407,835
Mitac Holdings Corp.	1,013,879	1,113,379
momo.com, Inc.	4,000	97,070
Motech Industries, Inc. (a)	470,728	117,106
Nan Kang Rubber Tire Co., Ltd. (b)	523,204	786,460
Nan Liu Enterprise Co., Ltd.	7,000	62,397

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Nan Ya Printed Circuit Board Corp. (b)	79,000	$212,330
Nantex Industry Co., Ltd.	466,504	615,059
Nichidenbo Corp.	88,000	160,165
OBI Pharma, Inc. (a)	113,797	447,405
OptoTech Corp.	275,900	191,698
Orient Semiconductor Electronics, Ltd. (a)	375,704	151,532
Oriental Union Chemical Corp.	736,500	419,367
Pan Jit International, Inc.	226,000	216,774
Pan-International Industrial Corp.	526,539	323,906
Panion & BF Biotech, Inc. (b)	51,000	227,304
Parade Technologies, Ltd.	61,000	2,030,267
PChome Online, Inc. (a)(b)	91,670	366,624
PharmaEngine, Inc.	112,197	304,217
PharmaEssentia Corp. (a)	109,000	432,239
Pharmally International Holding Co., Ltd.	38,461	213,784
Phihong Technology Co., Ltd. (a)	89,000	26,032
Phison Electronics Corp.	100,000	996,458
Phytohealth Corp. (a)	492,511	470,735
Pixart Imaging, Inc.	113,060	649,517
Polaris Group/Tw (a)	107,910	58,701
Posiflex Technology, Inc.	13,000	36,879
Powertech Technology, Inc.	355,000	1,287,431
Poya International Co., Ltd.	46,300	913,305
President Securities Corp.	1,405,943	650,447
Primax Electronics, Ltd. (b)	425,000	689,980
Prince Housing & Development Corp.	1,580,996	541,208
Promate Electronic Co., Ltd.	380,000	442,407
Prosperity Dielectrics Co., Ltd.	74,000	134,935
Qisda Corp.	1,500,641	897,704
Radiant Opto-Electronics Corp.	393,331	1,579,750
Radium Life Tech Co., Ltd.	993,406	346,797
Rexon Industrial Corp., Ltd.	120,000	321,714
RichWave Technology Corp.	12,000	76,666
Ritek Corp. (a)	1,212,644	215,366
Roo Hsing Co., Ltd. (a)	79,000	35,879
Ruentex Development Co., Ltd.	499,800	865,623
Ruentex Industries, Ltd.	271,000	650,301
Samebest Co., Ltd.	6,300	12,427
Sampo Corp.	729,221	532,621
Sanyang Motor Co., Ltd.	852,945	612,870
ScinoPharm Taiwan, Ltd.	438,500	560,303
SDI Corp.	64,000	104,662
Sercomm Corp.	245,000	648,528
Shin Zu Shing Co., Ltd.	80,000	404,006
Shinkong Insurance Co., Ltd.	417,841	505,581
Shinkong Synthetic Fibers Corp.	1,997,796	761,755
ShunSin Technology Holding, Ltd.	5,000	18,726
Shuttle, Inc. (a)	73,000	24,495
Sigurd Microelectronics Corp.	762,144	1,048,757
Silicon Integrated Systems Corp. (a)(b)	1,008,299	418,637
Silicon Motion Technology Corp. ADR	14,780	720,821
Security Description	Shares	Value
Simplo Technology Co., Ltd.	144,177	$1,561,272
Sinbon Electronics Co., Ltd.	242,444	1,224,361
Sinmag Equipment Corp.	78,271	232,920
Sino-American Silicon Products, Inc.	438,058	1,408,995
Sinon Corp.	884,662	544,209
Sinphar Pharmaceutical Co., Ltd. (b)	455,879	517,614
Sinyi Realty, Inc.	689,828	633,610
Sirtec International Co., Ltd.	38,000	37,994
Sitronix Technology Corp.	77,000	401,905
Soft-World International Corp.	111,848	439,742
Sporton International, Inc.	12,000	97,612
St Shine Optical Co., Ltd.	37,000	442,678
Standard Foods Corp.	254,000	542,358
Sunny Friend Environmental Technology Co., Ltd.	24,000	209,460
Sunonwealth Electric Machine Industry Co., Ltd.	44,000	76,504
Superalloy Industrial Co., Ltd.	130,370	224,909
Swancor Holding Co., Ltd.	26,000	75,609
Symtek Automation Asia Co., Ltd.	23,746	47,726
Systex Corp.	308,000	848,698
TA Chen Stainless Pipe (b)	609,493	559,822
TA-I Technology Co., Ltd.	54,000	139,463
Taichung Commercial Bank Co., Ltd.	3,100,657	1,224,310
TaiDoc Technology Corp.	7,000	65,007
Taiflex Scientific Co., Ltd.	337,699	560,838
TaiMed Biologics, Inc. (a)	119,000	362,189
Taimide Tech, Inc.	32,550	43,246
Tainan Spinning Co., Ltd.	1,700,105	654,008
Taisun Enterprise Co., Ltd.	775,549	608,516
Taiwan Cogeneration Corp.	744,469	992,894
Taiwan Fertilizer Co., Ltd.	614,000	1,035,317
Taiwan Glass Industry Corp.	1,007,000	341,304
Taiwan Hon Chuan Enterprise Co., Ltd.	424,218	789,356
Taiwan Land Development Corp. (a)	746,781	180,972
Taiwan Paiho, Ltd.	191,000	417,546
Taiwan PCB Techvest Co., Ltd.	38,000	44,949
Taiwan Secom Co., Ltd.	330,961	978,149
Taiwan Semiconductor Co., Ltd.	145,000	196,580
Taiwan Shin Kong Security Co., Ltd.	47,000	59,020
Taiwan Surface Mounting Technology Corp. (b)	254,308	1,120,508
Taiwan Union Technology Corp.	211,000	1,026,233
Taiyen Biotech Co., Ltd.	400,979	424,701
Tatung Co., Ltd. (a)	812,000	577,946
TBI Motion Technology Co., Ltd.	65,000	119,406
TCI Co., Ltd.	68,545	635,397
Teco Electric and Machinery Co., Ltd.	1,637,000	1,500,817
Test Rite International Co., Ltd.	481,896	338,909
Thye Ming Industrial Co., Ltd.	309,218	317,555

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Ton Yi Industrial Corp.	781,000	$242,205
Tong Hsing Electronic Industries, Ltd. (b)	138,327	656,367
Tong Yang Industry Co., Ltd.	432,872	535,506
Topco Scientific Co., Ltd.	295,299	1,090,938
Topkey Corp.	50,000	241,489
Toung Loong Textile Manufacturing	26,000	24,278
TPK Holding Co., Ltd. (a)	243,000	382,564
Transcend Information, Inc.	216,484	528,287
Tripod Technology Corp.	407,353	1,808,648
TSEC Corp. (a)	101,318	25,205
TSRC Corp.	723,028	420,273
TTY Biopharm Co., Ltd.	232,436	599,515
Tung Ho Steel Enterprise Corp.	720,258	546,824
TXC Corp.	380,080	819,302
U-Ming Marine Transport Corp.	465,000	493,298
Unimicron Technology Corp. (b)	1,043,000	1,771,062
Unitech Printed Circuit Board Corp.	181,240	157,870
United Integrated Services Co., Ltd.	35,000	238,438
United Renewable Energy Co., Ltd. (a)	2,240,832	496,705
Unity Opto Technology Co., Ltd. (a)	771,307	107,705
Universal Cement Corp.	49,000	29,894
Unizyx Holding Corp. (a)	561,694	354,099
UPC Technology Corp.	1,064,632	360,837
USI Corp.	1,097,590	457,569
Visual Photonics Epitaxy Co., Ltd.	197,371	612,091
Voltronic Power Technology Corp.	44,100	1,264,505
Wafer Works Corp. (b)	453,418	513,283
Walsin Lihwa Corp.	884,000	435,940
Wan Hai Lines, Ltd.	787,320	438,964
Waterland Financial Holdings Co., Ltd.	2,385,951	950,191
Wei Chuan Foods Corp.	648,899	505,844
Wistron NeWeb Corp.	289,249	631,349
WT Microelectronics Co., Ltd.	317,090	425,051
WUS Printed Circuit Co., Ltd.	308,875	332,906
XinTec, Inc. (a)	86,000	326,459
Xxentria Technology Materials Corp.	86,000	158,857
Yang Ming Marine Transport Corp. (a)	675,970	148,920
Yeong Guan Energy Technology Group Co., Ltd. (a)	100,000	204,715
YFY, Inc.	1,788,941	836,733
Yieh Phui Enterprise Co., Ltd.	1,371,846	400,332
Young Optics, Inc.	65,000	144,520
Yulon Finance Corp.	251,800	930,238
Yulon Motor Co., Ltd.	416,000	303,845
Zenitron Corp.	453,348	300,393
Zinwell Corp.	559,674	382,228
		161,843,782
Security Description	Shares	Value
THAILAND — 3.7%
AEON Thana Sinsap Thailand PCL NVDR	39,200	$136,976
Ananda Development PCL NVDR	1,224,000	64,947
Bangchak Corp. PCL NVDR	137,600	93,492
Bangkok Airways PCL NVDR (b)	497,300	100,562
Bangkok Chain Hospital PCL NVDR (b)	742,300	360,252
Bangkok Land PCL NVDR	16,619,600	548,475
Bangkok Life Assurance PCL NVDR	207,600	104,111
Beauty Community PCL (b)	2,422,175	120,688
BEC World PCL NVDR (a)	1,178,900	189,951
Central Plaza Hotel PCL NVDR (a)	898,002	668,254
CH Karnchang PCL NVDR	53,400	34,555
Chularat Hospital PCL NVDR	8,478,400	674,816
CK Power PCL NVDR (a)	891,500	118,838
Com7 PCL Class F	133,900	122,387
Do Day Dream PCL NVDR	107,100	57,175
DOHOME PCL NVDR NVDR	110,366	37,137
Dynasty Ceramic PCL NVDR	4,355,520	281,842
Eastern Polymer Group PCL NVDR	438,100	67,754
Erawan Group PCL NVDR	814,900	99,135
Esso Thailand PCL NVDR	1,598,267	361,979
Frasers Property Thailand Industrial Freehold & Leasehold REIT	403,697	194,616
GFPT PCL	334,100	140,526
Group Lease PCL NVDR (a)	310,200	37,938
Gunkul Engineering PCL NVDR	5,775,404	485,838
Hana Microelectronics PCL NVDR	378,600	339,922
Ichitan Group PCL NVDR	476,363	124,071
IMPACT Growth Real Estate Investment Trust	337,400	191,038
Inter Far East Energy Corp. NVDR (a)(e)	283,900	—
International Engineering PCL (a)(e)	63,855,934	—
Jasmine International PCL NVDR (b)	3,166,225	366,742
Jay Mart PCL	89,600	31,889
JMT Network Services PCL NVDR	502,600	369,134
KCE Electronics PCL NVDR	777,088	573,246
Kiatnakin Bank PCL NVDR	189,600	245,377
LPN Development PCL NVDR	994,200	144,108
Major Cineplex Group PCL NVDR	838,000	406,697
MBK PCL NVDR	284,400	127,903
MC Group PCL NVDR	254,600	78,668
Mega Lifesciences PCL	182,800	220,310
Noble Development PCL NVDR	69,400	24,699
Origin Property PCL NVDR	805,350	142,009
Plan B Media Pcl NVDR	1,058,600	205,503

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Precious Shipping PCL (a)	675,200	$119,060
Prima Marine PCL NVDR	393,700	99,356
Pruksa Holding PCL NVDR	1,481,331	551,171
PTG Energy PCL NVDR	873,700	457,945
Ratchthani Leasing PCL NVDR	755,825	87,547
Siamgas & Petrochemicals PCL NVDR	478,800	131,677
Singha Estate PCL NVDR	1,839,000	94,010
Sino-Thai Engineering & Construction PCL NVDR	1,416,100	696,424
SPCG PCL NVDR	170,400	89,866
Sri Trang Agro-Industry PCL NVDR (a)	926,061	816,474
Star Petroleum Refining PCL NVDR	1,047,700	225,421
Supalai PCL NVDR	1,179,700	641,235
Super Energy Corp. PCL NVDR	3,160,400	96,118
SVI PCL	430,640	38,456
Taokaenoi Food & Marketing PCL	385,300	129,649
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	1,913,800	1,164,101
Thai Airways International PCL NVDR (a)(b)	978,700	120,329
Thai Vegetable Oil PCL NVDR	515,100	437,479
Thaicom PCL NVDR	630,206	95,833
Thanachart Capital PCL NVDR	356,700	409,702
Thonburi Healthcare Group PCL NVDR	110,800	71,698
Thoresen Thai Agencies PCL	3,499,106	357,750
Tipco Asphalt PCL NVDR	1,057,200	855,132
TPI Polene PCL	1,100,600	42,375
TPI Polene Power PCL NVDR	4,917,600	639,610
TQM Corp. PCL NVDR	48,900	211,216
TTW PCL NVDR	706,800	301,861
Vibhavadi Medical Center PCL NVDR (b)	2,770,100	141,608
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust Class F,	220,500	114,147
WHA Utilities and Power PCL NVDR	674,200	98,597
Workpoint Entertainment PCL NVDR	179,600	64,501
		18,093,908
TURKEY — 2.0%
Aksa Akrilik Kimya Sanayii A/S	193,573	205,864
Aygaz A/S	138,897	243,155
Bera Holding A/S (a)	222,512	141,530
Coca-Cola Icecek A/S	47,035	297,796
Dogan Sirketler Grubu Holding A/S	254,537	77,979
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT (a)	1,209,620	361,752
Enerjisa Enerji AS (c)	258,552	324,381
Is Gayrimenkul Yatirim Ortakligi A/S REIT (a)	760,042	216,212
Security Description	Shares	Value
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (b)	1,058,294	$501,762
Koza Altin Isletmeleri A/S (a)	53,117	645,874
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	204,109	399,002
Mavi Giyim Sanayi Ve Ticaret AS Class B (a)(c)	39,468	274,069
Migros Ticaret A/S (a)	137,073	769,876
MLP Saglik Hizmetleri AS (a)(c)	133,769	388,344
Pegasus Hava Tasimaciligi A/S (a)(b)	29,983	242,978
Petkim Petrokimya Holding A/S (a)(b)	742,452	462,492
Sasa Polyester Sanayi A/S	141,966	223,675
Soda Sanayii A/S	238,978	213,362
Sok Marketler Ticaret AS (a)	196,351	383,837
TAV Havalimanlari Holding A/S	128,287	362,511
Tekfen Holding A/S	189,433	470,353
Tofas Turk Otomobil Fabrikasi A/S	78,992	305,378
Trakya Cam Sanayii A/S	262,549	137,503
Turk Traktor ve Ziraat Makineleri A/S	26,374	302,995
Turkiye Halk Bankasi A/S (a)	375,176	350,834
Turkiye Sinai Kalkinma Bankasi A/S (a)	1,140,220	214,579
Turkiye Vakiflar Bankasi TAO Class D (a)	656,247	510,273
Ulker Biskuvi Sanayi A/S (a)	119,109	422,240
Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S (a)	36,152	44,935
Yazicilar Holding A/S Class A	105,003	308,510
		9,804,051
UNITED ARAB EMIRATES — 0.4%
Air Arabia PJSC	1,836,781	615,069
Al Waha Capital PJSC (a)	1,111,016	205,679
Arabtec Holding PJSC	780,748	123,495
DAMAC Properties Dubai Co. PJSC (a)	326,711	60,928
Dana Gas PJSC	1,664,972	290,554
Dubai Investments PJSC	339,240	107,134
DXB Entertainments PJSC (a)	2,944,269	100,196
Eshraq Properties Co. PJSC (a)	1,767,195	104,401
Orascom Construction PLC	7,657	31,619
RAK Properties PJSC	2,787,126	267,092
SHUAA Capital PSC (a)	89,040	12,605
		1,918,772
UNITED STATES — 0.2%
Bizlink Holding, Inc.	83,764	596,195
Ideanomics, Inc. (a)	40,770	81,948

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Titan Cement International SA	26,936	$321,894
		1,000,037
TOTAL COMMON STOCKS (Cost $588,766,923)		481,416,976

RIGHTS — 0.0% (d)
CHINA — 0.0%
Greentown China Holdings (expiring 7/2/20) (a) (e)	14,047	—
INDIA — 0.0% (d)
Arvind Fashions, Ltd. (a)	24,951	21,166
TOTAL RIGHTS (Cost $0)		21,166
WARRANTS — 0.0% (d)
MALAYSIA — 0.0% (d)
Serba Dinamik Holdings Bhd, (expiring 12/5/24) (a)	127,260	7,870
THAILAND — 0.0% (d)
Jaymart PCL (expiring 6/17/22) (a)	9,955	—
Jaymart PCL (expiring 6/18/24) (a)	9,956	—
		—
TOTAL WARRANTS (Cost $0)		7,870
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (f) (g)	700,137	700,417
State Street Navigator Securities Lending Portfolio II (h) (i)	8,735,853	8,735,853
TOTAL SHORT-TERM INVESTMENTS (Cost $9,436,270)		9,436,270
TOTAL INVESTMENTS — 101.3% (Cost $598,203,193)		490,882,282
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(6,532,363)
NET ASSETS — 100.0%		$484,349,919

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.5% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2020, total aggregate fair value of the securities is $395,492, representing 0.10% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$478,477,657	$2,543,827	$395,492	$481,416,976
Rights	21,166	—	0(a)	21,166
Warrants	7,870	—	—	7,870
Short-Term Investments	9,436,270	—	—	9,436,270
TOTAL INVESTMENTS	$487,942,963	$2,543,827	$395,492	$490,882,282
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2020.
Sector Breakdown as of June 30, 2020

% of Net Assets
Information Technology	21.2%
Consumer Discretionary	13.4
Industrials	12.9
Materials	11.6
Health Care	8.8
Real Estate	8.1
Financials	8.1
Consumer Staples	6.1
Communication Services	3.7
Utilities	3.6
Energy	1.9
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,090,741	$3,091,050	$26,218,452	$28,608,865	$(220)	$—	700,137	$700,417	$13,923
State Street Navigator Securities Lending Portfolio II	—	—	38,687,280	29,951,427	—	—	8,735,853	8,735,853	251,875
State Street Navigator Securities Lending Portfolio III	9,464,642	9,464,642	2,838,930	12,303,572	—	—	—	—	58,387
Total		$12,555,692	$67,744,662	$70,863,864	$(220)	$—		$9,436,270	$324,185
See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 4.1%
BWP Trust REIT	693,398	$1,828,459
Charter Hall Retail REIT (a)	675,292	1,557,544
Dexus REIT	1,510,076	9,565,122
Goodman Group REIT	2,251,949	23,024,431
GPT Group REIT	2,695,669	7,739,386
National Storage REIT	1,360,271	1,727,928
Scentre Group REIT	7,182,792	10,731,413
Shopping Centres Australasia Property Group REIT	1,482,699	2,225,427
Vicinity Centres REIT	5,390,842	5,307,580
		63,707,290
AUSTRIA — 0.2%
CA Immobilien Anlagen AG	101,185	3,369,602
BELGIUM — 0.9%
Aedifica SA REIT	37,431	4,090,553
Cofinimmo SA REIT	33,983	4,671,764
Warehouses De Pauw CVA REIT	179,024	4,886,021
		13,648,338
BRAZIL — 0.3%
BR Malls Participacoes SA	1,206,821	2,215,480
BR Properties SA	278,500	452,433
Multiplan Empreendimentos Imobiliarios SA	375,000	1,400,069
		4,067,982
CANADA — 1.3%
Allied Properties Real Estate Investment Trust	83,446	2,509,507
Artis Real Estate Investment Trust	91,989	509,924
Boardwalk Real Estate Investment Trust	31,485	686,798
Canadian Apartment Properties REIT	115,467	4,119,340
Cominar Real Estate Investment Trust	123,755	743,257
Dream Industrial Real Estate Investment Trust	103,530	811,821
Dream Office Real Estate Investment Trust	37,702	568,021
First Capital Real Estate Investment Trust	147,939	1,507,631
Granite Real Estate Investment Trust	39,208	2,016,823
H&R Real Estate Investment Trust	194,407	1,393,108
InterRent Real Estate Investment Trust	91,915	967,065
RioCan Real Estate Investment Trust	215,121	2,426,034
SmartCentres Real Estate Investment Trust	98,021	1,504,860
		19,764,189
Security Description	Shares	Value
FRANCE — 1.9%
Covivio REIT	66,687	$4,831,018
Gecina SA REIT	75,887	9,375,574
Klepierre SA REIT	284,815	5,673,249
Unibail-Rodamco-Westfield (b)	149,398	415,556
Unibail-Rodamco-Westfield REIT (a)(b)	183,001	10,309,765
		30,605,162
GERMANY — 3.3%
alstria office REIT-AG	218,310	3,251,284
Aroundtown SA (c)	1,658,410	9,495,755
Deutsche EuroShop AG (c)	69,256	976,200
Deutsche Wohnen SE	497,783	22,335,446
Grand City Properties SA	140,687	3,245,579
LEG Immobilien AG	94,896	12,043,816
		51,348,080
HONG KONG — 2.5%
Hang Lung Properties, Ltd.	2,599,018	6,156,800
Hysan Development Co., Ltd.	845,731	2,711,638
Link REIT	2,829,882	23,130,660
Wharf Real Estate Investment Co., Ltd. (a)	1,587,000	7,576,205
		39,575,303
JAPAN — 11.9%
Activia Properties, Inc. REIT	971	3,343,621
Advance Residence Investment Corp. REIT	1,916	5,709,728
Aeon Mall Co., Ltd.	141,700	1,878,213
AEON REIT Investment Corp.	2,074	2,199,246
Comforia Residential REIT, Inc.	846	2,525,022
Daiwa House REIT Investment Corp.	2,735	6,439,171
Daiwa Office Investment Corp. REIT	423	2,340,742
Daiwa Securities Living Investments Corp. REIT	2,844	2,646,685
Frontier Real Estate Investment Corp. REIT (a)	675	2,130,393
Fukuoka REIT Corp.	1,002	1,218,542
Global One Real Estate Investment Corp. REIT	1,332	1,232,179
GLP J-REIT	5,305	7,695,532
Hoshino Resorts REIT, Inc. (a)	307	1,323,215
Hulic Co., Ltd. (a)	690,200	6,474,324
Hulic Reit, Inc.	1,616	2,007,174
Ichigo Office REIT Investment Corp.	2,120	1,463,966
Industrial & Infrastructure Fund Investment Corp. REIT	2,601	4,185,323
Invesco Office J-Reit, Inc.	12,315	1,593,525
Invincible Investment Corp. REIT	8,438	2,173,537
Japan Excellent, Inc. REIT (a)	1,779	2,064,521
Japan Hotel REIT Investment Corp.	6,175	2,547,041

See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Japan Logistics Fund, Inc. REIT	1,253	$3,400,643
Japan Prime Realty Investment Corp. REIT (a)	1,326	3,883,913
Japan Real Estate Investment Corp. REIT	1,916	9,821,087
Japan Retail Fund Investment Corp. REIT	3,623	4,516,786
Kenedix Office Investment Corp. REIT	594	3,309,024
Kenedix Residential Next Investment Corp. REIT	1,316	2,270,080
Kenedix Retail REIT Corp.	742	1,379,665
LaSalle Logiport REIT	1,886	2,905,438
Leopalace21 Corp. (a)(c)	338,900	662,816
MCUBS MidCity Investment Corp. REIT (a)	2,469	1,789,645
Mirai Corp. REIT	2,300	811,188
Mitsubishi Estate Logistics REIT Investment Corp.	424	1,558,289
Mitsui Fudosan Co., Ltd.	1,355,200	23,986,230
Mitsui Fudosan Logistics Park, Inc. REIT	543	2,418,422
Mori Hills REIT Investment Corp.	2,206	2,784,977
Mori Trust Sogo Reit, Inc.	1,334	1,640,838
Nippon Accommodations Fund, Inc. REIT	671	3,881,021
Nippon Building Fund, Inc. REIT	1,954	11,120,693
Nippon Prologis REIT, Inc.	3,412	10,373,416
NIPPON REIT Investment Corp. (a)	623	2,003,810
Nomura Real Estate Master Fund, Inc. REIT	6,525	7,826,250
Orix JREIT, Inc.	3,820	5,006,702
Premier Investment Corp. REIT	1,822	2,021,536
Sekisui House Reit, Inc.	5,639	3,616,988
Tokyu Fudosan Holdings Corp.	836,700	3,908,762
Tokyu REIT, Inc.	1,286	1,753,447
United Urban Investment Corp. REIT	4,314	4,630,497
		186,473,863
MALTA — 0.0% (d)
BGP Holdings PLC (e)	1,313,937	—
MEXICO — 0.2%
Fibra Uno Administracion SA de CV REIT	4,131,454	3,263,039
NETHERLANDS — 0.1%
Eurocommercial Properties NV REIT	56,933	728,965
Wereldhave NV REIT (a)	55,730	511,699
		1,240,664
NORWAY — 0.2%
Entra ASA (f)	197,991	2,520,296
Security Description	Shares	Value
PHILIPPINES — 0.6%
SM Prime Holdings, Inc.	15,488,800	$9,901,019
ROMANIA — 0.2%
NEPI Rockcastle PLC	655,730	3,349,790
SINGAPORE — 3.6%
Ascendas Real Estate Investment Trust	4,147,423	9,424,272
CapitaLand Commercial Trust REIT	3,950,508	4,785,749
CapitaLand Mall Trust REIT	3,930,704	5,522,512
CapitaLand, Ltd. (c)	3,485,651	7,295,868
ESR-REIT (a)	2,847,400	806,224
Frasers Centrepoint Trust REIT	1,005,300	1,664,631
Frasers Logistics & Commercial Trust REIT	3,348,800	2,856,580
Keppel DC REIT	1,692,200	3,081,028
Keppel REIT (a)	2,663,412	2,100,106
Mapletree Commercial Trust REIT	2,974,231	4,114,738
Mapletree Industrial Trust REIT	2,101,400	4,323,156
Mapletree Logistics Trust REIT (a)	4,151,116	5,772,671
Mapletree North Asia Commercial Trust REIT	2,877,800	1,908,150
Suntec Real Estate Investment Trust	3,217,195	3,251,672
		56,907,357
SOUTH AFRICA — 0.3%
Growthpoint Properties, Ltd. REIT	4,182,733	3,213,783
Hyprop Investments, Ltd. REIT	354,124	456,336
Redefine Properties, Ltd. REIT	7,535,969	1,435,629
		5,105,748
SPAIN — 0.5%
Inmobiliaria Colonial Socimi SA REIT	337,518	2,972,013
Merlin Properties Socimi SA REIT	507,078	4,203,092
		7,175,105
SWEDEN — 1.4%
Castellum AB	355,316	6,637,874
Fabege AB	379,863	4,440,124
Hufvudstaden AB Class A	160,092	1,989,841
Klovern AB Class B	733,243	1,159,287
Kungsleden AB	247,788	1,845,780
Samhallsbyggnadsbolaget i Norden AB	1,112,636	2,842,303
Wihlborgs Fastigheter AB	185,026	3,028,606
		21,943,815
SWITZERLAND — 1.0%
PSP Swiss Property AG	57,128	6,432,967
Swiss Prime Site AG	105,099	9,716,292
		16,149,259

See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
THAILAND — 0.2%
Central Pattana PCL NVDR	1,863,200	$2,938,801
UNITED KINGDOM — 4.2%
British Land Co. PLC REIT	1,303,018	6,221,078
Capital & Counties Properties PLC REIT	1,182,234	2,134,184
Derwent London PLC REIT	147,177	5,048,211
Grainger PLC	934,107	3,300,964
Great Portland Estates PLC REIT	351,318	2,743,441
Hammerson PLC REIT (a)	1,065,967	1,057,112
Land Securities Group PLC REIT	1,039,665	7,103,897
LondonMetric Property PLC REIT	1,256,945	3,270,791
Primary Health Properties PLC REIT	1,680,587	3,251,853
Segro PLC REIT	1,650,938	18,257,105
Shaftesbury PLC REIT	306,179	1,995,612
Tritax Big Box REIT PLC	2,362,222	4,232,206
UNITE Group PLC REIT	550,563	6,394,594
		65,011,048
UNITED STATES — 60.6%
Acadia Realty Trust REIT	119,184	1,547,008
Agree Realty Corp. REIT	74,493	4,894,935
Alexandria Real Estate Equities, Inc. REIT	174,919	28,380,608
American Assets Trust, Inc. REIT	66,493	1,851,165
American Campus Communities, Inc. REIT	190,377	6,655,580
American Homes 4 Rent Class A, REIT	353,232	9,501,941
Americold Realty Trust REIT	277,202	10,062,433
Apartment Investment and Management Co. Class A, REIT	205,973	7,752,824
Apple Hospitality REIT, Inc.	290,318	2,804,472
AvalonBay Communities, Inc. REIT	195,034	30,160,058
Boston Properties, Inc. REIT	200,304	18,103,475
Brandywine Realty Trust REIT	235,943	2,569,419
Brixmor Property Group, Inc. REIT	410,232	5,259,174
Camden Property Trust REIT	134,774	12,294,084
CareTrust REIT, Inc.	132,466	2,273,117
Chatham Lodging Trust REIT	65,001	397,806
City Office REIT, Inc.	65,883	662,783
Columbia Property Trust, Inc. REIT	158,317	2,080,285
Community Healthcare Trust, Inc. REIT	28,536	1,167,122
Corporate Office Properties Trust REIT	155,250	3,934,035
Cousins Properties, Inc. REIT	205,596	6,132,929
CubeSmart REIT	267,920	7,231,161
Security Description	Shares	Value
DiamondRock Hospitality Co. REIT	275,759	$1,524,947
Digital Realty Trust, Inc. REIT	371,760	52,830,814
Diversified Healthcare Trust REIT	329,185	1,456,644
Douglas Emmett, Inc. REIT	228,138	6,994,711
Duke Realty Corp. REIT	510,637	18,071,443
Easterly Government Properties, Inc. REIT	103,955	2,403,440
EastGroup Properties, Inc. REIT	54,055	6,411,463
Empire State Realty Trust, Inc. Class A, REIT	200,345	1,402,415
EPR Properties REIT	107,234	3,552,662
Equity Commonwealth REIT	168,127	5,413,689
Equity LifeStyle Properties, Inc. REIT	252,501	15,776,262
Equity Residential REIT	484,727	28,511,642
Essential Properties Realty Trust, Inc. REIT	127,264	1,888,598
Essex Property Trust, Inc. REIT	90,663	20,777,240
Extra Space Storage, Inc. REIT	178,942	16,528,872
Federal Realty Investment Trust REIT	97,600	8,316,496
First Industrial Realty Trust, Inc. REIT	176,065	6,767,939
Four Corners Property Trust, Inc. REIT	97,322	2,374,657
Franklin Street Properties Corp. REIT	148,466	755,692
Front Yard Residential Corp. REIT	68,164	593,027
Getty Realty Corp. REIT	47,560	1,411,581
Global Net Lease, Inc. REIT	123,855	2,072,094
Healthcare Realty Trust, Inc. REIT	186,712	5,468,794
Healthcare Trust of America, Inc. Class A, REIT	302,379	8,019,091
Healthpeak Properties, Inc. REIT	746,100	20,562,516
Hersha Hospitality Trust REIT	49,786	286,767
Highwoods Properties, Inc. REIT	143,718	5,364,993
Host Hotels & Resorts, Inc. REIT	975,568	10,526,379
Hudson Pacific Properties, Inc. REIT	212,135	5,337,317
Independence Realty Trust, Inc. REIT	131,027	1,505,500
Industrial Logistics Properties Trust REIT	90,213	1,853,877
Innovative Industrial Properties, Inc. REIT	25,732	2,264,931
Investors Real Estate Trust REIT	16,821	1,185,712
Invitation Homes, Inc. REIT	753,694	20,749,196
JBG SMITH Properties REIT	162,659	4,809,827
Kilroy Realty Corp. REIT	146,533	8,601,487
Kimco Realty Corp. REIT	598,556	7,685,459
Kite Realty Group Trust REIT	116,392	1,343,164

See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Lexington Realty Trust REIT	382,279	$4,033,043
Life Storage, Inc. REIT	64,928	6,164,914
LTC Properties, Inc. REIT	54,224	2,042,618
Macerich Co. REIT (a)	160,869	1,442,995
Mack-Cali Realty Corp. REIT	125,347	1,916,556
Mid-America Apartment Communities, Inc. REIT	158,496	18,174,736
Monmouth Real Estate Investment Corp. REIT	135,470	1,962,960
National Health Investors, Inc. REIT	61,777	3,751,099
National Retail Properties, Inc. REIT	237,998	8,444,169
National Storage Affiliates Trust REIT	85,851	2,460,490
NexPoint Residential Trust, Inc. REIT	30,238	1,068,913
Office Properties Income Trust REIT	66,743	1,733,316
Omega Healthcare Investors, Inc. REIT	313,994	9,335,042
Paramount Group, Inc. REIT	263,944	2,035,008
Park Hotels & Resorts, Inc. REIT	326,038	3,224,516
Pebblebrook Hotel Trust REIT	180,912	2,471,258
Pennsylvania Real Estate Investment Trust	95,367	129,699
Piedmont Office Realty Trust, Inc. Class A, REIT	174,305	2,895,206
Prologis, Inc. REIT	1,023,122	95,487,976
PS Business Parks, Inc. REIT	27,782	3,678,337
Public Storage REIT	208,273	39,965,506
QTS Realty Trust, Inc. Class A, REIT	83,383	5,344,016
Realty Income Corp. REIT	475,896	28,315,812
Regency Centers Corp. REIT	234,729	10,771,714
Retail Opportunity Investments Corp. REIT	161,057	1,824,776
Retail Properties of America, Inc. Class A, REIT	296,270	2,168,696
Rexford Industrial Realty, Inc. REIT	169,735	7,032,121
RLJ Lodging Trust REIT	228,502	2,157,059
RPT Realty REIT	111,522	776,193
Ryman Hospitality Properties, Inc. REIT	76,074	2,632,160
Seritage Growth Properties Class A, REIT (a)(c)	48,665	554,781
Service Properties Trust REIT	227,707	1,614,443
Simon Property Group, Inc. REIT	423,694	28,972,196
SITE Centers Corp. REIT	205,819	1,667,134
SL Green Realty Corp. REIT	105,938	5,221,684
Spirit Realty Capital, Inc. REIT	142,479	4,966,818
STAG Industrial, Inc. REIT	205,758	6,032,825
STORE Capital Corp. REIT	307,886	7,330,766
Summit Hotel Properties, Inc. REIT	146,147	866,652
Security Description	Shares	Value
Sun Communities, Inc. REIT	136,243	$18,485,450
Sunstone Hotel Investors, Inc. REIT	298,399	2,431,952
Tanger Factory Outlet Centers, Inc. REIT (a)	129,359	922,330
Taubman Centers, Inc. REIT	85,260	3,219,418
Terreno Realty Corp. REIT	93,717	4,933,263
UDR, Inc. REIT	408,862	15,283,261
Universal Health Realty Income Trust REIT	17,471	1,388,770
Urban Edge Properties REIT	153,240	1,818,959
Ventas, Inc. REIT	517,185	18,939,315
VEREIT, Inc.	1,491,574	9,590,821
Vornado Realty Trust REIT	219,473	8,386,063
Washington Prime Group, Inc. REIT	259,323	218,039
Washington Real Estate Investment Trust	113,932	2,529,290
Weingarten Realty Investors REIT	166,686	3,155,366
Welltower, Inc. REIT	578,543	29,939,600
WP Carey, Inc. REIT	238,999	16,168,282
Xenia Hotels & Resorts, Inc. REIT	157,042	1,465,202
		946,661,336
TOTAL COMMON STOCKS (Cost $1,780,675,735)		1,554,727,086

SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (g) (h)	2,739,996	2,741,092
State Street Navigator Securities Lending Portfolio II (i) (j)	23,927,015	23,927,015
TOTAL SHORT-TERM INVESTMENTS (Cost $26,667,478)		26,668,107
TOTAL INVESTMENTS — 101.2% (Cost $1,807,343,213)		1,581,395,193
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(18,777,727)
NET ASSETS — 100.0%		$1,562,617,466
(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2020, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.

See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.2% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,554,727,086	$—	$0(a)	$1,554,727,086
Short-Term Investments	26,668,107	—	—	26,668,107
TOTAL INVESTMENTS	$1,581,395,193	$—	$0	$1,581,395,193
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2020.
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,235,062	$3,235,385	$103,252,059	$103,743,839	$(3,079)	$566	2,739,996	$2,741,092	$22,211
State Street Navigator Securities Lending Portfolio II	—	—	237,061,621	213,134,606	—	—	23,927,015	23,927,015	221,645
State Street Navigator Securities Lending Portfolio III	5,956,024	5,956,024	2,937,211	8,893,235	—	—	—	—	15,425
Total		$9,191,409	$343,250,891	$325,771,680	$(3,079)	$566		$26,668,107	$259,281
See accompanying notes to schedule of investments.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020 are disclosed in the Schedules of Investments.
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.